UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08239

ProFunds
(Exact name of registrant as specified in charter)

7501 Wisconsin Avenue, Suite 1000 Bethesda, MD			20814
(Address of principal executive offices)			(Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(240) 497-6400

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2012

Item 1. Report to Stockholders.

Money Market ProFund

DECEMBER 31, 2012

Annual Report

Table of Contents

1	Message from the Chairman
3	Fund Performance, Allocation of Portfolio Holdings and Expense Examples
7	Financial Statements and Financial Highlights
11	Notes to Financial Statements
15	Report of Independent Registered Public Accounting Firm
16	Board Approval of Investment Advisory Agreement
17	Trustees and Officers
19	Cash Management Portfolio

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Message from the Chairman

Dear Shareholder:

I am pleased to present the Annual Report to shareholders of the Money Market ProFund for the 12 months ended December 31, 2012.

During the 12-month period, average money market rates hovered slightly above zero. Money market rates generally follow the Federal Funds Target Rate, which remained unchanged in a target range of 0.0% to 0.25% for the period.

U.S. Economic Growth Gains Strength

U.S. GDP growth accelerated to 2.2% for the full year 2012, up from 1.8% in 2011. Unemployment declined to 7.8% in December 2012 from 8.5% at the end of 2011.

The U.S. Federal Reserve, at the December 2012 Federal Open Market Committee meeting, decided to keep rates unchanged. It noted that a highly accommodative monetary policy stance will remain appropriate as long as the unemployment rate remains above 6.5% and projected inflation is no more than a half percentage point above the Committee’s 2% goal.

We appreciate the trust and confidence you have placed in us by choosing ProFunds and look forward to continuing to serve your investing needs.

Sincerely,

Michael L. Sapir

Chairman of the Board of Trustees

1

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Fund Performance, Allocation of Portfolio Holdings and Expense Examples

4 :: Money Market ProFund :: Fund Performance

The Money Market ProFund seeks, as its investment objective, a high level of current income consistent with liquidity and preservation of capital. The seven-day yield, as of December 31, 2012, was 0.02%(1) for the Investor Class and 0.02%(1) for the Service Class.

The assets of the Fund are part of a $24.8 billion portfolio managed by Deutsche Asset Management, Inc. Its managers seek to maintain a stable net asset value of $1.00, however there is no assurance that they will be able to do so.

An investment in this Fund is neither guaranteed nor insured by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund strives to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund.

Past performance is not predictive of future results. The performance data quoted represents past performance and current returns may be lower or higher. Yield will vary and principal value may fluctuate so that the investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance information current to the most recent month end, please visit Profunds.com

(1)              The seven-day yield quotation more closely reflects the earning of the money market fund than a total return quotation. The seven-day yield reflects a reduction in the Fund’s fees. Without the reduction of those fees, the yield would have been (0.65)% and (1.65)% for Investor Class and Service Class, respectively.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

December 31, 2012 :: Allocation of Portfolio Holdings and Expense Examples :: Money Market ProFund :: 5

Investment Objective: The Money Market ProFund seeks a high level of current income consistent with liquidity and preservation of capital.

An investment in this ProFund is neither guaranteed nor insured by the Federal Deposit Insurance Corporation or any other government agency. Although the ProFund strives to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the ProFund.

Allocation of Portfolio Holdings

Money Market ProFund Market Exposure

Investment Type	% of Net Assets
Investment in Cash Management Portfolio(a)	104%
Total Exposure	104%

Cash Management Portfolio Asset
Allocation(a)

Investment Type	% of Net Assets
Commercial Paper	48%
Certificates of Deposit and Bank Notes	14%
Government & Agency Obligations	11%
Short-Term Notes	10%
Municipal Investments	7%
Time Deposits	6%
Repurchase Agreements	4%

(a)              The Cash Management Portfolio holdings are included in the accompanying financial statements of the ProFund.

Expense Examples

As a ProFund shareholder, you may incur two types of costs: (1) transaction costs, including wire redemption fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other ProFund expenses (including expenses allocated from the Cash Management Portfolio). These examples are intended to help you understand your ongoing costs (in dollars) of investing in the ProFund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the examples are useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at July 1, 2012 and held for the entire period from July 1, 2012 through December 31, 2012.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 7/1/12	Ending Account Value 12/31/12	Expenses Paid During Period* 7/1/12 - 12/31/12	Annualized Expense Ratio During Period 7/1/12 - 12/31/12
Money Market ProFund — Investor Class	$1,000.00	$1,000.10	$1.31	0.26%
Money Market ProFund — Service Class	1,000.00	1,000.10	1.31	0.26%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the ProFund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the ProFund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the ProFund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value 7/1/12	Ending Account Value 12/31/12	Expenses Paid During Period* 7/1/12 - 12/31/12	Annualized Expense Ratio During Period 7/1/12 - 12/31/12
Money Market ProFund — Investor Class	$1,000.00	$1,023.83	$1.32	0.26%
Money Market ProFund — Service Class	1,000.00	1,023.83	1.32	0.26%

*                      Expenses are equal to the average account value over the period multiplied by the ProFund’s annualized expense ratio multiplied by 184/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

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Financial Statements and Financial Highlights

8 :: Money Market ProFund :: Financial Statements

Statement of Assets and Liabilities
December 31, 2012

ASSETS:
Investment in Cash Management Portfolio, at value	$476,147,498
Receivable for capital shares issued	22,415,471
Receivable from Advisor	117,371
Prepaid and other expenses	96,312
TOTAL ASSETS	498,776,652

LIABILITIES:
Payable for capital shares redeemed	40,843,800
Administration fees payable	13,060
Trustee fees payable	369
Transfer agency fees payable	290,831
Compliance services fees payable	3,629
Service fees payable	3,949
TOTAL LIABILITIES	41,155,638
NET ASSETS	$457,621,014

NET ASSETS CONSIST OF:
Capital	$457,735,099
Accumulated net investment income	806
Accumulated net realized gains (losses) on investments	(114,891)
NET ASSETS	$457,621,014

INVESTOR CLASS:
Net Assets	$407,079,916
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	407,116,257
Net Asset Value (offering and redemption price per share)	$1.00

SERVICE CLASS:
Net Assets	$50,541,098
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	50,550,508
Net Asset Value (offering and redemption price per share)	$1.00

Statement of Operations
For the year ended December 31, 2012

INVESTMENT INCOME:
Interest	$1,312,331	(a)
Expenses(b)	(645,950	)(a)
TOTAL INVESTMENT INCOME	666,381

EXPENSES:
Management services fees	1,614,078
Administration fees	163,064
Distribution and services fees-Service Class	361,578
Transfer agency fees	1,626,265
Administrative services fees	72,757
Registration and filing fees	97,425
Fund accounting fees	10,000
Trustee fees	12,341
Compliance services fees	5,973
Service fees	46,994
Other fees	135,895
Total Gross Expenses before reductions	4,146,370
Less Expenses reduced by the Advisor	(3,572,645)
TOTAL NET EXPENSES	573,725
NET INVESTMENT INCOME	92,656

REALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	3,025	(a)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$95,681

(a)              Allocated from Cash Management Portfolio

(b)              For the year ended December 31, 2012, the Advisor to the Cash Management Portfolio waived fees, of which $116,170 was allocated to the Money Market ProFund on a pro-rated basis.

See accompanying notes to the financial statements.

Financial Statements :: Money Market ProFund :: 9

Statements of Changes in Net Assets

	Year Ended December 31, 2012	Year Ended December 31, 2011
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income	$92,656	$105,023
Net realized gains (losses) on investments	3,025	25,911
Change in net assets resulting from operations	95,681	130,934
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
Investor Class	(76,693)	(81,888)
Service Class	(15,939)	(22,600)
Change in net assets resulting from distributions	(92,632)	(104,488)
CAPITAL TRANSACTIONS:
Proceeds from shares issued
Investor Class	6,368,330,540	6,672,314,997
Service Class	743,125,823	1,044,529,081
Dividends reinvested
Investor Class	77,320	81,487
Service Class	15,103	22,600
Value of shares redeemed
Investor Class	(6,390,293,832)	(6,707,503,515)
Service Class	(788,664,558)	(1,062,541,364)
Change in net assets resulting from capital transactions	(67,409,604)	(53,096,714)
Change in net assets	(67,406,555)	(53,070,268)
NET ASSETS:
Beginning of period	525,027,569	578,097,837
End of period	$457,621,014	$525,027,569
Accumulated net investment income	$806	$782
SHARE TRANSACTIONS:
Issued
Investor Class	6,368,330,327	6,672,314,997
Service Class	743,125,827	1,044,529,081
Reinvested
Investor Class	77,320	81,487
Service Class	15,103	22,600
Redeemed
Investor Class	(6,390,293,832)	(6,707,503,515)
Service Class	(788,664,558)	(1,062,541,364)
Change in shares	(67,409,813)	(53,096,714)

See accompanying notes to the financial statements.

10 :: Money Market ProFund :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities						Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income(a)		Net Realized Gains (Losses) on Investments(a)		Total from Investment Activities		Net Investment Income		Total Distributions
Money Market ProFund
Investor Class
Year Ended December 31, 2012	$1.000	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended December 31, 2011	$1.000	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended December 31, 2010	$1.000	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended December 31, 2009	$1.000	0.001		—	(c)	0.001		(0.001)		(0.001)
Year Ended December 31, 2008	$1.000	0.021		—	(c)	0.021		(0.021)		(0.021)
Service Class
Year Ended December 31, 2012	$1.000	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended December 31, 2011	$1.000	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended December 31, 2010	$1.000	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended December 31, 2009	$1.000	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended December 31, 2008	$1.000	0.011		—	(c)	0.011		(0.011)		(0.011)

		Ratios to Average Net Assets				Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses(a),(b)	Net Expenses(a)		Net Investment Income(a)	Net Assets, End of Period (000’s)

$1.000	0.02%	0.96%	0.26	%(d)	0.02%	$407,080
$1.000	0.02%	1.01%	0.23	%(d)	0.02%	$428,962
$1.000	0.02%	0.93%	0.30	%(d)	0.02%	$464,048
$1.000	0.05%	0.97%	0.55	%(d)	0.06%	$509,584
$1.000	2.08%	0.84%	0.84%		2.09%	$580,465

$1.000	0.02%	1.42%	0.26	%(d)	0.02%	$50,541
$1.000	0.02%	1.96%	0.23	%(d)	0.02%	$96,065
$1.000	0.02%	1.93%	0.30	%(d)	0.02%	$114,050
$1.000	0.03%	1.39%	0.58	%(d)	0.03%	$104,635
$1.000	1.09%	1.80%	1.80%		1.13%	$123,685

(a)	Per share amounts and percentages include the applicable allocation from the Cash Management Portfolio.
(b)

For the years ended December 31, 2012, December 31, 2011, December 31, 2010, December 31, 2009 and December 31, 2008, the Advisor to the Cash Management Portfolio waived fees which were allocated to the Money Market ProFund on a pro-rata basis. If included, the corresponding impact to the gross expense ratio would be an increase of 0.03%, 0.01%, 0.01%, 0.03% and 0.04%, respectively.

(c)	Amount is less than $0.0005.
(d)	The expense ratio for the period reflects the deduction of certain expenses to maintain a certain minimum net yield.

See accompanying notes to the financial statements.

Notes to Financial Statements

12 :: Money Market ProFund :: Notes to Financial Statements :: December 31, 2012

1. Organization

ProFunds (the “Trust”) consists of 115 separate investment portfolios and is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Trust is organized as a Delaware statutory trust and is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series. The accompanying financial statements relate to the Money Market ProFund (the “ProFund”). The ProFund has two classes of shares: the Investor Class and Service Class. The ProFund is a feeder fund in a master-feeder fund structure and seeks to achieve its objective by investing all of its investable assets in the Cash Management Portfolio (the “Portfolio”), an open-end management investment company that is advised by Deutsche Investment Management Americas, Inc. (“DIMA”) and has the same investment objective as the ProFund. As of December 31, 2012, the percentage of the Portfolio’s interests owned by the ProFund was 1.9%. The financial statements of the Portfolio, including its schedule of portfolio investments, are included in this report and should be read in conjunction with the ProFund’s financial statements.

Each class of shares has identical rights and privileges except with respect to the fees paid under the Distribution and Shareholder Services Plan and voting rights on matters affecting a single class of shares.

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust and ProFund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the ProFund.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the ProFund in preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. The actual results could differ from those estimates.

Investment Valuation

The ProFund records its investments in the Portfolio at fair value, which represents its proportionate ownership of the value of the Portfolio’s net assets. The Portfolio’s Notes to Financial Statements included elsewhere in this report provide information about the Portfolio’s valuation policy and its period-end security valuations.

Investment Transactions and Related Income

The ProFund records daily its proportionate share of the Portfolio’s income, expenses and realized gains and losses. In addition, the ProFund accrues its own expenses.

Allocations

Expenses directly attributable to the ProFund are charged to the ProFund, while expenses which are attributable to more than one fund in the Trust, or jointly with an affiliate, are allocated among the respective funds in the Trust and/or affiliate based upon relative net assets or another reasonable basis.

The investment income, expenses (other than class specific expenses charged to a class), realized gains and losses on investments of the ProFund are allocated to each class of shares based upon relative net assets on the date income is earned or expenses and realized gains and losses are incurred.

Distributions to Shareholders

The ProFund declares distributions from net investment income daily and pays the dividends on a monthly basis. Net realized capital gains, if any, will be distributed annually.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, distribution reclassification, certain gain/loss and certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes

The ProFund intends to continue to qualify each year as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The ProFund intends to make timely distributions in order to avoid tax liability. Accordingly, no provision for federal income taxes is required in the financial statements. The ProFund has a tax year end of December 31st.

Management of the ProFund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken and the ProFund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

New Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”) requiring disclosure of both gross and net information related to offsetting and related arrangements enabling users of its financial statements to understand the effect of those arrangements on the entity’s financial position. The objective of this disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of GAAP and those entities that

December 31, 2012 :: Notes to Financial Statements :: Money Market ProFund :: 13

prepare their financial statements on the basis of International Financial Reporting Standards. ASU 2011-11 is effective for interim and annual periods beginning on or after January 1, 2013. Adoption of ASU 2011-11 will have no effect on the ProFund’s net assets. At this time, management is evaluating any impact ASU 2011-11 may have on the ProFund’s financial statements disclosures.

3. Investment Valuation Summary

The valuation techniques employed by the ProFund, described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the ProFund’s investments are summarized in the three broad levels listed below:

•                  Level 1 — quoted prices in active markets for identical assets

•                  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the ProFund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. Changes in valuation techniques may result in transfers in or out of assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end.

As of December 31, 2012, the ProFund’s $476,147,498 investment in the Portfolio, which is an investment company, is based on Level 2 inputs due to the ProFund’s master-feeder structure. There were no Level 1 or Level 3 investments held by the ProFund at December 31, 2012.

4. Fees and Transactions with Affiliates

ProFunds Advisors LLC (the “Advisor”) serves as the investment advisor of the ProFund for an annual fee equal to 0.35% of the average daily net assets of the ProFund, although no fee is payable under the agreement unless the master-feeder relationship with the Portfolio is terminated and the Advisor directly invests the assets of the ProFund. DIMA is the investment advisor to the Portfolio in which the ProFund invests its assets.

Citi Fund Services Ohio, Inc. (“Citi”), a wholly owned subsidiary of Citi Fund Services, Inc., acts as the Trust’s administrator (the “Administrator”). For its services as Administrator, the Trust pays Citi an annual fee based on the Trust’s and Access One Trust’s (an affiliated trust) aggregate average net assets at an annualized tier rate ranging from 0.005% to 0.05% and a base fee for certain filings. Administration fees include additional fees paid to Citi by the Trust for additional services provided, including support of the Trust’s compliance program. Citi also acts as transfer agent for the Trust for which it receives additional fees. As transfer agent for the ProFund, Citi receives a base fee, account and service charges and reimbursement of certain expenses.

ProFunds Distributors, Inc. (the “Distributor”), a wholly owned subsidiary of the Advisor, serves as the Trust’s distributor.

Under a Distribution and Shareholder Services Plan (the “Plan”), adopted by the Trust’s Board of Trustees pursuant to Rule 12b-1 under the 1940 Act, the ProFund may pay financial intermediaries such as broker-dealers, investment advisors (“Authorized Firms”) and the Distributor up to 1.00%, on an annualized basis, of the average daily net assets attributable to Service Class shares as compensation for service and distribution-related activities and/or shareholder services with respect to Service Class shares. DIMA has committed to provide the Distributor with additional resources to enhance the visibility and distribution of the ProFund and other funds in the Trust, given that the sale of shares of the funds in the Trust is likely to increase the size of the ProFund.

During the year ended December 31, 2012, the ProFund paid an amount less than 1.00% on an annualized basis of the average daily net assets attributed to Service Class shares assets and the Distribution and Service Fees were suspended as of June 1, 2012. If the ProFund had paid an amount equal to 1.00% of the average daily net assets attributable to Service Class shares, the Distribution and Service Fees would have been $785,604 for the year ended December 31, 2012.

The Advisor, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFund. For these services, the ProFund pays the Advisor a fee at the annual rate of 0.35% of its average daily net assets for providing feeder fund management and administrative services to the ProFund.

The Advisor, pursuant to a separate Services Agreement, performs certain services related to the operation and maintenance of a shareholder trading platform. For these services, the Trust pays the Advisor a monthly base fee as reflected on the Statement of Operations as “Service fees.”

The ProFund pays fees to certain intermediaries or financial institutions for record keeping, sub-accounting services, transfer agency and other administrative services as reflected on the Statement of Operations as “Administrative services fees.”

Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Except as noted below with respect to the Trust’s Chief Compliance Officer, such Officers and Trustee receive no compensation from the ProFund for serving in their respective roles. The Trust, together with the affiliated Trusts, pay each Independent Trustee compensation for his services as Trustee at the annual rate of $155,000. Independent Trustees also receive $7,500 for attending each regular quarterly in-person meeting, $3,000 for attending each special in-person meeting and $3,000 for attending each telephonic meeting. During the year ended December 31, 2012, actual Trustee compensation was $591,000 in aggregate from the Trust and affiliated Trusts. There are certain employees of the Advisor, such as the Trust’s Chief Compliance Officer and staff who administer the Trust’s compliance program, in which the ProFund reimburses the Advisor for their related compensation and certain other expenses incurred as reflected on the Statement of Operations as “Compliance services fees.”

The Advisor has contractually agreed to waive management services fees, and if necessary, reimburse certain other expenses of the ProFund through April 30, 2013 to the extent necessary to maintain a certain minimum net yield as determined by the Advisor.

14 :: Money Market ProFund :: Notes to Financial Statements :: December 31, 2012

The Advisor may recoup the management services fees contractually waived or limited and other expenses reimbursed by it within three years from the minimum yield limit period in which they were taken. Such repayments shall be made monthly, but only to the extent that such repayments would not cause the net yield of each Class of the ProFund to fall below the highest previously determined minimum yield. Any amounts recouped by the Advisor during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reduced by the Advisor.” As of December 31, 2012, the recoupments that may potentially be made by the ProFund are as follows:

	Expires 4/30/13	Expires 4/30/14	Expires 4/30/15	Expires 4/30/16	Total
Money Market ProFund — Fund Level	$3,724,228	$3,432,172	$4,063,706	$2,162,247	$13,382,353
Money Market ProFund — Service Class	863,645	1,228,197	986,743	89,725	3,168,310

5. Federal Income Tax Information

The tax character of dividends paid to shareholders during the applicable tax years ended, as noted below, were as follows:

	Ordinary Income	Total Distributions Paid
December 31, 2012
Money Market ProFund	$92,633	$92,633

	Ordinary Income	Total Distributions Paid
December 31, 2011
Money Market ProFund	$104,488	$104,488

As of the tax year end of December 31, 2012, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long Term Capital Gains	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Deficit)
Money Market ProFund	$806	$—	$—	$(114,891)	$—	$(114,085)

As of the end of its tax year ended December 31, 2012, the ProFund had capital loss carry forwards (“CLCFs”) as summarized in the table below. CLCFs subject to expiration are applied as short-term capital loss regardless of whether the originating capital loss was short term or long term.

CLCFs subject to expiration:

Expires 12/31/16
Money Market ProFund	$114,891

Report of Independent Registered Public Accounting Firm :: Money Market ProFund :: 15

To the Board of Trustees and Shareholders of Money Market ProFund:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Money Market ProFund (the “Fund”) at December 31, 2012, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2012 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Baltimore, Maryland
February 25, 2013

16 :: Money Market ProFund :: Board Approval of Investment Advisory Agreement (unaudited) :: December 31, 2012

At a meeting held on September 10-11, 2012, the Board of Trustees (the “Board”), including the trustees who are not “interested persons” as defined in the 1940 Act (the “Independent Trustees”), unanimously approved the investment advisory agreement (the “Advisory Agreement”) between the Trust on behalf of the Fund and ProFund Advisors LLC (the “Advisor”). In determining whether to approve the Advisory Agreement on behalf of the Fund, the Board requested information, and the Advisor provided information, that the Board and the Advisor, respectively, believed to be reasonably necessary to evaluate the Advisory Agreement.

The Board noted that the Fund is a feeder fund that invests all its shares in a master fund that is advised by a third party investment advisor. The Board recognized that the Advisor provides no services under the Advisory Agreement, the Adviser collects no advisory fee under that Agreement, and the Agreement will be operative only if the master-feeder arrangement is terminated. The Board considered that the Advisor has the requisite portfolio management skills to manage the fund if necessary, and considered the reasonableness of the fee should the Advisor begin to provide services under the Advisory Agreement. In assessing the reasonableness of the fee, the board considered the nature of the services described in the Agreement, and fees charged by comparable money market funds.

In its deliberations, the Board also considered the Advisor’s non-advisory services, including those performed under a separate Management Services Agreement. The Board considered any indirect, or “fall-out,” benefits that the Advisor or its affiliates derived from their relationship to the Fund but concluded that such benefits were relatively small. The Board considered that ProFund Distributors, Inc. (“PDI”), a wholly-owned subsidiary of the Advisor, earns fees from the Fund for providing services under a Distribution and Shareholder Services Plan. The Board also considered the revenue sharing arrangement pursuant to which the adviser of the master fund, Deutsche Investment Management Americas Inc. (“DIMA”), pays amounts to PDI to cover certain marketing and distribution expenses associated with the sale of the of the Fund and other funds that are part of the same complex as the Fund. The Advisor has represented that DIMA pays these amounts out of DIMA’s legitimate profits, in an effort to help increase the assets of the Fund. The Adviser represented that the payments made to PDI do not affect the level of the Advisor’s voluntary expense cap for the Fund, and thus do not affect the expenses paid by the shareholders or, consequently, the investment return. The Advisor also represented that the receipt of these payments by PDI does not affect the decision to invest the Fund’s assets in the master fund. Marketing expenses associated with the other funds in the complex are included because DIMA has determined that an increase in assets in those funds is, through exchanges, likely to increase the size of the Fund.

Based upon its review, the Board, including the Independent Trustees, determined that the terms of the Advisory Agreement were fair and reasonable and in the best interests of shareholders and should be approved.

Trustees and Officers (unaudited) :: Monet Market ProFund :: 17

Name, Address, and Birth Date	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Operational Portfolios in Fund Complex Overseen by Trustee*	Other Directorship Held by Trustee

Independent Trustees

William D. Fertig c/o ProFunds 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 9/56	Trustee	Indefinite; June 2011 to present	Context Capital Management (Alternative Asset Management): Chief Investment Officer (September 2002 to present)	ProFunds (112); Access One Trust (3); ProShares Trust (118)	Key Energy Services

Russell S. Reynolds, III c/o ProFunds 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 7/57	Trustee	Indefinite; October 1997 to present	RSR Partners, Inc. (Executive Recruitment): Managing Director (May 2007 to present)	ProFunds (112); Access One Trust (3); ProShares Trust (118)	RSR Partners, Inc.

Michael C. Wachs c/o ProFunds 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 10/61	Trustee	Indefinite; October 1997 to present

Linden Lane Advisors LLC (Real Estate Development): Principal (2010 to present); Spring Mill Capital Management, LLC (Real Estate Development): Principal (July 2009 to 2010); AMC Delancey Group, Inc. (Real Estate Development): President (January 2001 to May 2009)

ProFunds (112); Access One Trust (3); ProShares Trust (118)

Interested Trustee

Michael L. Sapir** 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 5/58	Trustee and Chairman of the Board	Indefinite; April 1997 to present

Chairman and Chief Executive
Officer of the Advisor (April 1997 to present) and of ProShare Advisors LLC (November 2005 to present); ProShare Capital Management LLC: Managing Partner (June 2008 to present)

ProFunds (112); Access One Trust (3); ProShares Trust (118)

*                      The “Fund Complex” consists of all registered investment companies advised by ProFund Advisors LLC and any operational registered investment companies that have an investment advisor that is an affiliated person of the ProFunds Advisors LLC. Investment companies that are non-operational (and therefore, not publicly offered) as of the date of this report are excluded from these figures.

**               Mr. Sapir is an “interested person,” as defined by the 1940 Act, because of his ownership interest in the Advisor.

18 :: Money Market ProFund :: Trustees and Officers (unaudited)

Name, Address, and Birth Date	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years

Executive Officers

Louis M. Mayberg 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 8/62	President	Indefinite; February 2003 to present	President of the Advisor (April 1997 to April 2012); ProShare Advisors LLC (November 2005 to April 2012); ProShare Capital Management LLC (June 2008 to April 2012)

Victor M. Frye 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 10/58	Chief Compliance Officer and Anti-Money Laundering Officer	Indefinite; September 2004 to present	Counsel and Chief Compliance Officer of the Advisor (October 2002 to present) and ProShare Advisors LLC (December 2004 to present); Secretary of the Distributor (March 2008 to present)

Amy R. Doberman 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 3/62	Chief Legal Officer and Secretary	Indefinite; June 2009 to present	General Counsel of the Advisor, ProShare Advisors LLC and ProShare Capital Management LLC (April 2009 to present); Managing Director, Morgan Stanley Investment Management (July 2004 to April 2009)

Jack P. Huntington 100 Summer Street, Boston, MA 02110 Birth Date: 9/70	Assistant Secretary	Indefinite; December 2008 to present	Senior Vice President of Regulatory Administration, Citi Fund Services Ohio, Inc. (September 2008 to present); Senior Counsel, MetLife, Inc. (October 2004 to September 2008)

Christopher E. Sabato 3435 Stelzer Road Columbus, OH 43219 Birth Date: 12/68	Treasurer	Indefinite; September 2009 to present	Senior Vice President, Fund Administration, Citi Fund Services Ohio, Inc. (2007 to present); employed by Citi Fund Services Ohio, Inc. in various other capacities (1993-2007)

Kenneth D. Schiltz 3435 Stelzer Road Columbus, OH 43219 Birth Date: 11/77	Assistant Treasurer	Indefinite; March 2011 to present	Vice President, Fund Administration, Citi Fund Services Ohio, Inc. (2005 to present); employed by Citi Fund Services Ohio, Inc. in various other capacities (2000-2005)

The Fund’s Statement of Additional Information includes additional information about the Fund’s Trustees and Officers. To receive your free copy of the Statement of Additional Information, call toll-free 888-776-3637.

Cash Management Portfolio

20 :: Cash Management Portfolio :: Investment Portfolio :: December 31, 2012

Investment Portfolio

Certificates of Deposit and Bank Notes 13.7%

	Principal
	Amount	Value
Australia & New Zealand Banking Group Ltd.,
0.255%, 4/23/2013	$109,000,000	$109,001,694
Banco del Estado de Chile:
0.285%, 3/7/2013	60,000,000	60,000,000
0.3%, 2/8/2013	68,498,000	68,498,000
Bank of China Ltd.:
0.41%, 2/15/2013	73,000,000	73,000,912
0.42%, 3/1/2013	12,500,000	12,500,205
Bank of Montreal,
0.22%, 3/6/2013	100,000,000	100,000,000
Bank of Nova Scotia,
0.24%, 4/11/2013	100,000,000	100,000,000
Berkshire Hathaway Finance Corp.,
4.5%, 1/15/2013	16,000,000	16,026,152
China Construction Bank Corp.:
0.3%, 1/11/2013	100,000,000	100,000,000
0.31%, 3/5/2013	68,000,000	68,000,000
0.31%, 3/12/2013	50,000,000	50,000,000
0.34%, 2/26/2013	165,804,000	165,804,000
0.35%, 1/2/2013	84,000,000	84,000,000
DnB Bank ASA,
0.23%, 2/4/2013	75,000,000	75,000,000
DZ Bank:
0.22%, 2/8/2013	101,000,000	101,000,000
0.24%, 2/22/2013	88,000,000	88,000,000
0.25%, 3/1/2013	142,000,000	142,000,000
0.26%, 1/18/2013	110,000,000	110,000,000
Export Development Canada,
144A, 0.335%, 5/23/2013	19,000,000	19,000,000
General Electric Capital Corp.,
5.45%, 1/15/2013	21,126,000	21,166,986
Industrial & Commercial Bank of China:
0.3%, 3/1/2013	110,481,000	110,481,000
0.31%, 2/26/2013	82,200,000	82,200,000
0.31%, 3/19/2013	100,000,000	100,000,000
Microsoft Corp.,
0.875%, 9/27/2013	6,151,000	6,179,577
Mitsubishi UFJ Trust & Banking Corp.,
0.26%, 1/11/2013	51,000,000	51,000,000
Nordea Bank Finland PLC:
0.24%, 2/5/2013	165,410,000	165,410,000
0.24%, 3/25/2013	43,000,000	43,000,000
0.29%, 5/20/2013	46,950,000	46,951,802
0.3%, 6/13/2013	80,000,000	80,000,000
0.3%, 6/14/2013	58,000,000	58,000,000
0.31%, 3/18/2013	60,000,000	60,000,000
0.31%, 3/21/2013	40,000,000	39,999,999
Norinchukin Bank:
0.21%, 1/4/2013	67,000,000	67,000,000
0.29%, 1/4/2013	15,000,000	15,000,112
Oversea-Chinese Banking Corp., Ltd.:
0.2%, 1/14/2013	27,000,000	26,999,951
0.2%, 1/22/2013	40,000,000	40,000,000
Rabobank Nederland NV:
0.45%, 3/6/2013	30,000,000	30,001,596
0.5%, 3/15/2013	133,500,000	133,500,000
Skandinaviska Enskilda Banken AB:
0.26%, 2/25/2013	42,499,000	42,499,000
0.26%, 2/26/2013	50,000,000	50,000,000
0.28%, 3/1/2013	150,000,000	150,004,903
0.3%, 1/2/2013	115,000,000	115,000,000
0.91%, 1/16/2013	30,000,000	30,008,607
Standard Chartered Bank,
0.57%, 1/14/2013	20,500,000	20,502,364
Svenska Handelsbanken AB:
0.24%, 2/5/2013	40,000,000	40,000,194
0.245%, 1/16/2013	149,000,000	149,000,310
Toronto-Dominion Bank:
0.3%, 4/22/2013	50,000,000	50,006,154
0.494%, 7/26/2013	41,000,000	41,053,987
Total Certificates of Deposit and Bank Notes (Cost $3,406,797,505)		3,406,797,505

Collateralized Mortgage Obligation 0.2%

The Superannuation Members Home Loan Programme, “A1”, Series 2012-1, 0.61%*, 3/20/2013 (Cost $38,500,000)	38,500,000	38,500,000

Commercial Paper 45.8%

Issued at Discount** 41.9%

Alpine Securitzation:
0.21%, 1/22/2013	100,000,000	99,987,750
144A, 0.21%, 2/14/2013	174,000,000	173,955,340
Antalis U.S. Funding Corp.,
144A, 0.3%, 2/1/2013	73,700,000	73,680,961
ANZ National International Ltd.:
0.27%, 1/30/2013	34,300,000	34,292,540
0.3%, 3/13/2013	50,000,000	49,970,417
Autobahn Funding Co., LLC:
144A, 0.2%, 1/3/2013	25,000,000	24,999,722
144A, 0.2%, 1/10/2013	4,890,000	4,889,756
144A, 0.31%, 1/7/2013	34,500,000	34,498,275
BNZ International Funding Ltd.:
144A, 0.2%, 1/14/2013	50,000,000	49,996,389
144A, 0.205%, 1/18/2013	50,000,000	49,995,160
Caisse des Depots et Consignations:
144A, 0.23%, 1/15/2013	50,000,000	49,995,528
144A, 0.25%, 2/15/2013	67,100,000	67,079,031
144A, 0.27%, 3/6/2013	89,000,000	88,957,280
144A, 0.28%, 3/28/2013	50,000,000	49,966,556
Catholic Health Initiatives,
0.2%, 1/8/2013	6,400,000	6,399,751
Coca-Cola Co.:
0.21%, 2/7/2013	50,000,000	49,989,208
0.21%, 3/13/2013	2,996,000	2,994,759
0.24%, 3/4/2013	50,000,000	49,979,333
Collateralized Commercial Paper Co., LLC:
0.3%, 3/11/2013	87,000,000	86,949,975
0.33%, 4/4/2013	100,000,000	99,914,750
0.34%, 3/12/2013	47,700,000	47,668,465
Commonwealth Bank of Australia:
144A, 0.23%, 1/30/2013	83,000,000	82,984,622
144A, 0.27%, 6/17/2013	50,000,000	49,937,375
CPPIB Capital, Inc.:
0.14%, 1/9/2013	23,859,000	23,858,258
0.18%, 1/29/2013	100,000,000	99,986,000
0.2%, 4/2/2013	19,517,000	19,507,133
0.215%, 3/1/2013	180,000,000	179,936,575
DBS Bank Ltd.:
144A, 0.4%, 1/24/2013	50,000,000	49,987,222
144A, 0.44%, 1/11/2013	50,000,000	49,993,889
DnB Bank ASA:
0.26%, 4/5/2013	100,000,000	99,932,111
0.26%, 4/8/2013	108,000,000	107,924,340
Erste Abwicklungsanstalt:
0.3%, 1/22/2013	5,000,000	4,999,125
0.39%, 7/16/2013	30,000,000	29,936,300
0.39%, 7/17/2013	100,000,000	99,786,583
0.39%, 7/22/2013	30,500,000	30,433,256

December 31, 2012 :: Investment Portfolio :: Cash Management Portfolio :: 21

Commercial Paper, continued

	Principal
	Amount	Value
0.41%, 8/1/2013	$75,000,000	$74,818,917
0.42%, 5/21/2013	39,200,000	39,135,973
0.425%, 7/8/2013	22,000,000	21,951,172
0.425%, 8/1/2013	25,000,000	24,937,431
0.43%, 7/19/2013	50,000,000	49,881,153
0.43%, 8/13/2013	19,200,000	19,148,629
0.44%, 6/25/2013	26,178,000	26,122,008
0.45%, 4/24/2013	50,000,000	49,929,375
0.46%, 4/11/2013	40,000,000	39,948,889
0.48%, 5/2/2013	40,946,000	40,879,940
0.5%, 2/19/2013	58,000,000	57,960,528
0.5%, 4/18/2013	619,000	618,080
0.5%, 6/7/2013	50,000,000	49,890,972
0.5%, 6/12/2013	30,000,000	29,932,500
0.52%, 3/15/2013	43,250,000	43,204,395
0.52%, 7/17/2013	25,000,000	24,928,861
0.53%, 7/1/2013	50,000,000	49,866,764
0.54%, 4/18/2013	13,259,000	13,237,719
0.55%, 2/26/2013	50,000,000	49,957,222
0.56%, 3/20/2013	76,000,000	75,907,787
0.57%, 1/8/2013	45,000,000	44,995,013
0.57%, 4/23/2013	60,000,000	59,893,600
0.58%, 4/10/2013	75,891,000	75,769,954
0.7%, 1/11/2013	38,000,000	37,992,611
General Electric Capital Corp.:
0.2%, 4/22/2013	494,000	493,695
0.35%, 1/9/2013	132,100,000	132,089,726
Google, Inc.:
0.085%, 1/3/2013	100,000,000	99,999,528
0.17%, 2/5/2013	43,900,000	43,892,744
Gotham Funding Corp.:
144A, 0.2%, 1/3/2013	50,000,000	49,999,444
144A, 0.2%, 1/4/2013	55,000,000	54,999,083
144A, 0.2%, 1/11/2013	20,950,000	20,948,836
0.21%, 1/7/2013	38,000,000	37,998,670
144A, 0.25%, 2/6/2013	30,000,000	29,992,500
Hannover Funding Co., LLC:
0.359%, 1/3/2013	27,000,000	26,999,460
0.36%, 1/7/2013	30,000,000	29,998,200
0.36%, 1/11/2013	31,000,000	30,996,900
0.36%, 1/15/2013	40,000,000	39,994,400
0.38%, 1/28/2013	20,500,000	20,494,158
Johnson & Johnson:
144A, 0.12%, 1/10/2013	200,000,000	199,994,000
144A, 0.12%, 5/22/2013	100,000,000	99,953,000
144A, 0.12%, 5/23/2013	200,000,000	199,905,333
Kells Funding LLC:
144A, 0.28%, 2/13/2013	40,000,000	39,986,622
144A, 0.34%, 5/28/2013	49,000,000	48,931,972
144A, 0.41%, 4/4/2013	65,000,000	64,931,154
144A, 0.42%, 4/2/2013	32,500,000	32,465,496
144A, 0.44%, 4/24/2013	54,000,000	53,925,420
144A, 0.46%, 4/17/2013	36,000,000	35,951,240
144A, 0.5%, 1/8/2013	50,000,000	49,995,139
144A, 0.54%, 2/19/2013	35,000,000	34,974,275
144A, 0.55%, 2/25/2013	43,000,000	42,963,868
144A, 0.56%, 3/20/2013	30,000,000	29,963,600
144A, 0.57%, 3/1/2013	16,500,000	16,484,586
144A, 0.59%, 1/11/2013	75,000,000	74,987,708
144A, 0.59%, 1/22/2013	67,000,000	66,976,941
Kimberly-Clark Worldwide, Inc.,
144A, 0.12%, 1/8/2013	13,000,000	12,999,697
Kreditanstalt Fuer Wiederaufbau:
144A, 0.2%, 1/11/2013	70,000,000	69,996,111
144A, 0.2%, 1/17/2013	50,000,000	49,995,556
144A, 0.2%, 1/18/2013	5,265,000	5,264,503
144A, 0.2%, 1/22/2013	50,000,000	49,994,167
144A, 0.2%, 1/25/2013	81,000,000	80,989,200
144A, 0.2%, 3/1/2013	100,000,000	99,967,222
144A, 0.2%, 3/7/2013	70,000,000	69,974,722
144A, 0.2%, 3/12/2013	125,200,000	125,151,311
144A, 0.2%, 3/19/2013	64,000,000	63,972,622
144A, 0.205%, 2/14/2013	85,000,000	84,978,703
Liberty Street Funding LLC:
144A, 0.2%, 1/9/2013	44,500,000	44,498,022
144A, 0.2%, 1/11/2013	100,000,000	99,994,445
0.21%, 1/16/2013	44,000,000	43,996,150
144A, 0.21%, 1/18/2013	100,000,000	99,990,083
Manhattan Asset Funding Co., LLC:
144A, 0.209%, 1/3/2013	55,000,000	54,999,358
144A, 0.21%, 1/2/2013	35,000,000	34,999,796
144A, 0.21%, 1/14/2013	31,250,000	31,247,630
144A, 0.219%, 1/11/2013	51,000,000	50,996,883
Market Street Funding LLC:
144A, 0.2%, 1/7/2013	55,000,000	54,998,167
144A, 0.22%, 3/14/2013	24,000,000	23,989,440
Matchpoint Master Trust,
0.3%, 2/21/2013	5,194,000	5,191,793
Nestle Capital Corp.,
0.26%, 3/22/2013	120,000,000	119,930,667
Nestle Finance International Ltd.:
0.24%, 3/19/2013	205,200,000	205,094,664
0.25%, 4/15/2013	21,700,000	21,684,328
0.26%, 3/25/2013	42,000,000	41,974,823
0.27%, 5/7/2013	110,000,000	109,896,050
New York Life Capital Corp.:
144A, 0.17%, 2/7/2013	5,640,000	5,639,015
144A, 0.17%, 2/7/2013	3,000,000	2,999,476
144A, 0.17%, 3/14/2013	30,665,000	30,654,574
144A, 0.18%, 1/3/2013	15,320,000	15,319,847
Nieuw Amsterdam Receivables Corp.:
144A, 0.2%, 2/6/2013	26,658,000	26,652,668
144A, 0.22%, 1/14/2013	25,000,000	24,998,014
Nordea North America, Inc.:
0.24%, 2/8/2013	35,000,000	34,991,133
0.32%, 3/18/2013	48,000,000	47,967,573
NRW. Bank,
0.19%, 1/8/2013	10,000,000	9,999,631
Procter & Gamble Co.:
0.14%, 1/23/2013	5,000,000	4,999,572
0.15%, 1/10/2013	50,000,000	49,998,125
0.16%, 1/15/2013	74,000,000	73,995,396
0.16%, 2/6/2013	2,000,000	1,999,680
0.16%, 2/12/2013	2,000,000	1,999,627
0.16%, 2/15/2013	30,000,000	29,994,000
0.16%, 2/19/2013	50,000,000	49,989,111
0.16%, 2/22/2013	50,000,000	49,988,444
0.16%, 3/4/2013	100,000,000	99,972,444
0.16%, 3/7/2013	85,000,000	84,975,444
0.17%, 2/20/2013	175,000,000	174,958,681
0.2%, 2/14/2013	150,000,000	149,963,333
Province of Ontario, Canada,
0.15%, 1/31/2013	6,053,000	6,052,243
Province of Quebec,
0.15%, 1/30/2013	42,925,000	42,919,813
Queensland Treasury Corp.,
0.21%, 3/18/2013	59,000,000	58,973,843
Rabobank U.S.A. Financial Corp.:
0.25%, 1/11/2013	14,000,000	13,999,028
0.46%, 3/7/2013	77,000,000	76,936,047
Regency Markets No.1 LLC:
144A, 0.21%, 1/15/2013	75,000,000	74,993,875
144A, 0.21%, 1/16/2013	43,006,000	43,002,237
Roche Holdings, Inc.,
144A, 0.1%, 1/9/2013	1,000,000	999,978
SBAB Bank AB:
144A, 0.28%, 3/5/2013	29,000,000	28,985,790
144A, 0.28%, 3/12/2013	59,500,000	59,467,606
144A, 0.3%, 1/11/2013	67,500,000	67,494,375
144A, 0.3%, 1/22/2013	125,000,000	124,978,125
144A, 0.3%, 1/30/2013	70,000,000	69,983,083
Scaldis Capital LLC,
0.24%, 1/14/2013	160,315,000	160,301,106
Skandinaviska Enskilda Banken AB,
0.26%, 3/1/2013	29,750,000	29,737,323

22 :: Cash Management Portfolio :: Investment Portfolio :: December 31, 2012

Commercial Paper, continued

	Principal
	Amount	Value
Societe Generale North America, Inc.,
0.27%, 1/2/2013	$150,000,000	$149,998,875
Standard Chartered Bank:
0.26%, 3/11/2013	265,400,000	265,267,742
0.26%, 3/14/2013	150,000,000	149,922,000
Straight-A Funding LLC:
144A, 0.18%, 1/2/2013	29,600,000	29,599,852
144A, 0.18%, 1/9/2013	100,000,000	99,996,000
144A, 0.18%, 1/10/2013	50,000,000	49,997,750
144A, 0.18%, 1/23/2013	30,409,000	30,405,655
144A, 0.19%, 3/1/2013	79,463,000	79,438,256
144A, 0.19%, 3/4/2013	59,750,000	59,730,449
144A, 0.19%, 3/5/2013	78,000,000	77,974,065
144A, 0.19%, 3/6/2013	64,159,000	64,137,329
Svenska Handelsbanken AB,
0.235%, 2/28/2013	80,500,000	80,469,522
Sydney Capital Corp.,
144A, 0.28%, 2/14/2013	14,000,000	13,995,209
UOB Funding LLC:
0.205%, 2/19/2013	23,510,000	23,503,440
0.22%, 4/23/2013	50,000,000	49,965,778
0.24%, 2/22/2013	42,000,000	41,985,440
0.26%, 3/20/2013	45,000,000	44,974,650
Victory Receivables Corp.:
144A, 0.2%, 1/11/2013	30,000,000	29,998,333
144A, 0.2%, 1/14/2013	23,000,000	22,998,339
144A, 0.21%, 1/14/2013	68,000,000	67,994,843
144A, 0.22%, 1/10/2013	86,037,000	86,032,268
144A, 0.25%, 1/15/2013	69,000,000	68,993,292
0.25%, 1/23/2013	103,000,000	102,984,264
Walt Disney Co.:
0.12%, 2/4/2013	100,000,000	99,988,667
0.12%, 2/5/2013	100,000,000	99,988,333
Working Capital Management Co.:
144A, 0.21%, 1/14/2013	17,000,000	16,998,711
144A, 0.22%, 1/3/2013	35,120,000	35,119,571
144A, 0.25%, 1/11/2013	42,000,000	41,997,083
		10,409,663,015

Issued at Par 3.9%

ASB Finance Ltd.:
144A, 0.36%*, 6/12/2013	75,000,000	74,998,632
144A, 0.44%*, 9/4/2013	52,500,000	52,500,000
144A, 0.461%*, 2/13/2013	71,500,000	71,500,000
144A, 0.491%*, 5/17/2013	65,000,000	65,000,000
144A, 0.663%*, 2/1/2013	37,000,000	36,999,370
Australia & New Zealand Banking Group Ltd.,
144A, 0.39%*, 12/6/2013	125,000,000	125,000,000
BNZ International Funding Ltd.:
144A, 0.395%*, 10/23/2013	50,000,000	50,000,000
144A, 0.49%*, 5/9/2013	24,000,000	24,000,000
Kells Funding LLC:
144A, 0.351%*, 3/19/2013	62,000,000	62,000,000
144A, 0.363%*, 9/3/2013	50,000,000	50,000,000
144A, 0.44%*, 1/17/2013	116,500,000	116,500,000
Westpac Banking Corp.:
144A, 0.305%*, 9/3/2013	49,000,000	49,000,000
144A, 0.39%*, 11/29/2013	100,000,000	100,000,000
144A, 0.57%*, 4/26/2013	90,000,000	90,000,000
		967,498,002
Total Commercial Paper (Cost $11,377,161,017)		11,377,161,017

Government & Agency Obligations 10.5%

U.S. Government Sponsored Agencies 4.9%

Federal Farm Credit Bank:
0.19%, 12/13/2013	30,000,000	30,000,000
0.219%**, 5/23/2013	15,000,000	14,986,983
Federal Home Loan Bank:
0.036%**, 1/2/2013	4,488,000	4,487,993
0.036%**, 1/2/2013	1,060,000	1,059,998
0.125%, 3/5/2013	14,095,000	14,092,630
0.15%, 6/14/2013	50,000,000	49,998,487
0.154%, 4/4/2013	20,000,000	19,999,285
0.16%, 6/5/2013	40,000,000	39,998,297
0.17%*, 11/8/2013	20,000,000	19,993,219
0.195%*, 11/4/2013	22,000,000	21,995,325
0.199%**, 6/7/2013	50,000,000	49,956,389
0.2%, 3/6/2013	50,000,000	49,998,853
0.22%*, 7/25/2013	35,000,000	34,998,997
0.24%, 4/12/2013	25,000,000	24,999,098
0.27%, 7/3/2013	35,000,000	35,000,000
0.36%, 5/16/2013	40,000,000	40,016,537
Federal Home Loan Mortgage Corp.:
0.108%**, 1/8/2013	25,000,000	24,999,417
0.113%**, 1/15/2013	100,000,000	99,995,333
0.148%**, 3/19/2013	75,000,000	74,975,937
0.149%**, 5/29/2013	65,000,000	64,959,917
0.149%**, 6/12/2013	33,000,000	32,977,725
0.152%**, 1/9/2013	25,000,000	24,999,056
0.159%**, 7/1/2013	25,000,000	24,979,889
0.169%**, 5/29/2013	38,800,000	38,772,883
1.375%**, 1/9/2013	32,000,000	32,008,206
Federal National Mortgage Association:
0.049%**, 1/14/2013	91,502,000	91,500,348
0.138%**, 3/1/2013	37,500,000	37,491,396
0.146%**, 2/6/2013	62,000,000	61,990,700
0.158%**, 4/1/2013	28,849,000	28,837,460
0.159%**, 5/16/2013	50,000,000	49,970,000
0.159%**, 5/1/2013	32,000,000	31,982,933
0.16%**, 3/4/2013	49,700,000	49,686,305
		1,221,709,596

U.S. Treasury Obligations 5.6%

U.S. Treasury Bills:
0.05%**, 4/4/2013	2,495,000	2,494,678
0.055%**, 5/2/2013	129,410,000	129,385,859
0.061%**, 3/21/2013	48,897,000	48,890,401
0.082%**, 2/7/2013	1,000,000	999,916
0.085%**, 2/14/2013	35,000,000	34,996,364
0.086%**, 2/14/2013	19,900,000	19,897,908
0.11%**, 2/14/2013	5,600,000	5,599,247
0.115%**, 3/14/2013	1,949,000	1,948,552
0.122%**, 12/12/2013	35,550,000	35,508,266
0.136%**, 2/28/2013	16,000,000	15,996,494
0.157%**, 6/27/2013	37,756,000	37,726,763
0.177%**, 10/17/2013	291,320,000	290,904,889
U.S. Treasury Notes:
0.25%, 11/30/2013	2,800,000	2,802,012
0.5%, 5/31/2013	50,000,000	50,073,756
0.5%, 10/15/2013	7,500,000	7,518,600
0.625%, 1/31/2013	100,000	100,038
0.625%, 2/28/2013	150,000,000	150,110,178
1.125%, 6/15/2013	50,000,000	50,204,574
1.375%, 1/15/2013	248,825,000	248,939,128
1.375%, 3/15/2013	73,000,000	73,175,249
2.875%, 1/31/2013	187,515,000	187,929,697
		1,395,202,569
Total Government & Agency Obligations (Cost $2,616,912,165)		2,616,912,165

Short-Term Notes* 9.3%

American Honda Finance Corp.,
144A, 0.58%, 1/17/2013	30,000,000	30,005,064

December 31, 2012 :: Investment Portfolio :: Cash Management Portfolio :: 23

Short-Term Notes*, continued

	Principal
	Amount	Value
Bank of Nova Scotia:
0.29%, 8/9/2013	$92,600,000	$92,600,000
0.34%, 1/9/2013	125,000,000	125,000,000
Canadian Imperial Bank of Commerce:
0.334%, 4/26/2013	145,000,000	145,000,000
0.352%, 4/12/2013	100,000,000	100,034,237
0.535%, 2/7/2013	25,000,000	25,000,000
Commonwealth Bank of Australia,
144A, 0.473%, 3/1/2013	75,000,000	75,000,000
HSBC Bank PLC,
144A, 0.74%, 5/15/2013	58,000,000	58,095,669
Kommunalbanken AS,
144A, 0.441%, 5/7/2013	40,000,000	40,012,668
National Australia Bank Ltd.:
0.293%, 8/13/2013	84,500,000	84,500,000
0.431%, 4/9/2013	20,000,000	20,000,000
0.471%, 3/8/2013	147,000,000	147,000,000
Rabobank Nederland NV:
0.309%, 9/10/2013	100,000,000	100,000,000
0.41%, 6/27/2013	60,000,000	60,000,000
0.41%, 11/14/2013	50,000,000	50,000,000
0.417%, 1/23/2013	82,000,000	82,000,000
0.462%, 5/7/2013	1,000,000	1,000,000
144A, 0.52%, 6/14/2013	75,000,000	75,000,000
Royal Bank of Canada:
0.57%, 6/4/2013	46,250,000	46,250,000
0.57%, 6/13/2013	110,500,000	110,500,000
Sumitomo Mitsui Banking Corp.,
0.48%, 3/15/2013	106,200,000	106,200,000
Svensk Exportkredit AB,
144A, 0.46%, 5/22/2013	65,000,000	65,000,000
Toronto-Dominion Bank,
0.3%, 4/19/2013	129,200,000	129,232,036
Westpac Banking Corp.:
0.26%, 7/24/2013	75,000,000	75,000,000
0.383%, 5/3/2013	100,000,000	100,029,551
0.39%, 11/15/2013	112,500,000	112,500,000
0.472%, 8/9/2013	82,500,000	82,500,000
0.492%, 2/6/2013	49,000,000	49,000,000
0.59%, 5/9/2013	125,000,000	125,000,000
Total Short-Term Notes (Cost $2,311,459,225)		2,311,459,225

Time Deposits 6.2%

Bank of America NA,
0.01%, 1/2/2013	400,000,000	400,000,000
BNP Paribas,
0.04%, 1/2/2013	46,000,000	46,000,000
Citibank NA,
0.19%, 1/2/2013	181,000,000	181,000,000
Commonwealth Bank of Australia,
0.01%, 1/2/2013	154,000,000	154,000,000
Credit Agricole Corporate & Investment Bank,
0.18%, 1/2/2013	550,000,000	550,000,000
Natixis,
0.12%, 1/2/2013	100,000,000	100,000,000
Societe Generale,
0.15%, 1/2/2013	100,000,000	100,000,000
Total Time Deposits (Cost $1,531,000,000)		1,531,000,000

Municipal Investments 6.6%

Arizona, Nuveen Premium Income Municipal Fund, Inc., Series T30017-I, 144A, 0.19%***, 8/1/2014, LIQ: Citibank NA	27,900,000	27,900,000
BlackRock MuniHoldings New Jersey Quality Fund, Inc., Series W-7-1727, 144A, AMT, 0.33%***, 7/1/2041, LIQ: Bank of America NA	30,000,000	30,000,000
BlackRock MuniHoldings New York Quality Fund, Inc., Series W-7-2436, 144A, AMT, 0.33%***, 7/1/2041, LIQ: Bank of America NA	40,000,000	40,000,000
BlackRock MuniYield Fund, Inc., Series W-7-2514, 144A, AMT, 0.33%***, 7/1/2041, LIQ: Bank of America NA	25,000,000	25,000,000
California, State General Obligation: 144A, 0.26%, 2/14/2013	14,000,000	14,000,000
0.26%, 3/7/2013	24,000,000	24,000,000
California, State Housing Finance Agency, Multi-Family Housing Revenue, Series A, AMT, 0.13%***, 2/1/2035, LOC: Fannie Mae, Freddie Mac	31,780,000	31,780,000
California, Wells Fargo State Trusts:
Series 16C, 144A, 0.16%***, 9/1/2029, LIQ: Wells Fargo Bank NA	42,515,000	42,515,000
Series 72C, 144A, 0.16%***, 8/15/2039, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo & Co.	28,275,000	28,275,000
Series 25C, 144A, 0.16%***, 11/1/2041, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	9,525,000	9,525,000
City of Chicago, IL, 0.27%, 3/11/2013	21,863,000	21,851,686
Colorado, RBC Municipal Products, Inc. Trust, Series E-25, 144A, AMT, 0.16%***, 11/15/2025, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	22,000,000	22,000,000
Colorado, Wells Fargo Stage Trust, Series 42C, 144A, AMT, 0.16%***, 11/15/2023, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	9,835,000	9,835,000
Eagle Tax- Exempt Trust, 144A, AMT, 0.18%***, 4/15/2049, LIQ: Federal Home Loan Bank	14,870,000	14,870,000
Hawaii, Wells Fargo Stage Trust, Series 54C, 144A, 0.16%***, 4/1/2029, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	9,240,000	9,240,000
Illinois, Educational Facilities Authority Revenues, 0.19%, 1/2/2013	11,000,000	11,000,000
Illinois, Wells Fargo Stage Trust, Series 50C, 144A, 0.16%***, 11/15/2035, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	9,110,000	9,110,000
Iowa, State Finance Authority, Single Family Mortgage, Series C, AMT, 0.14%***, 1/1/2036, SPA: State Street Bank & Trust Co.	4,900,000	4,900,000
Johnson City, TN, Health & Educational Facilities Board Hospital Revenue, Series B3, 0.2%***, 7/1/2033, LOC: Mizuho Corporate Bank	700,000	700,000

24 :: Cash Management Portfolio :: Investment Portfolio :: December 31, 2012

Municipal Investments, continued

	Principal Amount	Value
Kentucky, State Housing Corp. Revenue, Series O, 0.2%***, 1/1/2036, SPA: State Street Bank & Trust Co.	$16,660,000	$16,660,000
Kentucky, State Housing Corp., Housing Revenue, Series F, AMT, 0.14%***, 7/1/2029, SPA: PNC Bank NA	20,540,000	20,540,000
Maine, State Housing Authority, Mortgage Revenue, Series E-2, AMT, 0.15%***, 11/15/2041, SPA: State Street Bank & Trust Co.	8,000,000	8,000,000
Michigan, Finance Authority, School Loan:
Series B, 0.18%***, 9/1/2050, LOC: PNC Bank NA	25,000,000	25,000,000
Series C, 0.18%***, 9/1/2050, LOC: Bank of Montreal	21,000,000	21,000,000
Michigan, RBC Municipal Products, Inc. Trust:
Series L-27, 144A, AMT, 0.18%***, 3/1/2031, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	19,245,000	19,245,000
Series L-25, 144A, AMT, 0.18%***, 9/1/2033, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	66,745,000	66,745,000
Minnesota, State Housing Finance Agency, Residential Housing Finance, Series C, AMT, 0.14%***, 7/1/2048, LIQ: Federal Home Loan Bank	8,000,000	8,000,000
Minnesota, State Office of Higher Education Revenue, Supplementary Student, Series A, 0.18%***, 12/1/2043, LOC: U.S. Bank NA	11,500,000	11,500,000
New Hampshire, State Health & Education Facilities Authority Revenue, Higher Education Loan Corp., Series A, 0.17%***, 12/1/2032, LOC: Royal Bank of Canada	20,696,000	20,696,000
New Mexico, Educational Assistance Foundation, Series A-1, AMT, 0.15%***, 4/1/2034, LOC: Royal Bank of Canada	11,365,000	11,365,000
New Mexico, Wells Fargo Stage Trust, Series 40C, 144A, 0.16%***, 8/1/2039, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	9,265,000	9,265,000
New York, State Energy Research & Development Authority, Consolidated Edison Co., Inc.:
Series A-4, AMT, 0.12%***, 6/1/2036, LOC: Scotiabank	39,100,000	39,100,000
Series A-2, AMT, 0.14%***, 6/1/2036, LOC: Scotiabank	18,100,000	18,100,000
Series A-3, AMT, 0.14%***, 6/1/2036, LOC: Scotiabank	18,700,000	18,700,000
New York, State Housing Finance Agency Revenue, 88 Leonard Street, Series A, 144A, 0.25%***, 11/1/2037, LOC: Landesbank Hessen-Thuringen	11,750,000	11,750,000
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue, Series TR-T30001-I, 144A, 0.19%***, 6/15/2044, LIQ: Citibank NA	8,000,000	8,000,000
Nuveen Dividend Advantage Municipal Fund, Series T30017-I, 144A, 0.19%***, 8/1/2014, LIQ: Citibank NA	70,300,000	70,300,000
Nuveen Select Quality Municipal Fund, Inc., Series 1-2525, 144A, AMT, 0.23%***, 5/1/2041, LIQ: Barclays Bank PLC	40,000,000	40,000,000
Ohio, State Housing Finance Agency, Residential Mortgage Revenue, Mortgage-Backed Securities Program, Series N, AMT, 0.14%***, 9/1/2036, SPA: State Street Bank & Trust Co.	68,405,000	68,405,000
Ohio, Wells Fargo Stage Trust, Series 12C, 144A, 0.16%***, 3/1/2031, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	28,550,000	28,550,000
Oklahoma, Wells Fargo Stage Trust, Series 67C, 144A, 0.16%***, 9/1/2037, LIQ: Wells Fargo Bank NA	43,245,000	43,245,000
San Jose, CA, Financing Authority:
Series E2, 0.17%***, 6/1/2025, LOC: U.S. Bank NA	11,860,000	11,860,000
Series F, 0.18%***, 6/1/2034, LOC: Bank of America NA	58,315,000	58,315,000
San Jose, CA, Financing Authority Lease Revenue, Ice Center, Series E1, 0.19%***, 6/1/2025, LOC: Bank of America NA	11,870,000	11,870,000
South Carolina, State Jobs-Economic Development Authority, Economic Development Revenue, Goodwill Industries of Upper South Carolina, Inc., 0.13%***, 9/1/2028, LOC: Branch Banking & Trust	5,595,000	5,595,000
Tennessee, Tennergy Corp., Gas Revenue, Stars Certificates, Series 2006-001, 144A, 0.18%***, 5/1/2016, LOC: BNP Paribas	54,025,000	54,025,000
Texas, Capital Area Housing Finance Corp., Cypress Creek at River Apartments, AMT, 0.15%***, 10/1/2039, LOC: Citibank NA	10,790,000	10,790,000
Texas, JPMorgan Chase Putters/Drivers Trust, Various States:
Series 4263, 144A, 0.14%***, 8/30/2013, LIQ: JPMorgan Chase Bank NA	157,000,000	157,000,000
Series 4264, 144A, 0.14%***, 8/30/2013, LIQ: JPMorgan Chase Bank NA	28,000,000	28,000,000
Texas, State General Obligation, Series E, 0.2%***, 12/1/2026, SPA: JPMorgan Chase Bank NA	19,000,000	19,000,000
Texas, State Transportation Revenue, 2.5%, 8/30/2013	156,000,000	158,342,282

December 31, 2012 :: Investment Portfolio :: Cash Management Portfolio :: 25

Municipal Investments, continued

	Principal Amount	Value
Texas, State Veterans Housing Assistance Fund II, Series A, 144A, AMT, 0.15%***, 6/1/2034, SPA: Landesbank Hessen-Thuringen	$17,320,000	$17,320,000
Texas, Wells Fargo Stage Trust, Series 20C, 144A, AMT, 0.21%***, 5/1/2038, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	16,120,000	16,120,000
University of Illinois, Health Services Facilities Systems, 0.15%***, 10/1/2026, LOC: JPMorgan Chase Bank NA	10,600,000	10,600,000
Volusia County, FL, Housing Finance Authority, Multi-Family Housing Revenue, Cape Morris Cove Apartments, Series A, AMT, 0.14%***, 10/15/2042, LOC: JPMorgan Chase Bank NA	6,140,000	6,140,000
Washington, State Housing Finance Commission, Rolling Hills Apartments Project, Series A, 144A, AMT, 0.16%***, 6/15/2037, LIQ: Fannie Mae	6,125,000	6,125,000
Washington, Wells Fargo Stage Trust:
Series 69C, 144A, 0.16%***, 10/1/2019, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	23,000,000	23,000,000
Series 21C, 144A, 0.16%***, 12/1/2037, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo & Co.	10,345,000	10,345,000
Wayne County, MI, Airport Authority Revenue, Detroit Metropolitan Airport, Series E1, AMT, 0.14%***, 12/1/2028, LOC: JPMorgan Chase Bank NA	25,000,000	25,000,000
Wisconsin, Housing & Economic Development Authority, Home Ownership Revenue, Series B, 0.19%***, 3/1/2033, LOC: Fannie Mae, Freddie Mac	12,465,000	12,465,000
Woodstock, IL, Multi-Family Housing Revenue, Willow Brooke Apartments, AMT, 0.15%***, 4/1/2042, LOC: Wells Fargo Bank NA	24,235,000	24,235,000
Total Municipal Investments (Cost $1,626,814,968)		1,626,814,968

Repurchase Agreements 3.7%

BNP Paribas, 0.18%, dated 12/31/2012, to be repurchased at $38,000,380 on 1/2/2013(a)	38,000,000	38,000,000
Citigroup Global Markets, Inc., 0.19%, dated 12/26/2012, to be repurchased at $115,004,249 on 1/2/2013(b)	115,000,000	115,000,000
JPMorgan Securities, Inc., 0.25%, dated 12/31/2012, to be repurchased at $36,000,500 on 1/2/2013(c)	36,000,000	36,000,000
JPMorgan Securities, Inc., 0.42%, dated 12/10/2012, to be repurchased at $250,277,083 on 3/15/2013(d)	250,000,000	250,000,000
Merrill Lynch & Co., Inc.,
0.15%, dated 12/31/2012, to be repurchased at $51,987,142 on 1/2/2013(e)	51,986,709	51,986,709
Merrill Lynch & Co., Inc., 0.19%, dated 12/31/2012, to be repurchased at $42,000,443 on 1/2/2013(f)	42,000,000	42,000,000
Morgan Stanley & Co., Inc., 0.25%, dated 12/31/2012, to be repurchased at $348,004,833 on 1/2/2013(g)	348,000,000	348,000,000
RBS Securities, Inc., 0.18%, dated 12/31/2012, to be repurchased at $10,000,100 on 1/2/2013(h)	10,000,000	10,000,000
The Toronto-Dominion Bank, 0.14%, dated 12/31/2012, to be repurchased at $25,000,194 on 1/2/2013(i)	25,000,000	25,000,000
Total Repurchase Agreements (Cost $915,986,709)		915,986,709

	% of Net Assets	Value
Total Investment Portfolio ($23,824,631,589)[	96.0	23,824,631,589
Other Assets and Liabilities, Net	4.0	985,125,532
Net Assets	100.0	$24,809,757,121

*                      Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of December 31, 2012.

**               Annualized yield at time of purchase; not a coupon rate.

***        Variable rate demand notes and variable rate demand preferred shares are securities whose interest rates are reset periodically at market levels. These securities are payable on demand and are shown at their current rates as of December 31, 2012.

[                         The cost for federal income tax purposes was $23,824,631,589.

(a)              Collateralized by $39,369,000 International Bank for Reconstruction & Development, 0.875%, maturing on 4/17/2017 with a value of $39,900,901.

(b)              Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
74,994,312	Federal Home Loan Mortgage Corp.	2.46–4.0	1/1/2042–11/1/2042	80,631,850
33,566,662	Federal National Mortgage Association	3.31–4.5	11/1/2020–7/1/2039	37,371,349
Total Collateral Value				118,003,199

(c)               Collateralized by $34,138,827 Federal National Mortgage Association, with the various coupon rates from 3.5—5.5%, with various maturity dates of 7/1/2038—5/1/2042 with a value of $36,724,564.

26 :: Cash Management Portfolio :: Investment Portfolio :: December 31, 2012

(d)              Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
532,829	Chase Funding Loan Acquisition Trust	5.5	8/25/2034	56,621
15,769	Chase Funding Mortgage Loan Asset-Backed Certificates	0.79	11/25/2034	14,737
1,020,038	Chase Funding Mortgage Loan Asset-Backed Certificates	4.429	10/25/2014	1,038,129
166,564	CIT Group Home Equity Loan Trust	3.93	3/20/2032	171,261
7,927,000	Citifinancial Mortgage Securities, Inc.	4.57	4/25/2034	7,612,777
1,844,886	Countrywide Asset-Backed Certificates	5.896	2/25/2034	1,931,356
49,091,581	Greywolf CLO Ltd.	0.556	2/18/2021	47,363,704
4,291,095	JP Morgan Chase Commercial Mortgage Securities Corp.	5.711	2/12/2049	4,721,930
135,794,724	KKR Financial CLO 2007-A Corp.	1.054	10/15/2017	135,136,662
10,000,000	Merrill Lynch Mortgage Investors, Inc.	0.41	8/25/2036	9,561,749
7,500,000	Morgan Stanley Capital I Trust 2007-HQ13	5.569	12/15/2044	8,509,176
200,176	RAMP Trust	4.97	9/25/2033	206,881
40,328,750	Santander Consumer Acquired Receivables Trust 2011-S1	1.44	8/15/2016	40,616,497
2,900,000	SLM Student Loan Trust	0.708	6/15/2033	2,470,993
625,000	Tricadia CDO 2006-6 Ltd.	0.713	11/5/2041	494,467
Total Collateral Value				259,906,940

(e)               Collateralized by $53,047,200 U.S. Treasury Bill, maturing on 5/23/2013 with a value of $53,027,042.

(f)                Collateralized by $39,678,282 Federal National Mortgage Association, 4.5%, maturing on 1/1/2031 with a value of $43,260,001.

(g)               Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
23,108,000	Asian Development Bank	6.22	8/15/2027	32,607,648
7,570,000	Federal Home Loan Bank	1.25	12/28/2022	7,191,500
229,466,466	Federal Home Loan Mortgage Corp.	3.5–4.5	10/1/2040–9/1/2042	246,377,573
72,750,000	Inter-American Development Bank	1.125	3/15/2017	74,227,734
Total Collateral Value				360,404,455

(h)              Collateralized by $10,110,000 U.S. Treasury Note, 1.0%, maturing on 7/15/2013 with a value of $10,203,440.

(i)                  Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
8,252,371	Alabama Power Co.	6.125	5/15/2038	11,060,210
11,879,756	Archer-Daniels-Midland Co.	5.935	10/1/2032	14,964,305
Total Collateral Value				26,024,515

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.

GTY: Guaranty Agreement

LIQ: Liquidity Facility

LOC: Letter of Credit

SPA: Standby Bond Purchase Agreement

December 31, 2012 :: Investment Portfolio :: Cash Management Portfolio :: 27

Fair Value Measurements

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Securities held by the Portfolio are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of December 31, 2012 in valuing the Portfolio’s investments. For information on the Portfolio’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities(j)	$—	$22,908,644,880	$—	$22,908,644,880
Repurchase Agreements	—	915,986,709	—	915,986,709
Total	$—	$23,824,631,589	$—	$23,824,631,589

There have been no transfers between fair value measurement levels during the year ended December 31, 2012.

(j)                 See Investment Portfolio for additional detailed categorizations.

28 :: Cash Management Portfolio :: Financial Statements

Statement of Assets and Liabilities

as of December 31, 2012

ASSETS:
Investments in non-affiliated securities, valued at amortized cost	$23,824,631,589
Cash	976,443,242
Receivable for investments sold	1,000,000
Interest receivable	10,880,784
Other assets	288,521
TOTAL ASSETS	24,813,244,136
LIABILITIES:
Accrued management fee	2,286,759
Accrued Trustees’ fees	364,749
Other accrued expenses and payables	835,507
TOTAL LIABILITIES	3,487,015
NET ASSETS, AT VALUE	$24,809,757,121

Statement of Operations

For the Year Ended December 31, 2012

INVESTMENT INCOME:
Income:
Interest	$64,883,353
EXPENSES:
Management fee	28,866,173
Administration fee	6,850,915
Custodian fee	222,369
Professional fees	226,666
Reports to shareholders	18,236
Trustees’ fees and expenses	927,656
Other	608,840
Total expenses before expense reductions	37,720,855
Expense reductions	(5,747,176)
TOTAL EXPENSES AFTER EXPENSE REDUCTIONS	31,973,679
NET INVESTMENT INCOME	32,909,674
Net realized gain (loss) from investments	149,845
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$33,059,519

See accompanying notes to the financial statements.

Financial Statements :: Cash Management Portfolio :: 29

Statement of Changes in Net Assets

	Year Ended December 31, 2012	Year Ended December 31, 2011
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$32,909,674	$26,532,657
Net realized gain (loss)	149,845	1,557,847
Net increase (decrease) in net assets resulting from operations	33,059,519	28,090,504
CAPITAL TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST:
Proceeds from capital invested	209,300,376,621	230,841,771,646
Value of capital withdrawn	(205,307,855,694)	(244,517,559,931)
Net increase (decrease) in net assets from capital transactions in shares of beneficial interest	3,992,520,927	(13,675,788,285)
INCREASE (DECREASE) IN NET ASSETS	4,025,580,446	(13,647,697,781)
Net assets at beginning of period	20,784,176,675	34,431,874,456
Net assets at end of period	$24,809,757,121	$20,784,176,675

See accompanying notes to the financial statements.

30 :: Cash Management Portfolio :: Financial Highlights

	Year ended Dec. 31, 2012	Year ended Dec. 31, 2011	Year ended Dec. 31, 2010	Year ended Dec. 31, 2009	Year ended Dec. 31, 2008
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
Net assets, end of period ($ millions)	24,810	20,784	34,432	42,466	29,653
Ratio of expenses before expense reductions (%)	.17	.16	.17	.16	.17
Ratio of expenses after expense reductions (%)	.14	.15	.16	.14	.13
Ratio of net investment income (%)	.14	.10	.16	.43	2.85
Total Return (%)(a),(b)	.14	.11	.17	.48	2.81

(a)              Total return would have been lower had certain expenses not been reduced.

(b)              Total return for the Portfolio was derived from the performance of Cash Reserves Fund Institutional.

See accompanying notes to the financial statements.

December 31, 2012 :: Notes to Financial Statements :: Cash Management Portfolio :: 31

A. Organization and Significant Accounting Policies

Cash Management Portfolio (the “Portfolio’’) is registered under the Investment Company Act of 1940, as amended (the “1940 Act’’), as an open-end management investment company organized as a New York trust.

The Portfolio is a master fund. A master/feeder fund structure is one in which a fund (a “feeder fund”), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the “master fund”) with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. The Portfolio may have several feeder funds, including affiliated DWS feeder funds and unaffiliated feeder funds; with a significant ownership percentage of the Portfolio’s net assets. Investment activities of these feeder funds could have a material impact on the Portfolio. As of December 31, 2012, Cash Management Fund, Cash Reserves Fund Institutional, Cash Reserves Fund — Prime Series and DWS Money Market Series owned approximately 10%, 7%, 3% and 78%, respectively, of the Portfolio.

The Portfolio’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Portfolio in the preparation of its financial statements.

Security Valuation

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Portfolio values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium. Securities held by the Portfolio are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

Repurchase Agreements

The Portfolio may enter into repurchase agreements with certain banks and broker/dealers whereby the Portfolio, through its custodian or a sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodian bank or another designated subcustodian holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Portfolio has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Portfolio’s claims on the collateral may be subject to legal proceedings.

Federal Income Taxes

The Portfolio is considered a Partnership under the Internal Revenue Code, as amended. Therefore, no federal income tax provision is necessary.

It is intended that the Portfolio’s assets, income and distributions will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Code, assuming that the investor invested all of its assets in the Portfolio.

The Portfolio has reviewed the tax positions for the open tax years as of December 31, 2012 and has determined that no provision for income tax is required in the Portfolio’s financial statements. The Portfolio’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Contingencies

In the normal course of business, the Portfolio may enter into contracts with service providers that contain general indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet been made. However, based on experience, the Portfolio expects the risk of loss to be remote.

Other

Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Distributions of income and capital gains from investment companies are recorded on the ex-dividend date. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

32 :: Cash Management Portfolio :: Notes to Financial Statements :: December 31, 2012

The Portfolio makes an allocation of its net investment income and realized gains and losses from securities transactions to its investors in proportion to their investment in the Portfolio.

B. Fees and Transactions with Affiliates

Management Agreement

Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Portfolio.

Under the Investment Management Agreement, the Portfolio pays the Advisor a monthly management fee based on its average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:

First $3.0 billion of the Portfolio’s average daily net assets	.1500%
Next $4.5 billion of such net assets	.1325%
Over $7.5 billion of such net assets	.1200%

The Advisor has voluntarily agreed to waive its fees and/or reimburse certain operating expenses to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.14% of the Fund’s average daily net assets. The waiver may be changed or terminated at anytime without notice.

For the year ended December 31, 2012, the Advisor waived a portion of its management fee aggregating $5,747,176, and the amount charged aggregated $23,118,997, which was equivalent to an annual effective rate of 0.10% of the Portfolio’s average daily net assets.

Administration Fee

Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Portfolio. For all services provided under the Administrative Services Agreement, the Portfolio pays the Advisor an annual fee (“Administration Fee”) of 0.03% of the Portfolio’s average daily net assets, computed and accrued daily and payable monthly. For the year ended December 31, 2012, the Administration Fee was $6,850,915, of which $683,254 is unpaid.

Filing Service Fees

Under an agreement with DIMA, DIMA is compensated for providing certain regulatory filing services to the Portfolio. For the year ended December 31, 2012, the amount charged to the Portfolio by DIMA included in the Statement of Operations under “reports to shareholders” aggregated $973, all of which is unpaid.

Trustees’ Fees and Expenses

The Portfolio paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.

C. Line of Credit

The Portfolio and other affiliated funds (the “Participants”) share in a $375 million revolving credit facility provided by a syndication of banks. The Portfolio may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if LIBOR exceeds the Federal Funds Rate the amount of such excess. The Portfolio may borrow up to a maximum of 33 percent of its net assets under the agreement. The Portfolio had no outstanding loans at December 31, 2012.

Report of Independent Registered Public Accounting Firm :: Cash Management Portfolio :: 33

To the Trustees and Holders of Beneficial Interest of Cash Management Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights presents fairly, in all material respects, the financial position of Cash Management Portfolio (hereafter referred to as the “Portfolio’’) at December 31, 2012, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2012 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 22, 2013

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P.O. Box 182800
Columbus, OH 43218-2800

ProFunds®

Post Office Mailing Address for Investments

P.O. Box 182800

Columbus, OH 43218-2800

Phone Numbers

For Individual Investors Only: 888-776-3637

Institutions and Financial Professionals Only: 888-776-5717 Or: (614) 470-8122

Fax Number: (800) 782-4797

Website Address: profunds.com

This report is submitted for the general information of the shareholders of the ProFunds. It is not authorized for the distribution to prospective investors unless preceded or accompanied by an effective prospectus. To receive the most recent month end performance information for each ProFund, visit profunds.com.

A description of the policies and procedures that the ProFunds uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling toll-free 888-776-3637; (ii) on the ProFunds’ website at profunds.com; and (iii) on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the ProFunds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge by calling toll-free 888-776-3637; (ii) on the Profunds’ website at profunds.com; and (iii) on the Commission’s website at sec.gov.

ProFunds files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Funds in this report are available without charge on the Commission’s website at sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

12/12

CLASSIC PROFUNDS VP

Bull

Mid-Cap

Small-Cap

Dow 30

NASDAQ-100

Large-Cap Value

Large-Cap Growth

Mid-Cap Value

Mid-Cap Growth

Small-Cap Value

Small-Cap Growth

Asia 30

Europe 30

International

Emerging Markets

Japan

ULTRA PROFUNDS VP

UltraBull

UltraMid-Cap

UltraSmall-Cap

UltraNASDAQ-100

INVERSE PROFUNDS VP

Bear

Short Mid-Cap

Short Small-Cap

Short Dow 30

Short NASDAQ-100

Short International

Short Emerging Markets

UltraShort Dow 30

UltraShort NASDAQ-100

SECTOR PROFUNDS VP

Banks

Basic Materials

Biotechnology

Consumer Goods

Consumer Services

Financials

Health Care

Industrials

Internet

Oil & Gas

Pharmaceuticals

Precious Metals

Real Estate

Semiconductor

Technology

Telecommunications

Utilities

NON-EQUITY PROFUNDS VP

U.S. Government Plus

Rising Rates Opportunity

Falling U.S. Dollar

MONEY MARKET PROFUND VP

Money Market

DECEMBER 31, 2012

Annual Report

Table of Contents

1	Message from the Chairman
3	Management Discussion of Fund Performance
7	Financial Statements and Financial Highlights
8	ProFund VP Bull
18	ProFund VP Mid-Cap
23	ProFund VP Small-Cap
38	ProFund VP Dow 30
43	ProFund VP NASDAQ-100
49	ProFund VP Large-Cap Value
57	ProFund VP Large-Cap Growth
65	ProFund VP Mid-Cap Value
73	ProFund VP Mid-Cap Growth
80	ProFund VP Small-Cap Value
89	ProFund VP Small-Cap Growth
97	ProFund VP Asia 30
102	ProFund VP Europe 30
107	ProFund VP International
112	ProFund VP Emerging Markets
118	ProFund VP Japan
123	ProFund VP UltraBull
133	ProFund VP UltraMid-Cap
142	ProFund VP UltraSmall-Cap
157	ProFund VP UltraNASDAQ-100
163	ProFund VP Bear
168	ProFund VP Short Mid-Cap
173	ProFund VP Short Small-Cap
178	ProFund VP Short Dow 30
183	ProFund VP Short NASDAQ-100
188	ProFund VP Short International
193	ProFund VP Short Emerging Markets
198	ProFund VP UltraShort Dow 30
203	ProFund VP UltraShort NASDAQ-100
208	ProFund VP Banks
213	ProFund VP Basic Materials
218	ProFund VP Biotechnology
223	ProFund VP Consumer Goods
229	ProFund VP Consumer Services
235	ProFund VP Financials
242	ProFund VP Health Care
248	ProFund VP Industrials
255	ProFund VP Internet
260	ProFund VP Oil & Gas
266	ProFund VP Pharmaceuticals
271	ProFund VP Precious Metals
276	ProFund VP Real Estate
281	ProFund VP Semiconductor
286	ProFund VP Technology
292	ProFund VP Telecommunications
297	ProFund VP Utilities
302	ProFund VP U.S. Government Plus
307	ProFund VP Rising Rates Opportunity
312	ProFund VP Falling U.S. Dollar
318	ProFund VP Money Market
323	Notes to Financial Statements
346	Report of Independent Registered Public Accounting Firm
347	Additional Tax Information
348	Board Approval of Investment Advisory Agreement
351	Expense Examples
355	Trustees and Officers

Message from the Chairman

Dear Shareholder:

I am pleased to present the Annual Report to shareholders of ProFunds VP for the 12 months ended December 31, 2012.

Equity Markets Regained Strength

Equity markets around the globe posted strong gains during the 12 months ended December 31. Europe led the way, up 19.9%, as reflected by the MSCI Europe Index. The MSCI EAFE Index, which reflects developed markets outside North America, rose 17.9%, and the MSCI Emerging Markets Index increased 18.6%. U.S. equity markets also rallied during the period, with the S&P 500® gaining 16.0%, The Dow® up 10.2%, and the S&P MidCap 400® and Russell 2000® rising 17.9% and 16.4%, respectively.

While the rally was strong across the board, it was not a smooth ride over the entire 12-month period. During the second quarter of 2012, equity markets experienced considerable volatility, as the European debt crisis escalated, and disappointing economic reports raised concerns about the global growth outlook. But global markets recovered as investor confidence returned. Successful deficit reduction moves by many European countries, as well as European Central Bank initiatives to maintain financial stability in the region, appeared to allay investor fears. In the United States, despite uncertainty over the outcome of the November elections and the looming “fiscal cliff,” strong corporate profits and improving economic indicators drove strength in the equity markets.

All ten Dow Jones U.S. Industry Indices increased during the period, with all but two indices delivering double-digit returns. Financials and consumer services were the strongest performers, earning 26.9% and 24.2%, respectively. The oil and gas and the utilities indices lagged, with returns of 4.7% and 1.8%, respectively.

The U.S. dollar declined slightly against the basket of major currencies that comprise the U.S. Dollar Index®, losing 0.5%.

Fixed Income Markets Were Mixed

U.S. fixed income markets delivered mixed results for the 12 months ended December 31. The Barclays U.S. Aggregate Bond Index® was up 4.2%, largely on the strength of the credit markets. The investment grade market gained 11.9%, as reflected by the Markit iBoxx® $ Liquid Investment Grade Index, and the high yield market was up 14.2%, as reflected by Markit iBoxx® $ Liquid High Yield Index. Treasurys, on the other hand, had modest returns, with the Ryan Labs 10 Year Treasury Index up 4.2% and the Ryan Labs 30 Year Treasury Index up only 2.7%.

Whether you are bullish or bearish on different segments of the market, we offer tools that can help you express your view and manage risk.

We appreciate the trust and confidence you have placed in us by investing in ProFunds VP.

Sincerely,

Michael L. Sapir

Chairman of the Board of Trustees

1

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Management Discussion of Fund Performance

4 :: Management Discussion of Fund Performance (unaudited)

Investment Strategies and Techniques:

Fifty (50) ProFunds VP (each, a “Fund” and, collectively, the “Funds”) were in existence for the entire period covered by this report.

Each of the Classic ProFunds VP, the Sector ProFunds VP, ProFund VP Falling U.S. Dollar and ProFund VP Money Market is designed to match, before fees and expenses, the performance of its benchmark both on a single day and over time.

All other ProFunds VP are “geared” funds (each, a “Geared Fund” and, collectively, the “Geared Funds”) in the sense that each seeks daily investment results that, before fees and expenses, correspond to a multiple (i.e., 1.25x or 2x), the inverse (-1x) or an inverse multiple (i.e., -1.25x or -2x) of the daily performance of an underlying benchmark. This means such Funds seek investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of such a Fund for a period longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from the Fund’s stated leveraged, inverse, or inverse leveraged multiple times the return of the Fund’s benchmark for that period. During periods of higher market volatility, the volatility of a Fund’s benchmark may affect the Fund’s return as much as or more than the return of the benchmark.

ProFund Advisors LLC (“PFA”), the Funds’ investment advisor, uses a mathematical approach in seeking to achieve the investment objective of each Fund. Using this approach, PFA determines the type, quantity and mix of investment positions that a Fund should hold to approximate the daily performance of its benchmark.(1)

PFA does not invest the assets of the Funds in securities or financial instruments based on its view of the investment merit of a particular security, instrument, or company, other than for cash management purposes. In addition, PFA does not conduct conventional research or analysis (other than in determining counterparty creditworthiness); forecast market movements; trends or market conditions; or take defensive positions in managing assets of the Funds.

The Funds use investment techniques that may be considered aggressive, including the use of swap agreements, futures contracts, forward contracts, and similar instruments (“derivatives”). The use of these investment techniques exposes the Funds to risks different from, or possibly greater than, the risks associated with investing directly in securities contained in a Fund’s benchmark, including credit or counterparty risk on the amount the Fund expects to receive from a derivatives counterparty, liquidity risk and increased correlation risk. If a counterparty becomes bankrupt, or otherwise fails to perform on its obligations, the value of your investment in a Fund may decline. The Funds have sought to mitigate these risks by generally requiring derivatives counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owes the Fund, subject to certain minimum thresholds. The Funds typically only enter into derivatives with counterparties that are major, global financial institutions. In addition, when a Fund uses derivatives, there may be imperfect correlation between the reference asset(s) and the derivative, which may prevent the Fund from achieving its investment objective. Any financing, borrowing and other costs associated with using derivatives may also have the effect of lowering the Fund’s return.

Factors that Materially Affected the Performance of each Fund during the Year Ended December 31, 2012(2):

Primary factors affecting Fund performance include the following: the total return of the Fund’s benchmark; the volatility of the Fund’s benchmark; financing rates paid or earned by the Fund associated with cash and derivative positions utilized in obtaining leveraged, inverse or inverse leveraged exposure to the benchmark; and fees, expenses, and transaction costs.

•                  Benchmark Performance: The performance of each Fund’s benchmark and, in turn, the factors and market conditions affecting that benchmark are the principal factors driving Fund performance.(3)

•                  Compounding of Daily Returns and Volatility: Each Geared Fund seeks to return a multiple (i.e., 1.25x or 2x), the inverse (-1x) or an inverse multiple (i.e., -1.25x or -2x) of its benchmark return for a single day only. For longer periods, performance may be greater than or less than the one-day multiple times the benchmark return. This is due to the effects of compounding, which exists in all investments, but has a more significant impact on geared funds. In general, during periods of higher benchmark volatility, compounding will cause Fund performance for periods longer than a single day to be worse than the multiple, inverse or inverse multiple, as applicable, of the return of the benchmark. This effect becomes more pronounced as volatility increases. Conversely, in periods of lower benchmark volatility (particularly when combined with large positive or large negative benchmark returns), Fund performance over longer periods can be better than the multiple, inverse or inverse multiple, as applicable, of the return of the benchmark. Actual results for a particular period, before fees and expenses, are also dependent on the following factors: a) the benchmark’s performance; b) the benchmark’s volatility; c) period of time; d) financing rates associated with the use of derivatives; e) other Fund expenses; and f) interest and dividends paid with respect to the securities in the benchmark. Longer holding periods, higher benchmark volatility, inverse exposure and/or greater leverage each exacerbates the impact of compounding on a Fund’s performance. During periods of higher benchmark volatility, the volatility of a benchmark may affect a Fund’s return as much as or more than the return of its benchmark.

(1)         A benchmark can be any objective standard of investment performance that a mutual fund uses to measure its return, such as a multiple of the return of a stock index. For example, ProFund VP UltraNASDAQ-100 has an investment objective of seeking investment returns, before fees and expenses, that correspond to twice (2x) the daily performance of the NASDAQ-100 Index.

(2)         Past performance is not a guarantee of future results.

(3)         Unlike the ProFunds VP, indexes that may serve as benchmarks for the Funds do not actually hold a portfolio of securities and/or financial instruments. Indexes do not incur fees, expenses and transaction costs. Fees, expenses and transaction costs incurred by the ProFunds VP negatively impact the performance of the ProFunds VP. Performance for each ProFund VP will generally differ from the Fund’s benchmark performance.

Management Discussion of Fund Performance (unaudited) :: 5

Daily volatility for the U.S. equity markets decreased from a year ago. For example, the volatility for the S&P 500 for the year ended December 31, 2012, was 12.74%, which was lower than the prior year’s volatility of 23.37%. The volatility of each benchmark is shown below.

Underlying Benchmark	One Year Benchmark Volatility
Dow Jones Precious Metals Index	27.27%
Dow Jones U.S. Banks Index	22.82%
S&P SmallCap 600 Value Index	21.13%
Dow Jones U.S. Semiconductors Index	20.68%
Bank of New York Mellon Emerging Markets 50 ADR Index	19.81%
ProFunds Asia 30 Index®	19.69%
Dow Jones U.S. Basic Materials Index	19.61%
ProFunds Europe 30 Index®	18.39%
Dow Jones U.S. Oil & Gas Index	18.01%
Dow Jones U.S. Biotechnology Index	17.99%
Dow Jones Internet Composite Index	17.49%
Russell 2000® Index	16.97%
Dow Jones U.S. Technology Index	16.64%
Nikkei 225 Stock Average	16.25%
Dow Jones U.S. Financials Index	16.21%
S&P SmallCap 600 Growth Index	15.85%
S&P MidCap 400 Value Index	15.71%
MSCI EAFE Index	15.48%
NASDAQ-100® Index	15.45%
Ryan Labs 30 Year Treasury Index	15.34%
Dow Jones U.S. Industrials Index	15.25%
S&P MidCap 400®	15.23%
S&P MidCap 400 Growth Index	15.03%
S&P 500 Value Index	13.70%
Dow Jones U.S. Real Estate Index	12.93%
S&P 500®	12.74%
Dow Jones U.S. Consumer Services Index	12.44%
S&P 500 Growth Index	12.34%
Dow Jones U.S. Telecommunications Index	12.06%
Dow Jones Industrial Average	11.77%
Dow Jones U.S. Health Care Index	11.14%
Dow Jones U.S. Consumer Goods Index	10.55%
Dow Jones U.S. Pharmaceuticals Index	10.21%
Dow Jones U.S. Utilities Index	9.60%
U.S. Dollar Index	6.33%

•                  Financing Rates Associated with Derivatives Positions: The performance of Funds that use derivatives to obtain leveraged long exposure (i.e., Funds with leverage multiples greater than one) and Funds that use derivatives to obtain inverse exposure (i.e., Funds with negative leverage multiples) was impacted by financing costs associated with the derivatives. Swap financing rates are negotiated between the Funds and the counterparties, and are typically set at the one week London Interbank Offered Rate (“LIBOR”) plus or minus a negotiated spread. One-week LIBOR was 0.21% at the beginning of the period and decreased to 0.19%at the end of the period. In certain market environments, one-week LIBOR adjusted by the spread may result in the net financing rate being negative. A Fund typically pays (or receives) amounts that approximate the negotiated financing rate, multiplied by Fund assets, multiplied by the Fund’s leverage multiple reduced by one. Under this formula, when the financing rate is positive, the leveraged Fund pays money and when the financing rate is negative, the leveraged Fund receives money. When the financing rate is positive, an inverse Fund receives money and when the financing rate is negative, the inverse Fund pays money. For example, if a financing rate is positive, a Fund with a leverage multiple of positive two (a leveraged Fund) will pay the financing rate, multiplied by Fund assets, multiplied by one; a Fund with a leverage multiple of negative one (an inverse Fund) will receive the financing rate, multiplied by Fund assets, multiplied by two; and a Fund with a leveraged multiple of negative two (an inverse leveraged Fund) will receive the financing rate, multiplied by Fund assets, multiplied by three.

•                  Stock Dividends and Bond Yields: The performance of Funds with an investment objective to match or provide a multiple of the daily performance of an underlying benchmark was positively impacted by capturing the dividend or income yield associated with the underlying benchmark (or a multiple thereof, as applicable). The performance of Funds with an investment objective to provide an inverse or inverse multiple of the daily performance of an underlying

6 :: Management Discussion of Fund Performance (unaudited)

benchmark was negatively impacted by virtue of effectively having to pay out the dividend or income yield (or a multiple thereof, as applicable) associated with the benchmark

•                  Fees, Expenses and Transaction Costs: Fees and expenses are listed in the financial statements of each Fund and may generally be higher and thus have a more negative impact on performance than compared to many traditional index-based funds. Daily repositioning of each Fund’s portfolio to maintain exposure consistent with its investment objective, high levels of shareholder purchase and redemption activity and use of leverage may lead to commensurate increases in portfolio transactions and transaction costs which negatively impact the daily NAV of each Fund. Transaction costs are not reflected in the Funds’ expense ratio. Transaction costs are generally higher for Funds whose benchmarks are more volatile, have a larger daily multiple, have inverse or inverse multiples and for Funds that are benchmarked to indexes or securities that are comparatively less liquid than other funds’ benchmarks.

Financial Statements and Financial Highlights

8 :: ProFund VP Bull :: Management Discussion of Fund Performance

ProFund VP Bull seeks daily investment results that, before fees and expenses, correspond to the daily performance of the S&P 500® (the “Index”). For the year ended December 31, 2012, the Fund had a total return of 13.89%. For the same period, the Index had a total return of 16.00%(1) and a volatility of 12.74%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as the daily return of the Index. The Index is a measure of large-cap U.S. stock market performance. It is a float-adjusted, market capitalization weighted index of 500 U.S. operating companies and real estate investment trusts selected through a process that factors criteria such as liquidity, price, market capitalization, and financial viability. Reconstitution occurs both on a quarterly and an ongoing basis.

During the year ended December 31, 2012, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain exposure to the Index. These derivatives generally tracked the performance of their underlying reference asset, but included trading spreads that negatively impacted Fund performance during the period. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Bull from December 31, 2002 to December 31, 2012, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/12

Fund	One Year	Five Year	Ten Year
ProFund VP Bull	13.89%	-0.13%	5.09%
S&P 500	16.00%	1.66%	7.10%

Expense Ratios**

Fund	Gross	Net
ProFund VP Bull	1.74%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2012. Contractual fee waivers are in effect through April 30, 2013.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	48%
Futures Contracts	14%
Swap Agreements	37%
Total Exposure	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Apple Computer, Inc.	2.0%
Exxon Mobil Corp.	1.6%
Chevron Corp.	0.9%
Microsoft Corp.	0.9%
General Electric Co.	0.9%

S&P 500 – Composition

% of Index
Consumer, Non-cyclical	22%
Financial	16%
Technology	14%
Communications	11%
Energy	11%
Industrial	10%
Consumer, Cyclical	9%
Basic Materials	4%
Utilities	3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)      The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)      1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the net asset value of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP Bull :: 9

Schedule of Portfolio Investments :: December 31, 2012

Common Stocks (48.2%)

	Shares	Value
3M Co. (Miscellaneous Manufacturing)	2,040	$189,414
Abbott Laboratories (Pharmaceuticals)	5,080	332,740
AbbVie, Inc.* (Pharmaceuticals)	80	2,733
Abercrombie & Fitch Co.—Class A (Retail)	240	11,513
Accenture PLC—Class A (Computers)	2,040	135,660
ACE, Ltd. (Insurance)	1,080	86,184
Adobe Systems, Inc.* (Software)	1,600	60,288
Advanced Micro Devices, Inc.* (Semiconductors)	1,960	4,704
Aetna, Inc. (Healthcare-Services)	1,080	50,004
AFLAC, Inc. (Insurance)	1,520	80,742
Agilent Technologies, Inc. (Electronics)	1,120	45,853
AGL Resources, Inc. (Gas)	360	14,389
Air Products & Chemicals, Inc. (Chemicals)	680	57,134
Airgas, Inc. (Chemicals)	240	21,910
Akamai Technologies, Inc.* (Internet)	560	22,910
Alcoa, Inc. (Mining)	3,440	29,859
Alexion Pharmaceuticals, Inc.* (Biotechnology)	640	60,038
Allegheny Technologies, Inc. (Iron/Steel)	360	10,930
Allergan, Inc. (Pharmaceuticals)	1,000	91,730
Allstate Corp. (Insurance)	1,560	62,665
Altera Corp. (Semiconductors)	1,040	35,818
Altria Group, Inc. (Agriculture)	6,520	204,858
Amazon.com, Inc.* (Internet)	1,160	291,322
Ameren Corp. (Electric)	800	24,576
American Electric Power, Inc. (Electric)	1,560	66,581
American Express Co. (Diversified Financial Services)	3,160	181,638
American International Group, Inc.* (Insurance)	4,760	168,028
American Tower Corp. (REIT)	1,280	98,906
Ameriprise Financial, Inc. (Diversified Financial Services)	680	42,588
AmerisourceBergen Corp. (Pharmaceuticals)	760	32,817
Amgen, Inc. (Biotechnology)	2,480	214,074
Amphenol Corp.—Class A (Electronics)	520	33,644
Anadarko Petroleum Corp. (Oil & Gas)	1,600	118,896
Analog Devices, Inc. (Semiconductors)	960	40,378
Aon PLC (Insurance)	1,040	57,824
Apache Corp. (Oil & Gas)	1,280	100,480
Apartment Investment and Management Co.—Class A (REIT)	480	12,989
Apollo Group, Inc.—Class A* (Commercial Services)	320	6,694
Apple Computer, Inc. (Computers)	3,040	1,620,411
Applied Materials, Inc. (Semiconductors)	3,880	44,387
Archer-Daniels-Midland Co. (Agriculture)	2,120	58,067
Assurant, Inc. (Insurance)	240	8,328
AT&T, Inc. (Telecommunications)	18,320	617,567
Autodesk, Inc.* (Software)	720	25,452
Automatic Data Processing, Inc. (Commercial Services)	1,560	88,936
AutoNation, Inc.* (Retail)	120	4,764
AutoZone, Inc.* (Retail)	120	42,532
AvalonBay Communities, Inc. (REIT)	360	48,812
Avery Dennison Corp. (Household Products/Wares)	320	11,174
Avon Products, Inc. (Cosmetics/Personal Care)	1,400	20,104
Baker Hughes, Inc. (Oil & Gas Services)	1,400	57,176
Ball Corp. (Packaging & Containers)	480	21,481
Bank of America Corp. (Banks)	34,760	403,216
Bank of New York Mellon Corp. (Banks)	3,760	96,632
Bard (C.R.), Inc. (Healthcare-Products)	240	23,458
Baxter International, Inc. (Healthcare-Products)	1,760	117,322
BB&T Corp. (Banks)	2,240	65,206
Beam, Inc. (Beverages)	520	31,768
Becton, Dickinson & Co. (Healthcare-Products)	640	50,042
Bed Bath & Beyond, Inc.* (Retail)	720	40,255
Bemis Co., Inc. (Packaging & Containers)	320	10,707
Berkshire Hathaway, Inc.—Class B* (Insurance)	5,880	527,436
Best Buy Co., Inc. (Retail)	880	10,428
Big Lots, Inc.* (Retail)	200	5,692
Biogen Idec, Inc.* (Biotechnology)	760	111,469
BlackRock, Inc. (Diversified Financial Services)	400	82,684
BMC Software, Inc.* (Software)	440	17,450
Boeing Co. (Aerospace/Defense)	2,200	165,792
BorgWarner, Inc.* (Auto Parts & Equipment)	360	25,783
Boston Properties, Inc. (REIT)	480	50,789
Boston Scientific Corp.* (Healthcare-Products)	4,440	25,441
Bristol-Myers Squibb Co. (Pharmaceuticals)	5,320	173,379
Broadcom Corp.—Class A (Semiconductors)	1,680	55,793
Brown-Forman Corp. (Beverages)	480	30,360
C.H. Robinson Worldwide, Inc. (Transportation)	520	32,874
CA, Inc. (Software)	1,080	23,738
Cablevision Systems Corp. NY—Class A (Media)	680	10,159
Cabot Oil & Gas Corp. (Oil & Gas)	680	33,823
Cameron International Corp.* (Oil & Gas Services)	800	45,168
Campbell Soup Co. (Food)	560	19,538
Capital One Financial Corp. (Banks)	1,880	108,908
Cardinal Health, Inc. (Pharmaceuticals)	1,080	44,474
CareFusion Corp.* (Healthcare-Products)	720	20,578
CarMax, Inc.* (Retail)	720	27,029
Carnival Corp.—Class A (Leisure Time)	1,440	52,949
Caterpillar, Inc. (Machinery-Construction & Mining)	2,120	189,909
CBRE Group, Inc.—Class A* (Real Estate)	960	19,104
CBS Corp.—Class B (Media)	1,920	73,056
Celgene Corp.* (Biotechnology)	1,360	107,059
CenterPoint Energy, Inc. (Gas)	1,360	26,180
CenturyLink, Inc. (Telecommunications)	2,000	78,240
Cerner Corp.* (Software)	480	37,267
CF Industries Holdings, Inc. (Chemicals)	200	40,632
Chesapeake Energy Corp. (Oil & Gas)	1,680	27,922
Chevron Corp. (Oil & Gas)	6,320	683,445
Chipotle Mexican Grill, Inc.* (Retail)	120	35,695
CIGNA Corp. (Healthcare-Services)	920	49,183
Cincinnati Financial Corp. (Insurance)	480	18,797
Cintas Corp. (Textiles)	360	14,724
Cisco Systems, Inc. (Telecommunications)	17,120	336,408
Citigroup, Inc. (Banks)	9,440	373,446
Citrix Systems, Inc.* (Software)	600	39,450
Cliffs Natural Resources, Inc. (Iron/Steel)	440	16,966
Clorox Co. (Household Products/Wares)	440	32,217
CME Group, Inc. (Diversified Financial Services)	1,000	50,710
CMS Energy Corp. (Electric)	840	20,479
Coach, Inc. (Apparel)	920	51,069
Coca-Cola Co. (Beverages)	12,440	450,950
Coca-Cola Enterprises, Inc. (Beverages)	880	27,922
Cognizant Technology Solutions Corp.* (Computers)	960	71,088
Colgate-Palmolive Co. (Cosmetics/Personal Care)	1,440	150,538

See accompanying notes to the financial statements.

10 :: ProFund VP Bull :: Financial Statements

Common Stocks, continued

	Shares	Value
Comcast Corp.—Class A (Media)	8,560	$319,972
Comerica, Inc. (Banks)	600	18,204
Computer Sciences Corp. (Computers)	520	20,826
ConAgra Foods, Inc. (Food)	1,320	38,940
ConocoPhillips (Oil & Gas)	3,920	227,321
CONSOL Energy, Inc. (Coal)	720	23,112
Consolidated Edison, Inc. (Electric)	960	53,318
Constellation Brands, Inc.* (Beverages)	480	16,987
Corning, Inc. (Telecommunications)	4,760	60,071
Costco Wholesale Corp. (Retail)	1,400	138,278
Coventry Health Care, Inc. (Healthcare-Services)	440	19,725
Covidien PLC (Healthcare-Products)	1,520	87,765
Crown Castle International Corp.* (Telecommunications)	960	69,274
CSX Corp. (Transportation)	3,320	65,504
Cummins, Inc. (Machinery-Diversified)	560	60,676
CVS Caremark Corp. (Retail)	4,040	195,334
D.R. Horton, Inc. (Home Builders)	920	18,198
Danaher Corp. (Miscellaneous Manufacturing)	1,880	105,092
Darden Restaurants, Inc. (Retail)	400	18,028
DaVita, Inc.* (Healthcare-Services)	280	30,948
Dean Foods Co.* (Food)	600	9,906
Deere & Co. (Machinery-Diversified)	1,280	110,617
Dell, Inc. (Computers)	4,720	47,814
Delphi Automotive PLC* (Auto Components)	960	36,720
Denbury Resources, Inc.* (Oil & Gas)	1,240	20,088
DENTSPLY International, Inc. (Healthcare-Products)	440	17,428
Devon Energy Corp. (Oil & Gas)	1,200	62,448
Diamond Offshore Drilling, Inc. (Oil & Gas)	240	16,310
DIRECTV* (Media)	1,960	98,314
Discover Financial Services (Diversified Financial Services)	1,640	63,222
Discovery Communications, Inc.—Class A* (Media)	760	48,245
Dollar General Corp.* (Retail)	840	37,036
Dollar Tree, Inc.* (Retail)	720	29,203
Dominion Resources, Inc. (Electric)	1,840	95,312
Dover Corp. (Miscellaneous Manufacturing)	560	36,798
Dr. Pepper Snapple Group, Inc. (Beverages)	680	30,042
DTE Energy Co. (Electric)	560	33,628
Duke Energy Corp. (Electric)	2,280	145,464
Dun & Bradstreet Corp. (Software)	160	12,584
E*TRADE Financial Corp.* (Diversified Financial Services)	840	7,518
E.I. du Pont de Nemours & Co. (Chemicals)	3,000	134,910
Eastman Chemical Co. (Chemicals)	480	32,664
Eaton Corp. PLC (Electrical Components & Equipment)	1,480	80,216
eBay, Inc.* (Internet)	3,760	191,835
Ecolab, Inc. (Chemicals)	840	60,396
Edison International (Electric)	1,040	46,998
Edwards Lifesciences Corp.* (Healthcare-Products)	360	32,461
Electronic Arts, Inc.* (Software)	1,000	14,530
Eli Lilly & Co. (Pharmaceuticals)	3,280	161,770
EMC Corp.* (Computers)	6,800	172,040
Emerson Electric Co. (Electrical Components & Equipment)	2,320	122,867
Ensco PLC—Class AADR (Oil & Gas)	760	45,053
Entergy Corp. (Electric)	560	35,700
EOG Resources, Inc. (Oil & Gas)	880	106,295
EQT Corp. (Oil & Gas)	480	28,310
Equifax, Inc. (Commercial Services)	400	21,648
Equity Residential (REIT)	1,040	58,937
Exelon Corp. (Electric)	2,760	82,082
Expedia, Inc. (Internet)	320	19,664
Expeditors International of Washington, Inc. (Transportation)	680	26,894
Express Scripts Holding Co.* (Pharmaceuticals)	2,640	142,560
Exxon Mobil Corp. (Oil & Gas)	14,720	1,274,015
F5 Networks, Inc.* (Internet)	240	23,316
Family Dollar Stores, Inc. (Retail)	320	20,291
Fastenal Co. (Distribution/Wholesale)	880	41,087
FedEx Corp. (Transportation)	960	88,051
Fidelity National Information Services, Inc. (Software)	800	27,848
Fifth Third Bancorp (Banks)	2,880	43,747
First Horizon National Corp. (Banks)	801	7,934
First Solar, Inc.* (Energy-Alternate Sources)	200	6,176
FirstEnergy Corp. (Electric)	1,360	56,794
Fiserv, Inc.* (Software)	440	34,773
FLIR Systems, Inc. (Electronics)	480	10,709
Flowserve Corp. (Machinery-Diversified)	160	23,488
Fluor Corp. (Engineering & Construction)	520	30,545
FMC Corp. (Chemicals)	440	25,749
FMC Technologies, Inc.* (Oil & Gas Services)	760	32,551
Ford Motor Co. (Auto Manufacturers)	12,280	159,026
Forest Laboratories, Inc.* (Pharmaceuticals)	760	26,843
Fossil, Inc.* (Distribution/Wholesale)	160	14,896
Franklin Resources, Inc. (Diversified Financial Services)	440	55,308
Freeport-McMoRan Copper & Gold, Inc. (Mining)	3,080	105,336
Frontier Communications Corp. (Telecommunications)	3,240	13,867
GameStop Corp.—Class A (Retail)	400	10,036
Gannett Co., Inc. (Media)	760	13,688
Garmin, Ltd. (Electronics)	360	14,695
General Dynamics Corp. (Aerospace/Defense)	1,080	74,812
General Electric Co. (Miscellaneous Manufacturing)	33,840	710,301
General Mills, Inc. (Food)	2,080	84,054
Genuine Parts Co. (Distribution/Wholesale)	520	33,062
Genworth Financial, Inc.—Class A* (Insurance)	1,600	12,016
Gilead Sciences, Inc.* (Biotechnology)	2,440	179,218
Google, Inc.—Class A* (Internet)	840	595,871
H & R Block, Inc. (Commercial Services)	880	16,342
Halliburton Co. (Oil & Gas Services)	3,000	104,070
Harley-Davidson, Inc. (Leisure Time)	720	35,165
Harman International Industries, Inc. (Home Furnishings)	200	8,928
Harris Corp. (Telecommunications)	360	17,626
Hartford Financial Services Group, Inc. (Insurance)	1,400	31,416
Hasbro, Inc. (Toys/Games/Hobbies)	360	12,924
HCP, Inc. (REIT)	1,440	65,059
Health Care REIT, Inc. (REIT)	840	51,484
Heinz (H.J.) Co. (Food)	1,040	59,987
Helmerich & Payne, Inc. (Oil & Gas)	360	20,164
Hess Corp. (Oil & Gas)	960	50,842
Hewlett-Packard Co. (Computers)	6,360	90,630
Honeywell International, Inc. (Miscellaneous Manufacturing)	2,520	159,944
Hormel Foods Corp. (Food)	440	13,732
Hospira, Inc.* (Healthcare-Products)	520	16,245
Host Hotels & Resorts, Inc. (REIT)	2,320	36,354
Hudson City Bancorp, Inc. (Savings & Loans)	1,520	12,358
Humana, Inc. (Healthcare-Services)	520	35,688

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Bull :: 11

Common Stocks, continued

	Shares	Value
Huntington Bancshares, Inc. (Banks)	2,760	$17,636
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	1,360	82,702
Ingersoll-Rand PLC (Miscellaneous Manufacturing)	920	44,123
Integrys Energy Group, Inc. (Electric)	240	12,533
Intel Corp. (Semiconductors)	16,040	330,904
IntercontinentalExchange, Inc.* (Diversified Financial Services)	240	29,714
International Business Machines Corp. (Computers)	3,440	658,932
International Flavors & Fragrances, Inc. (Chemicals)	280	18,631
International Game Technology (Entertainment)	840	11,903
International Paper Co. (Forest Products & Paper)	1,400	55,776
Intuit, Inc. (Software)	880	52,360
Intuitive Surgical, Inc.* (Healthcare-Products)	120	58,844
Invesco, Ltd. (Diversified Financial Services)	1,440	37,570
Iron Mountain, Inc. (Commercial Services)	520	16,146
J.C. Penney Co., Inc. (Retail)	440	8,672
J.P. Morgan Chase & Co. (Banks)	12,280	539,953
Jabil Circuit, Inc. (Electronics)	600	11,574
Jacobs Engineering Group, Inc.* (Engineering & Construction)	400	17,028
JDS Uniphase Corp.* (Telecommunications)	760	10,290
Johnson & Johnson (Healthcare-Products)	8,920	625,292
Johnson Controls, Inc. (Auto Parts & Equipment)	2,200	67,540
Joy Global, Inc. (Machinery-Construction & Mining)	360	22,961
Juniper Networks, Inc.* (Telecommunications)	1,680	33,046
Kellogg Co. (Food)	800	44,680
KeyCorp (Banks)	3,000	25,260
Kimberly-Clark Corp. (Household Products/Wares)	1,280	108,070
Kimco Realty Corp. (REIT)	1,320	25,502
Kinder Morgan, Inc. (Pipelines)	2,040	72,073
KLA-Tencor Corp. (Semiconductors)	520	24,835
Kohls Corp. (Retail)	680	29,226
Kraft Foods Group, Inc. (Food)	1,920	87,302
Kroger Co. (Food)	1,640	42,673
L-3 Communications Holdings, Inc. (Aerospace/Defense)	320	24,518
Laboratory Corp. of America Holdings* (Healthcare-Services)	320	27,718
Lam Research Corp.* (Semiconductors)	560	20,233
Legg Mason, Inc. (Diversified Financial Services)	360	9,259
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	440	11,977
Lennar Corp.—Class A (Home Builders)	520	20,108
Leucadia National Corp. (Holding Companies-Diversified)	640	15,226
Life Technologies Corp.* (Biotechnology)	560	27,485
Lincoln National Corp. (Insurance)	880	22,792
Linear Technology Corp. (Semiconductors)	760	26,068
Lockheed Martin Corp. (Aerospace/Defense)	880	81,215
Loews Corp. (Insurance)	1,000	40,750
Lorillard, Inc. (Agriculture)	400	46,668
Lowe’s Cos., Inc. (Retail)	3,640	129,293
LSI Logic Corp.* (Semiconductors)	1,800	12,744
LyondellBasell Industries N.V.—Class A (Chemicals)	1,240	70,792
M&T Bank Corp. (Banks)	400	39,388
Macy’s, Inc. (Retail)	1,280	49,946
Marathon Oil Corp. (Oil & Gas)	2,280	69,905
Marathon Petroleum Corp. (Oil & Gas)	1,080	68,040
Marriott International, Inc.—Class A (Lodging)	801	29,847
Marsh & McLennan Cos., Inc. (Insurance)	1,760	60,667
Masco Corp. (Building Materials)	1,160	19,326
MasterCard, Inc.—Class A (Commercial Services)	360	176,861
Mattel, Inc. (Toys/Games/Hobbies)	1,120	41,014
McCormick & Co., Inc. (Food)	440	27,953
McDonald’s Corp. (Retail)	3,240	285,800
McGraw-Hill Cos., Inc. (Media)	880	48,110
McKesson Corp. (Pharmaceuticals)	760	73,690
Mead Johnson Nutrition Co.—Class A (Pharmaceuticals)	640	42,170
MeadWestvaco Corp. (Forest Products & Paper)	560	17,847
Medtronic, Inc. (Healthcare-Products)	3,280	134,546
Merck & Co., Inc. (Pharmaceuticals)	9,800	401,212
MetLife, Inc. (Insurance)	3,520	115,949
MetroPCS Communications, Inc.* (Telecommunications)	1,040	10,338
Microchip Technology, Inc. (Semiconductors)	640	20,858
Micron Technology, Inc.* (Semiconductors)	3,280	20,828
Microsoft Corp. (Software)	24,440	653,282
Molex, Inc. (Electrical Components & Equipment)	440	12,025
Molson Coors Brewing Co.—Class B (Beverages)	520	22,251
Mondelez International, Inc.—Class A (Food)	5,720	145,689
Monsanto Co. (Chemicals)	1,720	162,797
Monster Beverage Corp.* (Beverages)	480	25,382
Moody’s Corp. (Commercial Services)	640	32,205
Morgan Stanley Dean Witter & Co. (Banks)	4,440	84,893
Motorola Solutions, Inc. (Telecommunications)	920	51,226
Murphy Oil Corp. (Oil & Gas)	600	35,730
Mylan Laboratories, Inc.* (Pharmaceuticals)	1,320	36,274
Nabors Industries, Ltd.* (Oil & Gas)	920	13,294
NASDAQ Stock Market, Inc. (Diversified Financial Services)	360	9,004
National Oilwell Varco, Inc. (Oil & Gas Services)	1,360	92,956
NetApp, Inc.* (Computers)	1,160	38,918
Netflix, Inc.* (Internet)	160	14,845
Newell Rubbermaid, Inc. (Housewares)	920	20,488
Newfield Exploration Co.* (Oil & Gas)	440	11,783
Newmont Mining Corp. (Mining)	1,600	74,304
News Corp.—Class A (Media)	6,520	166,521
NextEra Energy, Inc. (Electric)	1,360	94,098
NIKE, Inc.—Class B (Apparel)	2,320	119,712
NiSource, Inc. (Gas)	1,000	24,890
Noble Corp. (Oil & Gas)	800	27,856
Noble Energy, Inc. (Oil & Gas)	560	56,974
Nordstrom, Inc. (Retail)	480	25,680
Norfolk Southern Corp. (Transportation)	1,000	61,840
Northeast Utilities System (Electric)	1,000	39,080
Northern Trust Corp. (Banks)	720	36,115
Northrop Grumman Corp. (Aerospace/Defense)	800	54,064
NRG Energy, Inc. (Electric)	1,040	23,910
Nucor Corp. (Iron/Steel)	1,040	44,907
NVIDIA Corp. (Semiconductors)	2,000	24,580
NYSE Euronext (Diversified Financial Services)	800	25,232
Occidental Petroleum Corp. (Oil & Gas)	2,600	199,186
Omnicom Group, Inc. (Advertising)	840	41,966
ONEOK, Inc. (Pipelines)	640	27,360
Oracle Corp. (Software)	12,120	403,839
O’Reilly Automotive, Inc.* (Retail)	360	32,191

See accompanying notes to the financial statements.

12 :: ProFund VP Bull :: Financial Statements

Common Stocks, continued

	Shares	Value
Owens-Illinois, Inc.* (Packaging & Containers)	520	$11,060
PACCAR, Inc. (Auto Manufacturers)	1,120	50,635
Pall Corp. (Miscellaneous Manufacturing)	360	21,694
Parker Hannifin Corp. (Miscellaneous Manufacturing)	480	40,829
Patterson Cos., Inc. (Healthcare-Products)	280	9,584
Paychex, Inc. (Commercial Services)	1,040	32,386
Peabody Energy Corp. (Coal)	880	23,417
Pentair, Ltd. (Miscellaneous Manufacturing)	680	33,422
People’s United Financial, Inc. (Savings & Loans)	1,120	13,540
Pepco Holdings, Inc. (Electric)	760	14,904
PepsiCo, Inc. (Beverages)	5,000	342,150
PerkinElmer, Inc. (Electronics)	360	11,426
Perrigo Co. (Pharmaceuticals)	280	29,128
PetSmart, Inc. (Retail)	360	24,602
Pfizer, Inc. (Pharmaceuticals)	23,760	595,900
PG&E Corp. (Electric)	1,400	56,252
Philip Morris International, Inc. (Agriculture)	5,400	451,656
Phillips 66 (Oil & Gas)	2,000	106,200
Pinnacle West Capital Corp. (Electric)	360	18,353
Pioneer Natural Resources Co. (Oil & Gas)	400	42,636
Pitney Bowes, Inc. (Office/Business Equipment)	640	6,810
Plum Creek Timber Co., Inc. (Forest Products & Paper)	520	23,072
PNC Financial Services Group (Banks)	1,720	100,293
PPG Industries, Inc. (Chemicals)	480	64,968
PPL Corp. (Electric)	1,880	53,824
Praxair, Inc. (Chemicals)	960	105,072
Precision Castparts Corp. (Metal Fabricate/Hardware)	480	90,922
Priceline.com, Inc.* (Internet)	160	99,392
Principal Financial Group, Inc. (Insurance)	880	25,098
Procter & Gamble Co. (Cosmetics/Personal Care)	8,800	597,431
Progressive Corp. (Insurance)	1,800	37,980
Prologis, Inc. (REIT)	1,480	54,005
Prudential Financial, Inc. (Insurance)	1,480	78,928
Public Service Enterprise Group, Inc. (Electric)	1,640	50,184
Public Storage, Inc. (REIT)	480	69,581
PulteGroup, Inc.* (Home Builders)	1,080	19,613
QEP Resources, Inc. (Oil & Gas)	560	16,951
Qualcomm, Inc. (Telecommunications)	5,480	339,869
Quanta Services, Inc.* (Commercial Services)	680	18,557
Quest Diagnostics, Inc. (Healthcare-Services)	520	30,300
Ralph Lauren Corp. (Apparel)	200	29,984
Range Resources Corp. (Oil & Gas)	520	32,672
Raytheon Co. (Aerospace/Defense)	1,080	62,165
Red Hat, Inc.* (Software)	640	33,894
Regions Financial Corp. (Banks)	4,560	32,467
Republic Services, Inc. (Environmental Control)	960	28,157
Reynolds American, Inc. (Agriculture)	1,040	43,087
Robert Half International, Inc. (Commercial Services)	440	14,001
Rockwell Automation, Inc. (Machinery-Diversified)	440	36,956
Rockwell Collins, Inc. (Aerospace/Defense)	440	25,595
Roper Industries, Inc. (Machinery-Diversified)	320	35,674
Ross Stores, Inc. (Retail)	720	38,988
Rowan Cos. PLC—Class A* (Oil & Gas)	400	12,508
Ryder System, Inc. (Transportation)	160	7,989
Safeway, Inc. (Food)	760	13,748
SAIC, Inc. (Commercial Services)	920	10,414
Salesforce.com, Inc.* (Software)	440	73,964
SanDisk Corp.* (Computers)	760	33,106
SCANA Corp. (Electric)	440	20,082
Schlumberger, Ltd. (Oil & Gas Services)	4,280	296,561
Scripps Networks Interactive—Class A (Media)	280	16,218
Seagate Technology PLC (Computers)	1,080	32,918
Sealed Air Corp. (Packaging & Containers)	640	11,206
Sempra Energy (Gas)	720	51,077
Sherwin-Williams Co. (Chemicals)	280	43,070
Sigma-Aldrich Corp. (Chemicals)	400	29,432
Simon Property Group, Inc. (REIT)	1,000	158,090
SLM Corp. (Diversified Financial Services)	1,480	25,352
Snap-on, Inc. (Hand/Machine Tools)	200	15,798
Southern Co. (Electric)	2,800	119,867
Southwest Airlines Co. (Airlines)	2,400	24,576
Southwestern Energy Co.* (Oil & Gas)	1,120	37,419
Spectra Energy Corp. (Pipelines)	2,160	59,141
Sprint Nextel Corp.* (Telecommunications)	9,680	54,886
St. Jude Medical, Inc. (Healthcare-Products)	1,000	36,140
Stanley Black & Decker, Inc. (Hand/ Machine Tools)	560	41,423
Staples, Inc. (Retail)	2,160	24,624
Starbucks Corp. (Retail)	2,400	128,688
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	640	36,711
State Street Corp. (Banks)	1,480	69,575
Stericycle, Inc.* (Environmental Control)	280	26,116
Stryker Corp. (Healthcare-Products)	920	50,434
SunTrust Banks, Inc. (Banks)	1,720	48,762
Symantec Corp.* (Internet)	2,240	42,134
Sysco Corp. (Food)	1,880	59,521
T. Rowe Price Group, Inc. (Diversified Financial Services)	840	54,709
Target Corp. (Retail)	2,080	123,074
TE Connectivity, Ltd. (Electronics)	1,360	50,483
TECO Energy, Inc. (Electric)	640	10,726
Tenet Healthcare Corp.* (Healthcare-Services)	360	11,689
Teradata Corp.* (Computers)	560	34,658
Teradyne, Inc.* (Semiconductors)	600	10,134
Tesoro Petroleum Corp. (Oil & Gas)	440	19,382
Texas Instruments, Inc. (Semiconductors)	3,600	111,384
Textron, Inc. (Miscellaneous Manufacturing)	920	22,807
The ADT Corp. (Commercial Services)	760	35,332
The AES Corp. (Electric)	2,000	21,400
The Charles Schwab Corp. (Diversified Financial Services)	3,520	50,547
The Chubb Corp. (Insurance)	840	63,269
The Dow Chemical Co. (Chemicals)	3,880	125,402
The Estee Lauder Cos., Inc.—Class A (Cosmetics/Personal Care)	760	45,494
The Gap, Inc. (Retail)	960	29,798
The Goldman Sachs Group, Inc. (Banks)	1,440	183,686
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	800	11,048
The Hershey Co. (Food)	480	34,666
The Home Depot, Inc. (Retail)	4,840	299,354
The Interpublic Group of Cos., Inc. (Advertising)	1,400	15,428
The JM Smucker Co.—Class A (Food)	360	31,046
The Limited, Inc. (Retail)	760	35,766
The Mosaic Co. (Chemicals)	880	49,834
The Travelers Cos., Inc. (Insurance)	1,240	89,057
The Williams Cos., Inc. (Pipelines)	2,160	70,718
Thermo Fisher Scientific, Inc. (Electronics)	1,160	73,985
Tiffany & Co. (Retail)	400	22,936
Time Warner Cable, Inc. (Media)	960	93,302
Time Warner, Inc. (Media)	3,040	145,403

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Bull :: 13

Common Stocks, continued

	Shares	Value
TJX Cos., Inc. (Retail)	2,360	$100,182
Torchmark Corp. (Insurance)	320	16,534
Total System Services, Inc. (Commercial Services)	520	11,138
TripAdvisor, Inc.* (Internet)	360	15,106
Tyco International, Ltd. (Miscellaneous Manufacturing)	1,520	44,460
Tyson Foods, Inc.—Class A (Food)	920	17,848
U.S. Bancorp (Banks)	6,080	194,195
Union Pacific Corp. (Transportation)	1,520	191,094
United Parcel Service, Inc.—Class B (Transportation)	2,320	171,054
United States Steel Corp. (Iron/Steel)	480	11,458
United Technologies Corp. (Aerospace/Defense)	2,720	223,067
UnitedHealth Group, Inc. (Healthcare-Services)	3,280	177,908
UnumProvident Corp. (Insurance)	880	18,322
Urban Outfitters, Inc.* (Retail)	360	14,170
V.F. Corp. (Apparel)	280	42,272
Valero Energy Corp. (Oil & Gas)	1,800	61,416
Varian Medical Systems, Inc.* (Healthcare-Products)	360	25,286
Ventas, Inc. (REIT)	960	62,131
VeriSign, Inc.* (Internet)	520	20,186
Verizon Communications, Inc. (Telecommunications)	9,200	398,084
Viacom, Inc.—Class B (Media)	1,480	78,055
Visa, Inc.—Class A (Commercial Services)	1,680	254,654
Vornado Realty Trust (REIT)	560	44,845
Vulcan Materials Co. (Mining)	400	20,820
W.W. Grainger, Inc. (Distribution/Wholesale)	200	40,474
Walgreen Co. (Retail)	2,760	102,148
Wal-Mart Stores, Inc. (Retail)	5,400	368,442
Walt Disney Co. (Media)	5,720	284,799
Washington Post Co.—Class B (Media)	40	14,608
Waste Management, Inc. (Environmental Control)	1,400	47,235
Waters Corp.* (Electronics)	280	24,394
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	400	34,400
WellPoint, Inc. (Healthcare-Services)	960	58,484
Wells Fargo & Co. (Banks)	15,800	540,045
Western Digital Corp. (Computers)	720	30,593
Western Union Co. (Commercial Services)	1,920	26,131
Weyerhaeuser Co. (REIT)	1,760	48,963
Whirlpool Corp. (Home Furnishings)	240	24,420
Whole Foods Market, Inc. (Food)	560	51,145
Windstream Corp. (Telecommunications)	1,880	15,566
Wisconsin Energy Corp. (Electric)	760	28,006
WPX Energy, Inc.* (Oil & Gas)	640	9,523
Wyndham Worldwide Corp. (Lodging)	440	23,412
Wynn Resorts, Ltd. (Lodging)	240	26,998
Xcel Energy, Inc. (Electric)	1,560	41,668
Xerox Corp. (Office/Business Equipment)	4,080	27,826
Xilinx, Inc. (Semiconductors)	840	30,156
XL Group PLC (Insurance)	960	24,058
Xylem, Inc. (Machinery-Diversified)	600	16,260
Yahoo!, Inc.* (Internet)	3,360	66,864
YUM! Brands, Inc. (Retail)	1,440	95,616
Zimmer Holdings, Inc. (Healthcare-Products)	560	37,330
Zions Bancorp (Banks)	600	12,840
TOTAL COMMON STOCKS (Cost $17,537,002)		41,101,918

Repurchase Agreements(a)(b) (57.9%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.05%—0.10%, dated 12/31/12, due 1/2/13, total to be received $49,416,122	$49,416,000	$49,416,000
TOTAL REPURCHASE AGREEMENTS (Cost $49,416,000)		49,416,000
TOTAL INVESTMENT SECURITIES (Cost $66,953,002)—106.1%		90,517,918
Net other assets (liabilities)—(6.1)%		(5,219,316)
NET ASSETS—100.0%		$85,298,602

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2012, the aggregate amount held in a segregated account was $5,234,000.

(b)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR	American Depositary Receipt

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts expiring 3/18/13 (Underlying notional amount at value $11,940,600)	168	$3,485

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500	$14,799,756	$85,085
Equity Index Swap Agreement with UBS AG, based on the S&P 500	17,039,044	133,979
		$219,064

ProFund VP Bull invested in the following industries as of December 31, 2012:

	Value	% of Net Assets
Advertising	$57,394	0.1%
Aerospace/Defense	711,228	0.9%
Agriculture	804,336	0.9%
Airlines	24,576	NM
Apparel	243,037	0.2%
Auto Components	36,720	NM
Auto Manufacturers	209,661	0.3%
Auto Parts & Equipment	104,371	0.1%
Banks	3,042,401	3.7%
Beverages	977,812	1.2%
Biotechnology	699,343	0.8%
Building Materials	19,326	NM
Chemicals	1,043,393	1.1%

See accompanying notes to the financial statements.

14 :: ProFund VP Bull :: Financial Statements

	Value	% of Net Assets
Coal	$46,529	0.1%
Commercial Services	761,445	0.8%
Computers	2,987,594	3.5%
Cosmetics/Personal Care	813,567	1.0%
Distribution/Wholesale	129,519	0.2%
Diversified Financial Services	725,055	0.8%
Electric	1,265,819	1.6%
Electrical Components & Equipment	215,108	0.2%
Electronics	276,763	0.3%
Energy-Alternate Sources	6,176	NM
Engineering & Construction	47,573	0.1%
Entertainment	11,903	NM
Environmental Control	101,508	0.1%
Food	782,428	0.9%
Forest Products & Paper	96,695	0.1%
Gas	116,536	0.1%
Hand/Machine Tools	57,221	NM
Healthcare-Products	1,368,196	1.6%
Healthcare-Services	491,647	0.6%
Holding Companies-Diversified	15,226	NM
Home Builders	57,919	0.1%
Home Furnishings	33,348	NM
Household Products/Wares	151,461	0.2%
Housewares	20,488	NM
Insurance	1,646,840	2.1%
Internet	1,403,445	1.6%
Iron/Steel	84,261	0.1%
Leisure Time	88,114	0.1%
Lodging	116,968	0.1%
Machinery-Construction & Mining	212,870	0.2%
Machinery-Diversified	283,671	0.3%
Media	1,410,450	1.6%
Metal Fabricate/Hardware	90,922	0.1%
Mining	230,319	0.3%
Miscellaneous Manufacturing	1,503,563	1.8%
Office/Business Equipment	34,636	NM
Oil & Gas	3,636,887	4.3%
Oil & Gas Services	628,482	0.7%
Packaging & Containers	54,454	0.1%
Pharmaceuticals	2,221,820	2.6%
Pipelines	229,292	0.3%
Real Estate	19,104	NM
REIT	886,447	1.1%
Retail	2,595,310	3.1%
Savings & Loans	25,898	NM
Semiconductors	813,804	1.0%
Software	1,510,719	1.7%
Telecommunications	2,106,358	2.5%
Textiles	14,724	NM
Toys/Games/Hobbies	53,938	0.1%
Transportation	645,300	0.8%
Other**	44,196,684	51.8%
Total	$85,298,602	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Bull :: 15

Statement of Assets and Liabilities
December 31, 2012

ASSETS:
Total Investment Securities, at cost	$66,953,002
Securities, at value	41,101,918
Repurchase agreements, at value	49,416,000
Total Investment Securities, at value	90,517,918
Cash	600
Segregated cash balances with brokers	747,600
Dividends and interest receivable	45,388
Unrealized gain on swap agreements	219,064
Receivable for capital shares issued	1,846,459
Receivable for investments sold	6,473
Variation margin on futures contracts	214,200
Prepaid expenses	568
TOTAL ASSETS	93,598,270

LIABILITIES:
Payable for investments purchased	2,733
Payable for capital shares redeemed	8,043,511
Advisory fees payable	45,113
Management services fees payable	6,015
Administration fees payable	3,292
Administrative services fees payable	36,211
Distribution fees payable	33,488
Trustee fees payable	67
Transfer agency fees payable	10,344
Fund accounting fees payable	7,542
Compliance services fees payable	658
Other accrued expenses	110,694
TOTAL LIABILITIES	8,299,668
NET ASSETS	$85,298,602

NET ASSETS CONSIST OF:
Capital	$68,729,850
Accumulated net investment income (loss)	4,779
Accumulated net realized gains (losses) on investments	(7,223,492)
Net unrealized appreciation (depreciation) on investments	23,787,465
NET ASSETS	$85,298,602

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	2,889,170

Net Asset Value (offering and redemption price per share)	$29.52

Statement of Operations
For the Year Ended December 31, 2012

INVESTMENT INCOME:
Dividends	$1,013,302
Interest	38,926
Foreign tax withholding	(561)
TOTAL INVESTMENT INCOME	1,051,667

EXPENSES:
Advisory fees	612,488
Management services fees	81,664
Administration fees	38,026
Transfer agency fees	59,787
Administrative services fees	242,152
Distribution fees	204,163
Custody fees	11,816
Fund accounting fees	85,108
Trustee fees	2,044
Compliance services fees	1,218
Printing fees	92,021
Other fees	70,523
Total Gross Expenses before reductions	1,501,010
Less Expenses reduced by the Advisor	(129,039)
TOTAL NET EXPENSES	1,371,971
NET INVESTMENT INCOME (LOSS)	(320,304)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	752,905
Net realized gains (losses) on futures contracts	1,517,425
Net realized gains (losses) on swap agreements	3,956,680
Change in net unrealized appreciation/depreciation on investments	4,550,619
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	10,777,629

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$10,457,325

See accompanying notes to the financial statements.

16 :: ProFund VP Bull :: Financial Statements

Statements of Changes in Net Assets

	Year Ended December 31, 2012	Year Ended December 31, 2011
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$(320,304)	$(231,824)
Net realized gains (losses) on investments	6,227,010	(657,806)
Change in net unrealized appreciation/depreciation on investments	4,550,619	(2,973,578)
Change in net assets resulting from operations	10,457,325	(3,863,208)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments	—	(1,489,584)
Change in net assets resulting from distributions	—	(1,489,584)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	306,733,278	486,798,170
Dividends reinvested	—	1,489,584
Value of shares redeemed	(326,771,271)	(489,387,591)
Change in net assets resulting from capital transactions	(20,037,993)	(1,099,837)
Change in net assets	(9,580,668)	(6,452,629)

NET ASSETS:
Beginning of period	94,879,270	101,331,899
End of period	$85,298,602	$94,879,270
Accumulated net investment income (loss)	$4,779	$6,984

SHARE TRANSACTIONS:
Issued	10,767,459	18,427,134
Reinvested	—	54,804
Redeemed	(11,538,632)	(18,674,998)
Change in shares	(771,173)	(193,060)

See accompanying notes to the financial statements.

Financial Highlights :: ProFund VP Bull :: 17

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008
Net Asset Value, Beginning of Period	$25.92	$26.30	$23.39	$18.93	$30.90

Investment Activities:
Net investment income (loss)(a)	(0.11)	(0.07)	(0.05)	0.03	0.16
Net realized and unrealized gains (losses) on investments	3.71	0.09 (b)	2.99	4.57	(11.68)
Total income (loss) from investment activities	3.60	0.02	2.94	4.60	(11.52)

Distributions to Shareholders From:
Net investment income	—	—	(0.03)	(0.14)	—
Net realized gains on investments	—	(0.40)	—	—	(0.45)
Total distributions	—	(0.40)	(0.03)	(0.14)	(0.45)

Net Asset Value, End of Period	$29.52	$25.92	$26.30	$23.39	$18.93

Total Return	13.89%	—	12.58%	24.34%	(37.67)%

Ratios to Average Net Assets:
Gross expenses	1.84%	1.74%	1.74%	1.80%	1.73%
Net expenses	1.68%	1.68%	1.68%	1.67%	1.63%
Net investment income (loss)	(0.39)%	(0.26)%	(0.20)%	0.17%	0.63%

Supplemental Data:
Net assets, end of period (000’s)	$85,299	$94,879	$101,332	$113,508	$70,523
Portfolio turnover rate(c)	35%	4%	87%	116%	259%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

18 :: ProFund VP Mid-Cap :: Management Discussion of Fund Performance

ProFund VP Mid-Cap seeks daily investment results that, before fees and expenses, correspond to the daily performance of the S&P MidCap 400® (the “Index”). For the year ended December 31, 2012, the Fund had a total return of 15.54%. For the same period, the Index had a total return of 17.88%(1) and a volatility of 15.23%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as the daily return of the Index. The Index is a measure of mid-size company U.S. stock market performance. It is a capitalization-weighted index of 400 U.S. operating companies and REITS. Securities are selected for inclusion in the Index by an S&P committee through a non-mechanical process that factors criteria such as liquidity, price, market capitalization, financial viability, and public float. Reconstitution occurs both on a quarterly and ongoing basis.

During the year ended December 31, 2012, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain exposure to the Index. These derivatives generally tracked the performance of their underlying reference asset, but included trading spreads that negatively impacted Fund performance during the period. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Mid-Cap from August 31, 2007 to December 31, 2012, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/12

Fund	One Year	Five Year	Since Inception
ProFund VP Mid-Cap	15.54%	2.38%	2.04%
S&P MidCap 400	17.88%	5.15%	4.79%

Expense Ratios**

Fund	Gross	Net
ProFund VP Mid-Cap	1.75%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2012. Contractual fee waivers are in effect through April 30, 2013.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	18%
Swap Agreements	81%
Total Exposure	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Mid-Cap primarily invests in non-equity securities, which may include; swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

S&P MidCap 400 – Composition

% of Index
Financial	21%
Industrial	19%
Consumer, Non-cyclical	18%
Consumer, Cyclical	13%
Technology	8%
Energy	6%
Utilities	5%
Communications	5%
Basic Materials	5%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)                   The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)                   1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the net asset value of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP Mid-Cap :: 19

Schedule of Portfolio Investments :: December 31, 2012

Repurchase Agreements(a)(b) (87.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.05%–0.10%, dated 12/31/12, due 1/2/13, total to be received $16,286,040	$16,286,000	$16,286,000
TOTAL REPURCHASE AGREEMENTS (Cost $16,286,000)		16,286,000
TOTAL INVESTMENT SECURITIES (Cost $16,286,000)—87.6%		16,286,000
Net other assets (liabilities)—12.4%		2,306,061
NET ASSETS—100.0%		$18,592,061

(a)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2012, the aggregate amount held in a segregated account was $1,784,000.

(b)                   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini S&P MidCap 400 Futures Contracts expiring 3/18/13 (Underlying notional amount at value $3,359,400)	33	$29,477

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P MidCap 400	$7,544,957	$49,505
Equity Index Swap Agreement with UBS AG, based on the S&P MidCap 400	7,598,437	67,430
		$116,935

See accompanying notes to the financial statements.

20 :: ProFund VP Mid-Cap :: Financial Statements

Statement of Assets and Liabilities
December 31, 2012

ASSETS:
Total Investment Securities, at cost	$16,286,000
Repurchase agreements, at value	16,286,000
Total Investment Securities, at value	16,286,000
Cash	21
Segregated cash balances with brokers	165,660
Interest receivable	40
Unrealized gain on swap agreements	116,935
Receivable for capital shares issued	2,028,114
Variation margin on futures contracts	55,440
Prepaid expenses	100
TOTAL ASSETS	18,652,310

LIABILITIES:
Payable for capital shares redeemed	8,931
Advisory fees payable	7,741
Management services fees payable	1,032
Administration fees payable	680
Administrative services fees payable	10,581
Distribution fees payable	10,705
Trustee fees payable	14
Transfer agency fees payable	2,314
Fund accounting fees payable	1,558
Compliance services fees payable	118
Other accrued expenses	16,575
TOTAL LIABILITIES	60,249
NET ASSETS	$18,592,061

NET ASSETS CONSIST OF:
Capital	$18,080,931
Accumulated net realized gains (losses) on investments	364,718
Net unrealized appreciation (depreciation) on investments	146,412
NET ASSETS	$18,592,061

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	679,479

Net Asset Value (offering and redemption price per share)	$27.36

Statement of Operations
For the Year Ended December 31, 2012

INVESTMENT INCOME:
Interest	$12,797

EXPENSES:
Advisory fees	88,085
Management services fees	11,744
Administration fees	5,609
Transfer agency fees	8,845
Administrative services fees	28,494
Distribution fees	29,362
Custody fees	6,271
Fund accounting fees	12,123
Trustee fees	269
Compliance services fees	197
Other fees	21,118
Total Gross Expenses before reductions	212,117
Less Expenses reduced by the Advisor	(14,806)
TOTAL NET EXPENSES	197,311
NET INVESTMENT INCOME (LOSS)	(184,514)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on futures contracts	398,238
Net realized gains (losses) on swap agreements	1,153,212
Change in net unrealized appreciation/depreciation on investments	215,566
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	1,767,016

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$1,582,502

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Mid-Cap :: 21

Statements of Changes in Net Assets

	Year Ended December 31, 2012	Year Ended December 31, 2011
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$(184,514)	$(123,874)
Net realized gains (losses) on investments	1,551,450	52,399
Change in net unrealized appreciation/depreciation on investments	215,566	(38,905)
Change in net assets resulting from operations	1,582,502	(110,380)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments	—	(1,336,649)
Change in net assets resulting from distributions	—	(1,336,649)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	51,482,034	34,758,829
Dividends reinvested	—	1,336,649
Value of shares redeemed	(41,082,086)	(36,314,686)
Change in net assets resulting from capital transactions	10,399,948	(219,208)
Change in net assets	11,982,450	(1,666,237)

NET ASSETS:
Beginning of period	6,609,611	8,275,848
End of period	$18,592,061	$6,609,611

SHARE TRANSACTIONS:
Issued	1,969,740	1,317,543
Reinvested	—	50,478
Redeemed	(1,569,380)	(1,386,980)
Change in shares	400,360	(18,959)

See accompanying notes to the financial statements.

22 :: ProFund VP Mid-Cap :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011		Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008
Net Asset Value, Beginning of Period	$23.68	$27.76		$24.25	$18.25	$29.71

Investment Activities:
Net investment income (loss)(a)	(0.41)	(0.43)		(0.38)	(0.35)	(0.01)
Net realized and unrealized gains (losses) on investments	4.09	(0.39	)(b)	5.91	6.35	(11.36)
Total income (loss) from investment activities	3.68	(0.82)		5.53	6.00	(11.37)

Distributions to Shareholders From:
Net investment income	—	—		—	—	(0.09)
Net realized gains on investments	—	(3.26)		(2.02)	—	—
Total distributions	—	(3.26)		(2.02)	—	(0.09)

Net Asset Value, End of Period	$27.36	$23.68		$27.76	$24.25	$18.25

Total Return	15.54%	(4.18)%		24.05%	32.88%	(38.37)%

Ratios to Average Net Assets:
Gross expenses	1.81%	1.75%		1.71%	1.75%	1.84%
Net expenses	1.68%	1.68%		1.68%	1.67%	1.63%
Net investment income (loss)	(1.57)%	(1.65)%		(1.57)%	(1.61)%	(0.05)%

Supplemental Data:
Net assets, end of period (000’s)	$18,592	$6,610		$8,276	$11,844	$1,982
Portfolio turnover rate(c)	—	—		—	—	—

(a)                   Per share net investment income (loss) has been calculated using the average daily shares method.

(b)                   The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)                    Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

Management Discussion of Fund Performance :: ProFund VP Small-Cap :: 23

ProFund VP Small-Cap seeks daily investment results that, before fees and expenses, correspond to the daily performance of the Russell 2000® Index (the “Index”). For the year ended December 31, 2012, the Fund had a total return of 14.75%. For the same period, the Index had a total return of 16.35%(1) and a volatility of 16.97%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as the daily return of the Index. The Index is a measure of small-cap U.S. stock market performance. It is an adjusted market capitalization-weighted index containing approximately 2,000 of the smallest companies in the Russell 3000 Index or approximately 10% of the total market capitalization of the Russell 3000 Index, which in turn represents approximately 98% of the investable U.S. equity market.

During the year ended December 31, 2012, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain exposure to the Index. These derivatives generally tracked the performance of their underlying reference asset, but included trading spreads that negatively impacted Fund performance during the period. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Small-Cap from December 31, 2002 to December 31, 2012, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/12

Fund	One Year	Five Year	Ten Year
ProFund VP Small-Cap	14.75%	1.93%	7.78%
Russell 2000 Index	16.35%	3.56%	9.72%

Expense Ratios**

Fund	Gross	Net
ProFund VP Small-Cap	2.09%	1.69%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2012. Contractual fee waivers are in effect through April 30, 2013.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	39%
Futures Contracts	11%
Swap Agreements	50%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Group 1 Automotive, Inc.	0.2%
Rent-A-Center, Inc.	0.2%
United Natural Foods, Inc.	0.2%
Vail Resorts, Inc.	0.2%
Berry Petroleum Co.	0.2%

Russell 2000 Index – Composition

% of Index
Financial	22%
Consumer, Non-cyclical	20%
Consumer, Cyclical	15%
Industrial	15%
Technology	9%
Communications	6%
Energy	6%
Basic Materials	4%
Utilities	3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)         The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the net asset value of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

24 :: ProFund VP Small-Cap :: Financial Statements

Schedule of Portfolio Investments :: December 31, 2012

Common Stocks (38.5%)

	Shares	Value
3D Systems Corp.* (Computers)	204	$10,884
8x8, Inc.* (Telecommunications)	612	4,523
AAR Corp. (Aerospace/Defense)	306	5,716
Abaxis, Inc. (Healthcare-Products)	102	3,784
ABIOMED, Inc.* (Healthcare-Products)	170	2,288
ABM Industries, Inc. (Commercial Services)	442	8,818
Acacia Research Corp.* (Media)	272	6,977
Acadia Healthcare Co., Inc.* (Healthcare-Services)	170	3,967
Acadia Realty Trust (REIT)	238	5,969
Acco Brands Corp.* (Household Products/Wares)	748	5,490
Accretive Health, Inc.* (Commercial Services)	374	4,323
Accuray, Inc.* (Healthcare-Products)	476	3,061
Accuride Corp.* (Auto Parts & Equipment)	476	1,528
Achillion Pharmaceuticals, Inc.* (Pharmaceuticals)	374	2,999
ACI Worldwide, Inc.* (Software)	170	7,427
Acorda Therapeutics, Inc.* (Biotechnology)	204	5,071
Actuant Corp.—Class A (Miscellaneous Manufacturing)	408	11,387
Acuity Brands, Inc. (Electrical Components & Equipment)	204	13,817
Acxiom Corp.* (Software)	476	8,311
ADTRAN, Inc. (Telecommunications)	340	6,644
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	238	3,287
Advent Software, Inc.* (Software)	136	2,908
Advisory Board Co.* (Commercial Services)	170	7,954
Aegerion Pharmaceuticals, Inc.* (Biotechnology)	204	5,179
Aegion Corp.* (Engineering & Construction)	170	3,772
Aeropostale, Inc.* (Retail)	408	5,308
Aerovironment, Inc.* (Aerospace/Defense)	170	3,696
AFC Enterprises, Inc.* (Retail)	170	4,442
Affymax, Inc.* (Biotechnology)	238	4,522
Air Methods Corp. (Healthcare-Services)	204	7,526
Aircastle, Ltd. (Trucking & Leasing)	442	5,543
Akorn, Inc.* (Pharmaceuticals)	442	5,905
Alaska Air Group, Inc.* (Airlines)	340	14,650
Albany International Corp.—Class A (Machinery-Diversified)	272	6,169
Align Technology, Inc.* (Healthcare-Products)	340	9,435
Alkermes PLC* (Pharmaceuticals)	680	12,594
Allegiant Travel Co. (Airlines)	68	4,992
ALLETE, Inc. (Electric)	306	12,540
Alnylam Pharmaceuticals, Inc.* (Biotechnology)	272	4,964
Alterra Capital Holdings, Ltd. (Insurance)	442	12,460
Altra Holdings, Inc. (Machinery-Diversified)	170	3,749
AMCOL International Corp. (Mining)	102	3,129
Amedisys, Inc.* (Healthcare-Services)	204	2,299
American Assets Trust, Inc. (REIT)	306	8,547
American Axle & Manufacturing Holdings, Inc.* (Auto Parts & Equipment)	374	4,189
American Equity Investment Life Holding Co. (Insurance)	680	8,303
American Greetings Corp.—Class A (Household Products/Wares)	204	3,446
American Public Education, Inc.* (Commercial Services)	102	3,683
American Realty Capital Trust, Inc. (Investment Companies)	714	8,246
American Science & Engineering, Inc. (Electronics)	68	4,434
American States Water Co. (Water)	136	6,525
American Vanguard Corp. (Chemicals)	204	6,338
Ameristar Casinos, Inc. (Lodging)	170	4,461
Amkor Technology, Inc.* (Semiconductors)	612	2,601
AmSurg Corp.* (Healthcare-Services)	136	4,081
AmTrust Financial Services, Inc. (Insurance)	204	5,853
Analogic Corp. (Electronics)	68	5,052
Angie’s List, Inc.* (Internet)	306	3,669
Anixter International, Inc. (Telecommunications)	136	8,701
ANN, Inc.* (Retail)	272	9,204
Annie’s, Inc.* (Food)	68	2,273
Antares Pharma, Inc.* (Pharmaceuticals)	782	2,979
Anworth Mortgage Asset Corp. (REIT)	612	3,537
Apogee Enterprises, Inc. (Building Materials)	238	5,705
Apollo Investment Corp. (Investment Companies)	884	7,390
Applied Industrial Technologies, Inc. (Machinery-Diversified)	272	11,427
Applied Micro Circuits Corp.* (Semiconductors)	544	4,570
Approach Resources, Inc.* (Oil & Gas)	170	4,252
Arabian American Development Co.* (Oil & Gas)	238	1,978
Arbitron, Inc. (Commercial Services)	102	4,761
Arch Coal, Inc. (Coal)	986	7,218
Arctic Cat, Inc.* (Leisure Time)	68	2,271
Arena Pharmaceuticals, Inc.* (Biotechnology)	748	6,747
Argo Group International Holdings, Ltd. (Insurance)	136	4,568
Arkansas Best Corp. (Transportation)	238	2,273
Arlington Asset Investment Corp.—Class A (Investment Companies)	170	3,531
Array BioPharma, Inc.* (Pharmaceuticals)	816	3,036
Arris Group, Inc.* (Telecommunications)	748	11,174
ArthroCare Corp.* (Healthcare-Products)	136	4,704
Aruba Networks, Inc.* (Telecommunications)	510	10,582
Asbury Automotive Group, Inc.* (Retail)	170	5,445
Ashford Hospitality Trust (REIT)	408	4,288
Aspen Technology, Inc.* (Software)	476	13,156
Assisted Living Concepts, Inc.—class A (Healthcare-Services)	204	1,989
Associated Estates Realty Corp. (REIT)	408	6,577
Astec Industries, Inc. (Machinery-Construction & Mining)	136	4,533
Astex Pharmaceuticals, Inc.* (Biotechnology)	1,462	4,254
Astoria Financial Corp. (Savings & Loans)	646	6,046
athenahealth, Inc.* (Software)	136	9,989
Atlantic Power Corp. (Electric)	476	5,441
Atlantic Tele-Network, Inc. (Telecommunications)	102	3,744
Atlas Air Worldwide Holdings, Inc.* (Transportation)	136	6,026
ATMI, Inc.* (Semiconductors)	170	3,550
Auxilium Pharmaceuticals, Inc.* (Pharmaceuticals)	204	3,780
AVANIR Pharmaceuticals, Inc.—Class A* (Pharmaceuticals)	1,088	2,861
Aveo Phamaceuticals, Inc.* (Biotechnology)	272	2,190
Avis Budget Group, Inc.* (Commercial Services)	510	10,108
Avista Corp. (Electric)	306	7,378
B&G Foods, Inc.—Class A (Food)	272	7,700
Badger Meter, Inc. (Electronics)	68	3,224

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Small-Cap :: 25

Common Stocks, continued

	Shares	Value
Balchem Corp. (Chemicals)	136	$4,950
Banco Latinoamericano de Comercio Exterior, S.A.—Class E (Banks)	170	3,665
BancorpSouth, Inc. (Banks)	646	9,393
Bank of the Ozarks, Inc. (Banks)	170	5,690
Bankrate, Inc.* (Internet)	340	4,233
Banner Corp. (Banks)	136	4,179
Barnes & Noble, Inc.* (Retail)	170	2,565
Barnes Group, Inc. (Miscellaneous Manufacturing)	306	6,873
BBCN Bancorp, Inc. (Banks)	646	7,473
Beacon Roofing Supply, Inc.* (Distribution/Wholesale)	204	6,789
bebe Stores, Inc. (Retail)	544	2,171
Belden, Inc. (Electrical Components & Equipment)	238	10,708
Benchmark Electronics, Inc.* (Electronics)	476	7,911
Berry Petroleum Co.—Class A (Oil & Gas)	272	9,126
BGC Partners, Inc.—Class A (Diversified Financial Services)	578	2,000
Bill Barrett Corp.* (Oil & Gas)	272	4,839
Bio-Reference Laboratories, Inc.* (Healthcare-Services)	136	3,902
BioScrip, Inc.* (Pharmaceuticals)	374	4,028
BJ’s Restaurants, Inc.* (Retail)	102	3,356
Black Box Corp. (Telecommunications)	102	2,483
Black Hills Corp. (Electric)	408	14,827
Blackbaud, Inc. (Software)	170	3,881
BlackRock Kelso Capital Corp. (Investment Companies)	340	3,420
Blount International, Inc.* (Miscellaneous Manufacturing)	442	6,992
Blucora, Inc.* (Internet)	204	3,205
Blyth, Inc. (Household Products/Wares)	68	1,057
Bob Evans Farms, Inc. (Retail)	102	4,100
Boise, Inc. (Forest Products & Paper)	476	3,784
Boston Beer Co., Inc.—Class A* (Beverages)	34	4,571
Boston Private Financial Holdings, Inc. (Banks)	374	3,370
Bottomline Technologies, Inc.* (Software)	238	6,281
Boyd Gaming Corp.* (Lodging)	476	3,161
Brady Corp.—Class A (Electronics)	340	11,356
Bridgepoint Education, Inc.* (Commercial Services)	238	2,451
Briggs & Stratton Corp. (Machinery-Diversified)	408	8,601
Bristow Group, Inc. (Transportation)	170	9,122
BroadSoft, Inc.* (Internet)	136	4,941
Brookline Bancorp, Inc. (Savings & Loans)	510	4,335
Brooks Automation, Inc. (Semiconductors)	340	2,737
Brown Shoe Co., Inc. (Retail)	272	4,997
Brunswick Corp. (Leisure Time)	374	10,879
Buckeye Technologies, Inc. (Forest Products & Paper)	170	4,881
Buffalo Wild Wings, Inc.* (Retail)	102	7,428
C&J Energy Services, Inc.* (Oil & Gas Services)	272	5,832
Cabela’s, Inc.* (Retail)	272	11,357
Cabot Microelectronics Corp. (Semiconductors)	136	4,829
CACI International, Inc.—Class A* (Computers)	136	7,484
Cadence Pharmaceuticals, Inc.* (Pharmaceuticals)	714	3,420
Caesars Entertainment Corp.* (Lodging)	272	1,882
Calgon Carbon Corp.* (Environmental Control)	442	6,268
California Water Service Group (Water)	408	7,487
Calix, Inc.* (Telecommunications)	306	2,353
Callaway Golf Co. (Leisure Time)	408	2,652
Cal-Maine Foods, Inc. (Food)	68	2,735
Cambrex Corp.* (Biotechnology)	306	3,482
Campus Crest Communities, Inc. (REIT)	340	4,168
Cantel Medical Corp. (Healthcare-Products)	136	4,043
Capstead Mortgage Corp. (REIT)	510	5,850
Cardtronics, Inc.* (Commercial Services)	204	4,843
Career Education Corp.* (Commercial Services)	578	2,035
Carrizo Oil & Gas, Inc.* (Oil & Gas)	204	4,268
Casey’s General Stores, Inc. (Retail)	204	10,832
Cash America International, Inc. (Retail)	170	6,745
Cathay Bancorp, Inc. (Banks)	748	14,587
Cavium, Inc.* (Semiconductors)	272	8,490
Cbeyond, Inc.* (Telecommunications)	408	3,688
CBIZ, Inc.* (Commercial Services)	442	2,612
CEC Entertainment, Inc. (Retail)	102	3,385
Cedar Realty Trust, Inc. (REIT)	646	3,411
Centene Corp.* (Healthcare-Services)	238	9,758
Central Garden & Pet Co.—Class A* (Household Products/Wares)	408	4,264
Central Pacific Financial Corp.* (Banks)	306	4,771
Century Aluminum Co.* (Mining)	544	4,765
Cepheid, Inc.* (Healthcare-Products)	340	11,496
CEVA, Inc.* (Semiconductors)	170	2,678
CH Energy Group, Inc. (Electric)	68	4,435
Chart Industries, Inc.* (Machinery-Diversified)	136	9,067
Checkpoint Systems, Inc.* (Electronics)	340	3,652
Chemed Corp. (Commercial Services)	68	4,664
Chemtura Corp.* (Chemicals)	544	11,565
Chesapeake Lodging Trust (REIT)	204	4,260
CIBER, Inc.* (Computers)	578	1,931
Ciena Corp.* (Telecommunications)	408	6,406
Cincinnati Bell, Inc.* (Telecommunications)	850	4,658
CIRCOR International, Inc. (Metal Fabricate/Hardware)	136	5,384
Cirrus Logic, Inc.* (Semiconductors)	272	7,880
Citizens Republic Bancorp, Inc.* (Banks)	340	6,450
City Holding Co. (Banks)	68	2,370
Clarcor, Inc. (Miscellaneous Manufacturing)	272	12,996
Clayton Williams Energy, Inc.* (Oil & Gas)	102	4,080
Clean Energy Fuels Corp.* (Energy-Alternate Sources)	340	4,233
Clearwater Paper Corp.* (Forest Products & Paper)	102	3,994
Cleco Corp. (Electric)	272	10,883
Cloud Peak Energy, Inc.* (Coal)	374	7,229
Clovis Oncology, Inc.* (Pharmaceuticals)	102	1,632
CNO Financial Group, Inc. (Insurance)	1,088	10,151
Coeur d’Alene Mines Corp.* (Mining)	510	12,546
Cogent Communications Group, Inc. (Internet)	238	5,388
Cognex Corp. (Machinery-Diversified)	238	8,763
Cohen & Steers, Inc. (Diversified Financial Services)	102	3,108
Coherent, Inc. (Electronics)	136	6,884
Coinstar, Inc.* (Retail)	136	7,073
Colonial Properties Trust (REIT)	408	8,719
Colony Financial, Inc. (REIT)	476	9,282
Columbia Banking System, Inc. (Banks)	306	5,490
Columbia Sportswear Co. (Apparel)	102	5,443
Community Bank System, Inc. (Banks)	340	9,302
Community Trust Bancorp, Inc. (Banks)	68	2,229
CommVault Systems, Inc.* (Software)	204	14,220
comScore, Inc.* (Internet)	204	2,811
Comstock Resources, Inc.* (Oil & Gas)	272	4,115
Comverse Technology, Inc. (Telecommunications)	1,088	4,178
Conceptus, Inc.* (Healthcare-Products)	136	2,857

See accompanying notes to the financial statements.

26 :: ProFund VP Small-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
CONMED Corp. (Healthcare-Products)	136	$3,801
Consolidated Communications Holdings, Inc. (Telecommunications)	306	4,873
Constant Contact, Inc.* (Internet)	136	1,933
Convergys Corp. (Commercial Services)	748	12,275
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	306	7,760
Cornerstone OnDemand, Inc.* (Software)	238	7,028
CoStar Group, Inc.* (Commercial Services)	102	9,116
Cousins Properties, Inc. (REIT)	510	4,259
Cracker Barrel Old Country Store, Inc. (Retail)	102	6,555
Cray, Inc.* (Computers)	238	3,796
Credit Acceptance Corp.* (Diversified Financial Services)	34	3,457
CreXus Investment Corp. (REIT)	544	6,664
Crocs, Inc.* (Apparel)	442	6,360
CSG Systems International, Inc.* (Software)	272	4,945
CubeSmart (REIT)	544	7,926
Cubic Corp. (Aerospace/Defense)	136	6,524
Cubist Pharmaceuticals, Inc.* (Biotechnology)	306	12,871
Curis, Inc.* (Biotechnology)	612	2,099
Curtiss-Wright Corp. (Aerospace/Defense)	272	8,929
CVB Financial Corp. (Banks)	680	7,072
CVR Energy, Inc.* (Oil & Gas)	136	6,635
Cyberonics, Inc.* (Healthcare-Products)	102	5,358
Cymer, Inc.* (Electronics)	136	12,299
Dana Holding Corp. (Auto Parts & Equipment)	544	8,491
Darling International, Inc.* (Environmental Control)	714	11,453
DCT Industrial Trust, Inc. (REIT)	816	5,296
DealerTrack Holdings, Inc.* (Internet)	204	5,859
Delek US Holdings, Inc. (Oil & Gas)	170	4,304
Deltic Timber Corp. (Forest Products & Paper)	34	2,401
Deluxe Corp. (Commercial Services)	408	13,154
Demand Media, Inc.* (Media)	374	3,474
Dendreon Corp.* (Biotechnology)	748	3,949
DepoMed, Inc.* (Pharmaceuticals)	578	3,578
Dexcom, Inc.* (Healthcare-Products)	374	5,090
DFC Global Corp.* (Commercial Services)	306	5,664
DiamondRock Hospitality Co. (REIT)	884	7,956
Dice Holdings, Inc.* (Internet)	340	3,121
Digital River, Inc.* (Internet)	272	3,914
DigitalGlobe, Inc.* (Telecommunications)	238	5,817
Dime Community Bancshares, Inc. (Savings & Loans)	204	2,834
DineEquity, Inc.* (Retail)	68	4,556
Diodes, Inc.* (Semiconductors)	340	5,899
Dole Food Co., Inc.* (Food)	408	4,680
Domino’s Pizza, Inc. (Retail)	306	13,326
Dorman Products, Inc. (Auto Parts & Equipment)	170	6,008
Douglas Dynamics, Inc. (Auto Parts & Equipment)	272	3,914
Dril-Quip, Inc.* (Oil & Gas Services)	170	12,418
Duff & Phelps Corp.—Class A (Diversified Financial Services)	204	3,186
DuPont Fabros Technology, Inc. (REIT)	374	9,036
DXP Enterprises, Inc.* (Machinery-Diversified)	68	3,337
Dycom Industries, Inc.* (Engineering & Construction)	238	4,712
Dynavax Technologies Corp.* (Biotechnology)	1,020	2,917
Dynex Capital, Inc. (REIT)	442	4,172
E.W. Scripps Co.* (Media)	306	3,308
Eagle Materials, Inc. (Building Materials)	204	11,934
EarthLink, Inc. (Internet)	544	3,514
EastGroup Properties, Inc. (REIT)	170	9,148
Ebix, Inc. (Software)	238	3,825
Echo Global Logistics, Inc.* (Transportation)	170	3,055
Education Realty Trust, Inc. (REIT)	510	5,426
El Paso Electric Co. (Electric)	408	13,019
Electronics for Imaging, Inc.* (Computers)	272	5,165
Elizabeth Arden, Inc.* (Cosmetics/Personal Care)	170	7,652
Ellie Mae, Inc.* (Diversified Financial Services)	170	4,718
EMCOR Group, Inc. (Engineering & Construction)	374	12,945
Emergent Biosolutions, Inc.* (Biotechnology)	238	3,818
Empire District Electric Co. (Electric)	408	8,315
Employers Holdings, Inc. (Insurance)	204	4,198
Emulex Corp.* (Semiconductors)	578	4,219
Encore Capital Group, Inc.* (Diversified Financial Services)	170	5,205
Encore Wire Corp. (Electrical Components & Equipment)	136	4,122
Endologix, Inc.* (Healthcare-Products)	306	4,357
Energy XXI (Bermuda), Ltd. (Oil & Gas)	272	8,756
EnerSys* (Electrical Components & Equipment)	238	8,956
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	102	4,172
Entegris, Inc.* (Semiconductors)	816	7,491
Entropic Communications, Inc.* (Semiconductors)	612	3,237
Enzon Pharmaceuticals, Inc. (Biotechnology)	510	2,259
EPL Oil & Gas, Inc.* (Oil & Gas)	204	4,600
EPR Properties (REIT)	306	14,110
Equity One, Inc. (REIT)	544	11,429
ESCO Technologies, Inc. (Miscellaneous Manufacturing)	102	3,816
Esterline Technologies Corp.* (Aerospace/Defense)	136	8,651
Ethan Allen Interiors, Inc. (Home Furnishings)	136	3,497
Euronet Worldwide, Inc.* (Commercial Services)	340	8,024
EverBank Financial Corp. (Savings & Loans)	476	7,097
Evercore Partners, Inc.—Class A (Diversified Financial Services)	238	7,185
Exact Sciences Corp.* (Biotechnology)	374	3,961
ExactTarget, Inc.* (Internet)	204	4,080
ExamWorks Group, Inc.* (Commercial Services)	238	3,330
Exelixis, Inc.* (Biotechnology)	714	3,263
Exlservice Holdings, Inc.* (Commercial Services)	204	5,406
Exponent, Inc.* (Engineering & Construction)	68	3,796
Express, Inc.* (Retail)	442	6,670
Exterran Holdings, Inc.* (Oil & Gas Services)	374	8,198
Extreme Networks, Inc.* (Telecommunications)	782	2,846
EZCORP, Inc.—Class A* (Retail)	204	4,051
F.N.B. Corp. (Banks)	952	10,110
Fabrinet* (Miscellaneous Manufacturing)	204	2,681
Fair Isaac Corp. (Software)	136	5,716
FARO Technologies, Inc.* (Electronics)	68	2,426
FBL Financial Group, Inc.—Class A (Insurance)	136	4,653
Federal Signal Corp.* (Miscellaneous Manufacturing)	442	3,364
Federal-Mogul Corp.* (Auto Parts & Equipment)	340	2,727
FEI Co. (Electronics)	170	9,428
FelCor Lodging Trust, Inc.* (REIT)	578	2,699
Ferro Corp.* (Chemicals)	612	2,558
Fifth & Pacific Cos., Inc.* (Retail)	476	5,926
Fifth Street Finance Corp. (Investment Companies)	442	4,606
Financial Engines, Inc.* (Diversified Financial Services)	204	5,661

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Small-Cap :: 27

Common Stocks, continued

	Shares	Value
Finisar Corp.* (Telecommunications)	442	$7,205
First American Financial Corp. (Insurance)	646	15,561
First BanCorp.* (Banks)	986	4,516
First Cash Financial Services, Inc.* (Retail)	102	5,061
First Commonwealth Financial Corp. (Banks)	748	5,101
First Financial Bancorp (Banks)	340	4,971
First Financial Bankshares, Inc. (Banks)	136	5,305
First Industrial Realty Trust, Inc.* (REIT)	544	7,660
First Midwest Bancorp, Inc. (Banks)	510	6,385
First Potomac Realty Trust (REIT)	442	5,463
First Solar, Inc.* (Energy-Alternate Sources)	340	10,499
FirstMerit Corp. (Banks)	612	8,684
Flotek Industries, Inc.* (Oil & Gas Services)	306	3,733
Forest Oil Corp.* (Oil & Gas)	748	5,004
FormFactor, Inc.* (Semiconductors)	374	1,705
Forum Energy Technologies, Inc.* (Oil & Gas Services)	306	7,573
Forward Air Corp. (Transportation)	102	3,571
Francesca’s Holdings Corp.* (Retail)	170	4,413
Franklin Street Properties Corp. (REIT)	374	4,604
Fred’s, Inc. (Retail)	204	2,715
Fresh Del Monte Produce, Inc. (Food)	340	8,959
FTI Consulting, Inc.* (Commercial Services)	272	8,976
Fuller (H.B.) Co. (Chemicals)	340	11,838
GasLog, Ltd. (Transportation)	340	4,226
Generac Holdings, Inc. (Electrical Components & Equipment)	204	7,000
Genesco, Inc.* (Retail)	136	7,480
Genesee & Wyoming, Inc.—Class A* (Transportation)	204	15,520
Genomic Health, Inc.* (Healthcare-Products)	136	3,707
GeoEye, Inc.* (Telecommunications)	238	7,314
Georgia Gulf Corp. (Chemicals)	170	7,018
Getty Realty Corp. (REIT)	204	3,684
Glacier Bancorp, Inc. (Banks)	408	6,002
Glatfelter (Forest Products & Paper)	476	8,321
Glimcher Realty Trust (REIT)	612	6,787
Global Cash Access Holdings, Inc.* (Commercial Services)	476	3,732
Global Power Equipment Group, Inc. (Machinery-Diversified)	136	2,332
Globe Specialty Metals, Inc. (Mining)	374	5,143
Glu Mobile, Inc.* (Software)	544	1,246
Gold Resource Corp. (Mining)	170	2,620
Government Properties Income Trust (REIT)	306	7,335
GP Strategies Corp.* (Miscellaneous Manufacturing)	136	2,808
Grand Canyon Education, Inc.* (Commercial Services)	306	7,182
Granite Construction, Inc. (Engineering & Construction)	272	9,145
Graphic Packaging Holding Co.* (Packaging & Containers)	782	5,052
Great Lakes Dredge & Dock Co. (Commercial Services)	408	3,643
Greatbatch, Inc.* (Healthcare-Products)	272	6,321
Green Dot Corp.—Class A* (Commercial Services)	204	2,489
Greenhill & Co., Inc. (Diversified Financial Services)	204	10,606
Group 1 Automotive, Inc. (Retail)	136	8,431
GSI Group, Inc.* (Electronics)	238	2,061
GT Advanced Technologies, Inc.* (Semiconductors)	612	1,848
Guidewire Software, Inc.* (Software)	136	4,042
GulfMark Offshore, Inc.—Class A (Transportation)	136	4,685
Gulfport Energy Corp.* (Oil & Gas)	272	10,396
H&E Equipment Services, Inc. (Commercial Services)	204	3,074
Haemonetics Corp.* (Healthcare-Products)	272	11,108
Halcon Resources Corp.* (Oil & Gas)	646	4,470
Halozyme Therapeutics, Inc.* (Biotechnology)	476	3,194
Hancock Holding Co. (Banks)	442	14,029
Hanger Orthopedic Group, Inc.* (Healthcare-Products)	238	6,512
Harbinger Group, Inc.* (Holding Companies-Diversified)	510	3,922
Harmonic, Inc.* (Telecommunications)	918	4,654
Harris Teeter Supermarkets, Inc. (Food)	272	10,488
Harvest Natural Resources, Inc.* (Oil & Gas)	408	3,701
Hawaiian Telcom Holdco, Inc.* (Telecommunications)	170	3,315
Headwaters, Inc.* (Energy-Alternate Sources)	510	4,366
Healthcare Realty Trust, Inc. (REIT)	374	8,980
Healthcare Services Group, Inc. (Commercial Services)	510	11,847
HEALTHSOUTH Corp.* (Healthcare-Services)	544	11,485
HealthStream, Inc.* (Internet)	102	2,480
Heartland Express, Inc. (Transportation)	510	6,666
Heartland Payment Systems, Inc. (Commercial Services)	272	8,024
HeartWare International, Inc.* (Healthcare-Products)	68	5,709
Hecla Mining Co. (Mining)	1,496	8,722
HEICO Corp. (Aerospace/Defense)	272	12,174
Helen of Troy, Ltd.* (Household Products/Wares)	136	4,541
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	578	11,930
Hercules Offshore, Inc.* (Oil & Gas)	1,258	7,774
Hercules Technology Growth Capital, Inc. (Private Equity)	306	3,406
Herman Miller, Inc. (Office Furnishings)	340	7,283
Hersha Hospitality Trust (REIT)	782	3,910
Hexcel Corp.* (Miscellaneous Manufacturing)	510	13,750
HFF, Inc.—Class A (Real Estate)	204	3,040
Hibbett Sports, Inc.* (Retail)	102	5,375
Higher One Holdings, Inc.* (Diversified Financial Services)	272	2,867
Highwoods Properties, Inc. (REIT)	306	10,236
Hillenbrand, Inc. (Commercial Services)	544	12,299
Hilltop Holdings, Inc.* (Insurance)	272	3,683
Hittite Microwave Corp.* (Semiconductors)	136	8,445
HMS Holdings Corp.* (Commercial Services)	442	11,456
HNI Corp. (Office Furnishings)	204	6,132
Home Bancshares, Inc. (Banks)	102	3,368
Horace Mann Educators Corp. (Insurance)	340	6,786
Hornbeck Offshore Services, Inc.* (Oil & Gas Services)	170	5,838
HSN, Inc. (Retail)	204	11,237
Hub Group, Inc.—Class A* (Transportation)	204	6,854
Hudson Pacific Properties, Inc. (REIT)	374	7,876
Huron Consulting Group, Inc.* (Commercial Services)	136	4,582
IBERIABANK Corp. (Banks)	204	10,020
ICF International, Inc.* (Commercial Services)	136	3,188
Iconix Brand Group, Inc.* (Apparel)	340	7,589
ICU Medical, Inc.* (Healthcare-Products)	102	6,215
IDACORP, Inc. (Electric)	272	11,791

See accompanying notes to the financial statements.

28 :: ProFund VP Small-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Idenix Pharmaceuticals, Inc.* (Pharmaceuticals)	442	$2,144
iGATE Corp.* (Computers)	170	2,681
II-VI, Inc.* (Electronics)	374	6,833
ImmunoGen, Inc.* (Biotechnology)	408	5,202
Impax Laboratories, Inc.* (Pharmaceuticals)	408	8,360
Imperva, Inc.* (Software)	136	4,288
Infinera Corp.* (Telecommunications)	816	4,741
Infoblox, Inc.* (Software)	136	2,444
Inland Real Estate Corp. (REIT)	646	5,413
InnerWorkings, Inc.* (Software)	272	3,748
Innophos Holdings, Inc. (Chemicals)	102	4,743
Innospec, Inc. (Chemicals)	136	4,691
Insight Enterprises, Inc.* (Computers)	204	3,543
Insperity, Inc. (Commercial Services)	204	6,642
Insulet Corp.* (Healthcare-Products)	272	5,772
Integra LifeSciences Holdings Corp.* (Healthcare-Products)	102	3,975
Integrated Device Technology, Inc.* (Semiconductors)	748	5,460
InterDigital, Inc. (Telecommunications)	238	9,782
Interface, Inc. (Office Furnishings)	476	7,654
Intermec, Inc.* (Machinery-Diversified)	544	5,364
InterMune, Inc.* (Biotechnology)	374	3,624
International Bancshares Corp. (Banks)	306	5,523
International Rectifier Corp.* (Semiconductors)	612	10,850
International Speedway Corp.—Class A (Entertainment)	238	6,574
Intersections, Inc. (Commercial Services)	170	1,612
Intersil Corp.—Class A (Semiconductors)	782	6,483
Interval Leisure Group, Inc. (Leisure Time)	204	3,956
Intralinks Holdings, Inc.* (Internet)	612	3,776
Invacare Corp. (Healthcare-Products)	272	4,434
InvenSense, Inc.* (Electronics)	238	2,644
Invesco Mortgage Capital, Inc. (REIT)	578	11,392
Investment Technology Group, Inc.* (Diversified Financial Services)	408	3,672
Investors Bancorp, Inc. (Savings & Loans)	578	10,277
ION Geophysical Corp.* (Oil & Gas Services)	646	4,205
IPC The Hospitalist Co.* (Healthcare-Services)	102	4,050
Iridium Communications, Inc.* (Telecommunications)	442	2,979
iRobot Corp.* (Machinery-Diversified)	136	2,549
Ironwood Pharmaceuticals, Inc.* (Pharmaceuticals)	442	4,902
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	646	6,757
Ixia* (Telecommunications)	272	4,619
J & J Snack Foods Corp. (Food)	68	4,348
j2 Global, Inc. (Computers)	340	10,397
Jack in the Box, Inc.* (Retail)	272	7,779
JAKKS Pacific, Inc. (Toys/Games/Hobbies)	374	4,682
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	204	10,853
JetBlue Airways Corp.* (Airlines)	986	5,630
Jive Software, Inc.* (Software)	136	1,976
Jos. A. Bank Clothiers, Inc.* (Retail)	102	4,343
K12, Inc.* (Commercial Services)	170	3,475
Kaiser Aluminum Corp. (Mining)	68	4,195
Kaman Corp. (Aerospace/Defense)	102	3,754
KapStone Paper & Packaging Corp. (Forest Products & Paper)	306	6,790
Kaydon Corp. (Metal Fabricate/Hardware)	306	7,323
KB Home (Home Builders)	306	4,835
KBW, Inc. (Diversified Financial Services)	306	4,682
Kennedy-Wilson Holdings, Inc. (Real Estate)	340	4,753
Key Energy Services, Inc.* (Oil & Gas Services)	850	5,908
Keynote Systems, Inc. (Internet)	204	2,874
Knight Capital Group, Inc.—Class A* (Diversified Financial Services)	646	2,267
Knight Transportation, Inc. (Transportation)	646	9,451
Knoll, Inc. (Office Furnishings)	374	5,745
Kodiak Oil & Gas Corp.* (Oil & Gas)	1,122	9,930
Koppers Holdings, Inc. (Miscellaneous Manufacturing)	102	3,891
Korn/Ferry International* (Commercial Services)	408	6,471
Kraton Performance Polymers, Inc.* (Chemicals)	204	4,902
Krispy Kreme Doughnuts, Inc.* (Retail)	544	5,103
Laclede Group, Inc. (Gas)	136	5,251
Lakeland Bancorp, Inc. (Banks)	204	2,077
Lancaster Colony Corp. (Food)	68	4,705
LaSalle Hotel Properties (REIT)	442	11,222
Lattice Semiconductor Corp.* (Semiconductors)	782	3,120
La-Z-Boy, Inc. (Home Furnishings)	340	4,811
Leap Wireless International, Inc.* (Telecommunications)	374	2,487
LeapFrog Enterprises, Inc.* (Toys/Games/Hobbies)	374	3,228
Lexicon Pharmaceuticals, Inc.* (Biotechnology)	1,904	4,227
Lexington Realty Trust (REIT)	646	6,751
Life Time Fitness, Inc.* (Leisure Time)	204	10,039
Ligand Phamaceuticals, Inc.—Class B* (Biotechnology)	170	3,526
Lindsay Manufacturing Co. (Machinery-Diversified)	102	8,172
Lions Gate Entertainment Corp.* (Entertainment)	408	6,691
Liquidity Services, Inc.* (Internet)	136	5,557
Lithia Motors, Inc.—Class A (Retail)	136	5,089
Littelfuse, Inc. (Electrical Components & Equipment)	102	6,294
Live Nation, Inc.* (Commercial Services)	680	6,331
LivePerson, Inc.* (Computers)	306	4,021
LogMeIn, Inc.* (Telecommunications)	136	3,048
Loral Space & Communications, Inc. (Telecommunications)	68	3,717
Louisiana-Pacific Corp.* (Building Materials)	544	10,510
LSB Industries, Inc.* (Miscellaneous Manufacturing)	136	4,817
LTC Properties, Inc. (REIT)	136	4,786
LTX-Credence Corp.* (Semiconductors)	408	2,676
Lufkin Industries, Inc. (Oil & Gas Services)	136	7,906
Lumber Liquidators Holdings, Inc.* (Retail)	136	7,185
Luminex Corp.* (Healthcare-Products)	170	2,849
M.D.C. Holdings, Inc. (Home Builders)	136	4,999
Magellan Health Services, Inc.* (Healthcare-Services)	136	6,664
magicJack VocalTec, Ltd.* (Internet)	136	2,477
Magnum Hunter Resources Corp.* (Oil & Gas)	1,020	4,070
Main Street Capital Corp. (Investment Companies)	204	6,224
MAKO Surgical Corp.* (Healthcare-Products)	170	2,188
Manhattan Associates, Inc.* (Computers)	102	6,155
MannKind Corp.* (Pharmaceuticals)	1,258	2,906
ManTech International Corp.—Class A (Software)	170	4,410
MAP Pharmaceuticals, Inc.* (Pharmaceuticals)	204	3,205
MarketAxess Holdings, Inc. (Diversified Financial Services)	238	8,401
Marriott Vacations Worldwide Corp.* (Entertainment)	170	7,084
Masimo Corp. (Healthcare-Products)	340	7,143
MasTec, Inc.* (Engineering & Construction)	442	11,019

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Small-Cap :: 29

Common Stocks, continued

	Shares	Value
Matthews International Corp.—Class A (Miscellaneous Manufacturing)	136	$4,366
MAXIMUS, Inc. (Commercial Services)	204	12,897
MB Financial, Inc. (Banks)	238	4,701
McEwen Mining, Inc.* (Mining)	1,564	5,990
McGrath Rentcorp (Commercial Services)	136	3,947
McMoRan Exploration Co.* (Oil & Gas)	510	8,186
Meadowbrook Insurance Group, Inc. (Insurance)	306	1,769
Measurement Specialties, Inc.* (Electronics)	102	3,505
MedAssets, Inc.* (Software)	340	5,702
Medical Properties Trust, Inc. (REIT)	646	7,726
Medidata Solutions, Inc.* (Software)	102	3,997
Medley Capital Corp. (Private Equity)	340	4,950
MEMC Electronic Materials, Inc.* (Semiconductors)	1,190	3,820
Mentor Graphics Corp.* (Computers)	442	7,523
Meredith Corp. (Media)	238	8,199
Meridian Bioscience, Inc. (Healthcare-Products)	170	3,443
Merit Medical Systems, Inc.* (Healthcare-Products)	340	4,726
Meritage Homes Corp.* (Home Builders)	136	5,080
Meritor, Inc.* (Auto Parts & Equipment)	578	2,734
MetroCorp Bancshares, Inc.* (Banks)	306	3,363
MGIC Investment Corp.* (Insurance)	1,666	4,432
Micrel, Inc. (Semiconductors)	374	3,553
Microsemi Corp.* (Semiconductors)	374	7,869
MicroStrategy, Inc.—Class A* (Software)	34	3,175
Millennial Media, Inc.* (Advertising)	204	2,556
Mine Safety Appliances Co. (Environmental Control)	170	7,261
Minerals Technologies, Inc. (Chemicals)	136	5,429
MIPS Technologies, Inc.* (Semiconductors)	408	3,191
Mistras Group, Inc.* (Engineering & Construction)	136	3,358
MKS Instruments, Inc. (Semiconductors)	204	5,259
Mobile Mini, Inc.* (Storage/Warehousing)	306	6,374
Molina Healthcare, Inc.* (Healthcare-Services)	136	3,680
Momenta Pharmaceuticals, Inc.* (Biotechnology)	306	3,605
Monmouth Real Estate Investment Corp.— Class A (REIT)	340	3,522
Monolithic Power Systems, Inc. (Semiconductors)	170	3,788
Monotype Imaging Holdings, Inc. (Software)	170	2,717
Monro Muffler Brake, Inc. (Commercial Services)	170	5,945
Monster Worldwide, Inc.* (Commercial Services)	646	3,631
Montpelier Re Holdings, Ltd. (Insurance)	442	10,104
Moog, Inc.—Class A* (Aerospace/Defense)	136	5,580
Move, Inc.* (Internet)	1	4
MTS Systems Corp. (Computers)	68	3,463
Mueller Industries, Inc. (Metal Fabricate/Hardware)	204	10,206
Mueller Water Products, Inc.—Class A (Metal Fabricate/Hardware)	952	5,341
Multi-Color Corp. (Commercial Services)	136	3,263
Multimedia Games Holding Co., Inc.* (Entertainment)	204	3,001
MVC Capital, Inc. (Investment Companies)	204	2,479
MWI Veterinary Supply, Inc.* (Distribution/Wholesale)	34	3,740
Myers Industries, Inc. (Miscellaneous Manufacturing)	170	2,576
MYR Group, Inc.* (Engineering & Construction)	170	3,783
Nanometrics, Inc.* (Semiconductors)	204	2,942
Nash Finch Co. (Food)	136	2,894
National CineMedia, Inc. (Entertainment)	306	4,324
National Financial Partners* (Diversified Financial Services)	238	4,079
National Health Investors, Inc. (REIT)	136	7,688
National Penn Bancshares, Inc. (Banks)	850	7,922
Nationstar Mortgage Holdings, Inc.* (Diversified Financial Services)	238	7,374
Navigant Consulting Co.* (Commercial Services)	476	5,312
NBT Bancorp, Inc. (Banks)	170	3,446
Nektar Therapeutics* (Pharmaceuticals)	612	4,535
Nelnet, Inc.—Class A (Diversified Financial Services)	170	5,064
Neogen Corp.* (Pharmaceuticals)	102	4,623
NETGEAR, Inc.* (Telecommunications)	204	8,042
NetScout Systems, Inc.* (Computers)	204	5,302
Netspend Holdings, Inc.* (Diversified Financial Services)	340	4,019
Neurocrine Biosciences, Inc.* (Pharmaceuticals)	578	4,323
Neutral Tandem, Inc. (Telecommunications)	204	524
New Jersey Resources Corp. (Gas)	204	8,082
NewLink Genetics Corp.* (Biotechnology)	170	2,125
Newpark Resources, Inc.* (Oil & Gas Services)	578	4,537
Newport Corp.* (Electronics)	238	3,201
NIC, Inc. (Internet)	374	6,111
NN, Inc.* (Metal Fabricate/Hardware)	238	2,180
Northern Oil and Gas, Inc.* (Oil & Gas)	306	5,147
Northwest Bancshares, Inc. (Savings & Loans)	782	9,493
Northwest Natural Gas Co. (Gas)	170	7,514
NorthWestern Corp. (Electric)	340	11,808
NPS Pharmaceuticals, Inc.* (Biotechnology)	612	5,569
NuVasive, Inc.* (Healthcare-Products)	238	3,679
NxStage Medical, Inc.* (Healthcare-Products)	272	3,060
Oasis Petroleum, Inc.* (Oil & Gas)	374	11,892
Ocwen Financial Corp.* (Diversified Financial Services)	646	22,346
OCZ Technology Group, Inc.* (Computers)	578	1,104
Odyssey Marine Exploration, Inc.* (Commercial Services)	680	2,020
Office Depot, Inc.* (Retail)	1,836	6,022
OfficeMax, Inc. (Retail)	646	6,305
Old Dominion Freight Line, Inc.* (Transportation)	306	10,490
Old National Bancorp (Banks)	544	6,457
Olin Corp. (Chemicals)	476	10,277
OM Group, Inc.* (Chemicals)	238	5,284
OMEGA Healthcare Investors, Inc. (REIT)	612	14,595
Omeros Corp.* (Biotechnology)	272	1,412
OmniVision Technologies, Inc.* (Semiconductors)	238	3,351
On Assignment, Inc.* (Commercial Services)	306	6,206
Oncothyreon, Inc.* (Biotechnology)	544	1,044
OneBeacon Insurance Group, Ltd.—Class A (Insurance)	204	2,836
OpenTable, Inc.* (Internet)	102	4,978
Opko Health, Inc.* (Pharmaceuticals)	782	3,761
Optimer Pharmaceuticals, Inc.* (Pharmaceuticals)	238	2,154
Orbital Sciences Corp.* (Aerospace/Defense)	374	5,150
Orexigen Therapeutics, Inc.* (Pharmaceuticals)	442	2,329
Oriental Financial Group, Inc. (Banks)	374	4,993
Orient-Express Hotels, Ltd.—Class A* (Lodging)	578	6,756

See accompanying notes to the financial statements.

30 :: ProFund VP Small-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Oritani Financial Corp. (Savings & Loans)	340	$5,209
Ormat Technologies, Inc. (Electric)	136	2,622
Orthofix International N.V.* (Healthcare-Products)	102	4,012
OSI Systems, Inc.* (Electronics)	102	6,532
Otter Tail Corp. (Electric)	170	4,250
Owens & Minor, Inc. (Distribution/Wholesale)	272	7,755
Pacira Pharmaceuticals, Inc.* (Pharmaceuticals)	170	2,970
PacWest Bancorp (Banks)	238	5,898
Papa John’s International, Inc.* (Retail)	102	5,604
Parametric Technology Corp.* (Software)	578	13,011
PAREXEL International Corp.* (Commercial Services)	306	9,055
Park Electrochemical Corp. (Electronics)	102	2,624
Park National Corp. (Banks)	68	4,395
Parker Drilling Co.* (Oil & Gas)	646	2,972
PDC Energy, Inc.* (Oil & Gas)	170	5,646
PDL BioPharma, Inc. (Biotechnology)	612	4,315
Pebblebrook Hotel Trust (REIT)	374	8,639
Pegasystems, Inc. (Software)	136	3,084
Penn Virginia Corp. (Oil & Gas)	374	1,649
Pennsylvania REIT (REIT)	306	5,398
PennyMac Mortgage Investment Trust (REIT)	340	8,599
Penske Automotive Group, Inc. (Retail)	374	11,254
Perficient, Inc.* (Internet)	340	4,005
Pharmacyclics, Inc.* (Pharmaceuticals)	272	15,750
PharMerica Corp.* (Pharmaceuticals)	272	3,873
PHH Corp.* (Commercial Services)	306	6,962
Photronics, Inc.* (Semiconductors)	442	2,634
Piedmont Natural Gas Co., Inc. (Gas)	340	10,645
Pier 1 Imports, Inc. (Retail)	442	8,840
Pilgrim’s Pride Corp.* (Food)	646	4,684
Pinnacle Entertainment, Inc.* (Entertainment)	340	5,382
Pinnacle Financial Partners, Inc.* (Banks)	272	5,124
Pioneer Energy Services Corp.* (Oil & Gas Services)	476	3,456
Piper Jaffray Cos., Inc.* (Diversified Financial Services)	170	5,462
Plantronics, Inc. (Telecommunications)	204	7,521
Platinum Underwriters Holdings, Ltd. (Insurance)	272	12,512
Plexus Corp.* (Electronics)	204	5,263
PNM Resources, Inc. (Electric)	680	13,947
PolyOne Corp. (Chemicals)	374	7,637
Pool Corp. (Distribution/Wholesale)	102	4,317
Portfolio Recovery Associates, Inc.* (Diversified Financial Services)	102	10,900
Portland General Electric Co. (Electric)	476	13,023
Post Holdings, Inc.* (Food)	204	6,987
Potlatch Corp. (REIT)	170	6,662
Power Integrations, Inc. (Semiconductors)	170	5,714
Power-One, Inc.* (Electrical Components & Equipment)	544	2,236
Preferred Bank* (Banks)	204	2,897
Premiere Global Services, Inc.* (Telecommunications)	442	4,323
Prestige Brands Holdings, Inc.* (Household Products/Wares)	340	6,810
PriceSmart, Inc. (Retail)	136	10,479
Primerica, Inc. (Insurance)	578	17,345
Primoris Services Corp. (Holding Companies-Diversified)	306	4,602
Primus Telecommunications Group, Inc. (Telecommunications)	204	2,217
PrivateBancorp, Inc. (Banks)	442	6,771
Progress Software Corp.* (Software)	340	7,137
Prospect Capital Corp. (Investment Companies)	578	6,283
Prosperity Bancshares, Inc. (Banks)	374	15,709
Proto Labs, Inc.* (Miscellaneous Manufacturing)	102	4,021
Provident Financial Services, Inc. (Savings & Loans)	374	5,580
PS Business Parks, Inc. (REIT)	136	8,837
PSS World Medical, Inc.* (Healthcare-Products)	306	8,837
QLIK Technologies, Inc.* (Software)	476	10,339
QLogic Corp.* (Semiconductors)	646	6,286
Quad Graphics, Inc. (Commercial Services)	204	4,160
Quaker Chemical Corp. (Chemicals)	68	3,662
Quality Systems, Inc. (Software)	204	3,541
Quanex Building Products Corp. (Building Materials)	238	4,858
Quantum Corp.* (Computers)	1,530	1,897
Questcor Pharmaceuticals, Inc. (Pharmaceuticals)	272	7,268
Quicksilver Resources, Inc.* (Oil & Gas)	680	1,945
Quidel Corp.* (Healthcare-Products)	170	3,174
QuinStreet, Inc.* (Internet)	408	2,742
Radian Group, Inc. (Insurance)	1,020	6,232
RadioShack Corp. (Retail)	1,054	2,234
Rambus, Inc.* (Semiconductors)	748	3,650
Raven Industries, Inc. (Miscellaneous Manufacturing)	136	3,585
RBC Bearings, Inc.* (Metal Fabricate/Hardware)	102	5,107
RealD, Inc.* (Computers)	272	3,049
RealPage, Inc.* (Software)	238	5,134
Redwood Trust, Inc. (REIT)	476	8,040
Regis Corp. (Retail)	442	7,479
Rent-A-Center, Inc. (Commercial Services)	306	10,514
Resolute Energy Corp.* (Oil & Gas)	510	4,146
Resolute Forest Products, Inc.* (Forest Products & Paper)	612	8,103
Resources Connection, Inc. (Commercial Services)	340	4,060
Responsys, Inc.* (Internet)	340	2,026
Retail Opportunity Investments Corp. (REIT)	442	5,684
Rex Energy Corp.* (Oil & Gas)	306	3,984
Rexnord Corp.* (Metal Fabricate/Hardware)	272	5,794
RF Micro Devices, Inc.* (Telecommunications)	1,224	5,484
Rigel Pharmaceuticals, Inc.* (Pharmaceuticals)	476	3,094
RLI Corp. (Insurance)	102	6,595
RLJ Lodging Trust (REIT)	680	13,172
Robbins & Myers, Inc. (Machinery-Diversified)	238	14,149
Rockwell Medical, Inc.* (Healthcare-Products)	238	1,916
Rofin-Sinar Technologies, Inc.* (Electronics)	170	3,686
Rogers Corp.* (Electronics)	68	3,377
Rosetta Resources, Inc.* (Oil & Gas)	204	9,253
Roundy’s, Inc. (Retail)	374	1,664
Rouse Properties, Inc. (REIT)	340	5,753
RPX Corp.* (Commercial Services)	238	2,152
RTI International Metals, Inc.* (Metal Fabricate/Hardware)	238	6,559
Ryman Hospitality Properties, Inc. (Lodging)	170	6,555
S&T Bancorp, Inc. (Banks)	136	2,458
Sabra Health Care REIT, Inc. (REIT)	204	4,431
Saks, Inc.* (Retail)	850	8,934
Sanderson Farms, Inc. (Food)	102	4,850
Sanmina Corp.* (Electronics)	544	6,022
Santarus, Inc.* (Pharmaceuticals)	374	4,107
Sapient Corp.* (Internet)	714	7,540
Sauer-Danfoss, Inc. (Machinery-Diversified)	102	5,444
ScanSource, Inc.* (Distribution/Wholesale)	136	4,321

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Small-Cap :: 31

Common Stocks, continued

	Shares	Value
Schnitzer Steel Industries, Inc.—Class A (Iron/Steel)	170	$5,156
Scholastic Corp. (Media)	170	5,025
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	136	5,308
SciClone Pharmaceuticals, Inc.* (Pharmaceuticals)	442	1,905
Scientific Games Corp.—Class A* (Entertainment)	442	3,832
Seattle Genetics, Inc.* (Biotechnology)	442	10,254
Select Comfort Corp.* (Home Furnishings)	272	7,118
Select Income REIT (REIT)	170	4,211
Select Medical Holdings Corp. (Healthcare-Services)	408	3,847
Selective Insurance Group, Inc. (Insurance)	374	7,207
SemGroup Corp.—Class A* (Pipelines)	238	9,301
Semtech Corp.* (Semiconductors)	272	7,874
Sensient Technologies Corp. (Chemicals)	306	10,881
Sequenom, Inc.* (Biotechnology)	850	4,012
ServiceSource International, Inc.* (Commercial Services)	340	1,989
Shenandoah Telecommunications Co. (Telecommunications)	204	3,123
SHFl Entertainment, Inc.* (Entertainment)	272	3,944
Shutterfly, Inc.* (Internet)	170	5,078
Silicon Graphics International Corp.* (Computers)	374	3,826
Silicon Image, Inc.* (Semiconductors)	612	3,036
Simpson Manufacturing Co., Inc. (Building Materials)	204	6,689
Six Flags Entertainment Corp. (Entertainment)	204	12,485
Skechers U.S.A., Inc.—Class A* (Apparel)	204	3,774
SkyWest, Inc. (Airlines)	408	5,084
Smart Balance, Inc.* (Food)	408	5,263
Smith & Wesson Holding Corp.* (Miscellaneous Manufacturing)	476	4,017
Smith Corp. (Miscellaneous Manufacturing)	340	21,444
Snyders-Lance, Inc. (Food)	408	9,837
Solar Capital, Ltd. (Investment Companies)	204	4,878
Solazyme, Inc.* (Energy-Alternate Sources)	204	1,603
Sonic Automotive, Inc. (Retail)	442	9,233
Sonic Corp.* (Retail)	374	3,893
Sonus Networks, Inc.* (Telecommunications)	1,700	2,890
Sotheby’s—Class A (Commercial Services)	306	10,288
Sourcefire, Inc.* (Internet)	136	6,421
South Jersey Industries, Inc. (Gas)	170	8,556
Southwest Gas Corp. (Gas)	204	8,652
Sovran Self Storage, Inc. (REIT)	136	8,446
Spansion, Inc.—Class A* (Computers)	408	5,675
Spectrum Brands Holdings, Inc. (Household Products/Wares)	306	13,748
Spectrum Pharmaceuticals, Inc. (Pharmaceuticals)	374	4,185
Spirit Airlines, Inc.* (Airlines)	238	4,217
SS&C Technologies Holdings, Inc.* (Software)	374	8,647
STAG Industrial, Inc. (REIT)	340	6,110
Stage Stores, Inc. (Retail)	204	5,055
Standard Motor Products, Inc. (Auto Parts & Equipment)	204	4,533
Standard Pacific Corp.* (Home Builders)	612	4,498
Star Scientific, Inc.* (Agriculture)	986	2,642
Starwood Property Trust, Inc. (REIT)	680	15,614
State Auto Financial Corp. (Insurance)	102	1,524
State Bank Finacial Corp. (Banks)	170	2,700
STEC, Inc.* (Computers)	476	2,347
Steelcase, Inc.—Class A (Office Furnishings)	782	9,962
Stepan Co. (Chemicals)	68	3,777
STERIS Corp. (Healthcare-Products)	340	11,809
Steven Madden, Ltd.* (Apparel)	170	7,186
Stifel Financial Corp.* (Diversified Financial Services)	272	8,696
Stillwater Mining Co.* (Mining)	680	8,690
Stone Energy Corp.* (Oil & Gas)	238	4,884
Strategic Hotels & Resorts, Inc.* (REIT)	1,020	6,528
Strayer Education, Inc. (Commercial Services)	68	3,820
Sturm, Ruger & Co., Inc. (Miscellaneous Manufacturing)	102	4,630
Sun Communities, Inc. (REIT)	136	5,425
SunCoke Energy, Inc.* (Coal)	374	5,831
SunPower Corp.* (Electrical Components & Equipment)	612	3,439
Sunstone Hotel Investors, Inc.* (REIT)	714	7,647
Super Micro Computer, Inc.* (Computers)	204	2,081
SUPERVALU, Inc. (Food)	1,394	3,443
Susquehanna Bancshares, Inc. (Banks)	1,156	12,115
Susser Holdings Corp.* (Retail)	102	3,518
Swift Energy Co.* (Oil & Gas)	272	4,186
Swift Transportation Co.* (Transportation)	510	4,651
Swisher Hygiene, Inc.* (Commercial Services)	1,428	2,499
Sykes Enterprises, Inc.* (Computers)	238	3,622
Symetra Financial Corp. (Insurance)	748	9,709
Symmetry Medical, Inc.* (Healthcare-Products)	374	3,934
Synageva BioPharma Corp.* (Pharmaceuticals)	102	4,722
Synaptics, Inc.* (Computers)	272	8,152
Synchronoss Technologies, Inc.* (Software)	204	4,302
SYNNEX Corp.* (Software)	204	7,014
Synta Pharmaceuticals Corp.* (Pharmaceuticals)	442	3,987
Syntel, Inc. (Computers)	68	3,644
Take-Two Interactive Software, Inc.* (Software)	476	5,241
TAL International Group, Inc. (Trucking & Leasing)	170	6,184
Tangoe, Inc.* (Software)	204	2,421
Targa Resources Corp. (Oil & Gas Services)	136	7,186
Team Health Holdings, Inc.* (Commercial Services)	272	7,825
Team, Inc.* (Commercial Services)	102	3,880
Teledyne Technologies, Inc.* (Aerospace/Defense)	136	8,850
TeleTech Holdings, Inc.* (Commercial Services)	340	6,052
Tellabs, Inc. (Telecommunications)	2,346	5,349
Tennant Co. (Machinery-Diversified)	102	4,483
Tenneco, Inc.* (Auto Parts & Equipment)	238	8,356
Tessera Technologies, Inc. (Semiconductors)	340	5,583
Tetra Tech, Inc.* (Environmental Control)	510	13,489
TETRA Technologies, Inc.* (Oil & Gas Services)	612	4,645
Texas Capital Bancshares, Inc.* (Banks)	238	10,667
Texas Industries, Inc.* (Building Materials)	170	8,672
Texas Roadhouse, Inc. (Retail)	306	5,141
Textainer Group Holdings, Ltd. (Trucking & Leasing)	102	3,209
The Active Network, Inc.* (Internet)	374	1,836
The Andersons, Inc. (Agriculture)	102	4,376
The Brink’s Co. (Miscellaneous Manufacturing)	374	10,670
The Buckle, Inc. (Retail)	136	6,071
The Cato Corp.—Class A (Retail)	136	3,730
The Cheesecake Factory, Inc. (Retail)	238	7,787
The Chefs’ Warehouse, Inc.* (Food)	136	2,150
The Children’s Place Retail Stores, Inc.* (Retail)	136	6,023
The Corporate Executive Board Co. (Commercial Services)	170	8,068

See accompanying notes to the financial statements.

32 :: ProFund VP Small-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
The Ensign Group, Inc. (Healthcare-Services)	102	$2,773
The Finish Line, Inc.—Class A (Retail)	272	5,149
The Geo Group, Inc. (Commercial Services)	627	17,673
The Greenbrier Cos., Inc.* (Trucking & Leasing)	170	2,749
The Hain Celestial Group, Inc.* (Food)	170	9,217
The Jones Group, Inc. (Apparel)	612	6,768
The Medicines Co.* (Biotechnology)	204	4,890
The Men’s Wearhouse, Inc. (Retail)	204	6,357
The Middleby Corp.* (Machinery-Diversified)	68	8,718
The New York Times Co.—Class A* (Media)	544	4,640
The Ryland Group, Inc. (Home Builders)	170	6,205
The Ultimate Software Group, Inc.* (Software)	102	9,630
The Warnaco Group, Inc.* (Apparel)	204	14,601
Theravance, Inc.* (Pharmaceuticals)	340	7,572
Thermon Group Holdings, Inc.* (Oil & Gas Services)	136	3,064
Threshold Pharmaceuticals, Inc.* (Pharmaceuticals)	306	1,288
Titan International, Inc. (Auto Parts & Equipment)	238	5,169
Titan Machinery, Inc.* (Distribution/Wholesale)	102	2,519
TiVo, Inc.* (Home Furnishings)	544	6,702
TNS, Inc.* (Commercial Services)	136	2,819
Tootsie Roll Industries, Inc. (Food)	204	5,288
Tornier N.V.* (Healthcare-Products)	136	2,283
Tower Group, Inc. (Insurance)	306	5,438
TowneBank (Banks)	204	3,160
TreeHouse Foods, Inc.* (Food)	170	8,862
Trex Co., Inc.* (Building Materials)	102	3,797
Triangle Capital Corp. (Investment Companies)	238	6,067
TriMas Corp.* (Miscellaneous Manufacturing)	204	5,704
TriQuint Semiconductor, Inc.* (Semiconductors)	884	4,279
Trius Therapeutics, Inc.* (Biotechnology)	442	2,113
True Religion Apparel, Inc. (Apparel)	136	3,457
TrueBlue, Inc.* (Commercial Services)	408	6,426
TrustCo Bank Corp. NY (Banks)	510	2,693
Trustmark Corp. (Banks)	374	8,400
TTM Technologies, Inc.* (Electronics)	544	5,005
Tumi Holdings, Inc.* (Household Products/Wares)	170	3,545
Tutor Perini Corp.* (Engineering & Construction)	306	4,192
Two Harbors Investment Corp. (REIT)	476	5,274
Tyler Technologies, Inc.* (Software)	136	6,588
UIL Holdings Corp. (Electric)	306	10,958
Ultratech Stepper, Inc.* (Semiconductors)	136	5,073
UMB Financial Corp. (Banks)	238	10,434
Umpqua Holdings Corp. (Banks)	714	8,418
UniFirst Corp. (Textiles)	68	4,986
Unisys Corp.* (Computers)	204	3,529
United Bankshares, Inc. (Banks)	204	4,961
United Community Banks, Inc.* (Banks)	374	3,523
United Natural Foods, Inc.* (Food)	272	14,577
United Stationers, Inc. (Distribution/Wholesale)	272	8,429
Universal American Corp. (Insurance)	408	3,505
Universal Corp. (Agriculture)	204	10,181
Universal Display Corp.* (Electrical Components & Equipment)	170	4,355
Universal Forest Products, Inc. (Building Materials)	102	3,880
Universal Technical Institute, Inc. (Commercial Services)	204	2,048
UNS Energy Corp. (Electric)	204	8,653
US Airways Group, Inc.* (Airlines)	646	8,721
USANA Health Sciences, Inc.* (Pharmaceuticals)	68	2,239
USG Corp.* (Building Materials)	340	9,543
VAALCO Energy, Inc.* (Oil & Gas)	374	3,235
Vail Resorts, Inc. (Entertainment)	170	9,195
Valassis Communications, Inc. (Commercial Services)	238	6,136
ValueClick, Inc.* (Internet)	442	8,579
Vector Group, Ltd. (Agriculture)	476	7,079
Veeco Instruments, Inc.* (Semiconductors)	204	6,022
Verint Systems, Inc.* (Software)	136	3,993
Viad Corp. (Commercial Services)	204	5,541
ViaSat, Inc.* (Telecommunications)	170	6,613
Vical, Inc.* (Biotechnology)	680	1,979
ViewPoint Financial Group, Inc. (Savings & Loans)	238	4,984
VirnetX Holding Corp.* (Internet)	204	5,973
ViroPharma, Inc.* (Pharmaceuticals)	374	8,511
VistaPrint N.V.* (Commercial Services)	204	6,703
Vitamin Shoppe, Inc.* (Retail)	170	9,751
VIVUS, Inc.* (Pharmaceuticals)	442	5,932
Vocera Communications, Inc.* (Computers)	102	2,560
Vocus, Inc.* (Internet)	170	2,955
Volcano Corp.* (Healthcare-Products)	272	6,422
Volterra Semiconductor Corp.* (Semiconductors)	238	4,086
Vonage Holdings Corp.* (Telecommunications)	1,904	4,512
W&T Offshore, Inc. (Oil & Gas)	306	4,905
Wabash National Corp.* (Auto Manufacturers)	442	3,965
Walter Investment Management Corp.* (REIT)	102	4,388
Washington REIT (REIT)	340	8,891
Watsco, Inc. (Distribution/Wholesale)	102	7,640
Watts Water Technologies, Inc.—Class A (Electronics)	238	10,232
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	544	4,711
Web.com Group, Inc.* (Internet)	238	3,522
WebMD Health Corp.* (Internet)	374	5,363
Websense, Inc.* (Internet)	170	2,557
Webster Financial Corp. (Banks)	544	11,179
Weis Markets, Inc. (Food)	68	2,664
WellCare Health Plans, Inc.* (Healthcare-Services)	170	8,277
Werner Enterprises, Inc. (Transportation)	476	10,315
WesBanco, Inc. (Banks)	102	2,266
Wesco Aircraft Holdings, Inc.* (Storage/Warehousing)	204	2,695
West Pharmaceutical Services, Inc. (Healthcare-Products)	204	11,170
Westamerica Bancorp (Banks)	136	5,792
Western Alliance Bancorp* (Banks)	408	4,296
Western Refining, Inc. (Oil & Gas)	272	7,668
WEX, Inc.* (Commercial Services)	238	17,938
WGL Holdings, Inc. (Gas)	204	7,995
Winnebago Industries, Inc.* (Home Builders)	272	4,659
Wintrust Financial Corp. (Banks)	204	7,487
WisdomTree Investments, Inc.* (Diversified Financial Services)	476	2,913
WMS Industries, Inc.* (Leisure Time)	306	5,355
Wolverine World Wide, Inc. (Apparel)	238	9,753
Woodward, Inc. (Electronics)	272	10,371
World Acceptance Corp.* (Diversified Financial Services)	68	5,070
Worthington Industries, Inc. (Metal Fabricate/Hardware)	476	12,372

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Small-Cap :: 33

Common Stocks, continued

	Shares	Value
Wright Medical Group, Inc.* (Healthcare-Products)	204	$4,282
XO Group, Inc.* (Internet)	374	3,478
XPO Logistics, Inc.* (Transportation)	170	2,955
Yelp, Inc.* (Internet)	102	1,923
ZIOPHARM Oncology, Inc.* (Biotechnology)	510	2,122
Zipcar, Inc.* (Commercial Services)	306	2,521
Zumiez, Inc.* (Retail)	136	2,640
TOTAL COMMON STOCKS (Cost $5,432,783)		5,732,532

Repurchase Agreements(a)(b) (59.3%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.05%—0.10%, dated 12/31/12, due 1/2/13, total to be received $8,850,022	$8,850,000	$8,850,000
TOTAL REPURCHASE AGREEMENTS (Cost $8,850,000)		8,850,000
TOTAL INVESTMENT SECURITIES (Cost $14,282,783)—97.8%		14,582,532
Net other assets (liabilities)—2.2%		334,319
NET ASSETS—100.0%		$14,916,851

*                 Non-income producing security

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2012, the aggregate amount held in a segregated account was $898,000.

(b)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts expiring 3/18/13 (Underlying notional amount at value $1,778,070)	21	$43,365

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000 Index	$5,903,648	$81,952
Equity Index Swap Agreement with UBS AG, based on the Russell 2000 Index	1,490,074	21,068
		$103,020

ProFund VP Small-Cap invested in the following industries as of December 31, 2012:

	Value	% of Net Assets
Advertising	$2,556	NM
Aerospace/Defense	69,024	0.5%
Agriculture	24,278	0.2%
Airlines	43,294	0.3%
Apparel	64,931	0.5%
Auto Manufacturers	3,965	NM
Auto Parts & Equipment	55,409	0.3%
Banks	344,357	2.3%
Beverages	4,571	NM
Biotechnology	134,759	0.9%
Building Materials	65,588	0.4%
Chemicals	105,550	0.8%
Coal	20,278	0.1%
Commercial Services	410,594	2.8%
Computers	113,831	0.7%
Cosmetics/Personal Care	7,652	0.1%
Distribution/Wholesale	45,510	0.3%
Diversified Financial Services	142,938	0.9%
Electric	153,890	1.0%
Electrical Components & Equipment	64,214	0.5%
Electronics	138,022	0.9%
Energy-Alternate Sources	20,701	0.1%
Engineering & Construction	56,722	0.4%
Entertainment	62,512	0.4%
Environmental Control	38,471	0.2%
Food	126,604	0.8%
Forest Products & Paper	48,293	0.3%
Gas	56,695	0.4%
Healthcare-Products	198,954	1.3%
Healthcare-Services	74,298	0.5%
Holding Companies-Diversified	8,524	0.1%
Home Builders	30,276	0.2%
Home Furnishings	22,128	0.1%
Household Products/Wares	42,901	0.3%
Insurance	165,424	1.1%
Internet	138,923	1.0%
Investment Companies	53,124	0.4%
Iron/Steel	5,156	NM
Leisure Time	35,152	0.2%
Lodging	22,815	0.2%
Machinery-Construction & Mining	4,533	NM
Machinery-Diversified	102,324	0.7%
Media	31,623	0.2%
Metal Fabricate/Hardware	60,266	0.4%
Mining	55,800	0.5%
Miscellaneous Manufacturing	138,560	1.1%
Office Furnishings	36,776	0.3%
Oil & Gas	181,996	1.3%
Oil & Gas Services	96,429	0.6%
Packaging & Containers	5,052	NM
Pharmaceuticals	185,067	1.2%
Pipelines	9,301	0.1%
Private Equity	8,356	0.1%
Real Estate	7,793	0.1%

See accompanying notes to the financial statements.

34 :: ProFund VP Small-Cap :: Financial Statements

	Value	% of Net Assets
REIT	$440,108	2.9%
Retail	346,866	2.4%
Savings & Loans	55,855	0.3%
Semiconductors	186,778	1.3%
Software	215,514	1.4%
Storage/Warehousing	9,069	NM
Telecommunications	187,129	1.2%
Textiles	4,986	NM
Toys/Games/Hobbies	7,910	NM
Transportation	99,860	0.7%
Trucking & Leasing	17,685	0.1%
Water	14,012	0.1%
Other**	9,184,319	61.5%
Total	$14,916,851	100.0%

**                        Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                       Not meaningful, amount is less than 0.05%.

REIT                  Real Estate Investment Trust

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Small-Cap :: 35

Statement of Assets and Liabilities
December 31, 2012

ASSETS:
Total Investment Securities, at cost	$14,282,783
Securities, at value	5,732,532
Repurchase agreements, at value	8,850,000
Total Investment Securities, at value	14,582,532
Cash	6,418
Segregated cash balances with brokers	102,480
Segregated cash balances with custodian	938
Dividends and interest receivable	5,572
Unrealized gain on swap agreements	103,020
Receivable for capital shares issued	262,599
Receivable for investments sold	10,710
Variation margin on futures contracts	36,120
Prepaid expenses	58
TOTAL ASSETS	15,110,447

LIABILITIES:
Payable for capital shares redeemed	148,124
Advisory fees payable	5,305
Management services fees payable	707
Administration fees payable	530
Administrative services fees payable	8,827
Distribution fees payable	8,833
Trustee fees payable	11
Transfer agency fees payable	1,732
Fund accounting fees payable	1,216
Compliance services fees payable	85
Other accrued expenses	18,226
TOTAL LIABILITIES	193,596
NET ASSETS	$14,916,851

NET ASSETS CONSIST OF:
Capital	$14,135,597
Accumulated net investment income (loss)	(1,252)
Accumulated net realized gains (losses) on investments	336,372
Net unrealized appreciation (depreciation) on investments	446,134
NET ASSETS	$14,916,851

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	501,302

Net Asset Value (offering and redemption price per share)	$29.76

Statement of Operations
For the Year Ended December 31, 2012

INVESTMENT INCOME:
Dividends	$69,300
Interest	7,897
Foreign tax withholding	(32)
TOTAL INVESTMENT INCOME	77,165

EXPENSES:
Advisory fees	78,036
Management services fees	10,405
Administration fees	4,886
Transfer agency fees	7,702
Administrative services fees	25,457
Distribution fees	26,012
Custody fees	10,600
Fund accounting fees	17,515
Trustee fees	223
Compliance services fees	177
Other fees	25,432
Total Gross Expenses before reductions	206,445
Less Expenses reduced by the Advisor	(31,642)
TOTAL NET EXPENSES	174,803
NET INVESTMENT INCOME (LOSS)	(97,638)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	45,084
Net realized gains (losses) on futures contracts	186,057
Net realized gains (losses) on swap agreements	277,602
Change in net unrealized appreciation/depreciation on investments	480,803
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	989,546
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$891,908

See accompanying notes to the financial statements.

36 :: ProFund VP Small-Cap :: Financial Statements

Statements of Changes in Net Assets

	Year Ended December 31, 2012	Year Ended December 31, 2011
FROM INVESTMENT ACTIVITES:
OPERATIONS:
Net investment income (loss)	$(97,638)	$(81,809)
Net realized gains (losses) on investments	508,743	436,172
Change in net unrealized appreciation/depreciation on investments	480,803	(330,018)
Change in net assets resulting from operations	891,908	24,345
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments	(165,610)	—
Change in net assets resulting from distributions	(165,610)	—
CAPITAL TRANSACTIONS:
Proceeds from shares issued	45,561,409	48,520,771
Dividends reinvested	165,610	—
Value of shares redeemed	(38,639,896)	(50,519,603)
Change in net assets resulting from capital transactions	7,087,123	(1,998,832)
Change in net assets	7,813,421	(1,974,487)
NET ASSETS:
Beginning of period	7,103,430	9,077,917
End of period	$14,916,851	$7,103,430
Accumulated net investment income (loss)	$(1,252)	$(179)
SHARE TRANSACTIONS:
Issued	1,598,139	1,728,732
Reinvested	5,934	—
Redeemed	(1,372,258)	(1,784,146)
Change in shares	231,815	(55,414)

See accompanying notes to the financial statements.

Financial Highlights :: ProFund VP Small-Cap :: 37

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011		Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009		Year Ended Dec. 31, 2008
Net Asset Value, Beginning of Period	$26.36	$27.94		$22.39	$17.75		$30.71

Investment Activities:
Net investment income (loss)(a)	(0.27)	(0.39)		(0.31)	(0.25)		(0.10)
Net realized and unrealized gains (losses) on investments	4.13	(1.19	)(b)	5.86	4.89		(9.82)
Total income (loss) from investment activities	3.86	(1.58)		5.55	4.64		(9.92)

Distributions to Shareholders From:
Net investment income	—	—		—	—		(0.08)
Net realized gains on investments	(0.46)	—		—	—		(2.96)
Total distributions	(0.46)	—		—	—		(3.04)

Net Asset Value, End of Period	$29.76	$26.36		$27.94	$22.39		$17.75

Total Return	14.75%	(5.65)%		24.79%	26.14%		(35.44)%

Ratios to Average Net Assets:
Gross expenses	1.98%	2.08%		2.05%	2.30%		1.65%
Net expenses	1.68%	1.68%		1.68%	1.73	%(c)	1.62%
Net investment income (loss)	(0.94)%	(1.40)%		(1.31)%	(1.34)%		(0.37)%

Supplemental Data:
Net assets, end of period (000’s)	$14,917	$7,103		$9,078	$4,414		$2,815
Portfolio turnover rate(d)	29%	202%		378%	840%		69%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)          The expense ratio does not correlate to the applicable expenses limits in place during the period due to the timing of the net expense accrual relative to sales and purchases of fund shares during the period.

(d)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

38 :: ProFund VP Dow 30 :: Management Discussion of Fund Performance

ProFund VP Dow 30 seeks daily investment results that, before fees and expenses, correspond to the daily performance of the Dow Jones Industrial Average (the “Index”). For the year ended December 31, 2012, the Fund had a total return of 6.83%. For the same period, the Index had a total return of 10.24%(1) and a volatility of 11.77%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as the daily return of the Index. The Index is a price-weighted index maintained by editors of The Wall Street Journal. The Index includes 30 large-cap, “blue-chip” U.S. stocks, excluding utility and transportation companies. Components are selected through a discretionary process with no pre-determined criteria except that components should be established U.S. companies that are leaders in their industries, have an excellent reputation, demonstrate sustained growth, are of interest to a large number of investors, and accurately represents the sectors covered by the average. The Index is not limited to traditionally defined industrial stocks. Instead, the Index serves as a measure of the entire U.S. market, covering such diverse industries as financial services, technology, retail, entertainment, and consumer goods. Composition changes are rare, and generally occur only after corporate acquisitions or other dramatic shifts in a component’s core business. When such an event necessitates that one component be replaced, the entire Index is reviewed.

During the year ended December 31, 2012, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain exposure to the Index. These derivatives generally tracked the performance of their underlying reference asset, but included trading spreads that negatively impacted Fund performance during the period. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Dow 30 from May 1, 2006 to December 31, 2012, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/12

Fund	One Year	Five Year	Since Inception
ProFund VP Dow 30	6.83%	-1.88%	2.42%
Dow Jones Industrial Average	10.24%	2.62%	4.99%

Expense Ratios**

Fund	Gross	Net
ProFund VP Dow 30	1.81%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2012. Contractual fee waivers are in effect through April 30, 2013.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Dow 30 primarily invests in non-equity securities, which may include; swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Dow Jones Industrial Average – Composition

% of Index
Industrial	21%
Consumer, Non-cyclical	17%
Technology	15%
Consumer, Cyclical	13%
Energy	11%
Financial	11%
Communications	9%
Basic Materials	3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)         The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the net asset value of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP Dow 30 :: 39

Schedule of Portfolio Investments :: December 31, 2012

Repurchase Agreements(a)(b) (44.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.05%—0.10%, dated 12/31/12, due 1/2/13, total to be received $3,527,009	$3,527,000	$3,527,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,527,000)		3,527,000
TOTAL INVESTMENT SECURITIES (Cost $3,527,000)—44.3%		3,527,000
Net other assets (liabilities)—55.7%		4,434,678
NET ASSETS—100.0%		$7,961,678

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2012, the aggregate amount held in a segregated account was $387,000.

(b)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Industrial Average	$1,321,692	$6,590
Equity Index Swap Agreement with UBS AG, based on the Dow Jones Industrial Average	6,647,947	1,266
		$7,856

See accompanying notes to the financial statements.

40 :: ProFund VP Dow 30 :: Financial Statements

Statement of Assets and Liabilities
December 31, 2012

ASSETS:
Total Investment Securities, at cost	$3,527,000
Repurchase agreements, at value	3,527,000
Total Investment Securities, at value	3,527,000
Cash	367
Interest receivable	9
Unrealized gain on swap agreements	7,856
Receivable for capital shares issued	4,432,257
Prepaid expenses	23
TOTAL ASSETS	7,967,512

LIABILITIES:
Advisory fees payable	722
Management services fees payable	96
Administration fees payable	51
Administrative services fees payable	198
Distribution fees payable	728
Transfer agency fees payable	267
Fund accounting fees payable	117
Compliance services fees payable	19
Other accrued expenses	3,636
TOTAL LIABILITIES	5,834
NET ASSETS	$7,961,678

NET ASSETS CONSIST OF:
Capital	$9,214,516
Accumulated net realized gains (losses) on investments	(1,260,694)
Net unrealized appreciation (depreciation) on investments	7,856
NET ASSETS	$7,961,678

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	267,960

Net Asset Value (offering and redemption price per share)	$29.71

Statement of Operations
For the Year Ended December 31, 2012

INVESTMENT INCOME:
Interest	$2,396

EXPENSES:
Advisory fees	17,277
Management services fees	2,303
Administration fees	1,098
Transfer agency fees	1,720
Administrative services fees	1,418
Distribution fees	5,759
Custody fees	5,412
Fund accounting fees	2,347
Trustee fees	55
Compliance services fees	39
Other fees	3,564
Total Gross Expenses before reductions	40,992
Less Expenses reduced by the Advisor	(2,292)
TOTAL NET EXPENSES	38,700
NET INVESTMENT INCOME (LOSS)	(36,304)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on futures contracts	(533)
Net realized gains (losses) on swap agreements	(80,409)
Change in net unrealized appreciation/depreciation on investments	12,274
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(68,668)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(104,972)

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Dow 30 :: 41

Statements of Changes in Net Assets

	Year Ended December 31, 2012	Year Ended December 31, 2011
FROM INVESTMENT ACTIVITES:
OPERATIONS:
Net investment income (loss)	$(36,304)	$(23,932)
Net realized gains (losses) on investments	(80,942)	(1,060,789)
Change in net unrealized appreciation/depreciation on investments	12,274	(4,727)
Change in net assets resulting from operations	(104,972)	(1,089,448)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	225,659,309	143,936,015
Value of shares redeemed	(218,397,306)	(142,299,210)
Change in net assets resulting from capital transactions	7,262,003	1,636,805
Change in net assets	7,157,031	547,357
NET ASSETS:
Beginning of period	804,647	257,290
End of period	$7,961,678	$804,647
SHARE TRANSACTIONS:
Issued	7,636,623	5,249,149
Redeemed	(7,397,596)	(5,229,824)
Change in shares	239,027	19,325

See accompanying notes to the financial statements.

42 :: ProFund VP Dow 30 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009		Year Ended Dec. 31, 2008
Net Asset Value, Beginning of Period	$27.81	$26.78	$24.30	$22.23		$38.60

Investment Activities:
Net investment income (loss)(a)	(0.46)	(0.43)	(0.39)	(0.38)		0.17
Net realized and unrealized gains (losses) on investments	2.36 (b)	1.46 (b)	2.87	4.17		(13.63)
Total income (loss) from investment activities	1.90	1.03	2.48	3.79		(13.46)

Distributions to Shareholders From:
Net investment income	—	—	—	(1.72)		(1.10)
Net realized gains on investments	—	—	—	—		(1.81)
Total distributions	—	—	—	(1.72)		(2.91)

Net Asset Value, End of Period	$29.71	$27.81	$26.78	$24.30		$22.23

Total Return	6.83%	3.85%	10.21%	17.58%		(36.73)%

Ratios to Average Net Assets:
Gross expenses	1.78%	1.81%	1.73%	1.99%		1.57%
Net expenses	1.68%	1.62%	1.68%	1.77	%(c)	1.55%
Net investment income (loss)	(1.58)%	(1.59)%	(1.59)%	(1.70)%		0.55%

Supplemental Data:
Net assets, end of period (000’s)	$7,962	$805	$257	$423		$203
Portfolio turnover rate(d)	—	—	—	—	(e)	7,356%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)          The expense ratio does not correlate to the applicable expenses limits in place during the period due to the timing of the net expense accrual relative to sales and purchases of fund shares during the period.

(d)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

(e)          The porfolio turnover rate significantly changed from the prior period due to a change in investment strategies that did not include the purchase of equity securities.

See accompanying notes to the financial statements.

Management Discussion of Fund Performance :: ProFund VP NASDAQ-100 :: 43

ProFund VP NASDAQ-100 seeks daily investment results that, before fees and expenses, correspond to the daily performance of the NASDAQ-100® Index (the “Index”). For the year ended December 31, 2012, the Fund had a total return of 16.23%. For the same period, the Index had a total return of 18.35%(1) and a volatility of 15.45%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as the daily return of the Index. The Index represents the largest non-financial domestic and international issues listed on The NASDAQ Stock Market. To be eligible for inclusion companies cannot be in bankruptcy proceedings and must meet certain additional criteria including minimum trading volume and “seasoning” requirements. The Index is calculated under a modified capitalization-weighted methodology.

During the year ended December 31, 2012, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain exposure to the Index. These derivatives generally tracked the performance of their underlying reference asset, but included trading spreads that negatively impacted Fund performance during the period. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP NASDAQ-100 from December 31, 2002 to December 31, 2012, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/12

Fund	One Year	Five Year	Ten Year
ProFund VP NASDAQ-100	16.23%	4.04%	9.21%
NASDAQ-100 Index	18.35%	5.89%	11.12%

Expense Ratios**

Fund	Gross	Net
ProFund VP NASDAQ-100	1.82%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2012. Contractual fee waivers are in effect through April 30, 2013.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	62%
Futures Contracts	18%
Swap Agreements	21%
Total Exposure	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Apple Computer, Inc.	10.0%
Microsoft Corp.	4.6%
Google, Inc.	3.7%
Oracle Corp.	3.2%
Amazon.com, Inc.	2.3%

NASDAQ-100 Index — Composition

% of Index
Technology	49%
Communications	29%
Consumer, Non-cyclical	15%
Consumer, Cyclical	6%
Industrial	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)         The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the net asset value of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

44 :: ProFund VP NASDAQ-100 :: Financial Statements

Schedule of Portfolio Investments :: December 31, 2012

Common Stocks (61.8%)

	Shares	Value
Activision Blizzard, Inc. (Software)	9,632	$102,292
Adobe Systems, Inc.* (Software)	4,300	162,024
Akamai Technologies, Inc.* (Internet)	1,548	63,329
Alexion Pharmaceuticals, Inc.* (Biotechnology)	1,677	157,319
Altera Corp. (Semiconductors)	2,795	96,260
Amazon.com, Inc.* (Internet)	3,913	982,710
Amgen, Inc. (Biotechnology)	6,665	575,323
Analog Devices, Inc. (Semiconductors)	2,623	110,323
Apple Computer, Inc. (Computers)	8,170	4,354,854
Applied Materials, Inc. (Semiconductors)	10,707	122,488
Autodesk, Inc.* (Software)	1,935	68,402
Automatic Data Processing, Inc. (Commercial Services)	4,214	240,241
Avago Technologies, Ltd. (Semiconductors)	2,107	66,708
Baidu, Inc.*ADR (Internet)	2,365	237,186
Bed Bath & Beyond, Inc.* (Retail)	1,978	110,590
Biogen Idec, Inc.* (Biotechnology)	2,064	302,727
BMC Software, Inc.* (Software)	1,333	52,867
Broadcom Corp.—Class A (Semiconductors)	4,429	147,087
C.H. Robinson Worldwide, Inc. (Transportation)	1,376	86,992
CA, Inc. (Software)	3,999	87,898
Catamaran Corp.* (Health care providers & services)	1,763	83,055
Celgene Corp.* (Biotechnology)	3,655	287,722
Cerner Corp.* (Software)	1,505	116,848
Check Point Software Technologies, Ltd.* (Software)	1,763	83,989
Cisco Systems, Inc. (Telecommunications)	46,010	904,097
Citrix Systems, Inc.* (Software)	1,634	107,436
Cognizant Technology Solutions Corp.* (Computers)	2,623	194,233
Comcast Corp.—Class A (Media)	18,361	686,333
Costco Wholesale Corp. (Retail)	3,741	369,499
Dell, Inc. (Computers)	15,050	152,457
DENTSPLY International, Inc. (Healthcare-Products)	1,247	49,394
DIRECTV* (Media)	5,246	263,140
Discovery Communications, Inc.— Class A* (Media)	1,247	79,160
Dollar Tree, Inc.* (Retail)	1,978	80,228
eBay, Inc.* (Internet)	11,223	572,597
Equinix, Inc.* (Internet)	430	88,666
Expedia, Inc. (Internet)	1,075	66,059
Expeditors International of Washington, Inc. (Transportation)	1,806	71,427
Express Scripts Holding Co.* (Pharmaceuticals)	7,095	383,130
F5 Networks, Inc.* (Internet)	688	66,839
Facebook, Inc.—Class A* (Internet)	9,546	254,210
Fastenal Co. (Distribution/Wholesale)	2,580	120,460
Fiserv, Inc.* (Software)	1,161	91,754
Fossil, Inc.* (Distribution/Wholesale)	516	48,040
Garmin, Ltd. (Electronics)	1,677	68,455
Gilead Sciences, Inc.* (Biotechnology)	6,579	483,228
Google, Inc.—Class A* (Internet)	2,279	1,616,654
Henry Schein, Inc.* (Healthcare-Products)	774	62,276
Intel Corp. (Semiconductors)	43,129	889,752
Intuit, Inc. (Software)	2,580	153,510
Intuitive Surgical, Inc.* (Healthcare-Products)	344	168,687
KLA-Tencor Corp. (Semiconductors)	1,462	69,825
Liberty Global, Inc.—A* (Media)	1,247	78,549
Liberty Media Corp.—Liberty Capital—A* (Media)	946	109,745
Liberty Media Holding Corp.—Interactive Series A* (Internet & Catalog Retail)	4,472	88,009
Life Technologies Corp.* (Biotechnology)	1,505	73,865
Linear Technology Corp. (Semiconductors)	2,021	69,320
Mattel, Inc. (Toys/Games/Hobbies)	2,967	108,652
Maxim Integrated Products, Inc. (Semiconductors)	2,537	74,588
Microchip Technology, Inc. (Semiconductors)	1,677	54,653
Micron Technology, Inc.* (Semiconductors)	8,815	55,975
Microsoft Corp. (Software)	72,971	1,950,514
Mondelez International, Inc.—Class A (Food)	15,394	392,085
Monster Beverage Corp.* (Beverages)	1,505	79,584
Mylan Laboratories, Inc.* (Pharmaceuticals)	3,526	96,894
NetApp, Inc.* (Computers)	3,096	103,871
News Corp.—Class A (Media)	13,416	342,644
Nuance Communications, Inc.* (Software)	2,709	60,465
NVIDIA Corp. (Semiconductors)	5,418	66,587
Oracle Corp. (Software)	41,753	1,391,210
O’Reilly Automotive, Inc.* (Retail)	989	88,436
PACCAR, Inc. (Auto Manufacturers)	3,053	138,026
Paychex, Inc. (Commercial Services)	3,139	97,748
Perrigo Co. (Pharmaceuticals)	817	84,993
Priceline.com, Inc.* (Internet)	430	267,116
Qualcomm, Inc. (Telecommunications)	14,792	917,399
Randgold Resources, Ltd.ADR (Mining)	473	46,945
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	817	139,764
Ross Stores, Inc. (Retail)	1,935	104,780
SanDisk Corp.* (Computers)	2,107	91,781
SBA Communications Corp.—Class A* (Telecommunications)	1,075	76,347
Seagate Technology PLC (Computers)	3,268	99,609
Sears Holdings Corp. (Multiline Retail)	903	37,348
Sigma-Aldrich Corp. (Chemicals)	1,032	75,935
Sirius XM Radio, Inc. (Media)	45,150	130,484
Staples, Inc. (Retail)	5,848	66,667
Starbucks Corp. (Retail)	6,450	345,849
Stericycle, Inc.* (Environmental Control)	731	68,180
Symantec Corp.* (Internet)	6,020	113,236
Texas Instruments, Inc. (Semiconductors)	9,718	300,676
Verisk Analytics, Inc.—A* (Commercial Services)	1,462	74,562
Vertex Pharmaceuticals, Inc.* (Biotechnology)	1,892	79,350
Viacom, Inc.—Class B (Media)	3,913	206,372
Virgin Media, Inc. (Telecommunications)	2,322	85,334
Vodafone Group PLCADR (Telecommunications)	8,471	213,384
Western Digital Corp. (Computers)	2,107	89,526
Whole Foods Market, Inc. (Food)	1,591	145,306
Wynn Resorts, Ltd. (Lodging)	860	96,741
Xilinx, Inc. (Semiconductors)	2,279	81,816
Yahoo!, Inc.* (Internet)	10,234	203,657
TOTAL COMMON STOCKS (Cost $12,564,154)		26,625,357

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP NASDAQ-100 :: 45

Repurchase Agreements(a)(b) (44.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.05%—0.10%, dated 12/31/12, due 1/2/13, total to be received $18,990,047	$18,990,000	$18,990,000
TOTAL REPURCHASE AGREEMENTS (Cost $18,990,000)		18,990,000
TOTAL INVESTMENT SECURITIES (Cost $31,554,154)—105.9%		45,615,357
Net other assets (liabilities)—(5.9)%		(2,521,810)
NET ASSETS—100.0%		$43,093,547

*                 Non-income producing security

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2012, the aggregate amount held in a segregated account was $1,655,000.

(b)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR    American Depositary Receipt

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini NASDAQ-100 Futures Contracts expiring 3/18/13 (Underlying notional amount at value $7,596,160)	143	$45,068

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100 Index	$3,080,117	$38,373
Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100 Index	5,828,345	94,814
		$133,187

ProFund VP NASDAQ-100 invested in the following industries as of December 31, 2012:

	Value	% of Net Assets
Auto Manufacturers	$138,026	0.3%
Beverages	79,584	0.2%
Biotechnology	2,099,298	4.8%
Chemicals	75,935	0.2%
Commercial Services	412,551	1.0%
Computers	5,086,331	11.7%
Distribution/Wholesale	168,500	0.4%
Electronics	68,455	0.2%
Environmental Control	68,180	0.2%
Food	537,391	1.2%
Health care providers & services	83,055	0.2%
Healthcare-Products	280,357	0.7%
Internet	4,532,259	10.5%
Internet & Catalog Retail	88,009	0.2%
Lodging	96,741	0.2%
Media	1,896,427	4.4%
Mining	46,945	0.1%
Multiline Retail	37,348	0.1%
Pharmaceuticals	565,017	1.3%
Retail	1,166,049	2.7%
Semiconductors	2,206,058	5.2%
Software	4,429,209	10.3%
Telecommunications	2,196,561	5.1%
Toys/Games/Hobbies	108,652	0.3%
Transportation	158,419	0.3%
Other**	16,468,190	38.2%
Total	$43,093,547	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

46 :: ProFund VP NASDAQ-100 :: Financial Statements

Statement of Assets and Liabilities
December 31, 2012

ASSETS:
Total Investment Securities, at cost	$31,554,154
Securities, at value	26,625,357
Repurchase agreements, at value	18,990,000
Total Investment Securities, at value	45,615,357
Cash	901
Segregated cash balances with brokers	356,785
Dividends and interest receivable	12,427
Unrealized gain on swap agreements	133,187
Receivable for capital shares issued	94,071
Variation margin on futures contracts	158,015
Prepaid expenses	437
TOTAL ASSETS	46,371,180

LIABILITIES:
Payable for capital shares redeemed	3,116,156
Advisory fees payable	27,702
Management services fees payable	3,693
Administration fees payable	1,699
Administrative services fees payable	21,748
Distribution fees payable	20,005
Trustee fees payable	35
Transfer agency fees payable	5,973
Fund accounting fees payable	3,894
Compliance services fees payable	430
Other accrued expenses	76,298
TOTAL LIABILITIES	3,277,633
NET ASSETS	$43,093,547

NET ASSETS CONSIST OF:
Capital	$40,109,409
Accumulated net investment income (loss)	2,708
Accumulated net realized gains (losses) on investments	(11,258,028)
Net unrealized appreciation (depreciation) on investments	14,239,458
NET ASSETS	$43,093,547

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,898,086

Net Asset Value (offering and redemption price per share)	$22.70

Statement of Operations
For the Year Ended December 31, 2012

INVESTMENT INCOME:
Dividends	$387,217
Interest	31,751
TOTAL INVESTMENT INCOME	418,968

EXPENSES:
Advisory fees	417,170
Management services fees	55,622
Administration fees	26,030
Transfer agency fees	40,933
Administrative services fees	165,959
Distribution fees	139,057
Custody fees	8,831
Fund accounting fees	56,646
Trustee fees	1,416
Compliance services fees	833
Other fees	102,946
Total Gross Expenses before reductions	1,015,443
Less Expenses reduced by the Advisor	(80,984)
TOTAL NET EXPENSES	934,459
NET INVESTMENT INCOME (LOSS)	(515,491)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	176,330
Net realized gains (losses) on futures contracts	297,996
Net realized gains (losses) on swap agreements	4,001,167
Change in net unrealized appreciation/depreciation on investments	3,731,728
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	8,207,221
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$7,691,730

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP NASDAQ-100 :: 47

Statements of Changes in Net Assets

	Year Ended December 31, 2012	Year Ended December 31, 2011
FROM INVESTMENT ACTIVITES:
OPERATIONS:
Net investment income (loss)	$(515,491)	$(596,514)
Net realized gains (losses) on investments	4,475,493	1,252,151
Change in net unrealized appreciation/depreciation on investments	3,731,728	(2,918,988)
Change in net assets resulting from operations	7,691,730	(2,263,351)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	307,898,415	279,822,278
Value of shares redeemed	(317,676,276)	(289,443,406)
Change in net assets resulting from capital transactions	(9,777,861)	(9,621,128)
Change in net assets	(2,086,131)	(11,884,479)
NET ASSETS:
Beginning of period	45,179,678	57,064,157
End of period	$43,093,547	$45,179,678
Accumulated net investment income (loss)	$2,708	$7,301
SHARE TRANSACTIONS:
Issued	13,605,030	14,073,181
Redeemed	(14,020,297)	(14,723,999)
Change in shares	(415,267)	(650,818)

See accompanying notes to the financial statements.

48 :: ProFund VP NASDAQ-100 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008
Net Asset Value, Beginning of Period	$19.53	$19.25	$16.28	$10.71	$18.62

Investment Activities:
Net investment income (loss)(a)	(0.21)	(0.24)	(0.19)	(0.15)	(0.16)
Net realized and unrealized gains (losses) on investments	3.38	0.52 (b)	3.16	5.72	(7.75)
Total income (loss) from investment activities	3.17	0.28	2.97	5.57	(7.91)

Net Asset Value, End of Period	$22.70	$19.53	$19.25	$16.28	$10.71

Total Return	16.23%	1.45%	18.24%	52.01%	(42.48)%

Ratios to Average Net Assets:
Gross expenses	1.82%	1.82%	1.78%	1.83%	1.76%
Net expenses	1.68%	1.68%	1.68%	1.67%	1.63%
Net investment income (loss)	(0.93)%	(1.21)%	(1.13)%	(1.13)%	(1.02)%

Supplemental Data:
Net assets, end of period (000’s)	$43,094	$45,180	$57,064	$53,746	$22,323
Portfolio turnover rate(c)	7%	38%	28%	238%	470%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)          Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

Management Discussion of Fund Performance :: ProFund VP Large-Cap Value :: 49

ProFund VP Large-Cap Value seeks daily investment results that, before fees and expenses, correspond to the daily performance of the S&P 500 Value Index (the “Index”). For the year ended December 31, 2012, the Fund had a total return of 15.42%. For the same period, the Index had a total return of 17.68%(1) and a volatility of 13.70%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities that, in combination, should have similar daily return characteristics as the daily return of the Index. The Index is designed to provide a comprehensive measure of large-cap U.S. equity “value” performance. It is an unmanaged float-adjusted market capitalization weighted index comprising stocks representing approximately half the market capitalization of the S&P 500 that have been identified as being on the value end of the growth-value spectrum.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Large-Cap Value from May 3, 2004 to December 31, 2012, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/12

Fund	One Year	Five Year	Since Inception
ProFund VP Large-Cap Value	15.42%	-1.76%	2.63%
S&P 500 Value Index	17.68%	-0.15%	4.57%

Expense Ratios**

Fund	Gross	Net
ProFund VP Large-Cap Value	1.85%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2012. Contractual fee waivers are in effect through April 30, 2013.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
General Electric Co.	3.7%
Chevron Corp.	3.3%
AT&T, Inc.	3.0%
Exxon Mobil Corp.	3.0%
J.P. Morgan Chase & Co.	2.7%

S&P 500 Value Index – Composition

% of Index
Financial	22%
Consumer, Non-cyclical	16%
Energy	16%
Industrial	13%
Consumer, Cyclical	9%
Communications	7%
Utilities	7%
Technology	6%
Basic Materials	4%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)         The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the net asset value of the Fund.

(3)         Prior to December 19, 2005, the index underlying the Fund’s benchmark was named the S&P 500/Barra Value Index. The former index used a methodology that incorporated a single variable, Book-to-Price ratio, in determining if a stock was to be included in either a growth or value index. The S&P 500/Barra Value Index represents performance from May 3, 2004 to December 16, 2005 and the S&P 500 Value Index represents performance from December 19, 2005 to present.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

50 :: ProFund VP Large-Cap Value :: Financial Statements

Schedule of Portfolio Investments :: December 31, 2012

Common Stocks (100.3%)

	Shares	Value
3M Co. (Miscellaneous Manufacturing)	992	$92,107
Abbott Laboratories (Pharmaceuticals)	2,232	146,196
Abercrombie & Fitch Co.—Class A (Retail)	248	11,897
Accenture PLC—Class A (Computers)	868	57,722
ACE, Ltd. (Insurance)	1,240	98,952
Advanced Micro Devices, Inc.* (Semiconductors)	2,232	5,357
Aetna, Inc. (Healthcare-Services)	1,240	57,412
AFLAC, Inc. (Insurance)	1,736	92,216
AGL Resources, Inc. (Gas)	496	19,825
Air Products & Chemicals, Inc. (Chemicals)	744	62,511
Airgas, Inc. (Chemicals)	124	11,320
Alcoa, Inc. (Mining)	3,968	34,442
Allegheny Technologies, Inc. (Iron/Steel)	372	11,294
Allergan, Inc. (Pharmaceuticals)	372	34,124
Allstate Corp. (Insurance)	1,860	74,716
Altera Corp. (Semiconductors)	496	17,082
Altria Group, Inc. (Agriculture)	3,224	101,298
Ameren Corp. (Electric)	868	26,665
American Electric Power, Inc. (Electric)	1,860	79,385
American International Group, Inc.* (Insurance)	5,580	196,975
AmerisourceBergen Corp. (Pharmaceuticals)	868	37,480
Anadarko Petroleum Corp. (Oil & Gas)	868	64,501
Analog Devices, Inc. (Semiconductors)	372	15,646
Aon PLC (Insurance)	496	27,578
Apache Corp. (Oil & Gas)	1,488	116,808
Apartment Investment and Management Co.—Class A (REIT)	248	6,711
Apollo Group, Inc.—Class A* (Commercial Services)	372	7,782
Archer-Daniels-Midland Co. (Agriculture)	2,480	67,927
Assurant, Inc. (Insurance)	248	8,606
AT&T, Inc. (Telecommunications)	21,328	718,966
Autodesk, Inc.* (Software)	248	8,767
Automatic Data Processing, Inc. (Commercial Services)	744	42,416
AutoNation, Inc.* (Retail)	124	4,923
AvalonBay Communities, Inc. (REIT)	248	33,626
Avery Dennison Corp. (Household Products/Wares)	372	12,990
Avon Products, Inc. (Cosmetics/Personal Care)	1,612	23,148
Baker Hughes, Inc. (Oil & Gas Services)	1,612	65,834
Bank of New York Mellon Corp. (Banks)	2,108	54,176
Bard (C.R.), Inc. (Healthcare-Products)	124	12,120
BB&T Corp. (Banks)	2,604	75,802
Beam, Inc. (Beverages)	620	37,875
Becton, Dickinson & Co. (Healthcare-Products)	372	29,087
Bed Bath & Beyond, Inc.* (Retail)	372	20,799
Bemis Co., Inc. (Packaging & Containers)	248	8,298
Berkshire Hathaway, Inc.—Class B* (Insurance)	6,820	611,755
Best Buy Co., Inc. (Retail)	992	11,755
Big Lots, Inc.* (Retail)	248	7,058
BlackRock, Inc. (Diversified Financial Services)	248	51,264
BMC Software, Inc.* (Software)	248	9,836
Boston Properties, Inc. (REIT)	248	26,241
Boston Scientific Corp.* (Healthcare-Products)	2,976	17,052
Bristol-Myers Squibb Co. (Pharmaceuticals)	2,728	88,906
C.H. Robinson Worldwide, Inc. (Transportation)	248	15,679
CA, Inc. (Software)	1,240	27,255
Cablevision Systems Corp. NY—Class A (Media)	868	12,968
Cabot Oil & Gas Corp. (Oil & Gas)	372	18,503
Cameron International Corp.* (Oil & Gas Services)	496	28,004
Campbell Soup Co. (Food)	372	12,979
Capital One Financial Corp. (Banks)	2,232	129,300
Cardinal Health, Inc. (Pharmaceuticals)	1,240	51,063
CareFusion Corp.* (Healthcare-Products)	868	24,807
CarMax, Inc.* (Retail)	372	13,965
Carnival Corp.—Class A (Leisure Time)	1,736	63,833
Caterpillar, Inc. (Machinery-Construction & Mining)	2,480	222,159
CBRE Group, Inc.—Class A* (Real Estate)	496	9,870
CenterPoint Energy, Inc. (Gas)	1,612	31,031
CenturyLink, Inc. (Telecommunications)	2,356	92,167
Chesapeake Energy Corp. (Oil & Gas)	1,984	32,974
Chevron Corp. (Oil & Gas)	7,316	791,153
CIGNA Corp. (Healthcare-Services)	1,116	59,661
Cincinnati Financial Corp. (Insurance)	496	19,423
Cisco Systems, Inc. (Telecommunications)	10,540	207,111
Citigroup, Inc. (Banks)	11,036	436,585
Citrix Systems, Inc.* (Software)	248	16,306
Cliffs Natural Resources, Inc. (Iron/Steel)	496	19,126
Clorox Co. (Household Products/Wares)	248	18,159
CME Group, Inc. (Diversified Financial Services)	1,116	56,592
CMS Energy Corp. (Electric)	992	24,185
Coca-Cola Enterprises, Inc. (Beverages)	372	11,804
Colgate-Palmolive Co. (Cosmetics/Personal Care)	620	64,815
Comerica, Inc. (Banks)	372	11,286
Computer Sciences Corp. (Computers)	248	9,932
ConAgra Foods, Inc. (Food)	1,488	43,896
ConocoPhillips (Oil & Gas)	4,588	266,058
CONSOL Energy, Inc. (Coal)	868	27,863
Consolidated Edison, Inc. (Electric)	1,116	61,983
Corning, Inc. (Telecommunications)	5,580	70,420
Costco Wholesale Corp. (Retail)	868	85,732
Coventry Health Care, Inc. (Healthcare-Services)	496	22,236
Covidien PLC (Healthcare-Products)	620	35,799
CSX Corp. (Transportation)	3,844	75,842
CVS Caremark Corp. (Retail)	4,712	227,825
Danaher Corp. (Miscellaneous Manufacturing)	868	48,521
Darden Restaurants, Inc. (Retail)	496	22,355
Dean Foods Co.* (Food)	744	12,283
Deere & Co. (Machinery-Diversified)	496	42,864
Dell, Inc. (Computers)	5,456	55,269
DENTSPLY International, Inc. (Healthcare-Products)	248	9,823
Devon Energy Corp. (Oil & Gas)	1,364	70,983
Diamond Offshore Drilling, Inc. (Oil & Gas)	248	16,854
Dollar General Corp.* (Retail)	372	16,401
Dominion Resources, Inc. (Electric)	2,108	109,194
Dover Corp. (Miscellaneous Manufacturing)	248	16,296
DTE Energy Co. (Electric)	620	37,231
Duke Energy Corp. (Electric)	2,604	166,135
Dun & Bradstreet Corp. (Software)	124	9,753
E*TRADE Financial Corp.* (Diversified Financial Services)	992	8,878
E.I. du Pont de Nemours & Co. (Chemicals)	1,736	78,068
Eaton Corp. PLC (Electrical Components & Equipment)	868	47,046
Edison International (Electric)	1,240	56,036
Electronic Arts, Inc.* (Software)	1,116	16,215

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Large-Cap Value :: 51

Common Stocks, continued

	Shares	Value
Emerson Electric Co. (Electrical Components & Equipment)	1,488	$78,804
Ensco PLC—Class AADR (Oil & Gas)	868	51,455
Entergy Corp. (Electric)	620	39,525
EQT Corp. (Oil & Gas)	248	14,627
Equity Residential (REIT)	620	35,135
Exelon Corp. (Electric)	3,224	95,882
Expedia, Inc. (Internet)	124	7,620
Expeditors International of Washington, Inc. (Transportation)	372	14,713
Express Scripts Holding Co.* (Pharmaceuticals)	1,364	73,656
Exxon Mobil Corp. (Oil & Gas)	7,936	686,861
FedEx Corp. (Transportation)	1,116	102,359
Fidelity National Information Services, Inc. (Software)	248	8,633
Fifth Third Bancorp (Banks)	3,348	50,856
First Horizon National Corp. (Banks)	496	4,920
First Solar, Inc.* (Energy-Alternate Sources)	248	7,658
FirstEnergy Corp. (Electric)	1,612	67,317
FLIR Systems, Inc. (Electronics)	620	13,832
Flowserve Corp. (Machinery-Diversified)	124	18,203
Fluor Corp. (Engineering & Construction)	620	36,419
FMC Technologies, Inc.* (Oil & Gas Services)	496	21,244
Ford Motor Co. (Auto Manufacturers)	14,384	186,273
Forest Laboratories, Inc.* (Pharmaceuticals)	868	30,658
Freeport-McMoRan Copper & Gold, Inc. (Mining)	3,596	122,984
Frontier Communications Corp. (Telecommunications)	3,720	15,922
GameStop Corp.—Class A (Retail)	496	12,445
Gannett Co., Inc. (Media)	496	8,933
Garmin, Ltd. (Electronics)	372	15,185
General Dynamics Corp. (Aerospace/Defense)	1,240	85,895
General Electric Co. (Miscellaneous Manufacturing)	39,432	827,678
General Mills, Inc. (Food)	1,364	55,119
Genuine Parts Co. (Distribution/Wholesale)	620	39,420
Genworth Financial, Inc.—Class A* (Insurance)	1,860	13,969
H & R Block, Inc. (Commercial Services)	620	11,514
Halliburton Co. (Oil & Gas Services)	1,984	68,825
Harley-Davidson, Inc. (Leisure Time)	372	18,168
Harman International Industries, Inc. (Home Furnishings)	248	11,071
Harris Corp. (Telecommunications)	248	12,142
Hartford Financial Services Group, Inc. (Insurance)	1,612	36,173
Hasbro, Inc. (Toys/Games/Hobbies)	496	17,806
HCP, Inc. (REIT)	744	33,614
Heinz (H.J.) Co. (Food)	620	35,762
Helmerich & Payne, Inc. (Oil & Gas)	372	20,836
Hess Corp. (Oil & Gas)	1,116	59,103
Hewlett-Packard Co. (Computers)	7,440	106,020
Honeywell International, Inc. (Miscellaneous Manufacturing)	1,488	94,443
Hormel Foods Corp. (Food)	496	15,480
Hospira, Inc.* (Healthcare-Products)	620	19,369
Host Hotels & Resorts, Inc. (REIT)	2,728	42,748
Hudson City Bancorp, Inc. (Savings & Loans)	1,736	14,114
Humana, Inc. (Healthcare-Services)	620	42,551
Ingersoll-Rand PLC (Miscellaneous Manufacturing)	496	23,788
Integrys Energy Group, Inc. (Electric)	248	12,951
IntercontinentalExchange, Inc.* (Diversified Financial Services)	124	15,352
International Business Machines Corp. (Computers)	1,860	356,283
International Flavors & Fragrances, Inc. (Chemicals)	124	8,251
International Game Technology (Entertainment)	992	14,057
International Paper Co. (Forest Products & Paper)	1,612	64,222
Invesco, Ltd. (Diversified Financial Services)	620	16,176
Iron Mountain, Inc. (Commercial Services)	248	7,700
J.C. Penney Co., Inc. (Retail)	496	9,776
J.P. Morgan Chase & Co. (Banks)	14,260	627,013
Jabil Circuit, Inc. (Electronics)	744	14,352
Jacobs Engineering Group, Inc.* (Engineering & Construction)	496	21,115
Johnson & Johnson (Healthcare-Products)	4,836	339,003
Johnson Controls, Inc. (Auto Parts & Equipment)	2,604	79,943
Joy Global, Inc. (Machinery-Construction & Mining)	372	23,726
Juniper Networks, Inc.* (Telecommunications)	1,984	39,025
Kellogg Co. (Food)	496	27,702
KeyCorp (Banks)	1,736	14,617
Kimberly-Clark Corp. (Household Products/Wares)	620	52,346
Kimco Realty Corp. (REIT)	744	14,374
Kinder Morgan, Inc. (Pipelines)	2,356	83,237
Kohls Corp. (Retail)	744	31,977
Kraft Foods Group, Inc. (Food)	2,232	101,489
Kroger Co. (Food)	1,984	51,624
L-3 Communications Holdings, Inc. (Aerospace/Defense)	372	28,503
Laboratory Corp. of America Holdings* (Healthcare-Services)	372	32,223
Lam Research Corp.* (Semiconductors)	248	8,960
Legg Mason, Inc. (Diversified Financial Services)	496	12,757
Leucadia National Corp. (Holding Companies-Diversified)	744	17,700
Lincoln National Corp. (Insurance)	992	25,693
Linear Technology Corp. (Semiconductors)	248	8,506
Lockheed Martin Corp. (Aerospace/Defense)	496	45,776
Loews Corp. (Insurance)	1,116	45,477
LyondellBasell Industries N.V.—Class A (Chemicals)	1,488	84,950
M&T Bank Corp. (Banks)	124	12,210
Macy’s, Inc. (Retail)	1,488	58,061
Marathon Oil Corp. (Oil & Gas)	2,604	79,839
Marathon Petroleum Corp. (Oil & Gas)	744	46,872
Marriott International, Inc.—Class A (Lodging)	372	13,876
Marsh & McLennan Cos., Inc. (Insurance)	992	34,194
McDonald’s Corp. (Retail)	1,860	164,070
McGraw-Hill Cos., Inc. (Media)	372	20,337
McKesson Corp. (Pharmaceuticals)	868	84,161
Mead Johnson Nutrition Co.—Class A (Pharmaceuticals)	372	24,511
MeadWestvaco Corp. (Forest Products & Paper)	620	19,759
Medtronic, Inc. (Healthcare-Products)	1,984	81,384
MetLife, Inc. (Insurance)	4,092	134,791
MetroPCS Communications, Inc.* (Telecommunications)	620	6,163
Microchip Technology, Inc. (Semiconductors)	248	8,082
Micron Technology, Inc.* (Semiconductors)	2,232	14,173
Microsoft Corp. (Software)	12,772	341,395
Molex, Inc. (Electrical Components & Equipment)	248	6,778
Molson Coors Brewing Co.—Class B (Beverages)	620	26,530
Mondelez International, Inc.—Class A (Food)	6,696	170,547

See accompanying notes to the financial statements.

52 :: ProFund VP Large-Cap Value :: Financial Statements

Common Stocks, continued

	Shares	Value
Morgan Stanley Dean Witter & Co. (Banks)	5,208	$99,577
Motorola Solutions, Inc. (Telecommunications)	1,116	62,139
Murphy Oil Corp. (Oil & Gas)	744	44,305
Nabors Industries, Ltd.* (Oil & Gas)	1,116	16,126
NASDAQ Stock Market, Inc. (Diversified Financial Services)	496	12,405
National Oilwell Varco, Inc. (Oil & Gas Services)	1,612	110,180
NetApp, Inc.* (Computers)	496	16,641
Newfield Exploration Co.* (Oil & Gas)	496	13,283
Newmont Mining Corp. (Mining)	1,860	86,378
NextEra Energy, Inc. (Electric)	1,612	111,534
NIKE, Inc.—Class B (Apparel)	1,240	63,984
NiSource, Inc. (Gas)	1,116	27,777
Noble Corp. (Oil & Gas)	992	34,541
Norfolk Southern Corp. (Transportation)	1,240	76,682
Northeast Utilities System (Electric)	1,240	48,459
Northern Trust Corp. (Banks)	868	43,539
Northrop Grumman Corp. (Aerospace/Defense)	868	58,659
NRG Energy, Inc. (Electric)	1,240	28,508
Nucor Corp. (Iron/Steel)	620	26,771
NVIDIA Corp. (Semiconductors)	2,356	28,956
NYSE Euronext (Diversified Financial Services)	868	27,377
Occidental Petroleum Corp. (Oil & Gas)	3,100	237,491
Omnicom Group, Inc. (Advertising)	496	24,781
ONEOK, Inc. (Pipelines)	744	31,806
Owens-Illinois, Inc.* (Packaging & Containers)	620	13,187
Pall Corp. (Miscellaneous Manufacturing)	248	14,944
Parker Hannifin Corp. (Miscellaneous Manufacturing)	620	52,737
Patterson Cos., Inc. (Healthcare-Products)	372	12,734
Paychex, Inc. (Commercial Services)	496	15,445
Peabody Energy Corp. (Coal)	992	26,397
Pentair, Ltd. (Miscellaneous Manufacturing)	372	18,284
People’s United Financial, Inc. (Savings & Loans)	1,364	16,490
Pepco Holdings, Inc. (Electric)	868	17,021
Pfizer, Inc. (Pharmaceuticals)	11,284	283,002
PG&E Corp. (Electric)	1,612	64,770
Phillips 66 (Oil & Gas)	2,356	125,104
Pinnacle West Capital Corp. (Electric)	372	18,965
Pitney Bowes, Inc. (Office/Business Equipment)	744	7,916
Plum Creek Timber Co., Inc. (Forest Products & Paper)	248	11,004
PNC Financial Services Group (Banks)	1,984	115,687
PPL Corp. (Electric)	2,232	63,902
Praxair, Inc. (Chemicals)	496	54,287
Precision Castparts Corp. (Metal Fabricate/Hardware)	248	46,976
Principal Financial Group, Inc. (Insurance)	992	28,292
Procter & Gamble Co. (Cosmetics/Personal Care)	5,208	353,571
Progressive Corp. (Insurance)	2,108	44,479
Prologis, Inc. (REIT)	1,736	63,347
Prudential Financial, Inc. (Insurance)	992	52,903
Public Service Enterprise Group, Inc. (Electric)	1,860	56,916
Public Storage, Inc. (REIT)	248	35,950
QEP Resources, Inc. (Oil & Gas)	620	18,767
Quest Diagnostics, Inc. (Healthcare-Services)	620	36,127
Range Resources Corp. (Oil & Gas)	248	15,582
Raytheon Co. (Aerospace/Defense)	1,240	71,374
Regions Financial Corp. (Banks)	2,728	19,423
Republic Services, Inc. (Environmental Control)	1,116	32,732
Reynolds American, Inc. (Agriculture)	620	25,687
Robert Half International, Inc. (Commercial Services)	248	7,892
Rockwell Automation, Inc. (Machinery-Diversified)	124	10,415
Rockwell Collins, Inc. (Aerospace/Defense)	248	14,426
Rowan Cos. PLC—Class A* (Oil & Gas)	496	15,510
Ryder System, Inc. (Transportation)	248	12,383
Safeway, Inc. (Food)	868	15,702
SAIC, Inc. (Commercial Services)	1,116	12,633
SanDisk Corp.* (Computers)	868	37,810
SCANA Corp. (Electric)	496	22,637
Schlumberger, Ltd. (Oil & Gas Services)	1,984	137,471
Sealed Air Corp. (Packaging & Containers)	372	6,514
Sempra Energy (Gas)	372	26,390
Sigma-Aldrich Corp. (Chemicals)	248	18,248
Simon Property Group, Inc. (REIT)	372	58,809
Southern Co. (Electric)	3,224	138,019
Southwestern Energy Co.* (Oil & Gas)	620	20,714
Spectra Energy Corp. (Pipelines)	2,480	67,902
St. Jude Medical, Inc. (Healthcare-Products)	1,116	40,332
Stanley Black & Decker, Inc. (Hand/Machine Tools)	620	45,861
Staples, Inc. (Retail)	2,480	28,272
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	248	14,225
State Street Corp. (Banks)	1,736	81,609
Stryker Corp. (Healthcare-Products)	496	27,191
SunTrust Banks, Inc. (Banks)	1,984	56,246
Symantec Corp.* (Internet)	992	18,660
Sysco Corp. (Food)	2,232	70,665
Target Corp. (Retail)	2,480	146,741
TE Connectivity, Ltd. (Electronics)	868	32,220
TECO Energy, Inc. (Electric)	744	12,469
Tenet Healthcare Corp.* (Healthcare-Services)	372	12,079
Texas Instruments, Inc. (Semiconductors)	1,612	49,876
Textron, Inc. (Miscellaneous Manufacturing)	1,116	27,666
The ADT Corp. (Commercial Services)	372	17,294
The AES Corp. (Electric)	2,356	25,209
The Charles Schwab Corp. (Diversified Financial Services)	4,092	58,762
The Chubb Corp. (Insurance)	992	74,717
The Dow Chemical Co. (Chemicals)	4,464	144,277
The Estee Lauder Cos., Inc.—Class A (Cosmetics/Personal Care)	372	22,268
The Goldman Sachs Group, Inc. (Banks)	1,612	205,627
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	868	11,987
The Interpublic Group of Cos., Inc. (Advertising)	868	9,565
The JM Smucker Co.—Class A (Food)	248	21,388
The Travelers Cos., Inc. (Insurance)	1,488	106,868
The Williams Cos., Inc. (Pipelines)	1,240	40,598
Thermo Fisher Scientific, Inc. (Electronics)	372	23,726
Tiffany & Co. (Retail)	248	14,220
Torchmark Corp. (Insurance)	372	19,221
Total System Services, Inc. (Commercial Services)	372	7,968
Tyco International, Ltd. (Miscellaneous Manufacturing)	1,736	50,778
Tyson Foods, Inc.—Class A (Food)	1,116	21,650
United Parcel Service, Inc.—Class B (Transportation)	1,364	100,567
United States Steel Corp. (Iron/Steel)	496	11,840
United Technologies Corp. (Aerospace/Defense)	3,224	264,401
UnitedHealth Group, Inc. (Healthcare-Services)	3,844	208,498
UnumProvident Corp. (Insurance)	992	20,653
Valero Energy Corp. (Oil & Gas)	2,108	71,925
Varian Medical Systems, Inc.* (Healthcare-Products)	124	8,710
Ventas, Inc. (REIT)	372	24,076

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Large-Cap Value :: 53

Common Stocks, continued

	Shares	Value
Verizon Communications, Inc. (Telecommunications)	5,704	$246,812
Viacom, Inc.—Class B (Media)	744	39,239
Vornado Realty Trust (REIT)	372	29,790
Vulcan Materials Co. (Mining)	124	6,454
W.W. Grainger, Inc. (Distribution/Wholesale)	124	25,094
Walgreen Co. (Retail)	3,224	119,320
Wal-Mart Stores, Inc. (Retail)	6,324	431,487
Walt Disney Co. (Media)	1,984	98,783
Waste Management, Inc. (Environmental Control)	1,612	54,389
Waters Corp.* (Electronics)	124	10,803
WellPoint, Inc. (Healthcare-Services)	1,116	67,987
Wells Fargo & Co. (Banks)	18,352	627,272
Western Digital Corp. (Computers)	868	36,881
Western Union Co. (Commercial Services)	2,232	30,378
Weyerhaeuser Co. (REIT)	744	20,698
Whirlpool Corp. (Home Furnishings)	248	25,234
Windstream Corp. (Telecommunications)	2,232	18,481
Wisconsin Energy Corp. (Electric)	868	31,986
WPX Energy, Inc.* (Oil & Gas)	744	11,071
Xcel Energy, Inc. (Electric)	1,860	49,681
Xerox Corp. (Office/Business Equipment)	4,712	32,136
Xilinx, Inc. (Semiconductors)	372	13,355
XL Group PLC (Insurance)	1,116	27,967
Xylem, Inc. (Machinery-Diversified)	372	10,081
YUM! Brands, Inc. (Retail)	620	41,168
Zimmer Holdings, Inc. (Healthcare-Products)	248	16,532
TOTAL COMMON STOCKS (Cost $18,133,863)		23,223,459

Repurchase Agreements(a) (0.2%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.05%—0.10%, dated 12/31/12, due 1/2/13, total to be received $40,000	$40,000	$40,000
TOTAL REPURCHASE AGREEMENTS (Cost $40,000)		40,000
TOTAL INVESTMENT SECURITIES (Cost $18,173,863)—100.5%		23,263,459
Net other assets (liabilities)—(0.5)%		(111,194)
NET ASSETS—100.0%		$23,152,265

*                      Non-income producing security

(a)              The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR         American Depositary Receipt

ProFund VP Large-Cap Value invested in the following industries as of December 31, 2012:

	Value	% of Net Assets
Advertising	$34,346	0.1%
Aerospace/Defense	569,034	2.5%
Agriculture	194,912	0.8%
Apparel	63,984	0.3%
Auto Manufacturers	186,273	0.7%
Auto Parts & Equipment	91,930	0.4%
Banks	2,665,745	11.4%
Beverages	76,209	0.3%
Chemicals	461,912	2.0%
Coal	54,260	0.2%
Commercial Services	161,022	0.8%
Computers	676,558	3.0%
Cosmetics/Personal Care	463,802	2.0%
Distribution/Wholesale	64,514	0.3%
Diversified Financial Services	259,563	1.1%
Electric	1,466,565	6.3%
Electrical Components & Equipment	132,628	0.5%
Electronics	110,118	0.4%
Energy-Alternate Sources	7,658	NM
Engineering & Construction	57,534	0.2%
Entertainment	14,057	0.1%
Environmental Control	87,121	0.4%
Food	656,286	2.9%
Forest Products & Paper	94,985	0.4%
Gas	105,023	0.5%
Hand/Machine Tools	45,861	0.2%
Healthcare-Products	673,943	3.0%
Healthcare-Services	538,774	2.4%
Holding Companies-Diversified	17,700	0.1%
Home Furnishings	36,305	0.2%
Household Products/Wares	83,495	0.4%
Insurance	1,795,618	7.7%
Internet	26,280	0.1%
Iron/Steel	69,031	0.3%
Leisure Time	82,001	0.4%
Lodging	28,101	0.1%
Machinery-Construction & Mining	245,885	1.1%
Machinery-Diversified	81,563	0.3%
Media	180,260	0.8%
Metal Fabricate/Hardware	46,976	0.2%
Mining	250,258	1.1%
Miscellaneous Manufacturing	1,267,242	5.6%
Office/Business Equipment	40,052	0.1%
Oil & Gas	2,961,846	12.8%
Oil & Gas Services	431,558	1.9%
Packaging & Containers	27,999	0.1%
Pharmaceuticals	853,757	3.6%
Pipelines	223,543	1.0%
Real Estate	9,870	NM
REIT	425,119	1.9%
Retail	1,480,247	6.4%
Savings & Loans	30,604	0.1%
Semiconductors	169,993	0.7%
Software	438,160	1.9%
Telecommunications	1,489,348	6.4%
Toys/Games/Hobbies	17,806	0.1%
Transportation	398,225	1.7%
Other**	(71,194)	(0.3)%
Total	$23,152,265	100.0%

**               Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM              Not meaningful, amount is less than 0.05%.

REIT         Real Estate Investment Trust

See accompanying notes to the financial statements.

54 :: ProFund VP Large-Cap Value :: Financial Statements

Statement of Assets and Liabilities
December 31, 2012

ASSETS:
Total Investment Securities, at cost	$18,173,863
Securities, at value	23,223,459
Repurchase agreements, at value	40,000
Total Investment Securities, at value	23,263,459
Cash	288
Dividends and interest receivable	25,169
Receivable for capital shares issued	105,634
Receivable for investments sold	7,464
Prepaid expenses	202
TOTAL ASSETS	23,402,216

LIABILITIES:
Payable for investments purchased	187,308
Payable for capital shares redeemed	750
Advisory fees payable	10,678
Management services fees payable	1,424
Administration fees payable	823
Administrative services fees payable	7,534
Distribution fees payable	6,473
Trustee fees payable	17
Transfer agency fees payable	3,007
Fund accounting fees payable	1,885
Compliance services fees payable	199
Other accrued expenses	29,853
TOTAL LIABILITIES	249,951
NET ASSETS	$23,152,265

NET ASSETS CONSIST OF:
Capital	$31,147,952
Accumulated net investment income (loss)	229,857
Accumulated net realized gains (losses) on investments	(13,315,140)
Net unrealized appreciation (depreciation) on investments	5,089,596
NET ASSETS	$23,152,265

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	848,599

Net Asset Value (offering and redemption price per share)	$27.28

Statement of Operations
For the Year Ended December 31, 2012

INVESTMENT INCOME:
Dividends	$642,446
Interest	47
Foreign tax withholding	(310)
TOTAL INVESTMENT INCOME	642,183

EXPENSES:
Advisory fees	186,612
Management services fees	24,881
Administration fees	11,604
Transfer agency fees	18,249
Administrative services fees	81,989
Distribution fees	62,204
Custody fees	31,475
Fund accounting fees	27,335
Trustee fees	627
Compliance services fees	349
Other fees	33,880
Total Gross Expenses before reductions	479,205
Less Expenses reduced by the Advisor	(61,194)
TOTAL NET EXPENSES	418,011
NET INVESTMENT INCOME (LOSS)	224,172

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	2,854,812
Change in net unrealized appreciation/depreciation on investments	(17,375)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	2,837,437

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$3,061,609

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Large-Cap Value :: 55

Statements of Changes in Net Assets

	Year Ended December 31, 2012	Year Ended December 31, 2011
FROM INVESTMENT ACTIVITES:
OPERATIONS:
Net investment income (loss)	$224,172	$206,909
Net realized gains (losses) on investments	2,854,812	434,875
Change in net unrealized appreciation/depreciation on investments	(17,375)	(1,598,249)
Change in net assets resulting from operations	3,061,609	(956,465)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(204,043)	(229,358)
Change in net assets resulting from distributions	(204,043)	(229,358)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	48,852,651	75,061,762
Dividends reinvested	204,043	229,358
Value of shares redeemed	(51,063,932)	(85,728,322)
Change in net assets resulting from capital transactions	(2,007,238)	(10,437,202)
Change in net assets	850,328	(11,623,025)

NET ASSETS:
Beginning of period	22,301,937	33,924,962
End of period	$23,152,265	$22,301,937
Accumulated net investment income (loss)	$229,857	$206,852

SHARE TRANSACTIONS:
Issued	1,869,986	3,053,230
Reinvested	7,903	8,980
Redeemed	(1,965,462)	(3,521,698)
Change in shares	(87,573)	(459,488)

See accompanying notes to the financial statements.

56 :: ProFund VP Large-Cap Value :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008
Net Asset Value, Beginning of Period	$23.82	$24.31	$21.74	$18.52	$37.43

Investment Activities:
Net investment income (loss)(a)	0.23	0.18	0.16	0.24	0.49
Net realized and unrealized gains (losses) on investments	3.43	(0.48)	2.63	3.35	(14.16)
Total income (loss) from investment activities	3.66	(0.30)	2.79	3.59	(13.67)

Distributions to Shareholders From:
Net investment income	(0.20)	(0.19)	(0.22)	(0.37)	(0.62)
Net realized gains on investments	—	—	—	—	(4.62)
Total distributions	(0.20)	(0.19)	(0.22)	(0.37)	(5.24)

Net Asset Value, End of Period	$27.28	$23.82	$24.31	$21.74	$18.52

Total Return	15.42%	(1.28)%	12.89%	19.47%	(40.46)%

Ratios to Average Net Assets:
Gross expenses	1.93%	1.85%	1.88%	1.89%	1.82%
Net expenses	1.68%	1.68%	1.68%	1.67%	1.63%
Net investment income (loss)	0.90%	0.76%	0.72%	1.26%	1.69%

Supplemental Data:
Net assets, end of period (000’s)	$23,152	$22,302	$33,925	$29,532	$33,194
Portfolio turnover rate(b)	212%	276%	329%	217%	304%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

Management Discussion of Fund Performance :: ProFund VP Large-Cap Growth :: 57

ProFund VP Large-Cap Growth seeks daily investment results that, before fees and expenses, correspond to the daily performance of the S&P 500 Growth Index (the “Index”). For the year ended December 31, 2012, the Fund had a total return of 12.72%. For the same period, the Index had a total return of 14.61%(1) and a volatility of 12.34%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities that, in combination, should have similar daily return characteristics as the daily return of the Index. The Index is designed to provide a comprehensive measure of large-cap U.S. equity “growth” performance. It is an unmanaged float-adjusted market capitalization weighted index comprising stocks representing approximately half the market capitalization of the S&P 500 that have been identified as being on the growth end of the growth-value spectrum.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Large-Cap Growth from May 3, 2004 to December 31, 2012, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/12

Fund	One Year	Five Year	Since Inception
ProFund VP Large-Cap Growth	12.72%	1.94%	3.66%
S&P 500 Growth Index	14.61%	3.39%	5.38%

Expense Ratios**

Fund	Gross	Net
ProFund VP Large-Cap Growth	1.84%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2012. Contractual fee waivers are in effect through April 30, 2013.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Apple Computer, Inc.	7.7%
Exxon Mobil Corp.	3.2%
Google, Inc.	2.8%
Philip Morris International, Inc.	2.2%
Coca-Cola Co.	2.1%

S&P 500 Growth Index – Composition

% of Index
Consumer, Non-cyclical	27%
Technology	22%
Communications	15%
Financial	10%
Consumer, Cyclical	9%
Industrial	7%
Energy	7%
Basic Materials	3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)         The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the net asset value of the Fund.

(3)         Prior to December 19, 2005, the index underlying the Fund’s benchmark was named the S&P 500/Barra Growth Index. The former index used a methodology that incorporated a single variable, Book-to-Price ratio, in determining if a stock was to be included in either a growth or value index. The S&P 500/Barra Growth Index represents performance from May 3, 2004 to December 16, 2005 and the S&P 500 Growth Index represents performance from December 19, 2005 to present.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

58 :: ProFund VP Large-Cap Growth :: Financial Statements

Schedule of Portfolio Investments :: December 31, 2012

Common Stocks (99.7%)

	Shares	Value
3M Co. (Miscellaneous Manufacturing)	1,397	$129,710
Abbott Laboratories (Pharmaceuticals)	3,810	249,555
AbbVie, Inc.* (Pharmaceuticals)	2,383	81,403
Accenture PLC—Class A (Computers)	1,651	109,792
Adobe Systems, Inc.* (Software)	1,905	71,780
Agilent Technologies, Inc. (Electronics)	1,397	57,193
Airgas, Inc. (Chemicals)	127	11,594
Akamai Technologies, Inc.* (Internet)	635	25,978
Alexion Pharmaceuticals, Inc.* (Biotechnology)	762	71,483
Allergan, Inc. (Pharmaceuticals)	762	69,898
Altera Corp. (Semiconductors)	635	21,869
Altria Group, Inc. (Agriculture)	4,445	139,662
Amazon.com, Inc.* (Internet)	1,397	350,843
American Express Co. (Diversified Financial Services)	3,810	218,999
American Tower Corp. (REIT)	1,524	117,759
Ameriprise Financial, Inc. (Diversified Financial Services)	762	47,724
Amgen, Inc. (Biotechnology)	2,921	252,141
Amphenol Corp.—Class A (Electronics)	635	41,085
Anadarko Petroleum Corp. (Oil & Gas)	1,016	75,499
Analog Devices, Inc. (Semiconductors)	762	32,050
Aon PLC (Insurance)	762	42,367
Apartment Investment and Management Co.—Class A (REIT)	254	6,873
Apple Computer, Inc. (Computers)	3,683	1,963,151
Applied Materials, Inc. (Semiconductors)	4,572	52,304
Autodesk, Inc.* (Software)	508	17,958
Automatic Data Processing, Inc. (Commercial Services)	1,143	65,162
AutoNation, Inc.* (Retail)	127	5,042
AutoZone, Inc.* (Retail)	127	45,013
AvalonBay Communities, Inc. (REIT)	254	34,440
Ball Corp. (Packaging & Containers)	635	28,417
Bank of America Corp. (Banks)	41,656	483,209
Bank of New York Mellon Corp. (Banks)	2,286	58,750
Bard (C.R.), Inc. (Healthcare-Products)	127	12,413
Baxter International, Inc. (Healthcare-Products)	2,159	143,919
Becton, Dickinson & Co. (Healthcare-Products)	381	29,790
Bed Bath & Beyond, Inc.* (Retail)	381	21,302
Bemis Co., Inc. (Packaging & Containers)	127	4,249
Biogen Idec, Inc.* (Biotechnology)	889	130,390
BlackRock, Inc. (Diversified Financial Services)	254	52,504
BMC Software, Inc.* (Software)	381	15,110
Boeing Co. (Aerospace/Defense)	2,667	200,986
BorgWarner, Inc.* (Auto Parts & Equipment)	508	36,383
Boston Properties, Inc. (REIT)	254	26,876
Boston Scientific Corp.* (Healthcare-Products)	2,286	13,099
Bristol-Myers Squibb Co. (Pharmaceuticals)	3,556	115,890
Broadcom Corp.—Class A (Semiconductors)	2,032	67,482
Brown-Forman Corp. (Beverages)	635	40,164
C.H. Robinson Worldwide, Inc. (Transportation)	381	24,087
Cabot Oil & Gas Corp. (Oil & Gas)	508	25,268
Cameron International Corp.* (Oil & Gas Services)	508	28,682
Campbell Soup Co. (Food)	381	13,293
CarMax, Inc.* (Retail)	508	19,070
CBRE Group, Inc.—Class A* (Real Estate)	762	15,164
CBS Corp.—Class B (Media)	2,286	86,982
Celgene Corp.* (Biotechnology)	1,651	129,967
Cerner Corp.* (Software)	508	39,441
CF Industries Holdings, Inc. (Chemicals)	254	51,603
Chipotle Mexican Grill, Inc.* (Retail)	127	37,777
Cintas Corp. (Textiles)	381	15,583
Cisco Systems, Inc. (Telecommunications)	9,652	189,662
Citrix Systems, Inc.* (Software)	381	25,051
Clorox Co. (Household Products/Wares)	254	18,598
Coach, Inc. (Apparel)	1,143	63,448
Coca-Cola Co. (Beverages)	14,859	538,638
Coca-Cola Enterprises, Inc. (Beverages)	635	20,149
Cognizant Technology Solutions Corp.* (Computers)	1,143	84,639
Colgate-Palmolive Co. (Cosmetics/Personal Care)	1,016	106,213
Comcast Corp.—Class A (Media)	10,287	384,528
Comerica, Inc. (Banks)	381	11,560
Computer Sciences Corp. (Computers)	381	15,259
Constellation Brands, Inc.* (Beverages)	635	22,473
Costco Wholesale Corp. (Retail)	762	75,263
Covidien PLC (Healthcare-Products)	1,143	65,997
Crown Castle International Corp.* (Telecommunications)	1,143	82,479
Cummins, Inc. (Machinery-Diversified)	635	68,802
D.R. Horton, Inc. (Home Builders)	1,143	22,609
Danaher Corp. (Miscellaneous Manufacturing)	1,397	78,092
DaVita, Inc.* (Healthcare-Services)	381	42,112
Deere & Co. (Machinery-Diversified)	1,016	87,803
Delphi Automotive PLC* (Auto Components)	1,143	43,720
Denbury Resources, Inc.* (Oil & Gas)	1,524	24,689
DENTSPLY International, Inc. (Healthcare-Products)	381	15,091
DIRECTV* (Media)	2,286	114,666
Discover Financial Services (Diversified Financial Services)	1,905	73,438
Discovery Communications, Inc.—Class A* (Media)	889	56,434
Dollar General Corp.* (Retail)	635	27,997
Dollar Tree, Inc.* (Retail)	889	36,058
Dover Corp. (Miscellaneous Manufacturing)	381	25,036
Dr. Pepper Snapple Group, Inc. (Beverages)	762	33,665
Dun & Bradstreet Corp. (Software)	127	9,989
E.I. du Pont de Nemours & Co. (Chemicals)	1,778	79,957
Eastman Chemical Co. (Chemicals)	635	43,212
Eaton Corp. PLC (Electrical Components & Equipment)	889	48,184
eBay, Inc.* (Internet)	4,445	226,784
Ecolab, Inc. (Chemicals)	1,016	73,050
Edwards Lifesciences Corp.* (Healthcare-Products)	508	45,806
Eli Lilly & Co. (Pharmaceuticals)	3,937	194,173
EMC Corp.* (Computers)	8,128	205,638
Emerson Electric Co. (Electrical Components & Equipment)	1,270	67,259
EOG Resources, Inc. (Oil & Gas)	1,016	122,723
EQT Corp. (Oil & Gas)	254	14,981
Equifax, Inc. (Commercial Services)	508	27,493
Equity Residential (REIT)	635	35,985
Expedia, Inc. (Internet)	254	15,608
Expeditors International of Washington, Inc. (Transportation)	381	15,069
Express Scripts Holding Co.* (Pharmaceuticals)	1,651	89,154
Exxon Mobil Corp. (Oil & Gas)	9,525	824,389

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Large-Cap Growth :: 59

Common Stocks, continued

	Shares	Value
F5 Networks, Inc.* (Internet)	254	$24,676
Family Dollar Stores, Inc. (Retail)	381	24,159
Fastenal Co. (Distribution/Wholesale)	1,016	47,437
Fidelity National Information Services, Inc. (Software)	635	22,104
First Horizon National Corp. (Banks)	508	5,034
Fiserv, Inc.* (Software)	508	40,147
Flowserve Corp. (Machinery-Diversified)	127	18,644
FMC Corp. (Chemicals)	508	29,728
FMC Technologies, Inc.* (Oil & Gas Services)	381	16,318
Fossil, Inc.* (Distribution/Wholesale)	254	23,647
Franklin Resources, Inc. (Diversified Financial Services)	508	63,856
Gannett Co., Inc. (Media)	381	6,862
General Mills, Inc. (Food)	1,143	46,189
Gilead Sciences, Inc.* (Biotechnology)	2,921	214,547
Google, Inc.—Class A* (Internet)	1,016	720,719
H & R Block, Inc. (Commercial Services)	508	9,434
Halliburton Co. (Oil & Gas Services)	1,524	52,868
Harley-Davidson, Inc. (Leisure Time)	508	24,811
Harris Corp. (Telecommunications)	254	12,436
HCP, Inc. (REIT)	1,016	45,903
Health Care REIT, Inc. (REIT)	1,016	62,271
Heinz (H.J.) Co. (Food)	635	36,627
Honeywell International, Inc. (Miscellaneous Manufacturing)	1,397	88,668
Huntington Bancshares, Inc. (Banks)	3,302	21,100
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	1,651	100,397
Ingersoll-Rand PLC (Miscellaneous Manufacturing)	635	30,455
Intel Corp. (Semiconductors)	19,177	395,621
IntercontinentalExchange, Inc.* (Diversified Financial Services)	127	15,724
International Business Machines Corp. (Computers)	2,159	413,557
International Flavors & Fragrances, Inc. (Chemicals)	127	8,451
Intuit, Inc. (Software)	1,016	60,452
Intuitive Surgical, Inc.* (Healthcare-Products)	127	62,277
Invesco, Ltd. (Diversified Financial Services)	1,143	29,821
Iron Mountain, Inc. (Commercial Services)	381	11,830
JDS Uniphase Corp.* (Telecommunications)	889	12,037
Johnson & Johnson (Healthcare-Products)	5,715	400,622
Kellogg Co. (Food)	508	28,372
KeyCorp (Banks)	1,778	14,971
Kimberly-Clark Corp. (Household Products/Wares)	889	75,058
Kimco Realty Corp. (REIT)	889	17,175
KLA-Tencor Corp. (Semiconductors)	635	30,328
Lam Research Corp.* (Semiconductors)	381	13,766
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	508	13,828
Lennar Corp.—Class A (Home Builders)	635	24,555
Life Technologies Corp.* (Biotechnology)	635	31,166
Linear Technology Corp. (Semiconductors)	635	21,781
Lockheed Martin Corp. (Aerospace/Defense)	508	46,883
Lorillard, Inc. (Agriculture)	508	59,268
Lowe’s Cos., Inc. (Retail)	4,318	153,375
LSI Logic Corp.* (Semiconductors)	2,159	15,286
M&T Bank Corp. (Banks)	254	25,011
Marathon Petroleum Corp. (Oil & Gas)	635	40,005
Marriott International, Inc.—Class A (Lodging)	508	18,945
Marsh & McLennan Cos., Inc. (Insurance)	1,016	35,022
Masco Corp. (Building Materials)	1,397	23,274
MasterCard, Inc.—Class A (Commercial Services)	381	187,178
Mattel, Inc. (Toys/Games/Hobbies)	1,270	46,507
McCormick & Co., Inc. (Food)	508	32,273
McDonald’s Corp. (Retail)	2,032	179,243
McGraw-Hill Cos., Inc. (Media)	635	34,715
Mead Johnson Nutrition Co.—Class A (Pharmaceuticals)	381	25,104
Medtronic, Inc. (Healthcare-Products)	1,905	78,143
Merck & Co., Inc. (Pharmaceuticals)	11,811	483,542
MetroPCS Communications, Inc.* (Telecommunications)	635	6,312
Microchip Technology, Inc. (Semiconductors)	508	16,556
Micron Technology, Inc.* (Semiconductors)	1,651	10,484
Microsoft Corp. (Software)	16,129	431,128
Molex, Inc. (Electrical Components & Equipment)	254	6,942
Monsanto Co. (Chemicals)	2,032	192,329
Monster Beverage Corp.* (Beverages)	635	33,578
Moody’s Corp. (Commercial Services)	762	38,344
Mylan Laboratories, Inc.* (Pharmaceuticals)	1,524	41,880
NetApp, Inc.* (Computers)	889	29,826
Netflix, Inc.* (Internet)	254	23,566
Newell Rubbermaid, Inc. (Housewares)	1,143	25,455
News Corp.—Class A (Media)	7,747	197,858
NIKE, Inc.—Class B (Apparel)	1,524	78,638
Noble Energy, Inc. (Oil & Gas)	635	64,605
Nordstrom, Inc. (Retail)	635	33,973
Nucor Corp. (Iron/Steel)	635	27,419
Omnicom Group, Inc. (Advertising)	508	25,380
Oracle Corp. (Software)	14,478	482,407
O’Reilly Automotive, Inc.* (Retail)	381	34,069
PACCAR, Inc. (Auto Manufacturers)	1,397	63,158
Pall Corp. (Miscellaneous Manufacturing)	254	15,306
Paychex, Inc. (Commercial Services)	762	23,729
Pentair, Ltd. (Miscellaneous Manufacturing)	381	18,726
PepsiCo, Inc. (Beverages)	5,969	408,458
PerkinElmer, Inc. (Electronics)	381	12,093
Perrigo Co. (Pharmaceuticals)	381	39,635
PetSmart, Inc. (Retail)	381	26,038
Pfizer, Inc. (Pharmaceuticals)	16,764	420,441
Philip Morris International, Inc. (Agriculture)	6,477	541,737
Pioneer Natural Resources Co. (Oil & Gas)	508	54,148
Plum Creek Timber Co., Inc. (Forest Products & Paper)	381	16,905
PPG Industries, Inc. (Chemicals)	635	85,947
Praxair, Inc. (Chemicals)	635	69,501
Precision Castparts Corp. (Metal Fabricate/Hardware)	254	48,113
Priceline.com, Inc.* (Internet)	254	157,785
Procter & Gamble Co. (Cosmetics/Personal Care)	5,207	353,503
Prudential Financial, Inc. (Insurance)	762	40,637
Public Storage, Inc. (REIT)	254	36,820
PulteGroup, Inc.* (Home Builders)	1,270	23,063
Qualcomm, Inc. (Telecommunications)	6,604	409,580
Quanta Services, Inc.* (Commercial Services)	762	20,795
Ralph Lauren Corp. (Apparel)	254	38,080
Range Resources Corp. (Oil & Gas)	381	23,938
Red Hat, Inc.* (Software)	762	40,356
Regions Financial Corp. (Banks)	2,667	18,989
Reynolds American, Inc. (Agriculture)	635	26,308
Robert Half International, Inc. (Commercial Services)	381	12,123

See accompanying notes to the financial statements.

60 :: ProFund VP Large-Cap Growth :: Financial Statements

Common Stocks, continued

	Shares	Value
Rockwell Automation, Inc. (Machinery-Diversified)	381	$32,000
Rockwell Collins, Inc. (Aerospace/Defense)	254	14,775
Roper Industries, Inc. (Machinery-Diversified)	381	42,474
Ross Stores, Inc. (Retail)	889	48,139
Salesforce.com, Inc.* (Software)	508	85,395
Schlumberger, Ltd. (Oil & Gas Services)	3,175	219,995
Scripps Networks Interactive—Class A (Media)	381	22,068
Seagate Technology PLC (Computers)	1,270	38,710
Sealed Air Corp. (Packaging & Containers)	381	6,671
Sempra Energy (Gas)	381	27,028
Sherwin-Williams Co. (Chemicals)	381	58,605
Sigma-Aldrich Corp. (Chemicals)	254	18,689
Simon Property Group, Inc. (REIT)	762	120,465
SLM Corp. (Diversified Financial Services)	1,778	30,457
Snap-on, Inc. (Hand/Machine Tools)	254	20,063
Southwest Airlines Co. (Airlines)	2,794	28,611
Southwestern Energy Co.* (Oil & Gas)	762	25,458
Sprint Nextel Corp.* (Telecommunications)	11,557	65,528
Starbucks Corp. (Retail)	2,921	156,624
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	508	29,139
Stericycle, Inc.* (Environmental Control)	381	35,536
Stryker Corp. (Healthcare-Products)	635	34,811
Symantec Corp.* (Internet)	1,651	31,055
T. Rowe Price Group, Inc. (Diversified Financial Services)	1,016	66,172
TE Connectivity, Ltd. (Electronics)	762	28,285
Teradata Corp.* (Computers)	635	39,300
Teradyne, Inc.* (Semiconductors)	762	12,870
Tesoro Petroleum Corp. (Oil & Gas)	508	22,377
Texas Instruments, Inc. (Semiconductors)	2,667	82,516
The ADT Corp. (Commercial Services)	508	23,617
The Estee Lauder Cos., Inc.—Class A (Cosmetics/Personal Care)	508	30,409
The Gap, Inc. (Retail)	1,143	35,479
The Hershey Co. (Food)	635	45,860
The Home Depot, Inc. (Retail)	5,842	361,327
The Interpublic Group of Cos., Inc. (Advertising)	762	8,397
The JM Smucker Co.—Class A (Food)	254	21,905
The Limited, Inc. (Retail)	889	41,836
The Mosaic Co. (Chemicals)	1,016	57,536
The Williams Cos., Inc. (Pipelines)	1,270	41,580
Thermo Fisher Scientific, Inc. (Electronics)	889	56,701
Tiffany & Co. (Retail)	254	14,564
Time Warner Cable, Inc. (Media)	1,143	111,088
Time Warner, Inc. (Media)	3,683	176,158
TJX Cos., Inc. (Retail)	2,794	118,605
Total System Services, Inc. (Commercial Services)	254	5,441
TripAdvisor, Inc.* (Internet)	381	15,987
U.S. Bancorp (Banks)	7,239	231,213
Union Pacific Corp. (Transportation)	1,778	223,529
United Parcel Service, Inc.—Class B (Transportation)	1,397	103,001
Urban Outfitters, Inc.* (Retail)	381	14,996
V.F. Corp. (Apparel)	381	57,520
Varian Medical Systems, Inc.* (Healthcare-Products)	254	17,841
Ventas, Inc. (REIT)	762	49,317
VeriSign, Inc.* (Internet)	635	24,651
Verizon Communications, Inc. (Telecommunications)	5,207	225,307
Viacom, Inc.—Class B (Media)	1,016	53,584
Visa, Inc.—Class A (Commercial Services)	2,032	308,010
Vornado Realty Trust (REIT)	381	30,510
Vulcan Materials Co. (Mining)	381	19,831
W.W. Grainger, Inc. (Distribution/Wholesale)	127	25,701
Walt Disney Co. (Media)	4,826	240,287
Waters Corp.* (Electronics)	254	22,128
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	508	43,688
Weyerhaeuser Co. (REIT)	1,270	35,331
Whole Foods Market, Inc. (Food)	635	57,994
Wyndham Worldwide Corp. (Lodging)	508	27,031
Wynn Resorts, Ltd. (Lodging)	254	28,572
Xilinx, Inc. (Semiconductors)	635	22,797
Xylem, Inc. (Machinery-Diversified)	381	10,325
Yahoo!, Inc.* (Internet)	4,064	80,874
YUM! Brands, Inc. (Retail)	1,143	75,895
Zimmer Holdings, Inc. (Healthcare-Products)	508	33,863
Zions Bancorp (Banks)	762	16,307
TOTAL COMMON STOCKS (Cost $17,062,553)		25,461,073

Repurchase Agreements(a) (0.2%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.05%—0.10%, dated 12/31/12, due 1/2/13, total to be received $60,000	$60,000	$60,000
TOTAL REPURCHASE AGREEMENTS (Cost $60,000)		60,000
TOTAL INVESTMENT SECURITIES (Cost $17,122,553)—99.9%		25,521,073
Net other assets (liabilities)—0.1%		16,539
NET ASSETS—100.0%		$25,537,612

*                 Non-income producing security

(a)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ProFund VP Large-Cap Growth invested in the following industries as of December 31, 2012:

	Value	% of Net Assets
Advertising	$33,777	0.1%
Aerospace/Defense	262,644	1.0%
Agriculture	766,975	3.0%
Airlines	28,611	0.1%
Apparel	237,686	0.9%
Auto Components	43,720	0.2%
Auto Manufacturers	63,158	0.2%
Auto Parts & Equipment	36,383	0.1%
Banks	886,144	3.4%
Beverages	1,097,125	4.3%
Biotechnology	829,694	3.2%
Building Materials	23,274	0.1%
Chemicals	780,202	3.0%
Commercial Services	733,156	2.9%
Computers	2,899,872	11.4%
Cosmetics/Personal Care	490,125	1.9%

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Large-Cap Growth :: 61

	Value	% of Net Assets
Distribution/Wholesale	$96,785	0.4%
Diversified Financial Services	598,695	2.3%
Electrical Components & Equipment	122,385	0.5%
Electronics	217,485	0.9%
Environmental Control	35,536	0.1%
Food	282,513	1.1%
Forest Products & Paper	16,905	0.1%
Gas	27,028	0.1%
Hand/Machine Tools	20,063	0.1%
Healthcare-Products	953,672	3.8%
Healthcare-Services	42,112	0.2%
Home Builders	70,227	0.3%
Household Products/Wares	93,656	0.4%
Housewares	25,455	0.1%
Insurance	118,026	0.5%
Internet	1,698,526	6.6%
Iron/Steel	27,419	0.1%
Leisure Time	24,811	0.1%
Lodging	103,687	0.4%
Machinery-Diversified	260,048	1.0%
Media	1,485,230	5.8%
Metal Fabricate/Hardware	48,113	0.2%
Mining	19,831	0.1%
Miscellaneous Manufacturing	500,218	2.1%
Oil & Gas	1,318,080	5.3%
Oil & Gas Services	317,863	1.2%
Packaging & Containers	39,337	0.2%
Pharmaceuticals	1,854,363	7.1%
Pipelines	41,580	0.2%
Real Estate	15,164	0.1%
REIT	619,725	2.4%
Retail	1,585,844	6.1%
Semiconductors	795,710	3.1%
Software	1,341,318	5.3%
Telecommunications	1,003,341	3.9%
Textiles	15,583	0.1%
Toys/Games/Hobbies	46,507	0.2%
Transportation	365,686	1.4%
Other**	76,539	0.3%
Total	$25,537,612	100.0%

**               Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

REIT         Real Estate Investment Trust

See accompanying notes to the financial statements.

62 :: ProFund VP Large-Cap Growth :: Financial Statements

Statement of Assets and Liabilities
December 31, 2012

ASSETS:
Total Investment Securities, at cost	$17,122,553
Securities, at value	25,461,073
Repurchase agreements, at value	60,000
Total Investment Securities, at value	25,521,073
Cash	291
Dividends and interest receivable	23,462
Receivable for investments sold	201,514
Prepaid expenses	227
TOTAL ASSETS	25,746,567

LIABILITIES:
Payable for investments purchased	83,087
Payable for capital shares redeemed	55,854
Advisory fees payable	16,262
Management services fees payable	2,168
Administration fees payable	870
Administrative services fees payable	7,176
Distribution fees payable	7,119
Trustee fees payable	18
Transfer agency fees payable	2,889
Fund accounting fees payable	1,994
Compliance services fees payable	223
Other accrued expenses	31,295
TOTAL LIABILITIES	208,955
NET ASSETS	$25,537,612

NET ASSETS CONSIST OF:
Capital	$23,583,405
Accumulated net investment income (loss)	95,221
Accumulated net realized gains (losses) on investments	(6,539,534)
Net unrealized appreciation (depreciation) on investments	8,398,520
NET ASSETS	$25,537,612

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	655,179

Net Asset Value (offering and redemption price per share)	$38.98

Statement of Operations
For the Year Ended December 31, 2012

INVESTMENT INCOME:
Dividends	$579,632
Interest	88
Foreign tax withholding	(286)
TOTAL INVESTMENT INCOME	579,434

EXPENSES:
Advisory fees	217,963
Management services fees	29,061
Administration fees	13,514
Transfer agency fees	21,200
Administrative services fees	92,474
Distribution fees	72,654
Custody fees	21,975
Fund accounting fees	30,810
Trustee fees	744
Compliance services fees	433
Other fees	39,529
Total Gross Expenses before reductions	540,357
Less Expenses reduced by the Advisor	(52,121)
TOTAL NET EXPENSES	488,236
NET INVESTMENT INCOME (LOSS)	91,198

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	3,798,195
Change in net unrealized appreciation/depreciation on investments	(438,469)

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	3,359,726

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$3,450,924

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Large-Cap Growth :: 63

Statements of Changes in Net Assets

	Year Ended December 31, 2012	Year Ended December 31, 2011
FROM INVESTMENT ACTIVITES:
OPERATIONS:
Net investment income (loss)	$91,198	$26,778
Net realized gains (losses) on investments	3,798,195	1,702,321
Change in net unrealized appreciation/depreciation on investments	(438,469)	(2,380,387)
Change in net assets resulting from operations	3,450,924	(651,288)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(25,940)	—
Change in net assets resulting from distributions	(25,940)	—

CAPITAL TRANSACTIONS:
Proceeds from shares issued	53,294,396	90,258,180
Dividends reinvested	25,940	—
Value of shares redeemed	(61,066,735)	(96,011,387)
Change in net assets resulting from capital transactions	(7,746,399)	(5,753,207)
Change in net assets	(4,321,415)	(6,404,495)

NET ASSETS:
Beginning of period	29,859,027	36,263,522
End of period	$25,537,612	$29,859,027
Accumulated net investment income (loss)	$95,221	$29,815

SHARE TRANSACTIONS:
Issued	1,401,600	2,622,467
Reinvested	688	—
Redeemed	(1,609,982)	(2,840,151)
Change in shares	(207,694)	(217,684)

See accompanying notes to the financial statements.

64 :: ProFund VP Large-Cap Growth :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008
Net Asset Value, Beginning of Period	$34.60	$33.56	$29.67	$22.87	$36.02

Investment Activities:
Net investment income (loss)(a)	0.12	0.03	— (b)	0.02	(0.05)
Net realized and unrealized gains (losses) on investments	4.29	1.01 (c)	3.91	6.78	(12.62)
Total income (loss) from investment activities	4.41	1.04	3.91	6.80	(12.67)

Distributions to Shareholders From:
Net investment income	(0.03)	—	(0.02)	—	—
Net realized gains on investments	—	—	—	—	(0.48)
Total distributions	(0.03)	—	(0.02)	—	(0.48)

Net Asset Value, End of Period	$38.98	$34.60	$33.56	$29.67	$22.87

Total Return	12.72%	3.13%	13.18%	29.73%	(35.52)%

Ratios to Average Net Assets:
Gross expenses	1.86%	1.84%	1.83%	1.84%	1.77%
Net expenses	1.68%	1.68%	1.68%	1.67%	1.63%
Net investment income (loss)	0.31%	0.08%	(0.01)%	0.08%	(0.17)%

Supplemental Data:
Net assets, end of period (000’s)	$25,538	$29,859	$36,264	$44,258	$23,742
Portfolio turnover rate(d)	177%	306%	232%	224%	239%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Amount is less than $0.005.

(c)          The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(d)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

Management Discussion of Fund Performance :: ProFund VP Mid-Cap Value :: 65

ProFund VP Mid-Cap Value seeks daily investment results that, before fees and expenses, correspond to the daily performance of the S&P MidCap 400 Value Index (the “Index”). For the year ended December 31, 2012, the Fund had a total return of 16.57%. For the same period, the Index had a total return of 18.53%(1) and a volatility of 15.71%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities that, in combination, should have similar daily return characteristics as the daily return of the Index. The Index is a designed to provide a comprehensive measure of mid-cap U.S. equity “value” performance. It is an unmanaged float-adjusted market capitalization weighted index comprising stocks representing approximately half the market capitalization of the S&P MidCap 400 that have been identified as being on the value end of the growth-value spectrum.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Mid-Cap Value from December 31, 2002 to December 31, 2012, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/12

Fund	One Year	Five Year	Ten Year
ProFund VP Mid-Cap Value	16.57%	2.38%	8.13%
S&P MidCap 400 Value Index	18.53%	4.34%	10.46%

Expense Ratios**

Fund	Gross	Net
ProFund VP Mid-Cap Value	1.87%	1.71%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2012. Contractual fee waivers are in effect through April 30, 2013.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
SL Green Realty Corp.	1.2%
OGE Energy Corp.	1.1%
New York Community Bancorp	1.0%
Reliance Steel & Aluminum Co.	0.9%
Energizer Holdings, Inc.	0.9%

S&P MidCap 400 Value Index – Composition

% of Index
Financial	27%
Industrial	18%
Consumer, Non-cyclical	17%
Utilities	10%
Consumer, Cyclical	7%
Technology	7%
Energy	6%
Basic Materials	5%
Communications	3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)         The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the net asset value of the Fund.

(3)         Prior to December 19, 2005, the index underlying the Fund’s benchmark was named the S&P MidCap 400/Barra Value Index. The former index used a methodology that incorporated a single variable, Book-to-Price ratio, in determining if a stock was to be included in either a growth or value index. The S&P MidCap 400/Barra Value Index represents performance from December 31, 2002 to December 16, 2005 and the S&P MidCap 400 Value Index represents performance from December 19, 2005 to present.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

66 :: ProFund VP Mid-Cap Value :: Financial Statements

Schedule of Portfolio Investments :: December 31, 2012

Common Stocks (100.2%)

	Shares	Value
Aaron’s, Inc. (Commercial Services)	3,171	$89,676
Acuity Brands, Inc. (Electrical Components & Equipment)	755	51,136
Acxiom Corp.* (Software)	1,208	21,092
ADTRAN, Inc. (Telecommunications)	2,718	53,110
Advance Auto Parts, Inc. (Retail)	1,510	109,248
Advent Software, Inc.* (Software)	755	16,142
Aecom Technology Corp.* (Engineering & Construction)	4,832	115,002
Aeropostale, Inc.* (Retail)	3,473	45,184
AGCO Corp.* (Machinery-Diversified)	4,228	207,680
Albemarle Corp. (Chemicals)	1,510	93,801
Alexander & Baldwin, Inc.* (Real Estate)	1,963	57,653
Alexandria Real Estate Equities, Inc. (REIT)	2,869	198,879
Alleghany Corp.* (Insurance)	302	101,297
Alliant Energy Corp. (Electric)	4,832	212,174
Alliant Techsystems, Inc. (Aerospace/Defense)	1,510	93,559
Allscripts Healthcare Solutions, Inc.* (Software)	7,550	71,121
Alpha Natural Resources, Inc.* (Coal)	9,664	94,127
American Campus Communities, Inc. (REIT)	2,416	111,450
American Financial Group, Inc. (Insurance)	3,322	131,285
ANSYS, Inc.* (Software)	1,510	101,683
AOL, Inc. (Internet)	2,114	62,596
Apollo Investment Corp. (Investment Companies)	8,909	74,479
AptarGroup, Inc. (Miscellaneous Manufacturing)	2,869	136,909
Aqua America, Inc. (Water)	2,869	72,930
Arch Coal, Inc. (Coal)	9,362	68,530
Arrow Electronics, Inc.* (Electronics)	4,681	178,252
Arthur J. Gallagher & Co. (Insurance)	2,567	88,947
Ashland, Inc. (Chemicals)	1,510	121,420
Aspen Insurance Holdings, Ltd. (Insurance)	3,171	101,726
Associated Banc-Corp. (Banks)	7,550	99,056
Astoria Financial Corp. (Savings & Loans)	3,624	33,921
Atmos Energy Corp. (Gas)	3,926	137,881
Atwood Oceanics, Inc.* (Oil & Gas)	2,567	117,543
Avnet, Inc.* (Electronics)	6,040	184,885
BancorpSouth, Inc. (Banks)	3,624	52,693
Bank of Hawaii Corp. (Banks)	1,963	86,470
Barnes & Noble, Inc.* (Retail)	1,661	25,064
Bill Barrett Corp.* (Oil & Gas)	2,114	37,608
BioMed Realty Trust, Inc. (REIT)	6,795	131,347
Bio-Rad Laboratories, Inc.—A* (Biotechnology)	906	95,175
Black Hills Corp. (Electric)	1,963	71,335
BRE Properties, Inc.—A (REIT)	1,963	99,779
Brinker International, Inc. (Retail)	1,057	32,756
Broadridge Financial Solutions, Inc. (Software)	2,869	65,643
Brown & Brown, Inc. (Insurance)	2,416	61,511
Cabot Corp. (Chemicals)	2,567	102,141
Camden Property Trust (REIT)	1,812	123,597
CARBO Ceramics, Inc. (Oil & Gas Services)	453	35,488
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	1,208	70,982
Carpenter Technology Corp. (Iron/Steel)	604	31,185
CBOE Holdings, Inc. (Diversified Financial Services)	1,510	44,485
Church & Dwight, Inc. (Household Products/Wares)	2,718	145,603
Cimarex Energy Co. (Oil & Gas)	2,114	122,042
Clarcor, Inc. (Miscellaneous Manufacturing)	1,208	57,718
Cleco Corp. (Electric)	2,718	108,747
Commerce Bancshares, Inc. (Banks)	3,473	121,763
Commercial Metals Co. (Metal Fabricate/Hardware)	5,134	76,291
Community Health Systems, Inc. (Healthcare-Services)	4,077	125,327
Compass Minerals International, Inc. (Mining)	755	56,406
Compuware Corp.* (Software)	9,362	101,765
Convergys Corp. (Commercial Services)	4,832	79,294
Con-way, Inc. (Transportation)	2,416	67,213
Corporate Office Properties Trust (REIT)	2,114	52,808
Covance, Inc.* (Healthcare-Services)	906	52,340
Crane Co. (Miscellaneous Manufacturing)	2,114	97,836
Cullen/Frost Bankers, Inc. (Banks)	2,718	147,505
Cypress Semiconductor Corp. (Semiconductors)	3,020	32,737
Cytec Industries, Inc. (Chemicals)	755	51,967
Deckers Outdoor Corp.* (Apparel)	1,510	60,808
Deluxe Corp. (Commercial Services)	1,208	38,946
DeVry, Inc. (Commercial Services)	2,567	60,915
Diebold, Inc. (Computers)	2,718	83,198
Domtar Corp. (Forest Products & Paper)	1,510	126,115
Donaldson Co., Inc. (Miscellaneous Manufacturing)	2,265	74,383
DreamWorks Animation SKG, Inc.—Class A* (Entertainment)	3,171	52,543
Dresser-Rand Group, Inc.* (Oil & Gas Services)	1,812	101,726
Dril-Quip, Inc.* (Oil & Gas Services)	755	55,153
DST Systems, Inc. (Computers)	1,359	82,355
Duke Realty Corp. (REIT)	6,644	92,152
East West Bancorp, Inc. (Banks)	6,191	133,045
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	2,416	63,468
Energen Corp. (Oil & Gas)	3,171	142,980
Energizer Holdings, Inc. (Electrical Components & Equipment)	2,718	217,386
Equity One, Inc. (REIT)	1,510	31,725
Essex Property Trust, Inc. (REIT)	755	110,721
Esterline Technologies Corp.* (Aerospace/Defense)	1,359	86,446
Everest Re Group, Ltd. (Insurance)	2,265	249,038
Exelis, Inc. (Aerospace/Defense)	8,305	93,597
FactSet Research Systems, Inc. (Media)	755	66,485
Fairchild Semiconductor International, Inc.* (Semiconductors)	5,587	80,452
Federal Realty Investment Trust (REIT)	1,208	125,656
Federated Investors, Inc.—Class B (Diversified Financial Services)	4,077	82,478
Fidelity National Title Group, Inc.—Class A (Insurance)	4,228	99,569
First Niagara Financial Group, Inc. (Savings & Loans)	15,553	123,335
FirstMerit Corp. (Banks)	4,832	68,566
Flowers Foods, Inc. (Food)	2,567	59,734
Forest Oil Corp.* (Oil & Gas)	2,567	17,173
FTI Consulting, Inc.* (Commercial Services)	1,812	59,796
Fulton Financial Corp. (Banks)	3,926	37,729
Gardner Denver, Inc. (Machinery-Diversified)	2,114	144,809
GATX Corp. (Trucking & Leasing)	2,114	91,536

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Mid-Cap Value :: 67

Common Stocks, continued

	Shares	Value
General Cable Corp.* (Electrical Components & Equipment)	2,265	$68,879
Genesee & Wyoming, Inc.—Class A* (Transportation)	755	57,440
Global Payments, Inc. (Commercial Services)	1,661	75,243
Granite Construction, Inc. (Engineering & Construction)	1,510	50,766
Great Plains Energy, Inc. (Electric)	6,795	138,006
Green Mountain Coffee Roasters, Inc.* (Beverages)	1,963	81,190
Greenhill & Co., Inc. (Diversified Financial Services)	453	23,551
Greif, Inc.—Class A (Packaging & Containers)	1,359	60,476
GUESS?, Inc. (Retail)	2,718	66,700
Hancock Holding Co. (Banks)	3,775	119,819
Hanover Insurance Group, Inc. (Insurance)	1,963	76,047
Harris Teeter Supermarkets, Inc. (Food)	2,114	81,516
Harsco Corp. (Miscellaneous Manufacturing)	3,624	85,164
Hawaiian Electric Industries, Inc. (Electric)	4,379	110,088
HCC Insurance Holdings, Inc. (Insurance)	4,530	168,561
Health Management Associates, Inc.— Class A* (Healthcare-Services)	11,325	105,549
Health Net, Inc.* (Healthcare-Services)	3,624	88,063
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	4,379	90,383
Henry Schein, Inc.* (Healthcare-Products)	1,661	133,643
Herman Miller, Inc. (Office Furnishings)	1,510	32,344
Highwoods Properties, Inc. (REIT)	1,359	45,459
Hill-Rom Holdings, Inc. (Healthcare-Products)	2,718	77,463
Hillshire Brands Co. (Food)	5,436	152,969
HNI Corp. (Office Furnishings)	1,963	59,008
Hologic, Inc.* (Healthcare-Products)	5,587	111,908
Home Properties, Inc. (REIT)	1,208	74,062
Hospitality Properties Trust (REIT)	5,436	127,311
Hubbell, Inc.—Class B (Electrical Components & Equipment)	1,057	89,454
Huntington Ingalls Industries, Inc. (Shipbuilding)	2,114	91,621
IDACORP, Inc. (Electric)	2,265	98,188
IDEX Corp. (Machinery-Diversified)	1,208	56,208
Informatica Corp.* (Software)	4,832	146,506
Ingram Micro, Inc.—Class A* (Distribution/Wholesale)	6,644	112,416
Integrated Device Technology, Inc.* (Semiconductors)	3,020	22,046
International Bancshares Corp. (Banks)	2,416	43,609
International Rectifier Corp.* (Semiconductors)	3,020	53,545
International Speedway Corp.—Class A (Entertainment)	1,057	29,194
Intersil Corp.—Class A (Semiconductors)	5,587	46,316
Intrepid Potash, Inc. (Chemicals)	2,416	51,437
ITT Corp. (Miscellaneous Manufacturing)	2,114	49,594
Jack Henry & Associates, Inc. (Computers)	1,359	53,354
Janus Capital Group, Inc. (Diversified Financial Services)	8,305	70,759
JetBlue Airways Corp.* (Airlines)	9,966	56,906
John Wiley & Sons, Inc. (Media)	2,114	82,299
Kansas City Southern Industries, Inc. (Transportation)	1,963	163,872
KBR, Inc. (Engineering & Construction)	6,493	194,270
Kemper Corp. (Insurance)	2,416	71,272
Kennametal, Inc. (Hand/Machine Tools)	3,473	138,920
Kirby Corp.* (Transportation)	1,057	65,418
Lancaster Colony Corp. (Food)	453	31,343
Landstar System, Inc. (Transportation)	755	39,607
Lender Processing Services, Inc. (Commercial Services)	1,812	44,611
Lexmark International, Inc.—Class A (Computers)	2,869	66,532
Liberty Property Trust (REIT)	5,285	189,044
Life Time Fitness, Inc.* (Leisure Time)	906	44,584
LifePoint Hospitals, Inc.* (Healthcare-Services)	2,114	79,804
Mack-Cali Realty Corp. (REIT)	3,624	94,623
Manpower, Inc. (Commercial Services)	3,473	147,394
ManTech International Corp.—Class A (Software)	1,057	27,419
Martin Marietta Materials (Building Materials)	1,057	99,654
Masimo Corp. (Healthcare-Products)	1,057	22,208
Matson, Inc. (Transportation)	1,812	44,793
Matthews International Corp.—Class A (Miscellaneous Manufacturing)	1,208	38,777
MDU Resources Group, Inc. (Electric)	8,305	176,398
Mednax, Inc.* (Healthcare-Services)	1,057	84,053
MEMC Electronic Materials, Inc.* (Semiconductors)	10,268	32,960
Mercury General Corp. (Insurance)	1,661	65,925
Meredith Corp. (Media)	1,661	57,221
Micros Systems, Inc.* (Computers)	1,812	76,901
Mine Safety Appliances Co. (Environmental Control)	755	32,246
Minerals Technologies, Inc. (Chemicals)	1,510	60,279
Mohawk Industries, Inc.* (Textiles)	906	81,966
Monster Worldwide, Inc.* (Commercial Services)	5,134	28,853
MSCI, Inc.—Class A* (Software)	2,114	65,513
National Fuel Gas Co. (Gas)	3,624	183,700
National Retail Properties, Inc. (REIT)	2,567	80,090
NCR Corp.* (Computers)	2,416	61,560
New York Community Bancorp (Savings & Loans)	19,328	253,197
NV Energy, Inc. (Electric)	10,419	189,001
NVR, Inc.* (Home Builders)	151	138,920
Oceaneering International, Inc. (Oil & Gas Services)	1,963	105,590
Office Depot, Inc.* (Retail)	5,889	19,316
OGE Energy Corp. (Electric)	4,379	246,582
Oil States International, Inc.* (Oil & Gas Services)	1,057	75,618
Old Republic International Corp. (Insurance)	10,721	114,179
Olin Corp. (Chemicals)	3,473	74,982
Omnicare, Inc. (Pharmaceuticals)	4,832	174,436
Oshkosh Truck Corp.* (Auto Manufacturers)	4,077	120,883
Owens & Minor, Inc. (Distribution/Wholesale)	2,869	81,795
Parametric Technology Corp.* (Software)	2,869	64,581
Patterson-UTI Energy, Inc. (Oil & Gas)	3,171	59,076
Plains Exploration & Production Co.* (Oil & Gas)	2,265	106,319
Plantronics, Inc. (Telecommunications)	755	27,837
PNM Resources, Inc. (Electric)	1,661	34,067
Polycom, Inc.* (Telecommunications)	7,701	80,552
Post Holdings, Inc.* (Food)	1,510	51,718
Potlatch Corp. (REIT)	755	29,588
Prosperity Bancshares, Inc. (Banks)	1,963	82,446
Protective Life Corp. (Insurance)	3,473	99,258
QLogic Corp.* (Semiconductors)	4,077	39,669
Questar Corp. (Gas)	7,701	152,172
Quicksilver Resources, Inc.* (Oil & Gas)	2,718	7,773
R.R. Donnelley & Sons Co. (Commercial Services)	8,003	72,027
Ralcorp Holdings, Inc.* (Food)	906	81,222

See accompanying notes to the financial statements.

68 :: ProFund VP Mid-Cap Value :: Financial Statements

Common Stocks, continued

	Shares	Value
Raymond James Financial Corp. (Diversified Financial Services)	2,114	$81,452
Rayonier, Inc. (REIT)	2,114	109,569
Realty Income Corp. (REIT)	2,567	103,219
Regal-Beloit Corp. (Hand/Machine Tools)	906	63,846
Regency Centers Corp. (REIT)	1,812	85,381
Regis Corp. (Retail)	2,567	43,434
Reinsurance Group of America, Inc. (Insurance)	3,322	177,793
Reliance Steel & Aluminum Co. (Iron/Steel)	3,322	206,295
Rent-A-Center, Inc. (Commercial Services)	2,567	88,202
RF Micro Devices, Inc.* (Telecommunications)	6,795	30,442
Rock-Tenn Co.—Class A (Packaging & Containers)	3,171	221,684
Rollins, Inc. (Commercial Services)	1,359	29,952
Rosetta Resources, Inc.* (Oil & Gas)	906	41,096
Rovi Corp.* (Semiconductors)	4,530	69,898
RPM, Inc. (Chemicals)	3,020	88,667
Saks, Inc.* (Retail)	4,530	47,610
Scholastic Corp. (Media)	1,208	35,708
Scientific Games Corp.—Class A* (Entertainment)	2,265	19,638
SEI Investments Co. (Commercial Services)	2,567	59,914
Senior Housing Properties Trust (REIT)	3,926	92,811
Sensient Technologies Corp. (Chemicals)	2,265	80,543
Signet Jewelers, Ltd. (Retail)	1,963	104,824
Silgan Holdings, Inc. (Packaging & Containers)	1,057	43,961
Silicon Laboratories, Inc.* (Semiconductors)	755	31,567
SL Green Realty Corp. (REIT)	3,926	300,928
SM Energy Co. (Oil & Gas)	1,208	63,070
Smithfield Foods, Inc.* (Food)	5,436	117,254
Solera Holdings, Inc. (Software)	1,057	56,518
Sonoco Products Co. (Packaging & Containers)	4,379	130,187
Sotheby’s—Class A (Commercial Services)	1,057	35,536
SPX Corp. (Miscellaneous Manufacturing)	2,265	158,891
StanCorp Financial Group, Inc. (Insurance)	1,963	71,983
Steel Dynamics, Inc. (Iron/Steel)	9,664	132,687
STERIS Corp. (Healthcare-Products)	2,567	89,152
Strayer Education, Inc. (Commercial Services)	453	25,445
Superior Energy Services, Inc.* (Oil & Gas Services)	6,946	143,920
SUPERVALU, Inc. (Food)	5,134	12,681
Synopsys, Inc.* (Computers)	3,020	96,158
Taubman Centers, Inc. (REIT)	1,057	83,207
TCF Financial Corp. (Banks)	7,248	88,063
Tech Data Corp.* (Electronics)	1,661	75,625
Techne Corp. (Healthcare-Products)	755	51,597
Teleflex, Inc. (Healthcare-Products)	1,812	129,214
Telephone & Data Systems, Inc. (Telecommunications)	4,530	100,294
Tellabs, Inc. (Telecommunications)	15,251	34,772
Tempur-Pedic International, Inc.* (Home Furnishings)	1,057	33,285
The Brink’s Co. (Miscellaneous Manufacturing)	2,114	60,312
The Cheesecake Factory, Inc. (Retail)	906	29,644
The Corporate Executive Board Co. (Commercial Services)	604	28,666
The Macerich Co. (REIT)	3,473	202,476
The New York Times Co.—Class A* (Media)	5,436	46,369
The Scotts Miracle-Gro Co.—Class A (Household Products/Wares)	1,661	73,167
The Wendy’s Co. (Retail)	12,382	58,195
Tidewater, Inc. (Transportation)	2,265	101,200
Tootsie Roll Industries, Inc. (Food)	453	11,742
Towers Watson & Co.—Class A (Commercial Services)	2,567	144,291
Trinity Industries, Inc. (Miscellaneous Manufacturing)	3,473	124,403
Triumph Group, Inc. (Aerospace/Defense)	906	59,162
Trustmark Corp. (Banks)	2,869	64,438
Tupperware Corp. (Household Products/Wares)	906	58,075
UDR, Inc. (REIT)	6,342	150,813
UGI Corp. (Gas)	4,983	162,994
Unit Corp.* (Oil & Gas)	1,963	88,433
United Natural Foods, Inc.* (Food)	1,057	56,645
United Rentals, Inc.* (Commercial Services)	1,208	54,988
Universal Corp. (Agriculture)	1,057	52,755
Universal Health Services, Inc.—Class B (Healthcare-Services)	3,926	189,821
URS Corp. (Engineering & Construction)	3,322	130,422
UTI Worldwide, Inc. (Transportation)	4,530	60,702
Valassis Communications, Inc. (Commercial Services)	1,661	42,821
Valley National Bancorp (Banks)	8,758	81,449
VCA Antech, Inc.* (Pharmaceuticals)	3,926	82,642
Vectren Corp. (Gas)	3,624	106,546
VeriFone Systems, Inc.* (Software)	2,416	71,707
Vishay Intertechnology, Inc.* (Electronics)	5,889	62,600
W.R. Berkley Corp. (Insurance)	4,832	182,360
Waste Connections, Inc. (Environmental Control)	2,718	91,841
Watsco, Inc. (Distribution/Wholesale)	453	33,930
Webster Financial Corp. (Banks)	1,661	34,134
Weingarten Realty Investors (REIT)	2,567	68,719
WellCare Health Plans, Inc.* (Healthcare-Services)	1,963	95,578
Werner Enterprises, Inc. (Transportation)	1,963	42,538
Westamerica Bancorp (Banks)	1,208	51,449
Westar Energy, Inc. (Electric)	5,587	159,900
WGL Holdings, Inc. (Gas)	2,265	88,765
WMS Industries, Inc.* (Leisure Time)	2,416	42,280
Woodward, Inc. (Electronics)	2,718	103,637
World Fuel Services Corp. (Retail)	3,171	130,550
Zebra Technologies Corp.—Class A* (Machinery-Diversified)	906	35,588
TOTAL COMMON STOCKS (Cost $20,629,069)		25,529,407

Repurchase Agreements(a) (0.3%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.05%—0.10%, dated 12/31/12, due 1/2/13, total to be received $70,000	$70,000	$70,000
TOTAL REPURCHASE AGREEMENTS (Cost $70,000)		70,000
TOTAL INVESTMENT SECURITIES (Cost $20,699,069)—100.5%		25,599,407
Net other assets (liabilities)—(0.5)%		(138,087)
NET ASSETS—100.0%		$25,461,320

*                 Non-income producing security

(a)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Mid-Cap Value :: 69

ProFund VP Mid-Cap Value invested in the following industries as of December 31, 2012:

	Value	% of Net Assets
Aerospace/Defense	$332,764	1.3%
Agriculture	52,755	0.2%
Airlines	56,906	0.2%
Apparel	60,808	0.2%
Auto Manufacturers	120,883	0.5%
Banks	1,312,234	5.2%
Beverages	81,190	0.3%
Biotechnology	95,175	0.4%
Building Materials	99,654	0.4%
Chemicals	725,237	2.8%
Coal	162,657	0.6%
Commercial Services	1,206,570	4.7%
Computers	520,058	2.0%
Distribution/Wholesale	228,141	0.8%
Diversified Financial Services	302,725	1.2%
Electric	1,544,486	6.0%
Electrical Components & Equipment	426,855	1.7%
Electronics	604,999	2.4%
Engineering & Construction	490,460	1.9%
Entertainment	101,375	0.4%
Environmental Control	124,087	0.5%
Food	656,824	2.5%
Forest Products & Paper	126,115	0.5%
Gas	832,058	3.3%
Hand/Machine Tools	202,766	0.8%
Healthcare-Products	615,185	2.4%
Healthcare-Services	820,535	3.2%
Home Builders	138,920	0.5%
Home Furnishings	33,285	0.1%
Household Products/Wares	276,845	1.1%
Insurance	1,860,751	7.2%
Internet	62,596	0.2%
Investment Companies	74,479	0.3%
Iron/Steel	370,167	1.5%
Leisure Time	86,864	0.3%
Machinery-Diversified	444,285	1.7%
Media	288,082	1.2%
Metal Fabricate/Hardware	76,291	0.3%
Mining	56,406	0.2%
Miscellaneous Manufacturing	954,969	3.8%
Office Furnishings	91,352	0.4%
Oil & Gas	803,113	3.1%
Oil & Gas Services	607,878	2.5%
Packaging & Containers	456,308	1.8%
Pharmaceuticals	320,546	1.3%
Real Estate	57,653	0.2%
REIT	2,915,414	11.4%
Retail	712,525	2.9%
Savings & Loans	410,453	1.6%
Semiconductors	409,190	1.6%
Shipbuilding	91,621	0.4%
Software	809,690	3.3%
Telecommunications	327,007	1.3%
Textiles	81,966	0.3%
Transportation	642,783	2.6%
Trucking & Leasing	91,536	0.4%
Water	72,930	0.3%
Other**	(68,087)	(0.2)%
Total	$25,461,320	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

REIT              Real Estate Investment Trust

See accompanying notes to the financial statements.

70 :: ProFund VP Mid-Cap Value :: Financial Statements

Statement of Assets and Liabilities
December 31, 2012

ASSETS:
Total Investment Securities, at cost	$20,699,069
Securities, at value	25,529,407
Repurchase agreements, at value	70,000
Total Investment Securities, at value	25,599,407
Dividends and interest receivable	22,840
Receivable for investments sold	13,067
Prepaid expenses	209
TOTAL ASSETS	25,635,523

LIABILITIES:
Payable for investments purchased	82,488
Payable for capital shares redeemed	32,075
Cash overdraft	18
Advisory fees payable	12,537
Management services fees payable	1,672
Administration fees payable	880
Administrative services fees payable	7,505
Distribution fees payable	5,633
Trustee fees payable	18
Transfer agency fees payable	2,912
Fund accounting fees payable	2,017
Compliance services fees payable	205
Other accrued expenses	26,243
TOTAL LIABILITIES	174,203
NET ASSETS	$25,461,320

NET ASSETS CONSIST OF:
Capital	$30,338,045
Accumulated net investment income (loss)	103,484
Accumulated net realized gains (losses) on investments	(9,880,547)
Net unrealized appreciation (depreciation) on investments	4,900,338
NET ASSETS	$25,461,320

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	876,677

Net Asset Value (offering and redemption price per share)	$29.04

Statement of Operations
For the Year Ended December 31, 2012

INVESTMENT INCOME:
Dividends	$518,791
Interest	40
TOTAL INVESTMENT INCOME	518,831

EXPENSES:
Advisory fees	184,587
Management services fees	24,611
Administration fees	11,444
Transfer agency fees	17,956
Administrative services fees	85,435
Distribution fees	61,529
Custody fees	25,237
Fund accounting fees	26,456
Trustee fees	624
Compliance services fees	353
Other fees	30,869
Total Gross Expenses before reductions	469,101
Less Expenses reduced by the Advisor	(55,626)
TOTAL NET EXPENSES	413,475
NET INVESTMENT INCOME (LOSS)	105,356

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	3,424,150
Change in net unrealized appreciation/depreciation on investments	67,451
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	3,491,601
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$3,596,957

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Mid-Cap Value :: 71

Statements of Changes in Net Assets

	Year Ended December 31, 2012	Year Ended December 31, 2011
FROM INVESTMENT ACTIVITES:
OPERATIONS:
Net investment income (loss)	$105,356	$36,920
Net realized gains (losses) on investments	3,424,150	1,087,895
Change in net unrealized appreciation/depreciation on investments	67,451	(2,878,348)
Change in net assets resulting from operations	3,596,957	(1,753,533)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(36,920)	(42,479)
Change in net assets resulting from distributions	(36,920)	(42,479)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	55,764,443	126,734,568
Dividends reinvested	36,920	42,479
Value of shares redeemed	(60,013,314)	(128,153,469)
Change in net assets resulting from capital transactions	(4,211,951)	(1,376,422)
Change in net assets	(651,914)	(3,172,434)
NET ASSETS:
Beginning of period	26,113,234	29,285,668
End of period	$25,461,320	$26,113,234
Accumulated net investment income (loss)	$103,484	$36,920
SHARE TRANSACTIONS:
Issued	2,037,243	4,768,635
Reinvested	1,354	1,529
Redeemed	(2,208,527)	(4,849,656)
Change in shares	(169,930)	(79,492)

See accompanying notes to the financial statements.

72 :: ProFund VP Mid-Cap Value :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008
Net Asset Value, Beginning of Period	$24.95	$26.01	$21.66	$16.72	$31.51

Investment Activities:
Net investment income (loss)(a)	0.12	0.04	0.03	0.15	0.18
Net realized and unrealized gains (losses) on investments	4.01	(1.06)	4.39	5.00	(10.18)
Total income (loss) from investment activities	4.13	(1.02)	4.42	5.15	(10.00)

Distributions to Shareholders From:
Net investment income	(0.04)	(0.04)	(0.07)	(0.21)	—
Net realized gains on investments	—	—	—	—	(4.79)
Total distributions	(0.04)	(0.04)	(0.07)	(0.21)	(4.79)

Net Asset Value, End of Period	$29.04	$24.95	$26.01	$21.66	$16.72

Total Return	16.57%	(3.92)%	20.45%	30.87%	(36.29)%

Ratios to Average Net Assets:
Gross expenses	1.91%	1.84%	1.87%	1.90%	1.79%
Net expenses	1.68%	1.68%	1.68%	1.67%	1.63%
Net investment income (loss)	0.43%	0.15%	0.14%	0.82%	0.68%

Supplemental Data:
Net assets, end of period (000’s)	$25,461	$26,113	$29,286	$34,308	$18,489
Portfolio turnover rate(b)	250%	477%	400%	362%	288%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

Management Discussion of Fund Performance :: ProFund VP Mid-Cap Growth :: 73

ProFund VP Mid-Cap Growth seeks daily investment results that, before fees and expenses, correspond to the daily performance of the S&P MidCap 400 Growth Index (the “Index”). For the year ended December 31, 2012, the Fund had a total return of 15.38%. For the same period, the Index had a total return of 17.27%(1) and a volatility of 15.03%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities that, in combination, should have similar daily return characteristics as the daily return of the Index. The Index is designed to provide a comprehensive measure of mid-cap U.S. equity “growth” performance. It is an unmanaged float-adjusted market capitalization weighted index comprising stocks representing approximately half the market capitalization of the S&P MidCap 400 that have been identified as being on the growth end of the growth-value spectrum.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Mid-Cap Growth from December 31, 2002 to December 31, 2012, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/12

Fund	One Year	Five Year	Ten Year
ProFund VP Mid-Cap Growth	15.38%	4.02%	8.38%
S&P MidCap 400 Growth Index	17.27%	5.95%	10.52%

Expense Ratios**

Fund	Gross	Net
ProFund VP Mid-Cap Growth	1.81%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2012. Contractual fee waivers are in effect through April 30, 2013.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Regeneron Pharmaceuticals, Inc.	2.0%
Equinix, Inc.	1.7%
Ametek, Inc.	1.5%
Vertex Pharmaceuticals, Inc.	1.5%
HollyFrontier Corp.	1.4%

S&P MidCap 400 Growth Index – Composition

% of Index
Industrial	21%
Consumer, Non-cyclical	20%
Consumer, Cyclical	18%
Financial	16%
Technology	9%
Communications	7%
Energy	5%
Basic Materials	4%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)         The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the net asset value of the Fund.

(3)         Prior to December 19, 2005, the index underlying the Fund’s benchmark was named the S&P MidCap 400/Barra Growth Index. The former index used a methodology that incorporated a single variable, Book-to-Price ratio, in determining if a stock was to be included in either a growth or value index. The S&P MidCap 400/Barra Growth Index represents performance from December 31, 2002 to December 16, 2005 and the S&P MidCap 400 Growth Index represents performance from December 19, 2005 to present.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

74 :: ProFund VP Mid-Cap Growth :: Financial Statements

Schedule of Portfolio Investments :: December 31, 2012

Common Stocks (100.0%)

	Shares	Value
ACI Worldwide, Inc.* (Software)	2,064	$90,176
Acuity Brands, Inc. (Electrical Components & Equipment)	1,290	87,372
Acxiom Corp.* (Software)	2,322	40,542
Advance Auto Parts, Inc. (Retail)	1,806	130,664
Advent Software, Inc.* (Software)	774	16,548
Affiliated Managers Group, Inc.* (Diversified Financial Services)	2,580	335,787
Alaska Air Group, Inc.* (Airlines)	3,354	144,524
Albemarle Corp. (Chemicals)	2,580	160,270
Alleghany Corp.* (Insurance)	516	173,077
Alliance Data Systems Corp.* (Commercial Services)	2,580	373,481
AMC Networks, Inc.—A* (Media)	2,838	140,481
American Campus Communities, Inc. (REIT)	2,580	119,015
American Eagle Outfitters, Inc. (Specialty Retail)	8,772	179,914
Ametek, Inc. (Electrical Components & Equipment)	11,868	445,881
ANN, Inc.* (Retail)	2,322	78,576
ANSYS, Inc.* (Software)	2,838	191,112
AOL, Inc. (Internet)	1,806	53,476
Aqua America, Inc. (Water)	3,612	91,817
Arthur J. Gallagher & Co. (Insurance)	3,096	107,276
Ascena Retail Group, Inc.* (Retail)	6,192	114,490
Ashland, Inc. (Chemicals)	1,806	145,220
Atmel Corp.* (Semiconductors)	21,672	141,952
Bally Technologies, Inc.* (Hotels, Restaurants & Leisure)	2,064	92,281
BE Aerospace, Inc.* (Aerospace/Defense)	5,160	254,904
Bob Evans Farms, Inc. (Retail)	1,290	51,858
BRE Properties, Inc.—A (REIT)	1,548	78,685
Brinker International, Inc. (Retail)	2,580	79,954
Broadridge Financial Solutions, Inc. (Software)	2,838	64,933
Brown & Brown, Inc. (Insurance)	3,096	78,824
Cabela’s, Inc.* (Retail)	2,322	96,944
Cadence Design Systems, Inc.* (Computers)	13,932	188,220
Camden Property Trust (REIT)	2,064	140,785
CARBO Ceramics, Inc. (Oil & Gas Services)	516	40,423
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	1,806	106,121
Carpenter Technology Corp. (Iron/Steel)	1,548	79,923
Carter’s, Inc.* (Apparel)	2,580	143,577
Cathay Bancorp, Inc. (Banks)	3,612	70,434
CBOE Holdings, Inc. (Diversified Financial Services)	2,580	76,007
Charles River Laboratories International, Inc.* (Biotechnology)	2,322	87,005
Chico’s FAS, Inc. (Specialty Retail)	8,256	152,406
Church & Dwight, Inc. (Household Products/Wares)	3,870	207,316
Ciena Corp.* (Telecommunications)	4,902	76,961
Cimarex Energy Co. (Oil & Gas)	1,806	104,260
Cinemark Holdings, Inc. (Entertainment)	5,160	134,057
City National Corp. (Banks)	2,322	114,985
Clarcor, Inc. (Miscellaneous Manufacturing)	1,032	49,309
Clean Harbors, Inc.* (Environmental Control)	2,580	141,925
Compass Minerals International, Inc. (Mining)	774	57,826
Concur Technologies, Inc.* (Software)	2,322	156,782
Copart, Inc.* (Commercial Services & Supplies)	5,160	152,220
CoreLogic, Inc.* (Commercial Services)	4,902	131,962
Corporate Office Properties Trust (REIT)	1,548	38,669
Corrections Corp. of America (Commercial Services)	4,902	173,874
Covance, Inc.* (Healthcare-Services)	1,548	89,428
Cree, Inc.* (Semiconductors)	5,676	192,870
Cypress Semiconductor Corp. (Semiconductors)	3,096	33,561
Cytec Industries, Inc. (Chemicals)	1,290	88,791
Deluxe Corp. (Commercial Services)	1,032	33,272
Dick’s Sporting Goods, Inc. (Specialty Retail)	4,902	222,992
Donaldson Co., Inc. (Miscellaneous Manufacturing)	4,128	135,563
Dresser-Rand Group, Inc.* (Oil & Gas Services)	1,806	101,389
Dril-Quip, Inc.* (Oil & Gas Services)	774	56,541
Duke Realty Corp. (REIT)	6,192	85,883
Eaton Vance Corp. (Diversified Financial Services)	5,676	180,781
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	3,096	81,332
Equinix, Inc.* (Internet)	2,322	478,796
Equity One, Inc. (REIT)	1,290	27,103
Essex Property Trust, Inc. (REIT)	774	113,507
FactSet Research Systems, Inc. (Media)	1,032	90,878
Fair Isaac Corp. (Software)	1,806	75,906
Federal Realty Investment Trust (REIT)	1,806	187,861
Fidelity National Title Group, Inc.—Class A (Insurance)	5,676	133,670
First American Financial Corp. (Insurance)	5,160	124,304
Flowers Foods, Inc. (Food)	2,838	66,040
Foot Locker, Inc. (Specialty Retail)	7,482	240,322
Forest Oil Corp.* (Oil & Gas)	2,838	18,986
Fortune Brands Home & Security, Inc.* (Building Materials)	7,998	233,702
Fulton Financial Corp. (Banks)	5,418	52,067
Gartner Group, Inc.* (Commercial Services)	4,644	213,717
Genesee & Wyoming, Inc.—Class A* (Transportation)	1,290	98,143
Gentex Corp. (Electronics)	6,966	131,100
Global Payments, Inc. (Commercial Services)	2,064	93,499
Graco, Inc. (Machinery-Diversified)	3,096	159,413
Green Mountain Coffee Roasters, Inc.* (Beverages)	3,870	160,063
Greenhill & Co., Inc. (Diversified Financial Services)	774	40,240
Hanesbrands, Inc.* (Apparel)	4,902	175,590
Henry Schein, Inc.* (Healthcare-Products)	2,580	207,587
Herman Miller, Inc. (Office Furnishings)	1,290	27,632
Highwoods Properties, Inc. (REIT)	2,322	77,671
HMS Holdings Corp.* (Commercial Services)	4,386	113,685
HollyFrontier Corp. (Oil & Gas)	10,062	468,386
Hologic, Inc.* (Healthcare-Products)	6,966	139,529
Home Properties, Inc. (REIT)	1,032	63,272
HSN, Inc. (Retail)	1,806	99,474
Hubbell, Inc.—Class B (Electrical Components & Equipment)	1,548	131,007

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Mid-Cap Growth :: 75

Common Stocks, continued

	Shares	Value
IDEX Corp. (Machinery-Diversified)	2,838	$132,052
IDEXX Laboratories, Inc.* (Healthcare-Products)	2,580	239,424
Ingredion, Inc. (Food)	3,870	249,344
Integrated Device Technology, Inc.* (Semiconductors)	3,870	28,251
InterDigital, Inc. (Telecommunications)	2,064	84,830
Itron, Inc.* (Electronics)	1,806	80,457
ITT Corp. (Miscellaneous Manufacturing)	2,322	54,474
J.B. Hunt Transport Services, Inc. (Transportation)	4,386	261,888
Jack Henry & Associates, Inc. (Computers)	2,580	101,291
Jarden Corp.* (Household Products/Wares)	3,612	186,740
Jefferies Group, Inc. (Diversified Financial Services)	6,192	114,985
Jones Lang LaSalle, Inc. (Real Estate)	2,064	173,252
Kansas City Southern Industries, Inc. (Transportation)	3,354	279,992
KB Home (Home Builders)	3,870	61,146
Kirby Corp.* (Transportation)	1,548	95,806
Lamar Advertising Co.—Class A* (Media)	2,838	109,973
Lancaster Colony Corp. (Food)	516	35,702
Landstar System, Inc. (Transportation)	1,290	67,673
Lender Processing Services, Inc. (Commercial Services)	2,064	50,816
Lennox International, Inc. (Building Materials)	2,322	121,951
Life Time Fitness, Inc.* (Leisure Time)	1,032	50,785
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	4,128	200,951
LKQ Corp.* (Distribution/Wholesale)	14,706	310,297
Louisiana-Pacific Corp.* (Building Materials)	6,708	129,599
M.D.C. Holdings, Inc. (Home Builders)	1,806	66,389
Martin Marietta Materials (Building Materials)	1,032	97,297
Masimo Corp. (Healthcare-Products)	1,548	32,523
Mednax, Inc.* (Healthcare-Services)	1,290	102,581
Mentor Graphics Corp.* (Computers)	4,644	79,041
Mettler Toledo International, Inc.* (Electronics)	1,548	299,228
Micros Systems, Inc.* (Computers)	1,806	76,647
Mine Safety Appliances Co. (Environmental Control)	774	33,058
Mohawk Industries, Inc.* (Textiles)	1,806	163,389
MSC Industrial Direct Co.—Class A (Retail)	2,322	175,032
MSCI, Inc.—Class A* (Software)	3,612	111,936
National Instruments Corp. (Electronics)	4,644	119,862
National Retail Properties, Inc. (REIT)	2,580	80,496
NCR Corp.* (Computers)	5,160	131,477
NeuStar, Inc.* (Telecommunications)	3,354	140,634
NewMarket Corp. (Chemicals)	516	135,295
Nordson Corp. (Machinery-Diversified)	2,838	179,135
Northern Oil and Gas, Inc.* (Oil & Gas)	2,838	47,735
NVR, Inc.* (Home Builders)	258	237,360
Oceaneering International, Inc. (Oil & Gas Services)	3,096	166,534
Office Depot, Inc.* (Retail)	7,482	24,541
Oil States International, Inc.* (Oil & Gas Services)	1,548	110,744
OMEGA Healthcare Investors, Inc. (REIT)	5,418	129,219
Packaging Corp. of America (Packaging & Containers)	4,902	188,580
Panera Bread Co.—Class A* (Hotels, Restaurants & Leisure)	1,290	204,891
Parametric Technology Corp.* (Software)	2,838	63,883
Patterson-UTI Energy, Inc. (Oil & Gas)	3,870	72,098
Plains Exploration & Production Co.* (Oil & Gas)	3,870	181,658
Plantronics, Inc. (Telecommunications)	1,290	47,562
PNM Resources, Inc. (Electric)	2,064	42,333
Polaris Industries, Inc. (Leisure Time)	3,096	260,528
Potlatch Corp. (REIT)	1,032	40,444
PVH Corp. (Retail)	3,612	400,969
Quicksilver Resources, Inc.* (Oil & Gas)	2,838	8,117
Rackspace Hosting, Inc.* (Internet)	5,418	402,395
Ralcorp Holdings, Inc.* (Food)	1,806	161,908
Raymond James Financial Corp. (Diversified Financial Services)	3,096	119,289
Rayonier, Inc. (REIT)	3,612	187,210
Realty Income Corp. (REIT)	3,870	155,613
Regal-Beloit Corp. (Hand/Machine Tools)	1,290	90,906
Regency Centers Corp. (REIT)	2,580	121,570
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	3,612	617,906
ResMed, Inc. (Healthcare-Products)	6,966	289,576
RF Micro Devices, Inc.* (Telecommunications)	6,192	27,740
Riverbed Technology, Inc.* (Computers)	7,998	157,721
Rollins, Inc. (Commercial Services)	1,806	39,804
Rosetta Resources, Inc.* (Oil & Gas)	1,548	70,217
Royal Gold, Inc. (Mining)	3,096	251,735
RPM, Inc. (Chemicals)	3,096	90,899
SEI Investments Co. (Commercial Services)	3,870	90,326
Semtech Corp.* (Semiconductors)	3,354	97,098
Senior Housing Properties Trust (REIT)	4,386	103,685
Service Corp. International (Diversified Consumer Services)	10,578	146,082
Shaw Group, Inc.* (Engineering & Construction)	3,354	156,330
Signature Bank* (Banks)	2,322	165,652
Signet Jewelers, Ltd. (Retail)	1,806	96,440
Silgan Holdings, Inc. (Packaging & Containers)	1,290	53,651
Silicon Laboratories, Inc.* (Semiconductors)	1,032	43,148
Skyworks Solutions, Inc.* (Semiconductors)	9,546	193,784
SM Energy Co. (Oil & Gas)	1,806	94,291
Solarwinds, Inc.* (Software)	3,096	162,385
Solera Holdings, Inc. (Software)	2,064	110,362
Sotheby’s—Class A (Commercial Services)	2,322	78,066
SUPERVALU, Inc. (Food)	4,644	11,471
SVB Financial Group* (Banks)	2,322	129,962
Synopsys, Inc.* (Computers)	3,870	123,221
Synovus Financial Corp. (Banks)	38,700	94,815
Taubman Centers, Inc. (REIT)	1,806	142,168
Techne Corp. (Healthcare-Products)	1,032	70,527
Tempur-Pedic International, Inc.* (Home Furnishings)	1,806	56,871
Terex Corp.* (Machinery-Construction & Mining)	5,418	152,300
The Cheesecake Factory, Inc. (Retail)	1,290	42,209
The Cooper Cos., Inc. (Healthcare-Products)	2,322	214,739
The Corporate Executive Board Co. (Commercial Services)	1,032	48,979
The Macerich Co. (REIT)	2,838	165,455
The Timken Co. (Metal Fabricate/Hardware)	3,870	185,102
The Valspar Corp. (Chemicals)	4,128	257,587
The Warnaco Group, Inc.* (Apparel)	2,064	147,720
Thor Industries, Inc. (Home Builders)	2,064	77,256
Thoratec Corp.* (Healthcare-Products)	2,838	106,482
Tibco Software, Inc.* (Internet)	7,740	170,357
Toll Brothers, Inc.* (Home Builders)	7,482	241,892
Tootsie Roll Industries, Inc. (Food)	516	13,375
Tractor Supply Co. (Specialty Retail)	3,354	296,358

See accompanying notes to the financial statements.

76 :: ProFund VP Mid-Cap Growth :: Financial Statements

Common Stocks, continued

	Shares	Value
Trimble Navigation, Ltd.* (Electronics)	6,192	$370,158
Triumph Group, Inc. (Aerospace/Defense)	1,548	101,084
Tupperware Corp. (Household Products/Wares)	1,548	99,227
tw telecom, Inc.* (Telecommunications)	7,482	190,567
UDR, Inc. (REIT)	5,160	122,705
Under Armour, Inc.—Class A* (Apparel)	3,870	187,811
United Natural Foods, Inc.* (Food)	1,290	69,131
United Rentals, Inc.* (Commercial Services)	3,096	140,930
United Therapeutics Corp.* (Biotechnology)	2,322	124,041
Valmont Industries, Inc. (Metal Fabricate/Hardware)	1,032	140,920
ValueClick, Inc.* (Internet)	3,612	70,109
VeriFone Systems, Inc.* (Software)	2,580	76,574
Vertex Pharmaceuticals, Inc.* (Biotechnology)	10,578	443,641
Wabtec Corp. (Machinery-Diversified)	2,322	203,268
Waddell & Reed Financial, Inc.—Class A (Diversified Financial Services)	4,128	143,737
Washington Federal, Inc. (Savings & Loans)	5,160	87,049
Waste Connections, Inc. (Environmental Control)	3,096	104,614
Watsco, Inc. (Distribution/Wholesale)	774	57,973
Webster Financial Corp. (Banks)	2,064	42,415
Weingarten Realty Investors (REIT)	2,580	69,067
WEX, Inc.* (Commercial Services)	1,806	136,118
Williams-Sonoma, Inc. (Specialty Retail)	4,128	180,683
Worthington Industries, Inc. (Metal Fabricate/Hardware)	2,580	67,054
Zebra Technologies Corp.—Class A* (Machinery-Diversified)	1,548	60,805
TOTAL COMMON STOCKS (Cost $21,621,748)		30,217,845
TOTAL INVESTMENT SECURITIES (Cost $21,621,748)—100.0%		30,217,845
Net other assets (liabilities)—NM		6,287
NET ASSETS—100.0%		$30,224,132

*  Non-income producing security

ProFund VP Mid-Cap Growth invested in the following industries as of December 31, 2012:

	Value	% of Net Assets
Aerospace/Defense	$355,988	1.2%
Airlines	144,524	0.5%
Apparel	654,698	2.2%
Banks	670,330	2.2%
Beverages	160,063	0.5%
Biotechnology	1,272,593	4.2%
Building Materials	582,549	2.0%
Chemicals	878,062	2.9%
Commercial Services	1,718,529	5.7%
Commercial Services & Supplies	152,220	0.5%
Computers	857,618	2.9%
Distribution/Wholesale	368,270	1.2%
Diversified Consumer Services	146,082	0.5%
Diversified Financial Services	1,010,826	3.4%
Electric	42,333	0.1%
Electrical Components & Equipment	664,260	2.2%
Electronics	1,000,805	3.3%
Engineering & Construction	156,330	0.5%
Entertainment	134,057	0.4%
Environmental Control	279,597	0.9%
Food	606,971	2.0%
Hand/Machine Tools	291,857	1.0%
Healthcare-Products	1,300,387	4.3%
Healthcare-Services	192,009	0.6%
Home Builders	684,043	2.3%
Home Furnishings	56,871	0.2%
Hotels, Restaurants & Leisure	297,172	1.0%
Household Products/Wares	493,283	1.6%
Insurance	617,151	2.1%
Internet	1,175,133	4.0%
Iron/Steel	79,923	0.3%
Leisure Time	311,313	1.0%
Machinery-Construction & Mining	152,300	0.5%
Machinery-Diversified	734,673	2.4%
Media	341,332	1.2%
Metal Fabricate/Hardware	393,076	1.3%
Mining	309,561	1.0%
Miscellaneous Manufacturing	345,467	1.2%
Office Furnishings	27,632	0.1%
Oil & Gas	1,065,748	3.4%
Oil & Gas Services	475,631	1.6%
Packaging & Containers	242,231	0.8%
Pharmaceuticals	81,332	0.3%
Real Estate	173,252	0.6%
REIT	2,250,083	7.3%
Retail	1,391,151	4.7%
Savings & Loans	87,049	0.3%
Semiconductors	730,664	2.4%
Software	1,161,139	3.9%
Specialty Retail	1,272,675	4.1%
Telecommunications	568,294	1.8%
Textiles	163,389	0.5%
Transportation	803,502	2.6%
Water	91,817	0.3%
Other**	6,287	NM
Total	$30,224,132	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                   Not meaningful, amount is less than 0.05%.

REIT              Real Estate Investment Trust

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Mid-Cap Growth :: 77

Statement of Assets and Liabilities
December 31, 2012

ASSETS:
Total Investment Securities, at cost	$21,621,748
Securities, at value	30,217,845
Total Investment Securities, at value	30,217,845
Dividends receivable	8,997
Receivable for capital shares issued	601
Receivable for investments sold	1,990,814
Prepaid expenses	263
TOTAL ASSETS	32,218,520
LIABILITIES:
Payable for investments purchased	21,688
Payable for capital shares redeemed	1,844,745
Cash overdraft	57,462
Advisory fees payable	14,416
Management services fees payable	1,922
Administration fees payable	1,028
Administrative services fees payable	8,522
Distribution fees payable	6,136
Trustee fees payable	21
Transfer agency fees payable	3,319
Fund accounting fees payable	2,356
Compliance services fees payable	252
Other accrued expenses	32,521
TOTAL LIABILITIES	1,994,388
NET ASSETS	$30,224,132
NET ASSETS CONSIST OF:
Capital	$26,004,988
Accumulated net investment income (loss)	(1,482)
Accumulated net realized gains (losses) on investments	(4,375,471)
Net unrealized appreciation (depreciation) on investments	8,596,097
NET ASSETS	$30,224,132

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	788,498

Net Asset Value (offering and redemption price per share)	$38.33

Statement of Operations
For the Year Ended December 31, 2012

INVESTMENT INCOME:
Dividends	$324,267
Interest	75
TOTAL INVESTMENT INCOME	324,342

EXPENSES:
Advisory fees	235,695
Management services fees	31,425
Administration fees	14,582
Transfer agency fees	22,897
Administrative services fees	110,248
Distribution fees	78,565
Custody fees	21,969
Fund accounting fees	32,771
Trustee fees	787
Compliance services fees	381
Other fees	37,595
Total Gross Expenses before reductions	586,915
Less Expenses reduced by the Advisor	(58,959)
TOTAL NET EXPENSES	527,956
NET INVESTMENT INCOME (LOSS)	(203,614)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	4,685,298
Change in net unrealized appreciation/depreciation on investments	(394,631)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	4,290,667
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$4,087,053

See accompanying notes to the financial statements.

78 :: ProFund VP Mid-Cap Growth :: Financial Statements

Statements of Changes in Net Assets

	Year Ended December 31, 2012	Year Ended December 31, 2011
FROM INVESTMENT ACTIVITES:
OPERATIONS:
Net investment income (loss)	$(203,614)	$(542,401)
Net realized gains (losses) on investments	4,685,298	1,698,795
Change in net unrealized appreciation/depreciation on investments	(394,631)	(6,119,408)
Change in net assets resulting from operations	4,087,053	(4,963,014)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	60,276,287	187,688,352
Value of shares redeemed	(66,687,539)	(224,604,088)
Change in net assets resulting from capital transactions	(6,411,252)	(36,915,736)
Change in net assets	(2,324,199)	(41,878,750)
NET ASSETS:
Beginning of period	32,548,331	74,427,081
End of period	$30,224,132	$32,548,331
Accumulated net investment income (loss)	$(1,482)	$—
SHARE TRANSACTIONS:
Issued	1,628,488	5,216,993
Redeemed	(1,819,790)	(6,412,816)
Change in shares	(191,302)	(1,195,823)

See accompanying notes to the financial statements.

Financial Highlights :: ProFund VP Mid-Cap Growth :: 79

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008
Net Asset Value, Beginning of Period	$33.22	$34.21	$26.64	$19.26	$35.14

Investment Activities:
Net investment income (loss)(a)	(0.24)	(0.35)	(0.26)	(0.17)	(0.32)
Net realized and unrealized gains (losses) on investments	5.35	(0.64)	7.83	7.55	(12.23)
Total income (loss) from investment activities	5.11	(0.99)	7.57	7.38	(12.55)

Distributions to Shareholders From:
Net realized gains on investments	—	—	—	—	(3.33)

Net Asset Value, End of Period	$38.33	$33.22	$34.21	$26.64	$19.26

Total Return	15.38%	(2.89)%	28.42%	38.32%	(38.81)%

Ratios to Average Net Assets:
Gross expenses	1.87%	1.81%	1.83%	1.85%	1.79%
Net expenses	1.68%	1.68%	1.68%	1.67%	1.63%
Net investment income (loss)	(0.65)%	(0.99)%	(0.87)%	(0.76)%	(1.04)%

Supplemental Data:
Net assets, end of period (000’s)	$30,224	$32,548	$74,427	$44,679	$19,285
Portfolio turnover rate(b)	212%	348%	452%	373%	427%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

80 :: ProFund VP Small-Cap Value :: Management Discussion of Fund Performance

ProFund VP Small-Cap Value seeks daily investment results that, before fees and expenses, correspond to the daily performance of the S&P SmallCap 600 Value Index (the “Index”). For the year ended December 31, 2012, the Fund had a total return of 16.16%. For the same period, the Index had a return of 21.64%(1) and a volatility of 21.13%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities that, in combination, should have similar daily return characteristics as the daily return of the Index. The Index is designed to provide a comprehensive measure of small-cap U.S. equity “value” performance. It is an unmanaged float-adjusted market capitalization weighted index comprising stocks representing approximately half the market capitalization of the S&P SmallCap 600 that have been identified as being on the value end of the growth-value spectrum. It is a float adjusted, market capitalization weighted index of 600 U.S. operating companies. Securities are selected for inclusion in the Index by an S&P committee through a non-mechanical process that factors in criteria such as liquidity, price, market capitalization, financial viability, and public float.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Small-Cap Value from December 31, 2002 to December 31, 2012, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/12

Fund	One Year	Five Year	Ten Year
ProFund VP Small-Cap Value	16.16%	2.57%	7.60%
S&P SmallCap 600 Value Index	21.64%	6.73%	10.71%

Expense Ratios**

Fund	Gross	Net
ProFund VP Small-Cap Value	1.96%	1.70%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2012. Contractual fee waivers are in effect through April 30, 2013.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
ProAssurance Corp.	1.1%
EMCOR Group, Inc.	1.0%
LaSalle Hotel Properties	1.0%
EPR Properties	0.9%
Piedmont Natural Gas Co., Inc.	0.8%

S&P SmallCap 600 Value Index – Composition

% of Index
Financial	22%
Industrial	20%
Consumer, Cyclical	15%
Consumer, Non-cyclical	15%
Utilities	8%
Technology	7%
Basic Materials	5%
Energy	5%
Communications	3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)         The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the net asset value of the Fund.

(3)         Prior to December 19, 2005, the index underlying the Fund’s benchmark was named the S&P SmallCap 600/Barra Value Index. The former index used a methodology that incorporated a single variable, Book-to-Price ratio, in determining if a stock was to be included in either a growth or value index. The S&P SmallCap 600/Barra Value Index represents performance from December 31, 2002 to December 16, 2005 and the S&P SmallCap 600 Value Index represents performance from December 19, 2005 to present.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP Small-Cap Value :: 81

Schedule of Portfolio Investments :: December 31, 2012

Common Stocks (100.3%)

	Shares	Value
A.M. Castle & Co.* (Metal Fabricate/ Hardware)	1,903	$28,107
AAON, Inc. (Building Materials)	1,211	25,274
AAR Corp. (Aerospace/Defense)	4,498	84,023
ABIOMED, Inc.* (Healthcare-Products)	1,557	20,957
ABM Industries, Inc. (Commercial Services)	5,709	113,894
Acadia Realty Trust (REIT)	2,422	60,744
Actuant Corp.—Class A (Miscellaneous Manufacturing)	2,595	72,426
Aegion Corp.* (Engineering & Construction)	2,422	53,744
Aerovironment, Inc.* (Aerospace/Defense)	2,249	48,893
Affymetrix, Inc.* (Healthcare-Products)	8,131	25,775
Agilysys, Inc.* (Computers)	865	7,240
AK Steel Holding Corp. (Iron/Steel)	9,342	42,973
Albany International Corp.—Class A (Machinery-Diversified)	3,287	74,549
ALLETE, Inc. (Electric)	3,979	163,060
Alliance One International, Inc.* (Agriculture)	9,342	34,005
Almost Family, Inc. (Healthcare-Services)	865	17,525
AMCOL International Corp. (Mining)	1,903	58,384
Amedisys, Inc.* (Healthcare-Services)	3,460	38,994
American Greetings Corp.—Class A (Household Products/Wares)	3,633	61,361
American Science & Engineering, Inc. (Electronics)	519	33,844
American States Water Co. (Water)	1,038	49,803
Amerisafe, Inc.* (Insurance)	2,076	56,571
AMN Healthcare Services, Inc.* (Commercial Services)	2,076	23,978
AmSurg Corp.* (Healthcare-Services)	3,633	109,026
Anixter International, Inc. (Telecommunications)	3,114	199,234
Apogee Enterprises, Inc. (Building Materials)	1,557	37,321
Applied Industrial Technologies, Inc. (Machinery-Diversified)	2,422	101,748
Approach Resources, Inc.* (Oil & Gas)	1,730	43,267
Arbitron, Inc. (Commercial Services)	1,557	72,681
Arkansas Best Corp. (Transportation)	2,768	26,434
Astec Industries, Inc. (Machinery-Construction & Mining)	2,422	80,725
Atlantic Tele-Network, Inc. (Telecommunications)	519	19,052
ATMI, Inc.* (Semiconductors)	1,903	39,735
Avid Technology, Inc.* (Software)	3,460	26,227
Avista Corp. (Electric)	6,747	162,670
B&G Foods, Inc.—Class A (Food)	2,249	63,669
Balchem Corp. (Chemicals)	1,557	56,675
Bank Mutual Corp. (Savings & Loans)	4,844	20,829
Banner Corp. (Banks)	2,076	63,795
Barnes Group, Inc. (Miscellaneous Manufacturing)	5,363	120,454
Basic Energy Services, Inc.* (Oil & Gas Services)	3,114	35,531
Bel Fuse, Inc.—B (Electronics)	1,211	23,675
Belden, Inc. (Electrical Components & Equipment)	2,249	101,182
Benchmark Electronics, Inc.* (Electronics)	6,401	106,384
Big 5 Sporting Goods Corp. (Retail)	1,903	24,929
Biglari Holdings, Inc.* (Consumer Services)	173	67,473
BJ’s Restaurants, Inc.* (Retail)	1,557	51,225
Black Box Corp. (Telecommunications)	1,903	46,319
Blackbaud, Inc. (Software)	2,595	59,244
Blue Nile, Inc.* (Internet)	519	19,982
Blyth, Inc. (Household Products/Wares)	1,211	18,831
Bottomline Technologies, Inc.* (Software)	1,903	50,221
Boyd Gaming Corp.* (Lodging)	6,401	42,502
Brady Corp.—Class A (Electronics)	3,114	104,008
Briggs & Stratton Corp. (Machinery-Diversified)	5,363	113,052
Bristow Group, Inc. (Transportation)	4,152	222,796
Brookline Bancorp, Inc. (Savings & Loans)	3,114	26,469
Brooks Automation, Inc. (Semiconductors)	7,612	61,277
Brown Shoe Co., Inc. (Retail)	2,422	44,492
Buckeye Technologies, Inc. (Forest Products & Paper)	4,498	129,139
Cabot Microelectronics Corp. (Semiconductors)	1,384	49,146
CACI International, Inc.—Class A* (Computers)	2,595	142,803
Calamos Asset Management, Inc.—A (Diversified Financial Services)	2,249	23,772
Calavo Growers, Inc. (Food)	865	21,807
Calgon Carbon Corp.* (Environmental Control)	3,979	56,422
Callaway Golf Co. (Leisure Time)	4,671	30,362
Cal-Maine Foods, Inc. (Food)	692	27,832
Capella Education Co.* (Commercial Services)	1,384	39,070
Cardtronics, Inc.* (Commercial Services)	2,249	53,391
Career Education Corp.* (Commercial Services)	5,882	20,705
Carrizo Oil & Gas, Inc.* (Oil & Gas)	1,903	39,811
Casey’s General Stores, Inc. (Retail)	4,325	229,658
Cash America International, Inc. (Retail)	3,287	130,396
Cbeyond, Inc.* (Telecommunications)	3,460	31,279
CDI Corp. (Commercial Services)	1,557	26,671
CEC Entertainment, Inc. (Retail)	1,903	63,161
Cedar Realty Trust, Inc. (REIT)	3,460	18,269
Centene Corp.* (Healthcare-Services)	5,882	241,162
Central Garden & Pet Co.—Class A* (Household Products/Wares)	4,671	48,812
Century Aluminum Co.* (Mining)	5,882	51,526
CEVA, Inc.* (Semiconductors)	1,557	24,523
CH Energy Group, Inc. (Electric)	1,038	67,698
Checkpoint Systems, Inc.* (Electronics)	4,671	50,167
Chemed Corp. (Commercial Services)	865	59,330
Christopher & Banks Corp.* (Retail)	1,903	10,371
CIBER, Inc.* (Computers)	7,612	25,424
CIRCOR International, Inc. (Metal Fabricate/Hardware)	1,903	75,341
City Holding Co. (Banks)	1,038	36,174
Clearwater Paper Corp.* (Forest Products & Paper)	2,595	101,620
Cloud Peak Energy, Inc.* (Coal)	6,920	133,764
Coherent, Inc. (Electronics)	1,038	52,543
Cohu, Inc. (Semiconductors)	2,595	28,130
Coldwater Creek, Inc.* (Retail)	1,038	4,993
Colonial Properties Trust (REIT)	5,709	122,001
Columbia Banking System, Inc. (Banks)	2,249	40,347
Comfort Systems USA, Inc. (Building Materials)	4,325	52,592
Community Bank System, Inc. (Banks)	4,498	123,065
Computer Programs & Systems, Inc. (Software)	519	26,126
comScore, Inc.* (Internet)	1,903	26,223
Comstock Resources, Inc.* (Oil & Gas)	3,114	47,115
Comtech Telecommunications Corp. (Telecommunications)	1,903	48,298
CONMED Corp. (Healthcare-Products)	3,287	91,873

See accompanying notes to the financial statements.

82 :: ProFund VP Small-Cap Value :: Financial Statements

Common Stocks, continued

	Shares	Value
Consolidated Graphics, Inc.* (Commercial Services)	865	$30,206
Contango Oil & Gas Co. (Oil & Gas)	1,384	58,626
Corinthian Colleges, Inc.* (Commercial Services)	8,823	21,528
CorVel Corp.* (Commercial Services)	346	15,511
Cousins Properties, Inc. (REIT)	5,017	41,892
Cracker Barrel Old Country Store, Inc. (Retail)	2,768	177,871
Crocs, Inc.* (Apparel)	3,979	57,258
Cross Country Healthcare, Inc.* (Commercial Services)	3,460	16,608
CryoLife, Inc. (Healthcare-Products)	1,730	10,778
CSG Systems International, Inc.* (Software)	1,730	31,451
CTS Corp. (Electronics)	3,806	40,458
Cubic Corp. (Aerospace/Defense)	1,038	49,793
Cubist Pharmaceuticals, Inc.* (Biotechnology)	2,941	123,698
Curtiss-Wright Corp. (Aerospace/Defense)	5,363	176,067
CVB Financial Corp. (Banks)	6,574	68,371
Daktronics, Inc. (Electronics)	2,595	28,727
Diamond Foods, Inc. (Food)	2,595	35,474
DiamondRock Hospitality Co. (REIT)	22,317	200,853
Digi International, Inc.* (Software)	2,941	27,851
Digital Generation, Inc.* (Media)	1,384	15,030
Digital River, Inc.* (Internet)	3,979	57,258
Dime Community Bancshares, Inc. (Savings & Loans)	1,384	19,224
DineEquity, Inc.* (Retail)	1,038	69,546
Diodes, Inc.* (Semiconductors)	1,557	27,014
DSP Group, Inc.* (Semiconductors)	2,422	13,951
DTS, Inc.* (Home Furnishings)	1,384	23,113
Dycom Industries, Inc.* (Engineering & Construction)	3,633	71,933
E.W. Scripps Co.* (Media)	3,287	35,533
EastGroup Properties, Inc. (REIT)	1,557	83,782
Ebix, Inc. (Software)	1,903	30,581
El Paso Electric Co. (Electric)	4,498	143,531
Electro Scientific Industries, Inc. (Electronics)	1,384	13,771
EMCOR Group, Inc. (Engineering & Construction)	7,612	263,452
Emergent Biosolutions, Inc.* (Biotechnology)	2,941	47,174
Employers Holdings, Inc. (Insurance)	2,076	42,724
Encore Wire Corp. (Electrical Components & Equipment)	865	26,218
EnerSys* (Electrical Components & Equipment)	2,249	84,630
Engility Holdings, Inc.* (Engineering & Construction)	1,903	36,652
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	1,038	42,454
Enzo Biochem, Inc.* (Biotechnology)	1,557	4,204
EPIQ Systems, Inc. (Software)	3,633	46,430
EPR Properties (REIT)	5,363	247,288
ESCO Technologies, Inc. (Miscellaneous Manufacturing)	1,557	58,247
Exponent, Inc.* (Engineering & Construction)	692	38,634
Exterran Holdings, Inc.* (Oil & Gas Services)	3,979	87,220
EZCORP, Inc.—Class A* (Retail)	5,190	103,073
FARO Technologies, Inc.* (Electronics)	865	30,863
Federal Signal Corp.* (Miscellaneous Manufacturing)	7,093	53,978
Fifth & Pacific Cos., Inc.* (Retail)	6,920	86,153
Financial Engines, Inc.* (Diversified Financial Services)	2,249	62,410
First BanCorp.* (Banks)	7,958	36,448
First Financial Bancorp (Banks)	6,747	98,641
First Financial Bankshares, Inc. (Banks)	1,557	60,739
First Midwest Bancorp, Inc. (Banks)	4,671	58,481
Forestar Group, Inc.* (Real Estate)	3,979	68,956
Forrester Research, Inc. (Commercial Services)	1,038	27,818
Forward Air Corp. (Transportation)	1,211	42,397
Franklin Street Properties Corp. (REIT)	8,304	102,222
Fred’s, Inc. (Retail)	3,806	50,658
G & K Services, Inc. (Textiles)	2,249	76,803
GenCorp, Inc.* (Aerospace/Defense)	2,595	23,744
General Communication, Inc.—A* (Telecommunications)	1,384	13,273
Genesco, Inc.* (Retail)	2,768	152,240
Gentiva Health Services, Inc.* (Healthcare-Services)	3,287	33,034
Getty Realty Corp. (REIT)	1,730	31,244
Gibraltar Industries, Inc.* (Building Materials)	3,287	52,329
Glacier Bancorp, Inc. (Banks)	5,017	73,800
Glatfelter (Forest Products & Paper)	4,844	84,673
Government Properties Income Trust (REIT)	3,114	74,643
Griffon Corp. (Miscellaneous Manufacturing)	5,190	59,477
Group 1 Automotive, Inc. (Retail)	2,422	150,140
GT Advanced Technologies, Inc.* (Semiconductors)	13,494	40,752
Gulf Island Fabrication, Inc. (Oil & Gas Services)	1,730	41,572
Hanmi Financial Corp.* (Banks)	3,633	49,372
Harmonic, Inc.* (Telecommunications)	13,148	66,660
Harte-Hanks, Inc. (Advertising)	5,017	29,600
Haverty Furniture Cos., Inc. (Retail)	1,211	19,751
Hawkins, Inc. (Chemicals)	692	26,739
Haynes International, Inc. (Metal Fabricate/Hardware)	1,384	71,788
Healthcare Realty Trust, Inc. (REIT)	4,498	107,997
Healthways, Inc.* (Healthcare-Services)	1,730	18,511
Heartland Express, Inc. (Transportation)	2,768	36,178
Heartland Payment Systems, Inc. (Commercial Services)	1,557	45,932
Heidrick & Struggles International, Inc. (Commercial Services)	1,903	29,040
Helen of Troy, Ltd.* (Household Products/Wares)	1,730	57,765
Higher One Holdings, Inc.* (Diversified Financial Services)	2,249	23,704
Hillenbrand, Inc. (Commercial Services)	3,979	89,965
Hi-Tech Pharmacal Co., Inc. (Pharmaceuticals)	1,211	42,361
Horace Mann Educators Corp. (Insurance)	4,498	89,780
Hornbeck Offshore Services, Inc.* (Oil & Gas Services)	3,633	124,757
Hot Topic, Inc. (Retail)	2,941	28,381
Hub Group, Inc.—Class A* (Transportation)	1,903	63,941
Iconix Brand Group, Inc.* (Apparel)	3,979	88,811
II-VI, Inc.* (Electronics)	2,249	41,089
Independent Bank Corp./MA (Banks)	1,557	45,075
Infinity Property & Casualty Corp. (Insurance)	1,384	80,604
Inland Real Estate Corp. (REIT)	4,498	37,693
Innophos Holdings, Inc. (Chemicals)	2,422	112,624
Insight Enterprises, Inc.* (Computers)	5,017	87,145
Insperity, Inc. (Commercial Services)	2,595	84,493
Integra LifeSciences Holdings Corp.* (Healthcare-Products)	1,038	40,451
Interactive Brokers Group, Inc.—A (Diversified Financial Services)	4,671	63,899
Interface, Inc. (Office Furnishings)	2,422	38,946
Intermec, Inc.* (Machinery-Diversified)	2,941	28,998
Intevac, Inc.* (Machinery-Diversified)	2,595	11,859
Invacare Corp. (Healthcare-Products)	3,287	53,578

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Small-Cap Value :: 83

Common Stocks, continued

	Shares	Value
Investment Technology Group, Inc.* (Diversified Financial Services)	4,325	$38,925
ION Geophysical Corp.* (Oil & Gas Services)	7,612	49,554
IPC The Hospitalist Co.* (Healthcare-Services)	1,038	41,219
ITT Educational Services, Inc.* (Commercial Services)	1,903	32,941
J & J Snack Foods Corp. (Food)	692	44,246
j2 Global, Inc. (Computers)	2,076	63,484
Jack in the Box, Inc.* (Retail)	3,114	89,060
JAKKS Pacific, Inc. (Toys/Games/Hobbies)	2,422	30,323
John Bean Technologies Corp. (Miscellaneous Manufacturing)	3,287	58,410
Jos. A. Bank Clothiers, Inc.* (Retail)	3,114	132,594
Kaiser Aluminum Corp. (Mining)	1,903	117,396
Kaman Corp. (Aerospace/Defense)	1,903	70,030
KapStone Paper & Packaging Corp. (Forest Products & Paper)	4,325	95,972
Kaydon Corp. (Metal Fabricate/Hardware)	2,422	57,958
Kelly Services, Inc.—A (Commercial Services)	3,114	49,014
Kilroy Realty Corp. (REIT)	4,498	213,070
Kindred Healthcare, Inc.* (Healthcare-Services)	6,055	65,515
Kirkland’s, Inc.* (Retail)	1,730	18,321
Kite Realty Group Trust (REIT)	8,304	46,419
Knight Transportation, Inc. (Transportation)	3,287	48,089
Kopin Corp.* (Semiconductors)	4,498	14,978
Koppers Holdings, Inc. (Miscellaneous Manufacturing)	1,384	52,800
Korn/Ferry International* (Commercial Services)	5,536	87,801
Kraton Performance Polymers, Inc.* (Chemicals)	3,633	87,301
K-Swiss, Inc.—A* (Apparel)	2,768	9,300
Laclede Group, Inc. (Gas)	2,422	93,513
LaSalle Hotel Properties (REIT)	10,726	272,333
La-Z-Boy, Inc. (Home Furnishings)	2,422	34,271
Lexington Realty Trust (REIT)	10,034	104,855
LHC Group, Inc.* (Healthcare-Services)	1,730	36,849
Lincoln Educational Services Corp. (Commercial Services)	2,422	13,539
Lithia Motors, Inc.—Class A (Retail)	1,211	45,316
Live Nation, Inc.* (Commercial Services)	16,089	149,788
LogMeIn, Inc.* (Telecommunications)	1,730	38,770
LSB Industries, Inc.* (Miscellaneous Manufacturing)	1,384	49,021
LTC Properties, Inc. (REIT)	1,730	60,879
Lufkin Industries, Inc. (Oil & Gas Services)	1,903	110,621
Lumos Networks Corp. (Telecommunications)	865	8,667
Magellan Health Services, Inc.* (Healthcare-Services)	3,114	152,586
Maidenform Brands, Inc.* (Apparel)	2,768	53,948
Marcus Corp. (Lodging)	2,249	28,045
MarineMax, Inc.* (Retail)	2,768	24,746
Marriott Vacations Worldwide Corp.* (Entertainment)	1,384	57,671
Materion Corp. (Mining)	2,249	57,979
Matrix Service Co.* (Oil & Gas Services)	2,941	33,822
Meadowbrook Insurance Group, Inc. (Insurance)	5,363	30,998
Medical Properties Trust, Inc. (REIT)	8,304	99,316
Mercury Computer Systems, Inc.* (Computers)	3,633	33,424
Meridian Bioscience, Inc. (Healthcare-Products)	2,249	45,542
Merit Medical Systems, Inc.* (Healthcare-Products)	2,941	40,880
Methode Electronics, Inc. (Electronics)	3,979	39,909
Micrel, Inc. (Semiconductors)	2,768	26,296
MicroStrategy, Inc.—Class A* (Software)	519	48,464
Mid-America Apartment Communities, Inc. (REIT)	2,422	156,825
MKS Instruments, Inc. (Semiconductors)	3,114	80,279
Mobile Mini, Inc.* (Storage/Warehousing)	4,325	90,090
Molina Healthcare, Inc.* (Healthcare-Services)	3,460	93,628
Monarch Casino & Resort, Inc.* (Lodging)	1,038	11,325
Monotype Imaging Holdings, Inc. (Software)	1,730	27,645
Monro Muffler Brake, Inc. (Commercial Services)	1,903	66,548
Moog, Inc.—Class A* (Aerospace/Defense)	5,190	212,945
MTS Systems Corp. (Computers)	519	26,433
Mueller Industries, Inc. (Metal Fabricate/Hardware)	1,211	60,586
Myers Industries, Inc. (Miscellaneous Manufacturing)	1,903	28,830
Nash Finch Co. (Food)	1,384	29,452
National Financial Partners* (Diversified Financial Services)	4,498	77,096
National Presto Industries, Inc. (Aerospace/Defense)	519	35,863
Natus Medical, Inc.* (Healthcare-Products)	1,211	13,539
Navigant Consulting Co.* (Commercial Services)	5,882	65,643
NBT Bancorp, Inc. (Banks)	3,806	77,148
NCI Building Systems, Inc.* (Building Materials)	1,038	14,428
Neenah Paper, Inc. (Forest Products & Paper)	692	19,701
Neutral Tandem, Inc. (Telecommunications)	3,460	8,892
New Jersey Resources Corp. (Gas)	4,671	185,065
Newport Corp.* (Electronics)	4,325	58,171
Nolan Co.* (Media)	3,287	12,786
Northwest Bancshares, Inc. (Savings & Loans)	11,072	134,414
Northwest Natural Gas Co. (Gas)	3,114	137,639
NorthWestern Corp. (Electric)	4,325	150,207
NTELOS Holdings Corp. (Telecommunications)	1,730	22,680
Nutrisystem, Inc. (Internet)	3,287	26,920
NuVasive, Inc.* (Healthcare-Products)	5,017	77,563
OfficeMax, Inc. (Retail)	9,861	96,243
Old National Bancorp (Banks)	11,591	137,585
Olympic Steel, Inc. (Metal Fabricate/Hardware)	1,038	22,981
OM Group, Inc.* (Chemicals)	3,633	80,653
Omnicell, Inc.* (Software)	1,557	23,153
Oplink Communications, Inc.* (Telecommunications)	1,384	21,563
Orbital Sciences Corp.* (Aerospace/Defense)	6,747	92,906
Orion Marine Group, Inc.* (Engineering & Construction)	3,114	22,763
OSI Systems, Inc.* (Electronics)	692	44,316
Palomar Medical Technologies, Inc.* (Healthcare-Products)	1,211	11,153
Park Electrochemical Corp. (Electronics)	2,249	57,867
Parkway Properties, Inc. (REIT)	2,249	31,464
PC-Tel, Inc. (Internet)	1,038	7,474
PDC Energy, Inc.* (Oil & Gas)	2,076	68,944
Penn Virginia Corp. (Oil & Gas)	6,228	27,465
Pennsylvania REIT (REIT)	2,422	42,724
Pericom Semiconductor Corp.* (Semiconductors)	2,422	19,449
Perry Ellis International, Inc. (Apparel)	1,384	27,542
PetMed Express, Inc. (Retail)	1,211	13,442
PetroQuest Energy, Inc.* (Oil & Gas)	2,941	14,558
PharMerica Corp.* (Pharmaceuticals)	3,287	46,807
Piedmont Natural Gas Co., Inc. (Gas)	8,304	259,998

See accompanying notes to the financial statements.

84 :: ProFund VP Small-Cap Value :: Financial Statements

Common Stocks, continued

	Shares	Value
Pinnacle Entertainment, Inc.* (Entertainment)	6,747	$106,805
Pioneer Energy Services Corp.* (Oil & Gas Services)	7,093	51,495
Piper Jaffray Cos., Inc.* (Diversified Financial Services)	692	22,234
Plexus Corp.* (Electronics)	3,979	102,657
Powell Industries, Inc.* (Electrical Components & Equipment)	1,038	43,108
Power Integrations, Inc. (Semiconductors)	1,730	58,145
ProAssurance Corp. (Insurance)	6,920	291,955
Progress Software Corp.* (Software)	4,325	90,782
Prospect Capital Corp. (Investment Companies)	8,996	97,787
Provident Financial Services, Inc. (Savings & Loans)	6,228	92,922
PS Business Parks, Inc. (REIT)	865	56,208
PSS World Medical, Inc.* (Healthcare-Products)	3,114	89,932
Quality Systems, Inc. (Software)	2,422	42,046
Quiksilver, Inc.* (Apparel)	14,186	60,291
QuinStreet, Inc.* (Internet)	2,941	19,764
RadiSys Corp.* (Computers)	2,595	7,733
Red Robin Gourmet Burgers, Inc.* (Retail)	1,557	54,947
Resources Connection, Inc. (Commercial Services)	1,903	22,722
RLI Corp. (Insurance)	1,903	123,048
Robbins & Myers, Inc. (Machinery-Diversified)	2,249	133,704
Rofin-Sinar Technologies, Inc.* (Electronics)	1,903	41,257
Rogers Corp.* (Electronics)	692	34,365
RTI International Metals, Inc.* (Metal Fabricate/Hardware)	3,460	95,358
Rubicon Technology, Inc.* (Semiconductors)	1,903	11,627
Ruby Tuesday, Inc.* (Retail)	6,747	53,031
S&T Bancorp, Inc. (Banks)	3,460	62,522
Safety Insurance Group, Inc. (Insurance)	1,384	63,899
Sanderson Farms, Inc. (Food)	2,249	106,939
Saul Centers, Inc. (REIT)	519	22,208
ScanSource, Inc.* (Distribution/Wholesale)	3,114	98,932
Schulman (A.), Inc. (Chemicals)	3,287	95,093
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	2,076	81,026
SEACOR SMIT, Inc. (Oil & Gas Services)	2,249	188,466
Selective Insurance Group, Inc. (Insurance)	6,228	120,014
Seneca Foods Corp.—A* (Food)	865	26,296
Sigma Designs, Inc.* (Semiconductors)	2,422	12,473
Simmons First National Corp.—A (Banks)	1,903	48,260
Simpson Manufacturing Co., Inc. (Building Materials)	2,422	79,417
Skechers U.S.A., Inc.—Class A* (Apparel)	4,325	80,013
SkyWest, Inc. (Airlines)	5,882	73,290
Smith Corp. (Miscellaneous Manufacturing)	2,249	141,845
Snyders-Lance, Inc. (Food)	5,536	133,474
Sonic Automotive, Inc. (Retail)	4,152	86,735
Sonic Corp.* (Retail)	2,941	30,616
South Jersey Industries, Inc. (Gas)	3,633	182,849
Southwest Gas Corp. (Gas)	5,190	220,108
Sovran Self Storage, Inc. (REIT)	1,211	75,203
Spartan Motors, Inc. (Auto Parts & Equipment)	3,633	17,911
Spartan Stores, Inc. (Food)	2,422	37,202
Stage Stores, Inc. (Retail)	1,384	34,296
Standard Motor Products, Inc. (Auto Parts & Equipment)	2,249	49,972
Standard Pacific Corp.* (Home Builders)	4,325	31,789
Stein Mart, Inc. (Retail)	3,114	23,480
Stepan Co. (Chemicals)	1,903	105,692
Sterling Bancorp (Banks)	3,460	31,521
Stewart Information Services Corp. (Insurance)	2,076	53,976
Stifel Financial Corp.* (Diversified Financial Services)	5,709	182,516
Stillwater Mining Co.* (Mining)	5,363	68,539
Stone Energy Corp.* (Oil & Gas)	5,709	117,149
STR Holdings, Inc.* (Miscellaneous Manufacturing)	4,325	10,899
Super Micro Computer, Inc.* (Computers)	2,941	29,998
Superior Industries International, Inc. (Auto Parts & Equipment)	1,384	28,234
Supertex, Inc. (Semiconductors)	1,211	21,253
SurModics, Inc.* (Healthcare-Products)	692	15,473
Susquehanna Bancshares, Inc. (Banks)	9,861	103,343
Swift Energy Co.* (Oil & Gas)	4,844	74,549
SWS Group, Inc.* (Diversified Financial Services)	3,287	17,388
Sykes Enterprises, Inc.* (Computers)	4,498	68,460
Symmetricom, Inc.* (Telecommunications)	2,076	11,979
Symmetry Medical, Inc.* (Healthcare-Products)	4,152	43,679
Synaptics, Inc.* (Computers)	2,422	72,587
Synchronoss Technologies, Inc.* (Software)	1,557	32,837
SYNNEX Corp.* (Software)	2,941	101,112
Take-Two Interactive Software, Inc.* (Software)	4,844	53,332
Tanger Factory Outlet Centers, Inc. (REIT)	4,671	159,748
Teledyne Technologies, Inc.* (Aerospace/Defense)	2,595	168,857
TeleTech Holdings, Inc.* (Commercial Services)	2,595	46,191
Tennant Co. (Machinery-Diversified)	1,211	53,223
Tessera Technologies, Inc. (Semiconductors)	5,882	96,582
Tetra Tech, Inc.* (Environmental Control)	7,266	192,186
TETRA Technologies, Inc.* (Oil & Gas Services)	8,823	66,967
Texas Roadhouse, Inc. (Retail)	3,114	52,315
The Andersons, Inc. (Agriculture)	1,903	81,639
The Buckle, Inc. (Retail)	1,211	54,059
The Cato Corp.—Class A (Retail)	3,114	85,417
The Children’s Place Retail Stores, Inc.* (Retail)	2,768	122,595
The Ensign Group, Inc. (Healthcare-Services)	2,076	56,446
The Finish Line, Inc.—Class A (Retail)	5,882	111,346
The Geo Group, Inc. (Commercial Services)	930	26,234
The Men’s Wearhouse, Inc. (Retail)	5,536	172,502
The Navigators Group, Inc.* (Insurance)	1,211	61,846
The Pep Boys-Manny, Moe & Jack (Retail)	6,055	59,521
Tompkins Financial Corp. (Banks)	1,384	54,862
Tower Group, Inc. (Insurance)	3,979	70,707
Tredegar Corp. (Miscellaneous Manufacturing)	1,038	21,196
TreeHouse Foods, Inc.* (Food)	4,152	216,443
TriQuint Semiconductor, Inc.* (Semiconductors)	19,030	92,105
True Religion Apparel, Inc. (Apparel)	2,768	70,363
TrueBlue, Inc.* (Commercial Services)	4,498	70,844
TrustCo Bank Corp. NY (Banks)	10,726	56,633
TTM Technologies, Inc.* (Electronics)	3,633	33,424
UIL Holdings Corp. (Electric)	5,709	204,440
UMB Financial Corp. (Banks)	2,076	91,012
Umpqua Holdings Corp. (Banks)	12,802	150,936
UniFirst Corp. (Textiles)	1,038	76,106
United Bankshares, Inc. (Banks)	5,190	126,221
United Community Banks, Inc.* (Banks)	5,190	48,890
United Fire Group, Inc. (Insurance)	2,422	52,896
United Online, Inc. (Internet)	10,380	58,024
United Stationers, Inc. (Distribution/Wholesale)	4,671	144,754
Universal Electronics, Inc.* (Home Furnishings)	1,730	33,476

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Small-Cap Value :: 85

Common Stocks, continued

	Shares	Value
Universal Forest Products, Inc. (Building Materials)	2,249	$85,552
Universal Technical Institute, Inc. (Commercial Services)	2,422	24,317
UNS Energy Corp. (Electric)	4,671	198,144
Urstadt Biddle Properties—Class A (REIT)	1,557	30,642
USA Mobility, Inc. (Telecommunications)	2,422	28,289
Viad Corp. (Commercial Services)	2,249	61,083
ViaSat, Inc.* (Telecommunications)	2,768	107,675
Vicor Corp.* (Electrical Components & Equipment)	2,249	12,190
Virtusa Corp.* (Computers)	1,038	17,054
Volterra Semiconductor Corp.* (Semiconductors)	1,038	17,822
VOXX International Corp.* (Home Furnishings)	2,076	13,971
Watts Water Technologies, Inc.—Class A (Electronics)	3,114	133,871
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	5,363	46,444
WD-40 Co. (Household Products/Wares)	692	32,600
West Pharmaceutical Services, Inc. (Healthcare-Products)	1,384	75,774
Wintrust Financial Corp. (Banks)	2,249	82,538
Wolverine World Wide, Inc. (Apparel)	2,422	99,253
World Acceptance Corp.* (Diversified Financial Services)	692	51,596
Zale Corp.* (Retail)	1,557	6,399
Zep, Inc. (Chemicals)	2,595	37,472
Zumiez, Inc.* (Retail)	865	16,790
TOTAL COMMON STOCKS (Cost $24,755,434)		29,226,241

Repurchase Agreements(a) (0.1%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.05%—0.10%, dated 12/31/12, due 1/2/13, total to be received $34,000	$34,000	$34,000
TOTAL REPURCHASE AGREEMENTS (Cost $34,000)		34,000
TOTAL INVESTMENT SECURITIES (Cost $24,789,434)—100.4%		29,260,241
Net other assets (liabilities)—(0.4)%		(122,350)
NET ASSETS—100.0%		$29,137,891

*                 Non-income producing security

(a)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ProFund VP Small-Cap Value invested in the following industries as of December 31, 2012:

	Value	% of Net Assets
Advertising	$29,600	0.1%
Aerospace/Defense	963,121	3.3%
Agriculture	115,644	0.4%
Airlines	73,290	0.3%
Apparel	546,779	1.8%
Auto Parts & Equipment	96,117	0.3%
Banks	1,825,779	6.4%
Biotechnology	175,076	0.6%
Building Materials	346,913	1.1%
Chemicals	602,249	2.1%
Coal	133,764	0.5%
Commercial Services	1,487,486	5.1%
Computers	581,785	2.0%
Consumer Services	67,473	0.2%
Distribution/Wholesale	243,686	0.8%
Diversified Financial Services	563,540	1.9%
Electric	1,089,750	3.8%
Electrical Components & Equipment	267,328	0.9%
Electronics	1,071,366	3.8%
Engineering & Construction	487,178	1.7%
Entertainment	164,476	0.6%
Environmental Control	248,608	0.9%
Food	742,834	2.5%
Forest Products & Paper	558,575	1.9%
Gas	1,079,172	3.6%
Healthcare-Products	656,947	2.3%
Healthcare-Services	904,495	3.0%
Home Builders	31,789	0.1%
Home Furnishings	104,831	0.3%
Household Products/Wares	219,369	0.8%
Insurance	1,139,018	3.9%
Internet	215,645	0.8%
Investment Companies	97,787	0.3%
Iron/Steel	42,973	0.1%
Leisure Time	30,362	0.1%
Lodging	81,872	0.3%
Machinery-Construction & Mining	80,725	0.3%
Machinery-Diversified	517,133	1.7%
Media	63,349	0.3%
Metal Fabricate/Hardware	412,119	1.4%
Mining	353,824	1.2%
Miscellaneous Manufacturing	770,037	2.7%
Office Furnishings	38,946	0.1%
Oil & Gas	491,484	1.7%
Oil & Gas Services	790,005	2.7%
Pharmaceuticals	89,168	0.3%
Real Estate	68,956	0.2%
REIT	2,500,522	8.8%
Retail	2,780,809	9.5%
Savings & Loans	293,858	1.0%
Semiconductors	735,537	2.5%
Software	717,502	2.4%
Storage/Warehousing	90,090	0.3%
Telecommunications	672,630	2.2%
Textiles	152,909	0.6%
Toys/Games/Hobbies	30,323	0.1%
Transportation	439,835	1.5%
Water	49,803	0.2%
Other**	(88,350)	(0.3)%
Total	$29,137,891	100.0%

**               Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

REIT         Real Estate Investment Trust

See accompanying notes to the financial statements.

86 :: ProFund VP Small-Cap Value :: Financial Statements

Statement of Assets and Liabilities
December 31, 2012

ASSETS:
Total Investment Securities, at cost	$24,789,434
Securities, at value	29,226,241
Repurchase agreements, at value	34,000
Total Investment Securities, at value	29,260,241
Cash	25,951
Dividends and interest receivable	27,278
Receivable for capital shares issued	1,858
Receivable for investments sold	4,056
Prepaid expenses	197
TOTAL ASSETS	29,319,581

LIABILITIES:
Payable for investments purchased	32,945
Payable for capital shares redeemed	60,635
Advisory fees payable	10,954
Management services fees payable	1,461
Administration fees payable	1,034
Administrative services fees payable	11,437
Distribution fees payable	10,431
Trustee fees payable	21
Transfer agency fees payable	3,396
Fund accounting fees payable	2,369
Compliance services fees payable	214
Other accrued expenses	46,793
TOTAL LIABILITIES	181,690
NET ASSETS	$29,137,891

NET ASSETS CONSIST OF:
Capital	$35,595,136
Accumulated net investment income (loss)	83,219
Accumulated net realized gains (losses) on investments	(11,011,271)
Net unrealized appreciation (depreciation) on investments	4,470,807
NET ASSETS	$29,137,891

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	958,089

Net Asset Value (offering and redemption price per share)	$30.41

Statement of Operations
For the Year Ended December 31, 2012

INVESTMENT INCOME:
Dividends	$557,840
Interest	66
TOTAL INVESTMENT INCOME	557,906

EXPENSES:
Advisory fees	212,062
Management services fees	28,275
Administration fees	13,226
Transfer agency fees	20,805
Administrative services fees	85,001
Distribution fees	70,687
Custody fees	42,524
Fund accounting fees	31,348
Trustee fees	662
Compliance services fees	383
Printing fees	34,557
Other fees	23,533
Total Gross Expenses before reductions	563,063
Less Expenses reduced by the Advisor	(88,046)
TOTAL NET EXPENSES	475,017
NET INVESTMENT INCOME (LOSS)	82,889

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	2,256,996
Change in net unrealized appreciation/depreciation on investments	828,233
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	3,085,229
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$3,168,118

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Small-Cap Value :: 87

Statements of Changes in Net Assets

	Year Ended December 31, 2012	Year Ended December 31, 2011
FROM INVESTMENT ACTIVITES:
OPERATIONS:
Net investment income (loss)	$82,889	$(81,360)
Net realized gains (losses) on investments	2,256,996	2,276,139
Change in net unrealized appreciation/depreciation on investments	828,233	(3,555,161)
Change in net assets resulting from operations	3,168,118	(1,360,382)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	70,923,583	61,398,984
Value of shares redeemed	(70,161,370)	(62,081,760)
Change in net assets resulting from capital transactions	762,213	(682,776)
Change in net assets	3,930,331	(2,043,158)
NET ASSETS:
Beginning of period	25,207,560	27,250,718
End of period	$29,137,891	$25,207,560
Accumulated net investment income (loss)	$83,219	$—
SHARE TRANSACTIONS:
Issued	2,474,904	2,275,310
Redeemed	(2,479,868)	(2,310,487)
Change in shares	(4,964)	(35,177)

See accompanying notes to the financial statements.

88 :: ProFund VP Small-Cap Value :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010		Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008
Net Asset Value, Beginning of Period	$26.17	$27.30	$22.38		$18.63	$28.81

Investment Activities:

Net investment income (loss)(a)	0.08	(0.09)	(0.08)		0.05	0.07
Net realized and unrealized gains (losses) on investments	4.16	(1.04)	4.99		3.75	(8.41)
Total income (loss) from investment activities	4.24	(1.13)	4.91		3.80	(8.34)

Capital Transactions:	—	—	0.03	(b)	—	—

Distributions to Shareholders From:
Net investment income	—	—	(0.02)		(0.05)	—
Net realized gains on investments	—	—	—		—	(1.84)
Total distributions	—	—	(0.02)		(0.05)	(1.84)

Net Asset Value, End of Period	$30.41	$26.17	$27.30		$22.38	$18.63

Total Return	16.16%	(4.10)%	22.10	%(b)	20.40%	(30.68)%

Ratios to Average Net Assets:
Gross expenses	1.99%	1.94%	1.96%		2.03%	1.93%
Net expenses	1.68%	1.68%	1.68%		1.67%	1.63%
Net investment income (loss)	0.29%	(0.34)%	(0.34)%		0.25%	0.28%

Supplemental Data:
Net assets, end of period (000’s)	$29,138	$25,208	$27,251		$21,301	$18,853
Portfolio turnover rate(c)	257%	267%	412%		385%	459%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         The amounts include a voluntary capital contribution from the Advisor due to corrections of investment transactions. The contribution represented $0.03 to the net asset value and 0.15% to the total return. Without this contribution, the net asset value and the total return would be lower.

(c)          Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

Management Discussion of Fund Performance :: ProFund VP Small-Cap Growth :: 89

ProFund VP Small-Cap Growth seeks daily investment results that, before fees and expenses, correspond to the daily performance of the S&P SmallCap 600 Growth Index (the “Index”). For the year ended December 31, 2012, the Fund had a total return of 12.48%. For the same period, the Index had a total return of 13.03%(1) and a volatility of 15.85%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities that, in combination, should have similar daily return characteristics as the daily return of the Index. The Index is designed to provide a comprehensive measure of small-cap U.S. equity “growth” performance. It is an unmanaged float-adjusted market capitalization weighted index comprising stocks representing approximately half the market capitalization of the S&P SmallCap 600 that have been identified as being on the growth end of the growth-value spectrum. It is a float adjusted, market capitalization weighted index of 600 U.S. operating companies. Securities are selected for inclusion in the Index by an S&P committee through a non-mechanical process that factors in criteria such as liquidity, price, market capitalization, financial viability, and public float.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Small-Cap Growth from December 31, 2002 to December 31, 2012, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/12

Fund	One Year	Five Year	Ten Year
ProFund VP Small-Cap Growth	12.48%	3.58%	8.84%
S&P SmallCap 600 Growth Index	13.03%	7.11%	11.72%

Expense Ratios**

Fund	Gross	Net
ProFund VP Small-Cap Growth	1.86%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2012. Contractual fee waivers are in effect through April 30, 2013.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	105%
Total Exposure	105%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Extra Space Storage, Inc.	1.5%
CommVault Systems, Inc.	1.3%
Eagle Materials, Inc.	1.2%
Post Properties, Inc.	1.1%
Cymer, Inc.	1.1%

S&P SmallCap 600 Growth Index – Composition

% of Index
Consumer, Non-cyclical	20%
Financial	19%
Industrial	19%
Consumer, Cyclical	16%
Technology	13%
Communications	6%
Basic Materials	4%
Energy	3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)         The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the net asset value of the Fund.

(3)         Prior to December 19, 2005, the index underlying the Fund’s benchmark was named the S&P SmallCap 600/Barra Growth Index. The former index used a methodology that incorporated a single variable, Book-to-Price ratio, in determining if a stock was to be included in either a growth or value index. The S&P SmallCap 600/Barra Growth Index represents performance from December 31, 2002 to December 16, 2005 and the S&P SmallCap 600 Growth Index represents performance from December 19, 2005 to present.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

90 :: ProFund VP Small-Cap Growth :: Financial Statements

Schedule of Portfolio Investments :: December 31, 2012

Common Stocks (104.6%)

	Shares	Value
3D Systems Corp.* (Computers)	4,768	$254,372
AAON, Inc. (Building Materials)	894	18,658
Abaxis, Inc. (Healthcare-Products)	2,086	77,391
ABIOMED, Inc.* (Healthcare-Products)	2,384	32,089
Acadia Realty Trust (REIT)	2,980	74,738
Acorda Therapeutics, Inc.* (Biotechnology)	3,874	96,308
Actuant Corp.—Class A (Miscellaneous Manufacturing)	4,768	133,074
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	3,576	49,385
Aegion Corp.* (Engineering & Construction)	1,788	39,676
Agilysys, Inc.* (Computers)	596	4,989
Air Methods Corp. (Healthcare-Services)	3,576	131,918
AK Steel Holding Corp. (Iron/Steel)	5,364	24,674
Akorn, Inc.* (Pharmaceuticals)	6,556	87,588
Align Technology, Inc.* (Healthcare-Products)	7,152	198,467
Allegiant Travel Co. (Airlines)	1,490	109,381
AMCOL International Corp. (Mining)	894	27,428
American Public Education, Inc.* (Commercial Services)	1,788	64,565
American Science & Engineering, Inc. (Electronics)	298	19,433
American States Water Co. (Water)	1,192	57,192
American Vanguard Corp. (Chemicals)	2,384	74,071
AMN Healthcare Services, Inc.* (Commercial Services)	2,682	30,977
Analogic Corp. (Electronics)	1,192	88,566
Apogee Enterprises, Inc. (Building Materials)	1,490	35,715
Applied Industrial Technologies, Inc. (Machinery-Diversified)	2,086	87,633
Approach Resources, Inc.* (Oil & Gas)	1,788	44,718
Arbitron, Inc. (Commercial Services)	1,192	55,643
Arctic Cat, Inc.* (Leisure Time)	1,192	39,801
ArQule, Inc.* (Biotechnology)	5,662	15,797
Arris Group, Inc.* (Telecommunications)	11,324	169,181
Atlantic Tele-Network, Inc. (Telecommunications)	298	10,940
ATMI, Inc.* (Semiconductors)	1,490	31,111
AZZ, Inc. (Miscellaneous Manufacturing)	2,384	91,617
B&G Foods, Inc.—Class A (Food)	3,278	92,800
Badger Meter, Inc. (Electronics)	1,490	70,641
Balchem Corp. (Chemicals)	1,490	54,236
Bank of the Ozarks, Inc. (Banks)	2,980	99,741
BBCN Bancorp, Inc. (Banks)	7,748	89,644
Belden, Inc. (Electrical Components & Equipment)	2,384	107,256
Bio-Reference Laboratories, Inc.* (Healthcare-Services)	2,384	68,397
BJ’s Restaurants, Inc.* (Retail)	1,192	39,217
Blackbaud, Inc. (Software)	2,086	47,623
Blucora, Inc.* (Internet)	3,874	60,861
Blue Nile, Inc.* (Internet)	596	22,946
Boston Beer Co., Inc.—Class A* (Beverages)	894	120,198
Boston Private Financial Holdings, Inc. (Banks)	7,748	69,809
Bottomline Technologies, Inc.* (Software)	2,086	55,050
Brady Corp.—Class A (Electronics)	1,788	59,719
Brookline Bancorp, Inc. (Savings & Loans)	4,172	35,462
Brown Shoe Co., Inc. (Retail)	1,788	32,846
Brunswick Corp. (Leisure Time)	8,940	260,064
Buffalo Wild Wings, Inc.* (Retail)	1,788	130,202
Cabot Microelectronics Corp. (Semiconductors)	1,192	42,328
Calavo Growers, Inc. (Food)	596	15,025
Calgon Carbon Corp.* (Environmental Control)	2,384	33,805
Callaway Golf Co. (Leisure Time)	2,980	19,370
Cal-Maine Foods, Inc. (Food)	894	35,957
Cambrex Corp.* (Biotechnology)	2,980	33,912
Cantel Medical Corp. (Healthcare-Products)	2,086	62,017
Cardtronics, Inc.* (Commercial Services)	2,384	56,596
Carrizo Oil & Gas, Inc.* (Oil & Gas)	2,086	43,640
Cedar Realty Trust, Inc. (REIT)	2,384	12,588
CEVA, Inc.* (Semiconductors)	894	14,081
CH Energy Group, Inc. (Electric)	596	38,871
Chemed Corp. (Commercial Services)	1,192	81,759
Christopher & Banks Corp.* (Retail)	2,086	11,369
Cincinnati Bell, Inc.* (Telecommunications)	19,668	107,780
Cirrus Logic, Inc.* (Semiconductors)	6,556	189,927
City Holding Co. (Banks)	596	20,771
Cognex Corp. (Machinery-Diversified)	3,874	142,640
Coherent, Inc. (Electronics)	1,490	75,424
Coinstar, Inc.* (Retail)	2,980	154,989
Coldwater Creek, Inc.* (Retail)	1,192	5,734
Colonial Properties Trust (REIT)	3,278	70,051
Columbia Banking System, Inc. (Banks)	2,086	37,423
CommVault Systems, Inc.* (Software)	4,172	290,831
Computer Programs & Systems, Inc. (Software)	596	30,003
comScore, Inc.* (Internet)	1,490	20,532
Comstock Resources, Inc.* (Oil & Gas)	1,788	27,052
CorVel Corp.* (Commercial Services)	298	13,359
Cousins Properties, Inc. (REIT)	4,768	39,813
Crocs, Inc.* (Apparel)	5,662	81,476
CryoLife, Inc. (Healthcare-Products)	894	5,570
CSG Systems International, Inc.* (Software)	1,788	32,506
Cubic Corp. (Aerospace/Defense)	596	28,590
Cubist Pharmaceuticals, Inc.* (Biotechnology)	3,874	162,940
CVB Financial Corp. (Banks)	2,980	30,992
Cyberonics, Inc.* (Healthcare-Products)	2,384	125,231
Cymer, Inc.* (Electronics)	2,980	269,482
Daktronics, Inc. (Electronics)	1,490	16,494
Darling International, Inc.* (Environmental Control)	11,622	186,417
DealerTrack Holdings, Inc.* (Internet)	4,172	119,820
Deltic Timber Corp. (Forest Products & Paper)	1,192	84,179
Dice Holdings, Inc.* (Internet)	5,066	46,506
Digital Generation, Inc.* (Media)	1,192	12,945
Dime Community Bancshares, Inc. (Savings & Loans)	1,490	20,696
DineEquity, Inc.* (Retail)	596	39,932
Diodes, Inc.* (Semiconductors)	2,086	36,192
Drew Industries, Inc. (Building Materials)	1,788	57,663
DTS, Inc.* (Home Furnishings)	596	9,953
Eagle Materials, Inc. (Building Materials)	4,470	261,495
EastGroup Properties, Inc. (REIT)	1,490	80,177
Ebix, Inc. (Software)	1,490	23,944
eHealth, Inc.* (Insurance)	2,086	57,324
Electro Scientific Industries, Inc. (Electronics)	1,192	11,860
Electronics for Imaging, Inc.* (Computers)	4,470	84,885
Employers Holdings, Inc. (Insurance)	1,192	24,531
Encore Capital Group, Inc.* (Diversified Financial Services)	2,384	72,998

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Small-Cap Growth :: 91

Common Stocks, continued

	Shares	Value
Encore Wire Corp. (Electrical Components & Equipment)	894	$27,097
EnerSys* (Electrical Components & Equipment)	2,682	100,924
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	1,192	48,753
Entropic Communications, Inc.* (Semiconductors)	8,642	45,716
Enzo Biochem, Inc.* (Biotechnology)	1,788	4,828
ESCO Technologies, Inc. (Miscellaneous Manufacturing)	1,192	44,593
Ethan Allen Interiors, Inc. (Home Furnishings)	2,682	68,954
Exar Corp.* (Semiconductors)	4,470	39,783
Exlservice Holdings, Inc.* (Commercial Services)	2,682	71,073
Exponent, Inc.* (Engineering & Construction)	596	33,275
Exterran Holdings, Inc.* (Oil & Gas Services)	2,980	65,322
Extra Space Storage, Inc. (REIT)	10,132	368,702
F.N.B. Corp. (Banks)	13,708	145,578
FARO Technologies, Inc.* (Electronics)	894	31,898
FEI Co. (Electronics)	3,874	214,852
Fifth & Pacific Cos., Inc.* (Retail)	5,364	66,782
Financial Engines, Inc.* (Diversified Financial Services)	2,086	57,887
First Cash Financial Services, Inc.* (Retail)	2,682	133,081
First Commonwealth Financial Corp. (Banks)	10,132	69,100
First Financial Bankshares, Inc. (Banks)	1,490	58,125
First Midwest Bancorp, Inc. (Banks)	3,278	41,041
Forrester Research, Inc. (Commercial Services)	596	15,973
Forward Air Corp. (Transportation)	1,788	62,598
Franklin Electric Co., Inc. (Hand/Machine Tools)	1,788	111,160
Fuller (H.B.) Co. (Chemicals)	5,066	176,398
GenCorp, Inc.* (Aerospace/Defense)	3,874	35,447
General Communication, Inc.—A* (Telecommunications)	2,086	20,005
Geospace Technologies Corp.* (Oil & Gas Services)	1,192	105,933
Getty Realty Corp. (REIT)	1,192	21,528
Glacier Bancorp, Inc. (Banks)	2,682	39,452
Globe Specialty Metals, Inc. (Mining)	6,258	86,048
Government Properties Income Trust (REIT)	1,490	35,715
Greatbatch, Inc.* (Healthcare-Products)	2,384	55,404
Gulfport Energy Corp.* (Oil & Gas)	5,960	227,791
Haemonetics Corp.* (Healthcare-Products)	5,066	206,894
Hanger Orthopedic Group, Inc.* (Healthcare-Products)	3,278	89,686
Haverty Furniture Cos., Inc. (Retail)	894	14,581
Hawkins, Inc. (Chemicals)	298	11,515
Headwaters, Inc.* (Energy-Alternate Sources)	6,854	58,670
Healthcare Realty Trust, Inc. (REIT)	4,768	114,480
Healthcare Services Group, Inc. (Commercial Services)	6,556	152,296
HealthStream, Inc.* (Internet)	2,086	50,711
Healthways, Inc.* (Healthcare-Services)	1,788	19,132
Heartland Express, Inc. (Transportation)	2,086	27,264
Heartland Payment Systems, Inc. (Commercial Services)	2,384	70,328
Helen of Troy, Ltd.* (Household Products/Wares)	1,490	49,751
HFF, Inc.—Class A (Real Estate)	3,278	48,842
Hibbett Sports, Inc.* (Retail)	2,682	141,341
Higher One Holdings, Inc.* (Diversified Financial Services)	1,192	12,564
Hillenbrand, Inc. (Commercial Services)	2,682	60,640
Hittite Microwave Corp.* (Semiconductors)	2,682	166,552
Home Bancshares, Inc. (Banks)	2,384	78,720
Hot Topic, Inc. (Retail)	1,490	14,379
Hub Group, Inc.—Class A* (Transportation)	1,788	60,077
Iconix Brand Group, Inc.* (Apparel)	3,278	73,165
ICU Medical, Inc.* (Healthcare-Products)	1,192	72,629
iGATE Corp.* (Computers)	2,980	46,995
II-VI, Inc.* (Electronics)	3,278	59,889
Independent Bank Corp./MA (Banks)	894	25,881
Inland Real Estate Corp. (REIT)	3,874	32,464
Integra LifeSciences Holdings Corp.* (Healthcare-Products)	894	34,839
Inter Parfums, Inc. (Cosmetics/Personal Care)	1,490	28,995
Interactive Intelligence Group, Inc.* (Software)	1,490	49,975
Interface, Inc. (Office Furnishings)	3,576	57,502
Intermec, Inc.* (Machinery-Diversified)	2,980	29,383
Interval Leisure Group, Inc. (Leisure Time)	3,874	75,117
ION Geophysical Corp.* (Oil & Gas Services)	5,364	34,920
IPC The Hospitalist Co.* (Healthcare-Services)	894	35,501
iRobot Corp.* (Machinery-Diversified)	2,682	50,261
Ixia* (Telecommunications)	5,066	86,020
J & J Snack Foods Corp. (Food)	894	57,162
j2 Global, Inc. (Computers)	2,384	72,903
Jack in the Box, Inc.* (Retail)	1,490	42,614
Kaman Corp. (Aerospace/Defense)	894	32,899
Kaydon Corp. (Metal Fabricate/Hardware)	1,192	28,525
Kilroy Realty Corp. (REIT)	3,576	169,395
Knight Transportation, Inc. (Transportation)	2,980	43,597
Kopin Corp.* (Semiconductors)	2,086	6,946
Koppers Holdings, Inc. (Miscellaneous Manufacturing)	894	34,106
Kulicke & Soffa Industries, Inc.* (Semiconductors)	7,450	89,326
Landauer, Inc. (Commercial Services)	894	54,722
La-Z-Boy, Inc. (Home Furnishings)	2,980	42,167
Lexington Realty Trust (REIT)	6,258	65,396
Lindsay Manufacturing Co. (Machinery-Diversified)	1,192	95,503
Liquidity Services, Inc.* (Internet)	2,384	97,410
Lithia Motors, Inc.—Class A (Retail)	1,192	44,605
Littelfuse, Inc. (Electrical Components & Equipment)	2,086	128,727
LivePerson, Inc.* (Computers)	5,066	66,567
LogMeIn, Inc.* (Telecommunications)	894	20,035
LSB Industries, Inc.* (Miscellaneous Manufacturing)	596	21,110
LTC Properties, Inc. (REIT)	1,490	52,433
Lufkin Industries, Inc. (Oil & Gas Services)	1,788	103,935
Lumber Liquidators Holdings, Inc.* (Retail)	2,682	141,690
Luminex Corp.* (Healthcare-Products)	3,874	64,928
Lumos Networks Corp. (Telecommunications)	596	5,972
Lydall, Inc.* (Miscellaneous Manufacturing)	1,788	25,640
M/I Schottenstein Homes, Inc.* (Home Builders)	2,086	55,279
Manhattan Associates, Inc.* (Computers)	2,086	125,870
MarketAxess Holdings, Inc. (Diversified Financial Services)	3,576	126,233
Marriott Vacations Worldwide Corp.* (Entertainment)	1,490	62,088
MAXIMUS, Inc. (Commercial Services)	3,278	207,235
Measurement Specialties, Inc.* (Electronics)	1,490	51,196
Medical Properties Trust, Inc. (REIT)	6,258	74,846
Medidata Solutions, Inc.* (Software)	2,086	81,751
Medifast, Inc.* (Commercial Services)	1,490	39,321
Meridian Bioscience, Inc. (Healthcare-Products)	2,086	42,242

See accompanying notes to the financial statements.

92 :: ProFund VP Small-Cap Growth :: Financial Statements

Common Stocks, continued

	Shares	Value
Merit Medical Systems, Inc.* (Healthcare-Products)	1,490	$20,711
Meritage Homes Corp.* (Home Builders)	2,980	111,303
Micrel, Inc. (Semiconductors)	2,086	19,817
Microsemi Corp.* (Semiconductors)	8,940	188,098
MicroStrategy, Inc.—Class A* (Software)	596	55,654
Mid-America Apartment Communities, Inc. (REIT)	2,086	135,069
MKS Instruments, Inc. (Semiconductors)	2,682	69,142
Momenta Pharmaceuticals, Inc.* (Biotechnology)	4,470	52,657
Monolithic Power Systems, Inc. (Semiconductors)	2,980	66,394
Monotype Imaging Holdings, Inc. (Software)	2,086	33,334
Monro Muffler Brake, Inc. (Commercial Services)	1,192	41,684
Movado Group, Inc. (Miscellaneous Manufacturing)	1,788	54,856
MTS Systems Corp. (Computers)	894	45,531
Mueller Industries, Inc. (Metal Fabricate/Hardware)	1,788	89,453
Multimedia Games Holding Co., Inc.* (Entertainment)	2,682	39,452
MWI Veterinary Supply, Inc.* (Distribution/Wholesale)	1,192	131,120
Myers Industries, Inc. (Miscellaneous Manufacturing)	1,490	22,574
Nanometrics, Inc.* (Semiconductors)	2,086	30,080
National Penn Bancshares, Inc. (Banks)	11,920	111,094
Natus Medical, Inc.* (Healthcare-Products)	1,788	19,990
NCI Building Systems, Inc.* (Building Materials)	894	12,427
Neenah Paper, Inc. (Forest Products & Paper)	894	25,452
Neogen Corp.* (Pharmaceuticals)	2,086	94,538
NETGEAR, Inc.* (Telecommunications)	3,874	152,713
NetScout Systems, Inc.* (Computers)	3,576	92,940
NIC, Inc. (Internet)	5,662	92,517
Old Dominion Freight Line, Inc.* (Transportation)	6,854	234,955
Omnicell, Inc.* (Software)	2,086	31,019
On Assignment, Inc.* (Commercial Services)	4,172	84,608
OpenTable, Inc.* (Internet)	2,384	116,339
Oplink Communications, Inc.* (Telecommunications)	894	13,929
Oritani Financial Corp. (Savings & Loans)	3,874	59,350
OSI Systems, Inc.* (Electronics)	1,192	76,336
Oxford Industries, Inc. (Apparel)	1,490	69,076
PacWest Bancorp (Banks)	3,278	81,229
Palomar Medical Technologies, Inc.* (Healthcare-Products)	596	5,489
Papa John’s International, Inc.* (Retail)	1,788	98,233
PAREXEL International Corp.* (Commercial Services)	5,662	167,539
Parkway Properties, Inc. (REIT)	1,490	20,845
PC-Tel, Inc. (Internet)	894	6,437
PDC Energy, Inc.* (Oil & Gas)	1,192	39,586
Pennsylvania REIT (REIT)	2,980	52,567
Perficient, Inc.* (Internet)	3,278	38,615
PetMed Express, Inc. (Retail)	894	9,923
PetroQuest Energy, Inc.* (Oil & Gas)	2,980	14,751
Pinnacle Financial Partners, Inc.* (Banks)	3,278	61,758
Piper Jaffray Cos., Inc.* (Diversified Financial Services)	894	28,724
PolyOne Corp. (Chemicals)	8,642	176,470
Pool Corp. (Distribution/Wholesale)	4,470	189,170
Portfolio Recovery Associates, Inc.* (Diversified Financial Services)	1,788	191,065
Post Properties, Inc. (REIT)	5,364	267,932
Power Integrations, Inc. (Semiconductors)	1,490	50,079
Prestige Brands Holdings, Inc.* (Household Products/Wares)	5,066	101,472
PrivateBancorp, Inc. (Banks)	6,258	95,873
Procera Networks, Inc.* (Software)	1,788	33,167
Progress Software Corp.* (Software)	2,384	50,040
Prospect Capital Corp. (Investment Companies)	10,132	110,135
PS Business Parks, Inc. (REIT)	894	58,092
PSS World Medical, Inc.* (Healthcare-Products)	2,086	60,244
Quaker Chemical Corp. (Chemicals)	1,192	64,201
Quality Systems, Inc. (Software)	1,788	31,039
Quanex Building Products Corp. (Building Materials)	3,576	72,986
Questcor Pharmaceuticals, Inc. (Pharmaceuticals)	5,662	151,288
Resources Connection, Inc. (Commercial Services)	2,384	28,465
Robbins & Myers, Inc. (Machinery-Diversified)	2,384	141,729
Rofin-Sinar Technologies, Inc.* (Electronics)	1,192	25,843
Rogers Corp.* (Electronics)	894	44,396
Rudolph Technologies, Inc.* (Semiconductors)	3,278	44,089
Rue21, Inc.* (Retail)	1,490	42,301
Ruth’s Hospitality Group, Inc.* (Retail)	3,576	25,998
Sabra Health Care REIT, Inc. (REIT)	3,576	77,671
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	5,066	205,071
Saul Centers, Inc. (REIT)	894	38,254
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	1,192	46,524
Select Comfort Corp.* (Home Furnishings)	5,662	148,175
SHFl Entertainment, Inc.* (Entertainment)	5,662	82,099
Sigma Designs, Inc.* (Semiconductors)	1,192	6,139
Simpson Manufacturing Co., Inc. (Building Materials)	1,788	58,629
Smith Corp. (Miscellaneous Manufacturing)	1,788	112,768
Sonic Corp.* (Retail)	2,682	27,920
Sourcefire, Inc.* (Internet)	2,980	140,715
Sovran Self Storage, Inc. (REIT)	1,788	111,035
Spectrum Pharmaceuticals, Inc. (Pharmaceuticals)	5,066	56,689
Stage Stores, Inc. (Retail)	2,086	51,691
Stamps.com, Inc.* (Internet)	1,490	37,548
Standard Pacific Corp.* (Home Builders)	7,152	52,567
Standex International Corp. (Miscellaneous Manufacturing)	1,192	61,138
Steven Madden, Ltd.* (Apparel)	4,172	176,351
Stillwater Mining Co.* (Mining)	6,854	87,594
Sturm, Ruger & Co., Inc. (Miscellaneous Manufacturing)	1,788	81,175
SunCoke Energy, Inc.* (Coal)	6,854	106,854
Superior Industries International, Inc. (Auto Parts & Equipment)	1,192	24,317
SurModics, Inc.* (Healthcare-Products)	596	13,327
Susquehanna Bancshares, Inc. (Banks)	9,834	103,060
Symmetricom, Inc.* (Telecommunications)	2,086	12,036
Synaptics, Inc.* (Computers)	1,192	35,724
Synchronoss Technologies, Inc.* (Software)	1,192	25,139
Take-Two Interactive Software, Inc.* (Software)	4,768	52,496
Tanger Factory Outlet Centers, Inc. (REIT)	5,066	173,257
Teledyne Technologies, Inc.* (Aerospace/Defense)	1,490	96,955

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Small-Cap Growth :: 93

Common Stocks, continued

	Shares	Value
Tennant Co. (Machinery-Diversified)	894	$39,291
Texas Capital Bancshares, Inc.* (Banks)	3,874	173,632
Texas Industries, Inc.* (Building Materials)	2,086	106,407
Texas Roadhouse, Inc. (Retail)	2,980	50,064
The Buckle, Inc. (Retail)	1,788	79,816
The Geo Group, Inc. (Commercial Services)	5,960	168,072
The Hain Celestial Group, Inc.* (Food)	4,470	242,364
The Medicines Co.* (Biotechnology)	5,364	128,575
The Ryland Group, Inc. (Home Builders)	4,470	163,155
Toro Co. (Housewares)	5,662	243,353
Tredegar Corp. (Miscellaneous Manufacturing)	1,490	30,426
TTM Technologies, Inc.* (Electronics)	2,086	19,191
Tuesday Morning Corp.* (Retail)	4,172	26,075
Tyler Technologies, Inc.* (Software)	2,682	129,916
Ultratech Stepper, Inc.* (Semiconductors)	2,682	100,039
UMB Financial Corp. (Banks)	1,490	65,322
UniFirst Corp. (Textiles)	596	43,699
Universal Health Realty Income Trust (REIT)	1,192	60,327
Urstadt Biddle Properties—Class A (REIT)	1,192	23,459
VASCO Data Security International, Inc.* (Internet)	2,980	24,317
Veeco Instruments, Inc.* (Semiconductors)	3,874	114,360
ViaSat, Inc.* (Telecommunications)	1,490	57,961
ViewPoint Financial Group, Inc. (Savings & Loans)	3,576	74,881
ViroPharma, Inc.* (Pharmaceuticals)	6,556	149,215
Virtus Investment Partners, Inc.* (Diversified Financial Services)	596	72,080
Virtusa Corp.* (Computers)	1,192	19,585
Vitamin Shoppe, Inc.* (Retail)	2,980	170,932
Volterra Semiconductor Corp.* (Semiconductors)	1,490	25,583
WD-40 Co. (Household Products/Wares)	894	42,116
Websense, Inc.* (Internet)	3,576	53,783
West Pharmaceutical Services, Inc. (Healthcare-Products)	2,086	114,209
Wilshire Bancorp, Inc.* (Banks)	6,258	36,734
Winnebago Industries, Inc.* (Home Builders)	2,682	45,943
Wintrust Financial Corp. (Banks)	1,788	65,620
Wolverine World Wide, Inc. (Apparel)	2,682	109,908
World Acceptance Corp.* (Diversified Financial Services)	596	44,438
XO Group, Inc.* (Internet)	2,384	22,171
Zale Corp.* (Retail)	1,192	4,899
Zumiez, Inc.* (Retail)	1,490	28,921
TOTAL COMMON STOCKS (Cost $19,260,030)		25,603,141
TOTAL INVESTMENT SECURITIES (Cost $19,260,030)—104.6%		25,603,141
Net other assets (liabilities)—(4.6)%		(1,126,045)
NET ASSETS—100.0%		$24,477,096

*                 Non-income producing security

ProFund VP Small-Cap Growth invested in the following industries as of December 31, 2012:

	Value	% of Net Assets
Aerospace/Defense	$193,891	0.8%
Airlines	109,381	0.4%
Apparel	509,976	2.1%
Auto Parts & Equipment	24,317	0.1%
Banks	1,600,599	6.6%
Beverages	120,198	0.5%
Biotechnology	495,017	2.0%
Building Materials	623,980	2.7%
Chemicals	556,891	2.3%
Coal	106,854	0.4%
Commercial Services	1,464,855	5.9%
Computers	850,361	3.5%
Cosmetics/Personal Care	28,995	0.1%
Distribution/Wholesale	320,290	1.3%
Diversified Financial Services	605,989	2.5%
Electric	38,871	0.2%
Electrical Components & Equipment	413,389	1.7%
Electronics	1,135,220	4.7%
Energy-Alternate Sources	58,670	0.2%
Engineering & Construction	72,951	0.3%
Entertainment	183,639	0.8%
Environmental Control	220,222	0.9%
Food	443,308	1.8%
Forest Products & Paper	156,155	0.6%
Hand/Machine Tools	111,160	0.5%
Healthcare-Products	1,301,357	5.3%
Healthcare-Services	254,948	1.0%
Home Builders	428,247	1.7%
Home Furnishings	269,249	1.1%
Household Products/Wares	193,339	0.8%
Housewares	243,353	1.0%
Insurance	81,855	0.3%
Internet	951,228	3.8%
Investment Companies	110,135	0.4%
Iron/Steel	24,674	0.1%
Leisure Time	394,352	1.6%
Machinery-Diversified	586,440	2.4%
Media	12,945	0.1%
Metal Fabricate/Hardware	117,978	0.5%
Mining	201,070	0.8%
Miscellaneous Manufacturing	761,830	3.0%
Office Furnishings	57,502	0.2%
Oil & Gas	397,538	1.6%
Oil & Gas Services	310,110	1.3%
Pharmaceuticals	744,389	3.1%
Real Estate	48,842	0.2%
REIT	2,230,834	9.2%
Retail	1,630,135	6.5%
Savings & Loans	190,389	0.7%
Semiconductors	1,375,782	5.7%
Software	1,053,487	4.4%
Telecommunications	656,572	2.7%
Textiles	43,699	0.2%
Transportation	428,491	1.8%
Water	57,192	0.2%
Other**	(1,126,045)	(4.6)%
Total	$24,477,096	100.0%

**               Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

REIT         Real Estate Investment Trust

See accompanying notes to the financial statements.

94 :: ProFund VP Small-Cap Growth :: Financial Statements

Statement of Assets and Liabilities
December 31, 2012

ASSETS:
Total Investment Securities, at cost	$19,260,030
Securities, at value	25,603,141
Total Investment Securities, at value	25,603,141
Dividends receivable	10,369
Receivable for capital shares issued	36,186
Receivable for investments sold	2,028,494
Prepaid expenses	240
TOTAL ASSETS	27,678,430

LIABILITIES:
Payable for investments purchased	64,264
Payable for capital shares redeemed	2,891,913
Cash overdraft	180,404
Advisory fees payable	12,325
Management services fees payable	1,643
Administration fees payable	805
Administrative services fees payable	6,360
Distribution fees payable	5,548
Trustee fees payable	16
Transfer agency fees payable	2,719
Fund accounting fees payable	1,844
Compliance services fees payable	222
Other accrued expenses	33,271
TOTAL LIABILITIES	3,201,334
NET ASSETS	$24,477,096

NET ASSETS CONSIST OF:
Capital	$18,317,946
Accumulated net realized gains (losses) on investments	(183,961)
Net unrealized appreciation (depreciation) on investments	6,343,111
NET ASSETS	$24,477,096

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	750,246

Net Asset Value (offering and redemption price per share)	$32.63

Statement of Operations
For the Year Ended December 31, 2012

INVESTMENT INCOME:
Dividends	$419,623
Interest	74
TOTAL INVESTMENT INCOME	419,697

EXPENSES:
Advisory fees	229,779
Management services fees	30,637
Administration fees	14,233
Transfer agency fees	22,308
Administrative services fees	99,487
Distribution fees	76,593
Custody fees	30,253
Fund accounting fees	32,562
Trustee fees	795
Compliance services fees	406
Other fees	43,162
Total Gross Expenses before reductions	580,215
Less Expenses reduced by the Advisor	(65,511)
TOTAL NET EXPENSES	514,704
NET INVESTMENT INCOME (LOSS)	(95,007)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	4,978,771
Change in net unrealized appreciation/depreciation on investments	(1,162,224)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	3,816,547
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$3,721,540

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Small-Cap Growth :: 95

Statements of Changes in Net Assets

	Year Ended December 31, 2012	Year Ended December 31, 2011
FROM INVESTMENT ACTIVITES:
OPERATIONS:
Net investment income (loss)	$(95,007)	$(415,489)
Net realized gains (losses) on investments	4,978,771	1,594,997
Change in net unrealized appreciation/depreciation on investments	(1,162,224)	(3,889,948)
Change in net assets resulting from operations	3,721,540	(2,710,440)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments	—	(90,289)
Change in net assets resulting from distributions	—	(90,289)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	46,425,780	127,689,800
Dividends reinvested	—	90,289
Value of shares redeemed	(65,184,161)	(144,825,767)
Change in net assets resulting from capital transactions	(18,758,381)	(17,045,678)
Change in net assets	(15,036,841)	(19,846,407)
NET ASSETS:
Beginning of period	39,513,937	59,360,344
End of period	$24,477,096	$39,513,937
SHARE TRANSACTIONS:
Issued	1,475,915	4,273,609
Reinvested	—	2,955
Redeemed	(2,088,156)	(4,982,961)
Change in shares	(612,241)	(706,397)

See accompanying notes to the financial statements.

96 :: ProFund VP Small-Cap Growth :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010		Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008
Net Asset Value, Beginning of Period	$29.00	$28.69	$22.82		$18.53	$28.38

Investment Activities:
Net investment income (loss)(a)	(0.10)	(0.30)	(0.13)		(0.20)	(0.26)
Net realized and unrealized gains (losses) on investments	3.73	0.67 (b)	5.97		5.03	(9.31)
Total income (loss) from investment activities	3.63	0.37	5.84		4.83	(9.57)

Capital Transactions:	—	—	0.03	(c)	—	—

Distributions to Shareholders From:
Net realized gains on investments	—	(0.06)	—		(0.54)	(0.28)

Net Asset Value, End of Period	$32.63	$29.00	$28.69		$22.82	$18.53

Total Return	12.48%	1.28%	25.72	%(c)	26.17%	(34.03)%

Ratios to Average Net Assets:
Gross expenses	1.89%	1.86%	1.87%		1.91%	1.84%
Net expenses	1.68%	1.68%	1.68%		1.67%	1.63%
Net investment income (loss)	(0.31)%	(1.00)%	(0.51)%		(1.06)%	(1.05)%

Supplemental Data:
Net assets, end of period (000’s)	$24,477	$39,514	$59,360		$40,211	$25,418
Portfolio turnover rate(d)	163%	310%	351%		308%	398%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)          The amounts include a voluntary capital contribution from the Advisor due to corrections of investment transactions. The contribution represented $0.03 to the net asset value and 0.14% to the total return. Without this contribution, the net asset value and the total return would be lower.

(d)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

Management Discussion of Fund Performance :: ProFund VP Asia 30 :: 97

ProFund VP Asia 30 seeks daily investment results, before fees and expenses, that correspond to the daily performance of the ProFunds Asia 30 Index (the “Index”). For the year ended December 31, 2012, the Fund had a total return of 15.48%. For the same period, the Index had a total return of 16.03%(1) and a volatility of 19.69%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities that, in combination, should have similar daily return characteristics as the daily return of the Index. The Index, created by ProFund Advisors, is composed of 30 companies whose principal offices are located in the Asia/Pacific region, excluding Japan, and whose securities are traded on U.S. exchanges or on The NASDAQ Stock Market as depositary receipts or ordinary shares. The component companies in the Index are determined annually based upon their U.S. dollar-traded volume. Their relative weights are determined based on a modified market capitalization method. The Index is expressed in U.S. Dollar terms and as such should generally reflect the relative movement of the U.S. Dollar against the basket of foreign currencies represented by the constituent companies in the Index.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Asia 30 from December 31, 2002 to December 31, 2012, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/12

Fund	One Year	Five Year	Ten Year
ProFund VP Asia 30	15.48%	-6.15%	11.38%
ProFunds Asia 30 Index	16.03%	-5.70%	11.43%
MSCI AC Asia Pacific Free Excluding Japan Index	22.63%	0.64%	15.35%

Expense Ratios**

Fund	Gross	Net
ProFund VP Asia 30	1.78%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2012. Contractual fee waivers are in effect through April 30, 2013.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
PetroChina Co., Ltd.	7.1%
Taiwan Semiconductor Manufacturing Co., Ltd.	6.1%
BHP Billiton, Ltd.	5.9%
China Life Insurance Co., Ltd.	5.7%
CNOOC, Ltd.	5.4%

ProFunds Asia 30 Index – Composition

% of Index
Communications	20%
Financial	16%
Energy	13%
Basic Materials	13%
Technology	10%
Consumer, Cyclical	9%
Consumer, Non-cyclical	9%
Industrial	7%
Utilities	3%

Country Composition
China	48%
India	20%
South Korea	18%
Taiwan	8%
Australia	6%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)         The Index is a price return index. The graph and table DO NOT reflect the theoretical reinvestment of dividends on securities in the Index nor the impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the net asset value of the Fund.

(3)         The MSCI AC Asia Pacific Free Excluding Japan Index is a capitalization weighted index generally representative of the performance of the Asia Pacific region of the country of Japan.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

98 :: ProFund VP Asia 30 :: Financial Statements

Schedule of Portfolio Investments :: December 31, 2012

Common Stocks (100.0%)

	Shares	Value
AU Optronics Corp.*ADR (Electronics)	199,176	$896,292
Baidu, Inc.*ADR (Internet)	13,703	1,374,274
BHP Billiton, Ltd.ADR (Mining)	32,810	2,573,616
China Life Insurance Co., Ltd.ADR (Insurance)	50,180	2,493,444
China Mobile, Ltd.ADR (Telecommunications)	34,354	2,017,266
China Unicom, Ltd.ADR (Telecommunications)	81,832	1,333,043
CNOOC, Ltd.ADR (Oil & Gas)	10,808	2,377,760
Ctrip.com International, Ltd.*ADR (Internet)	28,564	650,974
Doctor Reddy’s LabADR (Pharmaceuticals)	37,249	1,240,019
HDFC Bank, Ltd.ADR (Banks)	41,495	1,689,676
Home Inns & Hotels Management, Inc.*ADR (Lodging)	39,951	1,154,584
ICICI Bank, Ltd.ADR (Banks)	35,705	1,557,095
Infosys Technologies, Ltd.ADR (Computers)	37,056	1,567,469
JA Solar Holdings Co., Ltd.*ADR (Semiconductors & Semiconductor Equipment)	1	3
KB Financial Group, Inc.ADR (Diversified Financial Services)	38,986	1,399,597
Korea Electric Power Corp.*ADR (Electric)	107,887	1,507,181
KT Corp.*ADR (Telecommunications)	50,952	852,936
LG Display Co., Ltd.ADR (Electronics)	96,500	1,397,320
Melco Crown Entertainment, Ltd.*ADR (Lodging)	78,937	1,329,299
Mindray Medical International, Ltd.ADR (Healthcare-Products)	35,705	1,167,554
Netease.com, Inc.*ADR (Internet)	29,722	1,264,671
New Oriental Education & Technology Group, Inc.ADR (Commercial Services)	66,585	1,293,747
PetroChina Co., Ltd.ADR (Oil & Gas)	21,423	3,080,198
POSCOADR (Iron/Steel)	19,879	1,633,060
SK Telecom Co., Ltd.ADR (Telecommunications)	73,726	1,167,084
Sterlite Industries (India), Ltd.ADR (Mining)	148,610	1,279,532
Suntech Power Holdings Co., Ltd.*ADR (Electrical Components & Equipment)	291,430	445,888
Taiwan Semiconductor Manufacturing Co., Ltd.ADR (Semiconductors)	155,944	2,675,999
Tata Motors, Ltd.ADR (Auto Manufacturers)	54,040	1,552,029
Trina Solar, Ltd.*ADR (Energy-Alternate Sources)	101,325	439,751
Yingli Green Energy Holding Co., Ltd.*ADR (Electrical Components & Equipment)	206,703	485,752
TOTAL COMMON STOCKS (Cost $26,197,155)		43,897,113

Repurchase Agreements(a) (0.2%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.05%—0.10%, dated 12/31/12, due 1/2/13, total to be received $72,000	$72,000	$72,000
TOTAL REPURCHASE AGREEMENTS (Cost $72,000)		72,000
TOTAL INVESTMENT SECURITIES (Cost $26,269,155)—100.2%		43,969,113
Net other assets (liabilities)—(0.2)%		(104,066)
NET ASSETS—100.0%		$43,865,047

*                 Non-income producing security

(a)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR    American Depositary Receipt

ProFund VP Asia 30 invested in the following industries as of December 31, 2012:

	Value	% of Net Assets
Auto Manufacturers	$1,552,029	3.5%
Banks	3,246,771	7.5%
Commercial Services	1,293,747	2.9%
Computers	1,567,469	3.6%
Diversified Financial Services	1,399,597	3.2%
Electric	1,507,181	3.4%
Electrical Components & Equipment	931,640	2.1%
Electronics	2,293,612	5.2%
Energy-Alternate Sources	439,751	1.0%
Healthcare-Products	1,167,554	2.7%
Insurance	2,493,444	5.7%
Internet	3,289,919	7.5%
Iron/Steel	1,633,060	3.7%
Lodging	2,483,883	5.6%
Mining	3,853,148	8.8%
Oil & Gas	5,457,958	12.5%
Pharmaceuticals	1,240,019	2.8%
Semiconductors	2,675,999	6.1%
Semiconductors & Semiconductor Equipment	3	NM
Telecommunications	5,370,329	12.2%
Other**	(32,066)	NM
Total	$43,865,047	100.0%

ProFund VP Asia 30 invested in securities with exposure to the following countries as of December 31, 2012:

	Value	% of Net Assets
Australia	$2,573,616	5.9%
China	20,908,208	47.6%
India	8,885,820	20.3%
South Korea	7,957,178	18.1%
Taiwan	3,572,291	8.1%
Other**	(32,066)	NM
Total	$43,865,047	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM         Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Asia 30 :: 99

Statement of Assets and Liabilities
December 31, 2012

ASSETS:
Total Investment Securities, at cost	$26,269,155
Securities, at value	43,897,113
Repurchase agreements, at value	72,000
Total Investment Securities, at value	43,969,113
Cash	353
Dividends and interest receivable	119,906
Receivable for capital shares issued	1,514,320
Prepaid expenses	340
TOTAL ASSETS	45,604,032

LIABILITIES:
Payable for investments purchased	1,592,314
Payable for capital shares redeemed	23,768
Advisory fees payable	24,389
Management services fees payable	3,252
Administration fees payable	1,511
Administrative services fees payable	12,852
Distribution fees payable	15,311
Trustee fees payable	31
Transfer agency fees payable	4,819
Fund accounting fees payable	3,462
Compliance services fees payable	340
Other accrued expenses	56,936
TOTAL LIABILITIES	1,738,985
NET ASSETS	$43,865,047

NET ASSETS CONSIST OF:
Capital	$36,608,104
Accumulated net investment income (loss)	21,988
Accumulated net realized gains (losses) on investments	(10,465,003)
Net unrealized appreciation (depreciation) on investments	17,699,958
NET ASSETS	$43,865,047

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	900,412

Net Asset Value (offering and redemption price per share)	$48.72

Statement of Operations
For the Year Ended December 31, 2012

INVESTMENT INCOME:
Dividends	$815,571
Interest	70
Foreign tax withholding	(126,431)
TOTAL INVESTMENT INCOME	689,210

EXPENSES:
Advisory fees	297,867
Management services fees	39,715
Administration fees	18,921
Transfer agency fees	29,762
Administrative services fees	98,741
Distribution fees	99,289
Custody fees	43,107
Fund accounting fees	40,883
Trustee fees	1,038
Compliance services fees	477
Printing fees	47,012
Other fees	28,714
Total Gross Expenses before reductions	745,526
Less Expenses reduced by the Advisor	(78,304)
TOTAL NET EXPENSES	667,222
NET INVESTMENT INCOME (LOSS)	21,988

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	843,746
Change in net unrealized appreciation/depreciation on investments	4,135,699
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	4,979,445
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$5,001,433

See accompanying notes to the financial statements.

100 :: ProFund VP Asia 30 :: Financial Statements

Statements of Changes in Net Assets

	Year Ended December 31, 2012	Year Ended December 31, 2011
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$21,988	$(210,772)
Net realized gains (losses) on investments	843,746	1,839,670
Change in net unrealized appreciation/depreciation on investments	4,135,699	(20,835,022)
Change in net assets resulting from operations	5,001,433	(19,206,124)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(26,280)
Net realized gains on investments	—	(4,423,387)
Change in net assets resulting from distributions	—	(4,449,667)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	54,399,096	60,163,280
Dividends reinvested	—	4,449,667
Value of shares redeemed	(55,056,554)	(100,759,808)
Change in net assets resulting from capital transactions	(657,458)	(36,146,861)
Change in net assets	4,343,975	(59,802,652)

NET ASSETS:
Beginning of period	39,521,072	99,323,724
End of period	$43,865,047	$39,521,072
Accumulated net investment income (loss)	$21,988	$—

SHARE TRANSACTIONS:
Issued	1,177,437	1,123,107
Reinvested	—	74,397
Redeemed	(1,213,736)	(1,885,747)
Change in shares	(36,299)	(688,243)

See accompanying notes to the financial statements.

Financial Highlights :: ProFund VP Asia 30 :: 101

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008
Net Asset Value, Beginning of Period	$42.19	$61.12	$53.70	$39.35	$90.97

Investment Activities:
Net investment income (loss)(a)	0.03	(0.17)	0.02	0.04	0.52
Net realized and unrealized gains (losses) on investments	6.50	(15.32)	7.44	21.02	(44.39)
Total income (loss) from investment activities	6.53	(15.49)	7.46	21.06	(43.87)

Distributions to Shareholders From:
Net investment income	—	(0.02)	(0.04)	(0.47)	(0.58)
Net realized gains on investments	—	(3.42)	—	(6.24)	(7.17)
Total distributions	—	(3.44)	(0.04)	(6.71)	(7.75)

Net Asset Value, End of Period	$48.72	$42.19	$61.12	$53.70	$39.35

Total Return	15.48%	(27.00)%	13.91%	54.20%	(50.82)%

Ratios to Average Net Assets:
Gross expenses	1.88%	1.78%	1.74%	1.78%	1.69%
Net expenses	1.68%	1.68%	1.68%	1.67%	1.63%
Net investment income (loss)	0.06%	(0.31)%	0.03%	0.08%	0.76%

Supplemental Data:
Net assets, end of period (000’s)	$43,865	$39,521	$99,324	$116,848	$57,071
Portfolio turnover rate(b)	111%	50%	158%	191%	177%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

102 :: ProFund VP Europe 30 :: Management Discussion of Fund Performance

ProFund VP Europe 30 seeks daily investment results that, before fees and expenses, correspond to the daily performance of the ProFunds Europe 30 Index (the “Index”). For the year ended December 31, 2012, the Fund had a total return of 16.60%. For the same period, the Index had a price return of 14.17%(1) and a volatility of 18.39%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as the daily return of the Index. The Index, created by ProFund Advisors, is composed of 30 companies whose principal offices are located in Europe and whose securities are traded on U.S. exchanges or on NASDAQ as depositary receipts or ordinary shares. The component companies in the Index are determined annually based upon their U.S. Dollar-traded volume. Their relative weights are determined using a modified market capitalization method. The Index is expressed in U.S. Dollar terms and as such should generally reflect the relative movement of the U.S. Dollar against the basket of foreign currencies represented by the constituent companies in the Index.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Europe 30 from December 31, 2002 to December 31, 2012, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/12

Fund	One Year	Five Year	Ten Year
ProFund VP Europe 30	16.60%	-4.18%	6.43%
ProFunds Europe 30 Index	14.17%	-5.79%	5.22%
Dow Jones STOXX 50 Index	20.22%	-8.37%	6.46%

Expense Ratios**

Fund	Gross	Net
ProFund VP Europe 30	1.79%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2012. Contractual fee waivers are in effect through April 30, 2013.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
HSBC Holdings PLC	5.9%
Royal Dutch Shell PLC	5.5%
ARM Holdings PLC	5.0%
Total S.A.	5.0%
BHP Billiton PLC	4.5%

ProFunds Europe 30 Index – Composition

% of Index
Consumer, Non-cyclical	24%
Energy	20%
Financial	15%
Technology	12%
Basic Materials	10%
Communications	10%
Industrial	9%

Country Composition
United Kingdom	37%
Netherlands	17%
France	9%
Germany	8%
Spain	6%
Other	23%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)         The Index is a price return index. The graph and table DO NOT reflect the theoretical reinvestment of dividends on securities in the Index nor the impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the net asset value of the Fund.

(3)         The Dow Jones STOXX 50 Index is a capitalization-weighted index of 50 European blue-chip stocks. The Dow Jones STOXX 50 Index is a price return Index. The graph and table reflect the theoretical reinvestment of dividends in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an Index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP Europe 30 :: 103

Schedule of Portfolio Investments :: December 31, 2012

Common Stocks (100.1%)

	Shares	Value
Anheuser-Busch InBev N.V.ADR (Beverages)	18,040	$1,576,876
ArcelorMittalNYS (Iron/Steel)	33,210	580,179
ARM Holdings PLCADR (Semiconductors)	46,740	1,768,174
ASML Holding N.V. NYNYS (Semiconductors)	15,990	1,029,916
AstraZeneca PLCADR (Pharmaceuticals)	19,270	910,892
Banco Santander S.A.ADR (Banks)	164,410	1,343,229
Barclays PLCADR (Banks)	63,550	1,100,686
BHP Billiton PLCADR (Mining)	22,550	1,586,843
BP PLCADR (Oil & Gas)	30,750	1,280,430
Diageo PLCADR (Beverages)	6,560	764,765
Elan Corp. PLCADR (Pharmaceuticals)	60,680	619,543
Eni SpAADR (Oil & Gas)	22,550	1,108,107
GlaxoSmithKline PLCADR (Pharmaceuticals)	18,450	802,022
HSBC Holdings PLCADR (Banks)	38,950	2,067,077
ING Groep N.V.*ADR (Insurance)	102,500	972,725
Koninklijke Phillips Electronics N.V.NYS (Electronics)	31,570	837,868
Nokia, Corp.ADR (Telecommunications)	99,630	393,539
Prothena Corp PLC* (Biotechnology)	1,458	10,687
Rio Tinto PLCADR (Mining)	25,830	1,500,465
Royal Dutch Shell PLC-AADR (Oil & Gas)	27,880	1,922,327
Sanofi-AventisADR (Pharmaceuticals)	27,880	1,320,954
SAP AGADR (Software)	19,270	1,548,923
Shire Pharmaceuticals Group PLCADR (Pharmaceuticals)	9,430	869,257
Siemens AGADR (Miscellaneous Manufacturing)	13,120	1,436,246
Statoil ASAADR (Oil & Gas)	41,410	1,036,906
Telefonaktiebolaget LM EricssonADR (Telecommunications)	95,940	968,994
Telefonica S.A.ADR (Telecommunications)	62,730	846,228
Tenaris S.A.ADR (Metal Fabricate/Hardware)	21,730	910,921
Total S.A.ADR (Oil & Gas)	33,620	1,748,577
Unilever N.V.NYS (Food)	30,750	1,177,725
Vodafone Group PLCADR (Telecommunications)	56,580	1,425,250
TOTAL COMMON STOCKS (Cost $25,908,767)		35,466,331
TOTAL INVESTMENT SECURITIES (Cost $25,908,767)—100.1%		35,466,331
Net other assets (liabilities)—(0.1)%		(42,401)
NET ASSETS—100.0%		$35,423,930

*                      Non-income producing security

ADR         American Depositary Receipt

NYS          New York Shares

ProFund VP Europe 30 invested in the following industries as of December 31, 2012:

	Value	% of Net Assets
Banks	$4,510,992	12.8%
Beverages	2,341,641	6.7%
Biotechnology	10,687	NM
Electronics	837,868	2.4%
Food	1,177,725	3.3%
Insurance	972,725	2.7%
Iron/Steel	580,179	1.6%
Metal Fabricate/Hardware	910,921	2.6%
Mining	3,087,308	8.7%
Miscellaneous Manufacturing	1,436,246	4.1%
Oil & Gas	7,096,347	20.1%
Pharmaceuticals	4,522,668	12.7%
Semiconductors	2,798,090	7.9%
Software	1,548,923	4.3%
Telecommunications	3,634,011	10.2%
Other**	(42,401)	(0.1)%
Total	$35,423,930	100.0%

ProFund VP Europe 30 invested in securities with exposure to the following countries as of December 31, 2012:

	Value	% of Net Assets
Belgium	$1,576,876	4.5%
Finland	393,539	1.1%
France	3,069,531	8.7%
Germany	2,985,169	8.4%
Ireland	1,499,487	4.2%
Italy	1,108,107	3.1%
Luxembourg	1,491,100	4.2%
Netherlands	5,940,560	16.8%
Norway	1,036,906	2.9%
Spain	2,189,457	6.2%
Sweden	968,994	2.7%
United Kingdom	13,206,605	37.3%
Other**	(42,401)	(0.1)%
Total	$35,423,930	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM         Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

104 :: ProFund VP Europe 30 :: Financial Statements

Statement of Assets and Liabilities
December 31, 2012

ASSETS:
Total Investment Securities, at cost	$25,908,767
Securities, at value	35,466,331
Total Investment Securities, at value	35,466,331
Cash	508,821
Dividends receivable	48,657
Receivable for capital shares issued	440,775
Prepaid expenses	201
TOTAL ASSETS	36,464,785

LIABILITIES:
Payable for investments purchased	921,226
Payable for capital shares redeemed	24,241
Advisory fees payable	19,502
Management services fees payable	2,600
Administration fees payable	1,277
Administrative services fees payable	11,679
Distribution fees payable	11,963
Trustee fees payable	26
Transfer agency fees payable	3,804
Fund accounting fees payable	2,925
Compliance services fees payable	238
Other accrued expenses	41,374
TOTAL LIABILITIES	1,040,855
NET ASSETS	$35,423,930

NET ASSETS CONSIST OF:
Capital	$38,492,843
Accumulated net investment income (loss)	458,263
Accumulated net realized gains (losses) on investments	(13,084,740)
Net unrealized appreciation (depreciation) on investments	9,557,564
NET ASSETS	$35,423,930

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,640,566

Net Asset Value (offering and redemption price per share)	$21.59

Statement of Operations
For the Year Ended December 31, 2012

INVESTMENT INCOME:
Dividends	$985,175
Interest	195
Foreign tax withholding	(89,568)
TOTAL INVESTMENT INCOME	895,802

EXPENSES:
Advisory fees	195,330
Management services fees	26,044
Administration fees	12,412
Transfer agency fees	19,505
Administrative services fees	70,978
Distribution fees	65,110
Custody fees	5,374
Fund accounting fees	26,911
Trustee fees	654
Compliance services fees	385
Printing fees	26,610
Other fees	20,935
Total Gross Expenses before reductions	470,248
Less Expenses reduced by the Advisor	(32,709)
TOTAL NET EXPENSES	437,539
NET INVESTMENT INCOME (LOSS)	458,263

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(593,480)
Net realized gains (losses) on futures contracts	154,198
Change in net unrealized appreciation/depreciation on investments	4,150,041
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	3,710,759
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$4,169,022

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Europe 30 :: 105

Statements of Changes in Net Assets

	Year Ended December 31, 2012	Year Ended December 31, 2011
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$458,263	$810,929
Net realized gains (losses) on investments	(439,282)	(1,280,841)
Change in net unrealized appreciation/depreciation on investments	4,150,041	(4,610,972)
Change in net assets resulting from operations	4,169,022	(5,080,884)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(810,929)	(429,485)
Change in net assets resulting from distributions	(810,929)	(429,485)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	40,102,702	64,478,773
Dividends reinvested	810,929	429,485
Value of shares redeemed	(30,941,026)	(85,574,908)
Change in net assets resulting from capital transactions	9,972,605	(20,666,650)
Change in net assets	13,330,698	(26,177,019)

NET ASSETS:
Beginning of period	22,093,232	48,270,251
End of period	$35,423,930	$22,093,232
Accumulated net investment income (loss)	$458,263	$810,929

SHARE TRANSACTIONS:
Issued	2,012,778	2,939,049
Reinvested	44,120	18,804
Redeemed	(1,566,705)	(4,076,424)
Change in shares	490,193	(1,118,571)

See accompanying notes to the financial statements.

106 :: ProFund VP Europe 30 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008
Net Asset Value, Beginning of Period	$19.21	$21.27	$21.06	$16.32	$35.53

Investment Activities:
Net investment income (loss)(a)	0.35	0.43	0.19	0.27	0.60
Net realized and unrealized gains (losses) on investments	2.72	(2.29)	0.35	4.99	(14.76)
Total income (loss) from investment activities	3.07	(1.86)	0.54	5.26	(14.16)

Distributions to Shareholders From:
Net investment income	(0.69)	(0.20)	(0.33)	(0.52)	(0.63)
Net realized gains on investments	—	—	—	—	(4.42)
Total distributions	(0.69)	(0.20)	(0.33)	(0.52)	(5.05)

Net Asset Value, End of Period	$21.59	$19.21	$21.27	$21.06	$16.32

Total Return	16.60%	(8.88)%	2.63%	32.30%	(44.00)%

Ratios to Average Net Assets:
Gross expenses	1.80%	1.79%	1.71%	1.78%	1.70%
Net expenses	1.68%	1.68%	1.68%	1.67%	1.63%
Net investment income (loss)	1.76%	1.98%	0.95%	1.48%	2.12%

Supplemental Data:
Net assets, end of period (000’s)	$35,424	$22,093	$48,270	$62,615	$31,407
Portfolio turnover rate(b)	91%	116%	180%	150%	160%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

Management Discussion of Fund Performance :: ProFund VP International :: 107

ProFund VP International seeks daily investment results that, before fees and expenses, correspond to the daily performance of the Morgan Stanley Capital International Europe, Australasia and Far East (“MSCI EAFE”) Index (the “Index”). Since the foreign markets are not open when this Fund values its shares, it determines its success in meeting this daily investment objective by comparing its daily return on a given day with the market price performance of related futures contracts traded in the United States. For the year ended December 31, 2012, the Fund had a total return of 15.93%. For the same period, the Index had a total return of 17.90%(1) and a volatility of 15.48%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to that of the daily performance of the U.S.-traded MSCI EAFE futures contract.(2)

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as the daily return of the Index. The Index is a free-float adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. The Index has constituent companies from the following 22 countries: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The Index levels and the price of the related futures contracts are expressed in U.S. Dollar terms and as such they should generally reflect the relative movement of the U.S. Dollar against the basket of foreign currencies represented by the constituent companies in the Index.

During the year ended December 31, 2012, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain exposure to the Index. These derivatives generally tracked the performance of their underlying reference asset, but included trading spreads that negatively impacted Fund performance during the period. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP International from August 31, 2007 to December 31, 2012, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/12

Fund	One Year	Five Year	Since Inception
ProFund VP International	15.93%	-5.80%	-5.04%
MSCI EAFE Index	17.90%	-3.21%	-2.38%

Expense Ratios**

Fund	Gross	Net
ProFund VP International	1.74%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2012. Contractual fee waivers are in effect through April 30, 2013.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP International primarily invests in non-equity securities, which may include; swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

MSCI EAFE Index – Composition

% of Index
Financials	23%
Industrials	13%
Consumer Staples	12%
Consumer Discretionary	11%
Materials	10%
Health Care	10%
Energy	8%
Telecommunication Services	5%
Information Technology	4%
Utilities	4%

Country Composition
United Kingdom	23%
Japan	20%
France	10%
Australia	9%
Germany	9%
Other	29%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)         The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the U.S.-traded MSCI EAFE futures contract and the performance of the daily total return of the net asset value of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

108 :: ProFund VP International :: Financial Statements

Schedule of Portfolio Investments :: December 31, 2012

Repurchase Agreements(a)(b) (99.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.05%—0.10%, dated 12/31/12, due 1/2/13, total to be received $12,627,031	$12,627,000	$12,627,000
TOTAL REPURCHASE AGREEMENTS (Cost $12,627,000)		12,627,000
TOTAL INVESTMENT SECURITIES (Cost $12,627,000)—99.2%		12,627,000
Net other assets (liabilities)—0.8%		104,091
NET ASSETS—100.0%		$12,731,091

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2012, the aggregate amount held in a segregated account was $1,674,000.

(b)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the MSCI EAFE Index	$6,063,718	$25,564
Equity Index Swap Agreement with UBS AG, based on the MSCI EAFE Index	6,646,377	24,753
		$50,317

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP International :: 109

Statement of Assets and Liabilities
December 31, 2012

ASSETS:
Total Investment Securities, at cost	$12,627,000
Repurchase agreements, at value	12,627,000
Total Investment Securities, at value	12,627,000
Cash	631
Segregated cash balances with custodian	50
Interest receivable	31
Unrealized gain on swap agreements	50,317
Receivable for capital shares issued	84,771
Prepaid expenses	45
TOTAL ASSETS	12,762,845

LIABILITIES:
Payable for capital shares redeemed	494
Advisory fees payable	5,719
Management services fees payable	762
Administration fees payable	411
Administrative services fees payable	6,089
Distribution fees payable	6,370
Trustee fees payable	8
Transfer agency fees payable	1,262
Fund accounting fees payable	942
Compliance services fees payable	66
Other accrued expenses	9,631
TOTAL LIABILITIES	31,754
NET ASSETS	$12,731,091

NET ASSETS CONSIST OF:
Capital	$14,887,150
Accumulated net realized gains (losses) on investments	(2,206,376)
Net unrealized appreciation (depreciation) on investments	50,317
NET ASSETS	$12,731,091

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	589,240

Net Asset Value (offering and redemption price per share)	$21.61

Statement of Operations
For the Year Ended December 31, 2012

INVESTMENT INCOME:
Interest	$7,956

EXPENSES:
Advisory fees	53,009
Management services fees	7,068
Administration fees	3,274
Transfer agency fees	5,161
Administrative services fees	16,181
Distribution fees	17,670
Custody fees	7,389
Fund accounting fees	7,091
Trustee fees	163
Compliance services fees	115
Printing fees	7,453
Other fees	4,784
Total Gross Expenses before reductions	129,358
Less Expenses reduced by the Advisor	(10,617)
TOTAL NET EXPENSES	118,741
NET INVESTMENT INCOME (LOSS)	(110,785)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on swap agreements	1,171,970
Change in net unrealized appreciation/depreciation on investments	34,375
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	1,206,345
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$1,095,560

See accompanying notes to the financial statements.

110 :: ProFund VP International :: Financial Statements

Statements of Changes in Net Assets

	Year Ended December 31, 2012	Year Ended December 31, 2011
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$(110,785)	$(225,597)
Net realized gains (losses) on investments	1,171,970	(2,141,852)
Change in net unrealized appreciation/depreciation on investments	34,375	(213,262)
Change in net assets resulting from operations	1,095,560	(2,580,711)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	19,095,084	20,377,893
Value of shares redeemed	(13,145,267)	(32,519,041)
Change in net assets resulting from capital transactions	5,949,817	(12,141,148)
Change in net assets	7,045,377	(14,721,859)

NET ASSETS:
Beginning of period	5,685,714	20,407,573
End of period	$12,731,091	$5,685,714

SHARE TRANSACTIONS:
Issued	947,904	931,031
Redeemed	(663,782)	(1,563,689)
Change in shares	284,122	(632,658)

See accompanying notes to the financial statements.

Financial Highlights :: ProFund VP International :: 111

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009		Year Ended Dec. 31, 2008
Net Asset Value, Beginning of Period	$18.63	$21.76	$21.05	$16.89		$30.68

Investment Activities:
Net investment income (loss)(a)	(0.31)	(0.35)	(0.32)	(0.32)		0.04
Net realized and unrealized gains (losses) on investments	3.29	(2.78)	1.89	4.38		(13.60)
Total income (loss) from investment activities	2.98	(3.13)	1.57	4.06		(13.56)

Capital Transactions:	—	—	—	0.10	(b)	—

Distributions to Shareholders From:
Net investment income	—	—	—	—	(c)	(0.23)
Net realized gains on investments	—	—	(0.86)	—		—
Total distributions	—	—	(0.86)	—	(c)	(0.23)

Net Asset Value, End of Period	$21.61	$18.63	$21.76	$21.05		$16.89

Total Return	15.93%	(14.34)%	7.80%	24.65	%(b)	(44.40)%

Ratios to Average Net Assets:
Gross expenses	1.83%	1.74%	1.70%	1.69%		1.87%
Net expenses	1.68%	1.65%	1.68%	1.68%		1.63%
Net investment income (loss)	(1.57)%	(1.61)%	(1.58)%	(1.62)%		0.19%

Supplemental Data:
Net assets, end of period (000’s)	$12,731	$5,686	$20,408	$13,159		$1,018
Portfolio turnover rate(d)	—	—	—	—		—

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         The amounts include a voluntary capital contribution from the Advisor in connection with an investment valuation adjustment. The contribution represented $0.10 to the net asset value and 0.66% to the total return. Without this contribution, the net asset value and total return would be lower.

(c)          Amount is less than $0.005.

(d)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

112 :: ProFund VP Emerging Markets :: Management Discussion of Fund Performance

ProFund VP Emerging Markets seeks daily investment results that, before fees and expenses, correspond to the daily performance of the Bank of New York Mellon Emerging Markets 50 ADR Index (the “Index”). For the year ended December 31, 2012, the Fund had a total return of 6.57%. For the same period, the Index had a total return of 8.60%(1) and a volatility of 19.81%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to that of the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as the daily return of the Index. The Index is a free-float adjusted capitalization-weighted index. The Index is designed to track the performance of a basket of companies who have their primary equity listing on a stock exchange of an emerging market country and who also have Depositary Receipts that trade on a U.S. exchange or on NASDAQ. The Index consists of companies from the following emerging market countries: Argentina, Brazil, Chile, China, Colombia, India, Indonesia, Mexico, Peru, Russia, South Africa, South Korea and Taiwan. The Index is expressed in U.S. Dollar terms and as such should generally reflect the relative movement of the U.S. Dollar against the basket of foreign currencies represented by the constituent companies in the Index.

During the year ended December 31, 2012, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain exposure to the Index. These derivatives generally tracked the performance of their underlying reference asset, but included trading spreads that negatively impacted Fund performance during the period. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Emerging Markets from August 31, 2007 to December 31, 2012, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/12

Fund	One Year	Five Year	Since Inception
ProFund VP Emerging Markets	6.57%	-5.31%	-2.14%
Bank of New York Mellon Emerging Markets 50 ADR Index	8.60%	-3.56%	-0.23%

Expense Ratios**

Fund	Gross	Net
ProFund VP Emerging Markets	1.73%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2012. Contractual fee waivers are in effect through April 30, 2013.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	66%
Swap Agreements	34%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	4.5%
China Mobile, Ltd.	4.3%
Vale S.A. — Preferred	3.1%
America Movil S.A.B. de C.V.	2.9%
Petroleo Brasileiro S.A. — Preferred	2.9%

Bank of New York Mellon Emerging Markets 50 ADR Index – Composition

% of Index
Communications	22%
Energy	19%
Basic Materials	19%
Financial	17%
Technology	9%
Consumer, Non-cyclical	9%
Utilities	2%
Industrial	2%
Consumer, Cyclical	1%

Country Composition
Brazil	33%
China	23%
Mexico	9%
South Korea	9%
Taiwan	8%
Other	18%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)         The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the net asset value of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP Emerging Markets :: 113

Schedule of Portfolio Investments :: December 31, 2012

Common Stocks (50.5%)

	Shares	Value
America Movil S.A.B. de C.V.ADR (Telecommunications)	34,884	$807,217
AngloGold Ashanti, Ltd.ADR (Mining)	7,344	230,382
Baidu, Inc.*ADR (Internet)	5,304	531,938
Bancolombia S.A.ADR (Banks)	1,632	108,659
BRF-Brazil Foods S.A.ADR (Food)	13,056	275,612
Cemex S.A.B. de C.V.*ADR (Building Materials)	22,236	219,469
Cencosud SAADR (Food)	6,120	99,940
China Life Insurance Co., Ltd.ADR (Insurance)	9,588	476,428
China Mobile, Ltd.ADR (Telecommunications)	20,400	1,197,889
China Petroleum and Chemical Corp.ADR (Oil & Gas)	3,264	375,099
China Telecom Corp., Ltd.ADR (Telecommunications)	2,652	150,766
China Unicom, Ltd.ADR (Telecommunications)	8,160	132,926
Chunghwa Telecom Co., Ltd.ADR (Telecommunications)	7,344	237,505
CNOOC, Ltd.ADR (Oil & Gas)	3,060	673,199
Companhia de Bebidas das Americas (AmBev)ADR (Beverages)	3,060	127,541
Compania de Minas Buenaventura S.A.ADR (Mining)	3,672	132,008
Ecopetrol S.A.ADR (Oil & Gas)	4,692	279,971
Empresa Nacional de Electricidad S.A. (Endesa-Chile)ADR (Electric)	2,040	99,572
Fomento Economico Mexicanom, S.A.B. de C.V. (FEMSA)ADR (Beverages)	3,672	369,770
Gold Fields, Ltd.ADR (Mining)	14,076	175,809
Grupo Televisa S.A.ADR (Media)	7,752	206,048
HDFC Bank, Ltd.ADR (Banks)	7,548	307,355
ICICI Bank, Ltd.ADR (Banks)	5,508	240,204
Infosys Technologies, Ltd.ADR (Computers)	9,384	396,943
KB Financial Group, Inc.ADR (Diversified Financial Services)	7,548	270,973
Korea Electric Power Corp.*ADR (Electric)	11,016	153,894
Latam Airlines Group S.A.ADR (Airlines)	5,916	139,381
LG Display Co., Ltd.ADR (Electronics)	8,568	124,065
Mobile TeleSystemsADR (Telecommunications)	9,792	182,621
PetroChina Co., Ltd.ADR (Oil & Gas)	4,080	586,622
Petroleo Brasileiro S.A.ADR (Oil & Gas)	32,028	623,584
Philippine Long Distance Telephone Co.ADR (Telecommunications)	1,632	100,058
POSCOADR (Iron/Steel)	6,528	536,275
PT Telekomunikasi IndonesiaADR (Telecommunications)	4,896	180,907
Sasol, Ltd.ADR (Oil & Gas)	9,792	423,895
Shinhan Financial Group Co., Ltd.ADR (Diversified Financial Services)	9,180	336,355
SK Telecom Co., Ltd.ADR (Telecommunications)	6,936	109,797
Sociedad Quimica y Minera de Chile S.A.ADR (Chemicals)	1,836	105,827
Taiwan Semiconductor Manufacturing Co., Ltd.ADR (Semiconductors)	71,604	1,228,726
Ultrapar Participacoes S.A.ADR (Chemicals)	7,956	177,260
Vale S.A.ADR (Mining)	25,908	543,032
TOTAL COMMON STOCKS (Cost $11,927,595)		13,675,522

Preferred Stocks (15.3%)

	Shares
Banco Bradesco S.A.ADR (Banks)	37,128	$644,913
Companhia Brasileira de Distribuicao Grupo Pao de AcucarADR (Food)	2,856	126,778
Companhia de Bebidas das Americas (AmBev)ADR (Beverages)	14,688	616,749
Companhia Energetica de Minas Gerais (CEMIG)ADR (Electric)	9,384	101,910
Gerdau S.A.ADR (Iron/Steel)	17,340	155,887
Itau Unibanco Holding S.A.ADR (Banks)	44,268	728,651
Petroleo Brasileiro S.A.ADR (Oil & Gas)	41,412	799,252
Telefonica Brasil S.A.ADR (Telecommunications)	5,712	137,431
Vale S.A.ADR (Mining)	41,004	832,381
TOTAL PREFERRED STOCKS (Cost $4,130,470)		4,143,952

Repurchase Agreements(a)(b) (32.4%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.05%—0.10%, dated 12/31/12, due 1/2/13, total to be received $8,778,021	$8,778,000	$8,778,000
TOTAL REPURCHASE AGREEMENTS (Cost $8,778,000)		8,778,000
TOTAL INVESTMENT SECURITIES (Cost $24,836,065)—98.2%		26,597,474
Net other assets (liabilities)—1.8%		477,841
NET ASSETS—100.0%		$27,075,315

*                      Non-income producing security

(a)              A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2012, the aggregate amount held in a segregated account was $1,477,000.

(b)              The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR         American Depositary Receipt

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Bank of New York Mellon Emerging Markets 50 ADR Index	$1,040,301	$11,586
Equity Index Swap Agreement with UBS AG, based on the Bank of New York Mellon Emerging Markets 50 ADR Index	8,145,501	88,876
		$100,462

See accompanying notes to the financial statements.

114 :: ProFund VP Emerging Markets :: Financial Statements

ProFund VP Emerging Markets invested in the following industries as of December 31, 2012:

	Value	% of Net Assets
Airlines	$139,381	0.4%
Banks	2,029,782	7.4%
Beverages	1,114,060	4.2%
Building Materials	219,469	0.8%
Chemicals	283,087	1.1%
Computers	396,943	1.5%
Diversified Financial Services	607,328	2.2%
Electric	355,376	1.4%
Electronics	124,065	0.5%
Food	502,330	1.9%
Insurance	476,428	1.8%
Internet	531,938	2.0%
Iron/Steel	692,162	2.6%
Media	206,048	0.8%
Mining	1,913,612	7.0%
Oil & Gas	3,761,622	13.8%
Semiconductors	1,228,726	4.5%
Telecommunications	3,237,117	11.9%
Other**	9,255,841	34.2%
Total	$27,075,315	100.0%

ProFund VP Emerging Markets invested in securities with exposure to the following countries as of December 31, 2012:

	Value	% of Net Assets
Brazil	$5,890,981	21.8%
Chile	444,720	1.6%
China	4,124,867	15.1%
Colombia	388,630	1.4%
India	944,502	3.5%
Indonesia	180,907	0.7%
Mexico	1,602,504	5.9%
Peru	132,008	0.5%
Philippines	100,058	0.4%
Russia	182,621	0.7%
South Africa	830,086	3.1%
South Korea	1,531,359	5.7%
Taiwan	1,466,231	5.4%
Other**	9,255,841	34.2%
Total	$27,075,315	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Emerging Markets :: 115

Statement of Assets and Liabilities
December 31, 2012

ASSETS:
Total Investment Securities, at cost	$24,836,065
Securities, at value	17,819,474
Repurchase agreements, at value	8,778,000
Total Investment Securities, at value	26,597,474
Cash	36
Dividends and interest receivable	62,548
Unrealized gain on swap agreements	100,462
Receivable for capital shares issued	394,022
Prepaid expenses	166
TOTAL ASSETS	27,154,708

LIABILITIES:
Payable for capital shares redeemed	1,136
Advisory fees payable	14,080
Management services fees payable	1,877
Administration fees payable	938
Administrative services fees payable	13,088
Distribution fees payable	13,545
Trustee fees payable	19
Transfer agency fees payable	2,797
Fund accounting fees payable	2,150
Compliance services fees payable	184
Other accrued expenses	29,579
TOTAL LIABILITIES	79,393
NET ASSETS	$27,075,315

NET ASSETS CONSIST OF:
Capital	$30,175,775
Accumulated net investment income (loss)	141,228
Accumulated net realized gains (losses) on investments	(5,103,559)
Net unrealized appreciation (depreciation) on investments	1,861,871
NET ASSETS	$27,075,315
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,052,564
Net Asset Value (offering and redemption price per share)	$25.72

Statement of Operations
For the Year Ended December 31, 2012

INVESTMENT INCOME:
Dividends	$545,314
Interest	3,273
Foreign tax withholding	(71,537)
TOTAL INVESTMENT INCOME	477,050

EXPENSES:
Advisory fees	149,920
Management services fees	19,989
Administration fees	9,239
Transfer agency fees	14,533
Administrative services fees	48,388
Distribution fees	49,973
Custody fees	8,036
Fund accounting fees	20,223
Trustee fees	486
Compliance services fees	286
Printing fees	18,587
Other fees	21,010
Total Gross Expenses before reductions	360,670
Less Expenses reduced by the Advisor	(24,848)
TOTAL NET EXPENSES	335,822
NET INVESTMENT INCOME (LOSS)	141,228

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(1,439,413)
Net realized gains (losses) on swap agreements	120,994
Change in net unrealized appreciation/depreciation on investments	1,991,376
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	672,957
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$814,185

See accompanying notes to the financial statements.

116 :: ProFund VP Emerging Markets :: Financial Statements

Statements of Changes in Net Assets

	Year Ended December 31, 2012	Year Ended December 31, 2011
FROM INVESTMENT ACTIVITES:
OPERATIONS:
Net investment income (loss)	$141,228	$206,621
Net realized gains (losses) on investments	(1,318,419)	(2,616,488)
Change in net unrealized appreciation/depreciation on investments	1,991,376	(4,240,376)
Change in net assets resulting from operations	814,185	(6,650,243)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(206,621)	—
Change in net assets resulting from distributions	(206,621)	—
CAPITAL TRANSACTIONS:
Proceeds from shares issued	48,112,737	44,907,124
Dividends reinvested	206,621	—
Value of shares redeemed	(38,328,974)	(73,614,850)
Change in net assets resulting from capital transactions	9,990,384	(28,707,726)
Change in net assets	10,597,948	(35,357,969)
NET ASSETS:
Beginning of period	16,477,367	51,835,336
End of period	$27,075,315	$16,477,367
Accumulated net investment income (loss)	$141,228	$206,621
SHARE TRANSACTIONS:
Issued	1,902,462	1,624,959
Reinvested	8,040	—
Redeemed	(1,534,223)	(2,656,853)
Change in shares	376,279	(1,031,894)

See accompanying notes to the financial statements.

Financial Highlights :: ProFund VP Emerging Markets :: 117

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009		Year Ended Dec. 31, 2008
Net Asset Value, Beginning of Period	$24.36	$30.35	$28.13	$17.34		$35.13

Investment Activities:
Net investment income (loss)(a)	0.18	0.21	(0.02)	(0.33)		0.10
Net realized and unrealized gains (losses) on investments	1.43	(6.20)	2.71	11.14		(17.62)
Total income (loss) from investment activities	1.61	(5.99)	2.69	10.81		(17.52)

Distributions to Shareholders From:
Net investment income	(0.25)	—	—	(0.02)		(0.26)
Net realized gains on investments	—	—	(0.47)	—		(0.01)
Total distributions	(0.25)	—	(0.47)	(0.02)		(0.27)

Net Asset Value, End of Period	$25.72	$24.36	$30.35	$28.13		$17.34

Total Return	6.57%	(19.70)%	9.77%	62.36%		(50.09)%

Ratios to Average Net Assets:
Gross expenses	1.80%	1.73%	1.68%	1.70%		1.68%
Net expenses	1.68%	1.64%	1.68%	1.68%		1.63%
Net investment income (loss)	0.71%	0.73%	(0.08)%	(1.36)%		0.34%

Supplemental Data:
Net assets, end of period (000’s)	$27,075	$16,477	$51,835	$34,872		$4,310
Portfolio turnover rate(b)	55%	32%	35%	7	%(c)	—

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

(c)          The portfolio turnover rate changed from prior period due to a change in investment strategies that includes the purchase of equity securities.

See accompanying notes to the financial statements.

118 :: ProFund VP Japan :: Management Discussion of Fund Performance

ProFund VP Japan seeks daily investment results that, before fees and expenses, correspond to the daily performance of the Nikkei 225 Stock Average (the “Index”). Since the Japanese markets are not open when this Fund values its shares, it determines its success in meeting this daily investment objective by comparing its daily return on a given day with the market price performance of related futures contracts traded in the United States. For the year ended December 31, 2012, the Fund had a total return of 22.95%. For the same period, the Index had a total return of 12.22%(1), as measured in unhedged U.S. Dollar terms, or 25.54%(1) in local (Japanese Yen) terms and a volatility of 16.25%. The U.S. dollar-denominated Nikkei futures contracts held in the Fund are not directly impacted by the Dollar/Yen exchange rate, which may cause the Fund to over or underperform versus the performance of the Index measured in unhedged USD terms, depending upon whether the U.S. Dollar rises or falls in value versus the Yen. During the year, the Fund was generally not exposed to fluctuations in the Dollar/Yen exchange rate. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the U.S.-traded U.S. Dollar-denominated futures contract on the Index.(2)

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as the daily return of the Index. The Index is a modified price-weighted index of 225 large, actively traded Japanese stocks traded on the Tokyo Stock Exchange. The Index is computed and distributed by the Nihon Keizai Shimbun.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Japan from December 31, 2002 to December 31, 2012, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/12

Fund	One Year	Five Year	Ten Year
ProFund VP Japan	22.95%	-9.38%	1.65%
Nikkei 225 Stock Average - USD	12.22%	-0.45%	6.74%
Nikkei 225 Stock Average - Yen	25.54%	-5.69%	3.39%

Expense Ratios**

Fund	Gross	Net
ProFund VP Japan	2.00%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2012. Contractual fee waivers are in effect through April 30, 2013.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	99%
Total Exposure	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Japan primarily invests in non-equity securities, which may include; swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Nikkei 225 Stock Average – Composition

% of Index
Industrial	28%
Consumer, Cyclical	27%
Consumer, Non-cyclical	16%
Communications	8%
Technology	7%
Financial	7%
Basic Materials	6%
Energy	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)         The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends in the Index. Unhedged U.S. Dollar performance is calculated by converting U.S. Dollars to Yen at the beginning of the period and to U.S. Dollars at the end of the period. “Local (Yen)” returns are theoretical Index returns experienced by local residents living in Japan. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the U.S.-traded U.S. Dollar-denominated futures contract on the index and the performance of the daily total return of the net asset value of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP Japan :: 119

Schedule of Portfolio Investments :: December 31, 2012

Repurchase Agreements(a) (90.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.05%—0.10%, dated 12/31/12, due 1/2/13, total to be received $9,931,024	$9,931,000	$9,931,000
TOTAL REPURCHASE AGREEMENTS (Cost $9,931,000)		9,931,000
TOTAL INVESTMENT SECURITIES (Cost $9,931,000)—90.2%		9,931,000
Net other assets (liabilities)—9.8%		1,079,094
NET ASSETS—100.0%		$11,010,094

(a)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ (Depreciation)
Nikkei 225 Futures Contracts expiring 3/8/13 (Underlying notional amount at value $10,951,200)	208	$837,988

See accompanying notes to the financial statements.

120 :: ProFund VP Japan :: Financial Statements

Statement of Assets and Liabilities
December 31, 2012

ASSETS:
Total Investment Securities, at cost	$9,931,000
Repurchase agreements, at value	9,931,000
Total Investment Securities, at value	9,931,000
Cash	800
Segregated cash balances with brokers	456,083
Interest receivable	24
Receivable for capital shares issued	514,541
Variation margin on futures contracts	131,420
Prepaid expenses	105
TOTAL ASSETS	11,033,973

LIABILITIES:
Payable for capital shares redeemed	216
Advisory fees payable	5,152
Management services fees payable	687
Administration fees payable	311
Administrative services fees payable	2,639
Distribution fees payable	2,011
Trustee fees payable	6
Transfer agency fees payable	868
Fund accounting fees payable	712
Compliance services fees payable	86
Other accrued expenses	11,191
TOTAL LIABILITIES	23,879
NET ASSETS	$11,010,094

NET ASSETS CONSIST OF:
Capital	$14,054,397
Accumulated net realized gains (losses) on investments	(3,882,291)
Net unrealized appreciation (depreciation) on investments	837,988
NET ASSETS	$11,010,094

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	863,390

Net Asset Value (offering and redemption price per share)	$12.75

Statement of Operations
For the Year Ended December 31, 2012

INVESTMENT INCOME:
Interest	$7,578

EXPENSES:
Advisory fees	58,989
Management services fees	7,865
Administration fees	3,663
Transfer agency fees	5,765
Administrative services fees	24,468
Distribution fees	19,663
Custody fees	2,533
Fund accounting fees	7,877
Trustee fees	209
Compliance services fees	123
Other fees	11,858
Total Gross Expenses before reductions	143,013
Less Expenses reduced by the Advisor	(10,879)
TOTAL NET EXPENSES	132,134
NET INVESTMENT INCOME (LOSS)	(124,556)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on futures contracts	167,232
Change in net unrealized appreciation/depreciation on investments	1,030,100
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	1,197,332
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$1,072,776

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Japan :: 121

Statements of Changes in Net Assets

	Year Ended December 31, 2012	Year Ended December 31, 2011
FROM INVESTMENT ACTIVITES:
OPERATIONS:
Net investment income (loss)	$(124,556)	$(153,465)
Net realized gains (losses) on investments	167,232	(2,293,881)
Change in net unrealized appreciation/depreciation on investments	1,030,100	(149,792)
Change in net assets resulting from operations	1,072,776	(2,597,138)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	30,354,520	40,291,619
Value of shares redeemed	(27,708,398)	(42,387,613)
Change in net assets resulting from capital transactions	2,646,122	(2,095,994)
Change in net assets	3,718,898	(4,693,132)
NET ASSETS:
Beginning of period	7,291,196	11,984,328
End of period	$11,010,094	$7,291,196
SHARE TRANSACTIONS:
Issued	2,644,482	3,435,680
Redeemed	(2,483,999)	(3,673,984)
Change in shares	160,483	(238,304)

See accompanying notes to the financial statements.

122 :: ProFund VP Japan :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008
Net Asset Value, Beginning of Period	$10.37	$12.73	$13.62	$12.41	$24.18

Investment Activities:
Net investment income (loss)(a)	(0.18)	(0.19)	(0.20)	(0.20)	0.09
Net realized and unrealized gains (losses) on investments	2.56	(2.17)	(0.69)	1.48	(9.30)
Total income (loss) from investment activities	2.38	(2.36)	(0.89)	1.28	(9.21)

Distributions to Shareholders From:
Net investment income	—	—	—	(0.07)	(2.56)

Net Asset Value, End of Period	$12.75	$10.37	$12.73	$13.62	$12.41

Total Return	22.95%	(18.54)%	(6.53)%	10.33%	(40.84)%

Ratios to Average Net Assets:
Gross expenses	1.82%	2.00%	1.77%	1.80%	1.72%
Net expenses	1.68%	1.68%	1.68%	1.67%	1.63%
Net investment income (loss)	(1.58)%	(1.65)%	(1.58)%	(1.59)%	0.46%

Supplemental Data:
Net assets, end of period (000’s)	$11,010	$7,291	$11,984	$14,496	$11,393
Portfolio turnover rate(b)	—	—	—	—	—

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

Management Discussion of Fund Performance :: ProFund VP UltraBull :: 123

ProFund VP UltraBull seeks daily investment results that, before fees and expenses, correspond to twice (2x) the daily performance of the S&P 500® (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended December 31, 2012, the Fund had a total return of 28.91%. For the same period, the Index had a total return of 16.00%(1) and a volatility of 12.74%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as twice the daily return of the Index. The Index is a measure of large-cap U.S. stock market performance. It is a float-adjusted, market capitalization weighted index of 500 U.S. operating companies and real estate investment trusts selected through a process that factors criteria such as liquidity, price, market capitalization, and financial viability. Reconstitution occurs both on a quarterly and an ongoing basis.

During the year ended December 31, 2012, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying reference asset, but included trading spreads that negatively impacted Fund performance during the period. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP UltraBull from December 31, 2002 to December 31, 2012, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/12

Fund	One Year	Five Year	Ten Year
ProFund VP UltraBull	28.91%	-6.70%	4.90%
S&P 500	16.00%	1.66%	7.10%

Expense Ratios**

Fund	Gross	Net
ProFund VP UltraBull	1.68%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2012. Contractual fee waivers are in effect through April 30, 2013.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	48%
Futures Contracts	15%
Swap Agreements	137%
Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Apple Computer, Inc.	2.0%
Exxon Mobil Corp.	1.6%
Microsoft Corp.	0.9%
General Electric Co.	0.9%
Chevron Corp.	0.9%

S&P 500 – Composition

% of Index
Consumer, Non-cyclical	22%
Financial	16%
Technology	14%
Communications	11%
Energy	11%
Industrial	10%
Consumer, Cyclical	9%
Basic Materials	4%
Utilities	3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)         The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

124 :: ProFund VP UltraBull :: Financial Statements

Schedule of Portfolio Investments :: December 31, 2012

Common Stocks (48.1%)

	Shares	Value
3M Co. (Miscellaneous Manufacturing)	459	$42,618
Abbott Laboratories (Pharmaceuticals)	1,143	74,867
AbbVie, Inc.* (Pharmaceuticals)	18	615
Abercrombie & Fitch Co.—Class A (Retail)	54	2,590
Accenture PLC—Class A (Computers)	459	30,524
ACE, Ltd. (Insurance)	243	19,391
Adobe Systems, Inc.* (Software)	360	13,565
Advanced Micro Devices, Inc.* (Semiconductors)	441	1,058
Aetna, Inc. (Healthcare-Services)	243	11,251
AFLAC, Inc. (Insurance)	342	18,167
Agilent Technologies, Inc. (Electronics)	252	10,317
AGL Resources, Inc. (Gas)	81	3,238
Air Products & Chemicals, Inc. (Chemicals)	153	12,855
Airgas, Inc. (Chemicals)	54	4,930
Akamai Technologies, Inc.* (Internet)	126	5,155
Alcoa, Inc. (Mining)	774	6,718
Alexion Pharmaceuticals, Inc.* (Biotechnology)	144	13,509
Allegheny Technologies, Inc. (Iron/Steel)	81	2,459
Allergan, Inc. (Pharmaceuticals)	225	20,639
Allstate Corp. (Insurance)	351	14,100
Altera Corp. (Semiconductors)	234	8,059
Altria Group, Inc. (Agriculture)	1,467	46,093
Amazon.com, Inc.* (Internet)	261	65,548
Ameren Corp. (Electric)	180	5,530
American Electric Power, Inc. (Electric)	351	14,981
American Express Co. (Diversified Financial Services)	711	40,869
American International Group, Inc.* (Insurance)	1,071	37,807
American Tower Corp. (REIT)	288	22,254
Ameriprise Financial, Inc. (Diversified Financial Services)	153	9,582
AmerisourceBergen Corp. (Pharmaceuticals)	171	7,384
Amgen, Inc. (Biotechnology)	558	48,166
Amphenol Corp.—Class A (Electronics)	117	7,570
Anadarko Petroleum Corp. (Oil & Gas)	360	26,752
Analog Devices, Inc. (Semiconductors)	216	9,085
Aon PLC (Insurance)	234	13,010
Apache Corp. (Oil & Gas)	288	22,608
Apartment Investment and Management Co.—Class A (REIT)	108	2,922
Apollo Group, Inc.—Class A* (Commercial Services)	72	1,506
Apple Computer, Inc. (Computers)	684	364,592
Applied Materials, Inc. (Semiconductors)	873	9,987
Archer-Daniels-Midland Co. (Agriculture)	477	13,065
Assurant, Inc. (Insurance)	54	1,874
AT&T, Inc. (Telecommunications)	4,122	138,953
Autodesk, Inc.* (Software)	162	5,727
Automatic Data Processing, Inc. (Commercial Services)	351	20,011
AutoNation, Inc.* (Retail)	27	1,072
AutoZone, Inc.* (Retail)	27	9,570
AvalonBay Communities, Inc. (REIT)	81	10,983
Avery Dennison Corp. (Household Products/Wares)	72	2,514
Avon Products, Inc. (Cosmetics/Personal Care)	315	4,523
Baker Hughes, Inc. (Oil & Gas Services)	315	12,865
Ball Corp. (Packaging & Containers)	108	4,833
Bank of America Corp. (Banks)	7,821	90,724
Bank of New York Mellon Corp. (Banks)	846	21,742
Bard (C.R.), Inc. (Healthcare-Products)	54	5,278
Baxter International, Inc. (Healthcare-Products)	396	26,397
BB&T Corp. (Banks)	504	14,671
Beam, Inc. (Beverages)	117	7,147
Becton, Dickinson & Co. (Healthcare-Products)	144	11,259
Bed Bath & Beyond, Inc.* (Retail)	162	9,057
Bemis Co., Inc. (Packaging & Containers)	72	2,409
Berkshire Hathaway, Inc.—Class B* (Insurance)	1,323	118,672
Best Buy Co., Inc. (Retail)	198	2,346
Big Lots, Inc.* (Retail)	45	1,281
Biogen Idec, Inc.* (Biotechnology)	171	25,081
BlackRock, Inc. (Diversified Financial Services)	90	18,604
BMC Software, Inc.* (Software)	99	3,926
Boeing Co. (Aerospace/Defense)	495	37,303
BorgWarner, Inc.* (Auto Parts & Equipment)	81	5,801
Boston Properties, Inc. (REIT)	108	11,427
Boston Scientific Corp.* (Healthcare-Products)	999	5,724
Bristol-Myers Squibb Co. (Pharmaceuticals)	1,197	39,010
Broadcom Corp.—Class A (Semiconductors)	378	12,553
Brown-Forman Corp. (Beverages)	108	6,831
C.H. Robinson Worldwide, Inc. (Transportation)	117	7,397
CA, Inc. (Software)	243	5,341
Cablevision Systems Corp. NY—Class A (Media)	153	2,286
Cabot Oil & Gas Corp. (Oil & Gas)	153	7,610
Cameron International Corp.* (Oil & Gas Services)	180	10,163
Campbell Soup Co. (Food)	126	4,396
Capital One Financial Corp. (Banks)	423	24,504
Cardinal Health, Inc. (Pharmaceuticals)	243	10,007
CareFusion Corp.* (Healthcare-Products)	162	4,630
CarMax, Inc.* (Retail)	162	6,081
Carnival Corp.—Class A (Leisure Time)	324	11,914
Caterpillar, Inc. (Machinery-Construction & Mining)	477	42,730
CBRE Group, Inc.—Class A* (Real Estate)	216	4,298
CBS Corp.—Class B (Media)	432	16,438
Celgene Corp.* (Biotechnology)	306	24,088
CenterPoint Energy, Inc. (Gas)	306	5,891
CenturyLink, Inc. (Telecommunications)	450	17,604
Cerner Corp.* (Software)	108	8,385
CF Industries Holdings, Inc. (Chemicals)	45	9,142
Chesapeake Energy Corp. (Oil & Gas)	378	6,282
Chevron Corp. (Oil & Gas)	1,422	153,775
Chipotle Mexican Grill, Inc.* (Retail)	27	8,031
CIGNA Corp. (Healthcare-Services)	207	11,066
Cincinnati Financial Corp. (Insurance)	108	4,229
Cintas Corp. (Textiles)	81	3,313
Cisco Systems, Inc. (Telecommunications)	3,852	75,692
Citigroup, Inc. (Banks)	2,124	84,025
Citrix Systems, Inc.* (Software)	135	8,876
Cliffs Natural Resources, Inc. (Iron/Steel)	99	3,817
Clorox Co. (Household Products/Wares)	99	7,249
CME Group, Inc. (Diversified Financial Services)	225	11,410
CMS Energy Corp. (Electric)	189	4,608
Coach, Inc. (Apparel)	207	11,491
Coca-Cola Co. (Beverages)	2,799	101,463
Coca-Cola Enterprises, Inc. (Beverages)	198	6,283
Cognizant Technology Solutions Corp.* (Computers)	216	15,995
Colgate-Palmolive Co. (Cosmetics/Personal Care)	324	33,871

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP UltraBull :: 125

Common Stocks, continued

	Shares	Value
Comcast Corp.—Class A (Media)	1,926	$71,993
Comerica, Inc. (Banks)	135	4,096
Computer Sciences Corp. (Computers)	117	4,686
ConAgra Foods, Inc. (Food)	297	8,762
ConocoPhillips (Oil & Gas)	882	51,147
CONSOL Energy, Inc. (Coal)	162	5,200
Consolidated Edison, Inc. (Electric)	216	11,997
Constellation Brands, Inc.* (Beverages)	108	3,822
Corning, Inc. (Telecommunications)	1,071	13,516
Costco Wholesale Corp. (Retail)	315	31,113
Coventry Health Care, Inc. (Healthcare-Services)	99	4,438
Covidien PLC (Healthcare-Products)	342	19,747
Crown Castle International Corp.* (Telecommunications)	216	15,587
CSX Corp. (Transportation)	747	14,738
Cummins, Inc. (Machinery-Diversified)	126	13,652
CVS Caremark Corp. (Retail)	909	43,950
D.R. Horton, Inc. (Home Builders)	207	4,094
Danaher Corp. (Miscellaneous Manufacturing)	423	23,646
Darden Restaurants, Inc. (Retail)	90	4,056
DaVita, Inc.* (Healthcare-Services)	63	6,963
Dean Foods Co.* (Food)	135	2,229
Deere & Co. (Machinery-Diversified)	288	24,888
Dell, Inc. (Computers)	1,062	10,758
Delphi Automotive PLC* (Auto Components)	216	8,262
Denbury Resources, Inc.* (Oil & Gas)	279	4,520
DENTSPLY International, Inc. (Healthcare-Products)	99	3,921
Devon Energy Corp. (Oil & Gas)	270	14,051
Diamond Offshore Drilling, Inc. (Oil & Gas)	54	3,670
DIRECTV* (Media)	441	22,121
Discover Financial Services (Diversified Financial Services)	369	14,225
Discovery Communications, Inc.—Class A* (Media)	171	10,855
Dollar General Corp.* (Retail)	189	8,333
Dollar Tree, Inc.* (Retail)	162	6,571
Dominion Resources, Inc. (Electric)	414	21,445
Dover Corp. (Miscellaneous Manufacturing)	126	8,279
Dr. Pepper Snapple Group, Inc. (Beverages)	153	6,760
DTE Energy Co. (Electric)	126	7,566
Duke Energy Corp. (Electric)	513	32,730
Dun & Bradstreet Corp. (Software)	36	2,831
E*TRADE Financial Corp.* (Diversified Financial Services)	189	1,692
E.I. du Pont de Nemours & Co. (Chemicals)	675	30,355
Eastman Chemical Co. (Chemicals)	108	7,349
Eaton Corp. PLC (Electrical Components & Equipment)	333	18,049
eBay, Inc.* (Internet)	846	43,163
Ecolab, Inc. (Chemicals)	189	13,589
Edison International (Electric)	234	10,574
Edwards Lifesciences Corp.* (Healthcare-Products)	81	7,304
Electronic Arts, Inc.* (Software)	225	3,269
Eli Lilly & Co. (Pharmaceuticals)	738	36,398
EMC Corp.* (Computers)	1,530	38,709
Emerson Electric Co. (Electrical Components & Equipment)	522	27,645
Ensco PLC—Class AADR (Oil & Gas)	171	10,137
Entergy Corp. (Electric)	126	8,033
EOG Resources, Inc. (Oil & Gas)	198	23,916
EQT Corp. (Oil & Gas)	108	6,370
Equifax, Inc. (Commercial Services)	90	4,871
Equity Residential (REIT)	234	13,261
Exelon Corp. (Electric)	621	18,469
Expedia, Inc. (Internet)	72	4,424
Expeditors International of Washington, Inc. (Transportation)	153	6,051
Express Scripts Holding Co.* (Pharmaceuticals)	594	32,076
Exxon Mobil Corp. (Oil & Gas)	3,312	286,655
F5 Networks, Inc.* (Internet)	54	5,246
Family Dollar Stores, Inc. (Retail)	72	4,566
Fastenal Co. (Distribution/Wholesale)	198	9,244
FedEx Corp. (Transportation)	216	19,812
Fidelity National Information Services, Inc. (Software)	180	6,266
Fifth Third Bancorp (Banks)	648	9,843
First Horizon National Corp. (Banks)	180	1,787
First Solar, Inc.* (Energy-Alternate Sources)	45	1,390
FirstEnergy Corp. (Electric)	306	12,779
Fiserv, Inc.* (Software)	99	7,824
FLIR Systems, Inc. (Electronics)	108	2,409
Flowserve Corp. (Machinery-Diversified)	36	5,285
Fluor Corp. (Engineering & Construction)	117	6,873
FMC Corp. (Chemicals)	99	5,793
FMC Technologies, Inc.* (Oil & Gas Services)	171	7,324
Ford Motor Co. (Auto Manufacturers)	2,763	35,781
Forest Laboratories, Inc.* (Pharmaceuticals)	171	6,040
Fossil, Inc.* (Distribution/Wholesale)	36	3,352
Franklin Resources, Inc. (Diversified Financial Services)	99	12,444
Freeport-McMoRan Copper & Gold, Inc. (Mining)	693	23,701
Frontier Communications Corp. (Telecommunications)	729	3,120
GameStop Corp.—Class A (Retail)	90	2,258
Gannett Co., Inc. (Media)	171	3,080
Garmin, Ltd. (Electronics)	81	3,306
General Dynamics Corp. (Aerospace/Defense)	243	16,833
General Electric Co. (Miscellaneous Manufacturing)	7,614	159,819
General Mills, Inc. (Food)	468	18,912
Genuine Parts Co. (Distribution/Wholesale)	117	7,438
Genworth Financial, Inc.—Class A* (Insurance)	360	2,704
Gilead Sciences, Inc.* (Biotechnology)	549	40,324
Google, Inc.—Class A* (Internet)	189	134,071
H & R Block, Inc. (Commercial Services)	198	3,677
Halliburton Co. (Oil & Gas Services)	675	23,416
Harley-Davidson, Inc. (Leisure Time)	162	7,912
Harman International Industries, Inc. (Home Furnishings)	45	2,009
Harris Corp. (Telecommunications)	81	3,966
Hartford Financial Services Group, Inc. (Insurance)	315	7,069
Hasbro, Inc. (Toys/Games/Hobbies)	81	2,908
HCP, Inc. (REIT)	324	14,638
Health Care REIT, Inc. (REIT)	189	11,584
Heinz (H.J.) Co. (Food)	234	13,497
Helmerich & Payne, Inc. (Oil & Gas)	81	4,537
Hess Corp. (Oil & Gas)	216	11,439
Hewlett-Packard Co. (Computers)	1,431	20,392
Honeywell International, Inc. (Miscellaneous Manufacturing)	567	35,987
Hormel Foods Corp. (Food)	99	3,090
Hospira, Inc.* (Healthcare-Products)	117	3,655
Host Hotels & Resorts, Inc. (REIT)	522	8,180
Hudson City Bancorp, Inc. (Savings & Loans)	342	2,780
Humana, Inc. (Healthcare-Services)	117	8,030
Huntington Bancshares, Inc. (Banks)	621	3,968

See accompanying notes to the financial statements.

126 :: ProFund VP UltraBull :: Financial Statements

Common Stocks, continued

	Shares	Value
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	306	$18,608
Ingersoll-Rand PLC (Miscellaneous Manufacturing)	207	9,928
Integrys Energy Group, Inc. (Electric)	54	2,820
Intel Corp. (Semiconductors)	3,609	74,455
IntercontinentalExchange, Inc.* (Diversified Financial Services)	54	6,686
International Business Machines Corp. (Computers)	774	148,260
International Flavors & Fragrances, Inc. (Chemicals)	63	4,192
International Game Technology (Entertainment)	189	2,678
International Paper Co. (Forest Products & Paper)	315	12,549
Intuit, Inc. (Software)	198	11,781
Intuitive Surgical, Inc.* (Healthcare-Products)	27	13,240
Invesco, Ltd. (Diversified Financial Services)	324	8,453
Iron Mountain, Inc. (Commercial Services)	117	3,633
J.C. Penney Co., Inc. (Retail)	99	1,951
J.P. Morgan Chase & Co. (Banks)	2,763	121,489
Jabil Circuit, Inc. (Electronics)	135	2,604
Jacobs Engineering Group, Inc.* (Engineering & Construction)	90	3,831
JDS Uniphase Corp.* (Telecommunications)	171	2,315
Johnson & Johnson (Healthcare-Products)	2,007	140,692
Johnson Controls, Inc. (Auto Parts & Equipment)	495	15,197
Joy Global, Inc. (Machinery-Construction & Mining)	81	5,166
Juniper Networks, Inc.* (Telecommunications)	378	7,435
Kellogg Co. (Food)	180	10,053
KeyCorp (Banks)	675	5,684
Kimberly-Clark Corp. (Household Products/Wares)	288	24,316
Kimco Realty Corp. (REIT)	297	5,738
Kinder Morgan, Inc. (Pipelines)	459	16,216
KLA-Tencor Corp. (Semiconductors)	117	5,588
Kohls Corp. (Retail)	153	6,576
Kraft Foods Group, Inc. (Food)	432	19,643
Kroger Co. (Food)	369	9,601
L-3 Communications Holdings, Inc. (Aerospace/Defense)	72	5,517
Laboratory Corp. of America Holdings* (Healthcare-Services)	72	6,237
Lam Research Corp.* (Semiconductors)	126	4,552
Legg Mason, Inc. (Diversified Financial Services)	81	2,083
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	99	2,695
Lennar Corp.—Class A (Home Builders)	117	4,525
Leucadia National Corp. (Holding Companies-Diversified)	144	3,426
Life Technologies Corp.* (Biotechnology)	126	6,184
Lincoln National Corp. (Insurance)	198	5,128
Linear Technology Corp. (Semiconductors)	171	5,865
Lockheed Martin Corp. (Aerospace/Defense)	198	18,273
Loews Corp. (Insurance)	225	9,169
Lorillard, Inc. (Agriculture)	90	10,500
Lowe’s Cos., Inc. (Retail)	819	29,091
LSI Logic Corp.* (Semiconductors)	405	2,867
LyondellBasell Industries N.V.—Class A (Chemicals)	279	15,928
M&T Bank Corp. (Banks)	90	8,862
Macy’s, Inc. (Retail)	288	11,238
Marathon Oil Corp. (Oil & Gas)	513	15,729
Marathon Petroleum Corp. (Oil & Gas)	243	15,309
Marriott International, Inc.—Class A (Lodging)	180	6,718
Marsh & McLennan Cos., Inc. (Insurance)	396	13,650
Masco Corp. (Building Materials)	261	4,348
MasterCard, Inc.—Class A (Commercial Services)	81	39,794
Mattel, Inc. (Toys/Games/Hobbies)	252	9,228
McCormick & Co., Inc. (Food)	99	6,289
McDonald’s Corp. (Retail)	729	64,304
McGraw-Hill Cos., Inc. (Media)	198	10,825
McKesson Corp. (Pharmaceuticals)	171	16,580
Mead Johnson Nutrition Co.—Class A (Pharmaceuticals)	144	9,488
MeadWestvaco Corp. (Forest Products & Paper)	126	4,016
Medtronic, Inc. (Healthcare-Products)	738	30,273
Merck & Co., Inc. (Pharmaceuticals)	2,205	90,273
MetLife, Inc. (Insurance)	792	26,088
MetroPCS Communications, Inc.* (Telecommunications)	234	2,326
Microchip Technology, Inc. (Semiconductors)	144	4,693
Micron Technology, Inc.* (Semiconductors)	738	4,686
Microsoft Corp. (Software)	5,499	146,988
Molex, Inc. (Electrical Components & Equipment)	99	2,706
Molson Coors Brewing Co.—Class B (Beverages)	117	5,006
Mondelez International, Inc.—Class A (Food)	1,287	32,780
Monsanto Co. (Chemicals)	387	36,630
Monster Beverage Corp.* (Beverages)	108	5,711
Moody’s Corp. (Commercial Services)	144	7,246
Morgan Stanley Dean Witter & Co. (Banks)	999	19,101
Motorola Solutions, Inc. (Telecommunications)	207	11,526
Murphy Oil Corp. (Oil & Gas)	135	8,039
Mylan Laboratories, Inc.* (Pharmaceuticals)	297	8,162
Nabors Industries, Ltd.* (Oil & Gas)	207	2,991
NASDAQ Stock Market, Inc. (Diversified Financial Services)	81	2,026
National Oilwell Varco, Inc. (Oil & Gas Services)	306	20,915
NetApp, Inc.* (Computers)	261	8,757
Netflix, Inc.* (Internet)	36	3,340
Newell Rubbermaid, Inc. (Housewares)	207	4,610
Newfield Exploration Co.* (Oil & Gas)	99	2,651
Newmont Mining Corp. (Mining)	360	16,718
News Corp.—Class A (Media)	1,467	37,467
NextEra Energy, Inc. (Electric)	306	21,172
NIKE, Inc.—Class B (Apparel)	522	26,935
NiSource, Inc. (Gas)	225	5,600
Noble Corp. (Oil & Gas)	180	6,268
Noble Energy, Inc. (Oil & Gas)	126	12,819
Nordstrom, Inc. (Retail)	108	5,778
Norfolk Southern Corp. (Transportation)	225	13,914
Northeast Utilities System (Electric)	225	8,793
Northern Trust Corp. (Banks)	162	8,126
Northrop Grumman Corp. (Aerospace/Defense)	180	12,164
NRG Energy, Inc. (Electric)	234	5,380
Nucor Corp. (Iron/Steel)	234	10,105
NVIDIA Corp. (Semiconductors)	450	5,531
NYSE Euronext (Diversified Financial Services)	180	5,677
Occidental Petroleum Corp. (Oil & Gas)	585	44,817
Omnicom Group, Inc. (Advertising)	189	9,443
ONEOK, Inc. (Pipelines)	144	6,156
Oracle Corp. (Software)	2,727	90,864
O’Reilly Automotive, Inc.* (Retail)	81	7,243
Owens-Illinois, Inc.* (Packaging & Containers)	117	2,489

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP UltraBull :: 127

Common Stocks, continued

	Shares	Value
PACCAR, Inc. (Auto Manufacturers)	252	$11,393
Pall Corp. (Miscellaneous Manufacturing)	81	4,881
Parker Hannifin Corp. (Miscellaneous Manufacturing)	108	9,186
Patterson Cos., Inc. (Healthcare-Products)	63	2,156
Paychex, Inc. (Commercial Services)	234	7,287
Peabody Energy Corp. (Coal)	198	5,269
Pentair, Ltd. (Miscellaneous Manufacturing)	153	7,520
People’s United Financial, Inc. (Savings & Loans)	252	3,047
Pepco Holdings, Inc. (Electric)	171	3,353
PepsiCo, Inc. (Beverages)	1,125	76,984
PerkinElmer, Inc. (Electronics)	81	2,571
Perrigo Co. (Pharmaceuticals)	63	6,554
PetSmart, Inc. (Retail)	81	5,536
Pfizer, Inc. (Pharmaceuticals)	5,346	134,077
PG&E Corp. (Electric)	315	12,657
Philip Morris International, Inc. (Agriculture)	1,215	101,623
Phillips 66 (Oil & Gas)	450	23,895
Pinnacle West Capital Corp. (Electric)	81	4,129
Pioneer Natural Resources Co. (Oil & Gas)	90	9,593
Pitney Bowes, Inc. (Office/Business Equipment)	144	1,532
Plum Creek Timber Co., Inc. (Forest Products & Paper)	117	5,191
PNC Financial Services Group (Banks)	387	22,566
PPG Industries, Inc. (Chemicals)	108	14,618
PPL Corp. (Electric)	423	12,110
Praxair, Inc. (Chemicals)	216	23,641
Precision Castparts Corp. (Metal Fabricate/Hardware)	108	20,457
Priceline.com, Inc.* (Internet)	36	22,363
Principal Financial Group, Inc. (Insurance)	198	5,647
Procter & Gamble Co. (Cosmetics/Personal Care)	1,980	134,423
Progressive Corp. (Insurance)	405	8,546
Prologis, Inc. (REIT)	333	12,151
Prudential Financial, Inc. (Insurance)	333	17,759
Public Service Enterprise Group, Inc. (Electric)	369	11,291
Public Storage, Inc. (REIT)	108	15,656
PulteGroup, Inc.* (Home Builders)	243	4,413
QEP Resources, Inc. (Oil & Gas)	126	3,814
Qualcomm, Inc. (Telecommunications)	1,233	76,471
Quanta Services, Inc.* (Commercial Services)	153	4,175
Quest Diagnostics, Inc. (Healthcare-Services)	117	6,818
Ralph Lauren Corp. (Apparel)	45	6,746
Range Resources Corp. (Oil & Gas)	117	7,351
Raytheon Co. (Aerospace/Defense)	243	13,987
Red Hat, Inc.* (Software)	144	7,626
Regions Financial Corp. (Banks)	1,026	7,305
Republic Services, Inc. (Environmental Control)	216	6,335
Reynolds American, Inc. (Agriculture)	234	9,695
Robert Half International, Inc. (Commercial Services)	99	3,150
Rockwell Automation, Inc. (Machinery-Diversified)	99	8,315
Rockwell Collins, Inc. (Aerospace/Defense)	99	5,759
Roper Industries, Inc. (Machinery-Diversified)	72	8,027
Ross Stores, Inc. (Retail)	162	8,772
Rowan Cos. PLC—Class A* (Oil & Gas)	90	2,814
Ryder System, Inc. (Transportation)	36	1,797
Safeway, Inc. (Food)	171	3,093
SAIC, Inc. (Commercial Services)	207	2,343
Salesforce.com, Inc.* (Software)	99	16,642
SanDisk Corp.* (Computers)	171	7,449
SCANA Corp. (Electric)	99	4,518
Schlumberger, Ltd. (Oil & Gas Services)	963	66,725
Scripps Networks Interactive—Class A (Media)	63	3,649
Seagate Technology PLC (Computers)	243	7,407
Sealed Air Corp. (Packaging & Containers)	144	2,521
Sempra Energy (Gas)	162	11,492
Sherwin-Williams Co. (Chemicals)	63	9,691
Sigma-Aldrich Corp. (Chemicals)	90	6,622
Simon Property Group, Inc. (REIT)	225	35,570
SLM Corp. (Diversified Financial Services)	333	5,704
Snap-on, Inc. (Hand/Machine Tools)	45	3,555
Southern Co. (Electric)	630	26,970
Southwest Airlines Co. (Airlines)	540	5,530
Southwestern Energy Co.* (Oil & Gas)	252	8,419
Spectra Energy Corp. (Pipelines)	486	13,307
Sprint Nextel Corp.* (Telecommunications)	2,178	12,349
St. Jude Medical, Inc. (Healthcare-Products)	225	8,132
Stanley Black & Decker, Inc. (Hand/Machine Tools)	126	9,320
Staples, Inc. (Retail)	486	5,540
Starbucks Corp. (Retail)	540	28,955
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	144	8,260
State Street Corp. (Banks)	333	15,654
Stericycle, Inc.* (Environmental Control)	63	5,876
Stryker Corp. (Healthcare-Products)	207	11,348
SunTrust Banks, Inc. (Banks)	387	10,971
Symantec Corp.* (Internet)	504	9,480
Sysco Corp. (Food)	423	13,392
T. Rowe Price Group, Inc. (Diversified Financial Services)	189	12,310
Target Corp. (Retail)	468	27,692
TE Connectivity, Ltd. (Electronics)	306	11,359
TECO Energy, Inc. (Electric)	144	2,413
Tenet Healthcare Corp.* (Healthcare-Services)	81	2,630
Teradata Corp.* (Computers)	126	7,798
Teradyne, Inc.* (Semiconductors)	135	2,280
Tesoro Petroleum Corp. (Oil & Gas)	99	4,361
Texas Instruments, Inc. (Semiconductors)	810	25,062
Textron, Inc. (Miscellaneous Manufacturing)	207	5,132
The ADT Corp. (Commercial Services)	171	7,950
The AES Corp. (Electric)	450	4,815
The Charles Schwab Corp. (Diversified Financial Services)	792	11,373
The Chubb Corp. (Insurance)	189	14,235
The Dow Chemical Co. (Chemicals)	873	28,215
The Estee Lauder Cos., Inc.—Class A (Cosmetics/Personal Care)	171	10,236
The Gap, Inc. (Retail)	216	6,705
The Goldman Sachs Group, Inc. (Banks)	324	41,329
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	180	2,486
The Hershey Co. (Food)	108	7,800
The Home Depot, Inc. (Retail)	1,089	67,354
The Interpublic Group of Cos., Inc. (Advertising)	315	3,471
The JM Smucker Co.—Class A (Food)	81	6,985
The Limited, Inc. (Retail)	171	8,047
The Mosaic Co. (Chemicals)	198	11,213
The Travelers Cos., Inc. (Insurance)	279	20,038
The Williams Cos., Inc. (Pipelines)	486	15,911
Thermo Fisher Scientific, Inc. (Electronics)	261	16,646
Tiffany & Co. (Retail)	90	5,161
Time Warner Cable, Inc. (Media)	216	20,993
Time Warner, Inc. (Media)	684	32,716
TJX Cos., Inc. (Retail)	531	22,541
Torchmark Corp. (Insurance)	72	3,720

See accompanying notes to the financial statements.

128 :: ProFund VP UltraBull :: Financial Statements

Common Stocks, continued

	Shares	Value
Total System Services, Inc. (Commercial Services)	117	$2,506
TripAdvisor, Inc.* (Internet)	81	3,399
Tyco International, Ltd. (Miscellaneous Manufacturing)	342	10,004
Tyson Foods, Inc.—Class A (Food)	207	4,016
U.S. Bancorp (Banks)	1,368	43,694
Union Pacific Corp. (Transportation)	342	42,997
United Parcel Service, Inc.—Class B (Transportation)	522	38,487
United States Steel Corp. (Iron/Steel)	108	2,578
United Technologies Corp. (Aerospace/Defense)	612	50,190
UnitedHealth Group, Inc. (Healthcare-Services)	738	40,028
UnumProvident Corp. (Insurance)	198	4,122
Urban Outfitters, Inc.* (Retail)	81	3,188
V.F. Corp. (Apparel)	63	9,511
Valero Energy Corp. (Oil & Gas)	405	13,819
Varian Medical Systems, Inc.* (Healthcare-Products)	81	5,689
Ventas, Inc. (REIT)	216	13,980
VeriSign, Inc.* (Internet)	117	4,542
Verizon Communications, Inc. (Telecommunications)	2,070	89,569
Viacom, Inc.—Class B (Media)	333	17,562
Visa, Inc.—Class A (Commercial Services)	378	57,296
Vornado Realty Trust (REIT)	126	10,090
Vulcan Materials Co. (Mining)	90	4,685
W.W. Grainger, Inc. (Distribution/Wholesale)	45	9,107
Walgreen Co. (Retail)	621	22,983
Wal-Mart Stores, Inc. (Retail)	1,215	82,899
Walt Disney Co. (Media)	1,287	64,080
Washington Post Co.—Class B (Media)	9	3,287
Waste Management, Inc. (Environmental Control)	315	10,628
Waters Corp.* (Electronics)	63	5,489
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	90	7,740
WellPoint, Inc. (Healthcare-Services)	216	13,159
Wells Fargo & Co. (Banks)	3,555	121,511
Western Digital Corp. (Computers)	162	6,883
Western Union Co. (Commercial Services)	432	5,880
Weyerhaeuser Co. (REIT)	396	11,017
Whirlpool Corp. (Home Furnishings)	54	5,494
Whole Foods Market, Inc. (Food)	126	11,508
Windstream Corp. (Telecommunications)	423	3,502
Wisconsin Energy Corp. (Electric)	171	6,301
WPX Energy, Inc.* (Oil & Gas)	144	2,143
Wyndham Worldwide Corp. (Lodging)	99	5,268
Wynn Resorts, Ltd. (Lodging)	54	6,074
Xcel Energy, Inc. (Electric)	351	9,375
Xerox Corp. (Office/Business Equipment)	918	6,261
Xilinx, Inc. (Semiconductors)	189	6,785
XL Group PLC (Insurance)	216	5,413
Xylem, Inc. (Machinery-Diversified)	135	3,659
Yahoo!, Inc.* (Internet)	756	15,044
YUM! Brands, Inc. (Retail)	324	21,514
Zimmer Holdings, Inc. (Healthcare-Products)	126	8,399
Zions Bancorp (Banks)	135	2,889
TOTAL COMMON STOCKS (Cost $6,410,557)		9,247,936

Repurchase Agreements(a)(b) (43.4%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.05%—0.10%, dated 12/31/12, due 1/2/13, total to be received $8,363,021	$8,363,000	$8,363,000
TOTAL REPURCHASE AGREEMENTS (Cost $8,363,000)		8,363,000
TOTAL INVESTMENT SECURITIES (Cost $14,773,557)—91.5%		17,610,936
Net other assets (liabilities)—8.5%		1,639,096
NET ASSETS—100.0%		$19,250,032

*                      Non-income producing security

(a)              A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2012, the aggregate amount held in a segregated account was $3,010,000.

(b)              The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR         American Depositary Receipt

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts expiring 3/18/13 (Underlying notional amount at value $2,914,075)	41	$850

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500	$6,927,639	$38,830
Equity Index Swap Agreement with Goldman Sachs International, based on the SPDR S&P 500 ETF	8,989,140	38,664
Equity Index Swap Agreement with UBS AG, based on the S&P 500	7,356,220	58,248
Equity Index Swap Agreement with UBS AG, based on the SPDR S&P 500 ETF	3,153,307	20,458
		$156,200

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP UltraBull :: 129

ProFund VP UltraBull invested in the following industries as of December 31, 2012:

	Value	% of Net Assets
Advertising	$12,914	0.1%
Aerospace/Defense	160,026	0.8%
Agriculture	180,976	0.9%
Airlines	5,530	NM
Apparel	54,683	0.2%
Auto Components	8,262	NM
Auto Manufacturers	47,174	0.3%
Auto Parts & Equipment	23,484	0.1%
Banks	684,541	3.7%
Beverages	220,007	1.2%
Biotechnology	157,352	0.8%
Building Materials	4,348	NM
Chemicals	234,763	1.1%
Coal	10,469	0.1%
Commercial Services	171,325	0.8%
Computers	672,210	3.6%
Cosmetics/Personal Care	183,053	1.0%
Distribution/Wholesale	29,141	0.2%
Diversified Financial Services	163,138	0.8%
Electric	284,809	1.6%
Electrical Components & Equipment	48,400	0.2%
Electronics	62,271	0.3%
Energy-Alternate Sources	1,390	NM
Engineering & Construction	10,704	0.1%
Entertainment	2,678	NM
Environmental Control	22,839	0.1%
Food	176,046	0.9%
Forest Products & Paper	21,756	0.1%
Gas	26,221	0.1%
Hand/Machine Tools	12,875	NM
Healthcare-Products	307,844	1.6%
Healthcare-Services	110,620	0.6%
Holding Companies-Diversified	3,426	NM
Home Builders	13,032	0.1%
Home Furnishings	7,503	NM
Household Products/Wares	34,079	0.2%
Housewares	4,610	NM
Insurance	370,538	2.1%
Internet	315,775	1.6%
Iron/Steel	18,959	0.1%
Leisure Time	19,826	0.1%
Lodging	26,320	0.1%
Machinery-Construction & Mining	47,896	0.2%
Machinery-Diversified	63,826	0.3%
Media	317,352	1.6%
Metal Fabricate/Hardware	20,457	0.1%
Mining	51,822	0.3%
Miscellaneous Manufacturing	338,303	1.8%
Office/Business Equipment	7,793	NM
Oil & Gas	818,301	4.3%
Oil & Gas Services	141,408	0.7%
Packaging & Containers	12,252	0.1%
Pharmaceuticals	499,910	2.6%
Pipelines	51,590	0.3%
Real Estate	4,298	NM
REIT	199,451	1.1%
Retail	583,943	3.0%
Savings & Loans	5,827	NM
Semiconductors	183,106	1.0%
Software	339,911	1.7%
Telecommunications	473,931	2.5%
Textiles	3,313	NM
Toys/Games/Hobbies	12,136	0.1%
Transportation	145,193	0.8%
Other**	10,002,096	51.9%
Total	$19,250,032	100.0%

**               Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM              Not meaningful, amount is less than 0.05%.

REIT         Real Estate Investment Trust

See accompanying notes to the financial statements.

130 :: ProFund VP UltraBull :: Financial Statements

Statement of Assets and Liabilities
December 31, 2012

ASSETS:
Total Investment Securities, at cost	$14,773,557
Securities, at value	9,247,936
Repurchase agreements, at value	8,363,000
Total Investment Securities, at value	17,610,936
Cash	103
Segregated cash balances with brokers	182,450
Dividends and interest receivable	12,573
Unrealized gain on swap agreements	156,200
Receivable for capital shares issued	2,492,455
Receivable from Advisor	2,264
Receivable for investments sold	1,456
Variation margin on futures contracts	52,275
Prepaid expenses	154
TOTAL ASSETS	20,510,866

LIABILITIES:
Payable for investments purchased	615
Payable for capital shares redeemed	1,215,290
Administration fees payable	687
Administrative services fees payable	5,448
Distribution fees payable	7,200
Trustee fees payable	14
Transfer agency fees payable	2,207
Fund accounting fees payable	1,574
Compliance services fees payable	159
Other accrued expenses	27,640
TOTAL LIABILITIES	1,260,834
NET ASSETS	$19,250,032

NET ASSETS CONSIST OF:
Capital	$17,116,063
Accumulated net investment income (loss)	814
Accumulated net realized gains (losses) on investments	(861,274)
Net unrealized appreciation (depreciation) on investments	2,994,429
NET ASSETS	$19,250,032
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,434,006
Net Asset Value (offering and redemption price per share)	$13.42

Statement of Operations
For the Year Ended December 31, 2012

INVESTMENT INCOME:
Dividends	$234,193
Interest	10,382
Foreign tax withholding	(191)
TOTAL INVESTMENT INCOME	244,384
EXPENSES:
Advisory fees	149,151
Management services fees	19,887
Administration fees	9,590
Transfer agency fees	15,085
Administrative services fees	43,629
Distribution fees	49,717
Custody fees	24,221
Fund accounting fees	23,983
Trustee fees	514
Compliance services fees	307
Other fees	30,491
Total Gross Expenses before reductions	366,575
Less Expenses reduced by the Advisor	(32,476)
TOTAL NET EXPENSES	334,099
NET INVESTMENT INCOME (LOSS)	(89,715)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	225,411
Net realized gains (losses) on futures contracts	812,535
Net realized gains (losses) on swap agreements	4,640,302
Change in net unrealized appreciation/depreciation on investments	1,534,960
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	7,213,208
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$7,123,493

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP UltraBull :: 131

Statements of Changes in Net Assets

	Year Ended December 31, 2012	Year Ended December 31, 2011
FROM INVESTMENT ACTIVITES:
OPERATIONS:
Net investment income (loss)	$(89,715)	$(242,874)
Net realized gains (losses) on investments	5,678,248	(1,427,538)
Change in net unrealized appreciation/depreciation on investments	1,534,960	(99,244)
Change in net assets resulting from operations	7,123,493	(1,769,656)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments	—	(2,147,543)
Return of capital	—	(151,359)
Change in net assets resulting from distributions	—	(2,298,902)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	685,586,294	938,668,281
Dividends reinvested	—	2,199,952
Value of shares redeemed	(700,175,562)	(932,986,639)
Change in net assets resulting from capital transactions	(14,589,268)	7,881,594
Change in net assets	(7,465,775)	3,813,036
NET ASSETS:
Beginning of period	26,715,807	22,902,771
End of period	$19,250,032	$26,715,807
Accumulated net investment income (loss)	$814	$944
SHARE TRANSACTIONS:
Issued	54,421,452	83,257,635
Reinvested	—	179,295
Redeemed	(55,553,176)	(82,822,210)
Change in shares	(1,131,724)	614,720

See accompanying notes to the financial statements.

132 :: ProFund VP UltraBull :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008
Net Asset Value, Beginning of Period	$10.41	$11.74	$9.61	$6.72	$21.04

Investment Activities:
Net investment income (loss)(a)	(0.06)	(0.12)	(0.09)	(0.02)	0.09
Net realized and unrealized gains (losses) on investments	3.07	(0.31)	2.22	3.01	(14.12)
Total income (loss) from investment activities	3.01	(0.43)	2.13	2.99	(14.03)

Distributions to Shareholders From:
Net investment income	—	—	—	(0.10)	(0.29)
Net realized gains on investments	—	(0.84)	—	—	—
Return of capital	—	(0.06)	—	—	—
Total distributions	—	(0.90)	—	(0.10)	(0.29)

Net Asset Value, End of Period	$13.42	$10.41	$11.74	$9.61	$6.72

Total Return	28.91%	(4.83)%	22.16%	44.64%	(67.40)%

Ratios to Average Net Assets:
Gross expenses	1.84%	1.68%	1.78%	1.78%	1.81%
Net expenses	1.68%	1.68%	1.68%	1.66%	1.63%
Net investment income (loss)	(0.45)%	(1.01)%	(0.94)%	(0.21)%	0.67%

Supplemental Data:
Net assets, end of period (000’s)	$19,250	$26,716	$22,903	$27,373	$52,283
Portfolio turnover rate(b)	1,571%	3%	1,329%	629%	909%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

Management Discussion of Fund Performance :: ProFund VP UltraMid-Cap :: 133

ProFund VP UltraMid-Cap seeks daily investment results that, before fees and expenses, correspond to twice (2x) the daily performance of the S&P MidCap 400® (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended December 31, 2012, the Fund had a total return of 32.49%. For the same period, the Index had a total return of 17.88%(1) and a volatility of 15.23%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as twice the daily return of the Index. The Index is a measure of mid-size company U.S. stock market performance. It is a capitalization-weighted index of 400 U.S. operating companies and REITS. Securities are selected for inclusion in the Index by an S&P committee through a non-mechanical process that factors criteria such as liquidity, price, market capitalization, financial viability, and public float. Reconstitution occurs both on a quarterly and ongoing basis.

During the year ended December 31, 2012, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying reference asset, but included trading spreads that negatively impacted Fund performance during the period. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP UltraMid-Cap from December 31, 2002 to December 31, 2012, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/12

Fund	One Year	Five Year	Ten Year
ProFund VP UltraMid-Cap	32.49%	-1.58%	10.73%
S&P MidCap 400	17.88%	5.15%	10.53%

Expense Ratios**

Fund	Gross	Net
ProFund VP UltraMid-Cap	1.81%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2012. Contractual fee waivers are in effect through April 30, 2013.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	54%
Futures Contracts	20%
Swap Agreements	128%
Total Exposure	202%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Regeneron Pharmaceuticals, Inc.	0.6%
HollyFrontier Corp.	0.5%
Ametek, Inc.	0.4%
Plains Exploration & Production Co.	0.4%
Kansas City Southern Industries, Inc.	0.4%

S&P MidCap 400 – Composition

% of Index
Financial	21%
Industrial	19%
Consumer, Non-cyclical	18%
Consumer, Cyclical	13%
Technology	8%
Energy	6%
Utilities	5%
Communications	5%
Basic Materials	5%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)                   The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)                   1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

134 :: ProFund VP UltraMid-Cap :: Financial Statements

Schedule of Portfolio Investments :: December 31, 2012

Common Stocks (54.0%)

	Shares	Value
Aaron’s, Inc. (Commercial Services)	702	$19,853
ACI Worldwide, Inc.* (Software)	390	17,039
Acuity Brands, Inc. (Electrical Components & Equipment)	468	31,698
Acxiom Corp.* (Software)	780	13,619
ADTRAN, Inc. (Telecommunications)	624	12,193
Advance Auto Parts, Inc. (Retail)	780	56,434
Advent Software, Inc.* (Software)	312	6,671
Aecom Technology Corp.* (Engineering & Construction)	1,092	25,990
Aeropostale, Inc.* (Retail)	780	10,148
Affiliated Managers Group, Inc.* (Diversified Financial Services)	546	71,061
AGCO Corp.* (Machinery-Diversified)	1,014	49,807
Alaska Air Group, Inc.* (Airlines)	702	30,250
Albemarle Corp. (Chemicals)	936	58,144
Alexander & Baldwin, Inc.* (Real Estate)	468	13,745
Alexandria Real Estate Equities, Inc. (REIT)	624	43,256
Alleghany Corp.* (Insurance)	156	52,326
Alliance Data Systems Corp.* (Commercial Services)	546	79,038
Alliant Energy Corp. (Electric)	1,170	51,375
Alliant Techsystems, Inc. (Aerospace/Defense)	312	19,332
Allscripts Healthcare Solutions, Inc.* (Software)	1,794	16,899
Alpha Natural Resources, Inc.* (Coal)	2,262	22,032
AMC Networks, Inc.—A* (Media)	624	30,888
American Campus Communities, Inc. (REIT)	1,092	50,374
American Eagle Outfitters, Inc. (Specialty Retail)	1,872	38,395
American Financial Group, Inc. (Insurance)	780	30,826
Ametek, Inc. (Electrical Components & Equipment)	2,496	93,774
ANN, Inc.* (Retail)	468	15,837
ANSYS, Inc.* (Software)	936	63,031
AOL, Inc. (Internet)	858	25,405
Apollo Investment Corp. (Investment Companies)	2,106	17,606
AptarGroup, Inc. (Miscellaneous Manufacturing)	702	33,499
Aqua America, Inc. (Water)	1,482	37,672
Arch Coal, Inc. (Coal)	2,184	15,987
Arrow Electronics, Inc.* (Electronics)	1,092	41,583
Arthur J. Gallagher & Co. (Insurance)	1,248	43,243
Ascena Retail Group, Inc.* (Retail)	1,326	24,518
Ashland, Inc. (Chemicals)	780	62,721
Aspen Insurance Holdings, Ltd. (Insurance)	702	22,520
Associated Banc-Corp. (Banks)	1,794	23,537
Astoria Financial Corp. (Savings & Loans)	858	8,031
Atmel Corp.* (Semiconductors)	4,524	29,632
Atmos Energy Corp. (Gas)	936	32,872
Atwood Oceanics, Inc.* (Oil & Gas)	624	28,573
Avnet, Inc.* (Electronics)	1,404	42,976
Bally Technologies, Inc.* (Hotels, Restaurants & Leisure)	390	17,437
BancorpSouth, Inc. (Banks)	858	12,475
Bank of Hawaii Corp. (Banks)	468	20,615
Barnes & Noble, Inc.* (Retail)	390	5,885
BE Aerospace, Inc.* (Aerospace/Defense)	1,092	53,944
Bill Barrett Corp.* (Oil & Gas)	468	8,326
BioMed Realty Trust, Inc. (REIT)	1,560	30,155
Bio-Rad Laboratories, Inc.—A* (Biotechnology)	234	24,582
Black Hills Corp. (Electric)	468	17,007
Bob Evans Farms, Inc. (Retail)	312	12,542
BRE Properties, Inc.—A (REIT)	780	39,647
Brinker International, Inc. (Retail)	780	24,172
Broadridge Financial Solutions, Inc. (Software)	1,248	28,554
Brown & Brown, Inc. (Insurance)	1,248	31,774
Cabela’s, Inc.* (Retail)	468	19,539
Cabot Corp. (Chemicals)	624	24,829
Cadence Design Systems, Inc.* (Computers)	2,886	38,990
Camden Property Trust (REIT)	858	58,524
CARBO Ceramics, Inc. (Oil & Gas Services)	234	18,332
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	624	36,666
Carpenter Technology Corp. (Iron/Steel)	468	24,163
Carter’s, Inc.* (Apparel)	546	30,385
Cathay Bancorp, Inc. (Banks)	780	15,210
CBOE Holdings, Inc. (Diversified Financial Services)	936	27,575
Charles River Laboratories International, Inc.* (Biotechnology)	468	17,536
Chico’s FAS, Inc. (Specialty Retail)	1,716	31,677
Church & Dwight, Inc. (Household Products/Wares)	1,482	79,391
Ciena Corp.* (Telecommunications)	1,014	15,920
Cimarex Energy Co. (Oil & Gas)	858	49,532
Cinemark Holdings, Inc. (Entertainment)	1,092	28,370
City National Corp. (Banks)	468	23,175
Clarcor, Inc. (Miscellaneous Manufacturing)	546	26,088
Clean Harbors, Inc.* (Environmental Control)	546	30,035
Cleco Corp. (Electric)	624	24,966
Commerce Bancshares, Inc. (Banks)	780	27,348
Commercial Metals Co. (Metal Fabricate/Hardware)	1,170	17,386
Community Health Systems, Inc. (Healthcare-Services)	936	28,773
Compass Minerals International, Inc. (Mining)	312	23,310
Compuware Corp.* (Software)	2,184	23,740
Concur Technologies, Inc.* (Software)	468	31,599
Convergys Corp. (Commercial Services)	1,092	17,920
Con-way, Inc. (Transportation)	546	15,190
Copart, Inc.* (Commercial Services & Supplies)	1,092	32,214
CoreLogic, Inc.* (Commercial Services)	1,014	27,297
Corporate Office Properties Trust (REIT)	858	21,433
Corrections Corp. of America (Commercial Services)	1,014	35,967
Covance, Inc.* (Healthcare-Services)	546	31,542
Crane Co. (Miscellaneous Manufacturing)	468	21,659
Cree, Inc.* (Semiconductors)	1,170	39,757
Cullen/Frost Bankers, Inc. (Banks)	624	33,865
Cypress Semiconductor Corp. (Semiconductors)	1,326	14,374
Cytec Industries, Inc. (Chemicals)	468	32,212
Deckers Outdoor Corp.* (Apparel)	390	15,705
Deluxe Corp. (Commercial Services)	546	17,603
DeVry, Inc. (Commercial Services)	624	14,808
Dick’s Sporting Goods, Inc. (Specialty Retail)	1,014	46,127
Diebold, Inc. (Computers)	624	19,101
Domtar Corp. (Forest Products & Paper)	390	32,573
Donaldson Co., Inc. (Miscellaneous Manufacturing)	1,404	46,107
DreamWorks Animation SKG, Inc.—Class A* (Entertainment)	780	12,925
Dresser-Rand Group, Inc.* (Oil & Gas Services)	780	43,788
Dril-Quip, Inc.* (Oil & Gas Services)	390	28,490

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP UltraMid-Cap :: 135

Common Stocks, continued

	Shares	Value
DST Systems, Inc. (Computers)	312	$18,907
Duke Realty Corp. (REIT)	2,808	38,947
East West Bancorp, Inc. (Banks)	1,482	31,849
Eaton Vance Corp. (Diversified Financial Services)	1,170	37,265
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	1,170	30,736
Energen Corp. (Oil & Gas)	780	35,170
Energizer Holdings, Inc. (Electrical Components & Equipment)	624	49,908
Equinix, Inc.* (Internet)	468	96,502
Equity One, Inc. (REIT)	624	13,110
Essex Property Trust, Inc. (REIT)	390	57,194
Esterline Technologies Corp.* (Aerospace/Defense)	312	19,846
Everest Re Group, Ltd. (Insurance)	546	60,033
Exelis, Inc. (Aerospace/Defense)	1,950	21,977
FactSet Research Systems, Inc. (Media)	390	34,343
Fair Isaac Corp. (Software)	390	16,392
Fairchild Semiconductor International, Inc.* (Semiconductors)	1,326	19,094
Federal Realty Investment Trust (REIT)	702	73,022
Federated Investors, Inc.—Class B (Diversified Financial Services)	936	18,935
Fidelity National Title Group, Inc.—Class A (Insurance)	2,184	51,433
First American Financial Corp. (Insurance)	1,092	26,306
First Niagara Financial Group, Inc. (Savings & Loans)	3,666	29,071
FirstMerit Corp. (Banks)	1,170	16,602
Flowers Foods, Inc. (Food)	1,170	27,226
Foot Locker, Inc. (Specialty Retail)	1,560	50,107
Forest Oil Corp.* (Oil & Gas)	1,248	8,349
Fortune Brands Home & Security, Inc.* (Building Materials)	1,716	50,142
FTI Consulting, Inc.* (Commercial Services)	390	12,870
Fulton Financial Corp. (Banks)	2,028	19,489
Gardner Denver, Inc. (Machinery-Diversified)	546	37,401
Gartner Group, Inc.* (Commercial Services)	936	43,075
GATX Corp. (Trucking & Leasing)	468	20,264
General Cable Corp.* (Electrical Components & Equipment)	546	16,604
Genesee & Wyoming, Inc.—Class A* (Transportation)	468	35,605
Gentex Corp. (Electronics)	1,482	27,891
Global Payments, Inc. (Commercial Services)	780	35,334
Graco, Inc. (Machinery-Diversified)	624	32,130
Granite Construction, Inc. (Engineering & Construction)	390	13,112
Great Plains Energy, Inc. (Electric)	1,560	31,684
Green Mountain Coffee Roasters, Inc.* (Beverages)	1,248	51,617
Greenhill & Co., Inc. (Diversified Financial Services)	234	12,166
Greif, Inc.—Class A (Packaging & Containers)	312	13,884
GUESS?, Inc. (Retail)	624	15,313
Hancock Holding Co. (Banks)	858	27,233
Hanesbrands, Inc.* (Apparel)	1,014	36,321
Hanover Insurance Group, Inc. (Insurance)	468	18,130
Harris Teeter Supermarkets, Inc. (Food)	546	21,054
Harsco Corp. (Miscellaneous Manufacturing)	858	20,163
Hawaiian Electric Industries, Inc. (Electric)	1,014	25,492
HCC Insurance Holdings, Inc. (Insurance)	1,014	37,731
Health Management Associates, Inc.—Class A* (Healthcare-Services)	2,652	24,717
Health Net, Inc.* (Healthcare-Services)	858	20,849
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	1,014	20,929
Henry Schein, Inc.* (Healthcare-Products)	936	75,310
Herman Miller, Inc. (Office Furnishings)	624	13,366
Highwoods Properties, Inc. (REIT)	780	26,091
Hill-Rom Holdings, Inc. (Healthcare-Products)	624	17,784
Hillshire Brands Co. (Food)	1,248	35,119
HMS Holdings Corp.* (Commercial Services)	936	24,261
HNI Corp. (Office Furnishings)	468	14,068
HollyFrontier Corp. (Oil & Gas)	2,106	98,033
Hologic, Inc.* (Healthcare-Products)	2,730	54,682
Home Properties, Inc. (REIT)	546	33,475
Hospitality Properties Trust (REIT)	1,248	29,228
HSN, Inc. (Retail)	390	21,481
Hubbell, Inc.—Class B (Electrical Components & Equipment)	546	46,208
Huntington Ingalls Industries, Inc. (Shipbuilding)	546	23,664
IDACORP, Inc. (Electric)	546	23,669
IDEX Corp. (Machinery-Diversified)	858	39,923
IDEXX Laboratories, Inc.* (Healthcare-Products)	546	50,669
Informatica Corp.* (Software)	1,092	33,109
Ingram Micro, Inc.—Class A* (Distribution/Wholesale)	1,560	26,395
Ingredion, Inc. (Food)	780	50,255
Integrated Device Technology, Inc.* (Semiconductors)	1,482	10,819
InterDigital, Inc. (Telecommunications)	390	16,029
International Bancshares Corp. (Banks)	546	9,855
International Rectifier Corp.* (Semiconductors)	702	12,446
International Speedway Corp.—Class A (Entertainment)	234	6,463
Intersil Corp.—Class A (Semiconductors)	1,326	10,993
Intrepid Potash, Inc. (Chemicals)	546	11,624
Itron, Inc.* (Electronics)	390	17,375
ITT Corp. (Miscellaneous Manufacturing)	936	21,959
J.B. Hunt Transport Services, Inc. (Transportation)	936	55,889
Jack Henry & Associates, Inc. (Computers)	858	33,685
Janus Capital Group, Inc. (Diversified Financial Services)	1,950	16,614
Jarden Corp.* (Household Products/Wares)	780	40,326
Jefferies Group, Inc. (Diversified Financial Services)	1,326	24,624
JetBlue Airways Corp.* (Airlines)	2,340	13,361
John Wiley & Sons, Inc. (Media)	468	18,219
Jones Lang LaSalle, Inc. (Real Estate)	468	39,284
Kansas City Southern Industries, Inc. (Transportation)	1,170	97,672
KB Home (Home Builders)	780	12,324
KBR, Inc. (Engineering & Construction)	1,560	46,675
Kemper Corp. (Insurance)	546	16,107
Kennametal, Inc. (Hand/Machine Tools)	858	34,320
Kirby Corp.* (Transportation)	546	33,792
Lamar Advertising Co.—Class A* (Media)	546	21,158
Lancaster Colony Corp. (Food)	234	16,190
Landstar System, Inc. (Transportation)	468	24,551
Lender Processing Services, Inc. (Commercial Services)	858	21,124
Lennox International, Inc. (Building Materials)	468	24,579
Lexmark International, Inc.—Class A (Computers)	702	16,279
Liberty Property Trust (REIT)	1,248	44,641
Life Time Fitness, Inc.* (Leisure Time)	390	19,192

See accompanying notes to the financial statements.

136 :: ProFund VP UltraMid-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
LifePoint Hospitals, Inc.* (Healthcare-Services)	546	$20,612
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	858	41,767
LKQ Corp.* (Distribution/Wholesale)	3,042	64,186
Louisiana-Pacific Corp.* (Building Materials)	1,404	27,125
M.D.C. Holdings, Inc. (Home Builders)	390	14,336
Mack-Cali Realty Corp. (REIT)	858	22,402
Manpower, Inc. (Commercial Services)	780	33,103
ManTech International Corp.—Class A (Software)	234	6,070
Martin Marietta Materials (Building Materials)	468	44,123
Masimo Corp. (Healthcare-Products)	546	11,471
Matson, Inc. (Transportation)	468	11,569
Matthews International Corp.—Class A (Miscellaneous Manufacturing)	312	10,015
MDU Resources Group, Inc. (Electric)	1,950	41,418
Mednax, Inc.* (Healthcare-Services)	546	43,418
MEMC Electronic Materials, Inc.* (Semiconductors)	2,418	7,762
Mentor Graphics Corp.* (Computers)	1,014	17,258
Mercury General Corp. (Insurance)	390	15,479
Meredith Corp. (Media)	390	13,436
Mettler Toledo International, Inc.* (Electronics)	312	60,310
Micros Systems, Inc.* (Computers)	858	36,414
Mine Safety Appliances Co. (Environmental Control)	312	13,326
Minerals Technologies, Inc. (Chemicals)	390	15,569
Mohawk Industries, Inc.* (Textiles)	624	56,453
Monster Worldwide, Inc.* (Commercial Services)	1,248	7,014
MSC Industrial Direct Co.—Class A (Retail)	468	35,278
MSCI, Inc.—Class A* (Software)	1,248	38,676
National Fuel Gas Co. (Gas)	858	43,492
National Instruments Corp. (Electronics)	1,014	26,171
National Retail Properties, Inc. (REIT)	1,170	36,504
NCR Corp.* (Computers)	1,638	41,736
NeuStar, Inc.* (Telecommunications)	702	29,435
New York Community Bancorp (Savings & Loans)	4,524	59,265
NewMarket Corp. (Chemicals)	78	20,452
Nordson Corp. (Machinery-Diversified)	546	34,464
Northern Oil and Gas, Inc.* (Oil & Gas)	624	10,496
NV Energy, Inc. (Electric)	2,418	43,863
NVR, Inc.* (Home Builders)	78	71,760
Oceaneering International, Inc. (Oil & Gas Services)	1,092	58,738
Office Depot, Inc.* (Retail)	2,964	9,722
OGE Energy Corp. (Electric)	1,014	57,098
Oil States International, Inc.* (Oil & Gas Services)	546	39,061
Old Republic International Corp. (Insurance)	2,496	26,582
Olin Corp. (Chemicals)	858	18,524
OMEGA Healthcare Investors, Inc. (REIT)	1,170	27,905
Omnicare, Inc. (Pharmaceuticals)	1,170	42,237
Oshkosh Truck Corp.* (Auto Manufacturers)	936	27,752
Owens & Minor, Inc. (Distribution/Wholesale)	624	17,790
Packaging Corp. of America (Packaging & Containers)	1,014	39,009
Panera Bread Co.—Class A* (Hotels, Restaurants & Leisure)	312	49,555
Parametric Technology Corp.* (Software)	1,248	28,092
Patterson-UTI Energy, Inc. (Oil & Gas)	1,560	29,063
Plains Exploration & Production Co.* (Oil & Gas)	1,326	62,243
Plantronics, Inc. (Telecommunications)	468	17,255
PNM Resources, Inc. (Electric)	858	17,598
Polaris Industries, Inc. (Leisure Time)	702	59,073
Polycom, Inc.* (Telecommunications)	1,794	18,765
Post Holdings, Inc.* (Food)	312	10,686
Potlatch Corp. (REIT)	390	15,284
Prosperity Bancshares, Inc. (Banks)	468	19,656
Protective Life Corp. (Insurance)	780	22,292
PVH Corp. (Retail)	702	77,928
QLogic Corp.* (Semiconductors)	936	9,107
Questar Corp. (Gas)	1,794	35,449
Quicksilver Resources, Inc.* (Oil & Gas)	1,248	3,569
R.R. Donnelley & Sons Co. (Commercial Services)	1,872	16,848
Rackspace Hosting, Inc.* (Internet)	1,170	86,896
Ralcorp Holdings, Inc.* (Food)	546	48,949
Raymond James Financial Corp. (Diversified Financial Services)	1,170	45,080
Rayonier, Inc. (REIT)	1,248	64,684
Realty Income Corp. (REIT)	1,404	56,455
Regal-Beloit Corp. (Hand/Machine Tools)	468	32,980
Regency Centers Corp. (REIT)	936	44,104
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	780	133,434
Regis Corp. (Retail)	624	10,558
Reinsurance Group of America, Inc. (Insurance)	780	41,746
Reliance Steel & Aluminum Co. (Iron/Steel)	780	48,438
Rent-A-Center, Inc. (Commercial Services)	624	21,441
ResMed, Inc. (Healthcare-Products)	1,482	61,607
RF Micro Devices, Inc.* (Telecommunications)	2,886	12,929
Riverbed Technology, Inc.* (Computers)	1,638	32,301
Rock-Tenn Co.—Class A (Packaging & Containers)	702	49,077
Rollins, Inc. (Commercial Services)	702	15,472
Rosetta Resources, Inc.* (Oil & Gas)	546	24,767
Rovi Corp.* (Semiconductors)	1,092	16,850
Royal Gold, Inc. (Mining)	702	57,079
RPM, Inc. (Chemicals)	1,404	41,221
Saks, Inc.* (Retail)	1,014	10,657
Scholastic Corp. (Media)	234	6,917
Scientific Games Corp.—Class A* (Entertainment)	546	4,734
SEI Investments Co. (Commercial Services)	1,404	32,769
Semtech Corp.* (Semiconductors)	702	20,323
Senior Housing Properties Trust (REIT)	1,794	42,410
Sensient Technologies Corp. (Chemicals)	546	19,416
Service Corp. International (Diversified Consumer Services)	2,184	30,161
Shaw Group, Inc.* (Engineering & Construction)	702	32,720
Signature Bank* (Banks)	468	33,388
Signet Jewelers, Ltd. (Retail)	858	45,817
Silgan Holdings, Inc. (Packaging & Containers)	546	22,708
Silicon Laboratories, Inc.* (Semiconductors)	390	16,306
Skyworks Solutions, Inc.* (Semiconductors)	2,028	41,167
SL Green Realty Corp. (REIT)	936	71,744
SM Energy Co. (Oil & Gas)	702	36,651
Smithfield Foods, Inc.* (Food)	1,326	28,602
Solarwinds, Inc.* (Software)	624	32,729
Solera Holdings, Inc. (Software)	702	37,536
Sonoco Products Co. (Packaging & Containers)	1,014	30,146
Sotheby’s—Class A (Commercial Services)	702	23,600
SPX Corp. (Miscellaneous Manufacturing)	546	38,302
StanCorp Financial Group, Inc. (Insurance)	468	17,162
Steel Dynamics, Inc. (Iron/Steel)	2,262	31,057
STERIS Corp. (Healthcare-Products)	624	21,672
Strayer Education, Inc. (Commercial Services)	156	8,763
Superior Energy Services, Inc.* (Oil & Gas Services)	1,638	33,939

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP UltraMid-Cap :: 137

Common Stocks, continued

	Shares	Value
SUPERVALU, Inc. (Food)	2,184	$5,394
SVB Financial Group* (Banks)	468	26,194
Synopsys, Inc.* (Computers)	1,560	49,671
Synovus Financial Corp. (Banks)	8,112	19,874
Taubman Centers, Inc. (REIT)	624	49,121
TCF Financial Corp. (Banks)	1,716	20,849
Tech Data Corp.* (Electronics)	390	17,757
Techne Corp. (Healthcare-Products)	390	26,653
Teleflex, Inc. (Healthcare-Products)	390	27,811
Telephone & Data Systems, Inc. (Telecommunications)	1,014	22,450
Tellabs, Inc. (Telecommunications)	3,588	8,181
Tempur-Pedic International, Inc.* (Home Furnishings)	624	19,650
Terex Corp.* (Machinery-Construction & Mining)	1,170	32,889
The Brink’s Co. (Miscellaneous Manufacturing)	468	13,352
The Cheesecake Factory, Inc. (Retail)	546	17,865
The Cooper Cos., Inc. (Healthcare-Products)	468	43,281
The Corporate Executive Board Co. (Commercial Services)	312	14,808
The Macerich Co. (REIT)	1,404	81,853
The New York Times Co.—Class A* (Media)	1,248	10,645
The Scotts Miracle-Gro Co.—Class A (Household Products/Wares)	390	17,180
The Timken Co. (Metal Fabricate/Hardware)	858	41,038
The Valspar Corp. (Chemicals)	858	53,539
The Warnaco Group, Inc.* (Apparel)	390	27,912
The Wendy’s Co. (Retail)	2,886	13,564
Thor Industries, Inc. (Home Builders)	468	17,517
Thoratec Corp.* (Healthcare-Products)	624	23,412
Tibco Software, Inc.* (Internet)	1,638	36,052
Tidewater, Inc. (Transportation)	546	24,395
Toll Brothers, Inc.* (Home Builders)	1,560	50,435
Tootsie Roll Industries, Inc. (Food)	234	6,065
Towers Watson & Co.—Class A (Commercial Services)	624	35,075
Tractor Supply Co. (Specialty Retail)	702	62,030
Trimble Navigation, Ltd.* (Electronics)	1,326	79,269
Trinity Industries, Inc. (Miscellaneous Manufacturing)	780	27,940
Triumph Group, Inc. (Aerospace/Defense)	546	35,654
Trustmark Corp. (Banks)	702	15,767
Tupperware Corp. (Household Products/Wares)	546	34,999
tw telecom, Inc.* (Telecommunications)	1,560	39,733
UDR, Inc. (REIT)	2,574	61,210
UGI Corp. (Gas)	1,170	38,271
Under Armour, Inc.—Class A* (Apparel)	780	37,854
Unit Corp.* (Oil & Gas)	468	21,083
United Natural Foods, Inc.* (Food)	546	29,260
United Rentals, Inc.* (Commercial Services)	936	42,606
United Therapeutics Corp.* (Biotechnology)	468	25,001
Universal Corp. (Agriculture)	234	11,679
Universal Health Services, Inc.—Class B (Healthcare-Services)	936	45,255
URS Corp. (Engineering & Construction)	780	30,623
UTI Worldwide, Inc. (Transportation)	1,092	14,633
Valassis Communications, Inc. (Commercial Services)	390	10,054
Valley National Bancorp (Banks)	2,028	18,860
Valmont Industries, Inc. (Metal Fabricate/Hardware)	234	31,953
ValueClick, Inc.* (Internet)	702	13,626
VCA Antech, Inc.* (Pharmaceuticals)	936	19,703
Vectren Corp. (Gas)	858	25,225
VeriFone Systems, Inc.* (Software)	1,092	32,411
Vertex Pharmaceuticals, Inc.* (Biotechnology)	2,262	94,868
Vishay Intertechnology, Inc.* (Electronics)	1,326	14,095
W.R. Berkley Corp. (Insurance)	1,170	44,156
Wabtec Corp. (Machinery-Diversified)	468	40,968
Waddell & Reed Financial, Inc.—Class A (Diversified Financial Services)	858	29,876
Washington Federal, Inc. (Savings & Loans)	1,092	18,422
Waste Connections, Inc. (Environmental Control)	1,248	42,170
Watsco, Inc. (Distribution/Wholesale)	312	23,369
Webster Financial Corp. (Banks)	858	17,632
Weingarten Realty Investors (REIT)	1,170	31,321
WellCare Health Plans, Inc.* (Healthcare-Services)	468	22,787
Werner Enterprises, Inc. (Transportation)	468	10,142
Westamerica Bancorp (Banks)	312	13,288
Westar Energy, Inc. (Electric)	1,326	37,950
WEX, Inc.* (Commercial Services)	390	29,394
WGL Holdings, Inc. (Gas)	546	21,398
Williams-Sonoma, Inc. (Specialty Retail)	858	37,555
WMS Industries, Inc.* (Leisure Time)	546	9,555
Woodward, Inc. (Electronics)	624	23,793
World Fuel Services Corp. (Retail)	780	32,113
Worthington Industries, Inc. (Metal Fabricate/Hardware)	546	14,191
Zebra Technologies Corp.—Class A* (Machinery-Diversified)	546	21,447
TOTAL COMMON STOCKS (Cost $7,305,486)		12,333,968

Repurchase Agreements(a)(b) (46.4%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.05%—0.10%, dated 12/31/12, due 1/2/13, total to be received $10,620,026	$10,620,000	$10,620,000
TOTAL REPURCHASE AGREEMENTS (Cost $10,620,000)		10,620,000
TOTAL INVESTMENT SECURITIES (Cost $17,925,486)—100.4%		22,953,968
Net other assets (liabilities)—(0.4)%		(80,507)
NET ASSETS—100.0%		$22,873,461

*                           Non-income producing security

(a)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2012, the aggregate amount held in a segregated account was $3,940,000.

(b)                   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to the financial statements.

138 :: ProFund VP UltraMid-Cap :: Financial Statements

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini S&P MidCap 400 Futures Contracts expiring 3/18/13 (Underlying notional amount at value $4,479,200)	44	$42,543

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the SPDR S&P MidCap 400 ETF	$10,456,110	$108,392
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P MidCap 400	3,046,382	28,957
Equity Index Swap Agreement with UBS AG, based on the SPDR S&P MidCap 400 ETF	8,072,565	83,551
Equity Index Swap Agreement with UBS AG, based on the S&P MidCap 400	7,621,807	75,323
		$296,223

ProFund VP UltraMid-Cap invested in the following industries as of December 31, 2012:

	Value	% of Net Assets
Aerospace/Defense	$150,753	0.7%
Agriculture	11,679	0.1%
Airlines	43,611	0.2%
Apparel	148,177	0.6%
Auto Manufacturers	27,752	0.1%
Banks	446,761	2.0%
Beverages	51,617	0.2%
Biotechnology	295,421	1.3%
Building Materials	145,969	0.6%
Chemicals	358,251	1.6%
Coal	38,019	0.2%
Commercial Services	640,097	2.8%
Commercial Services & Supplies	32,214	0.1%
Computers	304,342	1.3%
Distribution/Wholesale	131,740	0.6%
Diversified Consumer Services	30,161	0.1%
Diversified Financial Services	283,196	1.2%
Electric	372,120	1.5%
Electrical Components & Equipment	238,192	1.0%
Electronics	351,220	1.5%
Engineering & Construction	149,120	0.7%
Entertainment	52,492	0.2%
Environmental Control	85,531	0.4%
Food	278,800	1.2%
Forest Products & Paper	32,573	0.1%
Gas	196,707	0.9%
Hand/Machine Tools	109,067	0.5%
Healthcare-Products	414,352	1.8%
Healthcare-Services	237,953	1.0%
Home Builders	166,372	0.8%
Home Furnishings	19,650	0.1%
Hotels, Restaurants & Leisure	66,992	0.3%
Household Products/Wares	171,896	0.7%
Insurance	557,846	2.4%
Internet	258,481	1.1%
Investment Companies	17,606	0.1%
Iron/Steel	103,658	0.5%
Leisure Time	87,820	0.4%
Machinery-Construction & Mining	32,889	0.1%
Machinery-Diversified	256,140	1.1%
Media	135,606	0.6%
Metal Fabricate/Hardware	104,568	0.4%
Mining	80,389	0.4%
Miscellaneous Manufacturing	295,750	1.2%
Office Furnishings	27,434	0.1%
Oil & Gas	415,855	1.9%
Oil & Gas Services	243,277	1.1%
Packaging & Containers	154,824	0.7%
Pharmaceuticals	92,676	0.4%
Real Estate	53,029	0.3%
REIT	1,164,094	5.1%
Retail	459,371	2.1%
Savings & Loans	114,789	0.5%
Semiconductors	248,630	1.1%
Shipbuilding	23,664	0.1%
Software	426,167	1.8%
Specialty Retail	265,891	1.3%
Telecommunications	192,890	0.9%
Textiles	56,453	0.2%
Transportation	323,438	1.4%
Trucking & Leasing	20,264	0.1%
Water	37,672	0.2%
Other**	10,539,493	46.0%
Total	$22,873,461	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP UltraMid-Cap :: 139

Statement of Assets and Liabilities
December 31, 2012

ASSETS:
Total Investment Securities, at cost	$17,925,486
Securities, at value	12,333,968
Repurchase agreements, at value	10,620,000
Total Investment Securities, at value	22,953,968
Cash	16
Segregated cash balances with brokers	220,787
Dividends and interest receivable	7,814
Unrealized gain on swap agreements	296,223
Receivable for capital shares issued	2,219,037
Receivable for investments sold	2,700
Variation margin on futures contracts	74,013
Prepaid expenses	157
TOTAL ASSETS	25,774,715

LIABILITIES:
Payable for investments purchased	18,938
Payable for capital shares redeemed	2,827,829
Advisory fees payable	10,749
Management services fees payable	1,433
Administration fees payable	793
Administrative services fees payable	6,375
Distribution fees payable	4,942
Trustee fees payable	16
Transfer agency fees payable	2,512
Fund accounting fees payable	1,816
Compliance services fees payable	167
Other accrued expenses	25,684
TOTAL LIABILITIES	2,901,254
NET ASSETS	$22,873,461

NET ASSETS CONSIST OF:
Capital	$29,708,722
Accumulated net realized gains (losses) on investments	(12,202,509)
Net unrealized appreciation (depreciation) on investments	5,367,248
NET ASSETS	$22,873,461

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	727,439

Net Asset Value (offering and redemption price per share)	$31.44

Statement of Operations
For the Year Ended December 31, 2012

INVESTMENT INCOME:
Dividends	$170,572
Interest	8,668
TOTAL INVESTMENT INCOME	179,240

EXPENSES:
Advisory fees	143,905
Management services fees	19,187
Administration fees	9,105
Transfer agency fees	14,318
Administrative services fees	60,816
Distribution fees	47,969
Custody fees	8,199
Fund accounting fees	22,220
Trustee fees	481
Compliance services fees	279
Other fees	27,296
Total Gross Expenses before reductions	353,775
Less Expenses reduced by the Advisor	(31,428)
TOTAL NET EXPENSES	322,347
NET INVESTMENT INCOME (LOSS)	(143,107)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	446,424
Net realized gains (losses) on futures contracts	408,892
Net realized gains (losses) on swap agreements	3,135,898
Change in net unrealized appreciation/depreciation on investments	1,660,828
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	5,652,042

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$5,508,935

See accompanying notes to the financial statements.

140 :: ProFund VP UltraMid-Cap :: Financial Statements

Statements of Changes in Net Assets

	Year Ended December 31, 2012	Year Ended December 31, 2011
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$(143,107)	$(243,160)
Net realized gains (losses) on investments	3,991,214	(211,366)
Change in net unrealized appreciation/depreciation on investments	1,660,828	(3,689,061)
Change in net assets resulting from operations	5,508,935	(4,143,587)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	240,042,480	303,535,485
Value of shares redeemed	(239,303,202)	(325,140,747)
Change in net assets resulting from capital transactions	739,278	(21,605,262)
Change in net assets	6,248,213	(25,748,849)

NET ASSETS:
Beginning of period	16,625,248	42,374,097
End of period	$22,873,461	$16,625,248

SHARE TRANSACTIONS:
Issued	8,341,150	10,810,062
Redeemed	(8,314,469)	(11,651,193)
Change in shares	26,681	(841,131)

See accompanying notes to the financial statements.

Financial Highlights :: ProFund VP UltraMid-Cap :: 141

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008
Net Asset Value, Beginning of Period	$23.72	$27.48	$18.36	$11.08	$34.48

Investment Activities:
Net investment income (loss)(a)	(0.21)	(0.24)	(0.18)	(0.09)	0.01
Net realized and unrealized gains (losses) on investments	7.93	(3.52)	9.30	7.38	(23.09)
Total income (loss) from investment activities	7.72	(3.76)	9.12	7.29	(23.08)

Distributions to Shareholders From:
Net investment income	—	—	—	(0.01)	(0.32)

Net Asset Value, End of Period	$31.44	$23.72	$27.48	$18.36	$11.08

Total Return	32.49%	(13.65)%	49.67%	65.79%	(67.48)%

Ratios to Average Net Assets:
Gross expenses	1.84%	1.81%	1.78%	1.84%	1.77%
Net expenses	1.68%	1.68%	1.68%	1.67%	1.63%
Net investment income (loss)	(0.75)%	(0.87)%	(0.83)%	(0.66)%	0.04%

Supplemental Data:
Net assets, end of period (000’s)	$22,873	$16,625	$42,374	$30,458	$23,062
Portfolio turnover rate(b)	67%	13%	219%	283%	496%

(a)                   Per share net investment income (loss) has been calculated using the average daily shares method.

(b)                   Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

142 :: ProFund VP UltraSmall-Cap :: Management Discussion of Fund Performance

ProFund VP UltraSmall-Cap seeks daily investment results that, before fees and expenses, correspond to twice (2x) the daily performance of the Russell 2000® Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended December 31, 2012, the Fund had a total return of 29.61%. For the same period, the Index had a total return of 16.35%(1) and a volatility of 16.97%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as twice the daily return of the Index. The Index is a measure of small-cap U.S. stock market performance. It is an adjusted market capitalization-weighted index containing approximately 2,000 of the smallest companies in the Russell 3000 Index or approximately 10% of the total market capitalization of the Russell 3000 Index, which in turn represents approximately 98% of the investable U.S. equity market.

During the year ended December 31, 2012, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying reference asset, but included trading spreads that negatively impacted Fund performance during the period. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP UltraSmall-Cap from December 31, 2002 to December 31, 2012, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/12

Fund	One Year	Five Year	Ten Year
ProFund VP UltraSmall-Cap	29.61%	-5.84%	7.77%
Russell 2000 Index	16.35%	3.56%	9.72%

Expense Ratios**

Fund	Gross	Net
ProFund VP UltraSmall-Cap	1.84%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2012. Contractual fee waivers are in effect through April 30, 2013.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	52%
Futures Contracts	20%
Swap Agreements	141%
Total Exposure	213%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Smith Corp.	0.3%
Primerica, Inc.	0.3%
Ocwen Financial Corp.	0.3%
WEX, Inc.	0.3%
Cabela’s, Inc.	0.2%

Russell 2000 Index – Composition

% of Index
Financial	22%
Consumer, Non-cyclical	20%
Consumer, Cyclical	15%
Industrial	15%
Technology	9%
Communications	6%
Energy	6%
Basic Materials	4%
Utilities	3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)                   The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)                   1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP UltraSmall-Cap :: 143

Schedule of Portfolio Investments :: December 31, 2012

Common Stocks (52.0%)

	Shares	Value
3D Systems Corp.* (Computers)	360	$19,206
8x8, Inc.* (Telecommunications)	1,080	7,981
AAR Corp. (Aerospace/Defense)	540	10,087
Abaxis, Inc. (Healthcare-Products)	180	6,678
ABIOMED, Inc.* (Healthcare-Products)	300	4,038
ABM Industries, Inc. (Commercial Services)	780	15,561
Acacia Research Corp.* (Media)	480	12,312
Acadia Healthcare Co., Inc.* (Healthcare-Services)	300	6,999
Acadia Realty Trust (REIT)	420	10,534
Acco Brands Corp.* (Household Products/Wares)	1,320	9,689
Accretive Health, Inc.* (Commercial Services)	660	7,630
Accuray, Inc.* (Healthcare-Products)	840	5,401
Accuride Corp.* (Auto Parts & Equipment)	840	2,696
Achillion Pharmaceuticals, Inc.* (Pharmaceuticals)	660	5,293
ACI Worldwide, Inc.* (Software)	300	13,107
Acorda Therapeutics, Inc.* (Biotechnology)	360	8,950
Actuant Corp.—Class A (Miscellaneous Manufacturing)	720	20,095
Acuity Brands, Inc. (Electrical Components & Equipment)	360	24,383
Acxiom Corp.* (Software)	840	14,666
ADTRAN, Inc. (Telecommunications)	600	11,724
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	420	5,800
Advent Software, Inc.* (Software)	240	5,131
Advisory Board Co.* (Commercial Services)	300	14,037
Aegerion Pharmaceuticals, Inc.* (Biotechnology)	360	9,141
Aegion Corp.* (Engineering & Construction)	300	6,657
Aeropostale, Inc.* (Retail)	720	9,367
Aerovironment, Inc.* (Aerospace/Defense)	300	6,522
AFC Enterprises, Inc.* (Retail)	300	7,839
Affymax, Inc.* (Biotechnology)	420	7,980
Air Methods Corp. (Healthcare-Services)	360	13,280
Aircastle, Ltd. (Trucking & Leasing)	780	9,781
Akorn, Inc.* (Pharmaceuticals)	780	10,421
Alaska Air Group, Inc.* (Airlines)	600	25,855
Albany International Corp.—Class A (Machinery-Diversified)	480	10,886
Align Technology, Inc.* (Healthcare-Products)	600	16,650
Alkermes PLC* (Pharmaceuticals)	1,200	22,223
Allegiant Travel Co. (Airlines)	120	8,809
ALLETE, Inc. (Electric)	540	22,129
Alnylam Pharmaceuticals, Inc.* (Biotechnology)	480	8,761
Alterra Capital Holdings, Ltd. (Insurance)	780	21,988
Altra Holdings, Inc. (Machinery-Diversified)	300	6,615
AMCOL International Corp. (Mining)	180	5,522
Amedisys, Inc.* (Healthcare-Services)	360	4,057
American Assets Trust, Inc. (REIT)	540	15,082
American Axle & Manufacturing Holdings, Inc.* (Auto Parts & Equipment)	660	7,392
American Equity Investment Life Holding Co. (Insurance)	1,200	14,652
American Greetings Corp.—Class A (Household Products/Wares)	360	6,080
American Public Education, Inc.* (Commercial Services)	180	6,500
American Realty Capital Trust, Inc. (Investment Companies)	1,260	14,552
American Science & Engineering, Inc. (Electronics)	120	7,825
American States Water Co. (Water)	240	11,515
American Vanguard Corp. (Chemicals)	360	11,185
Ameristar Casinos, Inc. (Lodging)	300	7,872
Amkor Technology, Inc.* (Semiconductors)	1,080	4,590
AmSurg Corp.* (Healthcare-Services)	240	7,202
AmTrust Financial Services, Inc. (Insurance)	360	10,328
Analogic Corp. (Electronics)	120	8,916
Angie’s List, Inc.* (Internet)	540	6,475
Anixter International, Inc. (Telecommunications)	240	15,355
ANN, Inc.* (Retail)	480	16,243
Annie’s, Inc.* (Food)	120	4,012
Antares Pharma, Inc.* (Pharmaceuticals)	1,380	5,258
Anworth Mortgage Asset Corp. (REIT)	1,080	6,242
Apogee Enterprises, Inc. (Building Materials)	420	10,067
Apollo Investment Corp. (Investment Companies)	1,560	13,042
Applied Industrial Technologies, Inc. (Machinery-Diversified)	480	20,165
Applied Micro Circuits Corp.* (Semiconductors)	960	8,064
Approach Resources, Inc.* (Oil & Gas)	300	7,503
Arabian American Development Co.* (Oil & Gas)	420	3,490
Arbitron, Inc. (Commercial Services)	180	8,402
Arch Coal, Inc. (Coal)	1,740	12,737
Arctic Cat, Inc.* (Leisure Time)	120	4,007
Arena Pharmaceuticals, Inc.* (Biotechnology)	1,320	11,906
Argo Group International Holdings, Ltd. (Insurance)	240	8,062
Arkansas Best Corp. (Transportation)	420	4,011
Arlington Asset Investment Corp.—Class A (Investment Companies)	300	6,231
Array BioPharma, Inc.* (Pharmaceuticals)	1,440	5,357
Arris Group, Inc.* (Telecommunications)	1,320	19,722
ArthroCare Corp.* (Healthcare-Products)	240	8,302
Aruba Networks, Inc.* (Telecommunications)	900	18,676
Asbury Automotive Group, Inc.* (Retail)	300	9,609
Ashford Hospitality Trust (REIT)	720	7,567
Aspen Technology, Inc.* (Software)	840	23,218
Assisted Living Concepts, Inc.—Class A (Healthcare-Services)	360	3,510
Associated Estates Realty Corp. (REIT)	720	11,606
Astec Industries, Inc. (Machinery-Construction & Mining)	240	7,999
Astex Pharmaceuticals, Inc.* (Biotechnology)	2,580	7,508
Astoria Financial Corp. (Savings & Loans)	1,140	10,671
athenahealth, Inc.* (Software)	240	17,628
Atlantic Power Corp. (Electric)	840	9,601
Atlantic Tele-Network, Inc. (Telecommunications)	180	6,608
Atlas Air Worldwide Holdings, Inc.* (Transportation)	240	10,634
ATMI, Inc.* (Semiconductors)	300	6,264
Auxilium Pharmaceuticals, Inc.* (Pharmaceuticals)	360	6,671
AVANIR Pharmaceuticals, Inc.—Class A* (Pharmaceuticals)	1,920	5,050
Aveo Phamaceuticals, Inc.* (Biotechnology)	480	3,864
Avis Budget Group, Inc.* (Commercial Services)	900	17,838
Avista Corp. (Electric)	540	13,019
B&G Foods, Inc.—Class A (Food)	480	13,589
Badger Meter, Inc. (Electronics)	120	5,689

See accompanying notes to the financial statements.

144 :: ProFund VP UltraSmall-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Balchem Corp. (Chemicals)	240	$8,736
Banco Latinoamericano de Comercio Exterior, S.A.—Class E (Banks)	300	6,468
BancorpSouth, Inc. (Banks)	1,140	16,576
Bank of the Ozarks, Inc. (Banks)	300	10,041
Bankrate, Inc.* (Internet)	600	7,470
Banner Corp. (Banks)	240	7,375
Barnes & Noble, Inc.* (Retail)	300	4,527
Barnes Group, Inc. (Miscellaneous Manufacturing)	540	12,128
BBCN Bancorp, Inc. (Banks)	1,140	13,189
Beacon Roofing Supply, Inc.* (Distribution/Wholesale)	360	11,981
bebe Stores, Inc. (Retail)	960	3,830
Belden, Inc. (Electrical Components & Equipment)	420	18,896
Benchmark Electronics, Inc.* (Electronics)	840	13,961
Berry Petroleum Co.—Class A (Oil & Gas)	480	16,104
BGC Partners, Inc.—Class A (Diversified Financial Services)	1,020	3,529
Bill Barrett Corp.* (Oil & Gas)	480	8,539
Bio-Reference Laboratories, Inc.* (Healthcare-Services)	240	6,886
BioScrip, Inc.* (Pharmaceuticals)	660	7,108
BJ’s Restaurants, Inc.* (Retail)	180	5,922
Black Box Corp. (Telecommunications)	180	4,381
Black Hills Corp. (Electric)	720	26,166
Blackbaud, Inc. (Software)	300	6,849
BlackRock Kelso Capital Corp. (Investment Companies)	600	6,036
Blount International, Inc.* (Miscellaneous Manufacturing)	780	12,340
Blucora, Inc.* (Internet)	360	5,656
Blyth, Inc. (Household Products/Wares)	120	1,866
Bob Evans Farms, Inc. (Retail)	180	7,236
Boise, Inc. (Forest Products & Paper)	840	6,678
Boston Beer Co., Inc.—Class A* (Beverages)	60	8,067
Boston Private Financial Holdings, Inc. (Banks)	660	5,947
Bottomline Technologies, Inc.* (Software)	420	11,084
Boyd Gaming Corp.* (Lodging)	840	5,578
Brady Corp.—Class A (Electronics)	600	20,041
Bridgepoint Education, Inc.* (Commercial Services)	420	4,326
Briggs & Stratton Corp. (Machinery-Diversified)	720	15,178
Bristow Group, Inc. (Transportation)	300	16,098
BroadSoft, Inc.* (Internet)	240	8,719
Brookline Bancorp, Inc. (Savings & Loans)	900	7,650
Brooks Automation, Inc. (Semiconductors)	600	4,830
Brown Shoe Co., Inc. (Retail)	480	8,818
Brunswick Corp. (Leisure Time)	660	19,199
Buckeye Technologies, Inc. (Forest Products & Paper)	300	8,613
Buffalo Wild Wings, Inc.* (Retail)	180	13,108
C&J Energy Services, Inc.* (Oil & Gas Services)	480	10,291
Cabela’s, Inc.* (Retail)	480	20,039
Cabot Microelectronics Corp. (Semiconductors)	240	8,522
CACI International, Inc.—Class A* (Computers)	240	13,207
Cadence Pharmaceuticals, Inc.* (Pharmaceuticals)	1,260	6,035
Caesars Entertainment Corp.* (Lodging)	480	3,322
Calgon Carbon Corp.* (Environmental Control)	780	11,060
California Water Service Group (Water)	720	13,212
Calix, Inc.* (Telecommunications)	540	4,153
Callaway Golf Co. (Leisure Time)	720	4,680
Cal-Maine Foods, Inc. (Food)	120	4,826
Cambrex Corp.* (Biotechnology)	540	6,145
Campus Crest Communities, Inc. (REIT)	600	7,356
Cantel Medical Corp. (Healthcare-Products)	240	7,135
Capstead Mortgage Corp. (REIT)	900	10,323
Cardtronics, Inc.* (Commercial Services)	360	8,546
Career Education Corp.* (Commercial Services)	1,020	3,590
Carrizo Oil & Gas, Inc.* (Oil & Gas)	360	7,531
Casey’s General Stores, Inc. (Retail)	360	19,116
Cash America International, Inc. (Retail)	300	11,900
Cathay Bancorp, Inc. (Banks)	1,320	25,739
Cavium, Inc.* (Semiconductors)	480	14,982
Cbeyond, Inc.* (Telecommunications)	720	6,509
CBIZ, Inc.* (Commercial Services)	780	4,610
CEC Entertainment, Inc. (Retail)	180	5,974
Cedar Realty Trust, Inc. (REIT)	1,140	6,019
Centene Corp.* (Healthcare-Services)	420	17,220
Central Garden & Pet Co.—Class A* (Household Products/Wares)	720	7,524
Central Pacific Financial Corp.* (Banks)	540	8,419
Century Aluminum Co.* (Mining)	960	8,410
Cepheid, Inc.* (Healthcare-Products)	600	20,287
CEVA, Inc.* (Semiconductors)	300	4,725
CH Energy Group, Inc. (Electric)	120	7,826
Chart Industries, Inc.* (Machinery-Diversified)	240	16,001
Checkpoint Systems, Inc.* (Electronics)	600	6,444
Chemed Corp. (Commercial Services)	120	8,231
Chemtura Corp.* (Chemicals)	960	20,410
Chesapeake Lodging Trust (REIT)	360	7,517
CIBER, Inc.* (Computers)	1,020	3,407
Ciena Corp.* (Telecommunications)	720	11,304
Cincinnati Bell, Inc.* (Telecommunications)	1,500	8,220
CIRCOR International, Inc. (Metal Fabricate/ Hardware)	240	9,502
Cirrus Logic, Inc.* (Semiconductors)	480	13,906
Citizens Republic Bancorp, Inc.* (Banks)	600	11,382
City Holding Co. (Banks)	120	4,182
Clarcor, Inc. (Miscellaneous Manufacturing)	480	22,934
Clayton Williams Energy, Inc.* (Oil & Gas)	180	7,200
Clean Energy Fuels Corp.* (Energy-Alternate Sources)	600	7,470
Clearwater Paper Corp.* (Forest Products & Paper)	180	7,049
Cleco Corp. (Electric)	480	19,205
Cloud Peak Energy, Inc.* (Coal)	660	12,758
Clovis Oncology, Inc.* (Pharmaceuticals)	180	2,880
CNO Financial Group, Inc. (Insurance)	1,920	17,914
Coeur d’Alene Mines Corp.* (Mining)	900	22,140
Cogent Communications Group, Inc. (Internet)	420	9,509
Cognex Corp. (Machinery-Diversified)	420	15,464
Cohen & Steers, Inc. (Diversified Financial Services)	180	5,485
Coherent, Inc. (Electronics)	240	12,149
Coinstar, Inc.* (Retail)	240	12,482
Colonial Properties Trust (REIT)	720	15,386
Colony Financial, Inc. (REIT)	840	16,380
Columbia Banking System, Inc. (Banks)	540	9,688
Columbia Sportswear Co. (Apparel)	180	9,605
Community Bank System, Inc. (Banks)	600	16,416
Community Trust Bancorp, Inc. (Banks)	120	3,934
CommVault Systems, Inc.* (Software)	360	25,097
comScore, Inc.* (Internet)	360	4,961
Comstock Resources, Inc.* (Oil & Gas)	480	7,262
Comverse Technology, Inc. (Telecommunications)	1,920	7,373
Conceptus, Inc.* (Healthcare-Products)	240	5,042

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP UltraSmall-Cap :: 145

Common Stocks, continued

	Shares	Value
CONMED Corp. (Healthcare-Products)	240	$6,708
Consolidated Communications Holdings, Inc. (Telecommunications)	540	8,597
Constant Contact, Inc.* (Internet)	240	3,410
Convergys Corp. (Commercial Services)	1,320	21,661
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	540	13,694
Cornerstone OnDemand, Inc.* (Software)	420	12,403
CoStar Group, Inc.* (Commercial Services)	180	16,086
Cousins Properties, Inc. (REIT)	900	7,515
Cracker Barrel Old Country Store, Inc. (Retail)	180	11,567
Cray, Inc.* (Computers)	420	6,699
Credit Acceptance Corp.* (Diversified Financial Services)	60	6,101
CreXus Investment Corp. (REIT)	960	11,760
Crocs, Inc.* (Apparel)	780	11,224
CSG Systems International, Inc.* (Software)	480	8,726
CubeSmart (REIT)	960	13,987
Cubic Corp. (Aerospace/Defense)	240	11,513
Cubist Pharmaceuticals, Inc.* (Biotechnology)	540	22,713
Curis, Inc.* (Biotechnology)	1,080	3,704
Curtiss-Wright Corp. (Aerospace/Defense)	480	15,758
CVB Financial Corp. (Banks)	1,200	12,480
CVR Energy, Inc.* (Oil & Gas)	240	11,710
Cyberonics, Inc.* (Healthcare-Products)	180	9,455
Cymer, Inc.* (Electronics)	240	21,703
Dana Holding Corp. (Auto Parts & Equipment)	960	14,986
Darling International, Inc.* (Environmental Control)	1,260	20,210
DCT Industrial Trust, Inc. (REIT)	1,440	9,346
DealerTrack Holdings, Inc.* (Internet)	360	10,339
Delek US Holdings, Inc. (Oil & Gas)	300	7,596
Deltic Timber Corp. (Forest Products & Paper)	60	4,237
Deluxe Corp. (Commercial Services)	720	23,213
Demand Media, Inc.* (Media)	660	6,131
Dendreon Corp.* (Biotechnology)	1,320	6,970
DepoMed, Inc.* (Pharmaceuticals)	1,020	6,314
Dexcom, Inc.* (Healthcare-Products)	660	8,983
DFC Global Corp.* (Commercial Services)	540	9,995
DiamondRock Hospitality Co. (REIT)	1,560	14,040
Dice Holdings, Inc.* (Internet)	600	5,508
Digital River, Inc.* (Internet)	480	6,907
DigitalGlobe, Inc.* (Telecommunications)	420	10,265
Dime Community Bancshares, Inc. (Savings & Loans)	360	5,000
DineEquity, Inc.* (Retail)	120	8,040
Diodes, Inc.* (Semiconductors)	600	10,410
Dole Food Co., Inc.* (Food)	720	8,258
Domino’s Pizza, Inc. (Retail)	540	23,518
Dorman Products, Inc. (Auto Parts & Equipment)	300	10,602
Douglas Dynamics, Inc. (Auto Parts & Equipment)	480	6,907
Dril-Quip, Inc.* (Oil & Gas Services)	300	21,916
Duff & Phelps Corp.—Class A (Diversified Financial Services)	360	5,623
DuPont Fabros Technology, Inc. (REIT)	660	15,946
DXP Enterprises, Inc.* (Machinery-Diversified)	120	5,888
Dycom Industries, Inc.* (Engineering & Construction)	420	8,316
Dynavax Technologies Corp.* (Biotechnology)	1,800	5,148
Dynex Capital, Inc. (REIT)	780	7,363
E.W. Scripps Co.* (Media)	540	5,837
Eagle Materials, Inc. (Building Materials)	360	21,060
EarthLink, Inc. (Internet)	960	6,202
EastGroup Properties, Inc. (REIT)	300	16,143
Ebix, Inc. (Software)	420	6,749
Echo Global Logistics, Inc.* (Transportation)	300	5,391
Education Realty Trust, Inc. (REIT)	900	9,576
El Paso Electric Co. (Electric)	720	22,975
Electronics for Imaging, Inc.* (Computers)	480	9,115
Elizabeth Arden, Inc.* (Cosmetics/Personal Care)	300	13,503
Ellie Mae, Inc.* (Diversified Financial Services)	300	8,325
EMCOR Group, Inc. (Engineering & Construction)	660	22,842
Emergent Biosolutions, Inc.* (Biotechnology)	420	6,737
Empire District Electric Co. (Electric)	720	14,674
Employers Holdings, Inc. (Insurance)	360	7,409
Emulex Corp.* (Semiconductors)	1,020	7,446
Encore Capital Group, Inc.* (Diversified Financial Services)	300	9,186
Encore Wire Corp. (Electrical Components & Equipment)	240	7,274
Endologix, Inc.* (Healthcare-Products)	540	7,690
Energy XXI (Bermuda), Ltd. (Oil & Gas)	480	15,451
EnerSys* (Electrical Components & Equipment)	420	15,805
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	180	7,362
Entegris, Inc.* (Semiconductors)	1,440	13,219
Entropic Communications, Inc.* (Semiconductors)	1,080	5,713
Enzon Pharmaceuticals, Inc. (Biotechnology)	900	3,987
EPL Oil & Gas, Inc.* (Oil & Gas)	360	8,118
EPR Properties (REIT)	540	24,899
Equity One, Inc. (REIT)	960	20,169
ESCO Technologies, Inc. (Miscellaneous Manufacturing)	180	6,734
Esterline Technologies Corp.* (Aerospace/ Defense)	240	15,266
Ethan Allen Interiors, Inc. (Home Furnishings)	240	6,170
Euronet Worldwide, Inc.* (Commercial Services)	600	14,160
EverBank Financial Corp. (Savings & Loans)	840	12,524
Evercore Partners, Inc.—Class A (Diversified Financial Services)	420	12,680
Exact Sciences Corp.* (Biotechnology)	660	6,989
ExactTarget, Inc.* (Internet)	360	7,200
ExamWorks Group, Inc.* (Commercial Services)	420	5,876
Exelixis, Inc.* (Biotechnology)	1,260	5,758
Exlservice Holdings, Inc.* (Commercial Services)	360	9,540
Exponent, Inc.* (Engineering & Construction)	120	6,700
Express, Inc.* (Retail)	780	11,770
Exterran Holdings, Inc.* (Oil & Gas Services)	660	14,467
Extreme Networks, Inc.* (Telecommunications)	1,380	5,023
EZCORP, Inc.—Class A* (Retail)	360	7,150
F.N.B. Corp. (Banks)	1,680	17,842
Fabrinet* (Miscellaneous Manufacturing)	360	4,730
Fair Isaac Corp. (Software)	240	10,087
FARO Technologies, Inc.* (Electronics)	120	4,282
FBL Financial Group, Inc.—Class A (Insurance)	240	8,210
Federal Signal Corp.* (Miscellaneous Manufacturing)	780	5,936
Federal-Mogul Corp.* (Auto Parts & Equipment)	600	4,812
FEI Co. (Electronics)	300	16,638
FelCor Lodging Trust, Inc.* (REIT)	1,020	4,763
Ferro Corp.* (Chemicals)	1,080	4,514
Fifth & Pacific Cos., Inc.* (Retail)	840	10,458
Fifth Street Finance Corp. (Investment Companies)	780	8,128
Financial Engines, Inc.* (Diversified Financial Services)	360	9,990
Finisar Corp.* (Telecommunications)	780	12,715
First American Financial Corp. (Insurance)	1,140	27,463
First BanCorp.* (Banks)	1,740	7,969

See accompanying notes to the financial statements.

146 :: ProFund VP UltraSmall-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
First Cash Financial Services, Inc.* (Retail)	180	$8,932
First Commonwealth Financial Corp. (Banks)	1,320	9,002
First Financial Bancorp (Banks)	600	8,772
First Financial Bankshares, Inc. (Banks)	240	9,362
First Industrial Realty Trust, Inc.* (REIT)	960	13,517
First Midwest Bancorp, Inc. (Banks)	900	11,268
First Potomac Realty Trust (REIT)	780	9,641
First Solar, Inc.* (Energy-Alternate Sources)	600	18,528
FirstMerit Corp. (Banks)	1,080	15,325
Flotek Industries, Inc.* (Oil & Gas Services)	540	6,588
Forest Oil Corp.* (Oil & Gas)	1,320	8,831
FormFactor, Inc.* (Semiconductors)	660	3,010
Forum Energy Technologies, Inc.* (Oil & Gas Services)	540	13,365
Forward Air Corp. (Transportation)	180	6,302
Francesca’s Holdings Corp.* (Retail)	300	7,788
Franklin Street Properties Corp. (REIT)	660	8,125
Fred’s, Inc. (Retail)	360	4,792
Fresh Del Monte Produce, Inc. (Food)	600	15,810
FTI Consulting, Inc.* (Commercial Services)	480	15,840
Fuller (H.B.) Co. (Chemicals)	600	20,892
GasLog, Ltd. (Transportation)	600	7,458
Generac Holdings, Inc. (Electrical Components & Equipment)	360	12,351
Genesco, Inc.* (Retail)	240	13,200
Genesee & Wyoming, Inc.—Class A* (Transportation)	360	27,389
Genomic Health, Inc.* (Healthcare-Products)	240	6,542
GeoEye, Inc.* (Telecommunications)	420	12,907
Georgia Gulf Corp. (Chemicals)	300	12,384
Getty Realty Corp. (REIT)	360	6,502
Glacier Bancorp, Inc. (Banks)	720	10,591
Glatfelter (Forest Products & Paper)	840	14,683
Glimcher Realty Trust (REIT)	1,080	11,977
Global Cash Access Holdings, Inc.* (Commercial Services)	840	6,586
Global Power Equipment Group, Inc. (Machinery-Diversified)	240	4,116
Globe Specialty Metals, Inc. (Mining)	660	9,075
Glu Mobile, Inc.* (Software)	960	2,198
Gold Resource Corp. (Mining)	300	4,623
Government Properties Income Trust (REIT)	540	12,944
GP Strategies Corp.* (Miscellaneous Manufacturing)	240	4,956
Grand Canyon Education, Inc.* (Commercial Services)	540	12,674
Granite Construction, Inc. (Engineering & Construction)	480	16,138
Graphic Packaging Holding Co.* (Packaging & Containers)	1,380	8,915
Great Lakes Dredge & Dock Co. (Commercial Services)	720	6,430
Greatbatch, Inc.* (Healthcare-Products)	480	11,155
Green Dot Corp.—Class A* (Commercial Services)	360	4,392
Greenhill & Co., Inc. (Diversified Financial Services)	360	18,716
Group 1 Automotive, Inc. (Retail)	240	14,878
GSI Group, Inc.* (Electronics)	420	3,637
GT Advanced Technologies, Inc.* (Semiconductors)	1,080	3,262
Guidewire Software, Inc.* (Software)	240	7,133
GulfMark Offshore, Inc.—Class A (Transportation)	240	8,268
Gulfport Energy Corp.* (Oil & Gas)	480	18,346
H&E Equipment Services, Inc. (Commercial Services)	360	5,425
Haemonetics Corp.* (Healthcare-Products)	480	19,603
Halcon Resources Corp.* (Oil & Gas)	1,140	7,889
Halozyme Therapeutics, Inc.* (Biotechnology)	840	5,636
Hancock Holding Co. (Banks)	780	24,757
Hanger Orthopedic Group, Inc.* (Healthcare-Products)	420	11,491
Harbinger Group, Inc.* (Holding Companies-Diversified)	900	6,921
Harmonic, Inc.* (Telecommunications)	1,620	8,213
Harris Teeter Supermarkets, Inc. (Food)	480	18,510
Harvest Natural Resources, Inc.* (Oil & Gas)	720	6,530
Hawaiian Telcom Holdco, Inc.* (Telecommunications)	300	5,850
Headwaters, Inc.* (Energy-Alternate Sources)	900	7,704
Healthcare Realty Trust, Inc. (REIT)	660	15,847
Healthcare Services Group, Inc. (Commercial Services)	900	20,907
HEALTHSOUTH Corp.* (Healthcare-Services)	960	20,266
HealthStream, Inc.* (Internet)	180	4,376
Heartland Express, Inc. (Transportation)	900	11,763
Heartland Payment Systems, Inc. (Commercial Services)	480	14,160
HeartWare International, Inc.* (Healthcare-Products)	120	10,074
Hecla Mining Co. (Mining)	2,640	15,391
HEICO Corp. (Aerospace/Defense)	480	21,486
Helen of Troy, Ltd.* (Household Products/Wares)	240	8,014
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	1,020	21,053
Hercules Offshore, Inc.* (Oil & Gas)	2,220	13,720
Hercules Technology Growth Capital, Inc. (Private Equity)	540	6,010
Herman Miller, Inc. (Office Furnishings)	600	12,852
Hersha Hospitality Trust (REIT)	1,380	6,900
Hexcel Corp.* (Miscellaneous Manufacturing)	900	24,264
HFF, Inc.—Class A (Real Estate)	360	5,364
Hibbett Sports, Inc.* (Retail)	180	9,486
Higher One Holdings, Inc.* (Diversified Financial Services)	480	5,059
Highwoods Properties, Inc. (REIT)	540	18,063
Hillenbrand, Inc. (Commercial Services)	960	21,707
Hilltop Holdings, Inc.* (Insurance)	480	6,499
Hittite Microwave Corp.* (Semiconductors)	240	14,904
HMS Holdings Corp.* (Commercial Services)	780	20,217
HNI Corp. (Office Furnishings)	360	10,822
Home Bancshares, Inc. (Banks)	180	5,944
Horace Mann Educators Corp. (Insurance)	600	11,976
Hornbeck Offshore Services, Inc.* (Oil & Gas Services)	300	10,302
HSN, Inc. (Retail)	360	19,829
Hub Group, Inc.—Class A* (Transportation)	360	12,096
Hudson Pacific Properties, Inc. (REIT)	660	13,900
Huron Consulting Group, Inc.* (Commercial Services)	240	8,086
IBERIABANK Corp. (Banks)	360	17,683
ICF International, Inc.* (Commercial Services)	240	5,626
Iconix Brand Group, Inc.* (Apparel)	600	13,392
ICU Medical, Inc.* (Healthcare-Products)	180	10,967
IDACORP, Inc. (Electric)	480	20,808
Idenix Pharmaceuticals, Inc.* (Pharmaceuticals)	780	3,783
iGATE Corp.* (Computers)	300	4,731
II-VI, Inc.* (Electronics)	660	12,058
ImmunoGen, Inc.* (Biotechnology)	720	9,180

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP UltraSmall-Cap :: 147

Common Stocks, continued

	Shares	Value
Impax Laboratories, Inc.* (Pharmaceuticals)	720	$14,752
Imperva, Inc.* (Software)	240	7,567
Infinera Corp.* (Telecommunications)	1,440	8,366
Infoblox, Inc.* (Software)	240	4,313
Inland Real Estate Corp. (REIT)	1,140	9,553
InnerWorkings, Inc.* (Software)	480	6,614
Innophos Holdings, Inc. (Chemicals)	180	8,370
Innospec, Inc. (Chemicals)	240	8,278
Insight Enterprises, Inc.* (Computers)	360	6,253
Insperity, Inc. (Commercial Services)	360	11,722
Insulet Corp.* (Healthcare-Products)	480	10,185
Integra LifeSciences Holdings Corp.* (Healthcare-Products)	180	7,015
Integrated Device Technology, Inc.* (Semiconductors)	1,320	9,636
InterDigital, Inc. (Telecommunications)	420	17,262
Interface, Inc. (Office Furnishings)	840	13,507
Intermec, Inc.* (Machinery-Diversified)	960	9,466
InterMune, Inc.* (Biotechnology)	660	6,395
International Bancshares Corp. (Banks)	540	9,747
International Rectifier Corp.* (Semiconductors)	1,080	19,148
International Speedway Corp.—Class A (Entertainment)	420	11,600
Intersections, Inc. (Commercial Services)	300	2,844
Intersil Corp.—Class A (Semiconductors)	1,380	11,440
Interval Leisure Group, Inc. (Leisure Time)	360	6,980
Intralinks Holdings, Inc.* (Internet)	1,080	6,664
Invacare Corp. (Healthcare-Products)	480	7,824
InvenSense, Inc.* (Electronics)	420	4,666
Invesco Mortgage Capital, Inc. (REIT)	1,020	20,104
Investment Technology Group, Inc.* (Diversified Financial Services)	720	6,480
Investors Bancorp, Inc. (Savings & Loans)	1,020	18,136
ION Geophysical Corp.* (Oil & Gas Services)	1,140	7,421
IPC The Hospitalist Co.* (Healthcare-Services)	180	7,148
Iridium Communications, Inc.* (Telecommunications)	780	5,257
iRobot Corp.* (Machinery-Diversified)	240	4,498
Ironwood Pharmaceuticals, Inc.* (Pharmaceuticals)	780	8,650
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	1,140	11,924
Ixia* (Telecommunications)	480	8,150
J & J Snack Foods Corp. (Food)	120	7,673
j2 Global, Inc. (Computers)	600	18,348
Jack in the Box, Inc.* (Retail)	480	13,728
JAKKS Pacific, Inc. (Toys/Games/Hobbies)	660	8,263
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	360	19,152
JetBlue Airways Corp.* (Airlines)	1,740	9,935
Jive Software, Inc.* (Software)	240	3,487
Jos. A. Bank Clothiers, Inc.* (Retail)	180	7,664
K12, Inc.* (Commercial Services)	300	6,132
Kaiser Aluminum Corp. (Mining)	120	7,403
Kaman Corp. (Aerospace/Defense)	180	6,624
KapStone Paper & Packaging Corp. (Forest Products & Paper)	540	11,983
Kaydon Corp. (Metal Fabricate/Hardware)	540	12,922
KB Home (Home Builders)	540	8,532
KBW, Inc. (Diversified Financial Services)	540	8,262
Kennedy-Wilson Holdings, Inc. (Real Estate)	600	8,388
Key Energy Services, Inc.* (Oil & Gas Services)	1,500	10,425
Keynote Systems, Inc. (Internet)	360	5,072
Knight Capital Group, Inc.—Class A* (Diversified Financial Services)	1,140	4,001
Knight Transportation, Inc. (Transportation)	1,140	16,678
Knoll, Inc. (Office Furnishings)	660	10,138
Kodiak Oil & Gas Corp.* (Oil & Gas)	1,980	17,523
Koppers Holdings, Inc. (Miscellaneous Manufacturing)	180	6,867
Korn/Ferry International* (Commercial Services)	720	11,419
Kraton Performance Polymers, Inc.* (Chemicals)	360	8,651
Krispy Kreme Doughnuts, Inc.* (Retail)	960	9,005
Laclede Group, Inc. (Gas)	240	9,266
Lakeland Bancorp, Inc. (Banks)	360	3,665
Lancaster Colony Corp. (Food)	120	8,303
LaSalle Hotel Properties (REIT)	780	19,804
Lattice Semiconductor Corp.* (Semiconductors)	1,380	5,506
La-Z-Boy, Inc. (Home Furnishings)	600	8,490
Leap Wireless International, Inc.* (Telecommunications)	660	4,389
LeapFrog Enterprises, Inc.* (Toys/Games/ Hobbies)	660	5,696
Lexicon Pharmaceuticals, Inc.* (Biotechnology)	3,360	7,459
Lexington Realty Trust (REIT)	1,140	11,913
Life Time Fitness, Inc.* (Leisure Time)	360	17,716
Ligand Phamaceuticals, Inc.—Class B* (Biotechnology)	300	6,222
Lindsay Manufacturing Co. (Machinery-Diversified)	180	14,422
Lions Gate Entertainment Corp.* (Entertainment)	720	11,808
Liquidity Services, Inc.* (Internet)	240	9,806
Lithia Motors, Inc.—Class A (Retail)	240	8,981
Littelfuse, Inc. (Electrical Components & Equipment)	180	11,108
Live Nation, Inc.* (Commercial Services)	1,200	11,172
LivePerson, Inc.* (Computers)	540	7,096
LogMeIn, Inc.* (Telecommunications)	240	5,378
Loral Space & Communications, Inc. (Telecommunications)	120	6,559
Louisiana-Pacific Corp.* (Building Materials)	960	18,547
LSB Industries, Inc.* (Miscellaneous Manufacturing)	240	8,501
LTC Properties, Inc. (REIT)	240	8,446
LTX-Credence Corp.* (Semiconductors)	720	4,723
Lufkin Industries, Inc. (Oil & Gas Services)	240	13,951
Lumber Liquidators Holdings, Inc.* (Retail)	240	12,679
Luminex Corp.* (Healthcare-Products)	300	5,028
M.D.C. Holdings, Inc. (Home Builders)	240	8,822
Magellan Health Services, Inc.* (Healthcare-Services)	240	11,760
magicJack VocalTec, Ltd.* (Internet)	240	4,370
Magnum Hunter Resources Corp.* (Oil & Gas)	1,800	7,182
Main Street Capital Corp. (Investment Companies)	360	10,984
MAKO Surgical Corp.* (Healthcare-Products)	300	3,861
Manhattan Associates, Inc.* (Computers)	180	10,861
MannKind Corp.* (Pharmaceuticals)	2,220	5,128
ManTech International Corp.—Class A (Software)	300	7,782
MAP Pharmaceuticals, Inc.* (Pharmaceuticals)	360	5,656
MarketAxess Holdings, Inc. (Diversified Financial Services)	420	14,826
Marriott Vacations Worldwide Corp.* (Entertainment)	300	12,501
Masimo Corp. (Healthcare-Products)	600	12,606
MasTec, Inc.* (Engineering & Construction)	780	19,445
Matthews International Corp.—Class A (Miscellaneous Manufacturing)	240	7,704
MAXIMUS, Inc. (Commercial Services)	360	22,759
MB Financial, Inc. (Banks)	420	8,295
McEwen Mining, Inc.* (Mining)	2,760	10,571

See accompanying notes to the financial statements.

148 :: ProFund VP UltraSmall-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
McGrath Rentcorp (Commercial Services)	240	$6,965
McMoRan Exploration Co.* (Oil & Gas)	900	14,445
Meadowbrook Insurance Group, Inc. (Insurance)	540	3,121
Measurement Specialties, Inc.* (Electronics)	180	6,185
MedAssets, Inc.* (Software)	600	10,062
Medical Properties Trust, Inc. (REIT)	1,140	13,634
Medidata Solutions, Inc.* (Software)	180	7,054
Medley Capital Corp. (Private Equity)	600	8,736
MEMC Electronic Materials, Inc.* (Semiconductors)	2,100	6,741
Mentor Graphics Corp.* (Computers)	780	13,276
Meredith Corp. (Media)	420	14,469
Meridian Bioscience, Inc. (Healthcare-Products)	300	6,075
Merit Medical Systems, Inc.* (Healthcare-Products)	600	8,340
Meritage Homes Corp.* (Home Builders)	240	8,964
Meritor, Inc.* (Auto Parts & Equipment)	1,020	4,825
MetroCorp Bancshares, Inc.* (Banks)	540	5,935
MGIC Investment Corp.* (Insurance)	2,940	7,820
Micrel, Inc. (Semiconductors)	660	6,270
Microsemi Corp.* (Semiconductors)	660	13,886
MicroStrategy, Inc.—Class A* (Software)	60	5,603
Millennial Media, Inc.* (Advertising)	360	4,511
Mine Safety Appliances Co. (Environmental Control)	300	12,813
Minerals Technologies, Inc. (Chemicals)	240	9,581
MIPS Technologies, Inc.* (Semiconductors)	720	5,630
Mistras Group, Inc.* (Engineering & Construction)	240	5,926
MKS Instruments, Inc. (Semiconductors)	360	9,281
Mobile Mini, Inc.* (Storage/Warehousing)	540	11,248
Molina Healthcare, Inc.* (Healthcare-Services)	240	6,494
Momenta Pharmaceuticals, Inc.* (Biotechnology)	540	6,361
Monmouth Real Estate Investment Corp.—Class A (REIT)	600	6,216
Monolithic Power Systems, Inc. (Semiconductors)	300	6,684
Monotype Imaging Holdings, Inc. (Software)	300	4,794
Monro Muffler Brake, Inc. (Commercial Services)	300	10,491
Monster Worldwide, Inc.* (Commercial Services)	1,140	6,407
Montpelier Re Holdings, Ltd. (Insurance)	780	17,831
Moog, Inc.—Class A* (Aerospace/Defense)	240	9,847
Move, Inc.* (Internet)	1	6
MTS Systems Corp. (Computers)	120	6,112
Mueller Industries, Inc. (Metal Fabricate/ Hardware)	360	18,010
Mueller Water Products, Inc.—Class A (Metal Fabricate/Hardware)	1,680	9,425
Multi-Color Corp. (Commercial Services)	240	5,758
Multimedia Games Holding Co., Inc.* (Entertainment)	360	5,296
MVC Capital, Inc. (Investment Companies)	360	4,374
MWI Veterinary Supply, Inc.* (Distribution/ Wholesale)	60	6,600
Myers Industries, Inc. (Miscellaneous Manufacturing)	300	4,545
MYR Group, Inc.* (Engineering & Construction)	300	6,675
Nanometrics, Inc.* (Semiconductors)	360	5,191
Nash Finch Co. (Food)	240	5,107
National CineMedia, Inc. (Entertainment)	540	7,630
National Financial Partners* (Diversified Financial Services)	420	7,199
National Health Investors, Inc. (REIT)	240	13,567
National Penn Bancshares, Inc. (Banks)	1,500	13,980
Nationstar Mortgage Holdings, Inc.* (Diversified Financial Services)	420	13,011
Navigant Consulting Co.* (Commercial Services)	840	9,374
NBT Bancorp, Inc. (Banks)	300	6,081
Nektar Therapeutics* (Pharmaceuticals)	1,080	8,003
Nelnet, Inc.—Class A (Diversified Financial Services)	300	8,937
Neogen Corp.* (Pharmaceuticals)	180	8,158
NETGEAR, Inc.* (Telecommunications)	360	14,191
NetScout Systems, Inc.* (Computers)	360	9,356
Netspend Holdings, Inc.* (Diversified Financial Services)	600	7,092
Neurocrine Biosciences, Inc.* (Pharmaceuticals)	1,020	7,630
Neutral Tandem, Inc. (Telecommunications)	360	925
New Jersey Resources Corp. (Gas)	360	14,263
NewLink Genetics Corp.* (Biotechnology)	300	3,750
Newpark Resources, Inc.* (Oil & Gas Services)	1,020	8,007
Newport Corp.* (Electronics)	420	5,649
NIC, Inc. (Internet)	660	10,784
NN, Inc.* (Metal Fabricate/Hardware)	420	3,847
Northern Oil and Gas, Inc.* (Oil & Gas)	540	9,083
Northwest Bancshares, Inc. (Savings & Loans)	1,380	16,753
Northwest Natural Gas Co. (Gas)	300	13,260
NorthWestern Corp. (Electric)	600	20,838
NPS Pharmaceuticals, Inc.* (Biotechnology)	1,080	9,828
NuVasive, Inc.* (Healthcare-Products)	420	6,493
NxStage Medical, Inc.* (Healthcare-Products)	480	5,400
Oasis Petroleum, Inc.* (Oil & Gas)	660	20,987
Ocwen Financial Corp.* (Diversified Financial Services)	1,140	39,433
OCZ Technology Group, Inc.* (Computers)	1,020	1,948
Odyssey Marine Exploration, Inc.* (Commercial Services)	1,200	3,564
Office Depot, Inc.* (Retail)	3,240	10,627
OfficeMax, Inc. (Retail)	1,140	11,126
Old Dominion Freight Line, Inc.* (Transportation)	540	18,511
Old National Bancorp (Banks)	960	11,395
Olin Corp. (Chemicals)	840	18,136
OM Group, Inc.* (Chemicals)	420	9,324
OMEGA Healthcare Investors, Inc. (REIT)	1,080	25,757
Omeros Corp.* (Biotechnology)	480	2,491
OmniVision Technologies, Inc.* (Semiconductors)	420	5,914
On Assignment, Inc.* (Commercial Services)	540	10,951
Oncothyreon, Inc.* (Biotechnology)	960	1,843
OneBeacon Insurance Group, Ltd.—Class A (Insurance)	360	5,004
OpenTable, Inc.* (Internet)	180	8,784
Opko Health, Inc.* (Pharmaceuticals)	1,380	6,638
Optimer Pharmaceuticals, Inc.* (Pharmaceuticals)	420	3,801
Orbital Sciences Corp.* (Aerospace/Defense)	660	9,088
Orexigen Therapeutics, Inc.* (Pharmaceuticals)	780	4,111
Oriental Financial Group, Inc. (Banks)	660	8,811
Orient-Express Hotels, Ltd.—Class A* (Lodging)	1,020	11,923
Oritani Financial Corp. (Savings & Loans)	600	9,192
Ormat Technologies, Inc. (Electric)	240	4,627
Orthofix International N.V.* (Healthcare-Products)	180	7,079
OSI Systems, Inc.* (Electronics)	180	11,527
Otter Tail Corp. (Electric)	300	7,500
Owens & Minor, Inc. (Distribution/Wholesale)	480	13,685
Pacira Pharmaceuticals, Inc.* (Pharmaceuticals)	300	5,241
PacWest Bancorp (Banks)	420	10,408
Papa John’s International, Inc.* (Retail)	180	9,889

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP UltraSmall-Cap :: 149

Common Stocks, continued

	Shares	Value
Parametric Technology Corp.* (Software)	1,020	$22,960
PAREXEL International Corp.* (Commercial Services)	540	15,979
Park Electrochemical Corp. (Electronics)	180	4,631
Park National Corp. (Banks)	120	7,756
Parker Drilling Co.* (Oil & Gas)	1,140	5,244
PDC Energy, Inc.* (Oil & Gas)	300	9,963
PDL BioPharma, Inc. (Biotechnology)	1,080	7,614
Pebblebrook Hotel Trust (REIT)	660	15,246
Pegasystems, Inc. (Software)	240	5,443
Penn Virginia Corp. (Oil & Gas)	660	2,911
Pennsylvania REIT (REIT)	540	9,526
PennyMac Mortgage Investment Trust (REIT)	600	15,174
Penske Automotive Group, Inc. (Retail)	660	19,859
Perficient, Inc.* (Internet)	600	7,068
Pharmacyclics, Inc.* (Pharmaceuticals)	480	27,791
PharMerica Corp.* (Pharmaceuticals)	480	6,835
PHH Corp.* (Commercial Services)	540	12,285
Photronics, Inc.* (Semiconductors)	780	4,649
Piedmont Natural Gas Co., Inc. (Gas)	600	18,787
Pier 1 Imports, Inc. (Retail)	780	15,600
Pilgrim’s Pride Corp.* (Food)	1,140	8,265
Pinnacle Entertainment, Inc.* (Entertainment)	600	9,498
Pinnacle Financial Partners, Inc.* (Banks)	480	9,043
Pioneer Energy Services Corp.* (Oil & Gas Services)	840	6,098
Piper Jaffray Cos., Inc.* (Diversified Financial Services)	300	9,639
Plantronics, Inc. (Telecommunications)	360	13,273
Platinum Underwriters Holdings, Ltd. (Insurance)	480	22,080
Plexus Corp.* (Electronics)	360	9,288
PNM Resources, Inc. (Electric)	1,200	24,612
PolyOne Corp. (Chemicals)	660	13,477
Pool Corp. (Distribution/Wholesale)	180	7,618
Portfolio Recovery Associates, Inc.* (Diversified Financial Services)	180	19,235
Portland General Electric Co. (Electric)	840	22,982
Post Holdings, Inc.* (Food)	360	12,330
Potlatch Corp. (REIT)	300	11,757
Power Integrations, Inc. (Semiconductors)	300	10,083
Power-One, Inc.* (Electrical Components & Equipment)	960	3,946
Preferred Bank* (Banks)	360	5,112
Premiere Global Services, Inc.* (Telecommunications)	780	7,628
Prestige Brands Holdings, Inc.* (Household Products/Wares)	600	12,018
PriceSmart, Inc. (Retail)	240	18,492
Primerica, Inc. (Insurance)	1,020	30,610
Primoris Services Corp. (Holding Companies-Diversified)	540	8,122
Primus Telecommunications Group, Inc. (Telecommunications)	360	3,913
PrivateBancorp, Inc. (Banks)	780	11,950
Progress Software Corp.* (Software)	600	12,594
Prospect Capital Corp. (Investment Companies)	1,020	11,087
Prosperity Bancshares, Inc. (Banks)	660	27,719
Proto Labs, Inc.* (Miscellaneous Manufacturing)	180	7,096
Provident Financial Services, Inc. (Savings & Loans)	660	9,847
PS Business Parks, Inc. (REIT)	240	15,595
PSS World Medical, Inc.* (Healthcare-Products)	540	15,595
QLIK Technologies, Inc.* (Software)	840	18,246
QLogic Corp.* (Semiconductors)	1,140	11,092
Quad Graphics, Inc. (Commercial Services)	360	7,340
Quaker Chemical Corp. (Chemicals)	120	6,463
Quality Systems, Inc. (Software)	360	6,250
Quanex Building Products Corp. (Building Materials)	420	8,572
Quantum Corp.* (Computers)	2,700	3,348
Questcor Pharmaceuticals, Inc. (Pharmaceuticals)	480	12,826
Quicksilver Resources, Inc.* (Oil & Gas)	1,200	3,432
Quidel Corp.* (Healthcare-Products)	300	5,601
QuinStreet, Inc.* (Internet)	720	4,838
Radian Group, Inc. (Insurance)	1,800	10,998
RadioShack Corp. (Retail)	1,860	3,943
Rambus, Inc.* (Semiconductors)	1,320	6,442
Raven Industries, Inc. (Miscellaneous Manufacturing)	240	6,326
RBC Bearings, Inc.* (Metal Fabricate/Hardware)	180	9,013
RealD, Inc.* (Computers)	480	5,381
RealPage, Inc.* (Software)	420	9,059
Redwood Trust, Inc. (REIT)	840	14,188
Regis Corp. (Retail)	780	13,198
Rent-A-Center, Inc. (Commercial Services)	540	18,554
Resolute Energy Corp.* (Oil & Gas)	900	7,317
Resolute Forest Products, Inc.* (Forest Products & Paper)	1,080	14,299
Resources Connection, Inc. (Commercial Services)	600	7,164
Responsys, Inc.* (Internet)	600	3,576
Retail Opportunity Investments Corp. (REIT)	780	10,031
Rex Energy Corp.* (Oil & Gas)	540	7,031
Rexnord Corp.* (Metal Fabricate/Hardware)	480	10,224
RF Micro Devices, Inc.* (Telecommunications)	2,160	9,677
Rigel Pharmaceuticals, Inc.* (Pharmaceuticals)	840	5,460
RLI Corp. (Insurance)	180	11,639
RLJ Lodging Trust (REIT)	1,200	23,244
Robbins & Myers, Inc. (Machinery-Diversified)	420	24,968
Rockwell Medical, Inc.* (Healthcare-Products)	420	3,381
Rofin-Sinar Technologies, Inc.* (Electronics)	300	6,504
Rogers Corp.* (Electronics)	120	5,959
Rosetta Resources, Inc.* (Oil & Gas)	360	16,330
Roundy’s, Inc. (Retail)	660	2,937
Rouse Properties, Inc. (REIT)	600	10,152
RPX Corp.* (Commercial Services)	420	3,797
RTI International Metals, Inc.* (Metal Fabricate/ Hardware)	420	11,575
Ryman Hospitality Properties, Inc. (Lodging)	300	11,555
S&T Bancorp, Inc. (Banks)	240	4,337
Sabra Health Care REIT, Inc. (REIT)	360	7,819
Saks, Inc.* (Retail)	1,500	15,765
Sanderson Farms, Inc. (Food)	180	8,559
Sanmina Corp.* (Electronics)	960	10,627
Santarus, Inc.* (Pharmaceuticals)	660	7,247
Sapient Corp.* (Internet)	1,260	13,306
Sauer-Danfoss, Inc. (Machinery-Diversified)	180	9,607
ScanSource, Inc.* (Distribution/Wholesale)	240	7,625
Schnitzer Steel Industries, Inc.—Class A (Iron/Steel)	300	9,099
Scholastic Corp. (Media)	300	8,868
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	240	9,367
SciClone Pharmaceuticals, Inc.* (Pharmaceuticals)	780	3,362
Scientific Games Corp.—Class A* (Entertainment)	780	6,763
Seattle Genetics, Inc.* (Biotechnology)	780	18,096
Select Comfort Corp.* (Home Furnishings)	480	12,562

See accompanying notes to the financial statements.

150 :: ProFund VP UltraSmall-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Select Income REIT (REIT)	300	$7,431
Select Medical Holdings Corp. (Healthcare-Services)	720	6,790
Selective Insurance Group, Inc. (Insurance)	660	12,718
SemGroup Corp.—Class A* (Pipelines)	420	16,414
Semtech Corp.* (Semiconductors)	480	13,896
Sensient Technologies Corp. (Chemicals)	540	19,202
Sequenom, Inc.* (Biotechnology)	1,500	7,080
ServiceSource International, Inc.* (Commercial Services)	600	3,510
Shenandoah Telecommunications Co. (Telecommunications)	360	5,512
SHFl Entertainment, Inc.* (Entertainment)	480	6,960
Shutterfly, Inc.* (Internet)	300	8,961
Silicon Graphics International Corp.* (Computers)	660	6,752
Silicon Image, Inc.* (Semiconductors)	1,080	5,357
Simpson Manufacturing Co., Inc. (Building Materials)	360	11,804
Six Flags Entertainment Corp. (Entertainment)	360	22,032
Skechers U.S.A., Inc.—Class A* (Apparel)	360	6,660
SkyWest, Inc. (Airlines)	720	8,971
Smart Balance, Inc.* (Food)	720	9,288
Smith & Wesson Holding Corp.* (Miscellaneous Manufacturing)	840	7,090
Smith Corp. (Miscellaneous Manufacturing)	600	37,842
Snyders-Lance, Inc. (Food)	720	17,359
Solar Capital, Ltd. (Investment Companies)	360	8,608
Solazyme, Inc.* (Energy-Alternate Sources)	360	2,830
Sonic Automotive, Inc. (Retail)	780	16,294
Sonic Corp.* (Retail)	660	6,871
Sonus Networks, Inc.* (Telecommunications)	3,000	5,100
Sotheby’s—Class A (Commercial Services)	540	18,155
Sourcefire, Inc.* (Internet)	240	11,332
South Jersey Industries, Inc. (Gas)	300	15,099
Southwest Gas Corp. (Gas)	360	15,268
Sovran Self Storage, Inc. (REIT)	240	14,904
Spansion, Inc.—Class A* (Computers)	720	10,015
Spectrum Brands Holdings, Inc. (Household Products/Wares)	540	24,262
Spectrum Pharmaceuticals, Inc. (Pharmaceuticals)	660	7,385
Spirit Airlines, Inc.* (Airlines)	420	7,442
SS&C Technologies Holdings, Inc.* (Software)	660	15,260
STAG Industrial, Inc. (REIT)	600	10,782
Stage Stores, Inc. (Retail)	360	8,921
Standard Motor Products, Inc. (Auto Parts & Equipment)	360	7,999
Standard Pacific Corp.* (Home Builders)	1,080	7,938
Star Scientific, Inc.* (Agriculture)	1,740	4,663
Starwood Property Trust, Inc. (REIT)	1,200	27,552
State Auto Financial Corp. (Insurance)	180	2,689
State Bank Finacial Corp. (Banks)	300	4,764
STEC, Inc.* (Computers)	840	4,141
Steelcase, Inc.—Class A (Office Furnishings)	1,380	17,581
Stepan Co. (Chemicals)	120	6,665
STERIS Corp. (Healthcare-Products)	600	20,839
Steven Madden, Ltd.* (Apparel)	300	12,681
Stifel Financial Corp.* (Diversified Financial Services)	480	15,346
Stillwater Mining Co.* (Mining)	1,200	15,336
Stone Energy Corp.* (Oil & Gas)	420	8,618
Strategic Hotels & Resorts, Inc.* (REIT)	1,800	11,520
Strayer Education, Inc. (Commercial Services)	120	6,740
Sturm, Ruger & Co., Inc. (Miscellaneous Manufacturing)	180	8,172
Sun Communities, Inc. (REIT)	240	9,574
SunCoke Energy, Inc.* (Coal)	660	10,289
SunPower Corp.* (Electrical Components & Equipment)	1,080	6,070
Sunstone Hotel Investors, Inc.* (REIT)	1,260	13,495
Super Micro Computer, Inc.* (Computers)	360	3,672
SUPERVALU, Inc. (Food)	2,460	6,076
Susquehanna Bancshares, Inc. (Banks)	2,040	21,379
Susser Holdings Corp.* (Retail)	180	6,208
Swift Energy Co.* (Oil & Gas)	480	7,387
Swift Transportation Co.* (Transportation)	900	8,208
Swisher Hygiene, Inc.* (Commercial Services)	2,520	4,410
Sykes Enterprises, Inc.* (Computers)	420	6,392
Symetra Financial Corp. (Insurance)	1,320	17,134
Symmetry Medical, Inc.* (Healthcare-Products)	660	6,943
Synageva BioPharma Corp.* (Pharmaceuticals)	180	8,332
Synaptics, Inc.* (Computers)	480	14,386
Synchronoss Technologies, Inc.* (Software)	360	7,592
SYNNEX Corp.* (Software)	360	12,377
Synta Pharmaceuticals Corp.* (Pharmaceuticals)	780	7,036
Syntel, Inc. (Computers)	120	6,431
Take-Two Interactive Software, Inc.* (Software)	840	9,248
TAL International Group, Inc. (Trucking & Leasing)	300	10,914
Tangoe, Inc.* (Software)	360	4,273
Targa Resources Corp. (Oil & Gas Services)	240	12,682
Team Health Holdings, Inc.* (Commercial Services)	480	13,809
Team, Inc.* (Commercial Services)	180	6,847
Teledyne Technologies, Inc.* (Aerospace/ Defense)	240	15,617
TeleTech Holdings, Inc.* (Commercial Services)	600	10,680
Tellabs, Inc. (Telecommunications)	4,140	9,439
Tennant Co. (Machinery-Diversified)	180	7,911
Tenneco, Inc.* (Auto Parts & Equipment)	420	14,747
Tessera Technologies, Inc. (Semiconductors)	600	9,852
Tetra Tech, Inc.* (Environmental Control)	900	23,805
TETRA Technologies, Inc.* (Oil & Gas Services)	1,080	8,197
Texas Capital Bancshares, Inc.* (Banks)	420	18,824
Texas Industries, Inc.* (Building Materials)	300	15,303
Texas Roadhouse, Inc. (Retail)	540	9,072
Textainer Group Holdings, Ltd. (Trucking & Leasing)	180	5,663
The Active Network, Inc.* (Internet)	660	3,241
The Andersons, Inc. (Agriculture)	180	7,722
The Brink’s Co. (Miscellaneous Manufacturing)	660	18,830
The Buckle, Inc. (Retail)	240	10,714
The Cato Corp.—Class A (Retail)	240	6,583
The Cheesecake Factory, Inc. (Retail)	420	13,742
The Chefs’ Warehouse, Inc.* (Food)	240	3,794
The Children’s Place Retail Stores, Inc.* (Retail)	240	10,630
The Corporate Executive Board Co. (Commercial Services)	300	14,238
The Ensign Group, Inc. (Healthcare-Services)	180	4,894
The Finish Line, Inc.—Class A (Retail)	480	9,086
The Geo Group, Inc. (Commercial Services)	1,105	31,161
The Greenbrier Cos., Inc.* (Trucking & Leasing)	300	4,851
The Hain Celestial Group, Inc.* (Food)	300	16,266
The Jones Group, Inc. (Apparel)	1,080	11,945
The Medicines Co.* (Biotechnology)	360	8,629
The Men’s Wearhouse, Inc. (Retail)	360	11,218
The Middleby Corp.* (Machinery-Diversified)	120	15,385
The New York Times Co.—Class A* (Media)	960	8,189

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP UltraSmall-Cap :: 151

Common Stocks, continued

	Shares	Value
The Ryland Group, Inc. (Home Builders)	300	$10,951
The Ultimate Software Group, Inc.* (Software)	180	16,994
The Warnaco Group, Inc.* (Apparel)	360	25,765
Theravance, Inc.* (Pharmaceuticals)	600	13,362
Thermon Group Holdings, Inc.* (Oil & Gas Services)	240	5,407
Threshold Pharmaceuticals, Inc.* (Pharmaceuticals)	540	2,273
Titan International, Inc. (Auto Parts & Equipment)	420	9,122
Titan Machinery, Inc.* (Distribution/Wholesale)	180	4,446
TiVo, Inc.* (Home Furnishings)	960	11,827
TNS, Inc.* (Commercial Services)	240	4,975
Tootsie Roll Industries, Inc. (Food)	360	9,331
Tornier N.V.* (Healthcare-Products)	240	4,030
Tower Group, Inc. (Insurance)	540	9,596
TowneBank (Banks)	360	5,576
TreeHouse Foods, Inc.* (Food)	300	15,639
Trex Co., Inc.* (Building Materials)	180	6,701
Triangle Capital Corp. (Investment Companies)	420	10,706
TriMas Corp.* (Miscellaneous Manufacturing)	360	10,065
TriQuint Semiconductor, Inc.* (Semiconductors)	1,560	7,550
Trius Therapeutics, Inc.* (Biotechnology)	780	3,728
True Religion Apparel, Inc. (Apparel)	240	6,101
TrueBlue, Inc.* (Commercial Services)	720	11,340
TrustCo Bank Corp. NY (Banks)	900	4,752
Trustmark Corp. (Banks)	660	14,824
TTM Technologies, Inc.* (Electronics)	960	8,832
Tumi Holdings, Inc.* (Household Products/ Wares)	300	6,255
Tutor Perini Corp.* (Engineering & Construction)	540	7,398
Two Harbors Investment Corp. (REIT)	840	9,307
Tyler Technologies, Inc.* (Software)	240	11,626
UIL Holdings Corp. (Electric)	540	19,337
Ultratech Stepper, Inc.* (Semiconductors)	240	8,952
UMB Financial Corp. (Banks)	420	18,413
Umpqua Holdings Corp. (Banks)	1,260	14,855
UniFirst Corp. (Textiles)	120	8,798
Unisys Corp.* (Computers)	360	6,228
United Bankshares, Inc. (Banks)	360	8,755
United Community Banks, Inc.* (Banks)	660	6,217
United Natural Foods, Inc.* (Food)	480	25,724
United Stationers, Inc. (Distribution/Wholesale)	480	14,875
Universal American Corp. (Insurance)	720	6,185
Universal Corp. (Agriculture)	360	17,968
Universal Display Corp.* (Electrical Components & Equipment)	300	7,686
Universal Forest Products, Inc. (Building Materials)	180	6,847
Universal Technical Institute, Inc. (Commercial Services)	360	3,614
UNS Energy Corp. (Electric)	360	15,271
US Airways Group, Inc.* (Airlines)	1,140	15,390
USANA Health Sciences, Inc.* (Pharmaceuticals)	120	3,952
USG Corp.* (Building Materials)	600	16,843
VAALCO Energy, Inc.* (Oil & Gas)	660	5,709
Vail Resorts, Inc. (Entertainment)	300	16,227
Valassis Communications, Inc. (Commercial Services)	420	10,828
ValueClick, Inc.* (Internet)	780	15,140
Vector Group, Ltd. (Agriculture)	840	12,491
Veeco Instruments, Inc.* (Semiconductors)	360	10,627
Verint Systems, Inc.* (Software)	240	7,046
Viad Corp. (Commercial Services)	360	9,778
ViaSat, Inc.* (Telecommunications)	300	11,670
Vical, Inc.* (Biotechnology)	1,200	3,492
ViewPoint Financial Group, Inc. (Savings & Loans)	420	8,795
VirnetX Holding Corp.* (Internet)	360	10,541
ViroPharma, Inc.* (Pharmaceuticals)	660	15,021
VistaPrint N.V.* (Commercial Services)	360	11,830
Vitamin Shoppe, Inc.* (Retail)	300	17,208
VIVUS, Inc.* (Pharmaceuticals)	780	10,468
Vocera Communications, Inc.* (Computers)	180	4,518
Vocus, Inc.* (Internet)	300	5,214
Volcano Corp.* (Healthcare-Products)	480	11,333
Volterra Semiconductor Corp.* (Semiconductors)	420	7,211
Vonage Holdings Corp.* (Telecommunications)	3,360	7,963
W&T Offshore, Inc. (Oil & Gas)	540	8,656
Wabash National Corp.* (Auto Manufacturers)	780	6,997
Walter Investment Management Corp.* (REIT)	180	7,744
Washington REIT (REIT)	600	15,690
Watsco, Inc. (Distribution/Wholesale)	180	13,482
Watts Water Technologies, Inc.—Class A (Electronics)	420	18,056
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	960	8,314
Web.com Group, Inc.* (Internet)	420	6,216
WebMD Health Corp.* (Internet)	660	9,464
Websense, Inc.* (Internet)	300	4,512
Webster Financial Corp. (Banks)	960	19,728
Weis Markets, Inc. (Food)	120	4,700
WellCare Health Plans, Inc.* (Healthcare-Services)	300	14,607
Werner Enterprises, Inc. (Transportation)	840	18,203
WesBanco, Inc. (Banks)	180	4,000
Wesco Aircraft Holdings, Inc.* (Storage/ Warehousing)	360	4,756
West Pharmaceutical Services, Inc. (Healthcare-Products)	360	19,711
Westamerica Bancorp (Banks)	240	10,222
Western Alliance Bancorp* (Banks)	720	7,582
Western Refining, Inc. (Oil & Gas)	480	13,531
WEX, Inc.* (Commercial Services)	420	31,654
WGL Holdings, Inc. (Gas)	360	14,108
Winnebago Industries, Inc.* (Home Builders)	480	8,222
Wintrust Financial Corp. (Banks)	360	13,212
WisdomTree Investments, Inc.* (Diversified Financial Services)	840	5,141
WMS Industries, Inc.* (Leisure Time)	540	9,450
Wolverine World Wide, Inc. (Apparel)	420	17,212
Woodward, Inc. (Electronics)	480	18,302
World Acceptance Corp.* (Diversified Financial Services)	120	8,947
Worthington Industries, Inc. (Metal Fabricate/Hardware)	840	21,832
Wright Medical Group, Inc.* (Healthcare-Products)	360	7,556
XO Group, Inc.* (Internet)	660	6,138
XPO Logistics, Inc.* (Transportation)	300	5,214
Yelp, Inc.* (Internet)	180	3,393
ZIOPHARM Oncology, Inc.* (Biotechnology)	900	3,744
Zipcar, Inc.* (Commercial Services)	540	4,450
Zumiez, Inc.* (Retail)	240	4,658
TOTAL COMMON STOCKS (Cost $8,591,558)		10,116,195

See accompanying notes to the financial statements.

152 :: ProFund VP UltraSmall-Cap :: Financial Statements

Repurchase Agreements(a)(b) (54.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.05%—0.10%, dated 12/31/12, due 1/2/13, total to be received $10,500,026	$10,500,000	$10,500,000
TOTAL REPURCHASE AGREEMENTS (Cost $10,500,000)		10,500,000
TOTAL INVESTMENT SECURITIES (Cost $19,091,558)—106.0%		20,616,195
Net other assets (liabilities)—(6.0)%		(1,165,986)
NET ASSETS—100.0%		$19,450,209

*                           Non-income producing security

(a)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2012, the aggregate amount held in a segregated account was $3,658,000.

(b)                   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts expiring 3/18/13 (Underlying notional amount at value $3,979,490)	47	$83,819

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000 Index	$7,723,330	$108,501
Equity Index Swap Agreement with Goldman Sachs International, based on the iShares Russell 2000 ETF	4,940,082	69,874
Equity Index Swap Agreement with UBS AG, based on the Russell 2000 Index	5,713,528	80,784
Equity Index Swap Agreement with UBS AG, based on the iShares Russell 2000 ETF	9,129,243	129,176
		$388,335

ProFund VP UltraSmall-Cap invested in the following industries as of December 31, 2012:

	Value	% of Net Assets
Advertising	$4,511	NM
Aerospace/Defense	121,808	0.6%
Agriculture	42,844	0.2%
Airlines	76,402	0.4%
Apparel	114,585	0.6%
Auto Manufacturers	6,997	NM
Auto Parts & Equipment	97,782	0.5%
Banks	607,688	3.2%
Beverages	8,067	NM
Biotechnology	237,809	1.2%
Building Materials	115,744	0.6%
Chemicals	186,268	1.0%
Coal	35,784	0.2%
Commercial Services	724,548	3.7%
Computers	200,879	1.0%
Cosmetics/Personal Care	13,503	0.1%
Distribution/Wholesale	80,312	0.3%
Diversified Financial Services	252,243	1.2%
Electric	271,570	1.4%
Electrical Components & Equipment	113,319	0.6%
Electronics	243,569	1.2%
Energy-Alternate Sources	36,532	0.2%
Engineering & Construction	100,097	0.5%
Entertainment	110,315	0.6%
Environmental Control	67,888	0.4%
Food	223,419	1.3%
Forest Products & Paper	85,223	0.5%
Gas	100,051	0.5%
Healthcare-Products	351,096	1.8%
Healthcare-Services	131,113	0.7%
Holding Companies-Diversified	15,043	0.1%
Home Builders	53,429	0.3%
Home Furnishings	39,049	0.3%
Household Products/Wares	75,708	0.3%
Insurance	291,926	1.5%
Internet	245,158	1.3%
Investment Companies	93,748	0.5%
Iron/Steel	9,099	NM
Leisure Time	62,032	0.3%
Lodging	40,250	0.2%
Machinery-Construction & Mining	7,999	NM
Machinery-Diversified	180,570	0.9%
Media	55,806	0.3%
Metal Fabricate/Hardware	106,350	0.6%
Mining	98,471	0.5%
Miscellaneous Manufacturing	244,517	1.4%
Office Furnishings	64,900	0.3%
Oil & Gas	321,169	1.6%

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP UltraSmall-Cap :: 153

	Value	% of Net Assets
Oil & Gas Services	$170,170	0.9%
Packaging & Containers	8,915	NM
Pharmaceuticals	326,587	1.6%
Pipelines	16,414	0.1%
Private Equity	14,746	0.1%
Real Estate	13,752	0.1%
REIT	776,660	4.0%
Retail	612,116	3.1%
Savings & Loans	98,568	0.5%
Semiconductors	329,608	1.7%
Software	380,320	2.0%
Storage/Warehousing	16,004	0.1%
Telecommunications	330,228	1.7%
Textiles	8,798	NM
Toys/Games/Hobbies	13,959	NM
Transportation	176,224	0.9%
Trucking & Leasing	31,209	0.2%
Water	24,727	0.1%
Other**	9,334,014	48.0%
Total	$19,450,209	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

154 :: ProFund VP UltraSmall-Cap :: Financial Statements

Statement of Assets and Liabilities
December 31, 2012

ASSETS:
Total Investment Securities, at cost	$19,091,558
Securities, at value	10,116,195
Repurchase agreements, at value	10,500,000
Total Investment Securities, at value	20,616,195
Cash	11,401
Segregated cash balances with brokers	244,000
Segregated cash balances with custodian	738
Dividends and interest receivable	9,820
Unrealized gain on swap agreements	388,335
Receivable for capital shares issued	2,395,404
Receivable for investments sold	18,900
Variation margin on futures contracts	86,310
Prepaid expenses	190
TOTAL ASSETS	23,771,293

LIABILITIES:
Payable for capital shares redeemed	4,264,125
Advisory fees payable	7,154
Management services fees payable	954
Administration fees payable	688
Administrative services fees payable	7,092
Distribution fees payable	6,944
Trustee fees payable	14
Transfer agency fees payable	2,190
Fund accounting fees payable	1,576
Compliance services fees payable	174
Other accrued expenses	30,173
TOTAL LIABILITIES	4,321,084
NET ASSETS	$19,450,209

NET ASSETS CONSIST OF:
Capital	$28,692,032
Accumulated net investment income (loss)	(2,936)
Accumulated net realized gains (losses) on investments	(11,235,678)
Net unrealized appreciation (depreciation) on investments	1,996,791
NET ASSETS	$19,450,209

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,457,062

Net Asset Value (offering and redemption price per share)	$13.35

Statement of Operations
For the Year Ended December 31, 2012

INVESTMENT INCOME:
Dividends	$149,396
Interest	12,560
Foreign tax withholding	(84)
TOTAL INVESTMENT INCOME	161,872

EXPENSES:
Advisory fees	148,537
Management services fees	19,805
Administration fees	9,261
Transfer agency fees	14,560
Administrative services fees	53,659
Distribution fees	49,512
Custody fees	15,113
Fund accounting fees	26,813
Trustee fees	501
Compliance services fees	285
Other fees	46,688
Total Gross Expenses before reductions	384,734
Less Expenses reduced by the Advisor	(52,010)
TOTAL NET EXPENSES	332,724
NET INVESTMENT INCOME (LOSS)	(170,852)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	75,469
Net realized gains (losses) on futures contracts	352,738
Net realized gains (losses) on swap agreements	1,887,595
Change in net unrealized appreciation/depreciation on investments	2,011,556
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	4,327,358

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$4,156,506

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP UltraSmall-Cap :: 155

Statements of Changes in Net Assets

	Year Ended December 31, 2012	Year Ended December 31, 2011
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$(170,852)	$(399,151)
Net realized gains (losses) on investments	2,315,802	(7,344,163)
Change in net unrealized appreciation/depreciation on investments	2,011,556	(443,055)
Change in net assets resulting from operations	4,156,506	(8,186,369)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments	—	(6,738,944)
Return of capital	—	(312,345)
Change in net assets resulting from distributions	—	(7,051,289)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	325,167,151	345,728,120
Dividends reinvested	—	7,051,289
Value of shares redeemed	(328,933,493)	(350,747,770)
Change in net assets resulting from capital transactions	(3,766,342)	2,031,639
Change in net assets	390,164	(13,206,019)

NET ASSETS:
Beginning of period	19,060,045	32,266,064
End of period	$19,450,209	$19,060,045
Accumulated net investment income (loss)	$(2,936)	$(819)

SHARE TRANSACTIONS:
Issued	26,713,573	26,506,787
Reinvested	—	521,159
Redeemed	(27,106,321)	(27,176,652)
Change in shares	(392,748)	(148,706)

See accompanying notes to the financial statements.

156 :: ProFund VP UltraSmall-Cap :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008
Net Asset Value, Beginning of Period	$10.30	$16.15	$10.89	$7.77	$23.23

Investment Activities:
Net investment income (loss)(a)	(0.10)	(0.20)	(0.18)	(0.07)	0.01
Net realized and unrealized gains (losses) on investments	3.15	(1.96)	5.44	3.20	(15.26)
Total income (loss) from investment activities	3.05	(2.16)	5.26	3.13	(15.25)

Distributions to Shareholders From:
Net investment income	—	—	—	(0.01)	(0.21)
Net realized gains on investments	—	(3.53)	—	—	—
Return of capital	—	(0.16)	—	—	—
Total distributions	—	(3.69)	—	(0.01)	(0.21)

Net Asset Value, End of Period	$13.35	$10.30	$16.15	$10.89	$7.77

Total Return	29.61%	(18.83)%	48.44%	40.18%	(66.18)%

Ratios to Average Net Assets:
Gross expenses	1.94%	1.84%	1.82%	1.89%	1.83%
Net expenses	1.68%	1.68%	1.68%	1.66%	1.63%
Net investment income (loss)	(0.86)%	(1.50)%	(1.41)%	(0.97)%	0.10%

Supplemental Data:
Net assets, end of period (000’s)	$19,450	$19,060	$32,266	$16,830	$22,769
Portfolio turnover rate(b)	59%	38%	211%	153%	368%

(a)                   Per share net investment income (loss) has been calculated using the average daily shares method.

(b)                   Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

Management Discussion of Fund Performance  ::  ProFund VP UltraNASDAQ-100  ::  157

ProFund VP UltraNASDAQ-100 seeks daily investment results that, before fees and expenses, correspond to twice (2x) the daily performance of the NASDAQ-100® Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended December 31, 2012, the Fund had a total return of 33.75%. For the same period, the Index had a total return of 18.35%(1) and a volatility of 15.45%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as twice the daily return of the Index. The Index represents the largest non-financial domestic and international issues listed on The NASDAQ Stock Market. To be eligible for inclusion companies cannot be in bankruptcy proceedings and must meet certain additional criteria including minimum trading volume and “seasoning” requirements. The Index is calculated under a modified capitalization-weighted methodology.

During the year ended December 31, 2012, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying reference asset, but included trading spreads that negatively impacted Fund performance during the period. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP UltraNASDAQ-100 from December 31, 2002 to December 31, 2012, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/12

Fund	One Year	Five Year	Ten Year
ProFund VP UltraNASDAQ-100	33.75%	1.33%	12.35%
NASDAQ-100 Index	18.35%	5.89%	11.12%

Expense Ratios**

Fund	Gross	Net
ProFund VP UltraNASDAQ-100	1.77%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2012. Contractual fee waivers are in effect through April 30, 2013.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	51%
Futures Contracts	17%
Swap Agreements	133%
Total Exposure	201%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Apple Computer, Inc.	8.2%
Microsoft Corp.	3.7%
Google, Inc.	3.1%
Oracle Corp.	2.6%
Amazon.com, Inc.	1.9%

NASDAQ-100 Index — Composition

% of Index
Technology	49%
Communications	29%
Consumer, Non-cyclical	15%
Consumer, Cyclical	6%
Industrial	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)

The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

158  ::  ProFund VP UltraNASDAQ-100  ::  Financial Statements

Schedule of Portfolio Investments :: December 31, 2012

Common Stocks (50.5%)

	Shares	Value
Activision Blizzard, Inc. (Software)	5,376	$57,093
Adobe Systems, Inc.* (Software)	2,400	90,432
Akamai Technologies, Inc.* (Internet)	864	35,346
Alexion Pharmaceuticals, Inc.* (Biotechnology)	936	87,806
Altera Corp. (Semiconductors)	1,560	53,726
Amazon.com, Inc.* (Internet)	2,184	548,490
Amgen, Inc. (Biotechnology)	3,720	321,111
Analog Devices, Inc. (Semiconductors)	1,464	61,576
Apple Computer, Inc. (Computers)	4,560	2,430,617
Applied Materials, Inc. (Semiconductors)	5,976	68,365
Autodesk, Inc.* (Software)	1,080	38,178
Automatic Data Processing, Inc. (Commercial Services)	2,352	134,088
Avago Technologies, Ltd. (Semiconductors)	1,176	37,232
Baidu, Inc.*ADR (Internet)	1,320	132,383
Bed Bath & Beyond, Inc.* (Retail)	1,104	61,725
Biogen Idec, Inc.* (Biotechnology)	1,152	168,964
BMC Software, Inc.* (Software)	744	29,507
Broadcom Corp.—Class A (Semiconductors)	2,472	82,095
C.H. Robinson Worldwide, Inc. (Transportation)	768	48,553
CA, Inc. (Software)	2,232	49,059
Catamaran Corp.* (Health care providers & services)	984	46,356
Celgene Corp.* (Biotechnology)	2,040	160,589
Cerner Corp.* (Software)	840	65,218
Check Point Software Technologies, Ltd.* (Software)	984	46,878
Cisco Systems, Inc. (Telecommunications)	25,680	504,612
Citrix Systems, Inc.* (Software)	912	59,964
Cognizant Technology Solutions Corp.* (Computers)	1,464	108,409
Comcast Corp.—Class A (Media)	10,248	383,071
Costco Wholesale Corp. (Retail)	2,088	206,232
Dell, Inc. (Computers)	8,400	85,092
DENTSPLY International, Inc. (Healthcare-Products)	696	27,569
DIRECTV* (Media)	2,928	146,868
Discovery Communications, Inc.—Class A* (Media)	696	44,182
Dollar Tree, Inc.* (Retail)	1,104	44,778
eBay, Inc.* (Internet)	6,264	319,589
Equinix, Inc.* (Internet)	240	49,488
Expedia, Inc. (Internet)	600	36,870
Expeditors International of Washington, Inc. (Transportation)	1,008	39,866
Express Scripts Holding Co.* (Pharmaceuticals)	3,960	213,840
F5 Networks, Inc.* (Internet)	384	37,306
Facebook, Inc.—Class A* (Internet)	5,328	141,885
Fastenal Co. (Distribution/Wholesale)	1,440	67,234
Fiserv, Inc.* (Software)	648	51,211
Fossil, Inc.* (Distribution/Wholesale)	288	26,813
Garmin, Ltd. (Electronics)	936	38,208
Gilead Sciences, Inc.* (Biotechnology)	3,672	269,708
Google, Inc.—Class A* (Internet)	1,272	902,318
Henry Schein, Inc.* (Healthcare-Products)	432	34,759
Intel Corp. (Semiconductors)	24,072	496,606
Intuit, Inc. (Software)	1,440	85,680
Intuitive Surgical, Inc.* (Healthcare-Products)	192	94,150
KLA-Tencor Corp. (Semiconductors)	816	38,972
Liberty Global, Inc.—A* (Media)	696	43,841
Liberty Media Corp.—Liberty Capital—A* (Media)	528	61,253
Liberty Media Holding Corp.—Interactive Series A* (Internet & Catalog Retail)	2,496	49,121
Life Technologies Corp.* (Biotechnology)	840	41,227
Linear Technology Corp. (Semiconductors)	1,128	38,690
Mattel, Inc. (Toys/Games/Hobbies)	1,656	60,643
Maxim Integrated Products, Inc. (Semiconductors)	1,416	41,630
Microchip Technology, Inc. (Semiconductors)	936	30,504
Micron Technology, Inc.* (Semiconductors)	4,920	31,242
Microsoft Corp. (Software)	40,728	1,088,660
Mondelez International, Inc.—Class A (Food)	8,592	218,838
Monster Beverage Corp.* (Beverages)	840	44,419
Mylan Laboratories, Inc.* (Pharmaceuticals)	1,968	54,080
NetApp, Inc.* (Computers)	1,728	57,974
News Corp.—Class A (Media)	7,488	191,244
Nuance Communications, Inc.* (Software)	1,512	33,748
NVIDIA Corp. (Semiconductors)	3,024	37,165
Oracle Corp. (Software)	23,304	776,489
O’Reilly Automotive, Inc.* (Retail)	552	49,360
PACCAR, Inc. (Auto Manufacturers)	1,704	77,038
Paychex, Inc. (Commercial Services)	1,752	54,557
Perrigo Co. (Pharmaceuticals)	456	47,438
Priceline.com, Inc.* (Internet)	240	149,088
Qualcomm, Inc. (Telecommunications)	8,256	512,037
Randgold Resources, Ltd.ADR (Mining)	264	26,202
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	456	78,008
Ross Stores, Inc. (Retail)	1,080	58,482
SanDisk Corp.* (Computers)	1,176	51,227
SBA Communications Corp.—Class A* (Telecommunications)	600	42,612
Seagate Technology PLC (Computers)	1,824	55,596
Sears Holdings Corp. (Multiline Retail)	504	20,845
Sigma-Aldrich Corp. (Chemicals)	576	42,382
Sirius XM Radio, Inc. (Media)	25,200	72,828
Staples, Inc. (Retail)	3,264	37,210
Starbucks Corp. (Retail)	3,600	193,031
Stericycle, Inc.* (Environmental Control)	408	38,054
Symantec Corp.* (Internet)	3,360	63,202
Texas Instruments, Inc. (Semiconductors)	5,424	167,820
Verisk Analytics, Inc.—A* (Commercial Services)	816	41,616
Vertex Pharmaceuticals, Inc.* (Biotechnology)	1,056	44,289
Viacom, Inc.—Class B (Media)	2,184	115,184
Virgin Media, Inc. (Telecommunications)	1,296	47,628
Vodafone Group PLCADR (Telecommunications)	4,728	119,098
Western Digital Corp. (Computers)	1,176	49,968
Whole Foods Market, Inc. (Food)	888	81,101
Wynn Resorts, Ltd. (Lodging)	480	53,995
Xilinx, Inc. (Semiconductors)	1,272	45,665
Yahoo!, Inc.* (Internet)	5,712	113,669
TOTAL COMMON STOCKS (Cost $6,500,847)		14,860,665

See accompanying notes to the financial statements.

Financial Statements  ::  ProFund VP UltraNASDAQ-100  ::  159

Repurchase Agreements(a)(b) (47.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.05%—0.10%, dated 12/31/12, due 1/2/13, total to be received $14,092,035	$14,092,000	$14,092,000
TOTAL REPURCHASE AGREEMENTS (Cost $14,092,000)		14,092,000
TOTAL INVESTMENT SECURITIES (Cost $20,592,847)—98.3%		28,952,665
Net other assets (liabilities)—1.7%		501,218
NET ASSETS—100.0%		$29,453,883

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2012, the aggregate amount held in a segregated account was $3,459,000.

(b)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR	American Depositary Receipt

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini NASDAQ-100 Futures Contracts expiring 3/18/13 (Underlying notional amount at value $5,258,880)	99	$(16,978)

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100 Index	$8,549,999	$102,736
Equity Index Swap Agreement with Goldman Sachs International, based on the PowerShares QQQ	7,051,480	76,975
Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100 Index	11,759,822	113,381
Equity Index Swap Agreement with UBS AG, based on the PowerShares QQQ	11,719,110	127,283
		$420,375

ProFund VP UltraNASDAQ-100 invested in the following industries as of December 31, 2012:

	Value	% of Net Assets
Auto Manufacturers	$77,038	0.3%
Beverages	44,419	0.2%
Biotechnology	1,171,702	4.1%
Chemicals	42,382	0.1%
Commercial Services	230,261	0.7%
Computers	2,838,883	9.7%
Distribution/Wholesale	94,047	0.3%
Electronics	38,208	0.1%
Environmental Control	38,054	0.1%
Food	299,939	1.0%
Health care providers & services	46,356	0.2%
Healthcare-Products	156,478	0.5%
Internet	2,529,634	8.6%
Internet & Catalog Retail	49,121	0.2%
Lodging	53,995	0.2%
Media	1,058,471	3.5%
Mining	26,202	0.1%
Multiline Retail	20,845	0.1%
Pharmaceuticals	315,358	1.0%
Retail	650,818	2.2%
Semiconductors	1,231,288	4.2%
Software	2,472,117	8.4%
Telecommunications	1,225,987	4.2%
Toys/Games/Hobbies	60,643	0.2%
Transportation	88,419	0.3%
Other**	14,593,218	49.5%
Total	$29,453,883	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

160  ::  ProFund VP UltraNASDAQ-100  ::  Financial Statements

Statement of Assets and Liabilities
December 31, 2012

ASSETS:
Total Investment Securities, at cost	$20,592,847
Securities, at value	14,860,665
Repurchase agreements, at value	14,092,000
Total Investment Securities, at value	28,952,665
Cash	462
Segregated cash balances with brokers	247,005
Segregated cash balances with custodian	904
Dividends and interest receivable	6,944
Unrealized gain on swap agreements	420,375
Receivable for capital shares issued	2,186,097
Variation margin on futures contracts	109,395
Prepaid expenses	231
TOTAL ASSETS	31,924,078

LIABILITIES:
Payable for capital shares redeemed	2,390,124
Advisory fees payable	10,726
Management services fees payable	1,430
Administration fees payable	1,010
Administrative services fees payable	8,901
Distribution fees payable	8,453
Trustee fees payable	21
Transfer agency fees payable	3,310
Fund accounting fees payable	2,314
Compliance services fees payable	245
Other accrued expenses	43,661
TOTAL LIABILITIES	2,470,195
NET ASSETS	$29,453,883

NET ASSETS CONSIST OF:
Capital	$76,796,123
Accumulated net investment income (loss)	1,689
Accumulated net realized gains (losses) on investments	(56,107,144)
Net unrealized appreciation (depreciation) on investments	8,763,215
NET ASSETS	$29,453,883

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,023,673

Net Asset Value (offering and redemption price per share)	$28.77

Statement of Operations
For the Year Ended December 31, 2012

INVESTMENT INCOME:
Dividends	$277,603
Interest	14,416
TOTAL INVESTMENT INCOME	292,019

EXPENSES:
Advisory fees	247,335
Management services fees	32,978
Administration fees	15,748
Transfer agency fees	24,747
Administrative services fees	99,789
Distribution fees	82,445
Custody fees	9,791
Fund accounting fees	34,547
Trustee fees	876
Compliance services fees	491
Other fees	52,608
Total Gross Expenses before reductions	601,355
Less Expenses reduced by the Advisor	(47,324)
TOTAL NET EXPENSES	554,031
NET INVESTMENT INCOME (LOSS)	(262,012)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	1,732,721
Net realized gains (losses) on futures contracts	1,107,490
Net realized gains (losses) on swap agreements	7,191,804
Change in net unrealized appreciation/depreciation on investments	1,881,790
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	11,913,805
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$11,651,793

See accompanying notes to the financial statements.

Financial Statements  ::  ProFund VP UltraNASDAQ-100  ::  161

Statements of Changes in Net Assets

	Year Ended December 31, 2012	Year Ended December 31, 2011
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$(262,012)	$(468,227)
Net realized gains (losses) on investments	10,032,015	(1,196,201)
Change in net unrealized appreciation/depreciation on investments	1,881,790	(1,315,901)
Change in net assets resulting from operations	11,651,793	(2,980,329)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	513,440,194	612,401,277
Value of shares redeemed	(530,455,350)	(617,511,630)
Change in net assets resulting from capital transactions	(17,015,156)	(5,110,353)
Change in net assets	(5,363,363)	(8,090,682)

NET ASSETS:
Beginning of period	34,817,246	42,907,928
End of period	$29,453,883	$34,817,246
Accumulated net investment income (loss)	$1,689	$5,535

SHARE TRANSACTIONS:
Issued	17,703,805	26,969,624
Redeemed	(18,299,079)	(27,321,370)
Change in shares	(595,274)	(351,746)

See accompanying notes to the financial statements.

162  ::  ProFund VP UltraNASDAQ-100  ::  Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008
Net Asset Value, Beginning of Period	$21.51	$21.77	$16.10	$7.34	$26.93

Investment Activities:
Net investment income (loss)(a)	(0.23)	(0.28)	(0.21)	(0.13)	(0.13)
Net realized and unrealized gains (losses) on investments	7.49	0.02 (b)	5.88	8.89	(19.46)
Total income (loss) from investment activities	7.26	(0.26)	5.67	8.76	(19.59)

Net Asset Value, End of Period	$28.77	$21.51	$21.77	$16.10	$7.34

Total Return	33.75%	(1.19)%	35.22%	119.35%	(72.74)%

Ratios to Average Net Assets:
Gross expenses	1.82%	1.77%	1.80%	1.79%	1.77%
Net expenses	1.68%	1.68%	1.68%	1.66%	1.63%
Net investment income (loss)	(0.79)%	(1.25)%	(1.24)%	(1.20)%	(0.74)%

Supplemental Data:
Net assets, end of period (000’s)	$29,454	$34,817	$42,908	$31,422	$20,711
Portfolio turnover rate(c)	36%	24%	26%	423%	611%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

Management Discussion of Fund Performance :: ProFund VP Bear :: 163

ProFund VP Bear seeks daily investment results that, before fees and expenses, correspond to the inverse (-1x) of the daily performance of the S&P 500® (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended December 31, 2012, the Fund had a total return of -16.59%. For the same period, the Index had a total return of 16.00%(1) and a volatility of 12.74%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.(2)

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Index. The Index is a measure of large-cap U.S. stock market performance. It is a float-adjusted, market capitalization weighted index of 500 U.S. operating companies and real estate investment trusts selected through a process that factors criteria such as liquidity, price, market capitalization, and financial viability. Reconstitution occurs both on a quarterly and ongoing basis.

During the year ended December 31, 2012, the Fund invested in swap agreements and futures contracts as a substitute for shorting stocks in order to gain inverse exposure to the Index. These derivatives generally tracked the performance of their underlying reference asset, but included trading spreads that negatively impacted Fund performance during the period. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Bear from December 31, 2002 to December 31, 2012, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/12

Fund	One Year	Five Year	Ten Year
ProFund VP Bear	-16.59%	-8.81%	-8.95%
S&P 500	16.00%	1.66%	7.10%

Expense Ratios**

Fund	Gross	Net
ProFund VP Bear	1.71%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2012. Contractual fee waivers are in effect through April 30, 2013.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(21)%
Swap Agreements	(80)%
Total Exposure	(101)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Bear primarily invests in non-equity securities, which may include; swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

S&P 500 – Composition

% of Index
Consumer, Non-cyclical	22%
Financial	16%
Technology	14%
Communications	11%
Energy	11%
Industrial	10%
Consumer, Cyclical	9%
Basic Materials	4%
Utilities	3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)

The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

164  ::  ProFund VP Bear  ::  Financial Statements

Schedule of Portfolio Investments :: December 31, 2012

Repurchase Agreements(a)(b) (106.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.05%—0.10%, dated 12/31/12, due 1/2/13, total to be received $13,785,034	$13,785,000	$13,785,000
TOTAL REPURCHASE AGREEMENTS (Cost $13,785,000)		13,785,000
TOTAL INVESTMENT SECURITIES (Cost $13,785,000)—106.0%		13,785,000
Net other assets (liabilities)—(6.0)%		(774,791)
NET ASSETS—100.0%		$13,010,209

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2012, the aggregate amount held in a segregated account was $1,652,000.

(b)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts expiring 3/18/13 (Underlying notional amount at value $2,700,850)	38	$(922)

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500	$(5,770,574)	$(39,303)
Equity Index Swap Agreement with UBS AG, based on the S&P 500	(4,650,869)	(32,454)
		$(71,757)

See accompanying notes to the financial statements.

Financial Statements  ::  ProFund VP Bear  ::  165

Statement of Assets and Liabilities
December 31, 2012

ASSETS:
Total Investment Securities, at cost	$13,785,000
Repurchase agreements, at value	13,785,000
Total Investment Securities, at value	13,785,000
Cash	478
Segregated cash balances with brokers	123,500
Interest receivable	34
Prepaid expenses	164
TOTAL ASSETS	13,909,176

LIABILITIES:
Payable for capital shares redeemed	730,169
Unrealized loss on swap agreements	71,757
Variation margin on futures contracts	48,450
Advisory fees payable	8,568
Management services fees payable	1,142
Administration fees payable	551
Administrative services fees payable	4,706
Distribution fees payable	4,786
Trustee fees payable	11
Transfer agency fees payable	2,014
Fund accounting fees payable	1,261
Compliance services fees payable	154
Other accrued expenses	25,398
TOTAL LIABILITIES	898,967
NET ASSETS	$13,010,209

NET ASSETS CONSIST OF:
Capital	$74,364,462
Accumulated net realized gains (losses) on investments	(61,281,574)
Net unrealized appreciation (depreciation) on investments	(72,679)
NET ASSETS	$13,010,209

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	840,560

Net Asset Value (offering and redemption price per share)	$15.48

Statement of Operations
For the Year Ended December 31, 2012

INVESTMENT INCOME:
Interest	$22,422

EXPENSES:
Advisory fees	163,758
Management services fees	21,834
Administration fees	10,560
Transfer agency fees	16,554
Administrative services fees	63,658
Distribution fees	54,586
Custody fees	6,734
Fund accounting fees	22,615
Trustee fees	609
Compliance services fees	235
Other fees	26,927
Total Gross Expenses before reductions	388,070
Less Expenses reduced by the Advisor	(21,253)
TOTAL NET EXPENSES	366,817
NET INVESTMENT INCOME (LOSS)	(344,395)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on futures contracts	(642,552)
Net realized gains (losses) on swap agreements	(3,392,726)
Change in net unrealized appreciation/depreciation on investments	(187,658)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(4,222,936)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(4,567,331)

See accompanying notes to the financial statements.

166  ::  ProFund VP Bear  ::  Financial Statements

Statements of Changes in Net Assets

	Year Ended December 31, 2012	Year Ended December 31, 2011
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$(344,395)	$(442,889)
Net realized gains (losses) on investments	(4,035,278)	(3,473,077)
Change in net unrealized appreciation/depreciation on investments	(187,658)	223,917
Change in net assets resulting from operations	(4,567,331)	(3,692,049)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	288,334,814	357,512,308
Value of shares redeemed	(293,137,932)	(357,742,218)
Change in net assets resulting from capital transactions	(4,803,118)	(229,910)
Change in net assets	(9,370,449)	(3,921,959)

NET ASSETS:
Beginning of period	22,380,658	26,302,617
End of period	$13,010,209	$22,380,658

SHARE TRANSACTIONS:
Issued	17,199,202	18,325,278
Redeemed	(17,564,281)	(18,410,920)
Change in shares	(365,079)	(85,642)

See accompanying notes to the financial statements.

Financial Highlights  ::  ProFund VP Bear  ::  167

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010		Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008
Net Asset Value, Beginning of Period	$18.56	$20.37	$24.79		$34.42	$24.92

Investment Activities:
Net investment income (loss)(a)	(0.26)	(0.32)	(0.37)		(0.48)	0.06
Net realized and unrealized gains (losses) on investments	(2.82)	(1.49)	(4.05)		(9.10)	9.81
Total income (loss) from investment activities	(3.08)	(1.81)	(4.42)		(9.58)	9.87

Distributions to Shareholders From:
Net investment income	—	—	—		(0.05)	(0.37)

Net Asset Value, End of Period	$15.48	$18.56	$20.37		$24.79	$34.42

Total Return	(16.59)%	(8.89)%	(17.80)%		(27.87)%	39.92%

Ratios to Average Net Assets:
Gross expenses	1.78%	1.71%	1.75%		1.77%	1.71%
Net expenses	1.68%	1.68%	1.68%		1.66%	1.63%
Net investment income (loss)	(1.58)%	(1.65)%	(1.57)%		(1.57)%	0.22%

Supplemental Data:
Net assets, end of period (000’s)	$13,010	$22,381	$26,303		$36,719	$52,965
Portfolio turnover rate(b)	—	—	599	%(c)	—	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

(c)	Changes in the portfolio turnover rate are primarily driven by timing of purchase and sales of long-term securities.

See accompanying notes to the financial statements.

168  ::  ProFund VP Short Mid-Cap  ::  Management Discussion of Fund Performance

ProFund VP Short Mid-Cap seeks daily investment results that, before fees and expenses, correspond to the inverse (-1x) of the daily performance of the S&P MidCap 400® Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended December 31, 2012, the Fund had a total return of -18.95%. For the same period, the Index had a total return of 17.88%(1) and a volatility of 15.23%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.(2)

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Index. The Index is a measure of mid-size company U.S. stock market performance. It is a capitalization-weighted index of 400 U.S. operating companies and REITs. Securities are selected for inclusion in the Index by an S&P committee through a non-mechanical process that factors criteria such as liquidity, price, market capitalization, financial viability, and public float. Reconstitution occurs both on a quarterly and ongoing basis.

During the year ended December 31, 2012, the Fund invested in swap agreements and futures contracts as a substitute for shorting stocks in order to gain inverse exposure to the Index. These derivatives generally tracked the performance of their underlying reference asset, but included trading spreads that negatively impacted Fund performance during the period. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Short Mid-Cap from November 22, 2004 to December 31, 2012, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/12

Fund	One Year	Five Year	Since Inception
ProFund VP Short Mid-Cap	-18.95%	-14.02%	-11.05%
S&P MidCap 400	17.88%	5.15%	7.60%

Expense Ratios**

Fund	Gross	Net
ProFund VP Short Mid-Cap	1.84%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2012. Contractual fee waivers are in effect through April 30, 2013.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(19)%
Swap Agreements	(80)%
Total Exposure	(99)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Short Mid-Cap primarily invests in non-equity securities, which may include; swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

S&P MidCap 400 — Composition

% of Index
Financial	21%
Industrial	19%
Consumer, Non-cyclical	18%
Consumer, Cyclical	13%
Technology	8%
Energy	6%
Utilities	5%
Communications	5%
Basic Materials	5%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)

The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements  ::  ProFund VP Short Mid-Cap  ::  169

Schedule of Portfolio Investments :: December 31, 2012

Repurchase Agreements(a)(b) (109.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.05%—0.10%, dated 12/31/12, due 1/2/13, total to be received $1,154,003	$1,154,000	$1,154,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,154,000)		1,154,000
TOTAL INVESTMENT SECURITIES (Cost $1,154,000)—109.9%		1,154,000
Net other assets (liabilities)—(9.9)%		(104,046)
NET ASSETS—100.0%		$1,049,954

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2012, the aggregate amount held in a segregated account was $363,000.

(b)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini S&P MidCap 400 Futures Contracts expiring 3/18/13 (Underlying notional amount at value $203,600)	2	$(1,794)

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P MidCap 400	$(539,294)	$(6,002)
Equity Index Swap Agreement with UBS AG, based on the S&P MidCap 400	(302,988)	(2,862)
		$(8,864)

See accompanying notes to the financial statements.

170  ::  ProFund VP Short Mid-Cap  ::  Financial Statements

Statement of Assets and Liabilities
December 31, 2012

ASSETS:
Total Investment Securities, at cost	$1,154,000
Repurchase agreements, at value	1,154,000
Total Investment Securities, at value	1,154,000
Cash	808
Segregated cash balances with brokers	7,560
Interest receivable	3
Prepaid expenses	10
TOTAL ASSETS	1,162,381
LIABILITIES:
Payable for capital shares redeemed	94,822
Unrealized loss on swap agreements	8,864
Variation margin on futures contracts	3,360
Advisory fees payable	717
Management services fees payable	96
Administration fees payable	45
Administrative services fees payable	310
Distribution fees payable	287
Transfer agency fees payable	175
Fund accounting fees payable	103
Compliance services fees payable	12
Other accrued expenses	3,636
TOTAL LIABILITIES	112,427
NET ASSETS	$1,049,954
NET ASSETS CONSIST OF:
Capital	$3,202,575
Accumulated net realized gains (losses) on investments	(2,141,963)
Net unrealized appreciation (depreciation) on investments	(10,658)
NET ASSETS	$1,049,954
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	94,438
Net Asset Value (offering and redemption price per share)	$11.12

Statement of Operations
For the Year Ended December 31, 2012

INVESTMENT INCOME:
Interest	$2,523

EXPENSES:
Advisory fees	19,292
Management services fees	2,572
Administration fees	1,254
Transfer agency fees	1,949
Administrative services fees	7,134
Distribution fees	6,431
Custody fees	5,746
Fund accounting fees	2,669
Trustee fees	75
Compliance services fees	28
Other fees	3,041
Total Gross Expenses before reductions	50,191
Less Expenses reduced by the Advisor	(6,975)
TOTAL NET EXPENSES	43,216
NET INVESTMENT INCOME (LOSS)	(40,693)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on futures contracts	(115,541)
Net realized gains (losses) on swap agreements	(647,380)
Change in net unrealized appreciation/depreciation on investments	(107,573)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(870,494)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(911,187)

See accompanying notes to the financial statements.

Financial Statements  ::  ProFund VP Short Mid-Cap  ::  171

Statements of Changes in Net Assets

	Year Ended December 31, 2012	Year Ended December 31, 2011
FROM INVESTMENT ACTIVITES:
OPERATIONS:
Net investment income (loss)	$(40,693)	$(43,167)
Net realized gains (losses) on investments	(762,921)	(805,262)
Change in net unrealized appreciation/depreciation on investments	(107,573)	95,114
Change in net assets resulting from operations	(911,187)	(753,315)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	60,052,123	70,158,202
Value of shares redeemed	(60,712,931)	(68,558,411)
Change in net assets resulting from capital transactions	(660,808)	1,599,791
Change in net assets	(1,571,995)	846,476
NET ASSETS:
Beginning of period	2,621,949	1,775,473
End of period	$1,049,954	$2,621,949
SHARE TRANSACTIONS:
Issued	4,819,199	4,965,639
Redeemed	(4,915,905)	(4,893,270)
Change in shares	(96,706)	72,369

See accompanying notes to the financial statements.

172  ::  ProFund VP Short Mid-Cap  ::  Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008
Net Asset Value, Beginning of Period	$13.72	$14.95	$20.16	$31.33	$24.00

Investment Activities:
Net investment income (loss)(a)	(0.19)	(0.23)	(0.29)	(0.40)	0.14
Net realized and unrealized gains (losses) on investments	(2.41)	(1.00)	(4.92)	(10.68)	7.44
Total income (loss) from investment activities	(2.60)	(1.23)	(5.21)	(11.08)	7.58

Distributions to Shareholders From:
Net investment income	—	—	—	(0.09)	(0.25)

Net Asset Value, End of Period	$11.12	$13.72	$14.95	$20.16	$31.33

Total Return	(18.95)%	(8.23)%	(25.84)%	(35.39)%	31.83%

Ratios to Average Net Assets:
Gross expenses	1.95%	1.84%	1.72%	1.82%	1.73%
Net expenses	1.68%	1.67%	1.68%	1.67%	1.63%
Net investment income (loss)	(1.58)%	(1.65)%	(1.57)%	(1.57)%	0.54%

Supplemental Data:
Net assets, end of period (000’s)	$1,050	$2,622	$1,775	$3,905	$4,017
Portfolio turnover rate(b)	—	—	—	—	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

Management Discussion of Fund Performance  ::  ProFund VP Short Small-Cap  ::  173

ProFund VP Short Small-Cap seeks daily investment results that, before fees and expenses, correspond to the inverse (-1x) of the daily performance of the Russell 2000® Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended December 31, 2012, the Fund had a total return of -18.96%. For the same period, the Index had a total return of 16.35%(1) and a volatility of 16.97%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.(2)

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Index. The Index is a measure of small-cap U.S. stock market performance. It is an adjusted market capitalization-weighted index containing approximately 2,000 of the smallest companies in the Russell 3000 Index or approximately 10% of the total market capitalization of the Russell 3000 Index, which in turn represents approximately 98% of the investable U.S. equity market.

During the year ended December 31, 2012, the Fund invested in swap agreements and futures contracts as a substitute for shorting stocks in order to gain inverse exposure to the Index. These derivatives generally tracked the performance of their underlying reference asset, but included trading spreads that negatively impacted Fund performance during the period. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Short Small-Cap from December 31, 2002 to December 31, 2012, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/12

Fund	One Year	Five Year	Ten Year
ProFund VP Short Small-Cap	-18.96%	-15.17%	-13.51%
Russell 2000 Index	16.35%	3.56%	9.72%

Expense Ratios**

Fund	Gross	Net
ProFund VP Short Small-Cap	1.78%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2012. Contractual fee waivers are in effect through April 30, 2013.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(12)%
Swap Agreements	(88)%
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Short Small-Cap primarily invests in non-equity securities, which may include; swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Russell 2000 Index — Composition

% of Index
Financial	22%
Consumer, Non-cyclical	20%
Consumer, Cyclical	15%
Industrial	15%
Technology	9%
Communications	6%
Energy	6%
Basic Materials	4%
Utilities	3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)

The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

174  ::  ProFund VP Short Small-Cap  ::  Financial Statements

Schedule of Portfolio Investments :: December 31, 2012

Repurchase Agreements(a)(b) (97.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.05%—0.10%, dated 12/31/12, due 1/2/13, total to be received $4,290,010	$4,290,000	$4,290,000
TOTAL REPURCHASE AGREEMENTS (Cost $4,290,000)		4,290,000
TOTAL INVESTMENT SECURITIES (Cost $4,290,000)—97.4%		4,290,000
Net other assets (liabilities)—2.6%		113,534
NET ASSETS—100.0%		$4,403,534

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2012, the aggregate amount held in a segregated account was $1,145,000.

(b)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts expiring 3/18/13 (Underlying notional amount at value $508,020)	6	$(4,455)

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000 Index	$(1,790,011)	$(24,154)
Equity Index Swap Agreement with UBS AG, based on the Russell 2000 Index	(2,093,698)	(29,798)
		$(53,952)

See accompanying notes to the financial statements.

Financial Statements  ::  ProFund VP Short Small-Cap  ::  175

Statement of Assets and Liabilities
December 31, 2012

ASSETS:
Total Investment Securities, at cost	$4,290,000
Repurchase agreements, at value	4,290,000
Total Investment Securities, at value	4,290,000
Cash	901
Segregated cash balances with brokers	23,520
Interest receivable	11
Receivable for capital shares issued	204,962
Prepaid expenses	39
TOTAL ASSETS	4,519,433
LIABILITIES:
Payable for capital shares redeemed	33,839
Unrealized loss on swap agreements	53,952
Variation margin on futures contracts	10,320
Advisory fees payable	1,459
Management services fees payable	195
Administration fees payable	190
Administrative services fees payable	2,011
Distribution fees payable	1,990
Trustee fees payable	4
Transfer agency fees payable	689
Fund accounting fees payable	435
Compliance services fees payable	44
Other accrued expenses	10,771
TOTAL LIABILITIES	115,899
NET ASSETS	$4,403,534
NET ASSETS CONSIST OF:
Capital	$7,411,734
Accumulated net realized gains (losses) on investments	(2,949,793)
Net unrealized appreciation (depreciation) on investments	(58,407)
NET ASSETS	$4,403,534
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	705,359
Net Asset Value (offering and redemption price per share)	$6.24

Statement of Operations
For the Year Ended December 31, 2012

INVESTMENT INCOME:
Interest	$7,655

EXPENSES:
Advisory fees	56,038
Management services fees	7,472
Administration fees	3,618
Transfer agency fees	5,640
Administrative services fees	20,010
Distribution fees	18,679
Custody fees	6,012
Fund accounting fees	7,724
Trustee fees	186
Compliance services fees	79
Other fees	15,235
Total Gross Expenses before reductions	140,693
Less Expenses reduced by the Advisor	(14,385)
TOTAL NET EXPENSES	126,308
NET INVESTMENT INCOME (LOSS)	(118,653)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on futures contracts	(84,088)
Net realized gains (losses) on swap agreements	(1,113,688)
Change in net unrealized appreciation/depreciation on investments	(209,044)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(1,406,820)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,525,473)

See accompanying notes to the financial statements.

176  ::  ProFund VP Short Small-Cap  ::  Financial Statements

Statements of Changes in Net Assets

	Year Ended December 31, 2012	Year Ended December 31, 2011
FROM INVESTMENT ACTIVITES:
OPERATIONS:
Net investment income (loss)	$(118,653)	$(134,737)
Net realized gains (losses) on investments	(1,197,776)	(514,997)
Change in net unrealized appreciation/depreciation on investments	(209,044)	109,917
Change in net assets resulting from operations	(1,525,473)	(539,817)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	176,878,434	252,467,732
Value of shares redeemed	(176,971,377)	(251,810,172)
Change in net assets resulting from capital transactions	(92,943)	657,560
Change in net assets	(1,618,416)	117,743
NET ASSETS:
Beginning of period	6,021,950	5,904,207
End of period	$4,403,534	$6,021,950
SHARE TRANSACTIONS:
Issued	25,574,727	30,947,909
Redeemed	(25,651,632)	(30,862,816)
Change in shares	(76,905)	85,093

See accompanying notes to the financial statements.

Financial Highlights  ::  ProFund VP Short Small-Cap  ::  177

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008
Net Asset Value, Beginning of Period	$7.70	$8.47	$11.92	$17.72	$14.85

Investment Activities:
Net investment income (loss)(a)	(0.11)	(0.13)	(0.17)	(0.24)	0.08
Net realized and unrealized gains (losses) on investments	(1.35)	(0.64)	(3.28)	(5.49)	3.37
Total income (loss) from investment activities	(1.46)	(0.77)	(3.45)	(5.73)	3.45

Distributions to Shareholders From:
Net realized gains on investments	—	—	—	(0.07)	(0.58)

Net Asset Value, End of Period	$6.24	$7.70	$8.47	$11.92	$17.72

Total Return	(18.96)%	(9.09)%	(28.94)%	(32.37)%	24.08%

Ratios to Average Net Assets:
Gross expenses	1.87%	1.78%	1.80%	1.81%	1.71%
Net expenses	1.68%	1.68%	1.68%	1.67%	1.63%
Net investment income (loss)	(1.58)%	(1.66)%	(1.57)%	(1.57)%	0.49%

Supplemental Data:
Net assets, end of period (000’s)	$4,404	$6,022	$5,904	$13,365	$12,498
Portfolio turnover rate(b)	—	—	—	—	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

178 :: ProFund VP Short Dow 30 :: Management Discussion of Fund Performance

ProFund VP Short Dow 30 seeks daily investment results that, before fees and expenses, correspond to the inverse (-1x) of the daily performance of the Dow Jones Industrial Average (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended December 31, 2012, the Fund had a total return of -12.55%. For the same period, the Index had a total return of 10.24%(1) and a volatility of 11.77%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Index. The Index is a price-weighted index maintained by editors of The Wall Street Journal. The Index includes 30 large-cap, “blue-chip” U.S. stocks, excluding utility and transportation companies. Components are selected through a discretionary process with no pre-determined criteria except that components should be established U.S. companies that are leaders in their industries, have an excellent reputation, demonstrate sustained growth, are of interest to a large number of investors, and accurately represents the sectors covered by the average. The Index is not limited to traditionally defined industrial stocks. Instead, the Index serves as a measure of the entire U.S. market, covering such diverse industries as financial services, technology, retail, entertainment, and consumer goods. Composition changes are rare, and generally occur only after corporate acquisitions or other dramatic shifts in a component’s core business. When such an event necessitates that one component be replaced, the entire Index is reviewed.

During the year ended December 31, 2012, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse exposure to the Index. These derivatives generally tracked the performance of their underlying reference asset, but included trading spreads that negatively impacted Fund performance during the period. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Short Dow 30 from May 1, 2006 to December 31, 2012, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/12

Fund	One Year	Five Year	Since Inception
ProFund VP Short Dow 30	-12.55%	-11.09%	-9.65%
Dow Jones Industrial Average	10.24%	2.62%	4.99%

Expense Ratios**

Fund	Gross	Net
ProFund VP Short Dow 30	5.03%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2012. Contractual fee waivers are in effect through April 30, 2013.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(99)%
Total Exposure	(99)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Short Dow 30 primarily invests in non-equity securities, which may include; swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Dow Jones Industrial Average – Composition

% of Index
Industrial	21%
Consumer, Non-cyclical	17%
Technology	15%
Consumer, Cyclical	13%
Energy	11%
Financial	11%
Communications	9%
Basic Materials	3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)         The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP Short Dow 30 :: 179

Schedule of Portfolio Investments :: December 31, 2012

Repurchase Agreements(a)(b) (100.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.05%—0.10%, dated 12/31/12, due 1/2/13, total to be received $56,000	$56,000	$56,000
TOTAL REPURCHASE AGREEMENTS (Cost $56,000)		56,000
TOTAL INVESTMENT SECURITIES (Cost $56,000)—100.5%		56,000
Net other assets (liabilities)—(0.5)%		(291)
NET ASSETS—100.0%		$55,709

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2012, the aggregate amount held in a segregated account was $34,000.

(b)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap agreement with Goldman Sachs International, based on the Dow Jones Industrial Average	$(29,826)	$(36)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones Industrial Average	(25,542)	(17)
		$(53)

See accompanying notes to the financial statements.

180 :: ProFund VP Short Dow 30 :: Financial Statements

Statement of Assets and Liabilities
December 31, 2012

ASSETS:
Total Investment Securities, at cost	$56,000
Repurchase agreements, at value	56,000
Total Investment Securities, at value	56,000
Cash	851
Receivable from Advisor	100
TOTAL ASSETS	56,951

LIABILITIES:
Payable for capital shares redeemed	5
Unrealized loss on swap agreements	53
Administration fees payable	2
Administrative services fees payable	14
Distribution fees payable	27
Transfer agency fees payable	8
Fund accounting fees payable	5
Other accrued expenses	1,128
TOTAL LIABILITIES	1,242
NET ASSETS	$55,709

NET ASSETS CONSIST OF:
Capital	$143,620
Accumulated net realized gains (losses) on investments	(87,858)
Net unrealized appreciation (depreciation) on investments	(53)
NET ASSETS	$55,709

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	11,920

Net Asset Value (offering and redemption price per share)	$4.67

Statement of Operations
For the Year Ended December 31, 2012

INVESTMENT INCOME:
Interest	$145

EXPENSES:
Advisory fees	1,092
Management services fees	145
Administration fees	69
Transfer agency fees	107
Administrative services fees	52
Distribution fees	364
Custody fees	5,408
Fund accounting fees	143
Trustee fees	2
Other fees	301
Total Gross Expenses before reductions	7,683
Less Expenses reduced by the Advisor	(5,237)
TOTAL NET EXPENSES	2,446
NET INVESTMENT INCOME (LOSS)	(2,301)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on swap agreements	(22,423)
Change in net unrealized appreciation/depreciation on investments	(3,205)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(25,628)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(27,929)

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Short Dow 30 :: 181

Statements of Changes in Net Assets

	Year Ended December 31, 2012	Year Ended December 31, 2011
FROM INVESTMENT ACTIVITES:
OPERATIONS:
Net investment income (loss)	$(2,301)	$(2,213)
Net realized gains (losses) on investments	(22,423)	(23,033)
Change in net unrealized appreciation/depreciation on investments	(3,205)	3,288
Change in net assets resulting from operations	(27,929)	(21,958)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	11,976,016	5,071,687
Value of shares redeemed	(11,976,029)	(5,024,908)
Change in net assets resulting from capital transactions	(13)	46,779
Change in net assets	(27,942)	24,821
NET ASSETS:
Beginning of period	83,651	58,830
End of period	$55,709	$83,651
SHARE TRANSACTIONS:
Issued	2,387,986	885,089
Redeemed	(2,391,732)	(878,991)
Change in shares	(3,746)	6,098

See accompanying notes to the financial statements.

182 :: ProFund VP Short Dow 30 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008
Net Asset Value, Beginning of Period	$5.34	$6.15	$7.88	$31.84	$26.69

Investment Activities:
Net investment income (loss)(a)	(0.08)	(0.09)	(0.11)	(0.25)	(0.25)
Net realized and unrealized gains (losses) on investments	(0.59)	(0.72)	(1.62)	(6.49)	6.91
Total income (loss) from investment activities	(0.67)	(0.81)	(1.73)	(6.74)	6.66

Distributions to Shareholders From:
Net investment income	—	—	—	—	(1.51)
Net realized gains on investments	—	—	—	(17.17)	—
Return of capital	—	—	—	(0.05)	—
Total distributions	—	—	—	(17.22)	(1.51)

Net Asset Value, End of Period	$4.67	$5.34	$6.15	$7.88	$31.84

Total Return	(12.55)%	(13.17)%	(21.86)%	(25.39)%	25.51%

Ratios to Average Net Assets:
Gross expenses	5.27%	5.03%	2.21%	2.48%	1.98%
Net expenses	1.68%	1.68%	1.68%	1.66%	1.63%
Net investment income (loss)	(1.58)%	(1.65)%	(1.57)%	(1.59)%	(0.79)%

Supplemental Data:
Net assets, end of period (000’s)	$56	$84	$59	$139	$232
Portfolio turnover rate(b)	—	—	—	—	—

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

Management Discussion of Fund Performance :: ProFund VP Short NASDAQ-100 :: 183

ProFund VP Short NASDAQ-100 seeks daily investment results that, before fees and expenses, correspond to the inverse (-1x) of the daily performance of the NASDAQ-100® Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended December 31, 2012, the Fund had a total return of -18.79%. For the same period, the Index had a total return of 18.35%(1) and a volatility of 15.45%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.(2)

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Index. The Index represents the largest non-financial domestic and international issues listed on The NASDAQ Stock Market. To be eligible for inclusion companies cannot be in bankruptcy proceedings and must meet certain additional criteria including minimum trading volume and “seasoning” requirements. The Index is calculated under a modified capitalization-weighted methodology.

During the year ended December 31, 2012, the Fund invested in swap agreements and futures contracts as a substitute for shorting stocks in order to gain inverse exposure to the Index. These derivatives generally tracked the performance of their underlying reference asset, but included trading spreads that negatively impacted Fund performance during the period. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Short NASDAQ-100 from December 31, 2002 to December 31, 2012, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/12

Fund	One Year	Five Year	Ten Year
ProFund VP Short NASDAQ-100	-18.79%	-12.81%	-13.05%
NASDAQ-100 Index	18.35%	5.89%	11.12%

Expense Ratios**

Fund	Gross	Net
ProFund VP Short NASDAQ-100	1.80%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2012. Contractual fee waivers are in effect through April 30, 2013.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(11)%
Swap Agreements	(89)%
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Short NASDAQ-100 primarily invests in non-equity securities, which may include; swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

NASDAQ-100 Index – Composition

% of Index
Technology	49%
Communications	29%
Consumer, Non-cyclical	15%
Consumer, Cyclical	6%
Industrial	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)         The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

184 :: ProFund VP Short NASDAQ-100 :: Financial Statements

Schedule of Portfolio Investments :: December 31, 2012

Repurchase Agreements(a)(b) (102.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.05%—0.10%, dated 12/31/12, due 1/2/13, total to be received $7,731,019	$7,731,000	$7,731,000
TOTAL REPURCHASE AGREEMENTS (Cost $7,731,000)		7,731,000
TOTAL INVESTMENT SECURITIES (Cost $7,731,000)—102.8%		7,731,000
Net other assets (liabilities)—(2.8)%		(210,344)
NET ASSETS—100.0%		$7,520,656

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2012, the aggregate amount held in a segregated account was $984,000.

(b)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini NASDAQ-100 Futures Contracts expiring 3/18/13 (Underlying notional amount at value $796,800)	15	$2,492

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100 Index	$(4,656,117)	$(56,963)
Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100 Index	(2,047,408)	(21,927)
		$(78,890)

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Short NASDAQ-100 :: 185

Statement of Assets and Liabilities
December 31, 2012

ASSETS:
Total Investment Securities, at cost	$7,731,000
Repurchase agreements, at value	7,731,000
Total Investment Securities, at value	7,731,000
Cash	703
Segregated cash balances with brokers	28,575
Segregated cash balances with custodian	599
Interest receivable	19
Receivable for capital shares issued	33,906
Prepaid expenses	53
TOTAL ASSETS	7,794,855

LIABILITIES:
Payable for capital shares redeemed	155,639
Unrealized loss on swap agreements	78,890
Variation margin on futures contracts	16,575
Advisory fees payable	1,429
Management services fees payable	191
Administration fees payable	237
Administrative services fees payable	2,601
Distribution fees payable	2,649
Trustee fees payable	5
Transfer agency fees payable	831
Fund accounting fees payable	544
Compliance services fees payable	55
Other accrued expenses	14,553
TOTAL LIABILITIES	274,199
NET ASSETS	$7,520,656

NET ASSETS CONSIST OF:
Capital	$14,390,543
Accumulated net realized gains (losses) on investments	(6,793,489)
Net unrealized appreciation (depreciation) on investments	(76,398)
NET ASSETS	$7,520,656

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,094,853

Net Asset Value (offering and redemption price per share)	$6.87

Statement of Operations
For the Year Ended December 31, 2012

INVESTMENT INCOME:
Interest	$8,199

EXPENSES:
Advisory fees	58,541
Management services fees	7,805
Administration fees	3,928
Transfer agency fees	6,140
Administrative services fees	21,065
Distribution fees	19,514
Custody fees	7,915
Fund accounting fees	8,405
Trustee fees	213
Compliance services fees	85
Printing fees	8,075
Other fees	8,312
Total Gross Expenses before reductions	149,998
Less Expenses reduced by the Advisor	(16,399)
TOTAL NET EXPENSES	133,599
NET INVESTMENT INCOME (LOSS)	(125,400)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on futures contracts	(280,398)
Net realized gains (losses) on swap agreements	(1,562,458)
Change in net unrealized appreciation/depreciation on investments	(156,833)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(1,999,689)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,125,089)

See accompanying notes to the financial statements.

186 :: ProFund VP Short NASDAQ-100 :: Financial Statements

Statements of Changes in Net Assets

	Year Ended December 31, 2012	Year Ended December 31, 2011
FROM INVESTMENT ACTIVITES:
OPERATIONS:
Net investment income (loss)	$(125,400)	$(184,710)
Net realized gains (losses) on investments	(1,842,856)	(2,231,582)
Change in net unrealized appreciation/depreciation on investments	(156,833)	28,209
Change in net assets resulting from operations	(2,125,089)	(2,388,083)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	186,064,674	279,999,602
Value of shares redeemed	(187,554,203)	(275,896,127)
Change in net assets resulting from capital transactions	(1,489,529)	4,103,475
Change in net assets	(3,614,618)	1,715,392
NET ASSETS:
Beginning of period	11,135,274	9,419,882
End of period	$7,520,656	$11,135,274
SHARE TRANSACTIONS:
Issued	26,190,235	31,768,382
Redeemed	(26,410,999)	(31,449,791)
Change in shares	(220,764)	318,591

See accompanying notes to the financial statements.

Financial Highlights :: ProFund VP Short NASDAQ-100 :: 187

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008
Net Asset Value, Beginning of Period	$8.46	$9.45	$11.99	$20.28	$14.18

Investment Activities:
Net investment income (loss)(a)	(0.11)	(0.15)	(0.17)	(0.24)	0.07
Net realized and unrealized gains (losses) on investments	(1.48)	(0.84)	(2.37)	(8.00)	6.59
Total income (loss) from investment activities	(1.59)	(0.99)	(2.54)	(8.24)	6.66

Distributions to Shareholders From:
Net investment income	—	—	—	(0.05)	(0.56)

Net Asset Value, End of Period	$6.87	$8.46	$9.45	$11.99	$20.28

Total Return	(18.79)%	(10.48)%	(21.18)%	(40.66)%	48.16%

Ratios to Average Net Assets:
Gross expenses	1.89%	1.80%	1.81%	1.81%	1.76%
Net expenses	1.68%	1.68%	1.68%	1.67%	1.63%
Net investment income (loss)	(1.58)%	(1.65)%	(1.56)%	(1.57)%	0.41%

Supplemental Data:
Net assets, end of period (000’s)	$7,521	$11,135	$9,420	$12,034	$16,297
Portfolio turnover rate(b)	—	—	—	—	—

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

188 :: ProFund VP Short International :: Management Discussion of Fund Performance

ProFund VP Short International seeks daily investment results that, before fees and expenses, correspond to the inverse (-1x) of the daily performance of the Morgan Stanley Capital International Europe, Australasia and Far East (“MSCI EAFE”) Index (the “Index”). Since the foreign markets are not open when this Fund values its shares, it determines its success in meeting this daily investment objective by comparing its daily return on a given day with the market price performance of related futures contracts traded in the United States. The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended December 31, 2012, the Fund had a total return of -20.15%. For the same period, the Index had a total return of 17.90%(1) and a volatility of 15.48%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the U.S.-traded MSCI EAFE futures contract.(2)

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Index. The Index is a free-float adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. The Index has constituent companies from the following 22 countries: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The Index levels and the price of the related futures contracts are expressed in U.S. Dollar terms and as such they should generally reflect the relative movement of the U.S. Dollar against the basket of foreign currencies represented by the constituent companies in the Index.

During the year ended December 31, 2012, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse exposure to the Index. These derivatives generally tracked the performance of their underlying reference asset, but included trading spreads that negatively impacted Fund performance during the period. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Short International from August 31, 2007 to December 31, 2012, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/12

Fund	One Year	Five Year	Since Inception
ProFund VP Short International	-20.15%	-7.75%	-7.64%
MSCI EAFE Index	17.90%	-3.21%	-2.38%

Expense Ratios**

Fund	Gross	Net
ProFund VP Short International	1.83%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2012. Contractual fee waivers are in effect through April 30, 2013.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100)%
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Short International primarily invests in non-equity securities, which may include; swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

MSCI EAFE Index – Composition

% of Index
Financials	23%
Industrials	13%
Consumer Staples	12%
Consumer Discretionary	11%
Materials	10%
Health Care	10%
Energy	8%
Telecommunication Services	5%
Information Technology	4%
Utilities	4%

Country Composition
United Kingdom	23%
Japan	20%
France	10%
Australia	9%
Germany	9%
Other	29%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)         The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the U.S.-traded MSCI EAFE futures contract and the performance of the daily total return of the NAV of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP Short International :: 189

Schedule of Portfolio Investments :: December 31, 2012

Repurchase Agreements(a)(b) (107.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.05%—0.10%, dated 12/31/12, due 1/2/13, total to be received $1,787,004	$1,787,000	$1,787,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,787,000)		1,787,000
TOTAL INVESTMENT SECURITIES (Cost $1,787,000)—107.1%		1,787,000
Net other assets (liabilities)—(7.1)%		(117,939)
NET ASSETS—100.0%		$1,669,061

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2012, the aggregate amount held in a segregated account was $497,000.

(b)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the MSCI EAFE Index	$(134,017)	$(575)
Equity Index Swap Agreement with UBS AG, based on the MSCI EAFE Index	(1,535,508)	(8,235)
		$(8,810)

See accompanying notes to the financial statements.

190 :: ProFund VP Short International :: Financial Statements

Statement of Assets and Liabilities
December 31, 2012

ASSETS:
Total Investment Securities, at cost	$1,787,000
Repurchase agreements, at value	1,787,000
Total Investment Securities, at value	1,787,000
Cash	927
Interest receivable	4
Prepaid expenses	13
TOTAL ASSETS	1,787,944

LIABILITIES:
Payable for capital shares redeemed	102,549
Unrealized loss on swap agreements	8,810
Advisory fees payable	808
Management services fees payable	108
Administration fees payable	68
Administrative services fees payable	1,039
Distribution fees payable	1,138
Transfer agency fees payable	237
Fund accounting fees payable	156
Compliance services fees payable	15
Other accrued expenses	3,955
TOTAL LIABILITIES	118,883
NET ASSETS	$1,669,061

NET ASSETS CONSIST OF:
Capital	$3,313,445
Accumulated net realized gains (losses) on investments	(1,635,574)
Net unrealized appreciation (depreciation) on investments	(8,810)
NET ASSETS	$1,669,061

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	102,526

Net Asset Value (offering and redemption price per share)	$16.28

Statement of Operations
For the Year Ended December 31, 2012

INVESTMENT INCOME:
Interest	$2,216

EXPENSES:
Advisory fees	15,749
Management services fees	2,100
Administration fees	998
Transfer agency fees	1,568
Administrative services fees	4,635
Distribution fees	5,250
Custody fees	5,667
Fund accounting fees	2,144
Trustee fees	57
Compliance services fees	24
Printing fees	2,348
Other fees	1,343
Total Gross Expenses before reductions	41,883
Less Expenses reduced by the Advisor	(6,603)
TOTAL NET EXPENSES	35,280
NET INVESTMENT INCOME (LOSS)	(33,064)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on swap agreements	(519,653)
Change in net unrealized appreciation/depreciation on investments	2,033
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(517,620)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(550,684)

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Short International :: 191

Statements of Changes in Net Assets

	Year Ended December 31, 2012	Year Ended December 31, 2011
FROM INVESTMENT ACTIVITES:
OPERATIONS:
Net investment income (loss)	$(33,064)	$(36,809)
Net realized gains (losses) on investments	(519,653)	(186,041)
Change in net unrealized appreciation/depreciation on investments	2,033	8,187
Change in net assets resulting from operations	(550,684)	(214,663)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments	(72,322)	—
Change in net assets resulting from distributions	(72,322)	—
CAPITAL TRANSACTIONS:
Proceeds from shares issued	14,810,607	24,245,607
Dividends reinvested	72,322	—
Value of shares redeemed	(15,336,938)	(22,497,926)
Change in net assets resulting from capital transactions	(454,009)	1,747,681
Change in net assets	(1,077,015)	1,533,018
NET ASSETS:
Beginning of period	2,746,076	1,213,058
End of period	$1,669,061	$2,746,076
SHARE TRANSACTIONS:
Issued	772,741	1,170,089
Reinvested	3,593	—
Redeemed	(805,073)	(1,097,855)
Change in shares	(28,739)	72,234

See accompanying notes to the financial statements.

192 :: ProFund VP Short International :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008
Net Asset Value, Beginning of Period	$20.92	$20.55	$24.09	$40.60	$29.39

Investment Activities:
Net investment income (loss)(a)	(0.30)	(0.34)	(0.38)	(0.56)	(0.25)
Net realized and unrealized gains (losses) on investments	(3.82)	0.71 (b)	(3.16)	(11.65)	11.48
Total income (loss) from investment activities	(4.12)	0.37	(3.54)	(12.21)	11.23

Distributions to Shareholders From:
Net investment income	—	—	—	—	(0.02)
Net realized gains on investments	(0.52)	—	—	(4.30)	—
Total distributions	(0.52)	—	—	(4.30)	(0.02)

Net Asset Value, End of Period	$16.28	$20.92	$20.55	$24.09	$40.60

Total Return	(20.15)%	1.80%	(14.69)%	(30.28)%	38.23%

Ratios to Average Net Assets:
Gross expenses	2.00%	1.83%	1.87%	1.75%	1.77%
Net expenses	1.68%	1.68%	1.68%	1.66%	1.63%
Net investment income (loss)	(1.58)%	(1.65)%	(1.57)%	(1.55)%	(0.62)%

Supplemental Data:
Net assets, end of period (000’s)	$1,669	$2,746	$1,213	$2,270	$4,943
Portfolio turnover rate(c)	—	—	—	—	—

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)          Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

Management Discussion of Fund Performance :: ProFund VP Short Emerging Markets :: 193

ProFund VP Short Emerging Markets seeks daily investment results that, before fees and expenses, correspond to the inverse (-1x) of the daily performance of the Bank of New York Mellon Emerging Markets 50 ADR Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended December 31, 2012, the Fund had a total return of -13.04%. For the same period, the Index had a total return of 8.60%(1) and a volatility of 19.81%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.(2)

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Index. The Index is a free-float adjusted capitalization-weighted index. The Index is designed to track the performance of a basket of companies who have their primary equity listing on a stock exchange of an emerging market country and who also have Depositary Receipts that trade on a U.S. exchange or on NASDAQ. The Index consists of companies from the following emerging market countries: Argentina, Brazil, Chile, China, Colombia, India, Indonesia, Mexico, Peru, Russia, South Africa, South Korea and Taiwan. The Index is expressed in U.S. Dollar terms and as such should generally reflect the relative movement of the U.S. Dollar against the basket of foreign currencies represented by the constituent companies in the Index.

During the year ended December 31, 2012, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse exposure to the Index. These derivatives generally tracked the performance of their underlying reference asset, but included trading spreads that negatively impacted Fund performance during the period. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Short Emerging Markets from August 31, 2007 to December 31, 2012, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/12

Fund	One Year	Five Year	Since Inception
ProFund VP Short Emerging Markets	-13.04%	-11.85%	-14.50%
Bank of New York Mellon Emerging Markets 50 ADR Index	8.60%	-3.56%	-0.23%

Expense Ratios**

Fund	Gross	Net
ProFund VP Short Emerging Markets	1.93%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2012. Contractual fee waivers are in effect through April 30, 2013.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100)%
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Short Emerging Markets primarily invests in non-equity securities, which may include; swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Bank of New York Mellon Emerging Markets 50 ADR Index – Composition

% of Index
Communications	22%
Energy	19%
Basic Materials	19%
Financial	17%
Technology	9%
Consumer, Non-cyclical	9%
Utilities	2%
Industrial	2%
Consumer, Cyclical	1%

Country Composition
Brazil	33%
China	23%
Mexico	9%
South Korea	9%
Taiwan	8%
Other	18%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)         The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

194 :: ProFund VP Short Emerging Markets :: Financial Statements

Schedule of Portfolio Investments :: December 31, 2012

Repurchase Agreements(a)(b) (101.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.05%—0.10%, dated 12/31/12, due 1/2/13, total to be received $1,303,003	$1,303,000	$1,303,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,303,000)		1,303,000
TOTAL INVESTMENT SECURITIES (Cost $1,303,000)—101.7%		1,303,000
Net other assets (liabilities)—(1.7)%		(21,494)
NET ASSETS—100.0%		$1,281,506

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2012, the aggregate amount held in a segregated account was $574,000.

(b)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Bank of New York Mellon Emerging Markets 50 ADR Index	$(213,166)	$(2,432)
Equity Index Swap Agreement with UBS AG, based on the Bank of New York Mellon Emerging Markets 50 ADR Index	(1,067,931)	(12,547)
		$(14,979)

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Short Emerging Markets :: 195

Statement of Assets and Liabilities
December 31, 2012

ASSETS:
Total Investment Securities, at cost	$1,303,000
Repurchase agreements, at value	1,303,000
Total Investment Securities, at value	1,303,000
Cash	123
Interest receivable	3
Receivable for capital shares issued	124
Prepaid expenses	11
TOTAL ASSETS	1,303,261

LIABILITIES:
Unrealized loss on swap agreements	14,979
Advisory fees payable	515
Management services fees payable	69
Administration fees payable	57
Administrative services fees payable	856
Distribution fees payable	947
Transfer agency fees payable	196
Fund accounting fees payable	130
Compliance services fees payable	13
Other accrued expenses	3,993
TOTAL LIABILITIES	21,755
NET ASSETS	$1,281,506

NET ASSETS CONSIST OF:
Capital	$2,622,761
Accumulated net realized gains (losses) on investments	(1,326,276)
Net unrealized appreciation (depreciation) on investments	(14,979)
NET ASSETS	$1,281,506

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	98,613

Net Asset Value (offering and redemption price per share)	$13.00

Statement of Operations
For the Year Ended December 31, 2012

INVESTMENT INCOME:
Interest	$1,969

EXPENSES:
Advisory fees	13,593
Management services fees	1,812
Administration fees	858
Transfer agency fees	1,357
Administrative services fees	3,962
Distribution fees	4,531
Custody fees	5,504
Fund accounting fees	1,857
Trustee fees	48
Compliance services fees	22
Printing fees	2,007
Other fees	1,721
Total Gross Expenses before reductions	37,272
Less Expenses reduced by the Advisor	(6,824)
TOTAL NET EXPENSES	30,448
NET INVESTMENT INCOME (LOSS)	(28,479)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on swap agreements	(239,461)
Change in net unrealized appreciation/depreciation on investments	(20,877)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(260,338)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(288,817)

See accompanying notes to the financial statements.

196 :: ProFund VP Short Emerging Markets :: Financial Statements

Statements of Changes in Net Assets

	Year Ended December 31, 2012	Year Ended December 31, 2011
FROM INVESTMENT ACTIVITES:
OPERATIONS:
Net investment income (loss)	$(28,479)	$(30,938)
Net realized gains (losses) on investments	(239,461)	(82,212)
Change in net unrealized appreciation/depreciation on investments	(20,877)	65,119
Change in net assets resulting from operations	(288,817)	(48,031)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	16,570,979	25,524,899
Value of shares redeemed	(16,920,413)	(25,977,707)
Change in net assets resulting from capital transactions	(349,434)	(452,808)
Change in net assets	(638,251)	(500,839)
NET ASSETS:
Beginning of period	1,919,757	2,420,596
End of period	$1,281,506	$1,919,757
SHARE TRANSACTIONS:
Issued	1,191,367	1,804,818
Redeemed	(1,221,141)	(1,855,628)
Change in shares	(29,774)	(50,810)

See accompanying notes to the financial statements.

Financial Highlights :: ProFund VP Short Emerging Markets :: 197

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008
Net Asset Value, Beginning of Period	$14.95	$13.51	$16.56	$32.29	$24.44

Investment Activities:
Net investment income (loss)(a)	(0.22)	(0.23)	(0.25)	(0.38)	(0.11)
Net realized and unrealized gains (losses) on investments	(1.73)	1.67 (b)	(2.80)	(15.35)	7.99
Total income (loss) from investment activities	(1.95)	1.44	(3.05)	(15.73)	7.88

Distributions to Shareholders From:
Net investment income	—	—	—	—	(0.03)

Net Asset Value, End of Period	$13.00	$14.95	$13.51	$16.56	$32.29

Total Return	(13.04)%	10.66%	(18.42)%	(48.71)%	32.23%

Ratios to Average Net Assets:
Gross expenses	2.06%	1.93%	1.79%	1.86%	1.81%
Net expenses	1.68%	1.68%	1.68%	1.66%	1.63%
Net investment income (loss)	(1.57)%	(1.64)%	(1.56)%	(1.54)%	(0.36)%

Supplemental Data:
Net assets, end of period (000’s)	$1,282	$1,920	$2,421	$1,071	$3,940
Portfolio turnover rate(c)	—	—	—	—	—

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gain and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)          Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

198 :: ProFund VP UltraShort Dow 30 :: Management Discussion of Fund Performance

ProFund VP UltraShort Dow 30 seeks daily investment results that, before fees and expenses, correspond to twice the inverse (-2x) of the daily performance of the Dow Jones Industrial Average (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended December 31, 2012, the Fund had a total return of -23.27%. For the same period, the Index had a total return of 10.24%(1) and a volatility of 11.77%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the Index.(2)

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as twice the inverse of the daily return of the Index. The Index is a price-weighted index maintained by editors of The Wall Street Journal. The Index includes 30 large-cap, “blue-chip” U.S. stocks, excluding utility and transportation companies. Components are selected through a discretionary process with no pre-determined criteria except that components should be established U.S. companies that are leaders in their industries, have an excellent reputation, demonstrate sustained growth, are of interest to a large number of investors, and accurately represents the sectors covered by the average. The Index is not limited to traditionally defined industrial stocks. Instead, the Index serves as a measure of the entire U.S. market, covering such diverse industries as financial services, technology, retail, entertainment, and consumer goods. Composition changes are rare, and generally occur only after corporate acquisitions or other dramatic shifts in a component’s core business. When such an event necessitates that one component be replaced, the entire Index is reviewed.

During the year ended December 31, 2012, the Fund invested in swap agreements and futures contracts as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying reference asset, but included trading spreads that negatively impacted Fund performance during the period. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP UltraShort Dow 30 from September 14, 2006 to December 31, 2012, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/12

Fund	One Year	Five Year	Since Inception
ProFund VP UltraShort Dow 30	-23.27%	-22.86%	-21.69%
Dow Jones Industrial Average	10.24%	2.62%	4.86%

Expense Ratios**

Fund	Gross	Net
ProFund VP UltraShort Dow 30	2.10%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2012. Contractual fee waivers are in effect through April 30, 2013.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200)%
Total Exposure	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP UltraShort Dow 30 primarily invests in non-equity securities, which may include; swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Dow Jones Industrial Average — Composition

% of Index
Industrial	21%
Consumer, Non-cyclical	17%
Technology	15%
Consumer, Cyclical	13%
Energy	11%
Financial	11%
Communications	9%
Basic Materials	3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)         The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP UltraShort Dow 30 :: 199

Schedule of Portfolio Investments :: December 31, 2012

Repurchase Agreements(a)(b) (108.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.05%—0.10%, dated 12/31/12, due 1/2/13, total to be received $285,001	$285,000	$285,000
TOTAL REPURCHASE AGREEMENTS (Cost $285,000)		285,000
TOTAL INVESTMENT SECURITIES (Cost $285,000)—108.7%		285,000
Net other assets (liabilities)—(8.7)%		(22,918)
NET ASSETS—100.0%		$262,082

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2012, the aggregate amount held in a segregated account was $191,000.

(b)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Industrial Average	$(164,616)	$(337)
Equity Index Swap Agreement with Goldman Sachs International, based on the SPDR Dow Jones Industrial Average ETF	(293,921)	(788)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones Industrial Average	(66,242)	(49)
		$(1,174)

See accompanying notes to the financial statements.

200 :: ProFund VP UltraShort Dow 30 :: Financial Statements

Statement of Assets and Liabilities
December 31, 2012

ASSETS:
Total Investment Securities, at cost	$285,000
Repurchase agreements, at value	285,000
Total Investment Securities, at value	285,000
Cash	769
Receivable from Advisor	133
Prepaid expenses	2
TOTAL ASSETS	285,904

LIABILITIES:
Payable for capital shares redeemed	20,561
Unrealized loss on swap agreements	1,174
Administration fees payable	14
Administrative services fees payable	165
Distribution fees payable	182
Transfer agency fees payable	49
Fund accounting fees payable	33
Compliance services fees payable	3
Other accrued expenses	1,641
TOTAL LIABILITIES	23,822
NET ASSETS	$262,082

NET ASSETS CONSIST OF:
Capital	$1,162,559
Accumulated net realized gains (losses) on investments	(899,303)
Net unrealized appreciation (depreciation) on investments	(1,174)
NET ASSETS	$262,082

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	78,823

Net Asset Value (offering and redemption price per share)	$3.32

Statement of Operations
For the Year Ended December 31, 2012

INVESTMENT INCOME:
Interest	$476

EXPENSES:
Advisory fees	3,572
Management services fees	477
Administration fees	226
Transfer agency fees	355
Administrative services fees	734
Distribution fees	1,191
Custody fees	5,557
Fund accounting fees	486
Trustee fees	16
Compliance services fees	3
Other fees	704
Total Gross Expenses before reductions	13,321
Less Expenses reduced by the Advisor	(5,319)
TOTAL NET EXPENSES	8,002
NET INVESTMENT INCOME (LOSS)	(7,526)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on futures contracts	(10,109)
Net realized gains (losses) on swap agreements	(144,644)
Change in net unrealized appreciation/depreciation on investments	(1,876)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(156,629)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(164,155)

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP UltraShort Dow 30 :: 201

Statements of Changes in Net Assets

	Year Ended December 31, 2012	Year Ended December 31, 2011
FROM INVESTMENT ACTIVITES:
OPERATIONS:
Net investment income (loss)	$(7,526)	$(17,319)
Net realized gains (losses) on investments	(154,753)	(366,173)
Change in net unrealized appreciation/depreciation on investments	(1,876)	3,544
Change in net assets resulting from operations	(164,155)	(379,948)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	16,625,772	88,427,267
Value of shares redeemed	(16,521,661)	(88,231,079)
Change in net assets resulting from capital transactions	104,111	196,188
Change in net assets	(60,044)	(183,760)
NET ASSETS:
Beginning of period	322,126	505,886
End of period	$262,082	$322,126
SHARE TRANSACTIONS:
Issued	4,464,716	16,723,501
Redeemed	(4,460,139)	(16,732,595)
Change in shares	4,577	(9,094)

See accompanying notes to the financial statements.

202 :: ProFund VP UltraShort Dow 30 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010		Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008
Net Asset Value, Beginning of Period	$4.34	$6.07	$9.17		$20.70	$23.18

Investment Activities:
Net investment income (loss)(a)	(0.06)	(0.09)	(0.12)		(0.21)	0.11
Net realized and unrealized gains (losses) on investments	(0.96)	(1.64)	(2.98)		(8.95)	10.79
Total income (loss) from investment activities	(1.02)	(1.73)	(3.10)		(9.16)	10.90

Distributions to Shareholders From:
Net investment income	—	—	—		(0.01)	(0.46)
Net realized gains on investments	—	—	—		(2.36)	(12.92)
Total distributions	—	—	—		(2.37)	(13.38)

Net Asset Value, End of Period	$3.32	$4.34	$6.07		$9.17	$20.70

Total Return	(23.27)%	(28.50)%	(33.73)%		(46.08)%	39.37%

Ratios to Average Net Assets:
Gross expenses	2.80%	2.10%	1.84%		1.89%	1.85%
Net expenses	1.68%	1.67%	1.69	%(b)	1.66%	1.63%
Net investment income (loss)	(1.58)%	(1.64)%	(1.58)%		(1.59)%	0.40%

Supplemental Data:
Net assets, end of period (000’s)	$262	$322	$506		$464	$264
Portfolio turnover rate(c)	—	—	—		—	—

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         The expense ratio does not correlate to the applicable expense limits in place during the period due to the timing of the net expense accrual relative to sales and purchases of fund shares during the period.

(c)          Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

Management Discussion of Fund Performance :: ProFund VP UltraShort NASDAQ-100 :: 203

ProFund VP UltraShort NASDAQ-100 seeks daily investment results that, before fees and expenses, correspond to twice the inverse (-2x) of the daily performance of the NASDAQ-100® Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended December 31, 2012, the Fund had a total return of -35.22%. For the same period, the Index had a total return of 18.35%(1) and a volatility of 15.45%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the Index.(2)

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as twice the inverse of the daily return of the Index. The Index represents the largest non-financial domestic and international issues listed on The NASDAQ Stock Market. To be eligible for inclusion companies cannot be in bankruptcy proceedings and must meet certain additional criteria including minimum trading volume and “seasoning” requirements. The Index is calculated under a modified capitalization-weighted methodology.

During the year ended December 31, 2012, the Fund invested in swap agreements and futures contracts as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying reference asset, but included trading spreads that negatively impacted Fund performance during the period. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP UltraShort NASDAQ-100 from September 14, 2006 to December 31, 2012, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/12

Fund	One Year	Five Year	Since Inception
ProFund VP UltraShort NASDAQ-100	-35.22%	-27.94%	-28.14%
NASDAQ-100 Index	18.35%	5.89%	7.54%

Expense Ratios**

Fund	Gross	Net
ProFund VP UltraShort NASDAQ-100	2.04%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2012. Contractual fee waivers are in effect through April 30, 2013.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(18)%
Swap Agreements	(180)%
Total Exposure	(198)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP UltraShort NASDAQ-100 primarily invests in non-equity securities, which may include; swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

NASDAQ-100 Index – Composition

% of Index
Technology	49%
Communications	29%
Consumer, Non-cyclical	15%
Consumer, Cyclical	6%
Industrial	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)         The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

204 :: ProFund VP UltraShort NASDAQ-100 :: Financial Statements

Schedule of Portfolio Investments :: December 31, 2012

Repurchase Agreements(a)(b) (109.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.05%—0.10%, dated 12/31/12, due 1/2/13, total to be received $1,572,004	$1,572,000	$1,572,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,572,000)		1,572,000
TOTAL INVESTMENT SECURITIES (Cost $1,572,000)—109.1%		1,572,000
Net other assets (liabilities)—(9.1)%		(130,516)
NET ASSETS—100.0%		$1,441,484

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2012, the aggregate amount held in a segregated account was $583,000.

(b)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini NASDAQ-100 Futures Contracts expiring 3/18/13 (Underlying notional amount at value $265,600)	5	$165

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100 Index	$(385,023)	$(5,099)
Equity Index Swap Agreement with Goldman Sachs International, based on the PowerShares QQQ	(1,822,866)	(19,839)
Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100 Index	(389,949)	(8,595)
		$(33,533)

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP UltraShort NASDAQ-100 :: 205

Statement of Assets and Liabilities
December 31, 2012

ASSETS:
Total Investment Securities, at cost	$1,572,000
Repurchase agreements, at value	1,572,000
Total Investment Securities, at value	1,572,000
Cash	105
Segregated cash balances with brokers	9,525
Interest receivable	4
Receivable for capital shares issued	172,584
Receivable from Advisor	443
Prepaid expenses	9
TOTAL ASSETS	1,754,670

LIABILITIES:
Payable for capital shares redeemed	267,438
Unrealized loss on swap agreements	33,533
Variation margin on futures contracts	5,525
Administration fees payable	72
Administrative services fees payable	926
Distribution fees payable	1,132
Transfer agency fees payable	239
Fund accounting fees payable	166
Compliance services fees payable	14
Other accrued expenses	4,141
TOTAL LIABILITIES	313,186
NET ASSETS	$1,441,484

NET ASSETS CONSIST OF:
Capital	$2,973,213
Accumulated net realized gains (losses) on investments	(1,498,361)
Net unrealized appreciation (depreciation) on investments	(33,368)
NET ASSETS	$1,441,484
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	393,767
Net Asset Value (offering and redemption price per share)	$3.66

Statement of Operations
For the Year Ended December 31, 2012

INVESTMENT INCOME:
Interest	$2,197

EXPENSES:
Advisory fees	15,244
Management services fees	2,032
Administration fees	1,052
Transfer agency fees	1,658
Administrative services fees	3,767
Distribution fees	5,081
Custody fees	6,150
Fund accounting fees	2,269
Trustee fees	59
Compliance services fees	35
Other fees	3,404
Total Gross Expenses before reductions	40,751
Less Expenses reduced by the Advisor	(6,606)
TOTAL NET EXPENSES	34,145
NET INVESTMENT INCOME (LOSS)	(31,948)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on futures contracts	(41,177)
Net realized gains (losses) on swap agreements	(571,621)
Change in net unrealized appreciation/depreciation on investments	(78,535)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(691,333)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(723,281)

See accompanying notes to the financial statements.

206 :: ProFund VP UltraShort NASDAQ-100 :: Financial Statements

Statements of Changes in Net Assets

	Year Ended December 31, 2012	Year Ended December 31, 2011
FROM INVESTMENT ACTIVITES:
OPERATIONS:
Net investment income (loss)	$(31,948)	$(25,964)
Net realized gains (losses) on investments	(612,798)	(793,090)
Change in net unrealized appreciation/depreciation on investments	(78,535)	27,256
Change in net assets resulting from operations	(723,281)	(791,798)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	97,684,568	92,726,585
Value of shares redeemed	(96,710,137)	(92,505,703)
Change in net assets resulting from capital transactions	974,431	220,882
Change in net assets	251,150	(570,916)
NET ASSETS:
Beginning of period	1,190,334	1,761,250
End of period	$1,441,484	$1,190,334
SHARE TRANSACTIONS:
Issued	24,716,859	14,832,348
Redeemed	(24,533,684)	(14,864,257)
Change in shares	183,175	(31,909)

See accompanying notes to the financial statements.

Financial Highlights :: ProFund VP UltraShort NASDAQ-100 :: 207

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008
Net Asset Value, Beginning of Period	$5.65	$7.26	$12.30	$34.30	$18.97

Investment Activities:
Net investment income (loss)(a)	(0.06)	(0.10)	(0.15)	(0.29)	0.06
Net realized and unrealized gains (losses) on investments	(1.93)	(1.51)	(4.89)	(21.71)	15.43
Total income (loss) from investment activities	(1.99)	(1.61)	(5.04)	(22.00)	15.49

Distributions to Shareholders From:
Net investment income	—	—	—	— (b)	(0.16)

Net Asset Value, End of Period	$3.66	$5.65	$7.26	$12.30	$34.30

Total Return	(35.22)%	(22.18)%	(41.02)%	(64.10)%	82.06%

Ratios to Average Net Assets:
Gross expenses	2.01%	2.04%	1.74%	1.82%	1.87%
Net expenses	1.68%	1.67%	1.61%	1.68%	1.63%
Net investment income (loss)	(1.57)%	(1.64)%	(1.49)%	(1.59)%	0.24%

Supplemental Data:
Net assets, end of period (000’s)	$1,441	$1,190	$1,761	$385	$647
Portfolio turnover rate(c)	—	—	—	—	—

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Amount is less than $0.005.

(c)          Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

208 :: ProFund VP Banks :: Management Discussion of Fund Performance

ProFund VP Banks seeks daily investment results that, before fees and expenses, correspond to the daily performance of the Dow Jones U.S. Banks Index (the “Index”). For the year ended December 31, 2012, the Fund had a total return of 33.40%. For the same period, the Index had a total return of 36.00%(1) and a volatility of 22.82%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as the daily return of the Index. The Index measures the performance of the banking sector of the U.S. equity market. Component companies include regional and major U.S. domiciled banks engaged in a wide range of financial services, including retail banking, loans, and money transmissions.

During the year ended December 31, 2012, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain exposure to the Index. These derivatives generally tracked the performance of their underlying reference asset, but included trading spreads that negatively impacted Fund performance during the period. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Banks from December 31, 2002 to December 31, 2012, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/12

Fund	One Year	Five Year	Ten Year
ProFund VP Banks	33.40%	-11.65%	-4.18%
Dow Jones U.S. Banks Index	36.00%	-9.32%	-1.74%
S&P 500	16.00%	1.66%	7.10%

Expense Ratios**

Fund	Gross	Net
ProFund VP Banks	1.92%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2012. Contractual fee waivers are in effect through April 30, 2013.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	65%
Swap Agreements	35%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Wells Fargo & Co.	12.7%
J.P. Morgan Chase & Co.	12.7%
Bank of America Corp.	9.5%
Citigroup, Inc.	8.7%
U.S. Bancorp	4.5%

Dow Jones U.S. Banks Index – Composition

The Dow Jones U.S. Banks Index is comprised of a single sector.

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)         The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the Index. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the net asset value of the Fund.

(3)         The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP Banks :: 209

Schedule of Portfolio Investments :: December 31, 2012

Common Stocks (65.0%)

	Shares	Value
Associated Banc-Corp. (Banks)	1,092	$14,327
Astoria Financial Corp. (Savings & Loans)	546	5,111
BancorpSouth, Inc. (Banks)	546	7,939
Bank of America Corp. (Banks)	67,626	784,462
Bank of Hawaii Corp. (Banks)	312	13,744
BB&T Corp. (Banks)	4,368	127,152
BOK Financial Corp. (Banks)	156	8,496
CapitalSource, Inc. (Banks)	1,326	10,051
Capitol Federal Financial, Inc. (Savings & Loans)	858	10,030
Cathay Bancorp, Inc. (Banks)	468	9,126
Citigroup, Inc. (Banks)	18,408	728,221
City National Corp. (Banks)	312	15,450
Comerica, Inc. (Banks)	1,170	35,498
Commerce Bancshares, Inc. (Banks)	468	16,408
Cullen/Frost Bankers, Inc. (Banks)	390	21,165
East West Bancorp, Inc. (Banks)	858	18,438
F.N.B. Corp. (Banks)	858	9,112
Fifth Third Bancorp (Banks)	5,616	85,307
First Financial Bankshares, Inc. (Banks)	156	6,086
First Horizon National Corp. (Banks)	1,561	15,465
First Midwest Bancorp, Inc. (Banks)	468	5,859
First Niagara Financial Group, Inc. (Savings & Loans)	2,184	17,319
First Republic Bank (Banks)	390	12,784
FirstMerit Corp. (Banks)	702	9,961
Fulton Financial Corp. (Banks)	1,248	11,993
Glacier Bancorp, Inc. (Banks)	468	6,884
Hancock Holding Co. (Banks)	546	17,330
Hudson City Bancorp, Inc. (Savings & Loans)	2,964	24,097
Huntington Bancshares, Inc. (Banks)	5,382	34,391
IBERIABANK Corp. (Banks)	156	7,663
International Bancshares Corp. (Banks)	312	5,632
J.P. Morgan Chase & Co. (Banks)	23,868	1,049,475
KeyCorp (Banks)	5,850	49,257
M&T Bank Corp. (Banks)	780	76,807
MB Financial, Inc. (Banks)	312	6,162
National Penn Bancshares, Inc. (Banks)	780	7,270
New York Community Bancorp (Savings & Loans)	2,730	35,763
Old National Bancorp (Banks)	624	7,407
PacWest Bancorp (Banks)	234	5,799
Park National Corp. (Banks)	78	5,041
People’s United Financial, Inc. (Savings & Loans)	2,184	26,405
PNC Financial Services Group (Banks)	3,354	195,572
Popular, Inc.* (Banks)	624	12,973
PrivateBancorp, Inc. (Banks)	390	5,975
Prosperity Bancshares, Inc. (Banks)	312	13,104
Provident Financial Services, Inc. (Savings & Loans)	312	4,655
Regions Financial Corp. (Banks)	8,892	63,311
Signature Bank* (Banks)	312	22,258
SunTrust Banks, Inc. (Banks)	3,354	95,086
Susquehanna Bancshares, Inc. (Banks)	1,170	12,262
SVB Financial Group* (Banks)	312	17,463
Synovus Financial Corp. (Banks)	4,914	12,039
TCF Financial Corp. (Banks)	1,014	12,320
Texas Capital Bancshares, Inc.* (Banks)	234	10,488
TFS Financial Corp.* (Savings & Loans)	468	4,502
Trustmark Corp. (Banks)	390	8,759
U.S. Bancorp (Banks)	11,778	376,189
UMB Financial Corp. (Banks)	234	10,259
Umpqua Holdings Corp. (Banks)	702	8,277
United Bankshares, Inc. (Banks)	312	7,588
Valley National Bancorp (Banks)	1,248	11,606
Washington Federal, Inc. (Savings & Loans)	702	11,843
Webster Financial Corp. (Banks)	468	9,617
Wells Fargo & Co. (Banks)	30,732	1,050,419
Westamerica Bancorp (Banks)	156	6,644
Wintrust Financial Corp. (Banks)	234	8,588
Zions Bancorp (Banks)	1,170	25,038
TOTAL COMMON STOCKS (Cost $3,643,833)		5,381,722

Repurchase Agreements(a)(NM)

	Principal Amount
UMB Bank N.A., 0.09%, dated 12/31/12, due 1/2/13, total to be received $1,000	$1,000	$1,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,000)		1,000
TOTAL INVESTMENT SECURITIES (Cost $3,644,833)—65.0%		5,382,722
Net other assets (liabilities)—35.0%		2,902,174
NET ASSETS—100.0%		$8,284,896

*                 Non-income producing security

(a)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

NM         Not meaningful, amount is less than 0.05%.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Banks Index	$2,899,652	$(348)

ProFund VP Banks invested in the following industries as of December 31, 2012:

	Value	% of Net Assets
Banks	$5,241,997	63.3%
Savings & Loans	139,725	1.7%
Other**	2,903,174	35.0%
Total	$8,284,896	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

210 :: ProFund VP Banks :: Financial Statements

Statement of Assets and Liabilities
December 31, 2012

ASSETS:
Total Investment Securities, at cost	$3,644,833
Securities, at value	5,381,722
Repurchase agreements, at value	1,000
Total Investment Securities, at value	5,382,722
Cash	915
Dividends and interest receivable	5,763
Receivable for capital shares issued	156,578
Receivable for investments sold	2,759,461
Prepaid expenses	49
TOTAL ASSETS	8,305,488

LIABILITIES:
Payable for capital shares redeemed	258
Unrealized loss on swap agreements	348
Advisory fees payable	3,513
Management services fees payable	469
Administration fees payable	300
Administrative services fees payable	2,738
Distribution fees payable	2,458
Trustee fees payable	6
Transfer agency fees payable	1,013
Fund accounting fees payable	688
Compliance services fees payable	57
Other accrued expenses	8,744
TOTAL LIABILITIES	20,592
NET ASSETS	$8,284,896

NET ASSETS CONSIST OF:
Capital	$24,109,344
Accumulated net investment income (loss)	35,696
Accumulated net realized gains (losses) on investments	(17,597,685)
Net unrealized appreciation (depreciation) on investments	1,737,541
NET ASSETS	$8,284,896
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	667,162
Net Asset Value (offering and redemption price per share)	$12.42

Statement of Operations
For the Year Ended December 31, 2012

INVESTMENT INCOME:
Dividends	$136,134
Interest	44
TOTAL INVESTMENT INCOME	136,178

EXPENSES:
Advisory fees	44,858
Management services fees	5,981
Administration fees	2,802
Transfer agency fees	4,448
Administrative services fees	19,098
Distribution fees	14,953
Custody fees	10,456
Fund accounting fees	6,540
Trustee fees	138
Compliance services fees	96
Other fees	9,050
Total Gross Expenses before reductions	118,420
Less Expenses reduced by the Advisor	(17,938)
TOTAL NET EXPENSES	100,482
NET INVESTMENT INCOME (LOSS)	35,696

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(594,370)
Net realized gains (losses) on swap agreements	85,668
Change in net unrealized appreciation/depreciation on investments	1,045,692
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	536,990
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$572,686

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Banks :: 211

Statements of Changes in Net Assets

	Year Ended December 31, 2012	Year Ended December 31, 2011
FROM INVESTMENT ACTIVITES:
OPERATIONS:
Net investment income (loss)	$35,696	$(15,656)
Net realized gains (losses) on investments	(508,702)	501,288
Change in net unrealized appreciation/depreciation on investments	1,045,692	(1,793,679)
Change in net assets resulting from operations	572,686	(1,308,047)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	38,390,918	30,774,419
Value of shares redeemed	(33,163,989)	(33,986,165)
Change in net assets resulting from capital transactions	5,226,929	(3,211,746)
Change in net assets	5,799,615	(4,519,793)
NET ASSETS:
Beginning of period	2,485,281	7,005,074
End of period	$8,284,896	$2,485,281
Accumulated net investment income (loss)	$35,696	$—
SHARE TRANSACTIONS:
Issued	3,419,241	2,891,636
Redeemed	(3,019,050)	(3,175,679)
Change in shares	400,191	(284,043)

See accompanying notes to the financial statements.

212 :: ProFund VP Banks :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008
Net Asset Value, Beginning of Period	$9.31	$12.71	$11.74	$12.76	$24.30

Investment Activities:
Net investment income (loss)(a)	0.07	(0.04)	(0.11)	0.01	0.63
Net realized and unrealized gains (losses) on investments	3.04	(3.36)	1.09	(0.51)	(11.96)
Total income (loss) from investment activities	3.11	(3.40)	0.98	(0.50)	(11.33)

Distributions to Shareholders From:
Net investment income	—	—	(0.01)	(0.51)	(0.21)
Net realized gains on investments	—	—	—	(0.01)	—
Total distributions	—	—	(0.01)	(0.52)	(0.21)

Net Asset Value, End of Period	$12.42	$9.31	$12.71	$11.74	$12.76

Total Return	33.40%	(26.75)%	8.34%	(4.24)%	(46.91)%

Ratios to Average Net Assets:
Gross expenses	1.98%	1.92%	1.89%	1.88%	1.87%
Net expenses	1.68%	1.68%	1.68%	1.67%	1.63%
Net investment income (loss)	0.60%	(0.31)%	(0.89)%	0.06%	3.46%

Supplemental Data:
Net assets, end of period (000’s)	$8,285	$2,485	$7,005	$7,033	$18,015
Portfolio turnover rate(b)	786%	716%	559%	913%	997%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

Management Discussion of Fund Performance :: ProFund VP Basic Materials :: 213

ProFund VP Basic Materials seeks daily investment results that, before fees and expenses, correspond to the daily performance of the Dow Jones U.S. Basic Materials Index (the “Index”). For the year ended December 31, 2012, the Fund had a total return of 8.49%. For the same period, the Index had a total return of 10.49%(1) and a volatility of 19.61%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities that, in combination, should have similar daily return characteristics as the daily return of the Index. The Index measures the performance of the basic materials industry of the U.S. equity market. Component companies are involved in the production of aluminum, steel, non-ferrous metals, commodity chemicals, specialty chemicals, forest products, paper products, as well as the mining of precious metals and coal.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Basic Materials from December 31, 2002 to December 31, 2012, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/12

Fund	One Year	Five Year	Ten Year
ProFund VP Basic Materials	8.49%	-1.43%	7.63%
Dow Jones U.S. Basic Materials Index	10.49%	0.21%	9.78%
S&P 500	16.00%	1.66%	7.10%

Expense Ratios**

Fund	Gross	Net
ProFund VP Basic Materials	1.78%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2012. Contractual fee waivers are in effect through April 30, 2013.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
E.I. du Pont de Nemours & Co.	8.9%
The Dow Chemical Co.	8.3%
Freeport-McMoRan Copper & Gold, Inc.	7.0%
Praxair, Inc.	6.9%
Newmont Mining Corp.	4.9%

Dow Jones U.S. Basic Materials Index – Composition

% of Index
Chemicals	64%
Industrial Metals	18%
Mining	13%
Forestry and Paper	5%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)         The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the Index. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the net asset value of the Fund.

(3)         The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

214 :: ProFund VP Basic Materials :: Financial Statements

Schedule of Portfolio Investments :: December 31, 2012

Common Stocks (99.5%)

	Shares	Value
Air Products & Chemicals, Inc. (Chemicals)	11,005	$924,640
Airgas, Inc. (Chemicals)	3,720	339,599
Albemarle Corp. (Chemicals)	4,650	288,858
Alcoa, Inc. (Mining)	55,335	480,308
Allegheny Technologies, Inc. (Iron/Steel)	5,580	169,409
Allied Nevada Gold Corp.* (Mining)	4,185	126,094
Alpha Natural Resources, Inc.* (Coal)	11,470	111,718
Arch Coal, Inc. (Coal)	11,005	80,557
Ashland, Inc. (Chemicals)	3,875	311,589
Avery Dennison Corp. (Household Products/Wares)	5,115	178,616
Cabot Corp. (Chemicals)	3,100	123,349
Carpenter Technology Corp. (Iron/Steel)	2,325	120,040
Celanese Corp.—Series A (Chemicals)	8,215	365,814
CF Industries Holdings, Inc. (Chemicals)	3,255	661,286
Chemtura Corp.* (Chemicals)	5,115	108,745
Cliffs Natural Resources, Inc. (Iron/Steel)	7,440	286,886
Coeur d’Alene Mines Corp.* (Mining)	4,650	114,390
Commercial Metals Co. (Metal Fabricate/Hardware)	6,045	89,829
Compass Minerals International, Inc. (Mining)	1,705	127,381
CONSOL Energy, Inc. (Coal)	11,780	378,137
Cytec Industries, Inc. (Chemicals)	2,325	160,030
Domtar Corp. (Forest Products & Paper)	1,860	155,347
E.I. du Pont de Nemours & Co. (Chemicals)	48,360	2,174,748
Eastman Chemical Co. (Chemicals)	7,905	537,935
FMC Corp. (Chemicals)	7,130	417,248
Freeport-McMoRan Copper & Gold, Inc. (Mining)	49,135	1,680,416
Fuller (H.B.) Co. (Chemicals)	2,635	91,751
Hecla Mining Co. (Mining)	14,725	85,847
Huntsman Corp. (Chemicals)	9,920	157,728
International Flavors & Fragrances, Inc. (Chemicals)	4,185	278,470
International Paper Co. (Forest Products & Paper)	22,785	907,755
Intrepid Potash, Inc. (Chemicals)	2,790	59,399
Kaiser Aluminum Corp. (Mining)	930	57,372
LyondellBasell Industries N.V.—Class A (Chemicals)	19,685	1,123,816
Minerals Technologies, Inc. (Chemicals)	1,860	74,251
Molycorp, Inc.* (Mining)	4,960	46,822
NewMarket Corp. (Chemicals)	620	162,564
Newmont Mining Corp. (Mining)	25,730	1,194,901
Nucor Corp. (Iron/Steel)	16,430	709,447
Olin Corp. (Chemicals)	4,185	90,354
Peabody Energy Corp. (Coal)	13,950	371,210
PolyOne Corp. (Chemicals)	4,650	94,953
Polypore International, Inc.* (Miscellaneous Manufacturing)	2,480	115,320
PPG Industries, Inc. (Chemicals)	7,905	1,069,942
Praxair, Inc. (Chemicals)	15,345	1,679,509
Reliance Steel & Aluminum Co. (Iron/Steel)	3,875	240,638
Resolute Forest Products, Inc.* (Forest Products & Paper)	5,270	69,775
Rockwood Holdings, Inc. (Chemicals)	4,030	199,324
Royal Gold, Inc. (Mining)	3,410	277,267
RPM, Inc. (Chemicals)	6,820	200,235
Schulman (A.), Inc. (Chemicals)	1,550	44,842
Sensient Technologies Corp. (Chemicals)	2,635	93,701
Sigma-Aldrich Corp. (Chemicals)	6,200	456,196
Steel Dynamics, Inc. (Iron/Steel)	11,315	155,355
Stillwater Mining Co.* (Mining)	6,045	77,256
The Dow Chemical Co. (Chemicals)	62,155	2,008,849
The Mosaic Co. (Chemicals)	14,415	816,321
United States Steel Corp. (Iron/Steel)	7,440	177,593
W.R. Grace & Co.* (Chemicals)	3,720	250,096
Walter Energy, Inc. (Coal)	3,255	116,789
Worthington Industries, Inc. (Metal Fabricate/Hardware)	2,790	72,512
TOTAL COMMON STOCKS (Cost $10,848,044)		24,141,129

Repurchase Agreements(a) (0.1%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.05%—0.10%, dated 12/31/12, due 1/2/13, total to be received $15,000	$15,000	$15,000
TOTAL REPURCHASE AGREEMENTS (Cost $15,000)		15,000
TOTAL INVESTMENT SECURITIES (Cost $10,863,044)—99.6%		24,156,129
Net other assets (liabilities)—0.4%		100,382
NET ASSETS—100.0%		$24,256,511

*                 Non-income producing security

(a)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ProFund VP Basic Materials invested in the following industries as of December 31, 2012:

	Value	% of Net Assets
Chemicals	$15,366,142	63.2%
Coal	1,058,411	4.4%
Forest Products & Paper	1,132,877	4.7%
Household Products/Wares	178,616	0.7%
Iron/Steel	1,859,368	7.7%
Metal Fabricate/Hardware	162,341	0.7%
Mining	4,268,054	17.6%
Miscellaneous Manufacturing	115,320	0.5%
Other**	115,382	0.5%
Total	$24,256,511	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Basic Materials :: 215

Statement of Assets and Liabilities
December 31, 2012

ASSETS:
Total Investment Securities, at cost	$10,863,044
Securities, at value	24,141,129
Repurchase agreements, at value	15,000
Total Investment Securities, at value	24,156,129
Cash	639
Dividends and interest receivable	16,942
Receivable for capital shares issued	162,368
Prepaid expenses	231
TOTAL ASSETS	24,336,309

LIABILITIES:
Payable for capital shares redeemed	8,927
Advisory fees payable	9,111
Management services fees payable	1,215
Administration fees payable	885
Administrative services fees payable	9,893
Distribution fees payable	9,036
Trustee fees payable	18
Transfer agency fees payable	2,894
Fund accounting fees payable	2,028
Compliance services fees payable	219
Other accrued expenses	35,572
TOTAL LIABILITIES	79,798
NET ASSETS	$24,256,511

NET ASSETS CONSIST OF:
Capital	$33,065,818
Accumulated net investment income (loss)	216,398
Accumulated net realized gains (losses) on investments	(22,318,790)
Net unrealized appreciation (depreciation) on investments	13,293,085
NET ASSETS	$24,256,511
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	513,068
Net Asset Value (offering and redemption price per share)	$47.28

Statement of Operations
For the Year Ended December 31, 2012

INVESTMENT INCOME:
Dividends	$683,033
Interest	60
Foreign tax withholding	(11,355)
TOTAL INVESTMENT INCOME	671,738

EXPENSES:
Advisory fees	203,277
Management services fees	27,103
Administration fees	13,382
Transfer agency fees	21,014
Administrative services fees	82,475
Distribution fees	67,759
Custody fees	7,203
Fund accounting fees	29,138
Trustee fees	757
Compliance services fees	333
Printing fees	30,894
Other fees	27,128
Total Gross Expenses before reductions	510,463
Less Expenses reduced by the Advisor	(55,123)
TOTAL NET EXPENSES	455,340
NET INVESTMENT INCOME (LOSS)	216,398

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	3,370,887
Change in net unrealized appreciation/depreciation on investments	(1,641,056)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	1,729,831
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$1,946,229

See accompanying notes to the financial statements.

216 :: ProFund VP Basic Materials :: Financial Statements

Statements of Changes in Net Assets

	Year Ended December 31, 2012	Year Ended December 31, 2011
FROM INVESTMENT ACTIVITES:
OPERATIONS:
Net investment income (loss)	$216,398	$81,925
Net realized gains (losses) on investments	3,370,887	7,124,933
Change in net unrealized appreciation/depreciation on investments	(1,641,056)	(16,212,662)
Change in net assets resulting from operations	1,946,229	(9,005,804)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(81,925)	(81,685)
Change in net assets resulting from distributions	(81,925)	(81,685)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	27,004,510	49,484,306
Dividends reinvested	81,925	81,685
Value of shares redeemed	(34,885,553)	(89,648,532)
Change in net assets resulting from capital transactions	(7,799,118)	(40,082,541)
Change in net assets	(5,934,814)	(49,170,030)
NET ASSETS:
Beginning of period	30,191,325	79,361,355
End of period	$24,256,511	$30,191,325
Accumulated net investment income (loss)	$216,398	$81,925
SHARE TRANSACTIONS:
Issued	583,812	952,088
Reinvested	1,760	1,504
Redeemed	(763,462)	(1,783,814)
Change in shares	(177,890)	(830,222)

See accompanying notes to the financial statements.

Financial Highlights :: ProFund VP Basic Materials :: 217

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008
Net Asset Value, Beginning of Period	$43.69	$52.17	$40.45	$25.02	$51.69

Investment Activities:
Net investment income (loss)(a)	0.37	0.08	0.06	0.26	0.14
Net realized and unrealized gains (losses) on investments	3.35	(8.51)	11.89	15.34	(26.65)
Total income (loss) from investment activities	3.72	(8.43)	11.95	15.60	(26.51)

Distributions to Shareholders From:
Net investment income	(0.13)	(0.05)	(0.23)	(0.17)	(0.16)

Net Asset Value, End of Period	$47.28	$43.69	$52.17	$40.45	$25.02

Total Return	8.49%	(16.15)%	29.69%	62.38%	(51.42)%

Ratios to Average Net Assets:
Gross expenses	1.88%	1.78%	1.76%	1.82%	1.73%
Net expenses	1.68%	1.68%	1.68%	1.67%	1.63%
Net investment income (loss)	0.80%	0.15%	0.15%	0.78%	0.28%

Supplemental Data:
Net assets, end of period (000’s)	$24,257	$30,191	$79,361	$72,106	$24,636
Portfolio turnover rate(b)	56%	53%	134%	180%	191%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

218 :: ProFund VP Biotechnology :: Management Discussion of Fund Performance

ProFund VP Biotechnology seeks daily investment results that, before fees and expenses, correspond to the daily performance of the Dow Jones U.S. Biotechnology Index (the “Index”). For the year ended December 31, 2012, the Fund had a total return of 40.71%. For the same period, the Index had a total return of 43.44%(1) and a volatility of 17.99%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as the daily return of the Index. The Index measures the performance of the biotechnology subsector of the U.S. equity market. Component companies engage in the research and development of biological substances for drug discovery and diagnostic development. These companies derive most of their revenue from the sale or licensing of drugs and diagnostic tools.

During the year ended December 31, 2012, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain exposure to the Index. These derivatives generally tracked the performance of their underlying reference asset, but included trading spreads that negatively impacted Fund performance during the period. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Biotechnology from December 31, 2002 to December 31, 2012, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/12

Fund	One Year	Five Year	Ten Year
ProFund VP Biotechnology	40.71%	10.73%	11.18%
Dow Jones U.S. Biotechnology Index	43.44%	12.67%	13.41%
S&P 500	16.00%	1.66%	7.10%

Expense Ratios**

Fund	Gross	Net
ProFund VP Biotechnology	1.76%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2012. Contractual fee waivers are in effect through April 30, 2013.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	66%
Swap Agreements	34%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Amgen, Inc.	12.9%
Gilead Sciences, Inc.	10.8%
AbbVie, Inc.	10.4%
Biogen Idec, Inc.	6.7%
Celgene Corp.	6.4%

Dow Jones U.S. Biotechnology Index – Composition

The Dow Jones U.S. Biotechnology Index is comprised of a single sector.

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)         The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the Index. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the net asset value of the Fund.

(3)         The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP Biotechnology :: 219

Schedule of Portfolio Investments :: December 31, 2012

Common Stocks (65.5%)

	Shares	Value
AbbVie, Inc.* (Pharmaceuticals)	71,136	$2,430,005
Acorda Therapeutics, Inc.* (Biotechnology)	1,755	43,629
Alexion Pharmaceuticals, Inc.* (Biotechnology)	8,775	823,183
Amgen, Inc. (Biotechnology)	34,515	2,979,334
Arena Pharmaceuticals, Inc.* (Biotechnology)	9,828	88,649
Biogen Idec, Inc.* (Biotechnology)	10,647	1,561,595
BioMarin Pharmaceutical, Inc.* (Pharmaceuticals)	5,616	276,588
Celgene Corp.* (Biotechnology)	19,071	1,501,269
Charles River Laboratories International, Inc.* (Biotechnology)	2,223	83,296
Cubist Pharmaceuticals, Inc.* (Biotechnology)	2,925	123,026
Gilead Sciences, Inc.* (Biotechnology)	34,047	2,500,752
Illumina, Inc.* (Biotechnology)	5,499	305,689
Incyte Corp.* (Biotechnology)	5,850	97,169
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	4,563	47,729
Life Technologies Corp.* (Biotechnology)	7,722	378,996
Medivation, Inc.* (Pharmaceuticals)	3,393	173,586
Myriad Genetics, Inc.* (Biotechnology)	3,627	98,836
Nektar Therapeutics* (Pharmaceuticals)	5,148	38,147
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	3,042	229,762
PDL BioPharma, Inc. (Biotechnology)	6,318	44,542
Pharmacyclics, Inc.* (Pharmaceuticals)	2,223	128,712
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	3,393	580,441
Seattle Genetics, Inc.* (Biotechnology)	4,680	108,576
Techne Corp. (Healthcare-Products)	1,521	103,945
United Therapeutics Corp.* (Biotechnology)	2,106	112,503
Vertex Pharmaceuticals, Inc.* (Biotechnology)	9,711	407,279
TOTAL COMMON STOCKS (Cost $8,705,389)		15,267,238

Repurchase Agreements(a) (0.3%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.05%–0.10%, dated 12/31/12, due 1/2/13, total to be received $65,000	$65,000	$65,000
TOTAL REPURCHASE AGREEMENTS (Cost $65,000)		65,000
TOTAL INVESTMENT SECURITIES (Cost $8,770,389)—65.8%		15,332,238
Net other assets (liabilities)—34.2%		7,973,366
NET ASSETS—100.0%		$23,305,604

*                 Non-income producing security

(a)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Biotechnology Index	$7,949,046	$(954)

ProFund VP Biotechnology invested in the following industries as of December 31, 2012:

	Value	% of Net Assets
Biotechnology	$11,838,764	50.9%
Healthcare-Products	103,945	0.4%
Pharmaceuticals	3,324,529	14.2%
Other**	8,038,366	34.5%
Total	$23,305,604	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

220 :: ProFund VP Biotechnology :: Financial Statements

Statement of Assets and Liabilities
December 31, 2012

ASSETS:
Total Investment Securities, at cost	$8,770,389
Securities, at value	15,267,238
Repurchase agreements, at value	65,000
Total Investment Securities, at value	15,332,238
Cash	216
Receivable for capital shares issued	28,684
Receivable for investments sold	13,699,416
Prepaid expenses	90
TOTAL ASSETS	29,060,644

LIABILITIES:
Payable for investments purchased	4,611,333
Payable for capital shares redeemed	1,083,055
Unrealized loss on swap agreements	954
Advisory fees payable	13,232
Management services fees payable	1,764
Administration fees payable	908
Administrative services fees payable	8,698
Distribution fees payable	9,415
Trustee fees payable	19
Transfer agency fees payable	2,841
Fund accounting fees payable	2,080
Compliance services fees payable	143
Other accrued expenses	20,598
TOTAL LIABILITIES	5,755,040
NET ASSETS	$23,305,604

NET ASSETS CONSIST OF:
Capital	$22,206,249
Accumulated net realized gains (losses) on investments	(5,461,540)
Net unrealized appreciation (depreciation) on investments	6,560,895
NET ASSETS	$23,305,604

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	679,597

Net Asset Value (offering and redemption price per share)	$34.29

Statement of Operations
For the Year Ended December 31, 2012

INVESTMENT INCOME:
Dividends	$82,340
Interest	149
TOTAL INVESTMENT INCOME	82,489

EXPENSES:
Advisory fees	127,462
Management services fees	16,995
Administration fees	7,994
Transfer agency fees	12,619
Administrative services fees	48,976
Distribution fees	42,487
Custody fees	5,043
Fund accounting fees	17,510
Trustee fees	372
Compliance services fees	277
Other fees	25,709
Total Gross Expenses before reductions	305,444
Less Expenses reduced by the Advisor	(19,931)
TOTAL NET EXPENSES	285,513
NET INVESTMENT INCOME (LOSS)	(203,024)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	824,633
Net realized gains (losses) on swap agreements	200,597
Change in net unrealized appreciation/depreciation on investments	3,569,222
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	4,594,452

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$4,391,428

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Biotechnology :: 221

Statements of Changes in Net Assets

	Year Ended December 31, 2012	Year Ended December 31, 2011
FROM INVESTMENT ACTIVITES:
OPERATIONS:
Net investment income (loss)	$(203,024)	$(127,461)
Net realized gains (losses) on investments	1,025,230	152,937
Change in net unrealized appreciation/depreciation on investments	3,569,222	(212,335)
Change in net assets resulting from operations	4,391,428	(186,859)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	43,494,230	25,358,571
Value of shares redeemed	(31,719,231)	(25,014,983)
Change in net assets resulting from capital transactions	11,774,999	343,588
Change in net assets	16,166,427	156,729
NET ASSETS:
Beginning of period	7,139,177	6,982,448
End of period	$23,305,604	$7,139,177
SHARE TRANSACTIONS:
Issued	1,412,524	1,043,513
Redeemed	(1,025,916)	(1,055,851)
Change in shares	386,608	(12,338)

See accompanying notes to the financial statements.

222 :: ProFund VP Biotechnology :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008
Net Asset Value, Beginning of Period	$24.37	$22.87	$21.76	$20.98	$20.60

Investment Activities:
Net investment income (loss)(a)	(0.37)	(0.34)	(0.36)	(0.32)	(0.34)
Net realized and unrealized gains (losses) on investments	10.29	1.84 (b)	1.47	1.10	0.72
Total income (loss) from investment activities	9.92	1.50	1.11	0.78	0.38

Net Asset Value, End of Period	$34.29	$24.37	$22.87	$21.76	$20.98

Total Return	40.71%	6.56%	5.10%	3.72%	1.84%

Ratios to Average Net Assets:
Gross expenses	1.79%	1.76%	1.79%	1.81%	1.75%
Net expenses	1.68%	1.68%	1.68%	1.66%	1.63%
Net investment income (loss)	(1.19)%	(1.40)%	(1.59)%	(1.54)%	(1.55)%

Supplemental Data:
Net assets, end of period (000’s)	$23,306	$7,139	$6,982	$8,031	$22,321
Portfolio turnover rate(c)	336%	324%	237%	256%	429%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)          Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

Management Discussion of Fund Performance :: ProFund VP Consumer Goods :: 223

ProFund VP Consumer Goods seeks daily investment results that, before fees and expenses, correspond to the daily performance of the Dow Jones U.S. Consumer Goods Index(1) (the “Index”). For the year ended December 31, 2012, the Fund had a total return of 10.86%. For the same period, the Index had a return of 12.80%(2) and a volatility of 10.55%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(3)

The Fund takes positions in securities that, in combination, should have similar daily return characteristics as the daily return of the Index. The Index measures the performance of consumer spending in the goods industry of the U.S. equity market. Component companies include automobiles and auto parts and tires, brewers and distillers, farming and fishing, durable and non-durable household product manufacturers, cosmetic companies, food and tobacco products, clothing accessories, and footwear.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Consumer Goods from December 31, 2002 to December 31, 2012, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/12

Fund	One Year	Five Year	Ten Year
ProFund VP Consumer Goods	10.86%	4.39%	6.84%
Dow Jones U.S. Consumer Goods Index	12.80%	6.18%	9.33%
S&P 500	16.00%	1.66%	7.10%

Expense Ratios**

Fund	Gross	Net
ProFund VP Consumer Goods	1.82%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2012. Contractual fee waivers are in effect through April 30, 2013.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	99%
Total Exposure	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Procter & Gamble Co.	11.7%
Philip Morris International, Inc.	8.8%
Coca-Cola Co.	8.8%
PepsiCo, Inc.	6.7%
Altria Group, Inc.	4.0%

Dow Jones U.S. Consumer Goods Index – Composition

% of Index
Food Producers	20%
Beverages	19%
Household Goods	19%
Tobacco	15%
Personal Goods	14%
Automobiles and Parts	10%
Leisure Goods	3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)         Prior to December 18, 2004, the index underlying the Fund’s benchmark was called the Dow Jones U.S. Consumer Non-Cyclical Sector Index and also included beverage companies, consumer service companies, durable and non-durable household product manufacturers, cosmetic companies, food products, and agriculture and tobacco products companies.

(2)         The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the Index. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(3)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the net asset value of the Fund.

(4)         The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

224 :: ProFund VP Consumer Goods :: Financial Statements

Schedule of Portfolio Investments :: December 31, 2012

Common Stocks (99.0%)

	Shares	Value
Activision Blizzard, Inc. (Software)	3,872	$41,121
Altria Group, Inc. (Agriculture)	18,656	586,172
Archer-Daniels-Midland Co. (Agriculture)	6,072	166,312
Avon Products, Inc. (Cosmetics/Personal Care)	3,960	56,866
B&G Foods, Inc.—Class A (Food)	440	12,456
Beam, Inc. (Beverages)	1,496	91,390
BorgWarner, Inc.* (Auto Parts & Equipment)	1,056	75,631
Briggs & Stratton Corp. (Machinery-Diversified)	440	9,275
Brown-Forman Corp. (Beverages)	1,408	89,056
Brunswick Corp. (Leisure Time)	792	23,039
Bunge, Ltd. (Agriculture)	1,320	95,951
Campbell Soup Co. (Food)	1,672	58,336
Carter’s, Inc.* (Apparel)	440	24,486
Church & Dwight, Inc. (Household Products/Wares)	1,320	70,712
Clorox Co. (Household Products/Wares)	1,232	90,207
Coach, Inc. (Apparel)	2,640	146,546
Coca-Cola Co. (Beverages)	35,464	1,285,571
Coca-Cola Enterprises, Inc. (Beverages)	2,464	78,183
Colgate-Palmolive Co. (Cosmetics/Personal Care)	4,048	423,178
ConAgra Foods, Inc. (Food)	3,784	111,628
Constellation Brands, Inc.* (Beverages)	1,408	49,829
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	616	15,622
Crocs, Inc.* (Apparel)	880	12,663
D.R. Horton, Inc. (Home Builders)	2,552	50,479
Dana Holding Corp. (Auto Parts & Equipment)	1,320	20,605
Darling International, Inc.* (Environmental Control)	1,056	16,938
Dean Foods Co.* (Food)	1,672	27,605
Deckers Outdoor Corp.* (Apparel)	352	14,175
Dr. Pepper Snapple Group, Inc. (Beverages)	1,936	85,532
Electronic Arts, Inc.* (Software)	2,816	40,916
Energizer Holdings, Inc. (Electrical Components & Equipment)	528	42,229
Flowers Foods, Inc. (Food)	1,056	24,573
Ford Motor Co. (Auto Manufacturers)	35,112	454,700
Fossil, Inc.* (Distribution/Wholesale)	528	49,157
Fresh Del Monte Produce, Inc. (Food)	352	9,275
General Mills, Inc. (Food)	5,896	238,257
General Motors Co.* (Auto Manufacturers)	7,040	202,963
Gentex Corp. (Electronics)	1,320	24,842
Genuine Parts Co. (Distribution/Wholesale)	1,408	89,520
Green Mountain Coffee Roasters, Inc.* (Beverages)	1,144	47,316
Hanesbrands, Inc.* (Apparel)	880	31,522
Harley-Davidson, Inc. (Leisure Time)	2,112	103,151
Harman International Industries, Inc. (Home Furnishings)	616	27,498
Hasbro, Inc. (Toys/Games/Hobbies)	1,056	37,910
Heinz (H.J.) Co. (Food)	2,992	172,579
Herbalife, Ltd. (Pharmaceuticals)	968	31,886
Herman Miller, Inc. (Office Furnishings)	528	11,310
Hillshire Brands Co. (Food)	1,144	32,192
HNI Corp. (Office Furnishings)	440	13,226
Hormel Foods Corp. (Food)	1,232	38,451
Iconix Brand Group, Inc.* (Apparel)	616	13,749
Ingredion, Inc. (Food)	704	45,359
Jarden Corp.* (Household Products/Wares)	704	36,397
Johnson Controls, Inc. (Auto Parts & Equipment)	6,336	194,516
Kellogg Co. (Food)	2,288	127,785
Kimberly-Clark Corp. (Household Products/Wares)	3,608	304,624
Kraft Foods Group, Inc. (Food)	5,456	248,085
Lancaster Colony Corp. (Food)	176	12,177
Lear Corp. (Auto Parts & Equipment)	880	41,219
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	1,320	35,930
Lennar Corp.—Class A (Home Builders)	1,496	57,849
LKQ Corp.* (Distribution/Wholesale)	2,728	57,561
Lorillard, Inc. (Agriculture)	1,232	143,737
M.D.C. Holdings, Inc. (Home Builders)	352	12,940
Mattel, Inc. (Toys/Games/Hobbies)	3,168	116,013
McCormick & Co., Inc. (Food)	1,232	78,269
Mead Johnson Nutrition Co.—Class A (Pharmaceuticals)	1,848	121,765
Michael Kors Holdings, Ltd.* (Retail)	1,056	53,888
Mohawk Industries, Inc.* (Textiles)	528	47,768
Molson Coors Brewing Co.—Class B (Beverages)	1,408	60,248
Mondelez International, Inc.—Class A (Food)	16,368	416,894
Monsanto Co. (Chemicals)	4,928	466,435
Monster Beverage Corp.* (Beverages)	1,408	74,455
Newell Rubbermaid, Inc. (Housewares)	2,640	58,793
NIKE, Inc.—Class B (Apparel)	6,688	345,101
Nu Skin Enterprises, Inc. (Retail)	528	19,562
PepsiCo, Inc. (Beverages)	14,256	975,538
Philip Morris International, Inc. (Agriculture)	15,400	1,288,056
Polaris Industries, Inc. (Leisure Time)	616	51,836
Pool Corp. (Distribution/Wholesale)	440	18,621
Post Holdings, Inc.* (Food)	264	9,042
Procter & Gamble Co. (Cosmetics/Personal Care)	25,168	1,708,655
PulteGroup, Inc.* (Home Builders)	3,168	57,531
PVH Corp. (Retail)	616	68,382
Ralcorp Holdings, Inc.* (Food)	528	47,335
Ralph Lauren Corp. (Apparel)	528	79,158
Reynolds American, Inc. (Agriculture)	2,992	123,959
Smithfield Foods, Inc.* (Food)	1,144	24,676
Snap-on, Inc. (Hand/Machine Tools)	528	41,707
Stanley Black & Decker, Inc. (Hand/Machine Tools)	1,584	117,168
Steven Madden, Ltd.* (Apparel)	352	14,879
Take-Two Interactive Software, Inc.* (Software)	792	8,720
Tempur-Pedic International, Inc.* (Home Furnishings)	528	16,627
Tenneco, Inc.* (Auto Parts & Equipment)	528	18,538
Tesla Motors, Inc.* (Auto Manufacturers)	616	20,864
The Estee Lauder Cos., Inc.—Class A (Cosmetics/Personal Care)	2,200	131,692
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	2,288	31,597
The Hain Celestial Group, Inc.* (Food)	440	23,857
The Hershey Co. (Food)	1,408	101,686
The JM Smucker Co.—Class A (Food)	968	83,480
The Jones Group, Inc. (Apparel)	704	7,786
The Middleby Corp.* (Machinery-Diversified)	176	22,565
The Ryland Group, Inc. (Home Builders)	440	16,060

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Consumer Goods :: 225

Common Stocks, continued

	Shares	Value
The Scotts Miracle-Gro Co.—Class A (Household Products/Wares)	352	$15,506
The Warnaco Group, Inc.* (Apparel)	352	25,193
Thor Industries, Inc. (Home Builders)	440	16,469
TiVo, Inc.* (Home Furnishings)	1,144	14,094
Toll Brothers, Inc.* (Home Builders)	1,408	45,521
TreeHouse Foods, Inc.* (Food)	352	18,350
TRW Automotive Holdings Corp.* (Auto Parts & Equipment)	968	51,894
Tupperware Corp. (Household Products/Wares)	528	33,845
Tyson Foods, Inc.—Class A (Food)	2,640	51,216
Under Armour, Inc.—Class A* (Apparel)	704	34,165
Universal Corp. (Agriculture)	176	8,784
V.F. Corp. (Apparel)	792	119,568
Visteon Corp.* (Auto Parts & Equipment)	528	28,417
WABCO Holdings, Inc.* (Auto Parts & Equipment)	616	40,157
Whirlpool Corp. (Home Furnishings)	704	71,632
Wolverine World Wide, Inc. (Apparel)	440	18,031
TOTAL COMMON STOCKS (Cost $7,822,333)		14,447,013

Repurchase Agreements(a) (0.8%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.05%—0.10%, dated 12/31/12, due 1/2/13, total to be received $111,000	$111,000	$111,000
TOTAL REPURCHASE AGREEMENTS (Cost $111,000)		111,000
TOTAL INVESTMENT SECURITIES (Cost $7,933,333)—99.8%		14,558,013
Net other assets (liabilities)—0.2%		29,655
NET ASSETS—100.0%		$14,587,668

*                 Non-income producing security

(a)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ProFund VP Consumer Goods invested in the following industries as of December 31, 2012:

	Value	% of Net Assets
Agriculture	$2,412,971	16.5%
Apparel	887,022	6.1%
Auto Manufacturers	678,527	4.6%
Auto Parts & Equipment	518,196	3.5%
Beverages	2,837,118	19.4%
Chemicals	466,435	3.2%
Cosmetics/Personal Care	2,320,391	15.9%
Distribution/Wholesale	214,859	1.5%
Electrical Components & Equipment	42,229	0.3%
Electronics	24,842	0.2%
Environmental Control	16,938	0.1%
Food	2,013,563	13.9%
Hand/Machine Tools	158,875	1.0%
Home Builders	256,849	1.8%
Home Furnishings	129,851	0.9%
Household Products/Wares	551,291	3.8%
Housewares	58,793	0.4%
Leisure Time	178,026	1.2%
Machinery-Diversified	31,840	0.3%
Miscellaneous Manufacturing	35,930	0.2%
Office Furnishings	24,536	0.2%
Pharmaceuticals	153,651	1.1%
Retail	141,832	0.9%
Software	90,757	0.6%
Textiles	47,768	0.3%
Toys/Games/Hobbies	153,923	1.1%
Other**	140,655	1.0%
Total	$14,587,668	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

226 :: ProFund VP Consumer Goods :: Financial Statements

Statement of Assets and Liabilities
December 31, 2012

ASSETS:
Total Investment Securities, at cost	$7,933,333
Securities, at value	14,447,013
Repurchase agreements, at value	111,000
Total Investment Securities, at value	14,558,013
Cash	46
Dividends and interest receivable	42,977
Receivable for capital shares issued	106,491
Prepaid expenses	127
TOTAL ASSETS	14,707,654

LIABILITIES:
Payable for capital shares redeemed	75,851
Advisory fees payable	8,746
Management services fees payable	1,166
Administration fees payable	576
Administrative services fees payable	5,562
Distribution fees payable	4,485
Trustee fees payable	12
Transfer agency fees payable	1,824
Fund accounting fees payable	1,320
Compliance services fees payable	132
Other accrued expenses	20,312
TOTAL LIABILITIES	119,986
NET ASSETS	$14,587,668

NET ASSETS CONSIST OF:
Capital	$12,690,306
Accumulated net investment income (loss)	171,149
Accumulated net realized gains (losses) on investments	(4,898,467)
Net unrealized appreciation (depreciation) on investments	6,624,680
NET ASSETS	$14,587,668

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	363,409

Net Asset Value (offering and redemption price per share)	$40.14

Statement of Operations
For the Year Ended December 31, 2012

INVESTMENT INCOME:
Dividends	$459,334
Interest	40
TOTAL INVESTMENT INCOME	459,374

EXPENSES:
Advisory fees	128,672
Management services fees	17,156
Administration fees	8,084
Transfer agency fees	12,722
Administrative services fees	56,285
Distribution fees	42,891
Custody fees	11,318
Fund accounting fees	18,184
Trustee fees	449
Compliance services fees	226
Other fees	24,809
Total Gross Expenses before reductions	320,796
Less Expenses reduced by the Advisor	(32,571)
TOTAL NET EXPENSES	288,225
NET INVESTMENT INCOME (LOSS)	171,149

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	886,177
Change in net unrealized appreciation/depreciation on investments	629,018
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	1,515,195

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$1,686,344

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Consumer Goods :: 227

Statements of Changes in Net Assets

	Year Ended December 31, 2012	Year Ended December 31, 2011
FROM INVESTMENT ACTIVITES:
OPERATIONS:
Net investment income (loss)	$171,149	$167,801
Net realized gains (losses) on investments	886,177	(520,963)
Change in net unrealized appreciation/depreciation on investments	629,018	595,493
Change in net assets resulting from operations	1,686,344	242,331
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(167,801)	(190,418)
Change in net assets resulting from distributions	(167,801)	(190,418)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	26,192,515	34,528,560
Dividends reinvested	167,801	190,418
Value of shares redeemed	(31,185,280)	(36,578,883)
Change in net assets resulting from capital transactions	(4,824,964)	(1,859,905)
Change in net assets	(3,306,421)	(1,807,992)
NET ASSETS:
Beginning of period	17,894,089	19,702,081
End of period	$14,587,668	$17,894,089
Accumulated net investment income (loss)	$171,149	$167,801
SHARE TRANSACTIONS:
Issued	675,160	960,060
Reinvested	4,346	5,455
Redeemed	(806,106)	(1,045,194)
Change in shares	(126,600)	(79,679)

See accompanying notes to the financial statements.

228 :: ProFund VP Consumer Goods :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008
Net Asset Value, Beginning of Period	$36.52	$34.58	$29.63	$24.61	$35.50

Investment Activities:
Net investment income (loss)(a)	0.39	0.33	0.34	0.38	0.27
Net realized and unrealized gains (losses) on investments	3.56	2.05	4.78	4.91	(9.39)
Total income (loss) from investment activities	3.95	2.38	5.12	5.29	(9.12)

Distributions to Shareholders From:
Net investment income	(0.33)	(0.44)	(0.17)	(0.27)	(0.40)
Net realized gains on investments	—	—	—	—	(1.37)
Total distributions	(0.33)	(0.44)	(0.17)	(0.27)	(1.77)

Net Asset Value, End of Period	$40.14	$36.52	$34.58	$29.63	$24.61

Total Return	10.86%	6.94%	17.36%	21.57%	(26.71)%

Ratios to Average Net Assets:
Gross expenses	1.87%	1.82%	1.83%	1.89%	1.94%
Net expenses	1.68%	1.68%	1.68%	1.66%	1.63%
Net investment income (loss)	1.00%	0.93%	1.10%	1.46%	0.88%

Supplemental Data:
Net assets, end of period (000’s)	$14,588	$17,894	$19,702	$16,894	$8,863
Portfolio turnover rate(b)	104%	167%	245%	242%	445%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having maturity of less than one year from acquisition or derivative instruments (including swap agreements and future contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

Management Discussion of Fund Performance :: ProFund VP Consumer Services :: 229

ProFund VP Consumer Services seeks daily investment results that, before fees and expenses, correspond to the daily performance of the Dow Jones U.S. Consumer Services Index(1) (the “Index”). For the year ended December 31, 2012, the Fund had a total return of 22.10%. For the same period, the Index had a return of 24.17%(2) and a volatility of 12.44%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(3)

The Fund takes positions in securities that, in combination, should have similar daily return characteristics as the daily return of the Index. The Index measures the performance of consumer spending in the services industry of the U.S. equity market. Component companies include airlines, broadcasting and entertainment, apparel and broadline retailers, food and drug retailers, media agencies, publishing, gambling, hotels, restaurants and bars, and travel and tourism.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Consumer Services from December 31, 2002 to December 31, 2012, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/12

Fund	One Year	Five Year	Ten Year
ProFund VP Consumer Services	22.10%	7.01%	6.49%
Dow Jones U.S. Consumer Services Index	24.17%	8.76%	8.77%
S&P 500	16.00%	1.66%	7.10%

Expense Ratios**

Fund	Gross	Net
ProFund VP Consumer Services	1.94%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2012. Contractual fee waivers are in effect through April 30, 2013.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	101%
Total Exposure	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Wal-Mart Stores, Inc.	5.8%
Comcast Corp.	5.1%
The Home Depot, Inc.	4.7%
Amazon.com, Inc.	4.6%
Walt Disney Co.	4.5%

Dow Jones U.S. Consumer Services Index — Composition

% of Index
General Retailers	41%
Media	28%
Travel and Leisure	20%
Food and Drug Retailers	11%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)         Prior to December 18, 2004, the index underlying the Fund’s benchmark was called the Dow Jones U.S. Consumer Cyclical Sector Index and also included airlines, auto manufacturers, auto parts companies, tires, consumer electronics, recreational products and services, restaurants, lodging, toys, home construction, home furnishings and appliances, footwear, clothing, and fabrics companies.

(2)         The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the Index. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(3)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the net asset value of the Fund.

(4)         The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

230 :: ProFund VP Consumer Services :: Financial Statements

Schedule of Portfolio Investments :: December 31, 2012

Common Stocks (100.7%)

	Shares	Value
Aaron’s, Inc. (Commercial Services)	635	$17,958
Abercrombie & Fitch Co.—Class A (Retail)	762	36,553
Acxiom Corp.* (Software)	635	11,087
Advance Auto Parts, Inc. (Retail)	635	45,942
Aeropostale, Inc.* (Retail)	762	9,914
Alaska Air Group, Inc.* (Airlines)	635	27,362
Amazon.com, Inc.* (Internet)	3,302	829,264
AMC Networks, Inc.—A* (Media)	508	25,146
American Eagle Outfitters, Inc. (Specialty Retail)	1,651	33,862
AmerisourceBergen Corp. (Pharmaceuticals)	2,159	93,226
ANN, Inc.* (Retail)	508	17,191
Apollo Group, Inc.—Class A* (Commercial Services)	889	18,598
Arbitron, Inc. (Commercial Services)	254	11,857
Ascena Retail Group, Inc.* (Retail)	1,143	21,134
AutoNation, Inc.* (Retail)	381	15,126
AutoZone, Inc.* (Retail)	381	135,038
Avis Budget Group, Inc.* (Commercial Services)	1,016	20,138
Bally Technologies, Inc.* (Hotels, Restaurants & Leisure)	381	17,035
Bed Bath & Beyond, Inc.* (Retail)	2,159	120,710
Best Buy Co., Inc. (Retail)	2,413	28,594
Big Lots, Inc.* (Retail)	508	14,458
Bob Evans Farms, Inc. (Retail)	254	10,211
Brinker International, Inc. (Retail)	635	19,679
Cabela’s, Inc.* (Retail)	381	15,907
Cablevision Systems Corp. NY—Class A (Media)	2,032	30,358
Cardinal Health, Inc. (Pharmaceuticals)	3,175	130,746
CarMax, Inc.* (Retail)	2,159	81,049
Carnival Corp.—Class A (Leisure Time)	4,064	149,433
Casey’s General Stores, Inc. (Retail)	381	20,231
CBS Corp.—Class B (Media)	5,461	207,791
Charter Communications, Inc.—A* (Media)	381	29,047
Chemed Corp. (Commercial Services)	127	8,711
Chico’s FAS, Inc. (Specialty Retail)	1,524	28,133
Chipotle Mexican Grill, Inc.* (Retail)	254	75,555
Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)	254	8,539
Cinemark Holdings, Inc. (Entertainment)	889	23,096
Comcast Corp.—Class A (Media)	24,638	920,969
Copart, Inc.* (Commercial Services & Supplies)	1,016	29,972
Costco Wholesale Corp. (Retail)	3,937	388,857
Cracker Barrel Old Country Store, Inc. (Retail)	254	16,322
CVS Caremark Corp. (Retail)	11,557	558,781
Darden Restaurants, Inc. (Retail)	1,143	51,515
Delta Air Lines, Inc.* (Airlines)	7,874	93,464
DeVry, Inc. (Commercial Services)	508	12,055
Dick’s Sporting Goods, Inc. (Specialty Retail)	889	40,441
Dillards, Inc.—A (Multiline Retail)	254	21,278
DIRECTV* (Media)	5,588	280,295
Discovery Communications, Inc.—Class A* (Media)	2,159	137,053
DISH Network Corp.—A (Media)	2,159	78,588
Dolby Laboratories, Inc.—A (Electronic Equipment, Instruments & Components)	508	14,900
Dollar General Corp.* (Retail)	2,413	106,389
Dollar Tree, Inc.* (Retail)	2,159	87,569
Domino’s Pizza, Inc. (Retail)	508	22,123
DreamWorks Animation SKG, Inc.—Class A* (Entertainment)	635	10,522
DSW, Inc.—A (Retail)	254	16,685
Dun & Bradstreet Corp. (Software)	381	29,966
Dunkin’ Brands Group, Inc. (Food)	635	21,070
eBay, Inc.* (Internet)	10,795	550,761
Expedia, Inc. (Internet)	889	54,629
Express, Inc.* (Retail)	762	11,499
FactSet Research Systems, Inc. (Media)	381	33,551
Family Dollar Stores, Inc. (Retail)	889	56,371
Foot Locker, Inc. (Specialty Retail)	1,397	44,872
GameStop Corp.—Class A (Retail)	1,143	28,678
Gannett Co., Inc. (Media)	2,159	38,884
Genesco, Inc.* (Retail)	254	13,970
GNC Holdings, Inc.—A (Retail)	635	21,133
Group 1 Automotive, Inc. (Retail)	254	15,745
GUESS?, Inc. (Retail)	508	12,466
H & R Block, Inc. (Commercial Services)	2,540	47,167
Harris Teeter Supermarkets, Inc. (Food)	508	19,588
Hertz Global Holdings, Inc.* (Road & Rail)	2,794	45,458
Hillenbrand, Inc. (Commercial Services)	635	14,357
HSN, Inc. (Retail)	381	20,985
Hyatt Hotels Corp.—A* (Lodging)	508	19,594
IHS, Inc.—A* (Professional Services)	508	48,768
International Game Technology (Entertainment)	2,413	34,192
J.C. Penney Co., Inc. (Retail)	1,270	25,032
Jack in the Box, Inc.* (Retail)	381	10,897
JetBlue Airways Corp.* (Airlines)	2,159	12,328
John Wiley & Sons, Inc. (Media)	381	14,832
Kohls Corp. (Retail)	1,905	81,877
Kroger Co. (Food)	4,699	122,268
Lamar Advertising Co.—Class A* (Media)	508	19,685
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)	3,302	152,420
Liberty Global, Inc.—A* (Media)	2,286	143,995
Liberty Media Corp.—Liberty Capital—A* (Media)	1,016	117,866
Liberty Media Holding Corp.—Interactive Series A* (Internet & Catalog Retail)	4,826	94,976
Liberty Ventures* (Internet)	254	17,211
Life Time Fitness, Inc.* (Leisure Time)	381	18,749
Live Nation, Inc.* (Commercial Services)	1,270	11,824
Lowe’s Cos., Inc. (Retail)	10,414	369,905
Macy’s, Inc. (Retail)	3,683	143,711
Madison Square Garden, Inc.—A* (Entertainment)	508	22,530
Marriott International, Inc.—Class A (Lodging)	2,287	85,232
Marriott Vacations Worldwide Corp.* (Entertainment)	254	10,584
Matthews International Corp.—Class A (Miscellaneous Manufacturing)	254	8,153
McDonald’s Corp. (Retail)	9,271	817,794
McGraw-Hill Cos., Inc. (Media)	2,540	138,862
McKesson Corp. (Pharmaceuticals)	2,159	209,336
Meredith Corp. (Media)	381	13,125
MGM Resorts International* (Hotels, Restaurants & Leisure)	3,429	39,914
Morningstar, Inc. (Media)	254	15,959
Neilsen Holdings N.V.* (Media)	1,143	34,964
Netflix, Inc.* (Internet)	508	47,132
News Corp.—Class A (Media)	18,669	476,806
Nordstrom, Inc. (Retail)	1,397	74,740
Omnicare, Inc. (Pharmaceuticals)	1,016	36,678

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Consumer Services :: 231

Common Stocks, continued

	Shares	Value
Omnicom Group, Inc. (Advertising)	2,413	$120,553
OpenTable, Inc.* (Internet)	254	12,395
O’Reilly Automotive, Inc.* (Retail)	1,016	90,851
Orient-Express Hotels, Ltd.—Class A* (Lodging)	762	8,908
Panera Bread Co.—Class A* (Hotels, Restaurants & Leisure)	254	40,343
Papa John’s International, Inc.* (Retail)	127	6,977
Penn National Gaming, Inc.* (Hotels, Restaurants & Leisure)	635	31,185
PetSmart, Inc. (Retail)	1,016	69,433
Pier 1 Imports, Inc. (Retail)	1,016	20,320
Priceline.com, Inc.* (Internet)	508	315,570
Regal Entertainment Group—A (Media)	762	10,630
Regis Corp. (Retail)	508	8,595
Rent-A-Center, Inc. (Commercial Services)	508	17,455
Rite Aid Corp.* (Food & Staples Retailing)	6,604	8,981
Rollins, Inc. (Commercial Services)	635	13,995
Ross Stores, Inc. (Retail)	2,032	110,033
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants & Leisure)	1,270	43,180
Safeway, Inc. (Food)	2,159	39,056
Saks, Inc.* (Retail)	889	9,343
Sally Beauty Holdings, Inc.* (Specialty Retail)	1,397	32,927
Scholastic Corp. (Media)	254	7,508
Scripps Networks Interactive—Class A (Media)	762	44,135
Sears Holdings Corp. (Multiline Retail)	381	15,758
Service Corp. International (Diversified Consumer Services)	1,905	26,308
Shutterfly, Inc.* (Internet)	254	7,587
Signet Jewelers, Ltd. (Retail)	762	40,691
Sirius XM Radio, Inc. (Media)	30,353	87,720
Six Flags Entertainment Corp. (Entertainment)	508	31,090
Sotheby’s—Class A (Commercial Services)	635	21,349
Southwest Airlines Co. (Airlines)	6,858	70,226
Staples, Inc. (Retail)	6,223	70,942
Starbucks Corp. (Retail)	6,858	367,726
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	1,778	101,985
Sysco Corp. (Food)	5,461	172,895
Target Corp. (Retail)	5,969	353,186
The Buckle, Inc. (Retail)	254	11,339
The Cato Corp.—Class A (Retail)	254	6,967
The Cheesecake Factory, Inc. (Retail)	508	16,622
The Children’s Place Retail Stores, Inc.* (Retail)	254	11,250
The Fresh Market, Inc.* (Food)	381	18,322
The Gap, Inc. (Retail)	2,794	86,726
The Home Depot, Inc. (Retail)	13,843	856,189
The Interpublic Group of Cos., Inc. (Advertising)	3,937	43,386
The Limited, Inc. (Retail)	2,159	101,603
The Men’s Wearhouse, Inc. (Retail)	381	11,872
The New York Times Co.—Class A* (Media)	1,143	9,750
The Wendy’s Co. (Retail)	2,667	12,535
Tiffany & Co. (Retail)	1,143	65,540
Time Warner Cable, Inc. (Media)	2,794	271,549
Time Warner, Inc. (Media)	8,763	419,134
TJX Cos., Inc. (Retail)	6,731	285,731
Tractor Supply Co. (Specialty Retail)	635	56,108
TripAdvisor, Inc.* (Internet)	1,016	42,631
Ulta Salon, Cosmetics & Fragrance, Inc. (Retail)	508	49,916
United Continental Holdings, Inc.* (Airlines)	3,048	71,262
United Natural Foods, Inc.* (Food)	508	27,224
Urban Outfitters, Inc.* (Retail)	1,016	39,990
US Airways Group, Inc.* (Airlines)	1,524	20,574
Vail Resorts, Inc. (Entertainment)	381	20,608
Valassis Communications, Inc. (Commercial Services)	381	9,822
ValueClick, Inc.* (Internet)	635	12,325
VCA Antech, Inc.* (Pharmaceuticals)	762	16,040
Viacom, Inc.—Class B (Media)	4,318	227,731
Vitamin Shoppe, Inc.* (Retail)	254	14,569
Walgreen Co. (Retail)	8,001	296,117
Wal-Mart Stores, Inc. (Retail)	15,494	1,057,157
Walt Disney Co. (Media)	16,383	815,710
Washington Post Co.—Class B (Media)	127	46,382
WebMD Health Corp.* (Internet)	508	7,285
Weight Watchers International, Inc. (Diversified Consumer Services)	254	13,299
Whole Foods Market, Inc. (Food)	1,651	150,786
Williams-Sonoma, Inc. (Specialty Retail)	762	33,353
WMS Industries, Inc.* (Leisure Time)	508	8,890
Wyndham Worldwide Corp. (Lodging)	1,270	67,577
Wynn Resorts, Ltd. (Lodging)	762	85,717
YUM! Brands, Inc. (Retail)	4,191	278,282
TOTAL COMMON STOCKS (Cost $11,512,964)		17,977,252
TOTAL INVESTMENT SECURITIES (Cost $11,512,964)—100.7%		17,977,252
Net other assets (liabilities)—(0.7)%		(126,321)
NET ASSETS—100.0%		$17,850,931

*                 Non-income producing security

ProFund VP Consumer Services invested in the following industries as of December 31, 2012:

	Value	% of Net Assets
Advertising	$163,939	0.9%
Airlines	295,216	1.6%
Commercial Services	225,286	1.2%
Commercial Services & Supplies	29,972	0.2%
Diversified Consumer Services	39,607	0.2%
Electronic Equipment, Instruments & Components	14,900	0.1%
Entertainment	152,622	0.9%
Food	571,209	3.2%
Food & Staples Retailing	8,981	0.1%
Hotels, Restaurants & Leisure	332,616	1.9%
Internet	1,896,790	10.6%
Internet & Catalog Retail	94,976	0.5%
Leisure Time	177,072	1.0%
Lodging	369,013	2.1%
Media	4,698,025	26.3%
Miscellaneous Manufacturing	8,153	NM
Multiline Retail	37,036	0.2%
Pharmaceuticals	486,026	2.8%
Professional Services	48,768	0.2%
Retail	7,970,838	44.6%
Road & Rail	45,458	0.3%
Software	41,053	0.3%
Specialty Retail	269,696	1.5%
Other**	(126,321)	(0.7)%
Total	$17,850,931	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

232 :: ProFund VP Consumer Services :: Financial Statements

Statement of Assets and Liabilities
December 31, 2012

ASSETS:
Total Investment Securities, at cost	$11,512,964
Securities, at value	17,977,252
Total Investment Securities, at value	17,977,252
Dividends receivable	9,404
Receivable for capital shares issued	116,934
Prepaid expenses	153
TOTAL ASSETS	18,103,743

LIABILITIES:
Payable for capital shares redeemed	163,141
Cash overdraft	22,893
Advisory fees payable	13,831
Management services fees payable	1,844
Administration fees payable	764
Administrative services fees payable	8,422
Distribution fees payable	7,659
Trustee fees payable	16
Transfer agency fees payable	2,562
Fund accounting fees payable	1,751
Compliance services fees payable	164
Other accrued expenses	29,765
TOTAL LIABILITIES	252,812
NET ASSETS	$17,850,931

NET ASSETS CONSIST OF:
Capital	$12,779,613
Accumulated net investment income (loss)	69,340
Accumulated net realized gains (losses) on investments	(1,462,310)
Net unrealized appreciation (depreciation) on investments	6,464,288
NET ASSETS	$17,850,931

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	434,910

Net Asset Value (offering and redemption price per share)	$41.05

Statement of Operations
For the Year Ended December 31, 2012

INVESTMENT INCOME:
Dividends	$415,610
Interest	40
TOTAL INVESTMENT INCOME	415,650

EXPENSES:
Advisory fees	154,603
Management services fees	20,613
Administration fees	9,597
Transfer agency fees	15,128
Administrative services fees	61,672
Distribution fees	51,534
Custody fees	18,278
Fund accounting fees	21,964
Trustee fees	502
Compliance services fees	310
Other fees	39,846
Total Gross Expenses before reductions	394,047
Less Expenses reduced by the Advisor	(47,737)
TOTAL NET EXPENSES	346,310
NET INVESTMENT INCOME (LOSS)	69,340

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	215,365
Change in net unrealized appreciation/depreciation on investments	3,288,036
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	3,503,401

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$3,572,741

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Consumer Services :: 233

Statements of Changes in Net Assets

	Year Ended December 31, 2012	Year Ended December 31, 2011
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$69,340	$(588)
Net realized gains (losses) on investments	215,365	1,136,891
Change in net unrealized appreciation/depreciation on investments	3,288,036	(631,825)
Change in net assets resulting from operations	3,572,741	504,478

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments	(93,656)	—
Change in net assets resulting from distributions	(93,656)	—

CAPITAL TRANSACTIONS:
Proceeds from shares issued	48,506,775	34,549,601
Dividends reinvested	93,656	—
Value of shares redeemed	(53,022,048)	(38,336,999)
Change in net assets resulting from capital transactions	(4,421,617)	(3,787,398)
Change in net assets	(942,532)	(3,282,920)

NET ASSETS:
Beginning of period	18,793,463	22,076,383
End of period	$17,850,931	$18,793,463
Accumulated net investment income (loss)	$69,340	$—

SHARE TRANSACTIONS:
Issued	1,258,742	1,033,343
Reinvested	2,505	—
Redeemed	(1,382,926)	(1,166,502)
Change in shares	(121,679)	(133,159)

See accompanying notes to the financial statements.

234 :: ProFund VP Consumer Services :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008
Net Asset Value, Beginning of Period	$33.77	$32.01	$26.37	$20.16	$29.38

Investment Activities:
Net investment income (loss)(a)	0.13	— (b)	(0.02)	(0.01)	(0.04)
Net realized and unrealized gains (losses) on investments	7.32	1.76	5.66	6.22	(9.18)
Total income (loss) from investment activities	7.45	1.76	5.64	6.21	(9.22)

Distributions to Shareholders From:
Net realized gains on investments	(0.17)	—	—	—	—

Net Asset Value, End of Period	$41.05	$33.77	$32.01	$26.37	$20.16

Total Return	22.10%	5.50%	21.39%	30.80%	(31.38)%

Ratios to Average Net Assets:
Gross expenses	1.91%	1.94%	1.95%	2.51%	2.51%
Net expenses	1.68%	1.68%	1.68%	1.67%	1.63%
Net investment income (loss)	0.34%	— (c)	(0.08)%	(0.06)%	(0.17)%

Supplemental Data:
Net assets, end of period (000’s)	$17,851	$18,793	$22,076	$6,404	$5,283
Portfolio turnover rate(d)	182%	232%	203%	467%	983%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Amount is less than $0.005.

(c)          Amount is less than 0.005%.

(d)         Portfolio turnover rate is calculated without regard to instruments having maturity of less than one year from acquisition or derivative instruments (including swap agreements and future contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

Management Discussion of Fund Performance :: ProFund VP Financials :: 235

ProFund VP Financials seeks daily investment results that, before fees and expenses, correspond to the daily performance of the Dow Jones U.S. Financials Index (the “Index”). For the year ended December 31, 2012, the Fund had a total return of 24.73%. For the same period, the Index had a return of 26.85%(1) and a volatility of 16.21%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities that, in combination, should have similar daily return characteristics as the daily return of the Index. The Index measures the performance of the financial services industry of the U.S. equity market. Component companies include regional banks; major U.S. domiciled international banks; full line, life, and property and casualty insurance companies; companies that invest, directly or indirectly in real estate; diversified financial companies such as Fannie Mae, credit card issuers, check cashing companies, mortgage lenders and investment advisers; securities brokers and dealers including investment banks, merchant banks and online brokers; and publicly traded stock exchanges.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Financials from December 31, 2002 to December 31, 2012, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/12

Fund	One Year	Five Year	Ten Year
ProFund VP Financials	24.73%	-7.47%	-0.48%
Dow Jones U.S. Financials Index	26.85%	-6.26%	1.29%
S&P 500	16.00%	1.66%	7.10%

Expense Ratios**

Fund	Gross	Net
ProFund VP Financials	1.80%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2012. Contractual fee waivers are in effect through April 30, 2013.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Wells Fargo & Co.	6.3%
J.P. Morgan Chase & Co.	6.3%
Berkshire Hathaway, Inc.	6.2%
Bank of America Corp.	4.7%
Citigroup, Inc.	4.4%

Dow Jones U.S. Financials Index — Composition

% of Index
Banks	31%
General Financial	24%
Real Estate Investment Trusts	20%
Nonlife Insurance	19%
Life Insurance	5%
Real Estate Investment & Services	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)         The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the Index. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the net asset value of the Fund.

(3)         The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

236 :: ProFund VP Financials :: Financial Statements

Schedule of Portfolio Investments :: December 31, 2012

Common Stocks (100.3%)

	Shares	Value
ACE, Ltd. (Insurance)	3,456	$275,789
Affiliated Managers Group, Inc.* (Diversified Financial Services)	384	49,978
AFLAC, Inc. (Insurance)	4,608	244,777
Alexander & Baldwin, Inc.* (Real Estate)	384	11,278
Alexandria Real Estate Equities, Inc. (REIT)	768	53,238
Allied World Assurance Co. Holdings, Ltd. (Insurance)	384	30,259
Allstate Corp. (Insurance)	4,608	185,103
American Campus Communities, Inc. (REIT)	1,152	53,142
American Capital Agency Corp. (REIT)	3,456	100,017
American Express Co. (Diversified Financial Services)	9,216	529,735
American Financial Group, Inc. (Insurance)	768	30,351
American International Group, Inc.* (Insurance)	14,208	501,541
American Realty Capital Trust, Inc. (Investment Companies)	1,536	17,741
American Tower Corp. (REIT)	3,840	296,717
Ameriprise Financial, Inc. (Diversified Financial Services)	1,920	120,250
Annaly Mortgage Management, Inc. (REIT)	9,600	134,784
Aon PLC (Insurance)	3,072	170,803
Apartment Investment and Management Co.—Class A (REIT)	1,536	41,564
Arch Capital Group, Ltd.* (Insurance)	1,152	50,711
Argo Group International Holdings, Ltd. (Insurance)	384	12,899
ARMOUR Residential REIT, Inc. (REIT)	3,072	19,876
Arthur J. Gallagher & Co. (Insurance)	1,152	39,917
Aspen Insurance Holdings, Ltd. (Insurance)	768	24,637
Associated Banc-Corp. (Banks)	1,536	20,152
Assurant, Inc. (Insurance)	768	26,650
Assured Guaranty, Ltd. (Insurance)	1,920	27,322
Astoria Financial Corp. (Savings & Loans)	768	7,188
AvalonBay Communities, Inc. (REIT)	1,152	156,200
Axis Capital Holdings, Ltd. (Insurance)	1,152	39,905
BancorpSouth, Inc. (Banks)	768	11,167
Bank of America Corp. (Banks)	104,064	1,207,142
Bank of Hawaii Corp. (Banks)	384	16,915
Bank of New York Mellon Corp. (Banks)	11,136	286,195
BB&T Corp. (Banks)	6,912	201,208
Berkshire Hathaway, Inc.—Class B* (Insurance)	17,664	1,584,460
BioMed Realty Trust, Inc. (REIT)	1,536	29,691
BlackRock, Inc. (Diversified Financial Services)	1,152	238,129
BOK Financial Corp. (Banks)	384	20,913
Boston Properties, Inc. (REIT)	1,536	162,524
Brandywine Realty Trust (REIT)	1,536	18,724
BRE Properties, Inc.—A (REIT)	768	39,037
Brown & Brown, Inc. (Insurance)	1,152	29,330
Camden Property Trust (REIT)	768	52,385
Capital One Financial Corp. (Banks)	5,760	333,677
CapitalSource, Inc. (Banks)	1,920	14,554
Capitol Federal Financial, Inc. (Savings & Loans)	1,536	17,956
Cash America International, Inc. (Retail)	384	15,234
Cathay Bancorp, Inc. (Banks)	768	14,976
CBL & Associates Properties, Inc. (REIT)	1,536	32,579
CBOE Holdings, Inc. (Diversified Financial Services)	768	22,625
CBRE Group, Inc.—Class A* (Real Estate)	3,072	61,133
Chimera Investment Corp. (REIT)	9,984	26,058
Cincinnati Financial Corp. (Insurance)	1,536	60,150
CIT Group, Inc.* (Banks)	1,920	74,189
Citigroup, Inc. (Banks)	28,416	1,124,137
City National Corp. (Banks)	384	19,016
CME Group, Inc. (Diversified Financial Services)	3,072	155,781
CNO Financial Group, Inc. (Insurance)	2,304	21,496
Colonial Properties Trust (REIT)	768	16,412
Comerica, Inc. (Banks)	1,920	58,253
Commerce Bancshares, Inc. (Banks)	768	26,926
CommonWealth REIT (REIT)	768	12,165
Corporate Office Properties Trust (REIT)	768	19,185
Cullen/Frost Bankers, Inc. (Banks)	768	41,679
CYS Investments, Inc. (REIT)	1,536	18,140
DCT Industrial Trust, Inc. (REIT)	2,688	17,445
DDR Corp. (REIT)	2,304	36,081
DiamondRock Hospitality Co. (REIT)	1,920	17,280
Digital Realty Trust, Inc. (REIT)	1,152	78,209
Discover Financial Services (Diversified Financial Services)	4,992	192,442
Douglas Emmett, Inc. (REIT)	1,152	26,842
Duke Realty Corp. (REIT)	2,688	37,283
DuPont Fabros Technology, Inc. (REIT)	768	18,555
E*TRADE Financial Corp.* (Diversified Financial Services)	2,304	20,621
East West Bancorp, Inc. (Banks)	1,536	33,009
EastGroup Properties, Inc. (REIT)	384	20,663
Eaton Vance Corp. (Diversified Financial Services)	1,152	36,691
Endurance Specialty Holdings, Ltd. (Insurance)	384	15,241
EPR Properties (REIT)	384	17,706
Equifax, Inc. (Commercial Services)	1,152	62,346
Equity Lifestyle Properties, Inc. (REIT)	384	25,839
Equity Residential (REIT)	3,072	174,090
Erie Indemnity Co.—Class A (Insurance)	384	26,580
Essex Property Trust, Inc. (REIT)	384	56,314
Everest Re Group, Ltd. (Insurance)	384	42,221
Extra Space Storage, Inc. (REIT)	1,152	41,921
EZCORP, Inc.—Class A* (Retail)	384	7,626
F.N.B. Corp. (Banks)	1,536	16,312
Federal Realty Investment Trust (REIT)	768	79,887
Federated Investors, Inc.—Class B (Diversified Financial Services)	768	15,537
Fidelity National Title Group, Inc.—Class A (Insurance)	1,920	45,216
Fifth Third Bancorp (Banks)	8,832	134,158
First American Financial Corp. (Insurance)	1,152	27,752
First Financial Bankshares, Inc. (Banks)	384	14,980
First Horizon National Corp. (Banks)	2,304	22,836
First Midwest Bancorp, Inc. (Banks)	768	9,615
First Niagara Financial Group, Inc. (Savings & Loans)	3,456	27,406
First Republic Bank (Banks)	768	25,175
FirstMerit Corp. (Banks)	1,152	16,347
Forest City Enterprises, Inc.—Class A* (Real Estate)	1,152	18,605
Franklin Resources, Inc. (Diversified Financial Services)	1,152	144,806
Franklin Street Properties Corp. (REIT)	768	9,454
Fulton Financial Corp. (Banks)	1,920	18,451
General Growth Properties, Inc. (REIT)	4,224	83,846
Genworth Financial, Inc.—Class A* (Insurance)	4,608	34,606

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Financials :: 237

Common Stocks, continued

	Shares	Value
Glacier Bancorp, Inc. (Banks)	768	$11,297
Greenhill & Co., Inc. (Diversified Financial Services)	384	19,964
Hancock Holding Co. (Banks)	768	24,376
Hanover Insurance Group, Inc. (Insurance)	384	14,876
Hartford Financial Services Group, Inc. (Insurance)	4,224	94,787
Hatteras Financial Corp. (REIT)	768	19,054
HCC Insurance Holdings, Inc. (Insurance)	1,152	42,866
HCP, Inc. (REIT)	4,224	190,840
Health Care REIT, Inc. (REIT)	2,688	164,748
Healthcare Realty Trust, Inc. (REIT)	768	18,440
Highwoods Properties, Inc. (REIT)	768	25,690
Home Properties, Inc. (REIT)	384	23,543
Horace Mann Educators Corp. (Insurance)	384	7,665
Hospitality Properties Trust (REIT)	1,152	26,980
Host Hotels & Resorts, Inc. (REIT)	6,912	108,311
Hudson City Bancorp, Inc. (Savings & Loans)	4,608	37,463
Huntington Bancshares, Inc. (Banks)	8,448	53,983
IBERIABANK Corp. (Banks)	384	18,862
IntercontinentalExchange, Inc.* (Diversified Financial Services)	768	95,086
International Bancshares Corp. (Banks)	384	6,931
Invesco Mortgage Capital, Inc. (REIT)	1,152	22,706
Invesco, Ltd. (Diversified Financial Services)	4,224	110,204
J.P. Morgan Chase & Co. (Banks)	36,864	1,620,911
Janus Capital Group, Inc. (Diversified Financial Services)	1,920	16,358
Jefferies Group, Inc. (Diversified Financial Services)	1,152	21,393
Jones Lang LaSalle, Inc. (Real Estate)	384	32,233
Kemper Corp. (Insurance)	384	11,328
KeyCorp (Banks)	8,832	74,365
Kilroy Realty Corp. (REIT)	768	36,380
Kimco Realty Corp. (REIT)	3,840	74,189
LaSalle Hotel Properties (REIT)	768	19,500
Legg Mason, Inc. (Diversified Financial Services)	1,152	29,629
Lexington Realty Trust (REIT)	1,536	16,051
Liberty Property Trust (REIT)	1,152	41,207
Lincoln National Corp. (Insurance)	2,688	69,619
Loews Corp. (Insurance)	3,072	125,184
M&T Bank Corp. (Banks)	1,152	113,437
Mack-Cali Realty Corp. (REIT)	768	20,052
Marsh & McLennan Cos., Inc. (Insurance)	5,376	185,311
MasterCard, Inc.—Class A (Commercial Services)	1,152	565,955
MB Financial, Inc. (Banks)	384	7,584
MBIA, Inc.* (Insurance)	1,536	12,058
Mercury General Corp. (Insurance)	384	15,241
MetLife, Inc. (Insurance)	10,368	341,522
MFA Financial, Inc. (REIT)	3,456	28,028
Mid-America Apartment Communities, Inc. (REIT)	384	24,864
Montpelier Re Holdings, Ltd. (Insurance)	384	8,778
Moody’s Corp. (Commercial Services)	1,920	96,614
Morgan Stanley Dean Witter & Co. (Banks)	13,440	256,973
MSCI, Inc.—Class A* (Software)	1,152	35,700
NASDAQ Stock Market, Inc. (Diversified Financial Services)	1,152	28,812
National Penn Bancshares, Inc. (Banks)	1,152	10,737
National Retail Properties, Inc. (REIT)	1,152	35,942
New York Community Bancorp (Savings & Loans)	4,224	55,335
Northern Trust Corp. (Banks)	1,920	96,307
NYSE Euronext (Diversified Financial Services)	2,304	72,668
Ocwen Financial Corp.* (Diversified Financial Services)	1,152	39,848
Old National Bancorp (Banks)	1,152	13,674
Old Republic International Corp. (Insurance)	2,304	24,538
OMEGA Healthcare Investors, Inc. (REIT)	1,152	27,475
PacWest Bancorp (Banks)	384	9,516
PartnerRe, Ltd. (Insurance)	768	61,816
People’s United Financial, Inc. (Savings & Loans)	3,456	41,784
Piedmont Office Realty Trust, Inc.—Class A (REIT)	1,536	27,725
Platinum Underwriters Holdings, Ltd. (Insurance)	384	17,664
Plum Creek Timber Co., Inc. (Forest Products & Paper)	1,536	68,152
PNC Financial Services Group (Banks)	4,992	291,084
Popular, Inc.* (Banks)	1,152	23,950
Post Properties, Inc. (REIT)	384	19,181
Potlatch Corp. (REIT)	384	15,049
Principal Financial Group, Inc. (Insurance)	2,688	76,662
PrivateBancorp, Inc. (Banks)	768	11,766
ProAssurance Corp. (Insurance)	768	32,402
Progressive Corp. (Insurance)	5,376	113,434
Prologis, Inc. (REIT)	4,608	168,146
Prosperity Bancshares, Inc. (Banks)	384	16,128
Protective Life Corp. (Insurance)	768	21,949
Provident Financial Services, Inc. (Savings & Loans)	384	5,729
Prudential Financial, Inc. (Insurance)	4,608	245,745
Public Storage, Inc. (REIT)	1,536	222,659
Raymond James Financial Corp. (Diversified Financial Services)	1,152	44,387
Rayonier, Inc. (REIT)	1,152	59,708
Realty Income Corp. (REIT)	1,152	46,322
Redwood Trust, Inc. (REIT)	768	12,972
Regency Centers Corp. (REIT)	768	36,188
Regions Financial Corp. (Banks)	13,824	98,427
Reinsurance Group of America, Inc. (Insurance)	768	41,103
RenaissanceRe Holdings (Insurance)	384	31,204
RLJ Lodging Trust (REIT)	1,152	22,314
Ryman Hospitality Properties, Inc. (Lodging)	384	14,769
SEI Investments Co. (Commercial Services)	1,152	26,888
Selective Insurance Group, Inc. (Insurance)	384	7,400
Senior Housing Properties Trust (REIT)	1,536	36,311
Signature Bank* (Banks)	384	27,395
Simon Property Group, Inc. (REIT)	3,072	485,652
SL Green Realty Corp. (REIT)	768	58,867
SLM Corp. (Diversified Financial Services)	4,608	78,935
Sovran Self Storage, Inc. (REIT)	384	23,846
St. Joe Co.* (Real Estate)	768	17,725
StanCorp Financial Group, Inc. (Insurance)	384	14,081
Starwood Property Trust, Inc. (REIT)	1,152	26,450
State Street Corp. (Banks)	4,608	216,622
Stifel Financial Corp.* (Diversified Financial Services)	384	12,276
Sunstone Hotel Investors, Inc.* (REIT)	1,152	12,338
SunTrust Banks, Inc. (Banks)	5,376	152,410
Susquehanna Bancshares, Inc. (Banks)	1,920	20,122
SVB Financial Group* (Banks)	384	21,492
Synovus Financial Corp. (Banks)	7,680	18,816
T. Rowe Price Group, Inc. (Diversified Financial Services)	2,304	150,060
Tanger Factory Outlet Centers, Inc. (REIT)	768	26,266
Taubman Centers, Inc. (REIT)	768	60,457

See accompanying notes to the financial statements.

238 :: ProFund VP Financials :: Financial Statements

Common Stocks, continued

	Shares	Value
TCF Financial Corp. (Banks)	1,536	$18,662
TD Ameritrade Holding Corp. (Diversified Financial Services)	2,304	38,730
Texas Capital Bancshares, Inc.* (Banks)	384	17,211
TFS Financial Corp.* (Savings & Loans)	768	7,388
The Charles Schwab Corp. (Diversified Financial Services)	10,752	154,399
The Chubb Corp. (Insurance)	2,688	202,460
The Goldman Sachs Group, Inc. (Banks)	4,224	538,813
The Howard Hughes Corp.* (Real Estate)	384	28,040
The Macerich Co. (REIT)	1,152	67,162
The Travelers Cos., Inc. (Insurance)	3,840	275,789
Torchmark Corp. (Insurance)	768	39,683
Trustmark Corp. (Banks)	768	17,249
Two Harbors Investment Corp. (REIT)	2,688	29,783
U.S. Bancorp (Banks)	18,048	576,453
UDR, Inc. (REIT)	2,304	54,789
UMB Financial Corp. (Banks)	384	16,835
Umpqua Holdings Corp. (Banks)	1,152	13,582
United Bankshares, Inc. (Banks)	384	9,339
UnumProvident Corp. (Insurance)	2,688	55,964
Validus Holdings, Ltd. (Insurance)	1,152	39,836
Valley National Bancorp (Banks)	1,920	17,856
Ventas, Inc. (REIT)	2,688	173,967
Visa, Inc.—Class A (Commercial Services)	4,992	756,687
Vornado Realty Trust (REIT)	1,536	123,003
W.R. Berkley Corp. (Insurance)	1,152	43,476
Waddell & Reed Financial, Inc.—Class A (Diversified Financial Services)	768	26,742
Washington Federal, Inc. (Savings & Loans)	1,152	19,434
Washington REIT (REIT)	768	20,083
Webster Financial Corp. (Banks)	768	15,782
Weingarten Realty Investors (REIT)	1,152	30,839
Wells Fargo & Co. (Banks)	47,232	1,614,390
Westamerica Bancorp (Banks)	384	16,355
Western Union Co. (Commercial Services)	5,760	78,394
Weyerhaeuser Co. (REIT)	5,376	149,560
Willis Group Holdings PLC (Insurance)	1,536	51,502
Wintrust Financial Corp. (Banks)	384	14,093
XL Group PLC (Insurance)	3,072	76,984
Zions Bancorp (Banks)	1,920	41,088
TOTAL COMMON STOCKS (Cost $14,322,739)		25,415,877

Repurchase Agreements(a) (0.5%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.05%—0.10%, dated 12/31/12, due 1/2/13, total to be received $116,000	$116,000	$116,000
TOTAL REPURCHASE AGREEMENTS (Cost $116,000)		116,000
TOTAL INVESTMENT SECURITIES (Cost $14,438,739)—100.8%		25,531,877
Net other assets (liabilities)—(0.8)%		(195,019)
NET ASSETS—100.0%		$25,336,858

*	Non-income producing security
(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ProFund VP Financials invested in the following industries as of December 31, 2012:

	Value	% of Net Assets
Banks	$9,906,855	39.0%
Commercial Services	1,586,884	6.2%
Diversified Financial Services	2,466,086	9.8%
Forest Products & Paper	68,152	0.3%
Insurance	5,950,643	23.4%
Investment Companies	17,741	0.1%
Lodging	14,769	0.1%
Real Estate	169,014	0.7%
REIT	4,957,490	19.6%
Retail	22,860	0.1%
Savings & Loans	219,683	0.9%
Software	35,700	0.1%
Other**	(79,019)	(0.3)%
Total	$25,336,858	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Financials :: 239

Statement of Assets and Liabilities
December 31, 2012

ASSETS:
Total Investment Securities, at cost	$14,438,739
Securities, at value	25,415,877
Repurchase agreements, at value	116,000
Total Investment Securities, at value	25,531,877
Cash	581
Dividends and interest receivable	37,383
Receivable for capital shares issued	239,742
Prepaid expenses	226
TOTAL ASSETS	25,809,809

LIABILITIES:
Payable for investments purchased	397,171
Payable for capital shares redeemed	765
Advisory fees payable	11,302
Management services fees payable	1,507
Administration fees payable	940
Administrative services fees payable	8,901
Distribution fees payable	8,873
Trustee fees payable	19
Transfer agency fees payable	3,097
Fund accounting fees payable	2,154
Compliance services fees payable	220
Other accrued expenses	38,002
TOTAL LIABILITIES	472,951
NET ASSETS	$25,336,858

NET ASSETS CONSIST OF:
Capital	$38,105,212
Accumulated net investment income (loss)	142,296
Accumulated net realized gains (losses) on investments	(24,003,788)
Net unrealized appreciation (depreciation) on investments	11,093,138
NET ASSETS	$25,336,858

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,191,109

Net Asset Value (offering and redemption price per share)	$21.27

Statement of Operations
For the Year Ended December 31, 2012

INVESTMENT INCOME:
Dividends	$574,244
Interest	69
Foreign tax withholding	(187)
TOTAL INVESTMENT INCOME	574,126

EXPENSES:
Advisory fees	192,668
Management services fees	25,689
Administration fees	11,948
Transfer agency fees	18,869
Administrative services fees	73,949
Distribution fees	64,223
Custody fees	19,404
Fund accounting fees	27,444
Trustee fees	615
Compliance services fees	353
Printing fees	29,398
Other fees	25,469
Total Gross Expenses before reductions	490,029
Less Expenses reduced by the Advisor	(58,452)
TOTAL NET EXPENSES	431,577
NET INVESTMENT INCOME (LOSS)	142,549

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(761,626)
Change in net unrealized appreciation/depreciation on investments	4,302,350
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	3,540,724

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$3,683,273

See accompanying notes to the financial statements.

240 :: ProFund VP Financials :: Financial Statements

Statements of Changes in Net Assets

	Year Ended December 31, 2012	Year Ended December 31, 2011
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$142,549	$38,862
Net realized gains (losses) on investments	(761,626)	1,150,392
Change in net unrealized appreciation/depreciation on investments	4,302,350	(5,602,987)
Change in net assets resulting from operations	3,683,273	(4,413,733)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(39,115)	—
Change in net assets resulting from distributions	(39,115)	—

CAPITAL TRANSACTIONS:
Proceeds from shares issued	47,158,842	20,678,149
Dividends reinvested	39,115	—
Value of shares redeemed	(43,458,692)	(26,579,182)
Change in net assets resulting from capital transactions	3,739,265	(5,901,033)
Change in net assets	7,383,423	(10,314,766)

NET ASSETS:
Beginning of period	17,953,435	28,268,201
End of period	$25,336,858	$17,953,435
Accumulated net investment income (loss)	$142,296	$38,862

SHARE TRANSACTIONS:
Issued	2,395,053	1,110,487
Reinvested	1,978	—
Redeemed	(2,257,933)	(1,485,603)
Change in shares	139,098	(375,116)

See accompanying notes to the financial statements.

Financial Highlights :: ProFund VP Financials :: 241

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008
Net Asset Value, Beginning of Period	$17.07	$19.81	$17.91	$15.82	$32.38

Investment Activities:
Net investment income (loss)(a)	0.11	0.03	(0.05)	0.06	0.46
Net realized and unrealized gains (losses) on investments	4.11	(2.77)	2.01	2.32	(16.72)
Total income (loss) from investment activities	4.22	(2.74)	1.96	2.38	(16.26)

Distributions to Shareholders From:
Net investment income	(0.02)	—	(0.06)	(0.29)	(0.30)

Net Asset Value, End of Period	$21.27	$17.07	$19.81	$17.91	$15.82

Total Return	24.73%	(13.83)%	10.93%	15.01%	(50.54)%

Ratios to Average Net Assets:
Gross expenses	1.91%	1.80%	1.80%	1.88%	1.85%
Net expenses	1.68%	1.68%	1.68%	1.67%	1.63%
Net investment income (loss)	0.55%	0.16%	(0.25)%	0.39%	1.90%

Supplemental Data:
Net assets, end of period (000’s)	$25,337	$17,953	$28,268	$27,639	$22,598
Portfolio turnover rate(b)	124%	48%	140%	272%	413%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having maturity of less than one year from acquisition or derivative instruments (including swap agreements and future contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

242 :: ProFund VP Health Care :: Management Discussion of Fund Performance

ProFund VP Health Care seeks daily investment results that, before fees and expenses, correspond to the daily performance of the Dow Jones U.S. Health Care Index (the “Index”). For the year ended December 31, 2012, the Fund had a total return of 17.41%. For the same period, the Index had a return of 19.26%(1) and a volatility of 11.14%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities that, in combination, should have similar daily return characteristics as the daily return of the Index. The Index measures the performance of the healthcare industry of the U.S. equity market. Component companies include health care providers, biotechnology companies, medical supplies, advanced medical devices, and pharmaceuticals.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Health Care from December 31, 2002 to December 31, 2012, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/12

Fund	One Year	Five Year	Ten Year
ProFund VP Health Care	17.41%	3.77%	5.57%
Dow Jones U.S. Health Care Index	19.26%	5.53%	7.44%
S&P 500	16.00%	1.66%	7.10%

Expense Ratios**

Fund	Gross	Net
ProFund VP Health Care	1.77%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2012. Contractual fee waivers are in effect through April 30, 2013.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	102%
Total Exposure	102%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Johnson & Johnson	12.1%
Pfizer, Inc.	11.6%
Merck & Co., Inc.	7.7%
Abbott Laboratories	6.4%
Amgen, Inc.	4.1%

Dow Jones U.S. Health Care Index — Composition

% of Index
Pharmaceuticals and Biotechnology	66%
Health Care Equipment and Services	34%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)         The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the Index. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the net asset value of the Fund.

(3)         The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP Health Care :: 243

Schedule of Portfolio Investments :: December 31, 2012

Common Stocks (102.0%)

	Shares	Value
Abbott Laboratories (Pharmaceuticals)	32,712	$2,142,636
Acorda Therapeutics, Inc.* (Biotechnology)	696	17,303
Aetna, Inc. (Healthcare-Services)	6,960	322,248
Alere, Inc.* (Healthcare-Products)	1,740	32,190
Alexion Pharmaceuticals, Inc.* (Biotechnology)	4,176	391,751
Align Technology, Inc.* (Healthcare-Products)	1,392	38,628
Alkermes PLC* (Pharmaceuticals)	2,436	45,115
Allergan, Inc. (Pharmaceuticals)	6,264	574,597
Amgen, Inc. (Biotechnology)	16,008	1,381,811
Arena Pharmaceuticals, Inc.* (Biotechnology)	4,524	40,806
ARIAD Pharmaceuticals, Inc.* (Biotechnology)	3,480	66,746
Auxilium Pharmaceuticals, Inc.* (Pharmaceuticals)	1,044	19,345
Bard (C.R.), Inc. (Healthcare-Products)	1,740	170,068
Baxter International, Inc. (Healthcare-Products)	11,484	765,523
Becton, Dickinson & Co. (Healthcare-Products)	4,176	326,521
Biogen Idec, Inc.* (Biotechnology)	4,872	714,576
BioMarin Pharmaceutical, Inc.* (Pharmaceuticals)	2,436	119,973
Bio-Rad Laboratories, Inc.—A* (Biotechnology)	348	36,557
Boston Scientific Corp.* (Healthcare-Products)	28,536	163,511
Bristol-Myers Squibb Co. (Pharmaceuticals)	34,104	1,111,449
Brookdale Senior Living, Inc.* (Healthcare-Services)	2,088	52,868
CareFusion Corp.* (Healthcare-Products)	4,524	129,296
Celgene Corp.* (Biotechnology)	8,700	684,864
Centene Corp.* (Healthcare-Services)	1,044	42,804
Cepheid, Inc.* (Healthcare-Products)	1,392	47,064
Charles River Laboratories International, Inc.* (Biotechnology)	1,044	39,119
CIGNA Corp. (Healthcare-Services)	5,916	316,269
Community Health Systems, Inc. (Healthcare-Services)	1,740	53,488
Covance, Inc.* (Healthcare-Services)	1,044	60,312
Coventry Health Care, Inc. (Healthcare-Services)	2,784	124,807
Covidien PLC (Healthcare-Products)	9,744	562,619
Cubist Pharmaceuticals, Inc.* (Biotechnology)	1,392	58,548
DaVita, Inc.* (Healthcare-Services)	1,740	192,322
DENTSPLY International, Inc. (Healthcare-Products)	2,784	110,274
Edwards Lifesciences Corp.* (Healthcare-Products)	2,436	219,654
Eli Lilly & Co. (Pharmaceuticals)	21,228	1,046,965
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	2,436	63,994
Express Scripts Holding Co.* (Pharmaceuticals)	17,052	920,807
Forest Laboratories, Inc.* (Pharmaceuticals)	4,872	172,079
Gilead Sciences, Inc.* (Biotechnology)	15,660	1,150,227
Haemonetics Corp.* (Healthcare-Products)	1,044	42,637
HCA Holdings, Inc. (Healthcare-Services)	3,480	104,992
Health Management Associates, Inc.—Class A* (Healthcare-Services)	5,220	48,650
Health Net, Inc.* (Healthcare-Services)	1,740	42,282
Healthcare Services Group, Inc. (Commercial Services)	1,392	32,336
HEALTHSOUTH Corp.* (Healthcare-Services)	2,088	44,078
Henry Schein, Inc.* (Healthcare-Products)	1,740	140,000
Hill-Rom Holdings, Inc. (Healthcare-Products)	1,392	39,672
HMS Holdings Corp.* (Commercial Services)	1,740	45,101
Hologic, Inc.* (Healthcare-Products)	5,568	111,527
Hospira, Inc.* (Healthcare-Products)	3,480	108,715
Humana, Inc. (Healthcare-Services)	3,132	214,949
IDEXX Laboratories, Inc.* (Healthcare-Products)	1,044	96,883
Illumina, Inc.* (Biotechnology)	2,436	135,417
Impax Laboratories, Inc.* (Pharmaceuticals)	1,392	28,522
Incyte Corp.* (Biotechnology)	2,784	46,242
Intuitive Surgical, Inc.* (Healthcare-Products)	696	341,298
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	2,088	21,840
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	1,044	55,541
Johnson & Johnson (Healthcare-Products)	57,420	4,025,142
Laboratory Corp. of America Holdings* (Healthcare-Services)	2,088	180,863
Life Technologies Corp.* (Biotechnology)	3,480	170,798
LifePoint Hospitals, Inc.* (Healthcare-Services)	1,044	39,411
Magellan Health Services, Inc.* (Healthcare-Services)	696	34,104
Masimo Corp. (Healthcare-Products)	1,044	21,934
Medivation, Inc.* (Pharmaceuticals)	1,392	71,215
Mednax, Inc.* (Healthcare-Services)	1,044	83,019
Medtronic, Inc. (Healthcare-Products)	20,880	856,498
Merck & Co., Inc. (Pharmaceuticals)	62,988	2,578,729
Mylan Laboratories, Inc.* (Pharmaceuticals)	8,352	229,513
Myriad Genetics, Inc.* (Biotechnology)	1,740	47,415
Nektar Therapeutics* (Pharmaceuticals)	2,436	18,051
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	1,392	105,138
Owens & Minor, Inc. (Distribution/Wholesale)	1,392	39,686
PAREXEL International Corp.* (Commercial Services)	1,392	41,189
Patterson Cos., Inc. (Healthcare-Products)	1,740	59,560
PDL BioPharma, Inc. (Biotechnology)	2,784	19,627
Perrigo Co. (Pharmaceuticals)	1,740	181,012
Pfizer, Inc. (Pharmaceuticals)	152,772	3,831,522
Pharmacyclics, Inc.* (Pharmaceuticals)	1,044	60,448
PSS World Medical, Inc.* (Healthcare-Products)	1,044	30,151
Quest Diagnostics, Inc. (Healthcare-Services)	3,132	182,502
Questcor Pharmaceuticals, Inc. (Pharmaceuticals)	1,044	27,896
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	1,392	238,129
ResMed, Inc. (Healthcare-Products)	3,132	130,197
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	1,044	42,261
Seattle Genetics, Inc.* (Biotechnology)	2,088	48,442
Sirona Dental Systems, Inc.* (Healthcare-Products)	1,044	67,296
St. Jude Medical, Inc. (Healthcare-Products)	6,264	226,381
STERIS Corp. (Healthcare-Products)	1,044	36,258
Stryker Corp. (Healthcare-Products)	5,916	324,315
Techne Corp. (Healthcare-Products)	696	47,565
Teleflex, Inc. (Healthcare-Products)	696	49,632
Tenet Healthcare Corp.* (Healthcare-Services)	2,088	67,797
The Cooper Cos., Inc. (Healthcare-Products)	1,044	96,549
Theravance, Inc.* (Pharmaceuticals)	1,392	31,000
Thermo Fisher Scientific, Inc. (Electronics)	7,308	466,104
Thoratec Corp.* (Healthcare-Products)	1,392	52,228
United Therapeutics Corp.* (Biotechnology)	1,044	55,770
UnitedHealth Group, Inc. (Healthcare-Services)	21,228	1,151,406
Universal Health Services, Inc.—Class B (Healthcare-Services)	1,740	84,129

See accompanying notes to the financial statements.

244 :: ProFund VP Health Care :: Financial Statements

Common Stocks, continued

	Shares	Value
Varian Medical Systems, Inc.* (Healthcare-Products)	2,436	$171,105
Vertex Pharmaceuticals, Inc.* (Biotechnology)	4,524	189,737
ViroPharma, Inc.* (Pharmaceuticals)	1,392	31,682
VIVUS, Inc.* (Pharmaceuticals)	2,088	28,021
Volcano Corp.* (Healthcare-Products)	1,044	24,649
Warner Chilcott PLC—Class A (Pharmaceuticals)	3,480	41,899
Waters Corp.* (Electronics)	1,740	151,589
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	2,784	239,424
WellCare Health Plans, Inc.* (Healthcare-Services)	1,044	50,832
WellPoint, Inc. (Healthcare-Services)	6,264	381,603
West Pharmaceutical Services, Inc. (Healthcare-Products)	696	38,106
Zimmer Holdings, Inc. (Healthcare-Products)	3,480	231,977
TOTAL COMMON STOCKS (Cost $19,765,862)		33,961,922
TOTAL INVESTMENT SECURITIES (Cost $19,765,862)—102.0%		33,961,922
Net other assets (liabilities)—(2.0)%		(658,079)
NET ASSETS—100.0%		$33,303,843

*                 Non-income producing security

ProFund VP Health Care invested in the following industries as of December 31, 2012:

	Value	% of Net Assets
Biotechnology	$5,533,885	16.6%
Commercial Services	118,626	0.4%
Distribution/Wholesale	39,686	0.1%
Electronics	617,693	1.9%
Healthcare-Products	9,935,623	29.8%
Healthcare-Services	3,875,735	11.6%
Pharmaceuticals	13,840,674	41.6%
Other**	(658,079)	(2.0)%
Total	$33,303,843	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Health Care :: 245

Statement of Assets and Liabilities
December 31, 2012

ASSETS:
Total Investment Securities, at cost	$19,765,862
Securities, at value	33,961,922
Total Investment Securities, at value	33,961,922
Dividends receivable	38,658
Receivable for capital shares issued	8,063
Receivable for investments sold	2,341,868
Prepaid expenses	199
TOTAL ASSETS	36,350,710

LIABILITIES:
Payable for capital shares redeemed	2,806,013
Cash overdraft	145,348
Advisory fees payable	21,032
Management services fees payable	2,804
Administration fees payable	1,339
Administrative services fees payable	11,819
Distribution fees payable	12,078
Trustee fees payable	27
Transfer agency fees payable	4,495
Fund accounting fees payable	3,068
Compliance services fees payable	252
Other accrued expenses	38,592
TOTAL LIABILITIES	3,046,867
NET ASSETS	$33,303,843

NET ASSETS CONSIST OF:
Capital	$31,672,177
Accumulated net investment income (loss)	172,936
Accumulated net realized gains (losses) on investments	(12,737,330)
Net unrealized appreciation (depreciation) on investments	14,196,060
NET ASSETS	$33,303,843

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	897,091

Net Asset Value (offering and redemption price per share)	$37.12

Statement of Operations
For the Year Ended December 31, 2012

INVESTMENT INCOME:
Dividends	$712,403
Interest	80
TOTAL INVESTMENT INCOME	712,483

EXPENSES:
Advisory fees	240,869
Management services fees	32,116
Administration fees	15,059
Transfer agency fees	23,722
Administrative services fees	94,333
Distribution fees	80,290
Custody fees	11,401
Fund accounting fees	33,290
Trustee fees	767
Compliance services fees	442
Other fees	48,996
Total Gross Expenses before reductions	581,285
Less Expenses reduced by the Advisor	(41,738)
TOTAL NET EXPENSES	539,547
NET INVESTMENT INCOME (LOSS)	172,936

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	120,717
Change in net unrealized appreciation/depreciation on investments	4,247,642
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	4,368,359
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$4,541,295

See accompanying notes to the financial statements.

246 :: ProFund VP Health Care :: Financial Statements

Statements of Changes in Net Assets

	Year Ended December 31, 2012	Year Ended December 31, 2011
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$172,936	$118,627
Net realized gains (losses) on investments	120,717	(1,738,725)
Change in net unrealized appreciation/depreciation on investments	4,247,642	1,545,788
Change in net assets resulting from operations	4,541,295	(74,310)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(118,627)	(78,225)
Change in net assets resulting from distributions	(118,627)	(78,225)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	48,625,204	53,360,508
Dividends reinvested	118,627	78,225
Value of shares redeemed	(44,154,605)	(52,102,661)
Change in net assets resulting from capital transactions	4,589,226	1,336,072
Change in net assets	9,011,894	1,183,537

NET ASSETS:
Beginning of period	24,291,949	23,108,412
End of period	$33,303,843	$24,291,949
Accumulated net investment income (loss)	$172,936	$118,627

SHARE TRANSACTIONS:
Issued	1,377,422	1,702,623
Reinvested	3,476	2,587
Redeemed	(1,249,187)	(1,739,078)
Change in shares	131,711	(33,868)

See accompanying notes to the financial statements.

Financial Highlights :: ProFund VP Health Care :: 247

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008
Net Asset Value, Beginning of Period	$31.74	$28.91	$28.19	$23.72	$31.42

Investment Activities:
Net investment income (loss)(a)	0.19	0.12	0.09	0.10	0.10
Net realized and unrealized gains (losses) on investments	5.32	2.80 (b)	0.71	4.53	(7.72)
Total income (loss) from investment activities	5.51	2.92	0.80	4.63	(7.62)

Distributions to Shareholders From:
Net investment income	(0.13)	(0.09)	(0.08)	(0.16)	(0.08)

Net Asset Value, End of Period	$37.12	$31.74	$28.91	$28.19	$23.72

Total Return	17.41%	10.11%	2.84%	19.56%	(24.29)%

Ratios to Average Net Assets:
Gross expenses	1.81%	1.77%	1.75%	1.80%	1.76%
Net expenses	1.68%	1.68%	1.68%	1.66%	1.63%
Net investment income (loss)	0.54%	0.39%	0.32%	0.43%	0.35%

Supplemental Data:
Net assets, end of period (000’s)	$33,304	$24,292	$23,108	$28,189	$25,778
Portfolio turnover rate(c)	85%	136%	49%	175%	265%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)          Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

248 :: ProFund VP Industrials :: Management Discussion of Fund Performance

ProFund VP Industrials seeks daily investment results that, before fees and expenses, correspond to the daily performance of the Dow Jones U.S. Industrials Index (the “Index”). For the year ended December 31, 2012, the Fund had a total return of 15.80%. For the same period, the Index had a total return of 17.87%(1) and a volatility of 15.25%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities that, in combination, should have similar daily return characteristics as the daily return of the Index. The Index measures the performance of the industrial industry of the U.S. equity market. Component companies include building materials, heavy construction, factory equipment, heavy machinery, industrial services, pollution control, containers and packaging, industrial diversified, air freight, marine transportation, railroads, trucking, land- transportation equipment, shipbuilding, transportation services, advanced industrial equipment, electric components and equipment, and aerospace.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Industrials from December 31, 2002 to December 31, 2012, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/12

Fund	One Year	Five Year	Ten Year
ProFund VP Industrials	15.80%	0.78%	6.80%
Dow Jones U.S. Industrials Index	17.87%	2.35%	9.05%
S&P 500	16.00%	1.66%	7.10%

Expense Ratios**

Fund	Gross	Net
ProFund VP Industrials	1.90%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2012. Contractual fee waivers are in effect through April 30, 2013.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
General Electric Co.	11.7%
United Technologies Corp.	3.7%
Union Pacific Corp.	3.2%
3M Co.	3.2%
Caterpillar, Inc.	3.0%

Dow Jones U.S. Industrials Index – Composition

% of Index
General Industrials	21%
Industrial Engineering	17%
Support Services	17%
Aerospace and Defense	15%
Industrial Transportation	13%
Electronic & Electrical Equipment	11%
Construction and Materials	6%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)                   The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the Index. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)                   1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the net asset value of the Fund.

(3)                   The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP Industrials :: 249

Schedule of Portfolio Investments :: December 31, 2012

Common Stocks (99.9%)

	Shares	Value
3M Co. (Miscellaneous Manufacturing)	4,655	$432,218
ABM Industries, Inc. (Commercial Services)	399	7,960
Acacia Research Corp.* (Media)	399	10,234
Accenture PLC—Class A (Computers)	4,655	309,557
Actuant Corp.—Class A (Miscellaneous Manufacturing)	532	14,848
Acuity Brands, Inc. (Electrical Components & Equipment)	266	18,016
Advisory Board Co.* (Commercial Services)	266	12,446
Aecom Technology Corp.* (Engineering & Construction)	798	18,992
Aegion Corp.* (Engineering & Construction)	266	5,903
AGCO Corp.* (Machinery-Diversified)	665	32,665
Agilent Technologies, Inc. (Electronics)	2,527	103,455
Air Lease Corp.* (Diversified Financial Services)	532	11,438
Alliance Data Systems Corp.* (Commercial Services)	399	57,759
Alliant Techsystems, Inc. (Aerospace/Defense)	266	16,481
Ametek, Inc. (Electrical Components & Equipment)	1,729	64,959
Amphenol Corp.—Class A (Electronics)	1,197	77,446
Anixter International, Inc. (Telecommunications)	133	8,509
Applied Industrial Technologies, Inc. (Machinery-Diversified)	266	11,175
AptarGroup, Inc. (Miscellaneous Manufacturing)	532	25,387
Arrow Electronics, Inc.* (Electronics)	798	30,388
Automatic Data Processing, Inc. (Commercial Services)	3,458	197,141
Avnet, Inc.* (Electronics)	931	28,498
Babcock & Wilcox Co. (Machinery-Diversified)	798	20,908
Ball Corp. (Packaging & Containers)	1,064	47,614
BE Aerospace, Inc.* (Aerospace/Defense)	798	39,421
Belden, Inc. (Electrical Components & Equipment)	266	11,967
Bemis Co., Inc. (Packaging & Containers)	798	26,701
Benchmark Electronics, Inc.* (Electronics)	399	6,631
Boeing Co. (Aerospace/Defense)	4,921	370,847
Brady Corp.—Class A (Electronics)	399	13,327
Broadridge Financial Solutions, Inc. (Software)	931	21,301
C.H. Robinson Worldwide, Inc. (Transportation)	1,197	75,674
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	399	23,445
Caterpillar, Inc. (Machinery-Construction & Mining)	4,788	428,909
Cintas Corp. (Textiles)	798	32,638
Clarcor, Inc. (Miscellaneous Manufacturing)	399	19,064
Clean Harbors, Inc.* (Environmental Control)	399	21,949
Cognex Corp. (Machinery-Diversified)	266	9,794
Coinstar, Inc.* (Retail)	266	13,835
Colfax Corp.* (Chemicals)	532	21,466
Convergys Corp. (Commercial Services)	798	13,095
Con-way, Inc. (Transportation)	399	11,100
CoreLogic, Inc.* (Commercial Services)	665	17,902
Corrections Corp. of America (Commercial Services)	665	23,588
CoStar Group, Inc.* (Commercial Services)	133	11,886
Covanta Holding Corp. (Energy-Alternate Sources)	931	17,149
Crane Co. (Miscellaneous Manufacturing)	399	18,466
Crown Holdings, Inc.* (Packaging & Containers)	1,064	39,166
CSX Corp. (Transportation)	7,448	146,949
Cummins, Inc. (Machinery-Diversified)	1,330	144,106
Curtiss-Wright Corp. (Aerospace/Defense)	399	13,099
Danaher Corp. (Miscellaneous Manufacturing)	4,256	237,910
Deere & Co. (Machinery-Diversified)	2,793	241,370
Deluxe Corp. (Commercial Services)	399	12,864
Donaldson Co., Inc. (Miscellaneous Manufacturing)	931	30,574
Dover Corp. (Miscellaneous Manufacturing)	1,330	87,394
Eagle Materials, Inc. (Building Materials)	399	23,342
Eaton Corp. PLC (Electrical Components & Equipment)	3,325	180,215
Ecolab, Inc. (Chemicals)	1,862	133,878
EMCOR Group, Inc. (Engineering & Construction)	532	18,413
Emerson Electric Co. (Electrical Components & Equipment)	5,187	274,704
EnerSys* (Electrical Components & Equipment)	399	15,014
ESCO Technologies, Inc. (Miscellaneous Manufacturing)	133	4,976
Esterline Technologies Corp.* (Aerospace/Defense)	266	16,920
Euronet Worldwide, Inc.* (Commercial Services)	399	9,416
Exelis, Inc. (Aerospace/Defense)	1,330	14,989
Expeditors International of Washington, Inc. (Transportation)	1,463	57,862
Fastenal Co. (Distribution/Wholesale)	1,995	93,147
FedEx Corp. (Transportation)	2,128	195,180
FEI Co. (Electronics)	266	14,752
Fidelity National Information Services, Inc. (Software)	1,862	64,816
Fiserv, Inc.* (Software)	931	73,577
FleetCor Technologies, Inc.* (IT Services)	266	14,271
FLIR Systems, Inc. (Electronics)	1,064	23,738
Flowserve Corp. (Machinery-Diversified)	399	58,573
Fluor Corp. (Engineering & Construction)	1,197	70,311
Fortune Brands Home & Security, Inc.* (Building Materials)	1,197	34,976
Forward Air Corp. (Transportation)	266	9,313
Foster Wheeler AG* (Engineering & Construction)	798	19,407
FTI Consulting, Inc.* (Commercial Services)	266	8,778
Gardner Denver, Inc. (Machinery-Diversified)	399	27,332
GATX Corp. (Trucking & Leasing)	399	17,277
General Cable Corp.* (Electrical Components & Equipment)	399	12,134
General Dynamics Corp. (Aerospace/Defense)	2,394	165,832
General Electric Co. (Miscellaneous Manufacturing)	75,810	1,591,253
Genesee & Wyoming, Inc.—Class A* (Transportation)	266	20,237
Genpact, Ltd. (Commercial Services)	931	14,431
Global Payments, Inc. (Commercial Services)	532	24,100
Graco, Inc. (Machinery-Diversified)	399	20,545
GrafTech International, Ltd.* (Electrical Components & Equipment)	931	8,742
Granite Construction, Inc. (Engineering & Construction)	266	8,943
Greif, Inc.—Class A (Packaging & Containers)	266	11,837
Harsco Corp. (Miscellaneous Manufacturing)	532	12,502

See accompanying notes to the financial statements.

250 :: ProFund VP Industrials :: Financial Statements

Common Stocks, continued

	Shares	Value
Hexcel Corp.* (Miscellaneous Manufacturing)	665	$17,928
Honeywell International, Inc. (Miscellaneous Manufacturing)	5,719	362,985
Hub Group, Inc.—Class A* (Transportation)	266	8,938
Hubbell, Inc.—Class B (Electrical Components & Equipment)	399	33,767
Huntington Ingalls Industries, Inc. (Shipbuilding)	399	17,293
IDEX Corp. (Machinery-Diversified)	532	24,754
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	3,059	186,018
Ingersoll-Rand PLC (Miscellaneous Manufacturing)	1,995	95,680
IPG Photonics Corp. (Telecommunications)	266	17,729
Iron Mountain, Inc. (Commercial Services)	1,197	37,167
Itron, Inc.* (Electronics)	266	11,850
ITT Corp. (Miscellaneous Manufacturing)	665	15,601
J.B. Hunt Transport Services, Inc. (Transportation)	665	39,707
Jabil Circuit, Inc. (Electronics)	1,330	25,656
Jack Henry & Associates, Inc. (Computers)	665	26,108
Jacobs Engineering Group, Inc.* (Engineering & Construction)	931	39,633
Joy Global, Inc. (Machinery-Construction & Mining)	798	50,896
Kaman Corp. (Aerospace/Defense)	133	4,894
Kansas City Southern Industries, Inc. (Transportation)	798	66,617
KBR, Inc. (Engineering & Construction)	1,064	31,835
Kennametal, Inc. (Hand/Machine Tools)	532	21,280
Kirby Corp.* (Transportation)	399	24,694
Knight Transportation, Inc. (Transportation)	399	5,837
L-3 Communications Holdings, Inc. (Aerospace/Defense)	665	50,952
Landstar System, Inc. (Transportation)	399	20,932
Lender Processing Services, Inc. (Commercial Services)	665	16,372
Lennox International, Inc. (Building Materials)	266	13,970
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	665	32,372
LinkedIn Corp.—Class A* (Internet)	532	61,084
Littelfuse, Inc. (Electrical Components & Equipment)	133	8,207
Lockheed Martin Corp. (Aerospace/Defense)	1,995	184,119
Louisiana-Pacific Corp.* (Building Materials)	1,064	20,556
Manitowoc Co. (Machinery-Diversified)	931	14,598
Manpower, Inc. (Commercial Services)	532	22,578
Martin Marietta Materials (Building Materials)	266	25,079
Masco Corp. (Building Materials)	2,527	42,100
Matson, Inc. (Transportation)	266	6,576
MAXIMUS, Inc. (Commercial Services)	266	16,817
MDU Resources Group, Inc. (Electric)	1,330	28,249
MeadWestvaco Corp. (Forest Products & Paper)	1,330	42,387
Mettler Toledo International, Inc.* (Electronics)	266	51,417
Mine Safety Appliances Co. (Environmental Control)	266	11,361
Molex, Inc. (Electrical Components & Equipment)	1,064	29,080
Monster Worldwide, Inc.* (Commercial Services)	798	4,485
Moog, Inc.—Class A* (Aerospace/Defense)	266	10,914
MSC Industrial Direct Co.—Class A (Retail)	399	30,077
Mueller Industries, Inc. (Metal Fabricate/Hardware)	266	13,308
National Instruments Corp. (Electronics)	665	17,164
Navistar International Corp.* (Auto Manufacturers)	532	11,582
NeuStar, Inc.* (Telecommunications)	532	22,307
Nordson Corp. (Machinery-Diversified)	399	25,185
Norfolk Southern Corp. (Transportation)	2,261	139,820
Northrop Grumman Corp. (Aerospace/Defense)	1,729	116,846
Old Dominion Freight Line, Inc.* (Transportation)	532	18,237
Orbital Sciences Corp.* (Aerospace/Defense)	399	5,494
Oshkosh Truck Corp.* (Auto Manufacturers)	665	19,717
Owens Corning, Inc.* (Building Materials)	798	29,518
Owens-Illinois, Inc.* (Packaging & Containers)	1,197	25,460
PACCAR, Inc. (Auto Manufacturers)	2,527	114,246
Packaging Corp. of America (Packaging & Containers)	665	25,583
Pall Corp. (Miscellaneous Manufacturing)	798	48,087
Parker Hannifin Corp. (Miscellaneous Manufacturing)	1,064	90,504
Paychex, Inc. (Commercial Services)	2,394	74,549
Pentair, Ltd. (Miscellaneous Manufacturing)	1,463	71,906
PerkinElmer, Inc. (Electronics)	798	25,329
PHH Corp.* (Commercial Services)	399	9,077
Plexus Corp.* (Electronics)	266	6,863
Precision Castparts Corp. (Metal Fabricate/Hardware)	1,064	201,543
Quanta Services, Inc.* (Commercial Services)	1,596	43,554
R.R. Donnelley & Sons Co. (Commercial Services)	1,330	11,970
Raytheon Co. (Aerospace/Defense)	2,394	137,799
Regal-Beloit Corp. (Hand/Machine Tools)	266	18,745
Republic Services, Inc. (Environmental Control)	2,128	62,414
Robbins & Myers, Inc. (Machinery-Diversified)	266	15,814
Robert Half International, Inc. (Commercial Services)	1,064	33,856
Rock-Tenn Co.—Class A (Packaging & Containers)	532	37,192
Rockwell Automation, Inc. (Machinery-Diversified)	1,064	89,365
Rockwell Collins, Inc. (Aerospace/Defense)	1,064	61,893
Roper Industries, Inc. (Machinery-Diversified)	665	74,134
Ryder System, Inc. (Transportation)	399	19,922
Sealed Air Corp. (Packaging & Containers)	1,463	25,617
Shaw Group, Inc.* (Engineering & Construction)	532	24,797
Sherwin-Williams Co. (Chemicals)	665	102,290
Silgan Holdings, Inc. (Packaging & Containers)	399	16,594
Simpson Manufacturing Co., Inc. (Building Materials)	266	8,722
Smith Corp. (Miscellaneous Manufacturing)	266	16,777
Sonoco Products Co. (Packaging & Containers)	665	19,770
Spirit Aerosystems Holdings, Inc.—A* (Aerospace/Defense)	798	13,542
SPX Corp. (Miscellaneous Manufacturing)	399	27,990
Stericycle, Inc.* (Environmental Control)	665	62,025
TE Connectivity, Ltd. (Electronics)	3,059	113,550
Teekay Shipping Corp. (Transportation)	266	8,539
Teledyne Technologies, Inc.* (Aerospace/Defense)	266	17,309
Terex Corp.* (Machinery-Construction & Mining)	798	22,432
Tetra Tech, Inc.* (Environmental Control)	399	10,554
Texas Industries, Inc.* (Building Materials)	133	6,784
Textron, Inc. (Miscellaneous Manufacturing)	1,995	49,456
The ADT Corp. (Commercial Services)	1,729	80,381
The Brink’s Co. (Miscellaneous Manufacturing)	399	11,383

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Industrials :: 251

Common Stocks, continued

	Shares	Value
The Corporate Executive Board Co. (Commercial Services)	266	$12,624
The Geo Group, Inc. (Commercial Services)	449	12,654
The Timken Co. (Metal Fabricate/Hardware)	532	25,446
The Valspar Corp. (Chemicals)	665	41,496
Toro Co. (Housewares)	399	17,149
Total System Services, Inc. (Commercial Services)	1,197	25,640
Towers Watson & Co.—Class A (Commercial Services)	399	22,428
TransDigm Group, Inc. (Aerospace/Defense)	266	36,272
Trimble Navigation, Ltd.* (Electronics)	931	55,655
Trinity Industries, Inc. (Miscellaneous Manufacturing)	532	19,056
Triumph Group, Inc. (Aerospace/Defense)	399	26,055
Tyco International, Ltd. (Miscellaneous Manufacturing)	3,325	97,256
Union Pacific Corp. (Transportation)	3,458	434,740
United Parcel Service, Inc.—Class B (Transportation)	5,187	382,438
United Rentals, Inc.* (Commercial Services)	665	30,271
United Stationers, Inc. (Distribution/Wholesale)	266	8,243
United Technologies Corp. (Aerospace/Defense)	6,118	501,737
Universal Display Corp.* (Electrical Components & Equipment)	266	6,815
URS Corp. (Engineering & Construction)	532	20,886
USG Corp.* (Building Materials)	665	18,667
UTI Worldwide, Inc. (Transportation)	798	10,693
Valmont Industries, Inc. (Metal Fabricate/Hardware)	133	18,161
Veeco Instruments, Inc.* (Semiconductors)	266	7,852
Verisk Analytics, Inc.—A* (Commercial Services)	1,064	54,264
Vishay Intertechnology, Inc.* (Electronics)	931	9,897
Vulcan Materials Co. (Mining)	931	48,459
W.W. Grainger, Inc. (Distribution/Wholesale)	399	80,746
Wabtec Corp. (Machinery-Diversified)	399	34,928
Waste Connections, Inc. (Environmental Control)	931	31,458
Waste Management, Inc. (Environmental Control)	3,192	107,698
Watsco, Inc. (Distribution/Wholesale)	266	19,923
Werner Enterprises, Inc. (Transportation)	266	5,764
WESCO International, Inc.* (Distribution/Wholesale)	266	17,936
WEX, Inc.* (Commercial Services)	266	20,048
Woodward, Inc. (Electronics)	399	15,213
World Fuel Services Corp. (Retail)	532	21,902
Xylem, Inc. (Machinery-Diversified)	1,330	36,043
Zebra Technologies Corp.—Class A* (Machinery-Diversified)	399	15,673
TOTAL COMMON STOCKS (Cost $8,495,161)		13,754,147

Repurchase Agreements(a) (0.4%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.05%—0.10%, dated 12/31/12, due 1/2/13, total to be received $52,000	$52,000	$52,000
TOTAL REPURCHASE AGREEMENTS (Cost $52,000)		52,000
TOTAL INVESTMENT SECURITIES (Cost $8,547,161)—100.3%		13,806,147
Net other assets (liabilities)—(0.3)%		(41,161)
NET ASSETS—100.0%		$13,764,986

*                           Non-income producing security

(a)                   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ProFund VP Industrials invested in the following industries as of December 31, 2012:

	Value	% of Net Assets
Aerospace/Defense	$1,805,415	13.2%
Auto Manufacturers	145,545	1.1%
Building Materials	223,714	1.7%
Chemicals	299,130	2.2%
Commercial Services	940,101	6.9%
Computers	335,665	2.4%
Distribution/Wholesale	219,995	1.6%
Diversified Financial Services	11,438	0.1%
Electric	28,249	0.2%
Electrical Components & Equipment	663,620	4.9%
Electronics	630,829	4.5%
Energy-Alternate Sources	17,149	0.1%
Engineering & Construction	259,120	1.8%
Environmental Control	307,459	2.2%
Forest Products & Paper	42,387	0.3%
Hand/Machine Tools	72,397	0.5%
Housewares	17,149	0.1%
Internet	61,084	0.4%
IT Services	14,271	0.1%
Machinery-Construction & Mining	502,237	3.6%
Machinery-Diversified	896,962	6.5%
Media	10,234	0.1%
Metal Fabricate/Hardware	258,458	1.9%
Mining	48,459	0.4%
Miscellaneous Manufacturing	3,608,664	26.3%
Packaging & Containers	275,534	1.9%
Retail	65,814	0.4%
Semiconductors	7,852	0.1%
Shipbuilding	17,293	0.1%
Software	159,694	1.2%
Telecommunications	48,545	0.4%
Textiles	32,638	0.2%
Transportation	1,709,769	12.4%
Trucking & Leasing	17,277	0.1%
Other**	10,839	0.1%
Total	$13,764,986	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

252 :: ProFund VP Industrials :: Financial Statements

Statement of Assets and Liabilities
December 31, 2012

ASSETS:
Total Investment Securities, at cost	$8,547,161
Securities, at value	13,754,147
Repurchase agreements, at value	52,000
Total Investment Securities, at value	13,806,147
Cash	1,350
Dividends and interest receivable	22,461
Receivable for capital shares issued	9,740
Prepaid expenses	122
TOTAL ASSETS	13,839,820

LIABILITIES:
Payable for capital shares redeemed	39,096
Advisory fees payable	6,834
Management services fees payable	911
Administration fees payable	468
Administrative services fees payable	4,399
Distribution fees payable	3,665
Trustee fees payable	10
Transfer agency fees payable	1,423
Fund accounting fees payable	1,072
Compliance services fees payable	114
Other accrued expenses	16,842
TOTAL LIABILITIES	74,834
NET ASSETS	$13,764,986

NET ASSETS CONSIST OF:
Capital	$15,996,145
Accumulated net investment income (loss)	78,598
Accumulated net realized gains (losses) on investments	(7,568,743)
Net unrealized appreciation (depreciation) on investments	5,258,986
NET ASSETS	$13,764,986

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	330,400

Net Asset Value (offering and redemption price per share)	$41.66

Statement of Operations
For the Year Ended December 31, 2012

INVESTMENT INCOME:
Dividends	$298,925
Interest	36
TOTAL INVESTMENT INCOME	298,961

EXPENSES:
Advisory fees	98,566
Management services fees	13,142
Administration fees	6,135
Transfer agency fees	9,637
Administrative services fees	42,251
Distribution fees	32,856
Custody fees	19,090
Fund accounting fees	14,687
Trustee fees	336
Compliance services fees	175
Other fees	18,517
Total Gross Expenses before reductions	255,392
Less Expenses reduced by the Advisor	(34,604)
TOTAL NET EXPENSES	220,788
NET INVESTMENT INCOME (LOSS)	78,173

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	502,295
Change in net unrealized appreciation/depreciation on investments	1,009,003
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	1,511,298

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$1,589,471

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Industrials :: 253

Statements of Changes in Net Assets

	Year Ended December 31, 2012	Year Ended December 31, 2011
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$78,173	$42,182
Net realized gains (losses) on investments	502,295	(294,362)
Change in net unrealized appreciation/depreciation on investments	1,009,003	(1,237,945)
Change in net assets resulting from operations	1,589,471	(1,490,125)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(42,826)	(68,370)
Change in net assets resulting from distributions	(42,826)	(68,370)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	25,366,556	53,115,544
Dividends reinvested	42,826	68,370
Value of shares redeemed	(23,885,585)	(58,270,716)
Change in net assets resulting from capital transactions	1,523,797	(5,086,802)
Change in net assets	3,070,442	(6,645,297)

NET ASSETS:
Beginning of period	10,694,544	17,339,841
End of period	$13,764,986	$10,694,544
Accumulated net investment income (loss)	$78,598	$44,615

SHARE TRANSACTIONS:
Issued	641,796	1,411,451
Reinvested	1,081	1,728
Redeemed	(608,971)	(1,587,606)
Change in shares	33,906	(174,427)

See accompanying notes to the financial statements.

254 :: ProFund VP Industrials :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008
Net Asset Value, Beginning of Period	$36.07	$36.82	$29.82	$24.19	$41.84

Investment Activities:
Net investment income (loss)(a)	0.23	0.09	0.13	0.18	0.14
Net realized and unrealized gains (losses) on investments	5.46	(0.74)	6.94	5.64	(16.76)
Total income (loss) from investment activities	5.69	(0.65)	7.07	5.82	(16.62)

Distributions to Shareholders From:
Net investment income	(0.10)	(0.10)	(0.07)	(0.19)	(0.02)
Net realized gains on investments	—	—	—	—	(1.01)
Total distributions	(0.10)	(0.10)	(0.07)	(0.19)	(1.03)

Net Asset Value, End of Period	$41.66	$36.07	$36.82	$29.82	$24.19

Total Return	15.80%	(1.79)%	23.75%	24.10%	(40.49)%

Ratios to Average Net Assets:
Gross expenses	1.94%	1.90%	1.89%	2.11%	1.89%
Net expenses	1.68%	1.68%	1.68%	1.67%	1.63%
Net investment income (loss)	0.59%	0.23%	0.39%	0.69%	0.41%

Supplemental Data:
Net assets, end of period (000’s)	$13,765	$10,695	$17,340	$14,724	$8,756
Portfolio turnover rate(b)	141%	247%	238%	434%	422%

(a)                   Per share net investment income (loss) has been calculated using the average daily shares method.

(b)                   Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

Management Discussion of Fund Performance :: ProFund VP Internet :: 255

ProFund VP Internet seeks daily investment results that, before fees and expenses, correspond to the daily performance of the Dow Jones Internet Composite Index (the “Index”). For the year ended December 31, 2012, the Fund had a total return of 19.76%. For the same period, the Index had a total return of 21.63%(1) and a volatility of 17.49%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities that, in combination, should have similar daily return characteristics as the daily return of the Index. The Index measures the performance of stocks in the U.S. equity markets that generate the majority of their revenues from the Internet. The Index is composed of two sub-groups: Internet Commerce, comprised of companies that derive the majority of their revenues from providing goods and/or services through an open network, such as a web site, and Internet Services, comprised of companies that derive the majority of their revenues from providing access to the Internet or providing services to people using the Internet.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Internet from December 31, 2002 to December 31, 2012, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/12

Fund	One Year	Five Year	Ten Year
ProFund VP Internet	19.76%	8.09%	14.34%
Dow Jones Internet Composite Index	21.63%	9.94%	16.42%
S&P 500	16.00%	1.66%	7.10%

Expense Ratios**

Fund	Gross	Net
ProFund VP Internet	1.82%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2012. Contractual fee waivers are in effect through April 30, 2013.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Google, Inc.	10.0%
Amazon.com, Inc.	7.6%
eBay, Inc.	6.4%
Priceline.com, Inc.	5.2%
Salesforce.com, Inc.	4.5%

Dow Jones U.S. Internet Index – Composition

The Dow Jones U.S. Internet Composite Index is comprised of a single sector.

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)                   The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the Index. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)                   1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the net asset value of the Fund.

(3)                   The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

256 :: ProFund VP Internet :: Financial Statements

Schedule of Portfolio Investments :: December 31, 2012

Common Stocks (100.4%)

	Shares	Value
Akamai Technologies, Inc.* (Internet)	4,700	$192,277
Allscripts Healthcare Solutions, Inc.* (Software)	9,823	92,533
Amazon.com, Inc.* (Internet)	2,021	507,554
Concur Technologies, Inc.* (Software)	1,927	130,111
Cornerstone OnDemand, Inc.* (Software)	5,076	149,894
DealerTrack Holdings, Inc.* (Internet)	3,196	91,789
Digital River, Inc.* (Internet)	4,324	62,222
E*TRADE Financial Corp.* (Diversified Financial Services)	13,583	121,568
EarthLink, Inc. (Internet)	10,763	69,529
eBay, Inc.* (Internet)	8,413	429,230
Ebix, Inc. (Software)	3,901	62,689
Equinix, Inc.* (Internet)	1,081	222,902
Expedia, Inc. (Internet)	2,820	173,289
Facebook, Inc.—Class A* (Internet)	8,695	231,548
Google, Inc.—Class A* (Internet)	940	666,807
Groupon, Inc.* (Internet)	18,941	92,432
IAC/InterActiveCorp (Internet)	3,102	146,725
j2 Global, Inc. (Computers)	2,961	90,547
Juniper Networks, Inc.* (Telecommunications)	11,092	218,180
LinkedIn Corp.—Class A* (Internet)	1,692	194,275
Monster Worldwide, Inc.* (Commercial Services)	12,032	67,620
Netflix, Inc.* (Internet)	1,739	161,344
NETGEAR, Inc.* (Telecommunications)	2,538	100,048
NetSuite, Inc.* (Software)	1,645	110,709
OpenTable, Inc.* (Internet)	1,786	87,157
Priceline.com, Inc.* (Internet)	564	350,357
Rackspace Hosting, Inc.* (Internet)	2,820	209,441
Salesforce.com, Inc.* (Software)	1,786	300,227
Sapient Corp.* (Internet)	8,319	87,849
Sonus Networks, Inc.* (Telecommunications)	35,250	59,925
TD Ameritrade Holding Corp. (Diversified Financial Services)	8,601	144,583
Tibco Software, Inc.* (Internet)	6,392	140,688
TripAdvisor, Inc.* (Internet)	3,666	153,825
United Online, Inc. (Internet)	11,045	61,742
ValueClick, Inc.* (Internet)	4,841	93,964
VeriSign, Inc.* (Internet)	4,700	182,454
VirnetX Holding Corp.* (Internet)	2,820	82,570
Vocus, Inc.* (Internet)	3,149	54,730
Websense, Inc.* (Internet)	4,324	65,033
Yahoo!, Inc.* (Internet)	14,664	291,814
TOTAL COMMON STOCKS (Cost $4,059,608)		6,752,181
TOTAL INVESTMENT SECURITIES (Cost $4,059,608)—100.4%		6,752,181
Net other assets (liabilities)—(0.4)%		(26,537)
NET ASSETS—100.0%		$6,725,644

*                           Non-income producing security

ProFund VP Internet invested in the following industries as of December 31, 2012:

	Value	% of Net Assets
Commercial Services	$67,620	1.0%
Computers	90,547	1.3%
Diversified Financial Services	266,151	3.9%
Internet	5,103,547	76.0%
Software	846,163	12.6%
Telecommunications	378,153	5.6%
Other**	(26,537)	(0.4)%
Total	$6,725,644	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Internet :: 257

Statement of Assets and Liabilities
December 31, 2012

ASSETS:
Total Investment Securities, at cost	$4,059,608
Securities, at value	6,752,181
Total Investment Securities, at value	6,752,181
Receivable for capital shares issued	46,089
Prepaid expenses	39
TOTAL ASSETS	6,798,309

LIABILITIES:
Cash overdraft	58,968
Advisory fees payable	1,548
Management services fees payable	206
Administration fees payable	226
Administrative services fees payable	1,837
Distribution fees payable	1,432
Trustee fees payable	5
Transfer agency fees payable	664
Fund accounting fees payable	517
Compliance services fees payable	44
Other accrued expenses	7,218
TOTAL LIABILITIES	72,665
NET ASSETS	$6,725,644

NET ASSETS CONSIST OF:
Capital	$3,819,954
Accumulated net investment income (loss)	2,925
Accumulated net realized gains (losses) on investments	210,192
Net unrealized appreciation (depreciation) on investments	2,692,573
NET ASSETS	$6,725,644

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	112,666

Net Asset Value (offering and redemption price per share)	$59.70

Statement of Operations
For the Year Ended December 31, 2012

INVESTMENT INCOME:
Dividends	$18,340
Interest	19
TOTAL INVESTMENT INCOME	18,359

EXPENSES:
Advisory fees	39,545
Management services fees	5,273
Administration fees	2,526
Transfer agency fees	3,989
Administrative services fees	17,676
Distribution fees	13,182
Custody fees	4,170
Fund accounting fees	5,720
Trustee fees	131
Compliance services fees	69
Other fees	9,164
Total Gross Expenses before reductions	101,445
Less Expenses reduced by the Advisor	(12,864)
TOTAL NET EXPENSES	88,581
NET INVESTMENT INCOME (LOSS)	(70,222)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	858,879
Change in net unrealized appreciation/depreciation on investments	(26,808)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	832,071

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$761,849

See accompanying notes to the financial statements.

258 :: ProFund VP Internet :: Financial Statements

Statements of Changes in Net Assets

	Year Ended December 31, 2012	Year Ended December 31, 2011
FROM INVESTMENT ACTIVITES:
OPERATIONS:
Net investment income (loss)	$(70,222)	$(121,639)
Net realized gains (losses) on investments	858,879	2,672,078
Change in net unrealized appreciation/depreciation on investments	(26,808)	(2,849,114)
Change in net assets resulting from operations	761,849	(298,675)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments	(789,858)	(285,129)
Change in net assets resulting from distributions	(789,858)	(285,129)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	11,979,766	9,073,247
Dividends reinvested	789,858	285,129
Value of shares redeemed	(10,510,320)	(22,054,494)
Change in net assets resulting from capital transactions	2,259,304	(12,696,118)
Change in net assets	2,231,295	(13,279,922)
NET ASSETS:
Beginning of period	4,494,349	17,774,271
End of period	$6,725,644	$4,494,349
Accumulated net investment income (loss)	$2,925	$2,925
SHARE TRANSACTIONS:
Issued	201,716	149,475
Reinvested	14,479	4,640
Redeemed	(185,363)	(364,934)
Change in shares	30,832	(210,819)

See accompanying notes to the financial statements.

Financial Highlights :: ProFund VP Internet :: 259

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008
Net Asset Value, Beginning of Period	$54.92	$60.73	$46.50	$26.23	$53.50

Investment Activities:
Net investment income (loss)(a)	(0.76)	(0.86)	(0.48)	(0.58)	(0.64)
Net realized and unrealized gains (losses) on investments	11.09	(3.14)	16.40	20.85	(21.72)
Total income (loss) from investment activities	10.33	(4.00)	15.92	20.27	(22.36)

Distributions to Shareholders From:
Net realized gains on investments	(5.55)	(1.81)	(1.69)	—	(4.91)

Net Asset Value, End of Period	$59.70	$54.92	$60.73	$46.50	$26.23

Total Return	19.76%	(6.91)%	35.27%	77.28%	(44.83)%

Ratios to Average Net Assets:
Gross expenses	1.93%	1.82%	1.81%	1.83%	1.79%
Net expenses	1.68%	1.68%	1.68%	1.67%	1.63%
Net investment income (loss)	(1.33)%	(1.42)%	(0.95)%	(1.53)%	(1.42)%

Supplemental Data:
Net assets, end of period (000’s)	$6,726	$4,494	$17,774	$14,879	$2,438
Portfolio turnover rate(b)	189%	95%	233%	286%	270%

(a)                   Per share net investment income (loss) has been calculated using the average daily shares method.

(b)                   Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

260 :: ProFund VP Oil & Gas :: Management Discussion of Fund Performance

ProFund VP Oil & Gas seeks daily investment results that, before fees and expenses, correspond to the daily performance of the Dow Jones U.S. Oil & Gas Index (the “Index”). For the year ended December 31, 2012, the Fund had a total return of 2.90%. For the same period, the Index had a total return of 4.71%(1) and a volatility of 18.01%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as the daily return of the Index. The Index measures the performance of the oil and gas industry of the U.S. equity market. Component companies include oil drilling equipment and services, oil companies-major, oil companies-secondary, pipelines, liquid, solid or gaseous fossil fuel producers and service companies.

During the year ended December 31, 2012, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain exposure to the Index. These derivatives generally tracked the performance of their underlying reference asset, but included trading spreads that negatively impacted Fund performance during the period. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Oil & Gas from December 31, 2002 to December 31, 2012, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/12

Fund	One Year	Five Year	Ten Year
ProFund VP Oil & Gas	2.90%	-2.04%	11.59%
Dow Jones U.S. Oil & Gas Index	4.71%	-0.35%	13.77%
S&P 500	16.00%	1.66%	7.10%

Expense Ratios**

Fund	Gross	Net
ProFund VP Oil & Gas	1.82%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2012. Contractual fee waivers are in effect through April 30, 2013.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	94%
Swap Agreements	6%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Exxon Mobil Corp.	24.3%
Chevron Corp.	13.0%
Schlumberger, Ltd.	5.6%
ConocoPhillips	4.3%
Occidental Petroleum Corp.	3.8%

Dow Jones U.S. Oil & Gas Index – Composition

% of Index
Oil and Gas Producers	76%
Oil Equipment, Services and Distribution	24%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)

The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the Index. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the net asset value of the Fund.
(3)	The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP Oil & Gas :: 261

Schedule of Portfolio Investments :: December 31, 2012

Common Stocks (93.9%)

	Shares	Value
Anadarko Petroleum Corp. (Oil & Gas)	17,621	$1,309,417
Apache Corp. (Oil & Gas)	13,939	1,094,212
Atwood Oceanics, Inc.* (Oil & Gas)	2,104	96,342
Baker Hughes, Inc. (Oil & Gas Services)	15,517	633,714
Berry Petroleum Co.—Class A (Oil & Gas)	1,578	52,942
Bill Barrett Corp.* (Oil & Gas)	1,578	28,073
Bristow Group, Inc. (Transportation)	1,315	70,563
Cabot Oil & Gas Corp. (Oil & Gas)	7,364	366,285
Cameron International Corp.* (Oil & Gas Services)	8,679	490,016
CARBO Ceramics, Inc. (Oil & Gas Services)	789	61,810
Carrizo Oil & Gas, Inc.* (Oil & Gas)	1,315	27,510
Chart Industries, Inc.* (Machinery-Diversified)	1,052	70,137
Cheniere Energy, Inc.* (Oil & Gas)	7,890	148,174
Chesapeake Energy Corp. (Oil & Gas)	18,410	305,974
Chevron Corp. (Oil & Gas)	69,169	7,479,935
Cimarex Energy Co. (Oil & Gas)	3,156	182,196
Cobalt International Energy, Inc.* (Oil & Gas)	6,312	155,023
Comstock Resources, Inc.* (Oil & Gas)	1,578	23,875
Concho Resources, Inc.* (Oil & Gas)	3,682	296,622
ConocoPhillips (Oil & Gas)	42,869	2,485,973
Continental Resources, Inc.* (Oil & Gas)	2,104	154,623
Core Laboratories N.V. (Oil & Gas Services)	1,578	172,491
Denbury Resources, Inc.* (Oil & Gas)	13,676	221,551
Devon Energy Corp. (Oil & Gas)	13,413	698,013
Diamond Offshore Drilling, Inc. (Oil & Gas)	2,367	160,861
Dresser-Rand Group, Inc.* (Oil & Gas Services)	2,630	147,648
Dril-Quip, Inc.* (Oil & Gas Services)	1,315	96,061
Energen Corp. (Oil & Gas)	2,630	118,587
Ensco PLC—Class AADR (Oil & Gas)	8,153	483,310
EOG Resources, Inc. (Oil & Gas)	9,468	1,143,640
EQT Corp. (Oil & Gas)	5,260	310,234
EXCO Resources, Inc. (Oil & Gas)	5,260	35,610
Exterran Holdings, Inc.* (Oil & Gas Services)	2,367	51,885
Exxon Mobil Corp. (Oil & Gas)	161,482	13,976,266
First Solar, Inc.* (Energy-Alternate Sources)	2,104	64,972
FMC Technologies, Inc.* (Oil & Gas Services)	8,416	360,457
Forest Oil Corp.* (Oil & Gas)	4,208	28,152
Gulfport Energy Corp.* (Oil & Gas)	2,104	80,415
Halliburton Co. (Oil & Gas Services)	32,875	1,140,434
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	3,419	70,568
Helmerich & Payne, Inc. (Oil & Gas)	3,682	206,229
Hess Corp. (Oil & Gas)	10,520	557,139
HollyFrontier Corp. (Oil & Gas)	7,101	330,552
Key Energy Services, Inc.* (Oil & Gas Services)	5,260	36,557
Kinder Morgan, Inc. (Pipelines)	22,355	789,802
Kodiak Oil & Gas Corp.* (Oil & Gas)	9,468	83,792
Lufkin Industries, Inc. (Oil & Gas Services)	1,315	76,441
Marathon Oil Corp. (Oil & Gas)	24,985	766,040
Marathon Petroleum Corp. (Oil & Gas)	12,098	762,174
McDermott International, Inc.* (Engineering & Construction)	8,416	92,744
McMoRan Exploration Co.* (Oil & Gas)	3,682	59,096
Murphy Oil Corp. (Oil & Gas)	6,575	391,541
Nabors Industries, Ltd.* (Oil & Gas)	10,257	148,214
National Oilwell Varco, Inc. (Oil & Gas Services)	14,991	1,024,635
Newfield Exploration Co.* (Oil & Gas)	4,734	126,777
Noble Corp. (Oil & Gas)	8,942	311,360
Noble Energy, Inc. (Oil & Gas)	6,312	642,183
Oasis Petroleum, Inc.* (Oil & Gas)	2,630	83,634
Occidental Petroleum Corp. (Oil & Gas)	28,667	2,196,179
Oceaneering International, Inc. (Oil & Gas Services)	3,945	212,202
OGE Energy Corp. (Electric)	3,419	192,524
Oil States International, Inc.* (Oil & Gas Services)	1,841	131,705
Patterson-UTI Energy, Inc. (Oil & Gas)	5,260	97,994
Phillips 66 (Oil & Gas)	22,092	1,173,085
Pioneer Natural Resources Co. (Oil & Gas)	4,471	476,564
Plains Exploration & Production Co.* (Oil & Gas)	4,471	209,869
QEP Resources, Inc. (Oil & Gas)	6,312	191,064
Range Resources Corp. (Oil & Gas)	5,786	363,534
Rosetta Resources, Inc.* (Oil & Gas)	1,841	83,508
Rowan Cos. PLC—Class A* (Oil & Gas)	4,471	139,808
SandRidge Energy, Inc.* (Oil & Gas)	12,361	78,492
Schlumberger, Ltd. (Oil & Gas Services)	47,077	3,261,966
SEACOR SMIT, Inc. (Oil & Gas Services)	789	66,118
SemGroup Corp.—Class A* (Pipelines)	1,578	61,668
SM Energy Co. (Oil & Gas)	2,367	123,581
Southwestern Energy Co.* (Oil & Gas)	12,361	412,981
Superior Energy Services, Inc.* (Oil & Gas Services)	5,660	117,275
Tesoro Petroleum Corp. (Oil & Gas)	4,997	220,118
The Williams Cos., Inc. (Pipelines)	23,933	783,566
Tidewater, Inc. (Transportation)	1,841	82,256
Transocean, Ltd. (Oil & Gas)	12,624	563,662
Ultra Petroleum Corp.* (Oil & Gas)	5,523	100,132
Unit Corp.* (Oil & Gas)	1,578	71,089
Valero Energy Corp. (Oil & Gas)	19,725	673,017
Weatherford International, Ltd.* (Oil & Gas Services)	26,826	300,183
Whiting Petroleum Corp.* (Oil & Gas)	4,208	182,501
WPX Energy, Inc.* (Oil & Gas)	7,101	105,663
TOTAL COMMON STOCKS (Cost $20,698,483)		54,055,785

Repurchase Agreements(a) (0.1%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.05%—0.10%, dated 12/31/12, due 1/2/13, total to be received $76,000	$76,000	$76,000
TOTAL REPURCHASE AGREEMENTS (Cost $76,000)		76,000
TOTAL INVESTMENT SECURITIES (Cost $20,774,483)—94.0%		54,131,785
Net other assets (liabilities)—6.0%		3,427,969
NET ASSETS—100.0%		$57,559,754

*	Non-income producing security
(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR	American Depositary Receipt

See accompanying notes to the financial statements.

262 :: ProFund VP Oil & Gas :: Financial Statements

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Oil & Gas Index	$3,499,580	$(420)

ProFund VP Oil & Gas invested in the following industries as of December 31, 2012:

	Value	% of Net Assets
Electric	$192,524	0.3%
Energy-Alternate Sources	64,972	0.1%
Engineering & Construction	92,744	0.2%
Machinery-Diversified	70,137	0.1%
Oil & Gas	43,395,387	75.3%
Oil & Gas Services	8,452,166	14.7%
Pipelines	1,635,036	2.9%
Transportation	152,819	0.3%
Other**	3,503,969	6.1%
Total	$57,559,754	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Oil & Gas :: 263

Statement of Assets and Liabilities
December 31, 2012

ASSETS:
Total Investment Securities, at cost	$20,774,483
Securities, at value	54,055,785
Repurchase agreements, at value	76,000
Total Investment Securities, at value	54,131,785
Cash	251
Dividends and interest receivable	14,147
Receivable for capital shares issued	184,624
Receivable for investments sold	3,493,419
Prepaid expenses	526
TOTAL ASSETS	57,824,752

LIABILITIES:
Payable for capital shares redeemed	67,853
Unrealized loss on swap agreements	420
Advisory fees payable	30,170
Management services fees payable	4,023
Administration fees payable	2,224
Administrative services fees payable	24,407
Distribution fees payable	21,027
Trustee fees payable	45
Transfer agency fees payable	7,381
Fund accounting fees payable	5,096
Compliance services fees payable	525
Other accrued expenses	101,827
TOTAL LIABILITIES	264,998
NET ASSETS	$57,559,754

NET ASSETS CONSIST OF:
Capital	$29,059,375
Accumulated net investment income (loss)	253,006
Accumulated net realized gains (losses) on investments	(5,109,509)
Net unrealized appreciation (depreciation) on investments	33,356,882
NET ASSETS	$57,559,754

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,278,509

Net Asset Value (offering and redemption price per share)	$45.02

Statement of Operations
For the Year Ended December 31, 2012

INVESTMENT INCOME:
Dividends	$1,349,190
Interest	191
Foreign tax withholding	(237)
TOTAL INVESTMENT INCOME	1,349,144

EXPENSES:
Advisory fees	489,349
Management services fees	65,245
Administration fees	31,075
Transfer agency fees	48,820
Administrative services fees	202,352
Distribution fees	163,116
Custody fees	9,670
Fund accounting fees	67,336
Trustee fees	1,723
Compliance services fees	854
Printing fees	69,810
Other fees	64,836
Total Gross Expenses before reductions	1,214,186
Less Expenses reduced by the Advisor	(118,048)
TOTAL NET EXPENSES	1,096,138
NET INVESTMENT INCOME (LOSS)	253,006

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	2,839,128
Net realized gains (losses) on swap agreements	342,765
Change in net unrealized appreciation/depreciation on investments	(2,725,145)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	456,748
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$709,754

See accompanying notes to the financial statements.

264 :: ProFund VP Oil & Gas :: Financial Statements

Statements of Changes in Net Assets

	Year Ended December 31, 2012	Year Ended December 31, 2011
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$253,006	$76,393
Net realized gains (losses) on investments	3,181,893	9,547,140
Change in net unrealized appreciation/depreciation on investments	(2,725,145)	(9,465,974)
Change in net assets resulting from operations	709,754	157,559

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(76,393)	(152,698)
Net realized gains on investments	(5,553,019)	—
Change in net assets resulting from distributions	(5,629,412)	(152,698)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	41,633,556	96,654,900
Dividends reinvested	5,629,412	152,698
Value of shares redeemed	(53,844,122)	(125,506,933)
Change in net assets resulting from capital transactions	(6,581,154)	(28,699,335)
Change in net assets	(11,500,812)	(28,694,474)

NET ASSETS:
Beginning of period	69,060,566	97,755,040
End of period	$57,559,754	$69,060,566
Accumulated net investment income (loss)	$253,006	$76,393

SHARE TRANSACTIONS:
Issued	891,760	1,916,163
Reinvested	127,883	2,836
Redeemed	(1,195,809)	(2,566,867)
Change in shares	(176,166)	(647,868)

See accompanying notes to the financial statements.

Financial Highlights :: ProFund VP Oil & Gas :: 265

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008
Net Asset Value, Beginning of Period	$47.47	$46.49	$39.64	$38.84	$66.69

Investment Activities:
Net investment income (loss)(a)	0.18	0.04	0.08	0.15	(0.15)
Net realized and unrealized gains (losses) on investments	1.12	1.00	6.93	5.73	(23.29)
Total income (loss) from investment activities	1.30	1.04	7.01	5.88	(23.44)

Distributions to Shareholders From:
Net investment income	(0.05)	(0.06)	(0.16)	—	—
Net realized gains on investments	(3.70)	—	—	(5.08)	(4.41)
Total distributions	(3.75)	(0.06)	(0.16)	(5.08)	(4.41)

Net Asset Value, End of Period	$45.02	$47.47	$46.49	$39.64	$38.84

Total Return	2.90%	2.25%	17.76%	15.50%	(36.95)%

Ratios to Average Net Assets:
Gross expenses	1.86%	1.82%	1.77%	1.81%	1.73%
Net expenses	1.68%	1.68%	1.68%	1.67%	1.63%
Net investment income (loss)	0.39%	0.08%	0.21%	0.39%	(0.25)%

Supplemental Data:
Net assets, end of period (000’s)	$57,560	$69,061	$97,755	$82,607	$66,675
Portfolio turnover rate(b)	68%	73%	89%	109%	147%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

266 :: ProFund VP Pharmaceuticals :: Management Discussion of Fund Performance

ProFund VP Pharmaceuticals seeks daily investment results that, before fees and expenses, correspond to the daily performance of the Dow Jones U.S. Pharmaceuticals Index (the “Index”). For the year ended December 31, 2012, the Fund had a total return of 11.86%. For the same period, the Index had a total return of 13.90%(1) and a volatility of 10.21%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as the daily return of the Index. The Index measures the performance of the pharmaceuticals subsector of the U.S. equity market. Component companies include the makers of prescription and over-the-counter drugs, such as birth control pills, vaccines, aspirin and cold remedies.

During the year ended December 31, 2012, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain exposure to the Index. These derivatives generally tracked the performance of their underlying reference asset, but included trading spreads that negatively impacted Fund performance during the period. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Pharmaceuticals from December 31, 2002 to December 31, 2012, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/12

Fund	One Year	Five Year	Ten Year
ProFund VP Pharmaceuticals	11.86%	4.19%	2.66%
Dow Jones U.S. Pharmaceuticals Index	13.90%	6.11%	4.73%
S&P 500	16.00%	1.66%	7.10%

Expense Ratios**

Fund	Gross	Net
ProFund VP Pharmaceuticals	1.80%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2012. Contractual fee waivers are in effect through April 30, 2013.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	68%
Swap Agreements	32%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Johnson & Johnson	17.4%
Pfizer, Inc.	16.7%
Merck & Co., Inc.	11.2%
Bristol-Myers Squibb Co.	4.9%
Eli Lilly & Co.	4.6%

Dow Jones U.S. Pharmaceuticals Index – Composition

The Dow Jones U.S. Pharmaceuticals Index is comprised of a single sector.

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)

The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the Index. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the net asset value of the Fund.
(3)	The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP Pharmaceuticals :: 267

Schedule of Portfolio Investments :: December 31, 2012

Common Stocks (67.8%)

	Shares	Value
Abbott Laboratories* (Pharmaceuticals)	18,995	$596,443
Alkermes PLC* (Pharmaceuticals)	1,441	26,687
Allergan, Inc. (Pharmaceuticals)	3,668	336,466
ARIAD Pharmaceuticals, Inc.* (Biotechnology)	1,965	37,689
Auxilium Pharmaceuticals, Inc.* (Pharmaceuticals)	655	12,137
Bristol-Myers Squibb Co. (Pharmaceuticals)	19,912	648,932
Eli Lilly & Co. (Pharmaceuticals)	12,314	607,326
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	1,310	34,414
Forest Laboratories, Inc.* (Pharmaceuticals)	2,751	97,165
Hospira, Inc.* (Healthcare-Products)	1,965	61,387
Impax Laboratories, Inc.* (Pharmaceuticals)	786	16,105
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	524	27,877
Johnson & Johnson (Healthcare-Products)	33,274	2,332,508
Merck & Co., Inc. (Pharmaceuticals)	36,549	1,496,316
Mylan Laboratories, Inc.* (Pharmaceuticals)	4,847	133,196
Perrigo Co. (Pharmaceuticals)	1,048	109,023
Pfizer, Inc. (Pharmaceuticals)	88,556	2,220,985
Questcor Pharmaceuticals, Inc. (Pharmaceuticals)	655	17,502
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	655	26,514
Theravance, Inc.* (Pharmaceuticals)	786	17,504
ViroPharma, Inc.* (Pharmaceuticals)	786	17,889
VIVUS, Inc.* (Pharmaceuticals)	1,179	15,822
Warner Chilcott PLC—Class A (Pharmaceuticals)	2,096	25,236
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	1,572	135,192
TOTAL COMMON STOCKS (Cost $6,311,133)		9,050,315
TOTAL INVESTMENT SECURITIES (Cost $6,311,133)—67.8%		9,050,315
Net other assets (liabilities)—32.2%		4,290,211
NET ASSETS—100.0%		$13,340,526

*	Non-income producing security

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Pharmaceuticals Index	$4,299,484	$(516)

ProFund VP Pharmaceuticals invested in the following industries as of December 31, 2012:

	Value	% of Net Assets
Biotechnology	$37,689	0.3%
Healthcare-Products	2,393,895	17.9%
Pharmaceuticals	6,618,731	49.6%
Other**	4,290,211	32.2%
Total	$13,340,526	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

268 :: ProFund VP Pharmaceuticals :: Financial Statements

Statement of Assets and Liabilities
December 31, 2012

ASSETS:
Total Investment Securities, at cost	$6,311,133
Securities, at value	9,050,315
Total Investment Securities, at value	9,050,315
Dividends receivable	22,314
Receivable for capital shares issued	24,660
Receivable for investments sold	5,172,629
Prepaid expenses	132
TOTAL ASSETS	14,270,050

LIABILITIES:
Payable for investments purchased	824,192
Payable for capital shares redeemed	17,713
Cash overdraft	38,330
Unrealized loss on swap agreements	516
Advisory fees payable	8,152
Management services fees payable	1,087
Administration fees payable	522
Administrative services fees payable	6,208
Distribution fees payable	5,834
Trustee fees payable	11
Transfer agency fees payable	1,749
Fund accounting fees payable	1,196
Compliance services fees payable	129
Other accrued expenses	23,885
TOTAL LIABILITIES	929,524
NET ASSETS	$13,340,526

NET ASSETS CONSIST OF:
Capital	$13,657,688
Accumulated net investment income (loss)	340,085
Accumulated net realized gains (losses) on investments	(3,395,913)
Net unrealized appreciation (depreciation) on investments	2,738,666
NET ASSETS	$13,340,526

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	482,937

Net Asset Value (offering and redemption price per share)	$27.62

Statement of Operations
For the Year Ended December 31, 2012

INVESTMENT INCOME:
Dividends	$651,473
Interest	120
TOTAL INVESTMENT INCOME	651,593

EXPENSES:
Advisory fees	139,065
Management services fees	18,542
Administration fees	8,827
Transfer agency fees	13,826
Administrative services fees	54,443
Distribution fees	46,355
Custody fees	4,844
Fund accounting fees	19,074
Trustee fees	494
Compliance services fees	250
Printing fees	18,090
Other fees	20,447
Total Gross Expenses before reductions	344,257
Less Expenses reduced by the Advisor	(32,749)
TOTAL NET EXPENSES	311,508
NET INVESTMENT INCOME (LOSS)	340,085

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	1,379,033
Net realized gains (losses) on swap agreements	175,800
Change in net unrealized appreciation/depreciation on investments	(164,216)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	1,390,617
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$1,730,702

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Pharmaceuticals :: 269

Statements of Changes in Net Assets

	Year Ended December 31, 2012	Year Ended December 31, 2011
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$340,085	$225,615
Net realized gains (losses) on investments	1,554,833	(575,165)
Change in net unrealized appreciation/depreciation on investments	(164,216)	1,597,565
Change in net assets resulting from operations	1,730,702	1,248,015

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(225,615)	(152,879)
Change in net assets resulting from distributions	(225,615)	(152,879)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	34,892,591	47,095,604
Dividends reinvested	225,615	152,879
Value of shares redeemed	(50,188,629)	(28,322,440)
Change in net assets resulting from capital transactions	(15,070,423)	18,926,043
Change in net assets	(13,565,336)	20,021,179

NET ASSETS:
Beginning of period	26,905,862	6,884,683
End of period	$13,340,526	$26,905,862
Accumulated net investment income (loss)	$340,085	$225,615

SHARE TRANSACTIONS:
Issued	1,327,535	1,987,907
Reinvested	8,914	6,959
Redeemed	(1,927,777)	(1,232,225)
Change in shares	(591,328)	762,641

See accompanying notes to the financial statements.

270 :: ProFund VP Pharmaceuticals :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008
Net Asset Value, Beginning of Period	$25.05	$22.09	$22.95	$20.17	$25.47

Investment Activities:
Net investment income (loss)(a)	0.48	0.41	0.39	0.52	0.44
Net realized and unrealized gains (losses) on investments	2.46	3.08	(0.27)	2.83	(5.37)
Total income (loss) from investment activities	2.94	3.49	0.12	3.35	(4.93)

Distributions to Shareholders From:
Net investment income	(0.37)	(0.53)	(0.98)	(0.57)	(0.37)

Net Asset Value, End of Period	$27.62	$25.05	$22.09	$22.95	$20.17

Total Return	11.86%	16.13%	0.48%	16.90%	(19.51)%

Ratios to Average Net Assets:
Gross expenses	1.85%	1.80%	1.78%	1.80%	1.77%
Net expenses	1.68%	1.68%	1.68%	1.65%	1.63%
Net investment income (loss)	1.83%	1.74%	1.78%	2.66%	1.99%

Supplemental Data:
Net assets, end of period (000’s)	$13,341	$26,906	$6,885	$13,122	$12,124
Portfolio turnover rate(b)	351%	411%	360%	508%	579%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

Management Discussion of Fund Performance :: ProFund VP Precious Metals :: 271

ProFund VP Precious Metals seeks daily investment results that, before fees and expenses, correspond to the daily performance of the Dow Jones Precious Metals Index (the “Index”). For the year ended December 31, 2012, the Fund had a total return of -14.55%. For the same period, the Index had a return of -12.76%(1) and a volatility of 27.27%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as the daily return of the Index. The Index measures the performance of the precious metals mining industry. Component companies include leading miners and producers of gold, silver and platinum-group metals whose securities are available to U.S. investors during U.S. trading hours.

During the year ended December 31, 2012, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain exposure to the Index. These derivatives generally tracked the performance of their underlying reference asset, but included trading spreads that negatively impacted Fund performance during the period. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Precious Metals from December 31, 2002 to December 31, 2012, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/12

Fund	One Year	Five Year	Ten Year
ProFund VP Precious Metals	-14.55%	-2.97%	6.00%
Dow Jones Precious Metals Index	-12.76%	-0.82%	8.60%
S&P 500	16.00%	1.66%	7.10%

Expense Ratios**

Fund	Gross	Net
ProFund VP Precious Metals	1.79%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2012. Contractual fee waivers are in effect through April 30, 2013.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Precious Metals primarily invests in non-equity securities, which may include; swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Dow Jones Precious Metals Index — Composition

The Dow Jones Precious Metals Index is comprised of a single sector.

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)         The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the Index. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the net asset value of the Fund.

(3)         Prior to June 19, 2004, the Index underlying the Fund’s benchmark was the Philadelphia Stock Exchange Gold & Silver Index. This Index measured the performance of the gold and silver mining industry of the global equity market. Component companies included companies involved in the mining and production of gold, silver, and other precious metals, precious stones, and pearls. The Philadelphia Stock Exchange Gold and Silver Index represents performance from December 31, 2002 to June 18, 2004 and the Dow Jones Precious Metals Index represents performance from June 19, 2004 to present.

(4)         The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

272 :: ProFund VP Precious Metals :: Financial Statements

Schedule of Portfolio Investments :: December 31, 2012

Repurchase Agreements(a)(b) (93.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.05%—0.10%, dated 12/31/12, due 1/2/13, total to be received $70,683,173	$70,683,000	$70,683,000
TOTAL REPURCHASE AGREEMENTS (Cost $70,683,000)		70,683,000
TOTAL INVESTMENT SECURITIES (Cost $70,683,000)—93.7%		70,683,000
Net other assets (liabilities)—6.3%		4,783,083
NET ASSETS—100.0%		$75,466,083

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2012, the aggregate amount held in a segregated account was $14,671,000.

(b)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Precious Metals Index	$36,081,675	$1,109,342
Equity Index Swap Agreement with UBS AG, based on the Dow Jones Precious Metals Index	39,585,998	1,150,586
		$2,259,928

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Precious Metals :: 273

Statement of Assets and Liabilities
December 31, 2012

ASSETS:
Total Investment Securities, at cost	$70,683,000
Repurchase agreements, at value	70,683,000
Total Investment Securities, at value	70,683,000
Cash	784
Interest receivable	173
Unrealized gain on swap agreements	2,259,928
Receivable for capital shares issued	2,855,540
Prepaid expenses	675
TOTAL ASSETS	75,800,100
LIABILITIES:
Payable for capital shares redeemed	92,111
Advisory fees payable	44,486
Management services fees payable	5,931
Administration fees payable	2,833
Administrative services fees payable	30,572
Distribution fees payable	27,207
Trustee fees payable	58
Transfer agency fees payable	9,872
Fund accounting fees payable	6,492
Compliance services fees payable	681
Other accrued expenses	113,774
TOTAL LIABILITIES	334,017
NET ASSETS	$75,466,083
NET ASSETS CONSIST OF:
Capital	$115,619,671
Accumulated net realized gains (losses) on investments	(42,413,516)
Net unrealized appreciation (depreciation) on investments	2,259,928
NET ASSETS	$75,466,083
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,988,773
Net Asset Value (offering and redemption price per share)	$37.95

Statement of Operations
For the Year Ended December 31, 2012

INVESTMENT INCOME:
Interest	$92,790
EXPENSES:
Advisory fees	653,890
Management services fees	87,184
Administration fees	41,103
Transfer agency fees	64,549
Administrative services fees	271,261
Distribution fees	217,963
Custody fees	10,452
Fund accounting fees	88,219
Trustee fees	2,383
Compliance services fees	1,034
Printing fees	83,776
Other fees	74,169
Total Gross Expenses before reductions	1,595,983
Less Expenses reduced by the Advisor	(131,271)
TOTAL NET EXPENSES	1,464,712
NET INVESTMENT INCOME (LOSS)	(1,371,922)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on swap agreements	(18,690,361)
Change in net unrealized appreciation/depreciation on investments	4,745,649
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(13,944,712)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(15,316,634)

See accompanying notes to the financial statements.

274 :: ProFund VP Precious Metals :: Financial Statements

Statements of Changes in Net Assets

	Year Ended December 31, 2012	Year Ended December 31, 2011
FROM INVESTMENT ACTIVITES:
OPERATIONS:
Net investment income (loss)	$(1,371,922)	$(2,277,377)
Net realized gains (losses) on investments	(18,690,361)	(23,723,155)
Change in net unrealized appreciation/depreciation on investments	4,745,649	(6,185,728)
Change in net assets resulting from operations	(15,316,634)	(32,186,260)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments	—	(2,375,651)
Change in net assets resulting from distributions	—	(2,375,651)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	95,698,585	177,417,886
Dividends reinvested	—	2,375,651
Value of shares redeemed	(108,075,234)	(216,807,659)
Change in net assets resulting from capital transactions	(12,376,649)	(37,014,122)
Change in net assets	(27,693,283)	(71,576,033)
NET ASSETS:
Beginning of period	103,159,366	174,735,399
End of period	$75,466,083	$103,159,366
SHARE TRANSACTIONS:
Issued	2,309,880	3,526,292
Reinvested	—	46,183
Redeemed	(2,644,043)	(4,379,115)
Change in shares	(334,163)	(806,640)

See accompanying notes to the financial statements.

Financial Highlights :: ProFund VP Precious Metals :: 275

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010		Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008
Net Asset Value, Beginning of Period	$44.41	$55.83	$42.00		$31.27	$51.82

Investment Activities:
Net investment income (loss)(a)	(0.65)	(0.83)	(0.71)		(0.58)	0.31
Net realized and unrealized gains (losses) on investments	(5.81)	(9.79)	14.54		11.62	(15.95)
Total income (loss) from investment activities	(6.46)	(10.62)	13.83		11.04	(15.64)

Distributions to Shareholders From:
Net investment income	—	—	—		(0.31)	(1.53)
Net realized gains on investments	—	(0.80)	—		—	(3.38)
Total distributions	—	(0.80)	—		(0.31)	(4.91)

Net Asset Value, End of Period	$37.95	$44.41	$55.83		$42.00	$31.27

Total Return	(14.55)%	(19.21)%	32.93%		35.33%	(30.76)%

Ratios to Average Net Assets:
Gross expenses	1.83%	1.79%	1.76%		1.80%	1.71%
Net expenses	1.68%	1.68%	1.68%		1.67%	1.63%
Net investment income (loss)	(1.57)%	(1.64)%	(1.56)%		(1.57)%	0.68%

Supplemental Data:
Net assets, end of period (000’s)	$75,466	$103,159	$174,735		$131,107	$91,604
Portfolio turnover rate(b)	—	—	694	%(c)	—	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

(c)	Changes in the portfolio turnover rate are primarily driven by timing of purchases and sale of long-term treasuries.

See accompanying notes to the financial statements.

276 :: ProFund VP Real Estate :: Management Discussion of Fund Performance

ProFund VP Real Estate seeks daily investment results that, before fees and expenses, correspond to the daily performance of the Dow Jones U.S. Real Estate Index (the “Index”). For the year ended December 31, 2012, the Fund had a total return of 17.17%. For the same period, the Index had a total return of 18.93%(1) and a volatility of 12.93%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities that, in combination, should have similar daily return characteristics as the daily return of the Index. The Index measures the performance of the real estate sector of the U.S. equity market. Component companies include those that invest directly or indirectly through development, management or ownership of shopping malls, apartment buildings and housing developments; and real estate investment trusts (“REITs”) that invest in apartments, office and retail properties. REITs are passive investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Real Estate from December 31, 2002 to December 31, 2012, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/12

Fund	One Year	Five Year	Ten Year
ProFund VP Real Estate	17.17%	2.83%	8.27%
Dow Jones U.S. Real Estate Index	18.93%	4.65%	10.61%
S&P 500	16.00%	1.66%	7.10%

Expense Ratios**

Fund	Gross	Net
ProFund VP Real Estate	1.77%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2012. Contractual fee waivers are in effect through April 30, 2013.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Simon Property Group, Inc.	9.1%
American Tower Corp.	5.6%
Public Storage, Inc.	3.9%
HCP, Inc.	3.8%
Ventas, Inc.	3.6%

Dow Jones U.S. Real Estate Index — Composition

The Dow Jones U.S. Real Estate Index is comprised of a single sector.

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)

The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the Index. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the net asset value of the Fund.

(3)	The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP Real Estate :: 277

Schedule of Portfolio Investments :: December 31, 2012

Common Stocks (99.6%)

	Shares	Value
Alexander & Baldwin, Inc.* (Real Estate)	1,770	$51,985
Alexandria Real Estate Equities, Inc. (REIT)	2,596	179,955
American Campus Communities, Inc. (REIT)	4,248	195,960
American Capital Agency Corp. (REIT)	13,688	396,131
American Realty Capital Trust, Inc. (Investment Companies)	6,372	73,597
American Tower Corp. (REIT)	15,930	1,230,911
Annaly Mortgage Management, Inc. (REIT)	39,176	550,031
Apartment Investment and Management Co.—Class A (REIT)	5,900	159,654
ARMOUR Residential REIT, Inc. (REIT)	12,390	80,163
AvalonBay Communities, Inc. (REIT)	4,602	623,985
BioMed Realty Trust, Inc. (REIT)	6,254	120,890
Boston Properties, Inc. (REIT)	6,018	636,765
Brandywine Realty Trust (REIT)	5,782	70,483
BRE Properties, Inc.—A (REIT)	3,068	155,946
Camden Property Trust (REIT)	3,422	233,415
CBL & Associates Properties, Inc. (REIT)	6,490	137,653
CBRE Group, Inc.—Class A* (Real Estate)	12,154	241,864
Chimera Investment Corp. (REIT)	41,182	107,485
Colonial Properties Trust (REIT)	3,304	70,606
CommonWealth REIT (REIT)	3,423	54,216
Corporate Office Properties Trust (REIT)	3,186	79,586
CYS Investments, Inc. (REIT)	7,080	83,615
DCT Industrial Trust, Inc. (REIT)	10,856	70,455
DDR Corp. (REIT)	9,676	151,526
DiamondRock Hospitality Co. (REIT)	7,788	70,092
Digital Realty Trust, Inc. (REIT)	4,956	336,463
Douglas Emmett, Inc. (REIT)	5,310	123,723
Duke Realty Corp. (REIT)	11,092	153,846
DuPont Fabros Technology, Inc. (REIT)	2,596	62,719
EastGroup Properties, Inc. (REIT)	1,180	63,496
EPR Properties (REIT)	1,888	87,056
Equity Lifestyle Properties, Inc. (REIT)	1,534	103,223
Equity Residential (REIT)	12,862	728,890
Essex Property Trust, Inc. (REIT)	1,416	207,656
Extra Space Storage, Inc. (REIT)	4,130	150,291
Federal Realty Investment Trust (REIT)	2,596	270,036
Forest City Enterprises, Inc.—Class A* (Real Estate)	5,546	89,568
Franklin Street Properties Corp. (REIT)	2,950	36,315
General Growth Properties, Inc. (REIT)	18,054	358,372
Hatteras Financial Corp. (REIT)	4,012	99,538
HCP, Inc. (REIT)	18,172	821,011
Health Care REIT, Inc. (REIT)	10,384	636,435
Healthcare Realty Trust, Inc. (REIT)	3,540	84,995
Highwoods Properties, Inc. (REIT)	3,186	106,572
Home Properties, Inc. (REIT)	2,006	122,988
Hospitality Properties Trust (REIT)	4,956	116,070
Host Hotels & Resorts, Inc. (REIT)	29,146	456,718
Invesco Mortgage Capital, Inc. (REIT)	4,720	93,031
Jones Lang LaSalle, Inc. (Real Estate)	1,770	148,573
Kilroy Realty Corp. (REIT)	2,950	139,742
Kimco Realty Corp. (REIT)	16,402	316,887
LaSalle Hotel Properties (REIT)	3,776	95,873
Lexington Realty Trust (REIT)	6,136	64,121
Liberty Property Trust (REIT)	4,720	168,834
Mack-Cali Realty Corp. (REIT)	3,304	86,267
MFA Financial, Inc. (REIT)	14,396	116,752
Mid-America Apartment Communities, Inc. (REIT)	1,652	106,967
National Retail Properties, Inc. (REIT)	4,366	136,219
OMEGA Healthcare Investors, Inc. (REIT)	4,484	106,943
Piedmont Office Realty Trust, Inc.—Class A (REIT)	6,726	121,404
Plum Creek Timber Co., Inc. (Forest Products & Paper)	6,490	287,961
Post Properties, Inc. (REIT)	2,242	111,988
Potlatch Corp. (REIT)	1,652	64,742
Prologis, Inc. (REIT)	18,526	676,014
Public Storage, Inc. (REIT)	5,782	838,158
Rayonier, Inc. (REIT)	4,956	256,869
Realty Income Corp. (REIT)	5,310	213,515
Redwood Trust, Inc. (REIT)	3,304	55,805
Regency Centers Corp. (REIT)	3,658	172,365
RLJ Lodging Trust (REIT)	4,248	82,284
Ryman Hospitality Properties, Inc. (Lodging)	2,125	81,711
Senior Housing Properties Trust (REIT)	7,080	167,371
Simon Property Group, Inc. (REIT)	12,390	1,958,734
SL Green Realty Corp. (REIT)	3,658	280,386
Sovran Self Storage, Inc. (REIT)	1,180	73,278
St. Joe Co.* (Real Estate)	3,658	84,427
Starwood Property Trust, Inc. (REIT)	5,428	124,627
Sunstone Hotel Investors, Inc.* (REIT)	5,546	59,398
Tanger Factory Outlet Centers, Inc. (REIT)	3,776	129,139
Taubman Centers, Inc. (REIT)	2,478	195,068
The Howard Hughes Corp.* (Real Estate)	1,180	86,164
The Macerich Co. (REIT)	5,428	316,452
Two Harbors Investment Corp. (REIT)	11,800	130,744
UDR, Inc. (REIT)	10,030	238,513
Ventas, Inc. (REIT)	11,918	771,333
Vornado Realty Trust (REIT)	6,844	548,068
Washington REIT (REIT)	2,714	70,971
Weingarten Realty Investors (REIT)	4,484	120,037
Weyerhaeuser Co. (REIT)	21,712	604,028
TOTAL COMMON STOCKS (Cost $11,654,818)		21,544,713
TOTAL INVESTMENT SECURITIES (Cost $11,654,818)—99.6%		21,544,713
Net other assets (liabilities)—0.4%		76,035
NET ASSETS—100.0%		$21,620,748

*  Non-income producing security

ProFund VP Real Estate invested in the following industries as of December 31, 2012:

	Value	% of Net Assets
Forest Products & Paper	$287,961	1.3%
Investment Companies	73,597	0.3%
Lodging	81,711	0.4%
Real Estate	702,581	3.3%
REIT	20,398,863	94.3%
Other**	76,035	0.4%
Total	$21,620,748	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

278 :: ProFund VP Real Estate :: Financial Statements

Statement of Assets and Liabilities
December 31, 2012

ASSETS:
Total Investment Securities, at cost	$11,654,818
Securities, at value	21,544,713
Total Investment Securities, at value	21,544,713
Dividends receivable	110,529
Receivable for capital shares issued	243,368
Prepaid expenses	149
TOTAL ASSETS	21,898,759
LIABILITIES:
Payable for investments purchased	182,604
Payable for capital shares redeemed	1,226
Cash overdraft	31,876
Advisory fees payable	12,151
Management services fees payable	1,620
Administration fees payable	832
Administrative services fees payable	7,694
Distribution fees payable	6,774
Trustee fees payable	17
Transfer agency fees payable	2,765
Fund accounting fees payable	1,906
Compliance services fees payable	178
Other accrued expenses	28,368
TOTAL LIABILITIES	278,011
NET ASSETS	$21,620,748
NET ASSETS CONSIST OF:
Capital	$19,092,722
Accumulated net investment income (loss)	48,719
Accumulated net realized gains (losses) on investments	(7,410,588)
Net unrealized appreciation (depreciation) on investments	9,889,895
NET ASSETS	$21,620,748
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	418,287
Net Asset Value (offering and redemption price per share)	$51.69

Statement of Operations
For the Year Ended December 31, 2012

INVESTMENT INCOME:
Dividends	$745,532
Interest	36
Foreign tax withholding	(821)
TOTAL INVESTMENT INCOME	744,747
EXPENSES:
Advisory fees	177,067
Management services fees	23,609
Administration fees	11,225
Transfer agency fees	17,666
Administrative services fees	76,475
Distribution fees	59,022
Custody fees	10,850
Fund accounting fees	24,757
Trustee fees	594
Compliance services fees	367
Other fees	33,646
Total Gross Expenses before reductions	435,278
Less Expenses reduced by the Advisor	(38,649)
TOTAL NET EXPENSES	396,629
NET INVESTMENT INCOME (LOSS)	348,118
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	77,179
Change in net unrealized appreciation/depreciation on investments	2,620,504
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	2,697,683
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$3,045,801

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Real Estate :: 279

Statements of Changes in Net Assets

	Year Ended December 31, 2012	Year Ended December 31, 2011

FROM INVESTMENT ACTIVITES:
OPERATIONS:
Net investment income (loss)	$348,118	$255,899
Net realized gains (losses) on investments	77,179	1,922,413
Change in net unrealized appreciation/depreciation on investments	2,620,504	(2,409,563)
Change in net assets resulting from operations	3,045,801	(231,251)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(555,298)	—
Change in net assets resulting from distributions	(555,298)	—
CAPITAL TRANSACTIONS:
Proceeds from shares issued	82,166,115	35,374,053
Dividends reinvested	555,298	—
Value of shares redeemed	(77,589,317)	(39,678,626)
Change in net assets resulting from capital transactions	5,132,096	(4,304,573)
Change in net assets	7,622,599	(4,535,824)
NET ASSETS:
Beginning of period	13,998,149	18,533,973
End of period	$21,620,748	$13,998,149
Accumulated net investment income (loss)	$48,719	$255,899
SHARE TRANSACTIONS:
Issued	1,626,508	773,775
Reinvested	11,091	—
Redeemed	(1,528,891)	(893,564)
Change in shares	108,708	(119,789)

See accompanying notes to the financial statements.

280 :: ProFund VP Real Estate :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008
Net Asset Value, Beginning of Period	$45.22	$43.17	$35.97	$28.71	$49.44

Investment Activities:
Net investment income (loss)(a)	0.74	0.60	0.56	0.89	0.86
Net realized and unrealized gains (losses) on investments	6.97	1.45 (b)	8.17	7.08	(21.04)
Total income (loss) from investment activities	7.71	2.05	8.73	7.97	(20.18)

Distributions to Shareholders From:
Net investment income	(1.24)	—	(1.26)	(0.71)	—
Net realized gains on investments	—	—	—	—	(0.55)
Return of capital	—	—	(0.27)	—	—
Total distributions	(1.24)	—	(1.53)	(0.71)	(0.55)

Net Asset Value, End of Period	$51.69	$45.22	$43.17	$35.97	$28.71

Total Return	17.17%	4.75%	24.69%	27.90%	(41.25)%

Ratios to Average Net Assets:
Gross expenses	1.84%	1.77%	1.83%	1.88%	1.79%
Net expenses	1.68%	1.68%	1.68%	1.67%	1.63%
Net investment income (loss)	1.47%	1.33%	1.41%	3.10%	1.90%

Supplemental Data:
Net assets, end of period (000’s)	$21,621	$13,998	$18,534	$18,585	$12,752
Portfolio turnover rate(c)	290%	165%	289%	432%	418%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

Management Discussion of Fund Performance :: ProFund VP Semiconductor :: 281

ProFund VP Semiconductor seeks daily investment results that, before fees and expenses, correspond to the daily performance of the Dow Jones U.S. Semiconductors Index (the “Index”). For the year ended December 31, 2012, the Fund had a total return of -4.17%. For the same period, the Index had a return of -2.26%(1) and a volatility of 20.68%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as the daily return of the Index. The Index measures the performance of the semiconductor subsector of the U.S. equity market. Component companies are engaged in the production of semiconductors and other integrated chips, as well as other related products such as semiconductor capital equipment and motherboards.

During the year ended December 31, 2012, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain exposure to the Index. These derivatives generally tracked the performance of their underlying reference asset, but included trading spreads that negatively impacted Fund performance during the period. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Semiconductor from December 31, 2002 to December 31, 2012, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/12

Fund	One Year	Five Year	Ten Year
ProFund VP Semiconductor	-4.17%	-3.15%	2.86%
Dow Jones U.S. Semiconductors Index	-2.26%	-1.61%	4.99%
S&P 500	16.00%	1.66%	7.10%

Expense Ratios**

Fund	Gross	Net
ProFund VP Semiconductor	2.00%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2012. Contractual fee waivers are in effect through April 30, 2013.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	69%
Swap Agreements	31%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Intel Corp.	22.6%
Texas Instruments, Inc.	7.7%
Broadcom Corp.	3.8%
Applied Materials, Inc.	3.0%
Analog Devices, Inc.	2.8%

Dow Jones U.S. Semiconductor Index – Composition

The Dow Jones U.S. Semiconductors Index is comprised of a single sector.

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)         The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the Index. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the net asset value of the Fund.

(3)         The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

282 :: ProFund VP Semiconductor :: Financial Statements

Schedule of Portfolio Investments :: December 31, 2012

Common Stocks (69.1%)

	Shares	Value
Advanced Micro Devices, Inc.* (Semiconductors)	1,537	$3,689
Altera Corp. (Semiconductors)	812	27,965
Analog Devices, Inc. (Semiconductors)	783	32,933
Applied Materials, Inc. (Semiconductors)	3,074	35,167
Atmel Corp.* (Semiconductors)	1,131	7,408
Broadcom Corp.—Class A (Semiconductors)	1,334	44,301
Cavium, Inc.* (Semiconductors)	116	3,620
Cirrus Logic, Inc.* (Semiconductors)	174	5,041
Cree, Inc.* (Semiconductors)	290	9,854
Cymer, Inc.* (Electronics)	87	7,867
Cypress Semiconductor Corp. (Semiconductors)	348	3,772
Fairchild Semiconductor International, Inc.* (Semiconductors)	319	4,594
Hittite Microwave Corp.* (Semiconductors)	58	3,602
Integrated Device Technology, Inc.* (Semiconductors)	377	2,752
Intel Corp. (Semiconductors)	12,760	263,238
InterDigital, Inc. (Telecommunications)	116	4,768
International Rectifier Corp.* (Semiconductors)	174	3,085
Intersil Corp.—Class A (Semiconductors)	319	2,645
KLA-Tencor Corp. (Semiconductors)	435	20,776
Lam Research Corp.* (Semiconductors)	435	15,717
Linear Technology Corp. (Semiconductors)	580	19,894
LSI Logic Corp.* (Semiconductors)	1,421	10,061
Marvell Technology Group, Ltd. (Semiconductors)	1,189	8,632
Maxim Integrated Products, Inc. (Semiconductors)	754	22,168
Microchip Technology, Inc. (Semiconductors)	493	16,067
Micron Technology, Inc.* (Semiconductors)	2,610	16,574
Microsemi Corp.* (Semiconductors)	232	4,881
NVIDIA Corp. (Semiconductors)	1,595	19,603
OmniVision Technologies, Inc.* (Semiconductors)	145	2,042
ON Semiconductor Corp.* (Semiconductors)	1,160	8,178
PMC-Sierra, Inc.* (Semiconductors)	522	2,720
RF Micro Devices, Inc.* (Telecommunications)	725	3,248
SanDisk Corp.* (Computers)	609	26,528
Semtech Corp.* (Semiconductors)	174	5,037
Silicon Laboratories, Inc.* (Semiconductors)	87	3,637
Skyworks Solutions, Inc.* (Semiconductors)	493	10,008
Teradyne, Inc.* (Semiconductors)	493	8,327
Tessera Technologies, Inc. (Semiconductors)	145	2,381
Texas Instruments, Inc. (Semiconductors)	2,871	88,828
TriQuint Semiconductor, Inc.* (Semiconductors)	435	2,105
Xilinx, Inc. (Semiconductors)	667	23,945
TOTAL COMMON STOCKS (Cost $366,555)		807,658

Repurchase Agreements(a) (0.3%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.09%—0.10%, dated 12/31/12, due 1/2/13, total to be received $3,000	$3,000	$3,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,000)		3,000
TOTAL INVESTMENT SECURITIES (Cost $369,555)—69.4%		810,658
Net other assets (liabilities)—30.6%		357,818
NET ASSETS—100.0%		$1,168,476

*                 Non-income producing security

(a)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Semiconductors Index	$359,957	$(43)

ProFund VP Semiconductor invested in the following industries as of December 31, 2012:

	Value	% of Net Assets
Computers	$26,528	2.3%
Electronics	7,867	0.7%
Semiconductors	765,247	65.4%
Telecommunications	8,016	0.7%
Other**	360,818	30.9%
Total	$1,168,476	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Semiconductor :: 283

Statement of Assets and Liabilities
December 31, 2012

ASSETS:
Total Investment Securities, at cost	$369,555
Securities, at value	807,658
Repurchase agreements, at value	3,000
Total Investment Securities, at value	810,658
Cash	578
Dividends and interest receivable	63
Receivable for investments sold	529,080
Prepaid expenses	21
TOTAL ASSETS	1,340,400

LIABILITIES:
Payable for capital shares redeemed	166,730
Unrealized loss on swap agreements	43
Advisory fees payable	701
Management services fees payable	94
Administration fees payable	53
Administrative services fees payable	481
Distribution fees payable	434
Transfer agency fees payable	170
Fund accounting fees payable	121
Compliance services fees payable	17
Other accrued expenses	3,080
TOTAL LIABILITIES	171,924
NET ASSETS	$1,168,476

NET ASSETS CONSIST OF:
Capital	$3,281,386
Accumulated net investment income (loss)	17,411
Accumulated net realized gains (losses) on investments	(2,571,381)
Net unrealized appreciation (depreciation) on investments	441,060

NET ASSETS	$1,168,476
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	63,759
Net Asset Value (offering and redemption price per share)	$18.33

Statement of Operations
For the Year Ended December 31, 2012

INVESTMENT INCOME:
Dividends	$49,870
Interest	20
TOTAL INVESTMENT INCOME	49,890

EXPENSES:
Advisory fees	14,921
Management services fees	1,989
Administration fees	938
Transfer agency fees	1,468
Administrative services fees	6,198
Distribution fees	4,974
Custody fees	5,911
Fund accounting fees	2,278
Trustee fees	53
Compliance services fees	26
Other fees	2,766
Total Gross Expenses before reductions	41,522
Less Expenses reduced by the Advisor	(8,100)
TOTAL NET EXPENSES	33,422
NET INVESTMENT INCOME (LOSS)	16,468

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(34,340)
Net realized gains (losses) on swap agreements	1,106
Change in net unrealized appreciation/depreciation on investments	(104,294)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(137,528)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(121,060)

See accompanying notes to the financial statements.

284 :: ProFund VP Semiconductor :: Financial Statements

Statements of Changes in Net Assets

	Year Ended December 31, 2012	Year Ended December 31, 2011
FROM INVESTMENT ACTIVITES:
OPERATIONS:
Net investment income (loss)	$16,468	$9,441
Net realized gains (losses) on investments	(33,234)	213,390
Change in net unrealized appreciation/depreciation on investments	(104,294)	(604,102)
Change in net assets resulting from operations	(121,060)	(381,271)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(6,838)	(2,412)
Change in net assets resulting from distributions	(6,838)	(2,412)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	16,399,583	13,531,090
Dividends reinvested	6,838	2,412
Value of shares redeemed	(16,798,692)	(14,144,831)
Change in net assets resulting from capital transactions	(392,271)	(611,329)
Change in net assets	(520,169)	(995,012)
NET ASSETS:
Beginning of period	1,688,645	2,683,657
End of period	$1,168,476	$1,688,645
Accumulated net investment income (loss)	$17,411	$7,781
SHARE TRANSACTIONS:
Issued	843,298	660,992
Reinvested	334	116
Redeemed	(867,862)	(707,424)
Change in shares	(24,230)	(46,316)

See accompanying notes to the financial statements.

Financial Highlights :: ProFund VP Semiconductor :: 285

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008
Net Asset Value, Beginning of Period	$19.19	$19.98	$17.94	$10.94	$21.79

Investment Activities:
Net investment income (loss)(a)	0.17	0.06	0.01	0.08	(0.04)
Net realized and unrealized gains (losses) on investments	(0.96)	(0.84)	2.19	6.92	(10.81)
Total income (loss) from investment activities	(0.79)	(0.78)	2.20	7.00	(10.85)

Distributions to Shareholders From:
Net investment income	(0.07)	(0.01)	(0.16)	—	—

Net Asset Value, End of Period	$18.33	$19.19	$19.98	$17.94	$10.94

Total Return	(4.17)%	(3.90)%	12.40%	63.99%	(49.79)%

Ratios to Average Net Assets:
Gross expenses	2.09%	2.00%	1.96%	1.89%	1.96%
Net expenses	1.68%	1.68%	1.68%	1.67%	1.63%
Net investment income (loss)	0.83%	0.32%	0.08%	0.57%	(0.21)%

Supplemental Data:
Net assets, end of period (000’s)	$1,168	$1,689	$2,684	$9,575	$1,211
Portfolio turnover rate(b)	821%	498%	385%	576%	418%

(a)   Per share net investment income (loss) has been calculated using the average daily shares method.

(b)   Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

286 :: ProFund VP Technology :: Management Discussion of Fund Performance

ProFund VP Technology seeks daily investment results that, before fees and expenses, correspond to the daily performance of the Dow Jones U.S. Technology Index (the “Index”). For the year ended December 31, 2012, the Fund had a total return of 10.31%. For the same period, the Index had a total return of 12.08%(1) and a volatility of 16.64%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as the daily return of the Index. The Index measures the performance of the technology industry of the U.S. equity market. Component companies include those involved in computers and office equipment, software, communications technology, semiconductors, diversified technology services and Internet services.

During the year ended December 31, 2012, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain exposure to the Index. These derivatives generally tracked the performance of their underlying reference asset, but included trading spreads that negatively impacted Fund performance during the period. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Technology from December 31, 2002 to December 31, 2012, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/12

Fund	One Year	Five Year	Ten Year
ProFund VP Technology	10.31%	1.59%	7.01%
Dow Jones U.S. Technology Index	12.08%	3.50%	9.16%
S&P 500	16.00%	1.66%	7.10%

Expense Ratios**

Fund	Gross	Net
ProFund VP Technology	1.76%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2012. Contractual fee waivers are in effect through April 30, 2013.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	103%
Swap Agreements	9%
Total Exposure	112%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Apple Computer, Inc.	22.5%
Microsoft Corp.	9.0%
International Business Machines Corp.	8.9%
Google, Inc.	8.2%
Oracle Corp.	5.5%

Dow Jones U.S. Technology Index – Composition

% of Index
Technology Hardware and Equipment	55%
Software and Computer Services	45%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)         The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the Index. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the net asset value of the Fund.

(3)         The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP Technology :: 287

Schedule of Portfolio Investments :: December 31, 2012

Common Stocks (103.1%)

	Shares	Value
3D Systems Corp.* (Computers)	232	$12,377
ACI Worldwide, Inc.* (Software)	232	10,136
Acme Packet, Inc.* (Telecommunications)	232	5,132
Adobe Systems, Inc.* (Software)	2,552	96,159
ADTRAN, Inc. (Telecommunications)	232	4,533
Advanced Micro Devices, Inc.* (Semiconductors)	3,248	7,795
Akamai Technologies, Inc.* (Internet)	928	37,964
Allscripts Healthcare Solutions, Inc.* (Software)	928	8,742
Altera Corp. (Semiconductors)	1,624	55,931
Amdocs, Ltd. (Telecommunications)	928	31,543
Analog Devices, Inc. (Semiconductors)	1,624	68,305
ANSYS, Inc.* (Software)	464	31,246
AOL, Inc. (Internet)	464	13,739
Apple Computer, Inc. (Computers)	5,104	2,720,585
Applied Materials, Inc. (Semiconductors)	6,264	71,659
Arris Group, Inc.* (Telecommunications)	696	10,398
Aruba Networks, Inc.* (Telecommunications)	464	9,628
Aspen Technology, Inc.* (Software)	464	12,825
athenahealth, Inc.* (Software)	232	17,040
Atmel Corp.* (Semiconductors)	2,320	15,196
Autodesk, Inc.* (Software)	1,160	41,006
BMC Software, Inc.* (Software)	696	27,603
Broadcom Corp.—Class A (Semiconductors)	2,784	92,456
Brocade Communications Systems, Inc.* (Computers)	2,320	12,366
CA, Inc. (Software)	1,856	40,795
CACI International, Inc.—Class A* (Computers)	232	12,767
Cadence Design Systems, Inc.* (Computers)	1,392	18,806
Cavium, Inc.* (Semiconductors)	232	7,241
Cerner Corp.* (Software)	696	54,038
Ciena Corp.* (Telecommunications)	464	7,285
Cirrus Logic, Inc.* (Semiconductors)	232	6,721
Cisco Systems, Inc. (Telecommunications)	28,304	556,174
Citrix Systems, Inc.* (Software)	928	61,016
Cognizant Technology Solutions Corp.* (Computers)	1,624	120,257
CommVault Systems, Inc.* (Software)	232	16,173
Computer Sciences Corp. (Computers)	928	37,166
Compuware Corp.* (Software)	1,160	12,609
Concur Technologies, Inc.* (Software)	232	15,665
Corning, Inc. (Telecommunications)	7,888	99,547
Cree, Inc.* (Semiconductors)	696	23,650
Cymer, Inc.* (Electronics)	232	20,980
Cypress Semiconductor Corp. (Semiconductors)	696	7,545
Dell, Inc. (Computers)	7,656	77,555
Diebold, Inc. (Computers)	232	7,102
DST Systems, Inc. (Computers)	232	14,059
Electronics for Imaging, Inc.* (Computers)	232	4,406
EMC Corp.* (Computers)	11,136	281,741
Equinix, Inc.* (Internet)	232	47,838
F5 Networks, Inc.* (Internet)	464	45,078
Facebook, Inc.—Class A* (Internet)	2,552	67,960
Fair Isaac Corp. (Software)	232	9,751
Fairchild Semiconductor International, Inc.* (Semiconductors)	696	10,022
Finisar Corp.* (Telecommunications)	464	7,563
Fortinet, Inc.* (Computers)	696	14,665
Fusion-IO, Inc.* (Construction)	464	10,640
Garmin, Ltd. (Electronics)	464	18,940
Gartner Group, Inc.* (Commercial Services)	464	21,354
Google, Inc.—Class A* (Internet)	1,392	987,444
Harris Corp. (Telecommunications)	696	34,076
Hewlett-Packard Co. (Computers)	10,440	148,770
Hittite Microwave Corp.* (Semiconductors)	232	14,407
IAC/InterActiveCorp (Internet)	464	21,947
Informatica Corp.* (Software)	464	14,068
Ingram Micro, Inc.—Class A* (Distribution/Wholesale)	696	11,776
Integrated Device Technology, Inc.* (Semiconductors)	696	5,081
Intel Corp. (Semiconductors)	26,448	545,621
InterDigital, Inc. (Telecommunications)	232	9,535
International Business Machines Corp. (Computers)	5,568	1,066,550
International Rectifier Corp.* (Semiconductors)	464	8,227
Intersil Corp.—Class A (Semiconductors)	696	5,770
Intuit, Inc. (Software)	1,392	82,824
j2 Global, Inc. (Computers)	232	7,095
JDS Uniphase Corp.* (Telecommunications)	1,160	15,706
Juniper Networks, Inc.* (Telecommunications)	2,784	54,761
KLA-Tencor Corp. (Semiconductors)	928	44,321
Lam Research Corp.* (Semiconductors)	928	33,529
Lexmark International, Inc.—Class A (Computers)	232	5,380
Linear Technology Corp. (Semiconductors)	1,160	39,788
LSI Logic Corp.* (Semiconductors)	3,016	21,353
Marvell Technology Group, Ltd. (Semiconductors)	2,552	18,528
Maxim Integrated Products, Inc. (Semiconductors)	1,624	47,746
Mentor Graphics Corp.* (Computers)	464	7,897
Microchip Technology, Inc. (Semiconductors)	928	30,244
Micron Technology, Inc.* (Semiconductors)	5,336	33,884
Micros Systems, Inc.* (Computers)	464	19,692
Microsemi Corp.* (Semiconductors)	464	9,763
Microsoft Corp. (Software)	40,136	1,072,835
Motorola Solutions, Inc. (Telecommunications)	1,392	77,507
NCR Corp.* (Computers)	928	23,645
NetApp, Inc.* (Computers)	1,856	62,269
NetSuite, Inc.* (Software)	232	15,614
Nuance Communications, Inc.* (Software)	1,392	31,069
NVIDIA Corp. (Semiconductors)	3,248	39,918
OmniVision Technologies, Inc.* (Semiconductors)	232	3,267
ON Semiconductor Corp.* (Semiconductors)	2,320	16,356
Oracle Corp. (Software)	19,952	664,801
Parametric Technology Corp.* (Software)	696	15,667
Pitney Bowes, Inc. (Office/Business Equipment)	1,160	12,342
Plantronics, Inc. (Telecommunications)	232	8,554
PMC-Sierra, Inc.* (Semiconductors)	1,160	6,044

See accompanying notes to the financial statements.

288 :: ProFund VP Technology :: Financial Statements

Common Stocks, continued

	Shares	Value
Polycom, Inc.* (Telecommunications)	928	$9,707
Progress Software Corp.* (Software)	232	4,870
QLIK Technologies, Inc.* (Software)	464	10,078
QLogic Corp.* (Semiconductors)	464	4,515
Qualcomm, Inc. (Telecommunications)	9,048	561,156
Rackspace Hosting, Inc.* (Internet)	696	51,692
Red Hat, Inc.* (Software)	928	49,147
RF Micro Devices, Inc.* (Telecommunications)	1,392	6,236
Riverbed Technology, Inc.* (Computers)	928	18,300
Rovi Corp.* (Semiconductors)	464	7,160
SAIC, Inc. (Commercial Services)	1,392	15,757
Salesforce.com, Inc.* (Software)	696	116,998
SanDisk Corp.* (Computers)	1,392	60,636
Seagate Technology PLC (Computers)	1,856	56,570
Semtech Corp.* (Semiconductors)	464	13,433
Silicon Laboratories, Inc.* (Semiconductors)	232	9,700
Skyworks Solutions, Inc.* (Semiconductors)	928	18,838
Solarwinds, Inc.* (Software)	232	12,168
Solera Holdings, Inc. (Software)	464	24,810
Symantec Corp.* (Internet)	3,712	69,823
Synaptics, Inc.* (Computers)	232	6,953
Synopsys, Inc.* (Computers)	696	22,161
Tech Data Corp.* (Electronics)	232	10,563
Tellabs, Inc. (Telecommunications)	1,856	4,232
Teradata Corp.* (Computers)	928	57,434
Teradyne, Inc.* (Semiconductors)	928	15,674
Tessera Technologies, Inc. (Semiconductors)	232	3,809
Texas Instruments, Inc. (Semiconductors)	6,032	186,629
The Ultimate Software Group, Inc.* (Software)	232	21,903
Tibco Software, Inc.* (Internet)	928	20,425
TriQuint Semiconductor, Inc.* (Semiconductors)	928	4,492
Unisys Corp.* (Computers)	232	4,014
VeriFone Systems, Inc.* (Software)	464	13,772
VeriSign, Inc.* (Internet)	928	36,025
ViaSat, Inc.* (Telecommunications)	232	9,025
VMware, Inc.—A* (Software)	464	43,681
Western Digital Corp. (Computers)	1,160	49,288
Xerox Corp. (Office/Business Equipment)	6,728	45,885
Xilinx, Inc. (Semiconductors)	1,392	49,973
Yahoo!, Inc.* (Internet)	5,568	110,803
TOTAL COMMON STOCKS (Cost $4,348,651)		12,405,479

Repurchase Agreements(a) (0.5%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.05%—0.10%, dated 12/31/12, due 1/2/13, total to be received $55,000	$55,000	$55,000
TOTAL REPURCHASE AGREEMENTS (Cost $55,000)		55,000
TOTAL INVESTMENT SECURITIES (Cost $4,403,651)—103.6%		12,460,479
Net other assets (liabilities)—(3.6)%		(435,687)
NET ASSETS—100.0%		$12,024,792

*                 Non-income producing security

(a)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Technology Index	$1,099,868	$(132)

ProFund VP Technology invested in the following industries as of December 31, 2012:

	Value	% of Net Assets
Commercial Services	$37,111	0.3%
Computers	4,950,506	41.0%
Construction	10,640	0.1%
Distribution/Wholesale	11,776	0.1%
Electronics	50,483	0.5%
Internet	1,510,738	12.6%
Office/Business Equipment	58,227	0.5%
Semiconductors	1,604,591	13.4%
Software	2,649,109	22.0%
Telecommunications	1,522,298	12.6%
Other**	(380,687)	(3.1)%
Total	$12,024,792	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Technology :: 289

Statement of Assets and Liabilities
December 31, 2012

ASSETS:
Total Investment Securities, at cost	$4,403,651
Securities, at value	12,405,479
Repurchase agreements, at value	55,000
Total Investment Securities, at value	12,460,479
Cash	1,210
Dividends and interest receivable	3,274
Receivable for investments sold	1,069,285
Prepaid expenses	122
TOTAL ASSETS	13,534,370

LIABILITIES:
Payable for capital shares redeemed	1,464,950
Unrealized loss on swap agreements	132
Advisory fees payable	9,639
Management services fees payable	1,285
Administration fees payable	496
Administrative services fees payable	3,528
Distribution fees payable	6,267
Trustee fees payable	10
Transfer agency fees payable	1,679
Fund accounting fees payable	1,135
Compliance services fees payable	122
Other accrued expenses	20,335
TOTAL LIABILITIES	1,509,578
NET ASSETS	$12,024,792

NET ASSETS CONSIST OF:
Capital	$11,151,311
Accumulated net investment income (loss)	4,812
Accumulated net realized gains (losses) on investments	(7,188,027)
Net unrealized appreciation (depreciation) on investments	8,056,696

NET ASSETS	$12,024,792
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	656,923
Net Asset Value (offering and redemption price per share)	$18.30

Statement of Operations
For the Year Ended December 31, 2012

INVESTMENT INCOME:
Dividends	$220,043
Interest	63
TOTAL INVESTMENT INCOME	220,106

EXPENSES:
Advisory fees	119,650
Management services fees	15,953
Administration fees	7,464
Transfer agency fees	11,759
Administrative services fees	36,938
Distribution fees	39,883
Custody fees	13,522
Fund accounting fees	17,066
Trustee fees	406
Compliance services fees	236
Other fees	25,225
Total Gross Expenses before reductions	288,102
Less Expenses reduced by the Advisor	(20,087)
TOTAL NET EXPENSES	268,015
NET INVESTMENT INCOME (LOSS)	(47,909)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	10,209
Net realized gains (losses) on swap agreements	26,815
Change in net unrealized appreciation/depreciation on investments	529,055
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	566,079
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$518,170

See accompanying notes to the financial statements.

290 :: ProFund VP Technology :: Financial Statements

Statements of Changes in Net Assets

	Year Ended December 31, 2012	Year Ended December 31, 2011
FROM INVESTMENT ACTIVITES:
OPERATIONS:
Net investment income (loss)	$(47,909)	$(98,991)
Net realized gains (losses) on investments	37,024	86,649
Change in net unrealized appreciation/depreciation on investments	529,055	(1,169,093)
Change in net assets resulting from operations	518,170	(1,181,435)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	33,682,595	28,759,166
Value of shares redeemed	(38,986,322)	(26,550,557)
Change in net assets resulting from capital transactions	(5,303,727)	2,208,609
Change in net assets	(4,785,557)	1,027,174
NET ASSETS:
Beginning of period	16,810,349	15,783,175
End of period	$12,024,792	$16,810,349
Accumulated net investment income (loss)	$4,812	$5,491
SHARE TRANSACTIONS:
Issued	1,754,051	1,671,309
Redeemed	(2,110,526)	(1,596,123)
Change in shares	(356,475)	75,186

See accompanying notes to the financial statements.

Financial Highlights :: ProFund VP Technology :: 291

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008
Net Asset Value, Beginning of Period	$16.59	$16.82	$15.19	$9.41	$16.91

Investment Activities:
Net investment income (loss)(a)	(0.06)	(0.10)	(0.11)	(0.08)	(0.11)
Net realized and unrealized gains (losses) on investments	1.77	(0.13)	1.74	5.86	(7.39)
Total income (loss) from investment activities	1.71	(0.23)	1.63	5.78	(7.50)

Net Asset Value, End of Period	$18.30	$16.59	$16.82	$15.19	$9.41

Total Return	10.31%	(1.37)%	10.73%	61.42%	(44.35)%

Ratios to Average Net Assets:
Gross expenses	1.81%	1.76%	1.74%	1.79%	1.75%
Net expenses	1.68%	1.68%	1.68%	1.67%	1.63%
Net investment income (loss)	(0.30)%	(0.61)%	(0.75)%	(0.64)%	(0.82)%

Supplemental Data:
Net assets, end of period (000’s)	$12,025	$16,810	$15,783	$27,016	$7,017
Portfolio turnover rate(b)	195%	143%	103%	225%	238%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

292 :: ProFund VP Telecommunications :: Management Discussion of Fund Performance

ProFund VP Telecommunications seeks daily investment results that, before fees and expenses, correspond to the daily performance of the Dow Jones U.S. Telecommunications Index (the “Index”). For the year ended December 31, 2012, the Fund had a total return of 16.52%. For the same period, the Index had a total return of 18.79%(1) and a volatility of 12.06%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as the daily return of the Index. The Index measures the performance of the telecommunications industry of the U.S. equity market. Component companies include fixed line communications and wireless communications companies.

During the year ended December 31, 2012, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain exposure to the Index. These derivatives generally tracked the performance of their underlying reference asset, but included trading spreads that negatively impacted Fund performance during the period. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Telecommunications from December 31, 2002 to December 31, 2012, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/12

Fund	One Year	Five Year	Ten Year
ProFund VP Telecommunications	16.52%	-0.68%	4.51%
Dow Jones U.S. Telecommunications Index	18.79%	1.39%	7.03%
S&P 500	16.00%	1.66%	7.10%

Expense Ratios**

Fund	Gross	Net
ProFund VP Telecommunications	1.82%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2012. Contractual fee waivers are in effect through April 30, 2013.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	52%
Swap Agreements	48%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
AT&T, Inc.	23.8%
Verizon Communications, Inc.	15.4%
CenturyLink, Inc.	3.0%
Crown Castle International Corp.	2.7%
Sprint Nextel Corp.	2.1%

Dow Jones U.S. Telecommunications Index – Composition

% of Index
Fixed Line Telecommunications	87%
Mobile Telecommunications	13%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)         The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the Index. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the net asset value of the Fund.

(3)         The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP Telecommunications :: 293

Schedule of Portfolio Investments :: December 31, 2012

Common Stocks (51.7%)

	Shares	Value
AT&T, Inc. (Telecommunications)	145,137	$4,892,569
CenturyLink, Inc. (Telecommunications)	16,059	628,228
Cincinnati Bell, Inc.* (Telecommunications)	5,151	28,227
Crown Castle International Corp.* (Telecommunications)	7,575	546,612
Frontier Communications Corp. (Telecommunications)	25,452	108,935
Leucadia National Corp. (Holding Companies-Diversified)	5,151	122,542
Level 3 Communications, Inc.* (Telecommunications)	4,242	98,032
MetroPCS Communications, Inc.* (Telecommunications)	8,181	81,319
NII Holdings, Inc.—Class B* (Telecommunications)	4,242	30,245
SBA Communications Corp.—Class A* (Telecommunications)	3,333	236,710
Sprint Nextel Corp.* (Telecommunications)	76,962	436,375
Telephone & Data Systems, Inc. (Telecommunications)	2,727	60,376
tw telecom, Inc.* (Telecommunications)	3,939	100,326
Verizon Communications, Inc. (Telecommunications)	73,023	3,159,706
Windstream Corp. (Telecommunications)	15,150	125,442
TOTAL COMMON STOCKS (Cost $7,961,237)		10,655,644
TOTAL INVESTMENT SECURITIES (Cost $7,961,237)—51.7%		10,655,644
Net other assets (liabilities)—48.3%		9,956,380
NET ASSETS—100.0%		$20,612,024

*                 Non-income producing security

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Telecommunications Index	$9,898,812	$(1,188)

ProFund VP Telecommunications invested in the following industries as of December 31, 2012:

	Value	% of Net Assets
Holding Companies-Diversified	$122,542	0.6%
Telecommunications	10,533,102	51.1%
Other**	9,956,380	48.3%
Total	$20,612,024	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

294 :: ProFund VP Telecommunications :: Financial Statements

Statement of Assets and Liabilities
December 31, 2012

ASSETS:
Total Investment Securities, at cost	$7,961,237
Securities, at value	10,655,644
Total Investment Securities, at value	10,655,644
Dividends receivable	7,525
Receivable for capital shares issued	411
Receivable for investments sold	10,197,018
Prepaid expenses	81
TOTAL ASSETS	20,860,679

LIABILITIES:
Payable for capital shares redeemed	73,287
Cash overdraft	107,759
Unrealized loss on swap agreements	1,188
Advisory fees payable	11,692
Management services fees payable	1,559
Administration fees payable	814
Administrative services fees payable	9,925
Distribution fees payable	9,345
Trustee fees payable	17
Transfer agency fees payable	2,740
Fund accounting fees payable	1,864
Compliance services fees payable	138
Other accrued expenses	28,327
TOTAL LIABILITIES	248,655
NET ASSETS	$20,612,024

NET ASSETS CONSIST OF:
Capital	$21,302,516
Accumulated net investment income (loss)	483,993
Accumulated net realized gains (losses) on investments	(3,867,704)
Net unrealized appreciation (depreciation) on investments	2,693,219
NET ASSETS	$20,612,024

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	2,467,178

Net Asset Value (offering and redemption price per share)	$8.35

Statement of Operations
For the Year Ended December 31, 2012

INVESTMENT INCOME:
Dividends	$808,654
Interest	197
TOTAL INVESTMENT INCOME	808,851

EXPENSES:
Advisory fees	145,026
Management services fees	19,336
Administration fees	9,335
Transfer agency fees	14,715
Administrative services fees	58,769
Distribution fees	48,342
Custody fees	4,860
Fund accounting fees	20,360
Trustee fees	460
Compliance services fees	303
Other fees	37,169
Total Gross Expenses before reductions	358,675
Less Expenses reduced by the Advisor	(33,817)
TOTAL NET EXPENSES	324,858
NET INVESTMENT INCOME (LOSS)	483,993

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	570,452
Net realized gains (losses) on swap agreements	205,694
Change in net unrealized appreciation/depreciation on investments	1,262,179
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	2,038,325
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$2,522,318

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Telecommunications :: 295

Statements of Changes in Net Assets

	Year Ended December 31, 2012	Year Ended December 31, 2011
FROM INVESTMENT ACTIVITES:
OPERATIONS:
Net investment income (loss)	$483,993	$443,513
Net realized gains (losses) on investments	776,146	1,459,247
Change in net unrealized appreciation/depreciation on investments	1,262,179	(2,230,065)
Change in net assets resulting from operations	2,522,318	(327,305)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(443,513)	(458,265)
Change in net assets resulting from distributions	(443,513)	(458,265)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	45,766,949	27,605,754
Dividends reinvested	443,513	458,265
Value of shares redeemed	(36,017,704)	(36,734,230)
Change in net assets resulting from capital transactions	10,192,758	(8,670,211)
Change in net assets	12,271,563	(9,455,781)
NET ASSETS:
Beginning of period	8,340,461	17,796,242
End of period	$20,612,024	$8,340,461
Accumulated net investment income (loss)	$483,993	$443,513
SHARE TRANSACTIONS:
Issued	5,621,346	3,636,476
Reinvested	58,978	60,697
Redeemed	(4,329,217)	(4,935,620)
Change in shares	1,351,107	(1,238,447)

See accompanying notes to the financial statements.

296 :: ProFund VP Telecommunications :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008
Net Asset Value, Beginning of Period	$7.47	$7.56	$6.73	$6.76	$19.31

Investment Activities:
Net investment income (loss)(a)	0.21	0.24	0.24	0.36	0.35
Net realized and unrealized gains (losses) on investments	0.99	(0.10)	0.79	0.10	(5.89)
Total income (loss) from investment activities	1.20	0.14	1.03	0.46	(5.54)

Distributions to Shareholders From:
Net investment income	(0.32)	(0.23)	(0.20)	(0.49)	(1.07)
Net realized gains on investments	—	—	—	—	(5.94)
Total distributions	(0.32)	(0.23)	(0.20)	(0.49)	(7.01)

Net Asset Value, End of Period	$8.35	$7.47	$7.56	$6.73	$6.76

Total Return	16.52%	1.87%	15.68%	7.32%	(34.42)%

Ratios to Average Net Assets:
Gross expenses	1.85%	1.82%	1.78%	1.87%	1.79%
Net expenses	1.68%	1.68%	1.68%	1.66%	1.63%
Net investment income (loss)	2.50%	3.16%	3.51%	5.61%	2.70%

Supplemental Data:
Net assets, end of period (000’s)	$20,612	$8,340	$17,796	$11,730	$14,371
Portfolio turnover rate(b)	439%	331%	337%	689%	613%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

Management Discussion of Fund Performance :: ProFund VP Utilities :: 297

ProFund VP Utilities seeks daily investment results that, before fees and expenses, correspond to the daily performance of the Dow Jones U.S. Utilities Index (the “Index”). For the year ended December 31, 2012, the Fund had a total return of 0.14%. For the same period, the Index had a return of 1.76%(1) and a volatility of 9.60%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities that, in combination, should have similar daily return characteristics as the daily return of the Index. The Index measures the performance of the utilities industry of the U.S. equity market. Component companies include electric utilities, gas utilities, and water utilities

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Utilities from December 31, 2002 to December 31, 2012, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/12

Fund	One Year	Five Year	Ten Year
ProFund VP Utilities	0.14%	-0.88%	8.18%
Dow Jones U.S. Utilities Index	1.76%	0.52%	10.11%
S&P 500	16.00%	1.66%	7.10%

Expense Ratios**

Fund	Gross	Net
ProFund VP Utilities	1.80%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2012. Contractual fee waivers are in effect through April 30, 2013.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Duke Energy Corp.	8.3%
Southern Co.	6.8%
Dominion Resources, Inc.	5.4%
NextEra Energy, Inc.	4.9%
Exelon Corp.	4.6%

Dow Jones U.S. Utilities Index – Composition

% of Index
Electricity	68%
Gas,Water & MultiUtilities	32%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)         The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the Index. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the net asset value of the Fund.

(3)         The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

298 :: ProFund VP Utilities :: Financial Statements

Schedule of Portfolio Investments :: December 31, 2012

Common Stocks (99.6%)

	Shares	Value
AGL Resources, Inc. (Gas)	7,678	$306,890
ALLETE, Inc. (Electric)	2,443	100,114
Alliant Energy Corp. (Electric)	7,329	321,816
Ameren Corp. (Electric)	15,705	482,458
American Electric Power, Inc. (Electric)	31,759	1,355,474
American Water Works Co., Inc. (Water)	11,517	427,626
Aqua America, Inc. (Water)	9,074	230,661
Atmos Energy Corp. (Gas)	5,933	208,367
Avista Corp. (Electric)	3,839	92,558
Black Hills Corp. (Electric)	2,792	101,461
California Water Service Group (Water)	2,792	51,233
Calpine Corp.* (Electric)	25,477	461,898
CenterPoint Energy, Inc. (Gas)	27,920	537,460
Cleco Corp. (Electric)	3,839	153,598
CMS Energy Corp. (Electric)	17,101	416,922
Consolidated Edison, Inc. (Electric)	19,195	1,066,090
Dominion Resources, Inc. (Electric)	37,692	1,952,447
DTE Energy Co. (Electric)	11,168	670,638
Duke Energy Corp. (Electric)	46,068	2,939,138
Edison International (Electric)	21,289	962,050
El Paso Electric Co. (Electric)	2,792	89,093
Entergy Corp. (Electric)	11,517	734,209
Exelon Corp. (Electric)	55,840	1,660,682
FirstEnergy Corp. (Electric)	27,222	1,136,791
Great Plains Energy, Inc. (Electric)	10,121	205,558
Hawaiian Electric Industries, Inc. (Electric)	6,282	157,929
IDACORP, Inc. (Electric)	3,141	136,162
Integrys Energy Group, Inc. (Electric)	5,235	273,372
ITC Holdings Corp. (Electric)	3,490	268,416
Laclede Group, Inc. (Gas)	1,396	53,900
National Fuel Gas Co. (Gas)	5,584	283,053
New Jersey Resources Corp. (Gas)	2,792	110,619
NextEra Energy, Inc. (Electric)	25,128	1,738,606
NiSource, Inc. (Gas)	20,242	503,823
Northeast Utilities System (Electric)	20,591	804,696
Northwest Natural Gas Co. (Gas)	1,745	77,129
NorthWestern Corp. (Electric)	2,443	84,845
NRG Energy, Inc. (Electric)	20,941	481,429
NV Energy, Inc. (Electric)	15,356	278,558
ONEOK, Inc. (Pipelines)	13,262	566,951
Pepco Holdings, Inc. (Electric)	15,007	294,287
PG&E Corp. (Electric)	28,269	1,135,848
Piedmont Natural Gas Co., Inc. (Gas)	4,537	142,053
Pinnacle West Capital Corp. (Electric)	7,329	373,632
PNM Resources, Inc. (Electric)	5,235	107,370
Portland General Electric Co. (Electric)	4,886	133,681
PPL Corp. (Electric)	38,041	1,089,114
Public Service Enterprise Group, Inc. (Electric)	33,155	1,014,543
Questar Corp. (Gas)	11,517	227,576
SCANA Corp. (Electric)	8,725	398,209
Sempra Energy (Gas)	14,658	1,039,838
South Jersey Industries, Inc. (Gas)	2,094	105,391
Southern Co. (Electric)	57,236	2,450,274
Southwest Gas Corp. (Gas)	3,141	133,210
Spectra Energy Corp. (Pipelines)	43,625	1,194,453
TECO Energy, Inc. (Electric)	13,262	222,271
The AES Corp. (Electric)	40,484	433,179
UGI Corp. (Gas)	7,329	239,732
UIL Holdings Corp. (Electric)	3,141	112,479
UNS Energy Corp. (Electric)	2,792	118,437
Vectren Corp. (Gas)	5,235	153,909
Westar Energy, Inc. (Electric)	8,376	239,721
WGL Holdings, Inc. (Gas)	3,490	136,773
Wisconsin Energy Corp. (Electric)	15,007	553,008
Xcel Energy, Inc. (Electric)	31,759	848,283
TOTAL COMMON STOCKS (Cost $20,239,424)		35,381,991

Repurchase Agreements(a) (0.2%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.05%—0.10%, dated 12/31/12, due 1/2/13, total to be received $70,000	$70,000	$70,000
TOTAL REPURCHASE AGREEMENTS (Cost $70,000)		70,000
TOTAL INVESTMENT SECURITIES (Cost $20,309,424)—99.8%		35,451,991
Net other assets (liabilities)—0.2%		83,009
NET ASSETS—100.0%		$35,535,000

*                 Non-income producing security

(a)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ProFund VP Utilities invested in the following industries as of December 31, 2012:

	Value	% of Net Assets
Electric	$28,651,344	80.6%
Gas	4,259,723	12.0%
Pipelines	1,761,404	5.0%
Water	709,520	2.0%
Other**	153,009	0.4%
Total	$35,535,000	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Utilities :: 299

Statement of Assets and Liabilities
December 31, 2012

ASSETS:
Total Investment Securities, at cost	$20,309,424
Securities, at value	35,381,991
Repurchase agreements, at value	70,000
Total Investment Securities, at value	35,451,991
Cash	26
Dividends and interest receivable	72,646
Receivable for capital shares issued	186,905
Prepaid expenses	299
TOTAL ASSETS	35,711,867

LIABILITIES:
Payable for capital shares redeemed	55,809
Advisory fees payable	21,718
Management services fees payable	2,896
Administration fees payable	1,391
Administrative services fees payable	15,337
Distribution fees payable	13,583
Trustee fees payable	28
Transfer agency fees payable	4,688
Fund accounting fees payable	3,187
Compliance services fees payable	320
Other accrued expenses	57,910
TOTAL LIABILITIES	176,867
NET ASSETS	$35,535,000

NET ASSETS CONSIST OF:
Capital	$26,760,811
Accumulated net investment income (loss)	1,026,878
Accumulated net realized gains (losses) on investments	(7,395,256)
Net unrealized appreciation (depreciation) on investments	15,142,567
NET ASSETS	$35,535,000

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,121,763

Net Asset Value (offering and redemption price per share)	$31.68

Statement of Operations
For the Year Ended December 31, 2012

INVESTMENT INCOME:
Dividends	$1,782,287
Interest	58
TOTAL INVESTMENT INCOME	1,782,345

EXPENSES:
Advisory fees	337,262
Management services fees	44,968
Administration fees	21,266
Transfer agency fees	33,324
Administrative services fees	139,153
Distribution fees	112,421
Custody fees	8,711
Fund accounting fees	46,047
Trustee fees	1,188
Compliance services fees	617
Other fees	89,368
Total Gross Expenses before reductions	834,325
Less Expenses reduced by the Advisor	(78,859)
TOTAL NET EXPENSES	755,466
NET INVESTMENT INCOME (LOSS)	1,026,879

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	550,063
Change in net unrealized appreciation/depreciation on investments	(2,162,189)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(1,612,126)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(585,247)

See accompanying notes to the financial statements.

300 :: ProFund VP Utilities :: Financial Statements

Statements of Changes in Net Assets

	Year Ended December 31, 2012	Year Ended December 31, 2011
FROM INVESTMENT ACTIVITES:
OPERATIONS:
Net investment income (loss)	$1,026,879	$1,039,189
Net realized gains (losses) on investments	550,063	(640,421)
Change in net unrealized appreciation/depreciation on investments	(2,162,189)	5,479,473
Change in net assets resulting from operations	(585,247)	5,878,241
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(1,039,189)	(916,027)
Change in net assets resulting from distributions	(1,039,189)	(916,027)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	46,563,136	73,481,980
Dividends reinvested	1,039,189	916,027
Value of shares redeemed	(70,423,091)	(53,273,651)
Change in net assets resulting from capital transactions	(22,820,766)	21,124,356
Change in net assets	(24,445,202)	26,086,570
NET ASSETS:
Beginning of period	59,980,202	33,893,632
End of period	$35,535,000	$59,980,202
Accumulated net investment income (loss)	$1,026,878	$1,039,188
SHARE TRANSACTIONS:
Issued	1,447,053	2,440,908
Reinvested	33,511	32,232
Redeemed	(2,206,008)	(1,821,023)
Change in shares	(725,444)	652,117

See accompanying notes to the financial statements.

Financial Highlights :: ProFund VP Utilities :: 301

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008
Net Asset Value, Beginning of Period	$32.47	$28.36	$27.45	$25.78	$39.33

Investment Activities:
Net investment income (loss)(a)	0.73	0.75	0.71	0.71	0.53
Net realized and unrealized gains (losses) on investments	(0.70)	4.11	0.86	2.00	(12.26)
Total income (loss) from investment activities	0.03	4.86	1.57	2.71	(11.73)

Distributions to Shareholders From:
Net investment income	(0.82)	(0.75)	(0.66)	(1.04)	(0.91)
Net realized gains on investments	—	—	—	—	(0.91)
Total distributions	(0.82)	(0.75)	(0.66)	(1.04)	(1.82)

Net Asset Value, End of Period	$31.68	$32.47	$28.36	$27.45	$25.78

Total Return	0.14%	17.51%	5.95%	10.73%	(30.70)%

Ratios to Average Net Assets:
Gross expenses	1.86%	1.80%	1.77%	1.83%	1.75%
Net expenses	1.68%	1.68%	1.68%	1.66%	1.63%
Net investment income (loss)	2.28%	2.51%	2.65%	2.84%	1.54%

Supplemental Data:
Net assets, end of period (000’s)	$35,535	$59,980	$33,894	$38,269	$35,540
Portfolio turnover rate(b)	56%	81%	61%	139%	82%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

302 :: ProFund VP U.S. Government Plus :: Management Discussion of Fund Performance

ProFund VP U.S. Government Plus seeks daily investment results that, before fees and expenses, correspond to one and one-quarter times (1.25x) the daily movement of the most recently issued 30-year U.S. Treasury Bond ( the “Long Bond”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Long Bond. For the year ended December 31, 2012, the Fund had a total return of 0.97%. For the same period, the Long Bond had a total return of 2.69%(1) and a volatility of 15.34%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-quarter times the daily price movement of the Long Bond.(2)

The Fund takes positions in debt instruments and/or derivatives that, in combination, should have similar daily return characteristics as one and one-quarter times the daily price movement of the Long Bond. The Long Bond is the longest term outstanding 30-year bond issued by the U.S. Treasury. As of December 31, 2012 the most recent Long Bond issued carried a maturity date of November 15, 2042 and a 2.75% coupon.

During the year ended December 31, 2012, the Fund invested in swap agreements and futures contracts in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying reference asset, but included trading spreads that negatively impacted Fund performance during the period. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP U.S. Government Plus from December 31, 2002 to December 31, 2012, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/12

Fund	One Year	Five Year	Ten Year
ProFund VP U.S. Government Plus	0.97%	9.99%	6.88%
30-year U.S. Treasury Bond	2.69%	9.77%	7.66%
Barclays Capital U.S. Treaury: Long-Term Index	3.92%	10.62%	8.02%

Expense Ratios**

Fund	Gross	Net
ProFund VP U.S. Government Plus	1.51%	1.38%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2012. Contractual fee waivers are in effect through April 30, 2013.

Allocation of Portfolio Holdings

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(17)%
Swap Agreements	86%
U.S. Treasury Obligations	52%
Total Exposure	121%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP U.S. Government Plus primarily invests in non-equity securities, which may include; swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)         The Long Bond reflects a yield component. It does not reflect the impact of transaction costs, nor the deduction of expenses associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects a yield component, the impact of transaction and financing costs and the deduction of fees and expenses.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Long Bond and the performance of the daily total return of the NAV per share of the Fund.

(3)         The Barclays Capital U.S. Treasury: Long-Term Index is an unmanaged index that consists of public obligations of the U.S. Treasury that have remaining maturities of ten years or more and at least $250 million par amount outstanding. This Index is a total return index and reflects both price return and yield. It does not reflect the impact of transaction costs nor the deduction of expenses associated with a mutual fund such as investment management and accounting fees. It is not possible to invest directly into an index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP U.S. Government Plus :: 303

Schedule of Portfolio Investments :: December 31, 2012

U.S. Treasury Obligations (51.6%)

	Principal Amount	Value
U.S. Treasury Bonds, 2.75%, 11/15/42+	$25,540,000	$24,439,813
TOTAL U.S. TREASURY OBLIGATIONS (Cost $25,401,245)		24,439,813

Repurchase Agreements(a)(b) (62.5%)
Repurchase Agreements with various counterparties, rates 0.05%—0.10%, dated 12/31/12, due 1/2/13, total to be received $29,616,072	29,616,000	29,616,000
TOTAL REPURCHASE AGREEMENTS (Cost $29,616,000)		29,616,000
TOTAL INVESTMENT SECURITIES (Cost $55,017,245)—114.1%		54,055,813
Net other assets (liabilities)—(14.1)%		(6,679,750)
NET ASSETS—100.0%		$47,376,063

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2012, the aggregate amount held in a segregated account was $1,820,000.

(b)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

+                 As of December 31, 2012, these investments were fair valued in good faith in accordance with procedures approved by the Board of Trustees and represents 47.7% of net assets.

Futures Contracts Sold

	Contracts	Unrealized Appreciation/ (Depreciation)
30-Year U.S. Treasury Bond Futures Contracts expiring 3/20/13 (Underlying notional amount at value $8,081,563)	55	$(71)

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreement with Citibank North America, based on the 30-Year U.S. Treasury Bond, 2.75% due 11/15/42+	$33,205,228	$(1,550,523)
Swap Agreement with Credit Suisse Capital LLC, based on the 30-Year U.S. Treasury Bond, 2.75% due 11/15/42+	7,368,307	(289,055)
		$(1,839,578)

See accompanying notes to the financial statements.

304 :: ProFund VP U.S. Government Plus :: Financial Statements

Statement of Assets and Liabilities
December 31, 2012

ASSETS:
Total Investment Securities, at cost	$55,017,245
Securities, at value	24,439,813
Repurchase agreements, at value	29,616,000
Total Investment Securities, at value	54,055,813
Cash	28
Dividends and interest receivable	91,261
Receivable for capital shares issued	19,064
Prepaid expenses	390
TOTAL ASSETS	54,166,556

LIABILITIES:
Payable for capital shares redeemed	4,780,715
Unrealized loss on swap agreements	1,839,578
Variation margin on futures contracts	70
Advisory fees payable	16,209
Management services fees payable	3,242
Administration fees payable	2,091
Administrative services fees payable	22,099
Distribution fees payable	22,958
Trustee fees payable	43
Transfer agency fees payable	7,495
Fund accounting fees payable	4,792
Compliance services fees payable	456
Other accrued expenses	90,745
TOTAL LIABILITIES	6,790,493
NET ASSETS	$47,376,063

NET ASSETS CONSIST OF:
Capital	$56,219,432
Accumulated net realized gains (losses) on investments	(6,042,288)
Net unrealized appreciation (depreciation) on investments	(2,801,081)
NET ASSETS	$47,376,063

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	2,060,640

Net Asset Value (offering and redemption price per share)	$22.99

Statement of Operations
For the Year Ended December 31, 2012

INVESTMENT INCOME:
Interest	$853,543

EXPENSES:
Advisory fees	322,468
Management services fees	64,493
Administration fees	31,172
Transfer agency fees	49,154
Administrative services fees	187,428
Distribution fees	161,234
Custody fees	8,359
Fund accounting fees	67,264
Trustee fees	1,762
Compliance services fees	747
Printing fees	62,650
Other fees	50,487
Total Gross Expenses before reductions	1,007,218
Less Expenses reduced by the Advisor	(117,207)
TOTAL NET EXPENSES	890,011
NET INVESTMENT INCOME (LOSS)	(36,468)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	1,073,647
Net realized gains (losses) on futures contracts	(119,665)
Net realized gains (losses) on swap agreements	3,797,499
Change in net unrealized appreciation/depreciation on investments	(5,495,499)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(744,018)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(780,486)

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP U.S. Government Plus :: 305

Statements of Changes in Net Assets

	Year Ended December 31, 2012	Year Ended December 31, 2011
FROM INVESTMENT ACTIVITES:
OPERATIONS:
Net investment income (loss)	$(36,468)	$2,190
Net realized gains (losses) on investments	4,751,481	17,835,742
Change in net unrealized appreciation/depreciation on investments	(5,495,499)	3,997,725
Change in net assets resulting from operations	(780,486)	21,835,657
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(72,626)
Net realized gains on investments	(10,076,403)	—
Change in net assets resulting from distributions	(10,076,403)	(72,626)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	590,747,908	400,374,029
Dividends reinvested	10,076,403	72,626
Value of shares redeemed	(606,870,337)	(398,719,330)
Change in net assets resulting from capital transactions	(6,046,026)	1,727,325
Change in net assets	(16,902,915)	23,490,356
NET ASSETS:
Beginning of period	64,278,978	40,788,622
End of period	$47,376,063	$64,278,978
SHARE TRANSACTIONS:
Issued	23,899,330	18,499,259
Reinvested	463,923	3,617
Redeemed	(24,590,959)	(18,294,365)
Change in shares	(227,706)	208,511

See accompanying notes to the financial statements.

306 :: ProFund VP U.S. Government Plus :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008
Net Asset Value, Beginning of Period	$28.09	$19.61	$17.88	$47.26	$32.10

Investment Activities:
Net investment income (loss)(a)	(0.01)	— (b)	0.08	(0.05)	0.58
Net realized and unrealized gains (losses) on investments	(0.01)	8.52	1.73	(14.27)	15.15
Total income (loss) from investment activities	(0.02)	8.52	1.81	(14.32)	15.73

Distributions to Shareholders From:
Net investment income	—	(0.04)	(0.08)	—	(0.57)
Net realized gains on investments	(5.08)	—	—	(15.05)	—
Return of capital	—	—	—	(0.01)	—
Total distributions	(5.08)	(0.04)	(0.08)	(15.06)	(0.57)

Net Asset Value, End of Period	$22.99	$28.09	$19.61	$17.88	$47.26

Total Return	0.97%	43.51%	10.10%	(32.62)%	49.73%

Ratios to Average Net Assets:
Gross expenses	1.56%	1.51%	1.47%	1.53%	1.45%
Net expenses	1.38%	1.38%	1.38%	1.36%	1.33%
Net investment income (loss)	(0.06)%	— (c)	0.42%	(0.16)%	1.71%

Supplemental Data:
Net assets, end of period (000’s)	$47,376	$64,279	$40,789	$42,382	$125,484
Portfolio turnover rate(d)	899%	902%	658%	808%	464%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Amount is less than $0.005.

(c)          Amount is less than 0.005%.

(d)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

Management Discussion of Fund Performance :: ProFund VP Rising Rates Opportunity :: 307

ProFund VP Rising Rates Opportunity seeks daily investment results that, before fees and expenses, correspond to one and one-quarter times the inverse (-1.25x) of the daily movement of the most recently issued 30-year U.S. Treasury Bond ( the “Long Bond”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Long Bond. For the year ended December 31, 2012, the Fund had a total return of -6.93%. For the same period, the Long Bond had a total return of 2.69%(1) and a volatility of 15.34%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-quarter times the inverse of the daily price movement of the Long Bond.(2)

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as one and one-quarter times the inverse of the daily price movement of the Long Bond. The Long Bond is the longest term outstanding 30-year bond issued by the U.S. Treasury. As of December 31, 2012 the most recent Long Bond issued carried a maturity date of November 15, 2042 and a 2.75% coupon.

During the year ended December 31, 2012, the Fund invested in swap agreements and futures contracts as a substitute for shorting bonds in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying reference asset, but included trading spreads that negatively impacted Fund performance during the period. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Rising Rates Opportunity from December 31, 2002 to December 31, 2012, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/12

Fund	One Year	Five Year	Ten Year
ProFund VP Rising Rates Opportunity	-6.93%	-16.72%	-10.52%
30-year U.S. Treasury Bond	2.69%	9.77%	7.66%
Barclays Capital U.S. Treasury: Long-Term Index	3.92%	10.62%	8.02%

Expense Ratios**

Fund	Gross	Net
ProFund VP Rising Rates Opportunity	1.70%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2012. Contractual fee waivers are in effect through April 30, 2013.

Allocation of Portfolio Holdings

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(122)%
Total Exposure	(122)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Rising Rates Opportunity primarily invests in non-equity securities, which may include; swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)         The Long Bond reflects a yield component. It does not reflect the impact of transaction costs, nor the deduction of expenses associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects a yield component, the impact of transaction and financing costs and the deduction of fees and expenses.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Long Bond and the performance of the daily total return of the NAV per share of the Fund.

(3)         The Barclays Capital U.S. Treasury: Long-Term Index is an unmanaged index that consists of public obligations of the U.S. Treasury that have remaining maturities of ten years or more and at least $250 million par amount outstanding. This Index is a total return index and reflects both price return and yield. It does not reflect the impact of transaction costs nor the deduction of expenses associated with a mutual fund such as investment management and accounting fees. It is not possible to invest directly into an index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

308 :: ProFund VP Rising Rates Opportunity :: Financial Statements

Schedule of Portfolio Investments :: December 31, 2012

Repurchase Agreements(a) (96.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.05%–0.10%, dated 12/31/12, due 1/2/13, total to be received $18,990,046	$18,990,000	$18,990,000
TOTAL REPURCHASE AGREEMENTS (Cost $18,990,000)		18,990,000
TOTAL INVESTMENT SECURITIES (Cost $18,990,000)—96.9%		18,990,000
Net other assets (liabilities)—3.1%		611,130
NET ASSETS—100.0%		$19,601,130

(a)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

+                 As of December 31, 2012, these investments were fair valued in good faith in accordance with procedures approved by the Board of Trustees and represents 0.9% of net assets.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreement with Citibank North America, based on the 30-Year U.S. Treasury Bond, 2.75% due 11/15/42+	$(23,157,537)	$(209,008)
Swap Agreement with Credit Suisse Capital LLC, based on the 30-Year U.S. Treasury Bond, 2.75% due 11/15/42+	(765,538)	29,916
		$(179,092)

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Rising Rates Opportunity :: 309

Statement of Assets and Liabilities
December 31, 2012

ASSETS:
Total Investment Securities, at cost	$18,990,000
Repurchase agreements, at value	18,990,000
Total Investment Securities, at value	18,990,000
Cash	848
Interest receivable	46
Unrealized gain on swap agreements	29,916
Receivable for capital shares issued	866,414
Prepaid expenses	201
TOTAL ASSETS	19,887,425

LIABILITIES:
Payable for capital shares redeemed	10,140
Unrealized loss on swap agreements	209,008
Advisory fees payable	12,874
Management services fees payable	1,716
Administration fees payable	730
Administrative services fees payable	8,000
Distribution fees payable	8,739
Trustee fees payable	15
Transfer agency fees payable	2,616
Fund accounting fees payable	1,673
Compliance services fees payable	190
Other accrued expenses	30,594
TOTAL LIABILITIES	286,295
NET ASSETS	$19,601,130

NET ASSETS CONSIST OF:
Capital	$104,671,093
Accumulated net realized gains (losses) on investments	(84,890,871)
Net unrealized appreciation (depreciation) on investments	(179,092)
NET ASSETS	$19,601,130

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	2,808,415

Net Asset Value (offering and redemption price per share)	$6.98

Statement of Operations
For the Year Ended December 31, 2012

INVESTMENT INCOME:
Interest	$24,779

EXPENSES:
Advisory fees	175,739
Management services fees	23,432
Administration fees	11,158
Transfer agency fees	17,528
Administrative services fees	66,071
Distribution fees	58,580
Custody fees	6,392
Fund accounting fees	23,951
Trustee fees	630
Compliance services fees	289
Printing fees	21,649
Other fees	13,116
Total Gross Expenses before reductions	418,535
Less Expenses reduced by the Advisor	(25,721)
TOTAL NET EXPENSES	392,814
NET INVESTMENT INCOME (LOSS)	(368,035)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on futures contracts	(138,410)
Net realized gains (losses) on swap agreements	(2,769,436)
Change in net unrealized appreciation/depreciation on investments	1,236,674
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(1,671,172)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,039,207)

See accompanying notes to the financial statements.

310 :: ProFund VP Rising Rates Opportunity :: Financial Statements

Statements of Changes in Net Assets

	Year Ended December 31, 2012	Year Ended December 31, 2011
FROM INVESTMENT ACTIVITES:
OPERATIONS:
Net investment income (loss)	$(368,035)	$(729,892)
Net realized gains (losses) on investments	(2,907,846)	(15,197,811)
Change in net unrealized appreciation/depreciation on investments	1,236,674	(2,298,634)
Change in net assets resulting from operations	(2,039,207)	(18,226,337)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	282,132,505	219,511,209
Value of shares redeemed	(282,410,162)	(238,855,377)
Change in net assets resulting from capital transactions	(277,657)	(19,344,168)
Change in net assets	(2,316,864)	(37,570,505)
NET ASSETS:
Beginning of period	21,917,994	59,488,499
End of period	$19,601,130	$21,917,994
SHARE TRANSACTIONS:
Issued	38,880,380	21,384,946
Redeemed	(38,995,562)	(23,418,780)
Change in shares	(115,182)	(2,033,834)

See accompanying notes to the financial statements.

Financial Highlights :: ProFund VP Rising Rates Opportunity :: 311

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010		Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008
Net Asset Value, Beginning of Period	$7.50	$12.00	$14.29		$10.87	$18.53

Investment Activities:
Net investment income (loss)(a)	(0.11)	(0.18)	(0.20)		(0.21)	0.08
Net realized and unrealized gains (losses) on investments	(0.41)	(4.32)	(2.09)		3.70	(6.82)
Total income (loss) from investment activities	(0.52)	(4.50)	(2.29)		3.49	(6.74)

Distributions to Shareholders From:
Net investment income	—	—	—		(0.07)	(0.92)

Net Asset Value, End of Period	$6.98	$7.50	$12.00		$14.29	$10.87

Total Return	(6.93)%	(37.50)%	(16.03)%		32.18%	(37.97)%

Ratios to Average Net Assets:
Gross expenses	1.79%	1.70%	1.71%		1.73%	1.68%
Net expenses	1.68%	1.68%	1.68%		1.66%	1.63%
Net investment income (loss)	(1.57)%	(1.64)%	(1.57)%		(1.57)%	0.44%

Supplemental Data:
Net assets, end of period (000’s)	$19,601	$21,918	$59,488		$55,810	$36,590
Portfolio turnover rate(b)	—	—	436	%(c)	—	—

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

(c)          Changes in the portfolio turnover rate are primarily driven by timing of purchase and sales of long-term treasuries.

See accompanying notes to the financial statements.

312 :: ProFund VP Falling U.S. Dollar :: Management Discussion of Fund Performance

ProFund VP Falling U.S. Dollar seeks daily investment results, before fees and expenses, that correspond to the daily performance of the basket of currencies included in the U.S. Dollar Index (the “Index”). The Index measures the performance of the U.S. Dollar against a basket of six major world currencies (the “Benchmark”). For the year ended December 31, 2012, the Fund had a total return of -0.77%. For the same period, the Index had a price return of -0.60%(1) and a volatility of 6.33%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.(2)

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as the daily return of the Benchmark. The six major currencies and their weightings are: Euro 57%; Japanese Yen 14%; British Pound Sterling 12%; Canadian Dollar 9%; Swedish Krona 4% and Swiss Franc 4%. As the value of the U.S. Dollar depreciates versus the Benchmark, the performance of the Fund increases. As the value of the U.S. Dollar appreciates versus the Benchmark, the performance of the Fund declines. The Fund does not normally provide investment returns that match the inverse of the Index.

During the year ended December 31, 2012, the Fund invested in forward currency contracts and futures contracts as a substitute for investing directly in securities in order to gain exposure to the Benchmark. These derivatives generally tracked the performance of their underlying reference asset, but included trading spreads that negatively impacted Fund performance during the period. The Fund entered into forward currency contracts with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Falling U.S. Dollar from August 31, 2007 to December 31, 2012, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/12

Fund	One Year	Five Year	Since Inception
ProFund VP Falling U.S. Dollar	-0.77%	-1.62%	-0.40%
U.S. Dollar Index	-0.60%	0.81%	-0.25%
S&P 500	16.00%	1.66%	1.61%

Expense Ratios**

Fund	Gross	Net
ProFund VP Falling U.S. Dollar	1.99%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2012. Contractual fee waivers are in effect through April 30, 2013.

Allocation of Portfolio Holdings & Index Composition

U.S. Dollar Index Exposure

Investment Type	% of Net Assets
Forward Currency Contracts	(100)%
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Falling U.S. Dollar primarily invests in non-equity securities, which may include; swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

U.S. Dollar Index – Composition

% of Index
Euro	57%
Japanese Yen	14%
British Pound Sterling	12%
Canadian Dollar	9%
Swedish Krona	4%
Swiss Franc	4%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)         The U.S. Dollar Index is a price return index. The graph and table DO NOT reflect the theoretical reinvestment of dividends nor the impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the net asset value of the Fund.

(3)         The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade. The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. It is not possible to invest directly into an index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP Falling U.S. Dollar :: 313

Schedule of Portfolio Investments :: December 31, 2012

Repurchase Agreements(a)(b) (100.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.05%–0.10%, dated 12/31/12, due 1/2/13, total to be received $1,186,003	$1,186,000	$1,186,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,186,000)		1,186,000
TOTAL INVESTMENT SECURITIES (Cost $1,186,000)—100.3%		1,186,000
Net other assets (liabilities)—(0.3)%		(3,283)
NET ASSETS—100.0%		$1,182,717

(a)         A portion of this security is held in a segregated account for the benefit of forward currency contract counterparties in the event of default. As of December 31, 2012 the aggregate amount held in a segregated account was $154,000.

(b)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to the financial statements.

314 :: ProFund VP Falling U.S. Dollar :: Financial Statements

At December 31, 2012, the ProFund VP Falling U.S. Dollar’s forward currency contracts with Goldman Sachs International, were as follows:

Currency	Delivery Date	Contract Amount in Local Currency	Contract Value in U.S. Dollars	Fair Value	Unrealized Appreciation (Depreciation)
Long:
British Pound Sterling vs. U.S. Dollar	1/4/13	48,741	$78,450	$79,202	$752
Canadian Dollar vs. U.S. Dollar	1/4/13	64,144	64,513	64,622	109
Euro vs. U.S. Dollar	1/4/13	258,675	338,041	341,304	3,263
Japanese Yen vs. U.S. Dollar	1/4/13	8,619,626	104,765	99,373	(5,392)
Swedish Krona vs. U.S. Dollar	1/4/13	103,556	15,661	15,929	268
Swiss Franc vs. U.S. Dollar	1/4/13	18,005	19,425	19,671	246
Total Long Contracts			$620,855	$620,101	$(754)

At December 31, 2012, the ProFund VP Falling U.S. Dollar’s forward currency contracts with UBS AG, were as follows:

Currency	Delivery Date	Contract Amount in Local Currency	Contract Value in U.S. Dollars	Fair Value	Unrealized Appreciation (Depreciation)
Short:
British Pound Sterling vs. U.S. Dollar	1/4/13	16,498	$26,688	$26,808	$(120)
Canadian Dollar vs. U.S. Dollar	1/4/13	20,461	20,719	20,614	105
Euro vs. U.S. Dollar	1/4/13	92,491	121,432	122,036	(604)
Japanese Yen vs. U.S. Dollar	1/4/13	2,342,682	28,030	27,008	1,022
Swedish Krona vs. U.S. Dollar	1/4/13	64,631	9,782	9,942	(160)
Swiss Franc vs. U.S. Dollar	1/4/13	7,177	7,801	7,841	(40)
Total Short Contracts			$214,452	$214,249	$203
Long:
British Pound Sterling vs. U.S. Dollar	1/4/13	54,890	$88,493	$89,194	$701
Canadian Dollar vs. U.S. Dollar	1/4/13	63,359	63,905	63,831	(74)
Euro vs. U.S. Dollar	1/4/13	352,371	461,322	464,930	3,608
Japanese Yen vs. U.S. Dollar	1/4/13	7,403,167	89,415	85,349	(4,066)
Swedish Krona vs. U.S. Dollar	1/4/13	286,608	43,288	44,086	798
Swiss Franc vs. U.S. Dollar	1/4/13	28,277	30,570	30,894	324
Total Long Contracts			$776,993	$778,284	$1,291

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Falling U.S. Dollar :: 315

Statement of Assets and Liabilities
December 31, 2012

ASSETS:
Total Investment Securities, at cost	$1,186,000
Repurchase agreements, at value	1,186,000
Total Investment Securities, at value	1,186,000
Cash	468
Segregated cash balances with custodian	320
Unrealized appreciation on forward currency contracts	11,569
Receivable for capital shares issued	164
Prepaid expenses	9
TOTAL ASSETS	1,198,530

LIABILITIES:
Unrealized depreciation on forward currency contracts	10,829
Advisory fees payable	64
Management services fees payable	9
Administration fees payable	44
Administrative services fees payable	680
Distribution fees payable	670
Transfer agency fees payable	135
Fund accounting fees payable	102
Compliance services fees payable	10
Other accrued expenses	3,270
TOTAL LIABILITIES	15,813
NET ASSETS	$1,182,717

NET ASSETS CONSIST OF:
Capital	$3,291,909
Accumulated net realized gains (losses) on investments	(2,109,932)
Net unrealized appreciation (depreciation) on investments	740
NET ASSETS	$1,182,717

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	41,725

Net Asset Value (offering and redemption price per share)	$28.35

Statement of Operations
For the Year Ended December 31, 2012

INVESTMENT INCOME:
Interest	$1,206

EXPENSES:
Advisory fees	8,676
Management services fees	1,157
Administration fees	551
Transfer agency fees	865
Administrative services fees	2,890
Distribution fees	2,892
Custody fees	5,491
Fund accounting fees	1,183
Trustee fees	31
Compliance services fees	12
Printing fees	2,667
Other fees	938
Total Gross Expenses before reductions	27,353
Less Expenses reduced by the Advisor	(7,919)
TOTAL NET EXPENSES	19,434
NET INVESTMENT INCOME (LOSS)	(18,228)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on forward currency contracts	(27,255)
Net realized gains (losses) on futures contracts	1,836
Change in net unrealized appreciation/depreciation on investments	30,947
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	5,528

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(12,700)

See accompanying notes to the financial statements.

316 :: ProFund VP Falling U.S. Dollar :: Financial Statements

Statements of Changes in Net Assets

	Year Ended December 31, 2012	Year Ended December 31, 2011
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$(18,228)	$(30,333)
Net realized gains (losses) on investments	(25,419)	(8,926)
Change in net unrealized appreciation/depreciation on investments	30,947	(59,927)
Change in net assets resulting from operations	(12,700)	(99,186)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	1,719,537	5,940,701
Value of shares redeemed	(1,902,305)	(5,778,039)
Change in net assets resulting from capital transactions	(182,768)	162,662
Change in net assets	(195,468)	63,476

NET ASSETS:
Beginning of period	1,378,185	1,314,709
End of period	$1,182,717	$1,378,185

SHARE TRANSACTIONS:
Issued	60,365	193,157
Redeemed	(66,877)	(189,685)
Change in shares	(6,512)	3,472

See accompanying notes to the financial statements.

Financial Highlights :: ProFund VP Falling U.S. Dollar :: 317

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010		Year Ended Dec. 31, 2009		Year Ended Dec. 31, 2008
Net Asset Value, Beginning of Period	$28.57	$29.37	$30.15		$30.18		$31.85

Investment Activities:
Net investment income (loss)(a)	(0.45)	(0.50)	(0.50)		(0.55)		0.15
Net realized and unrealized gains (losses) on investments	0.23	(0.30)	(0.28)		1.49		(1.70)
Total income (loss) from investment activities	(0.22)	(0.80)	(0.78)		0.94		(1.55)

Distributions to Shareholders From:
Net investment income	—	—	—		(0.97)		(0.08)
Net realized gains on investments	—	—	—		—		(0.04)
Total distributions	—	—	—		(0.97)		(0.12)

Net Asset Value, End of Period	$28.35	$28.57	$29.37		$30.15		$30.18

Total Return	(0.77)%	(2.72)%	(2.59)%		3.04%		(4.86)%

Ratios to Average Net Assets:
Gross expenses	2.36%	1.99%	1.92%		2.03%		1.62%
Net expenses	1.68%	1.68%	1.82	%(b)	1.91	%(b)	1.58%
Net investment income (loss)	(1.58)%	(1.65)%	(1.72)%		(1.82)%		0.46%

Supplemental Data:
Net assets, end of period (000’s)	$1,183	$1,378	$1,315		$1,911		$2,339
Portfolio turnover rate(c)	—	—	—		—		—

(a)                   Per share net investment income (loss) has been calculated using the average daily shares method.

(b)                   The expense ratio does not correlate to the applicable expense limits in place during the period due to the timing of the net expense accrual relative to sales and purchases of fund shares during the period.

(c)                    Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

318 :: ProFund VP Money Market :: Management Discussion of Fund Performance

ProFund VP Money Market seeks, as its investment objective, a high level of current income consistent with liquidity and preservation of capital. For the year ended December 31, 2012, the Fund returned 0.02%. The Fund’s seven-day yield, as of December 31, 2012, was 0.02%(1).

An investment in this ProFund VP is neither guaranteed nor insured by the Federal Deposit Insurance Corporation or any other government agency. Although the ProFund VP strives to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in this ProFund VP.

Allocation of Portfolio Holdings

Market Exposure

Investment Type	% of Net Assets
Repurchase Agreements	102%
Total Exposure	102%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)                   The seven-day yield quotation more closely reflects the current earnings of the money market fund than the total return quotation. The seven-day yield reflects a reduction in the Fund’s fees. Without the reduction of fees, the yield would have been (1.17)%.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP Money Market :: 319

Schedule of Portfolio Investments :: December 31, 2012

Repurchase Agreements(a) (101.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.05%–0.10%, dated 12/31/12, due 1/2/13, total to be received $207,166,506	$207,166,000	$207,166,000
TOTAL REPURCHASE AGREEMENTS (Cost $207,166,000)		207,166,000
TOTAL INVESTMENT SECURITIES (Cost $207,166,000)—101.8%		207,166,000
Net other assets (liabilities)—(1.8)%		(3,718,513)
NET ASSETS—100.0%		$203,447,487

(a)                   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to the financial statements.

320 :: ProFund VP Money Market :: Financial Statements

Statement of Assets and Liabilities
December 31, 2012

ASSETS:
Total Investment Securities, at cost	$207,166,000
Repurchase agreements, at value	207,166,000
Total Investment Securities, at value	207,166,000
Cash	206
Interest receivable	507
Receivable for capital shares issued	8,713,025
Receivable from Advisor	42,755
Prepaid expenses	1,177
TOTAL ASSETS	215,923,670

LIABILITIES:
Payable for capital shares redeemed	12,107,997
Administration fees payable	8,437
Trustee fees payable	172
Transfer agency fees payable	27,263
Fund accounting fees payable	19,334
Compliance services fees payable	1,545
Other accrued expenses	311,435
TOTAL LIABILITIES	12,476,183
NET ASSETS	$203,447,487

NET ASSETS CONSIST OF:
Capital	$203,447,487
NET ASSETS	$203,447,487

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	203,447,487

Net Asset Value (offering and redemption price per share)	$1.00

Statement of Operations
For the Year Ended December 31, 2012

INVESTMENT INCOME:
Interest	$209,617

EXPENSES:
Advisory fees	1,431,875
Management services fees	190,914
Administration fees	98,509
Transfer agency fees	155,453
Administrative services fees	100,068
Distribution fees	148,533
Custody fees	12,632
Fund accounting fees	212,950
Trustee fees	5,422
Compliance services fees	2,539
Printing fees	189,489
Other fees	142,993
Total Gross Expenses before reductions	2,691,377
Less Expenses reduced by the Advisor	(2,519,780)
TOTAL NET EXPENSES	171,597
NET INVESTMENT INCOME	38,020

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$38,020

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Money Market :: 321

Statements of Changes in Net Assets

	Year Ended December 31, 2012	Year Ended December 31, 2011
FROM INVESTMENT ACTIVITES:
OPERATIONS:
Net investment income	$38,020	$39,170
Change in net assets resulting from operations	38,020	39,170
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(38,020)	(39,170)
Change in net assets resulting from distributions	(38,020)	(39,170)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	2,658,479,983	2,688,248,029
Dividends reinvested	38,020	39,170
Value of shares redeemed	(2,636,384,868)	(2,679,192,772)
Change in net assets resulting from capital transactions	22,133,135	9,094,427
Change in net assets	22,133,135	9,094,427
NET ASSETS:
Beginning of period	181,314,352	172,219,925
End of period	$203,447,487	$181,314,352
SHARE TRANSACTIONS:
Issued	2,658,479,983	2,688,248,029
Reinvested	38,020	39,170
Redeemed	(2,636,384,868)	(2,679,192,772)
Change in shares	22,133,135	9,094,427

See accompanying notes to the financial statements.

322 :: ProFund VP Money Market :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008
Net Asset Value, Beginning of Period	$1.000	$1.000	$1.000	$1.000	$1.000

Investment Activities:
Net investment income	— (a)	— (a)	— (a)	— (a)	0.008

Distributions to Shareholders From:
Net investment income	— (a)	— (a)	— (a)	— (a)	(0.008)

Net Asset Value, End of Period	$1.000	$1.000	$1.000	$1.000	$1.000

Total Return	0.02%	0.02%	0.02%	0.03%	0.84%

Ratios to Average Net Assets:
Gross expenses	1.41%	1.46%	1.45%	1.41%	1.49%
Net expenses(b)	0.09%	0.01%	0.09%	0.06%	0.99%
Net investment income	0.02%	0.02%	0.02%	0.03%	0.82%

Supplemental Data:
Net assets, end of period (000’s)	$203,447	$181,314	$172,220	$228,295	$275,018

(a)                   Amount is less than $0.0005.

(b)                   The expense ratio reflects the reduction of certain expenses to maintain a certain minimum net yield.

See accompanying notes to the financial statements.

Notes to Financial Statements

324 :: Notes to Financial Statements :: December 31, 2012

1. Organization

ProFunds (the “Trust”) consists of 115 separate investment portfolios and is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Trust is organized as a Delaware statutory trust and is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series. These accompanying financial statements relate to the portfolios of the Trust included in this report (collectively, the “ProFunds VP” and, individually, a “ProFund VP”). The ProFunds VP, excluding ProFund VP Money Market, are referred to as the “non-money market ProFunds VP.” Each non-money market ProFund VP, other than ProFund VP Large-Cap Value, ProFund VP Large-Cap Growth, ProFund VP Mid-Cap Value, ProFund VP Mid-Cap Growth, ProFund VP Small-Cap Value, ProFund VP Small-Cap Growth, ProFund VP Europe 30, ProFund VP Consumer Services, ProFund VP Industrials, ProFund VP Real Estate and ProFund VP Utilities, is classified as non-diversified under the 1940 Act. Each ProFund VP has one class of shares.

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust and ProFunds’ VP maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the ProFunds VP.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by each ProFund VP in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. The actual results could differ from those estimates.

Investment Valuation

The ProFunds VP record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 3.

Repurchase Agreements

Each ProFund VP may enter into repurchase agreements with financial institutions in pursuit of its investment objectives, as “cover” for the investment techniques it employs, or for liquidity purposes. Under a repurchase agreement, a ProFund VP purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year.

The ProFunds VP follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions generally with major global financial institutions. The creditworthiness of each of the firms that is a party to a repurchase agreement with the ProFunds VP will be monitored by ProFund Advisors LLC (the “Advisor”). In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. Funds within the Trust and Access One Trust (an affiliated trust) invest in repurchase agreements jointly. Each ProFund VP, therefore, holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each ProFund VP. The collateral underlying the repurchase agreement is held by the ProFund VP’s custodian. In the event of a default or bankruptcy by a selling financial institution, a ProFund VP will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund VP could suffer a loss. A ProFund VP also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the ProFund VP expected to receive under the repurchase agreement.

At December 31, 2012, the ProFunds VP had undivided interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts shown in the table below represent the principal amount, cost and value for each respective repurchase agreement.

Fund Name	Deutsche Bank Securities, Inc., 0.10% dated 12/31/12, due 1/2/13(1)	HSBC Securities (USA), Inc., 0.10% dated 12/31/12, due 1/2/13(2)	Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.05% dated 12/31/12, due 1/2/13(3)	UBS Securities, LLC, 0.10% dated 12/31/12, due 1/2/13(4)	UMB Bank N.A., 0.09% dated 12/31/12, due 1/2/13(5)
ProFund VP Bull	$4,230,000	$28,792,000	$10,693,000	$5,524,000	$177,000
ProFund VP Mid-Cap	3,258,000	3,254,000	3,258,000	3,258,000	3,258,000
ProFund VP Small-Cap	756,000	5,155,000	1,914,000	988,000	37,000
ProFund VP Dow 30	706,000	703,000	706,000	706,000	706,000
ProFund VP NASDAQ-100	1,625,000	11,063,000	4,108,000	2,121,000	73,000
ProFund VP Large-Cap Value	3,000	23,000	8,000	4,000	2,000
ProFund VP Large-Cap Growth	5,000	34,000	12,000	6,000	3,000
ProFund VP Mid-Cap Value	5,000	40,000	15,000	7,000	3,000
ProFund VP Small-Cap Value	2,000	19,000	7,000	3,000	3,000

December 31, 2012 :: Notes to Financial Statements :: 325

Fund Name	Deutsche Bank Securities, Inc., 0.10% dated 12/31/12, due 1/2/13(1)	HSBC Securities (USA), Inc., 0.10% dated 12/31/12, due 1/2/13(2)	Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.05% dated 12/31/12, due 1/2/13(3)	UBS Securities, LLC, 0.10% dated 12/31/12, due 1/2/13(4)	UMB Bank N.A., 0.09% dated 12/31/12, due 1/2/13(5)
ProFund VP Asia 30	$6,000	$41,000	$15,000	$8,000	$2,000
ProFund VP International	2,527,000	2,519,000	2,527,000	2,527,000	2,527,000
ProFund VP Emerging Markets	1,757,000	1,750,000	1,757,000	1,757,000	1,757,000
ProFund VP Japan	1,987,000	1,983,000	1,987,000	1,987,000	1,987,000
ProFund VP UltraBull	715,000	4,871,000	1,808,000	933,000	36,000
ProFund VP UltraMid-Cap	908,000	6,187,000	2,297,000	1,185,000	43,000
ProFund VP UltraSmall-Cap	897,000	6,116,000	2,270,000	1,171,000	46,000
ProFund VP UltraNASDAQ-100	1,205,000	8,208,000	3,048,000	1,573,000	58,000
ProFund VP Bear	2,758,000	2,753,000	2,758,000	2,758,000	2,758,000
ProFund VP Short Mid-Cap	232,000	226,000	232,000	232,000	232,000
ProFund VP Short Small-Cap	858,000	858,000	858,000	858,000	858,000
ProFund VP Short Dow 30	12,000	8,000	12,000	12,000	12,000
ProFund VP Short NASDAQ-100	1,547,000	1,543,000	1,547,000	1,547,000	1,547,000
ProFund VP Short International	358,000	355,000	358,000	358,000	358,000
ProFund VP Short Emerging Markets	261,000	259,000	261,000	261,000	261,000
ProFund VP UltraShort Dow 30	58,000	53,000	58,000	58,000	58,000
ProFund VP UltraShort NASDAQ-100	315,000	312,000	315,000	315,000	315,000
ProFund VP Banks	—	—	—	—	1,000
ProFund VP Basic Materials	1,000	8,000	3,000	1,000	2,000
ProFund VP Biotechnology	5,000	37,000	14,000	7,000	2,000
ProFund VP Consumer Goods	9,000	64,000	24,000	12,000	2,000
ProFund VP Financials	9,000	67,000	25,000	12,000	3,000
ProFund VP Industrials	4,000	30,000	11,000	5,000	2,000
ProFund VP Oil & Gas	6,000	44,000	16,000	8,000	2,000
ProFund VP Precious Metals	14,138,000	14,131,000	14,138,000	14,138,000	14,138,000
ProFund VP Semiconductor	—	1,000	—	—	2,000
ProFund VP Technology	4,000	32,000	11,000	6,000	2,000
ProFund VP Utilities	5,000	40,000	15,000	7,000	3,000
ProFund VP U.S. Government Plus	5,924,000	5,920,000	5,924,000	5,924,000	5,924,000
ProFund VP Rising Rates Opportunity	3,798,000	3,798,000	3,798,000	3,798,000	3,798,000
ProFund VP Falling U.S. Dollar	238,000	234,000	238,000	238,000	238,000
ProFund VP Money Market	41,434,000	41,430,000	41,434,000	41,434,000	41,434,000

Each Repurchase Agreement was fully collateralized by U.S. government and/or agency securities at December 31, 2012 as follows:

(1)         Federal Home Loan Mortgage Corp., 0.375%, due 12/10/14, U.S. Treasury Notes, 3.375%, due 6/30/13, which had an aggregate value of $94,427,829.

(2)         U.S. Treasury Notes, 0.25% to 6.375%, due 11/30/14 to 8/15/27, U.S. Treasury Strips, effective yield or interest rate in effect at December 31, 2012, 1.515% to 3.00%, due 11/15/21 to 11/15/40, which had an aggregate value of $156,030,185.

(3)         U.S. Treasury Notes, 4.50%, due 5/15/38, total value $110,655,119.

(4)         Federal Home Loan Mortgage Corp., 1.10% due 10/5/17, U.S. Treasury Notes, 6.375%, due 8/15/27, which had an aggregate value of $97,707,529.

(5)         Federal Home Loan Banks, 0.98% to 1.00%, due 9/11/17 to 10/16/17, Federal Home Loan Mortgage Corp., 1.15% to 2.00%, due 2/28/17 to 7/17/17, U.S. Treasury Notes, 0.875%, due 2/28/17, which had an aggregate value of $84,658,024.

Depositary Receipts

Certain non-money market ProFunds VP may invest in American Depositary Receipts (“ADRs”), New York Shares (“NYSs”) and Global Depositary Receipts (“GDRs”). For many foreign securities, U.S. Dollar-denominated ADRs, which are traded in the United States on exchanges or over-the-counter (“OTC”), are issued by domestic banks. ADRs are an alternative to purchasing the underlying securities in their national markets and currencies. NYSs are foreign stocks denominated in U.S. dollars that trade on American exchanges without being converted to ADRs. GDRs are receipts for shares in a foreign-based corporation traded in capital markets around the world.

Real Estate Investment Trusts

Certain non-money market ProFunds VP may invest in real estate investment trusts (“REITS”) which report information on the source of their distributions annually. REITS are dependent upon management skill, are not diversified and are subject to heavy cash flow dependency, default by borrowers, self-liquidation, the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code and the possibility of failing to maintain exempt status under the 1940 Act. Certain distributions received from REITS during the year are recorded as realized gains or return of capital when such information becomes known.

Derivative Instruments

In seeking to achieve each ProFund VP’s investment objective, the Advisor uses a mathematical approach to investing. Using this approach, the Advisor determines the type, quantity and mix of investment positions, including derivative instruments such as futures contracts, forward currency contracts and swap agreements, that a ProFund VP should hold to approximate the daily performance, inverse performance, or multiple thereof, as applicable, of its benchmark. All derivative instruments held

326 :: Notes to Financial Statements :: December 31, 2012

during the year ended December 31, 2012, gained exposure or inverse exposure to each ProFund VP’s benchmark (e.g., index, etc.) to meet its investment objective.

Each non-money market ProFund VP, other than the Classic ProFunds VP, the Sector ProFunds VP and the ProFund VP Falling U.S. Dollar, does not seek to achieve its investment objective over a period of time greater than a single day.

All open derivative positions at year end are reflected on each respective ProFund VP’s Schedule of Portfolio Investments. The volume associated with derivative positions varies on a daily basis as each ProFund VP transacts in derivative contracts in order to achieve the appropriate exposure, as expressed in notional amount (contract value for forward currency contracts), in comparison to net assets consistent with each ProFund VP’s investment objective.

Certain ProFunds VP utilized a varying level of derivative instruments in conjunction with the investment securities to meet their investment objective during the year ended December 31, 2012. With the exception of the ProFunds VP listed below, the notional amount of open derivative positions relative to each ProFund VP’s net assets at period end is generally representative of the notional amount of open position to net assets throughout the reporting period. The volume associated with derivative positions in the ProFund VP NASDAQ-100, ProFund VP Emerging Markets, ProFund VP Banks, ProFund VP Biotechnology, ProFund VP Pharmaceuticals, ProFund VP Semiconductor, ProFund VP Telecommunications and ProFund VP U.S. Government Plus was 52%, 14%, 12%, 11%, 12%, 12%, 17% and 82%, respectively, based on average monthly notional amounts in comparison to net assets during the year ended December 31, 2012.

In connection with its management of the Trust, the Advisor has claimed an exemption from registration as a commodity pool operator under the Commodity Exchange Act (the “CEA”). However, on December 5, 2012, the Advisor registered as a commodity trading advisor (a “CTA”) under the CEA as a result of its role as subadvisor to funds outside of the Trust. Therefore, the Advisor (but not the Trust or the funds) is now subject to certain regulatory requirements of the CEA. As of the date of this report, the ultimate impact of CTA registration on the ProFunds VP is uncertain. During the reporting period, CTA registration did not significantly impact the ProFunds VP.

The following is a description of the derivative instruments utilized by the ProFunds VP, including the primary underlying risk exposures related to each instrument type.

Futures Contracts

Each non-money market ProFund VP may purchase or sell futures contracts thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A physical-settlement futures contract generally obligates the seller to deliver (and the purchaser to take delivery of) a specified asset on the expiration date of the contract. A cash settled futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the final settlement price of a specific futures contract and the price at which the agreement is made. No physical delivery of the underlying asset is made.

Each ProFund VP generally engages in closing or offsetting transactions before final settlement of a futures contract, wherein a second identical futures contract is sold to offset a long position (or bought to offset a short position). In such cases, the obligation is to deliver (or take delivery of) cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the price of the offsetting transaction and the price at which the original contract was entered into. If the original position entered into is a long position (futures contract purchased) there will be a gain (loss) if the offsetting sell transaction is carried out at a higher (lower) price, inclusive of commissions. If the original position entered into is a short position (futures contract sold) there will be a gain (loss) if the offsetting buy transaction is carried out at a lower (higher) price, inclusive of commissions. The extent of a ProFund VP’s loss from an unhedged short position in a futures contract is potentially unlimited.

Whether a ProFund VP realizes a gain or loss from futures activities depends generally upon movements in the underlying currency, commodity, security or index. The extent of a ProFund VP’s loss from an unhedged short position in futures contracts is potentially unlimited. Each ProFund VP will engage in transactions in futures contracts that are traded on a U.S. exchange or board of trade or that have been approved for sale in the U.S. by the Commodity Futures Trading Commission (“CFTC”).

Upon entering into a futures contract, each ProFund VP will be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 5% to 10% of the contract amount for equity index futures and in the range of approximately 1% to 3% of the contract amount for treasury futures (this amount is subject to change by the exchange on which the contract is traded). This amount, known as “initial margin,” is in the nature of a performance bond or good faith deposit on the contract and is returned to the ProFund VP upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as “variation margin,” to and from the broker will be made daily as the price of the index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.” At any time prior to expiration of a futures contract, a ProFund VP may elect to close its position by taking an opposite position, which will operate to terminate the ProFund VP’s existing position in the contract.

The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures and the market value of the underlying securities, and the possibility of an illiquid market for a futures contract. Although each ProFund VP intends to sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and

December 31, 2012 :: Notes to Financial Statements :: 327

potentially subjecting a ProFund VP to substantial losses. If trading is not possible, or if a ProFund VP determines not to close a futures position in anticipation of adverse price movements, the ProFund VP will be required to make daily cash payments of variation margin. The risk that the ProFund VP will be unable to close out a futures position will be minimized by entering into such transactions on a national exchange with an active and liquid secondary market. Although the counterparty to a futures contract is often a clearing organization, backed by a group of financial institutions, there may be instances in which the counterparty could fail to perform its obligations, causing significant losses to a ProFund VP.

Forward Currency Contracts

The ProFund VP Falling U.S. Dollar may invest in forward currency contracts for investment purposes. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into on the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.

It is possible, under certain circumstances, that this ProFund VP may have to limit its currency transactions to qualify as a “regulated investment company” under the Internal Revenue Code. The ProFund VP Falling U.S. Dollar does not intend to enter into a forward currency contract with a term of more than one year, or to engage in position hedging with respect to the currency of a particular country to more than the aggregate market value (at the time the hedging transaction is entered into) of their portfolio securities denominated in (or quoted in or currently convertible into or directly related through the use of forward currency contracts in conjunction with money market instruments to) that particular currency.

At or before the maturity of a forward currency contract, the ProFund VP Falling U.S. Dollar may either sell a portfolio security and make delivery of the currency, or retain the security and terminate its contractual obligation to deliver the currency by buying an “offsetting” contract obligating them to buy, on the same maturity date, the same amount of the currency. If this ProFund VP engages in an offsetting transaction, it may later enter into a new forward currency contract to sell the currency.

If the ProFund VP Falling U.S. Dollar engages in offsetting transactions it will incur a gain or loss, to the extent that there has been movement in forward currency contract prices. If forward prices go down during the period between the date the ProFund VP Falling U.S. Dollar enters into a forward currency contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the ProFund VP will realize a gain to the extent that the price of ProFund VP currency it has agreed to sell exceeds the price of the currency it has agreed to buy. If forward prices go up, the ProFund VP will suffer a loss to the extent the price of the currency it has agreed to buy exceeds the price of the currency it has agreed to sell.

The ProFund VP Falling U.S. Dollar collateralize forward currency contracts with cash and certain securities as indicated on the Statement of Assets and Liabilities and the Schedule of Portfolio Investments, respectively. Such collateral is held for the benefit of the counterparty in a segregated tri-party account at the custodian to protect the counterparty against non-payment by the ProFund VP. In the event of a default by the counterparty, the ProFund VP will seek withdrawal of this collateral from the segregated account and may incur certain costs exercising its right with respect to the collateral. If a counterparty becomes bankrupt or fails to perform its obligations, the ProFund VP may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The ProFund VP may obtain only limited recovery or may obtain no recovery in such circumstances. The ProFund VP will enter into forward currency contracts only with financial institutions that meet the credit quality standards and monitoring policies established by the Advisor.

The ProFund VP remains subject to credit risk with respect to the amount it expects to receive from counterparties. However, the ProFund VP has sought to mitigate these risks by generally requiring that the counterparties for the ProFund VP agree to post collateral for the benefit of the ProFund VP, marked to market daily, in an amount equal to what the counterparty owes the ProFund VP, subject to certain minimum thresholds. To the extent any such collateral is insufficient, the ProFund VP will be exposed to counterparty risk as described above, including possible delays in recovering amounts as a result of bankruptcy proceedings. As of December 31, 2012, there was no collateral posted by counterparties.

Swap Agreements

Each non-money market ProFund VP may enter into swap agreements for the purposes of attempting to gain exposure to an underlying asset without actually purchasing such asset (or shorting such asset), or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on a particular pre-determined investment or instrument. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or increase in value of a particular dollar amount invested in a “basket” of securities or an ETF representing a particular index or group of securities. Most swap agreements entered into by a ProFund VP calculate and settle the obligations of the parties to the agreement on a “net basis” with a single payment. Consequently, a ProFund VP’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). When investing in index swap agreements, the ProFunds VP may hold or gain exposure to only a representative sample of securities in the index, or to a component of the index.

A ProFund VP’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the ProFund VP) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating or earmarking cash and/or securities determined to be liquid. A ProFund VP will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy. A ProFund VP bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap

328 :: Notes to Financial Statements :: December 31, 2012

agreement counterparty. If such a default occurs, a ProFund VP will have contractual remedies pursuant to the swap agreements, but such remedies may be subject to bankruptcy and insolvency laws that could affect the ProFund VP’s rights as a creditor. A ProFund VP will only enter into swap agreements with counterparties that meet the ProFund VP’s standard of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the ProFund VP’s repurchase agreement guidelines).

The counterparty to any swap agreement will typically be a major global financial institution. On a long swap, the counterparty will generally agree to pay the ProFund VP the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular underlying assets (e.g., securities comprising the relevant benchmark), plus the dividends or interest that would have been received on those assets. The ProFund VP will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such assets. Therefore, the return to the ProFund VP on any swap agreement should be the gain or loss on the notional amount plus dividends or interest on the assets less the interest paid by the ProFund VP on the notional amount. As a trading technique, the Advisor may substitute physical securities with a swap agreement having investment characteristics substantially similar to the underlying securities.

Some ProFunds VP may also enter into swap agreements that provide the opposite return of their index or a security (“short” the index or security). Their operations are similar to that of the swaps disclosed above except that the counterparty pays interest to each ProFund VP on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swap, plus, in certain instances, each ProFund VP will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted with any unrealized gain or loss to determine the value of the swap.

Swap agreements typically are settled on a net basis, which means that the payment streams are netted out, with the ProFund VP receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a ProFund VP is contractually obligated to make. If the other party to a swap agreement defaults, a ProFund VP’s risk of loss consists of the net amount of payments that such ProFund VP is contractually entitled to receive, if any. The net amount of the excess, if any, of a ProFund VP’s obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate NAV at least equal to such accrued excess will be earmarked or segregated by a ProFund VP’s custodian.

The swaps market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments which are traded in the OTC market. The Advisor, under the supervision of the Trust’s Board of Trustees, is responsible for determining and monitoring the liquidity of the ProFunds’ VP transactions in swap agreements. The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The primary risks associated with the use of swap agreements are mispricing or improper valuation, imperfect correlation between movements in the notional amount and the price of the underlying investments, and the inability of the counterparties to perform.

The swaps market is a relatively new market and is largely unregulated. Most swap agreements are currently exempt from most provisions of the CEA and, therefore, are not regulated as futures or commodity option transactions under the CEA, pursuant to regulations approved by the CFTC. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the ProFund VP’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements

In the normal course of business, a ProFund VP enters into International Swap Dealers Association, Inc. (“ISDA”) agreements with certain counterparties for derivative transactions. These agreements contain among other conditions, events of default and termination events, and various covenants and representations. Certain of the ProFund VP’s ISDA agreements contain provisions that require the ProFund VP to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the ProFund VP’s NAV over specific periods of time, which may or may not be exclusive of redemptions. If the ProFund VP were to trigger such provisions and have open derivative positions, at that time counterparties to the ISDA agreements could elect to terminate such ISDA agreements and request immediate payment in an amount equal to the net liability positions, if any, under the relevant ISDA agreement. Pursuant to the terms of its ISDA agreements, the ProFund VP will have already collateralized its liability under such agreements, in some cases only in excess of certain threshold amounts. The ProFunds VP seek to mitigate risks by generally requiring that the counterparties for each ProFund VP agree to post collateral for the benefit of the ProFund VP, marked to market daily, in an amount approximately equal to what the counterparty owes the ProFund VP, subject to certain minimum thresholds, although the ProFunds VP may not always be successful. To the extent any such collateral is insufficient or there are delays in accessing the collateral, the ProFunds VP will be exposed to the risks described above, including possible delays in recovering amounts as a result of bankruptcy proceedings. As of December 31, 2012, the collateral posted by counterparties consisted of U.S. Treasury securities.

December 31, 2012 :: Notes to Financial Statements :: 329

Summary of Derivative Instruments

Fair Values of Derivative Instruments on the ProFund VP’s Statement of Assets and Liabilities as of December 31, 2012:

	Assets			Liabilities
Fund	Variation Margin on Futures Contracts*	Unrealized Gain on Swap Agreements	Unrealized Appreciation on Forward Currency Contracts	Variation Margin on Futures Contracts*	Unrealized Loss on Swap Agreements	Unrealized Depreciation on Forward Currency Contracts
Equity Risk Exposure:
ProFund VP Bull	$3,485	$219,064	$—	$—	$—	$—
ProFund VP Mid-Cap	29,477	116,935	—	—	—	—
ProFund VP Small-Cap	43,365	103,020	—	—	—	—
ProFund VP Dow 30	—	7,856	—	—	—	—
ProFund VP NASDAQ-100	45,068	133,187	—	—	—	—
ProFund VP International	—	50,317	—	—	—	—
ProFund VP Emerging Markets	—	100,462	—	—	—	—
ProFund VP Japan	837,988	—	—	—	—	—
ProFund VP UltraBull	850	156,200	—	—	—	—
ProFund VP UltraMid-Cap	42,543	296,223	—	—	—	—
ProFund VP UltraSmall-Cap	83,819	388,335	—	—	—	—
ProFund VP UltraNASDAQ-100	—	420,375	—	16,978	—	—
ProFund VP Bear	—	—	—	922	71,757	—
ProFund VP Short Mid-Cap	—	—	—	1,794	8,864	—
ProFund VP Short Small-Cap	—	—	—	4,455	53,952	—
ProFund VP Short Dow 30	—	—	—	—	53	—
ProFund VP Short NASDAQ-100	2,492	—	—	—	78,890	—
ProFund VP Short International	—	—	—	—	8,810	—
ProFund VP Short Emerging Markets	—	—	—	—	14,979	—
ProFund VP UltraShort Dow 30	—	—	—	—	1,174	—
ProFund VP UltraShort NASDAQ-100	165	—	—	—	33,533	—
ProFund VP Banks	—	—	—	—	348	—
ProFund VP Biotechnology	—	—	—	—	954	—
ProFund VP Oil & Gas	—	—	—	—	420	—
ProFund VP Pharmaceuticals	—	—	—	—	516	—
ProFund VP Precious Metals	—	2,259,928	—	—	—	—
ProFund VP Semiconductor	—	—	—	—	43	—
ProFund VP Technology	—	—	—	—	132	—
ProFund VP Telecommunications	—	—	—	—	1,188	—
Foreign Exchange Rate Risk Exposure:
ProFund VP Falling U.S. Dollar	—	—	11,569	—	—	10,829
Interest Rate Risk Exposure:
ProFund VP U.S. Government Plus	—	—	—	71	1,839,578	—
ProFund VP Rising Rates Opportunity	—	29,916	—	—	209,008	—

*                 Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

330 :: Notes to Financial Statements :: December 31, 2012

The Effect of Derivative Instruments on the ProFund VP’s Statement of Operations for the year ended December 31, 2012:

	Realized Gain (Loss) on Derivatives Recognized as a Result from Operations			Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations
Fund	Net Realized Gains (Losses) on Futures Contracts	Net Realized Gains (Losses) on Swap Agreements	Net Realized Gains (Losses) on Forward Currency Contracts	Change in Net Unrealized Appreciation/Depreciation on Investments
Equity Risk Exposure:
ProFund VP Bull	$1,517,425	$3,956,680	$—	$525,776
ProFund VP Mid-Cap	398,238	1,153,212	—	215,566
ProFund VP Small-Cap	186,057	277,602	—	224,282
ProFund VP Dow 30	(533)	(80,409)	—	12,274
ProFund VP NASDAQ-100	297,996	4,001,167	—	367,873
ProFund VP Europe 30	154,198	—	—	(23,886)
ProFund VP International	—	1,171,970	—	34,375
ProFund VP Emerging Markets	—	120,994	—	106,862
ProFund VP Japan	167,232	—	—	1,030,100
ProFund VP UltraBull	812,535	4,640,302	—	125,166
ProFund VP UltraMid-Cap	408,892	3,135,898	—	548,951
ProFund VP UltraSmall-Cap	352,738	1,887,595	—	991,208
ProFund VP UltraNASDAQ-100	1,107,490	7,191,804	—	760,713
ProFund VP Bear	(642,552)	(3,392,726)	—	(187,658)
ProFund VP Short Mid-Cap	(115,541)	(647,380)	—	(107,573)
ProFund VP Short Small-Cap	(84,088)	(1,113,688)	—	(209,044)
ProFund VP Short Dow 30	—	(22,423)	—	(3,205)
ProFund VP Short NASDAQ-100	(280,398)	(1,562,458)	—	(156,833)
ProFund VP Short International	—	(519,653)	—	2,033
ProFund VP Short Emerging Markets	—	(239,461)	—	(20,877)
ProFund VP UltraShort Dow 30	(10,109)	(144,644)	—	(1,876)
ProFund VP UltraShort NASDAQ-100	(41,177)	(571,621)	—	(78,535)
ProFund VP Banks	—	85,668	—	(222)
ProFund VP Biotechnology	—	200,597	—	(666)
ProFund VP Oil & Gas	—	342,765	—	804
ProFund VP Pharmaceuticals	—	175,800	—	888
ProFund VP Precious Metals	—	(18,690,361)	—	4,745,649
ProFund VP Semiconductor	—	1,106	—	45
ProFund VP Technology	—	26,815	—	(72)
ProFund VP Telecommunications	—	205,694	—	(660)
Foreign Exchange Rate Risk Exposure:
ProFund VP Falling U.S. Dollar	1,836	—	(27,255)	30,947
Interest Rate Risk Exposure:
ProFund VP U.S. Government Plus	(119,665)	3,797,499	—	(4,008,140)
ProFund VP Rising Rates Opportunity	(138,410)	(2,769,436)	—	1,236,674

Investment Transactions and Related Income

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

Allocations

Expenses directly attributable to a ProFund VP are charged to that ProFund VP, while expenses which are attributable to more than one Fund in the Trust, or jointly with an affiliate, are allocated among the respective funds in the Trust and/or affiliate based upon relative net assets or another reasonable basis.

Distributions to Shareholders

Each of the ProFunds VP (except ProFund VP Real Estate, ProFund VP U.S. Government Plus and ProFund VP Money Market) intends to declare and distribute net investment income at least annually, if any. ProFund VP Real Estate declares and pays dividends from net investment income quarterly, if any. ProFund VP U.S. Government Plus and ProFund VP Money Market declare dividends from net investment income daily and pay dividends on a monthly basis. Net realized capital gains, if any, will be distributed annually.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax”

December 31, 2012 :: Notes to Financial Statements :: 331

differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, distribution reclassification, equalization, certain gain/loss and certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require a reclassification. The ProFunds VP may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distribution of capital.

Federal Income Taxes

Each of the ProFunds VP intends to continue to qualify each year as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The ProFunds VP intend to make timely distributions in order to avoid tax liability. Accordingly, no provision for federal income taxes is required in the financial statements. The ProFunds VP have a tax year end of December 31st.

Management of the ProFunds VP has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken and the ProFunds VP are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Other

Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as “Fees paid indirectly.”

New Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”) requiring disclosure of both gross and net information related to offsetting and related arrangements enabling users of its financial statements to understand the effect of those arrangements on the entity’s financial position. The objective of this disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. ASU 2011-11 is effective for interim and annual periods beginning on or after January 1, 2013. Adoption of ASU 2011-11 will have no effect on the ProFunds’ VP net assets. At this time, management is evaluating any impact ASU 2011-11 may have on the ProFunds’ VP financial statements disclosures.

3. Investment Valuation Summary

The valuation techniques employed by the ProFunds VP, described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the ProFunds’ VP investments are summarized in the three broad levels listed below:

•                  Level 1—quoted prices in active markets for identical assets

•                  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

•                  Level 3—significant unobservable inputs (including the ProFunds’ VP own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. For example, repurchase agreements are generally valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2. Fair value measurements may also require additional disclosure when the volume and level of activity for the asset or liability have significantly decreased, as well as when circumstances indicate that a transaction is not orderly. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end.

Security prices are generally valued at their market value using information provided by a third party pricing service or market quotations. The securities in the portfolio of a non-money market ProFund VP, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ National Market System (“NASDAQ/NMS”), are valued at the official closing price, if available, or the last sale price, on the exchange or system where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the official closing price, if applicable, on any other exchange or system. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. If there have been no sales for that day on any exchange or system, the security will be valued using fair value procedures in accordance with procedures approved by the Trust’s Board of Trustees as described below.

Securities regularly traded in the OTC markets, including securities listed on an exchange, but that are primarily traded OTC other than those traded on the NASDAQ/NMS, are valued on the basis of the mean between the bid and asked quotes furnished by primary market makers for those instruments. Fixed-income securities are generally valued according to prices as furnished by an independent pricing service, generally at the mean of the bid and asked quotes for those instruments. Fixed-income securities maturing within a relatively short time frame may be valued at amortized cost, which approximates market value. For the ProFund VP Money Market, investments are valued at amortized cost, in accordance with Rule 2a-7 of the 1940 Act. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Derivatives are generally valued using independent pricing services and/or agreements with counterparties or other procedures approved by the Trust’s Board of Trustees. Exchange traded

332 :: Notes to Financial Statements :: December 31, 2012

derivatives (e.g., futures contracts) are generally valued at their last sale price prior to the time at which the net asset value per share of a ProFund VP is determined and are typically categorized as Level 1 in the fair value hierarchy. If there was no sale on that day, fair valuation procedures as described below may be applied. Non-exchange traded derivatives (e.g., swap agreements and forward currency contracts) are valued based on procedures approved by the Trust’s Board of Trustees and are typically categorized as Level 2 in the fair value hierarchy.

When the Advisor determines that the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a ProFund VP’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Advisor or persons acting at their direction would accurately reflect the price that a ProFund VP could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a ProFund VP may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

For the year ended December 31, 2012, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

A summary of the valuations as of December 31, 2012, based upon the three levels defined above, is included in the table below while the breakdown, by category, of equity securities is disclosed on the Schedule of Portfolio Investments for each ProFund VP:

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
ProFund VP Bull
Common Stocks	$41,101,918	$—	$—	$—	$41,101,918	$—
Repurchase Agreements	—	—	49,416,000	—	49,416,000	—
Futures Contracts	—	3,485	—	—	—	3,485
Swap Agreements	—	—	—	219,064	—	219,064
Total	$41,101,918	$3,485	$49,416,000	$219,064	$90,517,918	$222,549
ProFund VP Mid-Cap
Repurchase Agreements	$—	$—	$16,286,000	$—	$16,286,000	$—
Futures Contracts	—	29,477	—	—	—	29,477
Swap Agreements	—	—	—	116,935	—	116,935
Total	$—	$29,477	$16,286,000	$116,935	$16,286,000	$146,412
ProFund VP Small-Cap
Common Stocks	$5,732,532	$—	$—	$—	$5,732,532	$—
Repurchase Agreements	—	—	8,850,000	—	8,850,000	—
Futures Contracts	—	43,365	—	—	—	43,365
Swap Agreements	—	—	—	103,020	—	103,020
Total	$5,732,532	$43,365	$8,850,000	$103,020	$14,582,532	$146,385
ProFund VP Dow 30
Repurchase Agreements	$—	$—	$3,527,000	$—	$3,527,000	$—
Swap Agreements	—	—	—	7,856	—	7,856
Total	$—	$—	$3,527,000	$7,856	$3,527,000	$7,856
ProFund VP NASDAQ-100
Common Stocks	$26,625,357	$—	$—	$—	$26,625,357	$—
Repurchase Agreements	—	—	18,990,000	—	18,990,000	—
Futures Contracts	—	45,068	—	—	—	45,068
Swap Agreements	—	—	—	133,187	—	133,187
Total	$26,625,357	$45,068	$18,990,000	$133,187	$45,615,357	$178,255
ProFund VP Large-Cap Value
Common Stocks	$23,223,459	$—	$—	$—	$23,223,459	$—
Repurchase Agreements	—	—	40,000	—	40,000	—
Total	$23,223,459	$—	$40,000	$—	$23,263,459	$—
ProFund VP Large-Cap Growth
Common Stocks	$25,461,073	$—	$—	$—	$25,461,073	$—
Repurchase Agreements	—	—	60,000	—	60,000	—
Total	$25,461,073	$—	$60,000	$—	$25,521,073	$—

December 31, 2012 :: Notes to Financial Statements :: 333

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
ProFund VP Mid-Cap Value
Common Stocks	$25,529,407	$—	$—	$—	$25,529,407	$—
Repurchase Agreements	—	—	70,000	—	70,000	—
Total	$25,529,407	$—	$70,000	$—	$25,599,407	$—
ProFund VP Mid-Cap Growth
Common Stocks	$30,217,845	$—	$—	$—	$30,217,845	$—
Total	$30,217,845	$—	$—	$—	$30,217,845	$—
ProFund VP Small-Cap Value
Common Stocks	$29,226,241	$—	$—	$—	$29,226,241	$—
Repurchase Agreements	—	—	34,000	—	34,000	—
Total	$29,226,241	$—	$34,000	$—	$29,260,241	$—
ProFund VP Small-Cap Growth
Common Stocks	$25,603,141	$—	$—	$—	$25,603,141	$—
Total	$25,603,141	$—	$—	$—	$25,603,141	$—
ProFund VP Asia 30
Common Stocks	$43,897,113	$—	$—	$—	$43,897,113	$—
Repurchase Agreements	—	—	72,000	—	72,000	—
Total	$43,897,113	$—	$72,000	$—	$43,969,113	$—
ProFund VP Europe 30
Common Stocks	$35,466,331	$—	$—	$—	$35,466,331	$—
Total	$35,466,331	$—	$—	$—	$35,466,331	$—
ProFund VP International
Repurchase Agreements	$—	$—	$12,627,000	$—	$12,627,000	$—
Swap Agreements	—	—	—	50,317	—	50,317
Total	$—	$—	$12,627,000	$50,317	$12,627,000	$50,317
ProFund VP Emerging Markets
Common Stocks	$13,675,522	$—	$—	$—	$13,675,522	$—
Preferred Stocks	4,143,952	—	—	—	4,143,952	—
Repurchase Agreements	—	—	8,778,000	—	8,778,000	—
Swap Agreements	—	—	—	100,462	—	100,462
Total	$17,819,474	$—	$8,778,000	$100,462	$26,597,474	$100,462
ProFund VP Japan
Repurchase Agreements	$—	$—	$9,931,000	$—	$9,931,000	$—
Futures Contracts	—	837,988	—	—	—	837,988
Total	$—	$837,988	$9,931,000	$—	$9,931,000	$837,988
ProFund VP UltraBull
Common Stocks	$9,247,936	$—	$—	$—	$9,247,936	$—
Repurchase Agreements	—	—	8,363,000	—	8,363,000	—
Futures Contracts	—	850	—	—	—	850
Swap Agreements	—	—	—	156,200	—	156,200
Total	$9,247,936	$850	$8,363,000	$156,200	$17,610,936	$157,050
ProFund VP UltraMid-Cap
Common Stocks	$12,333,968	$—	$—	$—	$12,333,968	$—
Repurchase Agreements	—	—	10,620,000	—	10,620,000	—
Futures Contracts	—	42,543	—	—	—	42,543
Swap Agreements	—	—	—	296,223	—	296,223
Total	$12,333,968	$42,543	$10,620,000	$296,223	$22,953,968	$338,766

334 :: Notes to Financial Statements :: December 31, 2012

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
ProFund VP UltraSmall-Cap
Common Stocks	$10,116,195	$—	$—	$—	$10,116,195	$—
Repurchase Agreements	—	—	10,500,000	—	10,500,000	—
Futures Contracts	—	83,819	—	—	—	83,819
Swap Agreements	—	—	—	388,335	—	388,335
Total	$10,116,195	$83,819	$10,500,000	$388,335	$20,616,195	$472,154
ProFund VP UltraNASDAQ-100
Common Stocks	$14,860,665	$—	$—	$—	$14,860,665	$—
Repurchase Agreements	—	—	14,092,000	—	14,092,000	—
Futures Contracts	—	(16,978)	—	—	—	(16,978)
Swap Agreements	—	—	—	420,375	—	420,375
Total	$14,860,665	$(16,978)	$14,092,000	$420,375	$28,952,665	$403,397
ProFund VP Bear
Repurchase Agreements	$—	$—	$13,785,000	$—	$13,785,000	$—
Futures Contracts	—	(922)	—	—	—	(922)
Swap Agreements	—	—	—	(71,757)	—	(71,757)
Total	$—	$(922)	$13,785,000	$(71,757)	$13,785,000	$(72,679)
ProFund VP Short Mid-Cap
Repurchase Agreements	$—	$—	$1,154,000	$—	$1,154,000	$—
Futures Contracts	—	(1,794)	—	—	—	(1,794)
Swap Agreements	—	—	—	(8,864)	—	(8,864)
Total	$—	$(1,794)	$1,154,000	$(8,864)	$1,154,000	$(10,658)
ProFund VP Short Small-Cap
Repurchase Agreements	$—	$—	$4,290,000	$—	$4,290,000	$—
Futures Contracts	—	(4,455)	—	—	—	(4,455)
Swap Agreements	—	—	—	(53,952)	—	(53,952)
Total	$—	$(4,455)	$4,290,000	$(53,952)	$4,290,000	$(58,407)
ProFund VP Short Dow 30
Repurchase Agreements	$—	$—	$56,000	$—	$56,000	$—
Swap Agreements	—	—	—	(53)	—	(53)
Total	$—	$—	$56,000	$(53)	$56,000	$(53)
ProFund VP Short NASDAQ-100
Repurchase Agreements	$—	$—	$7,731,000	$—	$7,731,000	$—
Futures Contracts	—	2,492	—	—	—	2,492
Swap Agreements	—	—	—	(78,890)	—	(78,890)
Total	$—	$2,492	$7,731,000	$(78,890)	$7,731,000	$(76,398)
ProFund VP Short International
Repurchase Agreements	$—	$—	$1,787,000	$—	$1,787,000	$—
Swap Agreements	—	—	—	(8,810)	—	(8,810)
Total	$—	$—	$1,787,000	$(8,810)	$1,787,000	$(8,810)
ProFund VP Short Emerging Markets
Repurchase Agreements	$—	$—	$1,303,000	$—	$1,303,000	$—
Swap Agreements	—	—	—	(14,979)	—	(14,979)
Total	$—	$—	$1,303,000	$(14,979)	$1,303,000	$(14,979)
ProFund VP UltraShort Dow 30
Repurchase Agreements	$—	$—	$285,000	$—	$285,000	$—
Swap Agreements	—	—	—	(1,174)	—	(1,174)
Total	$—	$—	$285,000	$(1,174)	$285,000	$(1,174)

December 31, 2012 :: Notes to Financial Statements :: 335

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
ProFund VP UltraShort NASDAQ-100
Repurchase Agreements	$—	$—	$1,572,000	$—	$1,572,000	$—
Futures Contracts	—	165	—	—	—	165
Swap Agreements	—	—	—	(33,533)	—	(33,533)
Total	$—	$165	$1,572,000	$(33,533)	$1,572,000	$(33,368)
ProFund VP Banks
Common Stocks	$5,381,722	$—	$—	$—	$5,381,722	$—
Repurchase Agreements	—	—	1,000	—	1,000	—
Swap Agreements	—	—	—	(348)	—	(348)
Total	$5,381,722	$—	$1,000	$(348)	$5,382,722	$(348)
ProFund VP Basic Materials
Common Stocks	$24,141,129	$—	$—	$—	$24,141,129	$—
Repurchase Agreements	—	—	15,000	—	15,000	—
Total	$24,141,129	$—	$15,000	$—	$24,156,129	$—
ProFund VP Biotechnology
Common Stocks	$15,267,238	$—	$—	$—	$15,267,238	$—
Repurchase Agreements	—	—	65,000	—	65,000	—
Swap Agreements	—	—	—	(954)	—	(954)
Total	$15,267,238	$—	$65,000	$(954)	$15,332,238	$(954)
ProFund VP Consumer Goods
Common Stocks	$14,447,013	$—	$—	$—	$14,447,013	$—
Repurchase Agreements	—	—	111,000	—	111,000	—
Total	$14,447,013	$—	$111,000	$—	$14,558,013	$—
ProFund VP Consumer Services
Common Stocks	$17,977,252	$—	$—	$—	$17,977,252	$—
Total	$17,977,252	$—	$—	$—	$17,977,252	$—
ProFund VP Financials
Common Stocks	$25,415,877	$—	$—	$—	$25,415,877	$—
Repurchase Agreements	—	—	116,000	—	116,000	—
Total	$25,415,877	$—	$116,000	$—	$25,531,877	$—
ProFund VP Health Care
Common Stocks	$33,961,922	$—	$—	$—	$33,961,922	$—
Total	$33,961,922	$—	$—	$—	$33,961,922	$—
ProFund VP Industrials
Common Stocks	$13,754,147	$—	$—	$—	$13,754,147	$—
Repurchase Agreements	—	—	52,000	—	52,000	—
Total	$13,754,147	$—	$52,000	$—	$13,806,147	$—
ProFund VP Internet
Common Stocks	$6,752,181	$—	$—	$—	$6,752,181	$—
Total	$6,752,181	$—	$—	$—	$6,752,181	$—
ProFund VP Oil & Gas
Common Stocks	$54,055,785	$—	$—	$—	$54,055,785	$—
Repurchase Agreements	—	—	76,000	—	76,000	—
Swap Agreements	—	—	—	(420)	—	(420)
Total	$54,055,785	$—	$76,000	$(420)	$54,131,785	$(420)
ProFund VP Pharmaceuticals
Common Stocks	$9,050,315	$—	$—	$—	$9,050,315	$—
Swap Agreements	—	—	—	(516)	—	(516)
Total	$9,050,315	$—	$—	$(516)	$9,050,315	$(516)

336 :: Notes to Financial Statements :: December 31, 2012

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
ProFund VP Precious Metals
Repurchase Agreements	$—	$—	$70,683,000	$—	$70,683,000	$—
Swap Agreements	—	—	—	2,259,928	—	2,259,928
Total	$—	$—	$70,683,000	$2,259,928	$70,683,000	$2,259,928
ProFund VP Real Estate
Common Stocks	$21,544,713	$—	$—	$—	$21,544,713	$—
Total	$21,544,713	$—	$—	$—	$21,544,713	$—
ProFund VP Semiconductor
Common Stocks	$807,658	$—	$—	$—	$807,658	$—
Repurchase Agreements	—	—	3,000	—	3,000	—
Swap Agreements	—	—	—	(43)	—	(43)
Total	$807,658	$—	$3,000	$(43)	$810,658	$(43)
ProFund VP Technology
Common Stocks	$12,405,479	$—	$—	$—	$12,405,479	$—
Repurchase Agreements	—	—	55,000	—	55,000	—
Swap Agreements	—	—	—	(132)	—	(132)
Total	$12,405,479	$—	$55,000	$(132)	$12,460,479	$(132)
ProFund VP Telecommunications
Common Stocks	$10,655,644	$—	$—	$—	$10,655,644	$—
Swap Agreements	—	—	—	(1,188)	—	(1,188)
Total	$10,655,644	$—	$—	$(1,188)	$10,655,644	$(1,188)
ProFund VP Utilities
Common Stocks	$35,381,991	$—	$—	$—	$35,381,991	$—
Repurchase Agreements	—	—	70,000	—	70,000	—
Total	$35,381,991	$—	$70,000	$—	$35,451,991	$—
ProFund VP U.S. Government Plus
U.S. Treasury Obligations	$—	$—	$24,439,813	$—	$24,439,813	$—
Repurchase Agreements	—	—	29,616,000	—	29,616,000	—
Futures Contracts	—	(71)	—	—	—	(71)
Swap Agreements	—	—	—	(1,839,578)	—	(1,839,578)
Total	$—	$(71)	$54,055,813	$(1,839,578)	$54,055,813	$(1,839,649)
ProFund VP Rising Rates Opportunity
Repurchase Agreements	$—	$—	$18,990,000	$—	$18,990,000	$—
Swap Agreements	—	—	—	(179,092)	—	(179,092)
Total	$—	$—	$18,990,000	$(179,092)	$18,990,000	$(179,092)
ProFund VP Falling U.S. Dollar
Repurchase Agreements	$—	$—	$1,186,000	$—	$1,186,000	$—
Forward Currency Contracts	—	—	—	740	—	740
Total	$—	$—	$1,186,000	$740	$1,186,000	$740
ProFund VP Money Market
Repurchase Agreements	$—	$—	$207,166,000	$—	$207,166,000	$—
Total	$—	$—	$207,166,000	$—	$207,166,000	$—

^             Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

December 31, 2012 :: Notes to Financial Statements :: 337

4. Fees and Transactions with Affiliates

The ProFunds VP have entered into an Investment Advisory Agreement with the Advisor. Under this agreement, the ProFunds VP (excluding ProFund VP U.S. Government Plus) each pay the Advisor a fee at an annualized rate of 0.75% of the average daily net assets of each respective ProFund VP. The ProFund VP U.S. Government Plus pays the Advisor a fee at an annualized rate of 0.50% of its average daily net assets.

In addition, subject to the condition that the aggregate daily net assets of the Trust and Access One Trust be equal to or greater than $10 billion, the Advisor has agreed to the following fee reductions with respect to each individual ProFund VP: 0.025% of the ProFund VP’s daily net asset value from $500 million to $1 billion, 0.05% of the ProFund VP’s daily net asset value from $1 billion to $2 billion, and 0.075% of such assets in excess of $2 billion. During the year ended December 31, 2012, no Fund’s annual investment advisory fee was subject to such reductions.

Citi Fund Services Ohio, Inc. (“Citi”), a wholly owned subsidiary of Citi Fund Services, Inc., acts as the Trust’s administrator (the “Administrator”). For its services as Administrator, the Trust pays Citi an annual fee based on the Trust’s and Access One Trust’s aggregate average net assets at an annualized tier rate ranging from 0.005% to 0.05% and a base fee for certain filings. Administration fees include additional fees paid to Citi by the Trust for additional services provided, including support of the Trust’s compliance program. Citi also acts as transfer agent and fund accounting agent for the ProFunds VP for which it receives additional fees. As transfer agent for the ProFunds VP, Citi receives a base fee, service charges, fees based on the number of VP funds, and reimbursement of certain expenses. As fund accounting agent for the ProFunds VP, Citi receives an annual fee based on the Trust’s and Access One Trust’s aggregate average net assets at an annualized tier rate ranging from 0.00375% to 0.10%, a base fee and reimbursement of certain expenses.

ProFunds Distributors, Inc. (the “Distributor”), a wholly owned subsidiary of the Advisor, serves as the Trust’s distributor.

Under a Distribution and Shareholder Services Plan (the “Plan”), adopted by the Trust’s Board of Trustees pursuant to Rule 12b-1 under the 1940 Act, each ProFund VP may pay financial intermediaries such as broker-dealers, insurance companies and the Distributor up to 0.25%, on an annualized basis, of its average daily net assets as compensation for distribution-related activities and/or shareholder services.

During the year ended December 31, 2012, ProFund VP Money Market paid an amount less than 0.25% on an annualized basis of its average daily net assets and the Distribution Fees were suspended as of June 1, 2012. If ProFund VP Money Market had paid an amount equal to 0.25% of its average daily net assets, the Distribution and Service Fees would have been $477,292 for the year ended December 31, 2012.

The Advisor, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFunds VP. For these services, each ProFund VP pays the Advisor a fee at the annual rate of 0.10% of its average daily net assets.

The Trust, on behalf of the ProFunds VP, has entered into an administrative services agreement with certain insurance companies, pursuant to which the insurance companies will provide administrative services with respect to the ProFunds VP. For these services, the ProFunds VP may pay the insurance companies administrative services fees at an annual rate of up to 0.35% of their average daily net assets as reflected on the Statement of Operations as “Administrative services fees.” Effective June 1, 2012, the administrative services fees of ProFund VP Money Market were suspended to maintain a more competitive net yield. If ProFund VP Money Market had paid an amount equal to the full amount per the administrative services agreements, the administrative services fees would have been $182,233 for the year ended December 31, 2012.

Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Except as noted below with respect to the Trust’s Chief Compliance Officer, such Officers and Trustee receive no compensation from the ProFunds VP for serving in their respective roles. The Trust, together with affiliated Trusts, pay each Independent Trustee compensation for his services as Trustee at the annual rate of $155,000. Independent Trustees also receive $7,500 for attending each regular quarterly in-person meeting, $3,000 for attending each special in-person meeting and $3,000 for attending each telephonic meeting. During the year ended December 31, 2012, actual Trustee compensation was $591,000 in aggregate from the Trust and affiliated Trusts. There are certain employees of the Advisor, such as the Trust’s Chief Compliance Officer and staff who administer the Trust’s compliance program, in which the ProFunds VP reimburse the Advisor for their related compensation and certain other expenses incurred as reflected on the Statement of Operations as “Compliance services fees.”

The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of the ProFunds VP in order to limit the annual operating expenses to an annualized rate of 1.68% of the average daily net assets of each ProFund VP (except ProFund VP U.S. Government Plus and ProFund VP Money Market). ProFund VP U.S. Government Plus’ operating expenses are limited to an annualized rate of 1.38% of its average daily net assets. ProFund VP Money Market’s operating expenses are limited to an annualized rate of 1.35% of its average daily net assets. These expense limitations remain in effect until at least April 30, 2013.

The Advisor may recoup the advisory and management services fees contractually waived or limited and other expenses reimbursed by it within three years from the expense limit period in which they were taken. Such repayments shall be made monthly, but only to the extent that such repayments would not cause annualized operating expenses of the ProFund VP to exceed the expense limit for the applicable period. Any amounts recouped by the Advisor during the period are reflected on the Statement of

338 :: Notes to Financial Statements :: December 31, 2012

Operations as “Recoupment of prior expenses reduced by the Advisor.” As of December 31, 2012, the recoupments that may potentially be made by the ProFunds VP are as follows:

	Expires 4/30/13	Expires 4/30/14	Expires 4/30/15	Expires 4/30/16	Total
ProFund VP Bull	$78,992	$46,771	$73,977	$96,703	$296,443
ProFund VP Mid-Cap	—	3,130	10,249	10,631	24,010
ProFund VP Small-Cap	26,469	22,818	24,095	23,228	96,610
ProFund VP Dow 30	—	2,856	—	2,754	5,610
ProFund VP NASDAQ-100	68,545	41,156	77,683	58,532	245,916
ProFund VP Large-Cap Value	57,440	63,523	50,206	44,224	215,393
ProFund VP Large-Cap Growth	54,019	47,564	58,684	32,108	192,375
ProFund VP Mid-Cap Value	47,637	57,467	46,197	36,672	187,973
ProFund VP Mid-Cap Growth	53,088	71,990	70,322	39,271	234,671
ProFund VP Small-Cap Value	67,168	83,928	64,895	67,913	283,904
ProFund VP Small-Cap Growth	71,321	64,330	79,567	43,136	258,354
ProFund VP Asia 30	51,307	4,087	111,556	48,929	215,879
ProFund VP Europe 30	55,765	7,099	55,294	19,139	137,297
ProFund VP International	—	—	17,956	7,099	25,055
ProFund VP Emerging Markets	—	—	37,052	17,258	54,310
ProFund VP Japan	11,280	13,349	30,979	3,812	59,420
ProFund VP UltraBull	10,853	11,281	8,444	28,505	59,083
ProFund VP UltraMid-Cap	24,846	33,924	39,959	19,268	117,997
ProFund VP UltraSmall-Cap	28,092	36,731	51,702	34,215	150,740
ProFund VP UltraNASDAQ-100	31,874	37,377	40,540	32,286	142,077
ProFund VP Bear	44,422	32,721	14,466	11,953	103,562
ProFund VP Short Mid-Cap	9,498	7,337	4,630	3,837	25,302
ProFund VP Short Small-Cap	30,693	12,739	9,637	10,333	63,402
ProFund VP Short Dow 30	1,429	3,687	7,575	381	13,072
ProFund VP Short NASDAQ-100	21,074	19,645	13,885	10,116	64,720
ProFund VP Short International	2,917	4,038	4,999	4,017	15,971
ProFund VP Short Emerging Markets	3,223	2,263	6,613	4,413	16,512
ProFund VP UltraShort Dow 30	—	4,142	7,366	1,554	13,062
ProFund VP UltraShort NASDAQ-100	—	7,988	7,363	3,483	18,834
ProFund VP Banks	19,337	15,627	12,633	12,728	60,325
ProFund VP Basic Materials	62,023	42,684	58,345	40,582	203,634
ProFund VP Biotechnology	11,892	8,847	10,047	15,332	46,118
ProFund VP Consumer Goods	22,796	23,594	31,288	20,799	98,477
ProFund VP Consumer Services	24,087	38,416	39,489	32,662	134,654
ProFund VP Financials	42,736	31,673	35,460	45,692	155,561
ProFund VP Health Care	18,123	14,848	36,242	29,542	98,755
ProFund VP Industrials	37,617	41,467	41,455	20,271	140,810
ProFund VP Internet	14,048	13,190	11,950	8,507	47,695
ProFund VP Oil & Gas	98,078	60,715	154,675	81,768	395,236
ProFund VP Pharmaceuticals	20,198	6,533	26,097	20,027	72,855
ProFund VP Precious Metals	146,390	110,676	177,054	79,007	513,127
ProFund VP Real Estate	22,705	33,855	20,107	28,360	105,027
ProFund VP Semiconductor	9,009	8,651	11,986	2,467	32,113
ProFund VP Technology	20,720	7,827	19,224	12,014	59,785
ProFund VP Telecommunications	11,430	14,763	21,693	27,751	75,637
ProFund VP Utilities	34,576	28,302	71,109	48,728	182,715
ProFund VP U.S. Government Plus	46,914	49,182	91,976	81,321	269,393
ProFund VP Rising Rates Opportunity	28,641	12,368	18,205	17,220	76,434
ProFund VP Falling U.S. Dollar	—	3,662	6,347	5,060	15,069
ProFund VP Money Market	249,555	177,987	296,335	750	724,627

The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of ProFund VP Money Market through April 30, 2013 to the extent necessary to maintain a certain minimum net yield as determined by the Advisor.

The Advisor may recoup the advisory and management services fees contractually waived or limited and other expenses reimbursed by it within three years from the minimum yield limit period in which they were taken. Such repayments shall be made monthly, but only to the extent that such repayments would not cause the ProFund VP Money Market’s net yield to fall below the highest previously determined minimum yield and such recoupment would not be subject to the contractual operating expense limit in effect at the time of such recoupment. Any amounts recouped by the Advisor during the period are reflected on the Statement of Operations as

December 31, 2012 :: Notes to Financial Statements :: 339

“Recoupment of prior expenses reduced by the Advisor.” As of December 31, 2012, the recoupments that may potentially be made by ProFund VP Money Market are as follows:

	Expires 4/30/13	Expires 4/30/14	Expires 4/30/15	Expires 4/30/16	Total
ProFund VP Money Market	$2,933,033	$2,713,585	$2,602,196	$1,701,561	$9,950,375

5. Securities Transactions

The cost of security purchases and the proceeds from the sale of securities (excluding securities maturing less than one year from acquisition) during the year ended December 31, 2012 were as follows:

	Purchases	Sales
ProFund VP Bull	$14,990,831	$18,252,064
ProFund VP Small-Cap	5,362,955	856,054
ProFund VP NASDAQ-100	4,032,820	1,847,422
ProFund VP Large-Cap Value	53,292,126	55,176,593
ProFund VP Large-Cap Growth	52,489,511	60,250,086
ProFund VP Mid-Cap Value	64,795,210	68,969,910
ProFund VP Mid-Cap Growth	68,870,048	75,420,177
ProFund VP Small-Cap Value	74,141,377	73,107,575
ProFund VP Small-Cap Growth	49,726,998	67,438,804
ProFund VP Asia 30	44,274,312	44,856,438
ProFund VP Europe 30	35,139,831	23,795,121
ProFund VP Emerging Markets	11,538,233	9,287,434
ProFund VP UltraBull	140,696,761	140,267,956
ProFund VP UltraMid-Cap	8,421,998	7,204,116
ProFund VP UltraSmall-Cap	10,394,754	4,033,097
ProFund VP UltraNASDAQ-100	6,739,798	10,531,394
ProFund VP Banks	42,368,823	38,879,996
ProFund VP Basic Materials	15,334,168	23,114,111
ProFund VP Biotechnology	56,404,743	50,280,909
ProFund VP Consumer Goods	17,648,140	22,632,400
ProFund VP Consumer Services	38,336,169	42,654,730
ProFund VP Financials	35,778,065	31,681,110
ProFund VP Health Care	32,326,595	26,968,237
ProFund VP Industrials	20,182,656	18,699,828
ProFund VP Internet	11,855,132	10,484,234
ProFund VP Oil & Gas	42,497,310	47,443,674
ProFund VP Pharmaceuticals	57,189,764	64,596,555
ProFund VP Real Estate	71,146,739	65,907,693
ProFund VP Semiconductor	15,079,328	15,106,841
ProFund VP Technology	30,600,652	35,060,135
ProFund VP Telecommunications	72,074,506	67,193,982
ProFund VP Utilities	25,408,806	48,312,807

The cost of U.S. government security purchases and the proceeds from the sale of U.S. government securities (excluding securities maturing less than one year from acquisition) during the year ended December 31, 2012 were as follows:

	Purchases	Sales
ProFund VP U.S. Government Plus	$236,518,122	$235,033,314

6. Investment Risks

Some risks apply to all ProFunds VP, while others are specific to the investment strategy of certain ProFunds VP. Each ProFund VP may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the ProFunds VP.

Risks Associated with the Use of Derivatives

Certain ProFunds VP use investment techniques, such as investing in derivatives (including investing in futures contracts, forward contracts, swap agreements and similar instruments), that may be considered aggressive. Because a ProFund VP’s investments in financial instruments may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. The use of derivatives may expose a ProFund VP to potentially dramatic changes (losses or gains) in the value of the instruments. The use of derivatives and aggressive investment techniques also exposes a ProFund VP to risks different from, or possibly greater than, the risks associated with investing directly in securities underlying its benchmark, including: 1) the risk that there may be imperfect correlation between the price of financial instruments and movements in the prices of the underlying securities; 2) the risk that an instrument is temporarily mispriced; 3) credit or counterparty risk on the amount each ProFund VP expects to receive from a counterparty;

340 :: Notes to Financial Statements :: December 31, 2012

4) the risk that securities prices, interest rates and currency markets will move adversely and a ProFund VP will incur significant losses; 5) the risk that the cost of holding a financial instrument might exceed its total return; and 6) the possible absence of a liquid secondary market for a particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to adjust a ProFund VP’s position in a particular instrument when desired. Certain ProFunds VP may use a combination of swaps on an underlying index and swaps on an ETF that is designed to track the performance of that index. The performance of an ETF may track the performance of its underlying index due to embedded costs and other factors. Thus, to the extent a ProFund VP invests swaps that use an ETF as the reference asset, that ProFund VP may be subject to greater correlation risk and may not achieve as high a degree of correlation with its index as it would if the ProFund VP used only swaps on the underlying index.

Moreover, with respect to the use of swap agreements, if a benchmark has a dramatic intraday move that causes a material decline in a ProFund VP’s net assets, the terms of a swap agreement between the ProFund VP and its counterparty may permit the counterparty to immediately close out the transaction with the ProFund VP. In that event, the ProFund VP may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the ProFund VP’s investment objective. This, in turn, may prevent the ProFund VP from achieving its investment objective, even if the Index reverses all or a portion of its intraday move by the end of the day. Any financing, borrowing and other costs associated with using derivatives may also have the effect of lowering the ProFund VP’s return.

Leverage Risk

Certain ProFunds VP utilize leverage (i.e., obtain investment exposure in excess of assets) in seeking to achieve their investment objective and will lose more money in market environments adverse to their daily objective than a similar fund that does not employ leverage.

Because the ProFunds VP that utilize leverage include either a -2x or 2x multiplier or a -1.25x or 1.25x multiplier, a single day adverse price movement of more than 50% or 80%, respectively, in a relevant benchmark, could result in the total loss of an investor’s investment.

Active Investor Risk

Each ProFund VP permits short-term trading of its securities. The Advisor expects a significant portion of assets invested in the ProFund VP to come from professional money managers and investors who use the ProFund VP as part of active trading or tactical asset allocation strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions, which could increase portfolio turnover and may result in additional costs for the ProFund VP. In addition, large movements of assets into and out of the ProFund VP may have a negative impact on the ProFund VP’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the ProFund VP’s expense ratio may vary from current estimates or the historical ratio disclosed in the ProFund VP’s prospectus.

Concentration Risk

Concentration risk results from maintaining exposure to a limited number of counterparties, issuers, industries, market sectors, countries or geographical regions. A ProFund VP that concentrates its investments will be more susceptible to risks associated with that concentration and will be more sensitive to adverse impact from credit risk relating to such counterparties or issuers than a ProFund VP that is more diversified. With respect to the Sector ProFunds VP, a ProFund VP may have significant exposure to an individual company that constitutes a significant portion of that ProFund VP’s benchmark. Such a ProFund VP will be more susceptible to the risks associated with that specific company, which may be different from the risks generally associated with the companies contained in the benchmark. Each ProFund VP will concentrate its investments in a particular industry or group of industries to approximately the same extent as its benchmark, up to the extent permitted by applicable regulatory guidance. Additionally, certain ProFunds VP that focus their investments in particular countries or geographic regions may be particularly susceptible to economic, political or regulatory events affecting those countries or regions. These ProFunds VP may be more volatile than a more geographically diversified ProFund VP. The Schedule of Portfolio Investments includes information on each ProFund VP’s holdings, including industry and/or geographical composition, as relevant.

Correlation Risk

A number of factors may affect a non-money market ProFund VP’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that a ProFund VP will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent a ProFund VP from achieving its investment objective. A number of factors may adversely affect a ProFund VP’s correlation with its benchmark, including fees, expenses, transaction costs, costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which a ProFund VP invests. A ProFund VP may not have investment exposure to all securities in its benchmark, or its weighting of investment exposure to such stocks or industries may be different from that of the benchmark. In addition, a ProFund VP may invest in securities or financial instruments not included in the benchmark. A ProFund VP may be subject to large movements of assets into and out of the ProFund VP, potentially resulting in the ProFund VP being over- or under-exposed to its benchmark. Activities surrounding index reconstitutions and other rebalancing or reconstitution events may hinder a ProFund VP’s ability to meet its daily investment objective on that day. Each ProFund VP (other than the Classic ProFunds VP, the Sector ProFunds VP and ProFund VP Falling U.S. Dollar) seeks to rebalance its portfolio daily to keep its exposure to the benchmark consistent with its daily investment objective.

Counterparty Risk

The ProFunds VP will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount they expect to receive from counterparties to financial instruments or repurchase agreements entered into by the ProFunds VP. A ProFund VP may be

December 31, 2012 :: Notes to Financial Statements :: 341

negatively impacted if a counterparty becomes bankrupt or fails to perform its obligations under such agreement. A ProFund VP may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and a ProFund VP may obtain only limited recovery or may obtain no recovery in such circumstances.

Debt Instrument Risk

The ProFunds VP may invest in, or seek exposure to, debt instruments. Debt instruments may have varying levels of sensitivity to changes in interest rates, issuer credit risk and other factors. In addition, changes in the credit quality of the issuer of a debt instrument can also affect the price of a debt instrument, as can an issuer’s default on its payment obligations. Such factors may cause the value of an investment in a ProFund VP to change.

Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a ProFund VP invests, the ProFunds VP might not be able to dispose of certain holdings quickly or at prices that represent fair market value in the judgment of the Advisor. Markets for the securities in which the ProFund VP invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. Such situations may prevent a ProFund VP from limiting losses, realizing gains, obtaining exposure to or achieving a high correlation (or inverse correlation) with its underlying benchmark.

7. Federal Income Tax Information

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2012, were as follows:

	Ordinary Income	Net Long-Term Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
ProFund VP Small-Cap	$71,266	$94,344	$165,610	$—	$165,610
ProFund VP Large-Cap Value	204,043	—	204,043	—	204,043
ProFund VP Large-Cap Growth	25,940	—	25,940	—	25,940
ProFund VP Mid-Cap Value	36,920	—	36,920	—	36,920
ProFund VP Europe 30	810,929	—	810,929	—	810,929
ProFund VP Emerging Markets	206,622	—	206,622	—	206,622
ProFund VP Short International	72,322	—	72,322	—	72,322
ProFund VP Basic Materials	81,925	—	81,925	—	81,925
ProFund VP Consumer Goods	167,801	—	167,801	—	167,801
ProFund VP Consumer Services	—	93,656	93,656	—	93,656
ProFund VP Financials	39,115	—	39,115	—	39,115
ProFund VP Health Care	118,627	—	118,627	—	118,627
ProFund VP Industrials	42,826	—	42,826	—	42,826
ProFund VP Internet	339,722	450,136	789,858	—	789,858
ProFund VP Oil & Gas	76,393	5,553,019	5,629,412	—	5,629,412
ProFund VP Pharmaceuticals	225,615	—	225,615	—	225,615
ProFund VP Real Estate	555,298	—	555,298	—	555,298
ProFund VP Semiconductor	6,838	—	6,838	—	6,838
ProFund VP Telecommunications	443,513	—	443,513	—	443,513
ProFund VP Utilities	1,039,189	—	1,039,189	—	1,039,189
ProFund VP U.S. Government Plus	10,076,048	355	10,076,403	—	10,076,403
ProFund VP Money Market	38,020	—	38,020	—	38,020

The tax character of dividends paid to shareholders during the tax year ended December 31, 2011, were as follows:

	Ordinary Income	Net Long-Term Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
ProFund VP Bull	$—	$1,489,581	$1,489,581	$3	$1,489,584
ProFund VP Mid-Cap	903,341	433,308	1,336,649	—	1,336,649
ProFund VP Large-Cap Value	229,358	—	229,358	—	229,358
ProFund VP Mid-Cap Value	42,479	—	42,479	—	42,479
ProFund VP Small-Cap Growth	—	90,289	90,289	—	90,289
ProFund VP Asia 30	26,280	4,423,387	4,449,667	—	4,449,667
ProFund VP Europe 30	429,485	—	429,485	—	429,485
ProFund VP UltraBull	1,459,218	688,325	2,147,543	151,359	2,298,902
ProFund VP UltraSmall-Cap	5,442,437	1,296,507	6,738,944	312,345	7,051,289
ProFund VP Basic Materials	81,685	—	81,685	—	81,685
ProFund VP Consumer Goods	190,418	—	190,418	—	190,418
ProFund VP Health Care	78,225	—	78,225	—	78,225
ProFund VP Industrials	68,370	—	68,370	—	68,370
ProFund VP Internet	115,464	169,665	285,129	—	285,129
ProFund VP Oil & Gas	152,698	—	152,698	—	152,698

342 :: Notes to Financial Statements :: December 31, 2012

	Ordinary Income	Net Long-Term Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
ProFund VP Pharmaceuticals	$152,879	$—	$152,879	$—	$152,879
ProFund VP Precious Metals	2,375,651	—	2,375,651	—	2,375,651
ProFund VP Semiconductor	2,412	—	2,412	—	2,412
ProFund VP Telecommunications	458,265	—	458,265	—	458,265
ProFund VP Utilities	916,027	—	916,027	—	916,027
ProFund VP U.S. Government Plus	72,626	—	72,626	—	72,626
ProFund VP Money Market	39,170	—	39,170	—	39,170

As of the latest tax year ended December 31, 2012, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Deficit)
ProFund VP Bull	$1,100,086	$—	$—	$—	$15,468,666	$16,568,752
ProFund VP Mid-Cap	798,831	272,464	—	(677,100)	116,935	511,130
ProFund VP Small-Cap	234,356	168,569	—	—	378,329	781,254
ProFund VP Dow 30	—	—	—	(1,260,694)	7,856	(1,252,838)
ProFund VP NASDAQ-100	—	—	—	(8,511,204)	11,495,342	2,984,138
ProFund VP Large-Cap Value	230,495	—	—	(7,571,077)	(655,105)	(7,995,687)
ProFund VP Large-Cap Growth	92,279	—	—	(4,681,758)	6,543,686	1,954,207
ProFund VP Mid-Cap Value	105,778	—	—	(6,348,603)	1,366,100	(4,876,725)
ProFund VP Mid-Cap Growth	—	—	—	(2,077,869)	6,297,013	4,219,144
ProFund VP Small-Cap Value	82,888	—	—	(6,582,575)	42,442	(6,457,245)
ProFund VP Small-Cap Growth	488,542	1,238,642	—	—	4,431,966	6,159,150
ProFund VP Asia 30	21,988	—	—	(1,899,348)	9,134,303	7,256,943
ProFund VP Europe 30	458,263	—	—	(6,686,931)	3,159,755	(3,068,913)
ProFund VP International	616,081	—	—	(2,822,457)	50,317	(2,156,059)
ProFund VP Emerging Markets	141,228	—	—	(4,024,967)	783,279	(3,100,460)
ProFund VP Japan	—	—	—	(3,044,303)	—	(3,044,303)
ProFund VP UltraBull	1,943,720	321,771	—	(2,417,494)	2,285,972	2,133,969
ProFund VP UltraMid-Cap	—	—	—	(10,389,927)	3,554,666	(6,835,261)
ProFund VP UltraSmall-Cap	—	—	—	(10,921,299)	1,679,476	(9,241,823)
ProFund VP UltraNASDAQ-100	—	—	—	(53,791,557)	6,449,317	(47,342,240)
ProFund VP Bear	—	—	—	(61,282,496)	(71,757)	(61,354,253)
ProFund VP Short Mid-Cap	—	—	—	(2,143,757)	(8,864)	(2,152,621)
ProFund VP Short Small-Cap	—	—	—	(2,954,248)	(53,952)	(3,008,200)
ProFund VP Short Dow 30	—	—	—	(87,858)	(53)	(87,911)
ProFund VP Short NASDAQ-100	—	—	—	(6,790,997)	(78,890)	(6,869,887)
ProFund VP Short International	—	—	—	(1,635,574)	(8,810)	(1,644,384)
ProFund VP Short Emerging Markets	—	—	—	(1,326,276)	(14,979)	(1,341,255)
ProFund VP UltraShort Dow 30	—	—	—	(899,303)	(1,174)	(900,477)
ProFund VP UltraShort NASDAQ-100	—	—	—	(1,498,196)	(33,533)	(1,531,729)
ProFund VP Banks	35,696	—	—	(14,314,819)	(1,545,325)	(15,824,448)
ProFund VP Basic Materials	216,398	—	—	(12,885,607)	3,859,902	(8,809,307)
ProFund VP Biotechnology	—	—	—	(3,616,699)	4,716,054	1,099,355
ProFund VP Consumer Goods	171,149	—	—	(3,056,264)	4,782,477	1,897,362
ProFund VP Consumer Services	69,341	78,603	—	(176,576)	5,099,950	5,071,318
ProFund VP Financials	142,296	—	—	(11,713,921)	(1,196,729)	(12,768,354)
ProFund VP Health Care	172,936	—	—	(7,612,173)	9,070,903	1,631,666
ProFund VP Industrials	78,175	—	—	(5,674,678)	3,365,344	(2,231,159)
ProFund VP Internet	—	688,595	—	—	2,217,095	2,905,690
ProFund VP Oil & Gas	253,006	2,235,431	—	(506,983)	26,518,925	28,500,379
ProFund VP Pharmaceuticals	798,880	463,884	—	(2,886,081)	1,306,155	(317,162)
ProFund VP Precious Metals	—	—	—	(42,413,516)	2,259,928	(40,153,588)
ProFund VP Real Estate	48,719	—	—	(3,841,732)	6,321,039	2,528,026
ProFund VP Semiconductor	16,468	—	—	(2,128,006)	(1,372)	(2,112,910)
ProFund VP Technology	—	—	—	(4,459,161)	5,332,642	873,481
ProFund VP Telecommunications	1,185,789	23,046	—	(2,117,966)	218,639	(690,492)
ProFund VP Utilities	1,026,878	—	—	(3,015,131)	10,762,442	8,774,189
ProFund VP U.S. Government Plus	3,024,779	—	—	(8,888,003)	(2,980,145)	(8,843,369)
ProFund VP Rising Rates Opportunity	—	—	—	(84,890,871)	(179,092)	(85,069,963)
ProFund VP Falling U.S. Dollar	—	—	—	(2,109,192)	—	(2,109,192)
ProFund VP Money Market	—	—	—	—	—	—

December 31, 2012 :: Notes to Financial Statements :: 343

As of the end of their tax year ended December 31, 2012, the following ProFunds VP have net capital loss carryforwards (“CLCFs”) as summarized in the tables below. CLCFs subject to expiration are applied as short-term capital loss regardless of whether the originating capital loss was short-term or long-term. CLCFs that are not subject to expiration must be utilized before those that are subject to expiration.

CLCFs subject to expiration:

	Expires 12/31/13	Expires 12/31/14	Expires 12/31/15	Expires 12/31/16	Expires 12/31/17	Expires 12/31/18	Total
ProFund VP NASDAQ-100	$—	$3,476,760	$—	$5,034,444	$—	$—	$8,511,204
ProFund VP Large-Cap Value	—	—	—	3,473,422	3,158,651	—	6,632,073
ProFund VP Large-Cap Growth	—	—	—	4,179,565	502,193	—	4,681,758
ProFund VP Mid-Cap Value	—	—	—	5,449,844	898,759	—	6,348,603
ProFund VP Mid-Cap Growth	—	—	—	2,077,869	—	—	2,077,869
ProFund VP Small-Cap Value	—	—	—	5,425,320	909,179	248,076	6,582,575
ProFund VP Europe 30	—	—	—	—	3,508,484	1,215,921	4,724,405
ProFund VP Emerging Markets	—	—	—	—	—	1,045,928	1,045,928
ProFund VP UltraMid-Cap	—	—	—	10,389,927	—	—	10,389,927
ProFund VP UltraNASDAQ-100	—	—	—	51,740,223	—	—	51,740,223
ProFund VP Bear	3,069,606	7,512,896	4,644,270	—	27,795,298	10,849,931	53,872,001
ProFund VP UltraShort Dow 30	—	—	—	—	—	138,319	138,319
ProFund VP Banks	—	—	—	—	6,837,887	4,222,982	11,060,869
ProFund VP Basic Materials	—	—	—	9,985,915	647,115	2,252,577	12,885,607
ProFund VP Consumer Goods	—	—	—	1,817,114	1,239,150	—	3,056,264
ProFund VP Financials	—	—	—	6,088,472	3,025,224	986,600	10,100,296
ProFund VP Health Care	231,705	—	—	3,312,215	2,837,758	—	6,381,678
ProFund VP Industrials	—	—	—	2,630,383	2,898,569	—	5,528,952
ProFund VP Real Estate	—	—	—	1,610,806	1,722,531	508,395	3,841,732
ProFund VP Semiconductor	—	1,003,398	446,964	555,458	—	—	2,005,820
ProFund VP Technology	—	635,501	—	2,121,702	—	—	2,757,203
ProFund VP Utilities	—	—	—	671,740	1,350,225	212,305	2,234,270
ProFund VP Rising Rates Opportunity	22,965,205	—	5,366,257	27,138,193	—	11,189,405	66,659,060
ProFund VP Falling U.S. Dollar	—	—	—	1,990,078	—	55,790	2,045,868

CLCFs subject to expiration that are limited as a result of changes in ProFund VP ownership during the year and in prior years:

	Expires	Expires	Expires	Expires	Expires	Expires
	12/31/13	12/31/14	12/31/15	12/31/16	12/31/17	12/31/18	Total
ProFund VP Mid-Cap	$—	$—	$—	$677,100	$—	$—	$677,100
ProFund VP Dow 30	—	—	—	23,611	4,562	90,791	118,964
ProFund VP International	—	—	—	—	—	1,100,111	1,100,111
ProFund VP Japan	—	565,779	282,890	282,890	—	565,780	1,697,339
ProFund VP UltraBull	260,401	—	1,552,719	604,374	—	—	2,417,494
ProFund VP UltraSmall-Cap	3,023,489	—	2,015,660	1,007,830	—	—	6,046,979
ProFund VP UltraNASDAQ-100	2,051,334	—	—	—	—	—	2,051,334
ProFund VP Short Mid-Cap	—	197,273	150,769	—	153,796	76,898	578,736
ProFund VP Short Small-Cap	—	509,147	252,531	—	324,024	162,012	1,247,714
ProFund VP Short Dow 30	—	—	—	—	—	42,402	42,402
ProFund VP Short NASDAQ-100	419,990	401,299	401,299	401,299	—	802,596	2,426,483
ProFund VP Short International	—	—	—	—	489,070	202,835	691,905
ProFund VP Short Emerging Markets	—	—	—	30,002	846,615	127,986	1,004,603
ProFund VP UltraShort Dow 30	—	—	—	—	192,336	47,723	240,059
ProFund VP UltraShort NASDAQ-100	—	8,626	—	58,199	13,365	13,365	93,555
ProFund VP Biotechnology	—	72,473	—	1,895,782	1,518,595	129,849	3,616,699
ProFund VP Consumer Services	—	—	—	—	—	176,576	176,576
ProFund VP Oil & Gas	506,983	—	—	—	—	—	506,983
ProFund VP Pharmaceuticals	481,014	424,035	—	1,019,005	481,013	481,014	2,886,081
ProFund VP Technology	1,074,176	—	—	—	—	—	1,074,176
ProFund VP Telecommunications	—	—	—	1,694,373	423,593	—	2,117,966
ProFund VP U.S. Government Plus	—	—	—	—	8,888,003	—	8,888,003

344 :: Notes to Financial Statements :: December 31, 2012

CLCFs not subject to expiration:

	Short-Term Amount	Long-Term Amount	Total
ProFund VP Dow 30	$16,079	$62	$16,141
ProFund VP Large-Cap Value	—	939,004	939,004
ProFund VP Asia 30	163,491	1,735,857	1,899,348
ProFund VP Europe 30	1,157,855	804,671	1,962,526
ProFund VP Emerging Markets	932,922	2,046,117	2,979,039
ProFund VP UltraSmall-Cap	4,874,320	—	4,874,320
ProFund VP Bear	7,058,911	351,584	7,410,495
ProFund VP Short Mid-Cap	1,064,595	92,089	1,156,684
ProFund VP Short Small-Cap	1,304,853	60,939	1,365,792
ProFund VP Short Dow 30	34,539	—	34,539
ProFund VP Short NASDAQ-100	1,692,306	17,153	1,709,459
ProFund VP Short International	519,653	—	519,653
ProFund VP Short Emerging Markets	286,986	—	286,986
ProFund VP UltraShort Dow 30	508,440	12,485	520,925
ProFund VP UltraShort NASDAQ-100	160,439	7,571	168,010
ProFund VP Banks	319,780	2,934,170	3,253,950
ProFund VP Financials	928,988	684,637	1,613,625
ProFund VP Health Care	1,230,495	—	1,230,495
ProFund VP Industrials	145,726	—	145,726
ProFund VP Precious Metals	42,413,516	—	42,413,516
ProFund VP Semiconductor	104,610	17,576	122,186
ProFund VP Technology	627,782	—	627,782
ProFund VP Utilities	600,876	179,985	780,861
ProFund VP Rising Rates Opportunity	17,916,449	315,362	18,231,811
ProFund VP Falling U.S. Dollar	25,329	37,995	63,324

CLCFs not subject to expiration that are limited as a result of changes in the ProFund VP ownership during the year and in prior years:

	Short-Term Amount	Long-Term Amount	Total
ProFund VP Dow 30	$1,122,757	$2,832	$1,125,589
ProFund VP International	1,722,346	—	1,722,346
ProFund VP Japan	602,105	744,859	1,346,964
ProFund VP Short Mid-Cap	390,094	18,243	408,337
ProFund VP Short Small-Cap	332,654	8,088	340,742
ProFund VP Short Dow 30	10,917	—	10,917
ProFund VP Short NASDAQ-100	2,482,216	172,839	2,655,055
ProFund VP Short International	424,016	—	424,016
ProFund VP Short Emerging Markets	34,687	—	34,687
ProFund VP UltraShort NASDAQ-100	1,183,562	53,069	1,236,631

The Board does not intend to authorize a distribution of any realized gain for a ProFund VP until any applicable CLCF has been offset or expires.

At December 31, 2012, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
ProFund VP Bull	$75,268,316	$23,688,810	$(8,439,208)	$15,249,602
ProFund VP Mid-Cap	16,286,000	—	—	—
ProFund VP Small-Cap	14,307,223	520,955	(245,646)	275,309
ProFund VP Dow 30	3,527,000	—	—	—
ProFund VP NASDAQ-100	34,253,202	14,186,827	(2,824,672)	11,362,155
ProFund VP Large-Cap Value	23,918,564	5,167,551	(5,822,656)	(655,105)
ProFund VP Large-Cap Growth	18,977,387	8,419,221	(1,875,535)	6,543,686
ProFund VP Mid-Cap Value	24,233,307	4,954,429	(3,588,329)	1,366,100
ProFund VP Mid-Cap Growth	23,920,832	8,665,435	(2,368,422)	6,297,013
ProFund VP Small-Cap Value	29,217,799	4,653,031	(4,610,589)	42,442
ProFund VP Small-Cap Growth	21,171,175	6,413,385	(1,981,419)	4,431,966
ProFund VP Asia 30	34,834,810	17,967,156	(8,832,853)	9,134,303
ProFund VP Europe 30	32,306,576	9,703,095	(6,543,340)	3,159,755

December 31, 2012 :: Notes to Financial Statements :: 345

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
ProFund VP International	$12,627,000	$—	$—	$—
ProFund VP Emerging Markets	25,914,657	2,510,399	(1,827,582)	682,817
ProFund VP Japan	9,931,000	—	—	—
ProFund VP UltraBull	15,481,164	2,837,379	(707,607)	2,129,772
ProFund VP UltraMid-Cap	19,695,525	5,106,212	(1,847,769)	3,258,443
ProFund VP UltraSmall-Cap	19,325,054	1,798,554	(507,413)	1,291,141
ProFund VP UltraNASDAQ-100	22,923,723	8,401,036	(2,372,094)	6,028,942
ProFund VP Bear	13,785,000	—	—	—
ProFund VP Short Mid-Cap	1,154,000	—	—	—
ProFund VP Short Small-Cap	4,290,000	—	—	—
ProFund VP Short Dow 30	56,000	—	—	—
ProFund VP Short NASDAQ-100	7,731,000	—	—	—
ProFund VP Short International	1,787,000	—	—	—
ProFund VP Short Emerging Markets	1,303,000	—	—	—
ProFund VP UltraShort Dow 30	285,000	—	—	—
ProFund VP UltraShort NASDAQ-100	1,572,000	—	—	—
ProFund VP Banks	6,927,699	1,738,313	(3,283,290)	(1,544,977)
ProFund VP Basic Materials	20,296,227	13,425,105	(9,565,203)	3,859,902
ProFund VP Biotechnology	10,615,230	6,562,140	(1,845,132)	4,717,008
ProFund VP Consumer Goods	9,775,536	6,632,914	(1,850,437)	4,782,477
ProFund VP Consumer Services	12,877,302	6,496,514	(1,396,564)	5,099,950
ProFund VP Financials	26,728,606	11,113,029	(12,309,758)	(1,196,729)
ProFund VP Health Care	24,891,019	14,239,871	(5,168,968)	9,070,903
ProFund VP Industrials	10,440,803	5,263,108	(1,897,764)	3,365,344
ProFund VP Internet	4,535,086	2,701,368	(484,273)	2,217,095
ProFund VP Oil & Gas	27,612,440	33,439,955	(6,920,610)	26,519,345
ProFund VP Pharmaceuticals	7,743,644	2,746,970	(1,440,299)	1,306,671
ProFund VP Precious Metals	70,683,000	—	—	—
ProFund VP Real Estate	15,223,674	9,911,516	(3,590,477)	6,321,039
ProFund VP Semiconductor	811,987	441,103	(442,432)	(1,329)
ProFund VP Technology	7,127,705	8,064,422	(2,731,648)	5,332,774
ProFund VP Telecommunications	10,435,817	2,694,407	(2,474,580)	219,827
ProFund VP Utilities	24,689,549	15,142,567	(4,380,125)	10,762,442
ProFund VP U.S. Government Plus	55,196,380	—	(1,140,567)	(1,140,567)
ProFund VP Rising Rates Opportunity	18,990,000	—	—	—
ProFund VP Falling U.S. Dollar	1,186,000	—	—	—
ProFund VP Money Market	207,166,000	—	—	—

8. Legal and Regulatory Matters

In December 2007, ProFund VP UltraMid-Cap, as a shareholder of Lyondell Chemical Company (“Lyondell”), participated in a cash out merger of Lyondell in which it received $48/share of merger consideration. Lyondell later filed for bankruptcy and two entities created by the Lyondell bankruptcy plan of reorganization have initiated lawsuits seeking to recover, or clawback, proceeds received by shareholders in the December 2007 merger based on fraudulent transfer claims.

The value of the proceeds received by the ProFund VP UltraMid-Cap is approximately $521,000. The ProFund VP cannot predict the outcome of this proceeding. The complaints, however, allege no misconduct by the ProFund VP. The ProFund VP is currently assessing the cases and have not yet determined the potential effect, if any, on its net asset value. Accordingly, no loss has been accrued in the balance sheet.

346 :: Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of ProFunds:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the following fifty funds included in the ProFunds Trust:

ProFund VP Bull	ProFund VP UltraMid-Cap	ProFund VP Financials
ProFund VP Mid-Cap	ProFund VP UltraSmall-Cap	ProFund VP Health Care
ProFund VP Small-Cap	ProFund VP UltraNASDAQ-100	ProFund VP Industrials
ProFund VP Dow 30	ProFund VP Bear	ProFund VP Internet
ProFund VP NASDAQ-100	ProFund VP Short Mid-Cap	ProFund VP Oil & Gas
ProFund VP Large-Cap Value	ProFund VP Short Small-Cap	ProFund VP Pharmaceuticals
ProFund VP Large-Cap Growth	ProFund VP Short Dow 30	ProFund VP Precious Metals
ProFund VP Mid-Cap Value	ProFund VP Short NASDAQ-100	ProFund VP Real Estate
ProFund VP Mid-Cap Growth	ProFund VP Short International	ProFund VP Semiconductor
ProFund VP Small-Cap Value	ProFund VP Short Emerging Markets	ProFund VP Technology
ProFund VP Small-Cap Growth	ProFund VP UltraShort Dow 30	ProFund VP Telecommunications
ProFund VP Asia 30	ProFund VP UltraShort NASDAQ-100	ProFund VP Utilities
ProFund VP Europe 30	ProFund VP Banks	ProFund VP U.S. Government Plus
ProFund VP International	ProFund VP Basic Materials	ProFund VP Rising Rates Opportunity
ProFund VP Emerging Markets	ProFund VP Biotechnology	ProFund VP Falling U.S. Dollar
ProFund VP Japan	ProFund VP Consumer Goods	ProFund VP Money Market
ProFund VP UltraBull	ProFund VP Consumer Services

(hereafter collectively referred to as the “Funds”) at December 31, 2012 and the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2012, by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Baltimore, Maryland
February 25, 2013

Additional Tax Information (unaudited) :: 347

For corporate shareholders, the following percentage of the total ordinary income dividends paid during the fiscal year ended December 31, 2012, qualify for the corporate dividends received deduction for the following ProFunds VP:

Dividends Received Deduction
ProFund VP Small-Cap	12.20%
ProFund VP Large-Cap Value	100.00%
ProFund VP Large-Cap Growth	100.00%
ProFund VP Mid-Cap Value	100.00%
ProFund VP Basic Materials	100.00%
ProFund VP Consumer Goods	100.00%
ProFund VP Financials	100.00%
ProFund VP Health Care	100.00%
ProFund VP Industrials	100.00%
ProFund VP Internet	5.18%
ProFund VP Oil & Gas	100.00%
ProFund VP Pharmaceuticals	100.00%
ProFund VP Semiconductor	100.00%
ProFund VP Real Estate	1.84%
ProFund VP Telecommunications	100.00%
ProFund VP Utilities	100.00%

For the fiscal year ended December 31, 2012, the amount of long-term capital gain designated by the ProFunds VP were as follows:

Long-Term Capital Gain
ProFund VP Small-Cap	$95,983
ProFund VP Consumer Services	93,656
ProFund VP Internet	450,136
ProFund VP Oil & Gas	5,553,019
ProFund VP U.S. Government Plus	355

For the fiscal year ended December 31, 2012, the amount of short-term capital gain designated by the ProFunds VP were as follows:

Short-Term Capital Gain
ProFund VP Bull	$780,921
ProFund VP Small-Cap	73,544
ProFund VP Short International	72,322
ProFund VP Internet	339,722
ProFund VP U.S. Government Plus	10,076,048

348 :: Board Approval of Investment Advisory Agreement (unaudited) :: December 31, 2012

At a meeting held on September 10-11, 2012, the Board of Trustees (the “Board”), including the trustees who are not “interested persons” as defined in the 1940 Act (the “Independent Trustees”), unanimously approved the investment advisory agreement (the “Advisory Agreement”) between the Trust on behalf of each Fund and ProFund Advisors LLC (the “Advisor”). In determining whether to approve the Advisory Agreement on behalf of each Fund, the Board requested information, and the Advisor provided information, that the Board and the Advisor, respectively, believed to be reasonably necessary to evaluate the Advisory Agreement, including: (i) detailed information about the advisory services provided by the Advisor; (ii) the Advisor’s Form ADV; (iii) biographies of employees primarily responsible for providing investment advisory services; (iv) information regarding each component of the contractual fee rates and actual fee rates for the prior fiscal year; (v) information regarding advisory fees earned versus advisory fees waived for previous periods; (vi) performance information for prior periods; (vii) comparative industry fee data; (viii) information about fees and other amounts received by the Advisor and its affiliates for non-advisory services; (ix) information regarding trade allocation and best execution; and (x) information about the financial condition of the Advisor. The Board also received information regarding the Advisor’s practices in monitoring each Fund’s compliance with regulatory requirements and Trust procedures. The Board evaluated this information, and was advised by legal counsel with respect to its deliberations. The Trustees who are not “interested persons” of the Funds (the “Disinterested Trustees”) were also advised by independent legal counsel with respect to their deliberations. In addition, the Board considered matters bearing on the Funds and their investment advisory, administration and distribution arrangements at their regular meetings throughout the year, including the Funds’ investment results and performance data.

In its deliberations, the Board did not identify any single factor as all-important or controlling and individual Trustees did not necessarily attribute the same weight or importance to each factor. Furthermore, the Board’s conclusions may be based, in part, on their consideration of the relevant arrangements during the course of the year and in prior years. The Board evaluated all information available to it on a fund-by-fund basis, and their determinations were made separately in respect of each Fund.

The Board, including the Independent Trustees, determined that the terms of the Advisory Agreement were fair and reasonable and in the best interests of shareholders and should be approved. The Board took note of all the information that had been provided and considered all of the factors relevant, none of which was considered dispositive by itself, including, among other things: (i) the nature, extent, and quality of the services to be provided to each Fund by the Advisor; (ii) the costs of the services provided and the profits to be realized by the Advisor from the relationship with the Funds; (iii) the investment performance of the Funds; and (iv) the extent to which economies of scale might be realized as the Funds grow and whether fee levels reflect economies of scale, if any, for the benefit of Fund shareholders.

Nature, Extent and Quality of the Advisor’s Services

The Board reviewed the nature, extent and quality of the investment advisory services of the Advisor, and concluded that the services provided by the Advisor were of high quality. The Board focused on the quality of the personnel and operations at the Advisor and the systems and processes required to manage the Funds effectively, which may not be present at other investment advisory organizations. The Board noted the investment objective of each Fund and the Advisor’s description of the special skills needed to manage each Fund. The Board also considered the Advisor’s development of investment strategies, including those involving the use of complex financial instruments and processes that maximize the Funds’ ability to meet their stated investment objectives and minimize counterparty risk. The Board considered the size and experience of the Advisor’s portfolio staff and the Advisor’s ability to recruit, train and retain personnel with relevant experience. The Board considered the structure of the portfolio staff compensation program and whether it provides appropriate incentives. The Board also considered information concerning how the Advisor allocates trade transactions for the Funds. The Board also reviewed the Advisor’s compliance program and discussed it with the Funds’ Chief Compliance Officer. The Board considered, with respect to each Fund, the Advisor’s success in achieving the investment objectives of each Fund. The Board also considered the financial condition of the Advisor, which they found to be sound based upon a review of financial information and discussions with officers of the Advisor.

Based upon its review, the Board concluded that, with respect to each Fund, the investment advisory services provided by the Advisor were of high quality, that the Advisor successfully achieved the investment goals of the Fund, and that the Advisor’s services benefited the Fund’s shareholders, particularly in light of the nature of the Fund and the services required to support it.

Comparison of Advisory Services and Fees

The Board considered the fairness and reasonableness of the investment advisory fees payable to the Advisor in light of the investment advisory services provided, the costs of these services and the comparability of the fees paid by other investment companies, including investment companies offering services similar in nature and extent to the Funds. The Board noted the difficulty of obtaining precise information comparing the fees charged by other investment advisors because there were few fund complexes whose funds have substantially similar investment goals, investment styles and operations. Notwithstanding, the Board found the comparative information provided by the Advisor to be useful in its evaluation of the reasonableness of the Advisor’s fees.

The Board considered the contractual advisory fee rate paid by each Fund to the Advisor by comparing that rate to information prepared by Citi Fund Services Ohio, Inc. using data provided by Lipper, Inc. (“Lipper”) concerning management fee rates paid by other funds in the same Lipper category as each Fund. The Board recognized that the reports show each fund’s management fee rate as the combined contractual advisory fee rate and the administration fee rate. The Board also considered the fee waiver and/or expense reimbursement arrangements currently in place for each Fund and considered the net advisory fees after taking waivers and reimbursements into account. The Board recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds but concluded that the Funds’ advisory fee rates were acceptable given the services provided. The Board

December 31, 2012 :: Board Approval of Investment Advisory Agreement (unaudited) :: 349 considered the fees paid by other clients of the Advisor and its affiliates for advisory services.

Costs of Services to be Provided and Profits to be Realized by the Advisor

The Board also considered the significant drivers of cost (leverage, intellectual capital (trading, tax, regulatory), daily portfolio rebalancing, entrepreneurial risk) and also examined the costs to investors to achieve on their own the objectives of the Funds, noting that it likely would be more expensive to do so. The Board considered the profitability to the Advisor of its management of each of the Funds. The Board recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is in most cases not publicly available and that such information as is available is affected by numerous factors, including the nature of the Fund’s shareholder base, the structure of the particular advisor, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are typically reported net of distribution and marketing expenses. Based on its review, the Board concluded that the profitability to the Advisor of the Advisory Agreement was not unreasonable in light of the services and benefits provided to each Fund.

Investment Performance of the Funds and the Advisor

The Board considered relative performance and expense information for the Funds. The Board considered total return performance information relating to each Fund for the 3-month, 1-year, 5-year, 10-year and since inception periods ended June 30, 2012. The Board also considered total return performance information with respect to funds with the same Lipper investment classification and objective for the 3-month, 1-year, 5-year and 10-year periods ended June 30, 2012. The Board focused on each Fund’s performance against its benchmark and considered the performance information provided for the Funds at regular Board meetings by the Advisor. The Board concluded that the Funds’ performance was competitive. The Board noted that, given the nature of the Funds, the correlation of the Fund’s performance with the performance of a benchmark was a more meaningful factor than the Fund’s total return.

The Board also considered the Advisor’s non-advisory services, including those performed under a separate Management Services Agreement. The Board considered any indirect, or “fall-out,” benefits that the Advisor derived from its relationship to the Funds but concluded that such benefits were relatively small. The Board considered that ProFund Distributors, Inc., a wholly-owned subsidiary of the Advisor, earns fees from the Funds for providing services under a Distribution and Shareholder Services Plan.

Economies of Scale

The Board also discussed with representatives of the Advisor potential economies of scale, and how and when shareholders might benefit from economies of scale. The Board considered that effective January 1, 2008, subject to the condition that the aggregate daily net assets of the Trust and Access One Trust be equal to or greater than $10 billion, the Advisor has agreed to reduce each Fund’s annual investment advisory fee by 0.025% on assets in excess of $500 million up to $1 billion, 0.05% on assets in excess of $1 billion up to $2 billion and 0.075% on assets in excess of $2 billion.

Conclusions

The Board, including the Independent Trustees, concluded that, with respect to each Fund, the investment advisory fees and other compensation payable by the Fund to the Advisor were reasonable in relation to the nature and the quality of the services provided by the Advisor and that the continuation of the investment advisory agreements was in the best interests of the shareholders of the Fund. The Board indicated to the Advisor that it will consider and evaluate on an ongoing basis potential economies of scale and how shareholders might benefit from those economies of scale.

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Expense Examples

352 :: Expense Examples (unaudited)

As a ProFund VP shareholder, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution fees; and other ProFund VP expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a ProFund VP and to compare these costs with the ongoing cost of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the examples are useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. These examples also do not reflect fees associated with insurance company or insurance contracts. If those fees were reflected, expenses would be higher.

These examples are based on an investment of $1,000 invested at July 1, 2012 and held for the entire period from July 1, 2012 through December 31, 2012.

The Actual Expense table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 7/1/12	Ending Account Value 12/31/12	Expenses Paid During Period 7/1/12 - 12/31/12(1)	Annualized Expense Ratio During Period 7/1/12 - 12/31/12
ProFund VP Bull	$1,000.00	$1,049.80	$8.66	1.68%
ProFund VP Mid-Cap	1,000.00	1,083.10	8.80	1.68%
ProFund VP Small-Cap	1,000.00	1,065.90	8.72	1.68%
ProFund VP Dow 30	1,000.00	1,019.20	8.53	1.68%
ProFund VP NASDAQ-100	1,000.00	1,016.10	8.51	1.68%
ProFund VP Large-Cap Value	1,000.00	1,070.60	8.74	1.68%
ProFund VP Large-Cap Growth	1,000.00	1,033.70	8.59	1.68%
ProFund VP Mid-Cap Value	1,000.00	1,087.20	8.81	1.68%
ProFund VP Mid-Cap Growth	1,000.00	1,081.50	8.79	1.68%
ProFund VP Small-Cap Value	1,000.00	1,093.10	8.84	1.68%
ProFund VP Small-Cap Growth	1,000.00	1,044.20	8.63	1.68%
ProFund VP Asia 30	1,000.00	1,139.10	9.03	1.68%
ProFund VP Europe 30	1,000.00	1,172.70	9.18	1.68%
ProFund VP International	1,000.00	1,136.80	9.02	1.68%
ProFund VP Emerging Markets	1,000.00	1,081.10	8.79	1.68%
ProFund VP Japan	1,000.00	1,150.70	9.08	1.68%
ProFund VP UltraBull	1,000.00	1,100.90	8.87	1.68%
ProFund VP UltraMid-Cap	1,000.00	1,168.30	9.16	1.68%
ProFund VP UltraSmall-Cap	1,000.00	1,129.40	8.99	1.68%
ProFund VP UltraNASDAQ-100	1,000.00	1,029.30	8.57	1.68%
ProFund VP Bear	1,000.00	929.20	8.15	1.68%
ProFund VP Short Mid-Cap	1,000.00	898.20	8.02	1.68%
ProFund VP Short Small-Cap	1,000.00	912.30	8.08	1.68%
ProFund VP Short Dow 30	1,000.00	957.00	8.26	1.68%
ProFund VP Short NASDAQ-100	1,000.00	958.20	8.27	1.68%
ProFund VP Short International	1,000.00	849.20	7.81	1.68%
ProFund VP Short Emerging Markets	1,000.00	897.80	8.01	1.68%
ProFund VP UltraShort Dow 30	1,000.00	909.80	8.07	1.68%
ProFund VP UltraShort NASDAQ-100	1,000.00	915.00	8.09	1.68%
ProFund VP Banks	1,000.00	1,153.20	9.09	1.68%
ProFund VP Basic Materials	1,000.00	1,076.00	8.77	1.68%
ProFund VP Biotechnology	1,000.00	1,147.20	9.07	1.68%
ProFund VP Consumer Goods	1,000.00	1,051.90	8.67	1.68%
ProFund VP Consumer Services	1,000.00	1,072.90	8.75	1.68%
ProFund VP Financials	1,000.00	1,105.50	8.89	1.68%
ProFund VP Health Care	1,000.00	1,054.80	8.68	1.68%
ProFund VP Industrials	1,000.00	1,082.10	8.79	1.68%
ProFund VP Internet	1,000.00	1,099.70	8.87	1.68%
ProFund VP Oil & Gas	1,000.00	1,064.60	8.72	1.68%
ProFund VP Pharmaceuticals	1,000.00	1,033.30	8.59	1.68%
ProFund VP Precious Metals	1,000.00	987.00	8.39	1.68%
ProFund VP Real Estate	1,000.00	1,024.80	8.55	1.68%
ProFund VP Semiconductor	1,000.00	928.60	8.14	1.68%
ProFund VP Technology	1,000.00	990.80	8.41	1.68%
ProFund VP Telecommunications	1,000.00	1,010.90	8.49	1.68%

Expense Examples (unaudited) :: 353

	Beginning Account Value 7/1/12	Ending Account Value 12/31/12	Expenses Paid During Period 7/1/12 - 12/31/12(1)	Annualized Expense Ratio During Period 7/1/12 - 12/31/12
ProFund VP Utilities	$1,000.00	$969.70	$8.32	1.68%
ProFund VP U.S. Government Plus	1,000.00	961.90	6.81	1.38%
ProFund VP Rising Rates Opportunity	1,000.00	1,008.70	8.48	1.68%
ProFund VP Falling U.S. Dollar	1,000.00	1,016.50	8.52	1.68%
ProFund VP Money Market	1,000.00	1,000.10	0.55	0.11%

(1)         Expenses are equal to the average account value, multiplied by the ProFund VP’s annualized expense ratio multiplied by 184/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

354 :: Expense Examples (unaudited)

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on each ProFund VP’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each ProFund VP’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your ProFund VP and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value 7/1/12	Ending Account Value 12/31/12	Expenses Paid During Period 7/1/12 - 12/31/12(1)	Annualized Expense Ratio During Period 7/1/12 - 12/31/12
ProFund VP Bull	$1,000.00	$1,016.69	$8.52	1.68%
ProFund VP Mid-Cap	1,000.00	1,016.69	8.52	1.68%
ProFund VP Small-Cap	1,000.00	1,016.69	8.52	1.68%
ProFund VP Dow 30	1,000.00	1,016.69	8.52	1.68%
ProFund VP NASDAQ-100	1,000.00	1,016.69	8.52	1.68%
ProFund VP Large-Cap Value	1,000.00	1,016.69	8.52	1.68%
ProFund VP Large-Cap Growth	1,000.00	1,016.69	8.52	1.68%
ProFund VP Mid-Cap Value	1,000.00	1,016.69	8.52	1.68%
ProFund VP Mid-Cap Growth	1,000.00	1,016.69	8.52	1.68%
ProFund VP Small-Cap Value	1,000.00	1,016.69	8.52	1.68%
ProFund VP Small-Cap Growth	1,000.00	1,016.69	8.52	1.68%
ProFund VP Asia 30	1,000.00	1,016.69	8.52	1.68%
ProFund VP Europe 30	1,000.00	1,016.69	8.52	1.68%
ProFund VP International	1,000.00	1,016.69	8.52	1.68%
ProFund VP Emerging Markets	1,000.00	1,016.69	8.52	1.68%
ProFund VP Japan	1,000.00	1,016.69	8.52	1.68%
ProFund VP UltraBull	1,000.00	1,016.69	8.52	1.68%
ProFund VP UltraMid-Cap	1,000.00	1,016.69	8.52	1.68%
ProFund VP UltraSmall-Cap	1,000.00	1,016.69	8.52	1.68%
ProFund VP UltraNASDAQ-100	1,000.00	1,016.69	8.52	1.68%
ProFund VP Bear	1,000.00	1,016.69	8.52	1.68%
ProFund VP Short Mid-Cap	1,000.00	1,016.69	8.52	1.68%
ProFund VP Short Small-Cap	1,000.00	1,016.69	8.52	1.68%
ProFund VP Short Dow 30	1,000.00	1,016.69	8.52	1.68%
ProFund VP Short NASDAQ-100	1,000.00	1,016.69	8.52	1.68%
ProFund VP Short International	1,000.00	1,016.69	8.52	1.68%
ProFund VP Short Emerging Markets	1,000.00	1,016.69	8.52	1.68%
ProFund VP UltraShort Dow 30	1,000.00	1,016.69	8.52	1.68%
ProFund VP UltraShort NASDAQ-100	1,000.00	1,016.69	8.52	1.68%
ProFund VP Banks	1,000.00	1,016.69	8.52	1.68%
ProFund VP Basic Materials	1,000.00	1,016.69	8.52	1.68%
ProFund VP Biotechnology	1,000.00	1,016.69	8.52	1.68%
ProFund VP Consumer Goods	1,000.00	1,016.69	8.52	1.68%
ProFund VP Consumer Services	1,000.00	1,016.69	8.52	1.68%
ProFund VP Financials	1,000.00	1,016.69	8.52	1.68%
ProFund VP Health Care	1,000.00	1,016.69	8.52	1.68%
ProFund VP Industrials	1,000.00	1,016.69	8.52	1.68%
ProFund VP Internet	1,000.00	1,016.69	8.52	1.68%
ProFund VP Oil & Gas	1,000.00	1,016.69	8.52	1.68%
ProFund VP Pharmaceuticals	1,000.00	1,016.69	8.52	1.68%
ProFund VP Precious Metals	1,000.00	1,016.69	8.52	1.68%
ProFund VP Real Estate	1,000.00	1,016.69	8.52	1.68%
ProFund VP Semiconductor	1,000.00	1,016.69	8.52	1.68%
ProFund VP Technology	1,000.00	1,016.69	8.52	1.68%
ProFund VP Telecommunications	1,000.00	1,016.69	8.52	1.68%
ProFund VP Utilities	1,000.00	1,016.69	8.52	1.68%
ProFund VP U.S. Government Plus	1,000.00	1,018.20	7.00	1.38%
ProFund VP Rising Rates Opportunity	1,000.00	1,016.69	8.52	1.68%
ProFund VP Falling U.S. Dollar	1,000.00	1,016.69	8.52	1.68%
ProFund VP Money Market	1,000.00	1,024.58	0.56	0.11%

(1)         Expenses are equal to the average account value, multiplied by the ProFund VP’s annualized expense ratio multiplied by 184/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Trustees and Officers (unaudited) :: 355

Name, Address, and Birth Date	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Operational Portfolios in Fund Complex Overseen by Trustee*	Other Directorship Held by Trustee

Independent Trustees
William D. Fertig c/o ProFunds 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 9/56	Trustee	Indefinite; June 2011 to present	Context Capital Management (Alternative Asset Management): Chief Investment Officer (September 2002 to present)	ProFunds (112); Access One Trust (3); ProShares Trust (118)	Key Energy Services

Russell S. Reynolds, III c/o ProFunds 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 7/57	Trustee	Indefinite; October 1997 to present	RSR Partners, Inc. (Executive Recruitment): Managing Director (May 2007 to present)	ProFunds (112); Access One Trust (3); ProShares Trust (118)	RSR Partners, Inc.

Michael C. Wachs c/o ProFunds 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 10/61	Trustee	Indefinite; October 1997 to present

Linden Lane Advisors, LLC (Real Estate Development): Principal (2010 to present): Spring Mill Capital Management, LLC (Real Estate Investment): Principal (July 2009 to 2010); AMC Delancey Group, Inc. (Real Estate Development): President (January 2001 to May 2009)

ProFunds (112); Access One Trust (3); ProShares Trust (118)

Interested Trustee
Michael L. Sapir** 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 5/58	Trustee and Chairman of the Board	Indefinite; April 1997 to present	Chairman and Chief Executive Officer of the Advisor (April 1997 to present) and of ProShare Advisors LLC (November 2005 to present); ProShare Capital Management LLC (June 2008 to present)	ProFunds (112); Access One Trust (3); ProShares Trust (118)

*                 The “Fund Complex” consists of all registered investment companies advised by ProFund Advisors LLC and any operational registered investment companies that have an investment advisor that is an affiliated person of the ProFunds Advisors LLC. Investment companies that are non-operational (and therefore, not publicly offered) as of the date of this report are excluded from these figures.

**          Mr. Sapir is an “interested person,” as defined by the 1940 Act, because of his ownership interest in the Advisor.

356 :: Trustees and Officers (unaudited)

Name, Address, and Birth Date	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years

Executive Officers
Louis M. Mayberg 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 8/62	President	Indefinite; February 2003 to present	President of the Advisor (April 1997 to April 2012); ProShare Advisors LLC (November 2005 to April 2012); ProShare Capital Management LLC (June 2008 to April 2012)

Victor M. Frye 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 10/58	Chief Compliance Officer and Anti-Money Laundering Officer	Indefinite; September 2004 to present	Counsel and Chief Compliance Officer of the Advisor (October 2002 to present) and ProShare Advisors LLC (December 2004 to present); Secretary of the Distributor (March 2008 to present)

Amy R. Doberman 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 3/62	Chief Legal Officer and Secretary	Indefinite; June 2009 to present	General Counsel of the Advisor, ProShare Advisors LLC and ProShare Capital Management LLC (April 2009 to present); Managing Director, Morgan Stanley Investment Management (July 2004 to April 2009)

Jack P. Huntington 100 Summer Street, Boston, MA 02110 Birth Date: 9/70	Assistant Secretary	Indefinite; December 2008 to present	Senior Vice President of Regulatory Administration, Citi Fund Services Ohio, Inc. (September 2008 to present); Senior Counsel, MetLife, Inc. (October 2004 to September 2008)

Christopher E. Sabato 3435 Stelzer Road Columbus, OH 43219 Birth Date: 12/68	Treasurer	Indefinite; September 2009 to present	Senior Vice President, Fund Administration, Citi Fund Services Ohio, Inc. (2007 to present); employed by Citi Fund Services Ohio, Inc. in various other capacities (1993-2007)

Kenneth D. Schiltz 3435 Stelzer Road Columbus, OH 43219 Birth Date: 11/77	Assistant Treasurer	Indefinite; March 2011 to present	Vice President, Fund Administration, Citi Fund Services Ohio, Inc. (2005 to present); employed by Citi Fund Services Ohio, Inc. in various other capacities (2000-2005)

The Funds’ Statement of Additional Information includes additional information about the Funds’ Trustees and Officers. To receive your free copy of the Statement of Additional Information, call toll-free 888-776-3637.

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P.O. Box 182800 Columbus, OH 43218-2800

This report is submitted for the general information of the shareholders of the ProFunds VP. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. To receive the most recent month end performance information for each Fund, please call toll-free 888-776-5717.

A description of the policies and procedures that the ProFunds VP uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 888-776-3637; and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the ProFund VP voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available. (i) without change by calling toll-free 888-776-3637; (ii) on the ProFunds’ VP website at profunds.com; and (iii) on the Commission’s website at sec.gov.

ProFunds VP file complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holding for the Funds in this report are available without charge on the Commission’s website at sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

12/12

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  This code of ethics is included as Exhibit 12(a)(1).

During the period covered by the report, with respect to the registrant’s code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

Item 3. Audit Committee Financial Expert.

3(a)(1) The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

3(a)(2) The audit committee financial expert is Michael C. Wachs, who is “independent” for purposes of this Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a)                                 2012 $610,536

2011 $613,469

The fees relate to the audit of the registrants’ annual financial statements paid to PWC LLP.

(b)                                 2012 $0

2011 $0

(c)                                  2012 $136,500

2011 $151,838

The fees relate to the preparation of the registrant’s tax returns.  Fees for 2011 also include other miscellaneous tax filings paid to PWC LLP.

(d)                                 2012 $0

2011 $0

(e)(1)                   The Audit Committee may pre-approve at any regularly scheduled Audit Committee meeting audit, audit-related, tax and other non-audit services to be rendered or that may be rendered by the Auditor to the Trust and certain non-audit services to be rendered by the Auditor to the Advisor which require pre-approval by the Audit Committee.  In connection with such pre-approvals, the Auditor, or a Trust officer, with the assistance of the Auditor, shall provide the Audit Committee with a report containing information about each type of service to be pre-approved at the meeting.

The Trust will use a combination of the two approaches for pre-approving proposed services: (1) the proposed service be specifically pre-approved by the Audit Committee (“specific pre-approval”) or (2) may be pre-approved without consideration of specific case-by-case services by the audit committee (“general pre-approval”). Unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee. Additionally, any proposed services exceeding pre-approved cost levels will also require specific pre-approval by the Audit Committee.

(e)(2)                   2012 0%

2011 0%

(f) Not applicable.

(g)                                  2012 $136,500

2011 $151,838

(h) Not applicable.

Item 5.   Audit Committee of Listed Registrants.

Not applicable.

Item 6.   Investments.

(a)   Not Applicable

(b)   Not Applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)         There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b)     Certifications pursuant to Rule 30a-2(b) are furnished hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ProFunds

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer and Principal Financial Officer

Date	February 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Louis M. Mayberg
Louis M. Mayberg, President and Principal Executive Officer

Date	February 26, 2013

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer and Principal Financial Officer

Date	February 26, 2013

* Print the name and title of each signing officer under his or her signature.